                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4236

                             One Group Mutual Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

    1111 Polaris Parkway, Columbus,                                OH 43271-1235
--------------------------------------------------------------------------------
(Address of principal executive offices)                             (Zip code)

                    One Group Administrative Services, Inc.,
                    1111 Polaris Parkway, Columbus, OH 43240
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-480-4111

Date of fiscal year end: June 30, 2005

Date of reporting period: September 30, 2004

ITEM 1. SCHEDULE OF INVESTMENTS.

ONE GROUP MUTUAL FUNDS
SMALL CAP GROWTH FUND
Schedule of Portfolio Investments                             September 30, 2004
(Amounts in thousands)
(Unaudited)

THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("THE LIST") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

                                          SECURITY
          SHARES                         DESCRIPTION                              VALUE
          ------                         -----------                              -----
COMMON STOCKS  (91.7%):
Commercial Services (6.8%):
                     101   Advo, Inc.                                           $   3,131
                     171   Alliance Data Systems Corp. (b)                          6,936
                     151   Arbitron, Inc. (b)                                       5,510
                     103   CV Therapeutics, Inc. (b) (c)                            1,291
                     163   DiamondCluster International, Inc. (b)                   1,989
                      44   G & K Services, Inc., Class A                            1,760
                      55   John H. Harland Co.                                      1,722
                     180   Labor Ready, Inc. (b) (c)                                2,524
                     309   Nautilus Group, Inc. (c)                                 6,970
                     203   Navigant Consulting Co. (b) (b)                          4,458
                     221   Nextel Partners, Inc., Class A (b) (c)                   3,671
                     392   Sapient Corp. (b)                                        2,991
                     106   Startek, Inc.                                            3,312
                     147   Watson Wyatt & Co.                                       3,866
                                                                                ---------
                                                                                   50,131
                                                                                ---------
Consumer Durables (3.7%):
                     190   Activision, Inc. (b)                                     2,628
                     103   Clarcor, Inc.                                            4,920
                      59   Fossil, Inc. (b)                                         1,833
                     206   K2, Inc. (b)                                             2,945
                     102   Polaris Industries, Inc. (c)                             5,682
                      27   Take-Two Interactive Software, Inc. (b) (c)                880
                      74   Thor Industries, Inc.                                    1,964
                      91   Toro Co.                                                 6,247
                                                                                ---------
                                                                                   27,099
                                                                                ---------
Consumer Non-Durables (0.6%):
                     229   K Swiss, Inc., Class A                                   4,416
                                                                                ---------
Consumer Services (6.9%):
                     104   Alliance Gaming Corp. (b)                                1,569
                     155   Applebee's International, Inc.                           3,930
                      54   Bright Horizons Family Solutions, Inc. (b)               2,905
                      96   Carmike Cinemas, Inc.                                    3,373
                     170   CEC Entertainment, Inc. (b)                              6,247
                     366   Educate, Inc. (b)                                        4,314
                     199   Emmis Communications Corp., Class A (b)                  3,594
                     131   Life Time Fitness, Inc. (b)                              3,364
                     375   Lions Gate Entertainment Corp. (b) (c)                   3,263
                     110   Radio One, Inc., Class A (b)                             1,569
                     169   Rare Hospitality International, Inc. (b)                 4,497
                     148   Reader's Digest Association, Inc., Class A               2,156
                     106   Shuffle Master, Inc. (b) (c)                             3,965
                      64   Sinclair Broadcast Group Inc., Class A                     464
                     213   Sonic Corp. (b)                                          5,467
                                                                                ---------
                                                                                   50,677
                                                                                ---------

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

Distribution Services (1.4%):
                     261   SCP Pool Corp.                                           6,976
                     115   United Natural Foods, Inc. (b)                           3,070
                                                                                ---------
                                                                                   10,046
                                                                                ---------
Electronic Technology (16.5%):
                     411   Atheros Communications (b) (c)                           4,196
                     120   Avid Technology, Inc. (b)                                5,601
                     137   CACI International, Inc. (b)                             7,226
                     119   Cognex Corp.                                             3,120
                     182   Credence Systems Corp. (b)                               1,310
                     203   Cymer, Inc. (b)                                          5,812
                     209   DSP Group, Inc. (b)                                      4,391
                     238   Electronics for Imaging, Inc. (b) (c)                    3,870
                      86   Engineered Support Systems, Inc.                         3,924
                     376   Entegris, Inc. (b)                                       3,132
                     365   Epicor Software Corp. (b) (b)                            4,390
                     228   Exar Corp. (b)                                           3,223
                      54   FLIR Systems, Inc. (b)                                   3,165
                     140   Global Payments, Inc.                                    7,486
                     100   Helix Technology Corp.                                   1,358
                      68   Inter-Tel, Inc.                                          1,477
                     139   Keithley Instruments, Inc.                               2,431
                     212   Kronos, Inc. (b)                                         9,401
                     284   Mercury Computer Systems, Inc. (b)                       7,653
                     291   Micrel, Inc. (b) (c)                                     3,029
                      93   Omnivision Technologies, Inc. (b) (c)                    1,310
                     261   Perot Systems Corp. (b)                                  4,196
                      65   Plantronics, Inc.                                        2,811
                      65   Plexus Corp. (b)                                           718
                     186   Power Integrations, Inc. (b) (c)                         3,798
                     173   Semtech Corp. (b)                                        3,307
                     147   Tekelec (b)                                              2,448
                     183   Tibco Software, Inc. (b)                                 1,553
                     198   Trimble Navigation Ltd. (b)                              6,254
                      86   Varian Semiconductor Equipment Assoc., Inc. (b)          2,664
                     141   Webex Communications, Inc. (b) (c)                       3,066
                     146   Western Wireless Corp., Class A                          3,754
                                                                                ---------
                                                                                  122,074
                                                                                ---------
Energy Minerals (2.0%):
                      55   Cabot Oil & Gas Corp., Class A                           2,474
                     117   Patina Oil & Gas Corp.                                   3,466
                     215   Remington Oil & Gas Corp., Class B (b)                   5,633
                     118   Swift Energy Co. (b)                                     2,827
                                                                                ---------
                                                                                   14,400
                                                                                ---------
Finance  (8.7%):
                      89   Affiliated Managers Group, Inc. (b) (c)                  4,758
                      50   Bristol West Holdings, Inc.                                864
                      98   Capital Automotive Real Estate Investment Trust (c)      3,055
                     151   CompuCredit Corp. (b)                                    2,812
                      90   Cullen/Frost Bankers, Inc.                               4,173
                     128   Direct General Corp.                                     3,702
                     232   East-West Bancorp, Inc.                                  7,797
                      54   Essex Property Trust, Inc. (c)                           3,866
                     132   First Bancorp Puerto Rico                                6,351
                     134   First Midwest Bancorp, Inc.                              4,647
                     140   Hilb, Rogal & Hamilton Co.                               5,078
                     104   ProAssurance Corp. (b)                                   3,625
                     282   Southwest Bancorp of Texas                               5,679
                      17   UCBH Holdings, Inc.                                        649

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                     124   Wintrust Financial Corp.                                 7,102
                                                                                ---------
                                                                                   64,158
                                                                                ---------
Health Services  (8.0%):
                     140   Accredo Health, Inc. (b)                                 3,307
                     142   Amedisys, Inc. (b)                                       4,241
                     160   Amerigroup Corp. (b)                                     8,984
                      60   Covance, Inc. (b)                                        2,398
                      52   Coventry Health Care, Inc. (b)                           2,775
                      76   Dade Behring Holdings, Inc. (b)                          4,229
                     115   Dendrite International, Inc. (b)                         1,860
                     245   Gentiva Health Services, Inc. (b)                        4,011
                     186   Incyte Genomics, Inc. (b)                                1,790
                     166   Medicines Co. (b) (c)                                    4,005
                      89   Pharmaceutical Product Development, Inc. (b)             3,204
                     140   Psychiatric Solutions, Inc. (b)                          3,552
                     113   Renal Care Group, Inc. (b)                               3,655
                     109   Sierra Health Services (b)                               5,224
                      55   Stericycle, Inc. (b)                                     2,529
                     164   VCA Antech, Inc. (b)                                     3,383
                                                                                ---------
                                                                                   59,147
                                                                                ---------
Health Technology  (12.5%):
                     127   Advanced Medical Optics (b)                              5,025
                     120   Arthrocare Corp. (b) (c)                                 3,515
                      77   Atherogenics, Inc. (b) (c)                               2,547
                      61   Cooper Cos., Inc. (c)                                    4,209
                     115   Cypress Bioscience, Inc. (b)                             1,347
                     179   Cytyc Corp. (b)                                          4,323
                      97   Diagnostic Products Corp.                                3,948
                     119   Gen-Probe, Inc. (b) (c)                                  4,745
                     104   Idexx Laboratories, Inc. (b)                             5,277
                      54   Inamed Corp. (b)                                         2,550
                     105   Integra Lifesciences Corp. (b)                           3,372
                      62   Invacare Corp.                                           2,838
                     146   Medicis Pharmaceuticals, Inc., Class A (c)               5,692
                     203   Mentor Corp.                                             6,829
                     156   MGI Pharma, Inc. (b)                                     4,164
                     160   Noven Pharmaceuticals, Inc. (b)                          3,332
                      48   OSI Pharmaceuticals, Inc. (b)                            2,950
                      27   Pharmion Corp. (b)                                       1,391
                      87   Resmed, Inc. (b) (c)                                     4,142
                     104   Respironics, Inc. (b)                                    5,550
                     139   Sybron Dental Specialties, Inc. (b)                      4,127
                     156   Techne Corp. (b)                                         5,960
                     245   Trimeris, Inc. (b) (c)                                   3,687
                      43   United Therapeutics Corp. (b)                            1,509
                                                                                ---------
                                                                                   93,029
                                                                                ---------
Industrial Services  (1.5%):
                      42   Cal Dive International, Inc. (b)                         1,503
                      43   Carbo Ceramics, Inc.                                     3,124
                      57   Cooper Cameron Corp. (b)                                 3,126
                     266   Tetra Tech, Inc. (b)                                     3,368
                                                                                ---------
                                                                                   11,121
                                                                                ---------
Non-Energy Minerals  (0.8%):
                     116   Florida Rock Industries, Inc. (c)                        5,658
                                                                                ---------
Process Industries  (3.1%):
                     156   Delta & Pine Land Co.                                    4,176
                      72   Georgia Gulf Corp.                                       3,226
                     600   Grey Wolf, Inc. (b)                                      2,934
                     264   Hercules, Inc. (b)                                       3,761
                     194   Macdermid, Inc.                                          5,624
                     190   Wausau-Mosinee Paper Corp.                               3,165
                                                                                ---------
                                                                                   22,886
                                                                                ---------
Producer Manufacturing  (4.8%):
                     105   Cuno, Inc. (b)                                           6,046

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                     114   Dionex Corp. (b)                                         6,252
                     185   IDEX Corp.                                               6,274
                      96   Oshkosh Truck Corp.                                      5,489
                      93   Simpson Manufacturing Co., Inc. (c)                      5,878
                     142   Varian, Inc. (b)                                         5,370
                                                                                ---------
                                                                                   35,309
                                                                                ---------
Real Estate Investment Trust  (0.4%):
                     124   Global Signal, Inc.                                      2,842
                                                                                ---------
Retail Trade  (5.8%):
                     134   Cost Plus, Inc. (b)                                      4,724
                      92   Dick's Sporting Goods, Inc. (b) (c)                      3,266
                     205   Fred's, Inc. (c)                                         3,687
                      51   Gander Mountain Co. (b)                                  1,027
                     147   Genesco, Inc. (b)                                        3,457
                      79   Guitar Center, Inc. (b) (c)                              3,425
                     166   Hot Topic, Inc. (b)                                      2,830
                      69   O'Reilly Automotive, Inc. (b) (c)                        2,623
                     166   Pantry, Inc. (b)                                         4,188
                     101   Penn National Gaming, Inc. (b)                           4,064
                     130   Regis Corp.                                              5,209
                     147   Tractor Supply Co. (b)                                   4,609
                                                                                ---------
                                                                                   43,109
                                                                                ---------
Technology Services  (5.3%):
                      73   Altiris, Inc. (b) (c)                                    2,317
                      86   Ansys, Inc. (b)                                          4,277
                      86   Ask Jeeves, Inc. (b)                                     2,826
                       7   Equinix, Inc. (b)                                          218
                     175   F5 Networks, Inc. (b)                                    5,331
                     197   Filenet Corp. (b) (c)                                    3,434
                     185   Hyperion Solutions Corp. (b)                             6,295
                     221   Lawson Software, Inc. (b)                                1,239
                     143   Manhattan Associates, Inc. (b)                           3,499
                     133   Packeteer, Inc. (b)                                      1,440
                     264   Serena Software, Inc. (b) (c)                            4,418
                     117   Transaction Systems Architects, Inc., Class A (b)        2,169
                      40   Verint Systems, Inc. (b)                                 1,459
                                                                                ---------
                                                                                   38,922
                                                                                ---------
Transportation  (2.9%):
                     162   Airtran Holdings, Inc. (b)                               1,617
                     141   Forward Air Corp. (b)                                    5,638
                     172   Heartland Express, Inc.                                  3,181
                     240   Knight Transportation, Inc. (b)                          5,141
                      70   Landstar System, Inc. (b)                                4,084
                       5   Republic Airways Holdings, Inc. (b)                         45
                      90   Skywest, Inc.                                            1,352
                                                                                ---------
                                                                                   21,058
                                                                                ---------
TOTAL COMMON STOCKS                                                               676,082
                                                                                ---------

INVESTMENT COMPANIES  (4.0%):
                     425   iShares Russell 2000 Growth Index                       24,892
                           Fund
                      40   iShares Russell 2000 Index Fund                          4,561
                                                                                ---------
TOTAL INVESTMENT COMPANIES                                                         29,453
                                                                                ---------

REPURCHASE AGREEMENTS  (1.9%):
                  14,204   State Street Bank and Trust, 1.00%,
                           10/1/04 (Proceeds at maturity
                           $14,204, collateralized by various
                           U.S. Government securities)                             14,204
                                                                                ---------
TOTAL REPURCHASE AGREEMENTS                                                        14,204
                                                                                ---------

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING  (12.1%):
                  89,126   Pool of various securities for One
                           Group Equity Funds #                                    89,126
                                                                                ---------
TOTAL SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING              89,126
                                                                                ---------

TOTAL (COST $651,723) (a)                                                       $ 808,865
                                                                                =========

------------
Percentages indicated are based on net assets of $737,579.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

Unrealized appreciation ..................     $ 181,568
Unrealized depreciation ..................       (24,426)
                                               ---------
Net unrealized appreciation (depreciation)     $ 157,142
                                               =========

      Aggregate cost for federal income tax purposes differs from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

(b)   Non-income producing securities.

(c) Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.

# The cash collateral received by the Fund was pooled and at September 30, 2004 was invested in Commercial Paper (with interest rates ranging from 1.61% to 1.88% and maturity dates ranging from October 2004 through February 2005), Repurchase Agreements (with interest rates ranging from 1.82% to 2.06% and maturity dates of October 1, 2004), Master Notes (with interest rates ranging from 1.64% to 2.30% and maturity dates ranging from October 2004 to January
2007).

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

ONE GROUP MUTUAL FUNDS
SMALL CAP VALUE FUND
Schedule of Portfolio Investments                             September 30, 2004
(Amounts in thousands)
(Unaudited)

THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("THE LIST") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

                                       SECURITY
        SHARES                        DESCRIPTION                                  VALUE
        ------                        -----------                                  -----
COMMON STOCKS  (89.1%):
Commercial Services (2.4%):
                     129   AAR Corp. (b)                                        $    1,609
                     107   Bowne & Co., Inc.                                         1,392
                      78   CDI Corp.                                                 1,599
                      13   Circor International, Inc.                                  255
                     154   Cornell Cos., Inc. (b)                                    1,907
                      27   Deluxe Corp.                                              1,096
                     122   G & K Services, Inc., Class A                             4,832
                     105   Kelly Services, Inc., Class A                             2,792
                      89   The Geo Group, Inc. (b)                                   1,816
                     313   Unifirst Corp.                                            8,962
                      22   Volt Information Sciences, Inc. (b)                         644
                                                                                ----------
                                                                                    26,904
                                                                                ----------
Consumer Durables (3.3%):
                     128   Action Performance Cos., Inc. (d)                         1,293
                     212   Arctic Cat, Inc.                                          5,494
                     180   Coachmen Industries, Inc.                                 2,843
                     201   Cooper Tire & Rubber Co.                                  4,048
                      89   Eagle Materials, Inc. (d)                                 6,350
                      89   Enesco Group, Inc. (b)                                      611
                     215   Furniture Brands International, Inc.                      5,403
                     102   HNI Corp.                                                 4,023
                     181   La-Z-Boy, Inc.                                            2,744
                     208   National R.V. Holdings, Inc. (b)                          2,589
                     272   Oneida Ltd. (b) (d)                                         424
                      60   Palm Harbor Homes, Inc. (b) (d)                           1,004
                                                                                ----------
                                                                                    36,826
                                                                                ----------
Consumer Non-Durables (2.3%):
                     222   American Greetings Corp., Class A (d)                     5,576
                     138   Dimon, Inc.                                                 810
                      87   Farmer Brothers Co.                                       2,312
                      51   Hormel Foods Corp.                                        1,367
                      77   J & J Snack Foods Corp. (b)                               3,290
                     229   Penford Corp.                                             3,985
                      31   Ralcorp Holdings, Inc. (b)                                1,120
                      86   Russell Corp.                                             1,441
                     182   Smithfield Foods, Inc. (b)                                4,543
                      61   Wolverine World Wide, Inc.                                1,533
                                                                                ----------
                                                                                    25,977
                                                                                ----------
Consumer Services (6.0%):
                     423   Belo Corp., Class A                                       9,543
                     237   Bob Evans Farms, Inc.                                     6,448
                      66   Brinker International, Inc. (b)                           2,050
                     267   California Pizza Kitchen, Inc. (b) (d)                    5,826
                      98   CBRL Group, Inc.                                          3,534
                      98   CEC Entertainment, Inc. (b)                               3,593
                     342   Jack in the Box, Inc. (b)                                10,865
                     215   Landry's Seafood Restaurants, Inc.                        5,856
                     232   Marcus Corp.                                              4,514
                     219   Nuance Communications, Inc. (b)                             930
                     133   Papa John's International, Inc. (b) (d)                   4,093

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                     563   Prime Hospitality Corp. (b)                               6,847
                     191   The Steak n Shake Co. (b)                                 3,266
                                                                                ----------
                                                                                    67,365
                                                                                ----------
Distribution Services (0.3%):
                      26   Lawson Products, Inc.                                     1,082
                      87   Watsco, Inc.                                              2,606
                                                                                ----------
                                                                                     3,688
                                                                                ----------
Electronic Technology (5.7%):
                       1   Actel Corp. (b)                                              14
                     130   Adaptec, Inc. (b)                                           991
                     164   Advanced Fibre Communication, Inc. (b)                    2,601
                     121   Alliance Semiconductor Corp. (b)                            419
                     467   American Power Conversion Corp.                           8,115
                     188   Coherent, Inc. (b)                                        4,888
                     152   Cohu, Inc.                                                2,246
                     202   Cray, Inc. (b)                                              714
                     338   CTS Corp.                                                 4,263
                     159   Electronics for Imaging, Inc. (b) (d)                     2,588
                     148   Emulex Corp. (b)                                          1,703
                     444   Exar Corp. (b)                                            6,282
                     377   Integrated Device Technology, Inc. (b)                    3,590
                      28   Interphase Corp. (b)                                        279
                     515   KEMET Corp. (b)                                           4,170
                     471   Lattice Semiconductor Corp. (b)                           2,314
                     318   Newport Corp. (b)                                         3,646
                     320   Optimal Robotics Corp. (b)                                2,933
                       4   Orbital Sciences Corp. (b)                                   46
                      90   Park Electrochemical Corp.                                1,912
                     296   Parlex Corp. (b)                                          1,583
                     468   Planar Systems, Inc. (b)                                  5,247
                      76   Standard Microsystems Corp. (b)                           1,336
                     178   X-Rite, Inc.                                              2,599
                                                                                ----------
                                                                                    64,479
                                                                                ----------
Energy Minerals (3.6%):
                     402   Ashland, Inc.                                            22,518
                     211   Forest Oil Corp. (b)                                      6,362
                     102   Frontier Oil Corp.                                        2,412
                      60   Newfield Exploration Co. (b)                              3,698
                     159   Spinnaker Exploration Co. (b)                             5,557
                                                                                ----------
                                                                                    40,547
                                                                                ----------
Finance (25.2%):
                      90   A.G. Edwards, Inc.                                        3,127
                     159   Affiliated Managers Group, Inc. (b) (d)                   8,518
                     256   Alfa Corp.                                                3,573
                     195   Associated Banc Corp.                                     6,241
                     135   Associated Estates Realty Corp.                           1,349
                      89   Assurant, Inc.                                            2,318
                     464   Assured Guaranty Ltd.                                     7,723
                     143   Astoria Financial Corp.                                   5,076
                     236   Axis Capital Holdings Ltd.                                6,127
                     130   Boykin Lodging Co. (b)                                    1,096
                      85   Brandywine Realty Trust                                   2,425
                      32   C&F Financial Corp.                                       1,211
                     179   Ceres Group, Inc. (b)                                       977
                     108   City National Corp. (d)                                   7,040
                      71   Colonial BancGroup, Inc.                                  1,442
                     131   Commerce Bancshares, Inc.                                 6,309
                      82   Commerce Group, Inc.                                      3,962
                      85   Community Bank System, Inc.                               2,145
                      83   Compass Bancshares, Inc.                                  3,650
                      48   Corus Bankshares, Inc.                                    2,068
                     125   Delphi Financial Group, Class A                           5,035
                     241   E*Trade Group, Inc. (b)                                   2,752
                      68   Eastern Virginia Bankshares, Inc.                         1,583

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                     191   Endurance Specialty Holdings Ltd.                         6,156
                     416   Equity Inns, Inc.                                         4,111
                      76   FBL Financial Group, Inc., Class A                        1,980
                     103   Federal Agricultural Mortgage Corp., Class C (b)          2,288
                     215   First Commonwealth Financial Corp.                        2,928
                      64   First Industrial Realty Trust                             2,351
                     265   FirstMerit Corp.                                          6,979
                     200   Fulton Financial Corp. (d)                                4,275
                     286   Harleysville Group, Inc.                                  5,909
                     304   Highwoods Properties, Inc.                                7,480
                     475   Horace Mann Educators Corp.                               8,352
                      14   IBERIABANK Corp.                                            798
                      77   LandAmerica Financial Group, Inc.                         3,524
                     118   LSB Bancshares, Inc.                                      1,973
                      89   Mercantile Bank Corp.                                     3,088
                     111   Mercantile Bankshares Corp.                               5,301
                     183   Nationwide Financial Services, Inc.,                      6,424
                           Class A
                     135   North Valley Bancorp                                      2,406
                      21   Old National Bancorp                                        533
                     138   Old Republic International Corp.                          3,465
                      10   Penn Real Estate Invest Trust                               384
                     813   PMI Group, Inc.                                          32,975
                      58   Prentiss Properties Trust                                 2,083
                      66   ProAssurance Corp. (b)                                    2,298
                      87   Protective Life Corp.                                     3,439
                     160   PXRE Group Ltd.                                           3,751
                     216   Radian Group, Inc.                                        9,998
                     230   Reinsurance Group of America, Inc.                        9,488
                      57   Ryder Systems, Inc.                                       2,677
                     158   Selective Insurance Group, Inc.                           5,884
                      25   Simmons First National Corp., Class A                       629
                     178   Sovereign Bancorp, Inc.                                   3,883
                      76   StanCorp Financial Group, Inc.                            5,418
                     239   Summit Properties, Inc.                                   6,466
                     110   Susquehanna Bancshares, Inc.                              2,714
                     156   UMB Financial Corp.                                       7,457
                      94   Umpqua Holdings Corp.                                     2,115
                     211   Vesta Insurance Group, Inc.                                 949
                      91   Washington Federal, Inc.                                  2,291
                      86   Washington Trust Bancorp, Inc.                            2,256
                     107   WesBanco, Inc.                                            3,124
                     101   Whitney Holding Corp.                                     4,246
                     485   Winston Hotels, Inc.                                      5,185
                                                                                ----------
                                                                                   285,778
                                                                                ----------
Health Services (3.9%):
                     185   American Medical Security Group, Inc. (b)                 5,926
                     491   D & K Healthcare Resources, Inc.                          4,836
                      82   Health Net, Inc., Class A (b)                             2,021
                     978   Humana, Inc. (b)                                         19,548
                     204   Manor Care, Inc.                                          6,125
                      56   Parexel International Corp. (b)                           1,104
                     177   Rehabcare Group, Inc. (b) (d)                             4,071
                                                                                ----------
                                                                                    43,631
                                                                                ----------
Health Technology (2.1%):
                      89   Analogic Corp.                                            3,719
                      56   Datascope Corp.                                           2,094
                     243   Intermagnetics General Corp. (b)                          5,637
                     239   Maxim Pharmaceuticals, Inc. (b) (d)                         637
                     273   Osteotech, Inc. (b)                                       1,077
                     153   Perrigo Co.                                               3,143
                     199   Steris Corp. (b)                                          4,364

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                      34   Vital Signs, Inc.                                         1,097
                      46   Zoll Medical Corp. (b)                                    1,535
                                                                                ----------
                                                                                    23,303
                                                                                ----------
Industrial Services (5.9%):
                      71   Emcor Group, Inc. (b)                                     2,679
                     208   Granite Construction, Inc.                                4,982
                     100   Helmerich & Payne, Inc.                                   2,878
                      57   Herley Industries, Inc. (b)                               1,058
                      33   Insituform Technologies, Inc. (b)                           622
                     166   Jacobs Engineering Group, Inc. (b)                        6,353
                      51   Lufkin Industries, Inc.                                   1,907
                     269   Offshore Logistics, Inc. (b)                              9,264
                     390   Pride International, Inc. (b) (d)                         7,721
                     128   Seacor Smit, Inc. (b)                                     5,969
                     550   Shaw Group, Inc. (b) (d)                                  6,603
                     143   Teekay Shipping Corp.                                     6,142
                     285   Tidewater, Inc.                                           9,286
                     108   Willbros Group, Inc. (b)                                  1,608
                                                                                ----------
                                                                                    67,072
                                                                                ----------
Non-Energy Minerals (2.3%):
                      74   Belden CDT, Inc.                                          1,612
                     226   Brush Engineered Materials, Inc. (b)                      4,674
                     307   Lafarge North America Corp.                              14,406
                      70   Olin Corp.                                                1,397
                      78   Texas Industries, Inc.                                    3,993
                                                                                ----------
                                                                                    26,082
                                                                                ----------
Process Industries (3.1%):
                      64   Albemarle Corp.                                           2,230
                     208   Bemis Co., Inc.                                           5,535
                     121   Glatfelter Co.                                            1,500
                     251   H.B. Fuller Co.                                           6,864
                      80   Hawkins, Inc.                                               955
                     149   Lubrizol Corp.                                            5,145
                      66   OM Group, Inc. (b)                                        2,400
                     306   Sensient Technologies Corp.                               6,630
                     173   Stepan Co.                                                4,123
                                                                                ----------
                                                                                    35,382
                                                                                ----------
Producer Manufacturing (6.7%):
                      12   Alamo Group, Inc.                                           217
                       1   Ameron International Corp.                                   23
                     114   Apogee Enterprises, Inc.                                  1,475
                     250   CompX International, Inc. (b) (d)                         4,001
                     310   Griffon Corp. (b) (d)                                     6,548
                     355   Intermet Corp.                                               92
                     112   Kaman Corp., Class A                                      1,333
                     137   Lindsay Manufacturing Co.                                 3,685
                     211   LSI Industries, Inc.                                      2,205
                     184   Martin Marietta Materials, Inc.                           8,341
                     173   Mueller Industries, Inc.                                  7,429
                      15   Nacco Industries, Inc., Class A                           1,313
                     151   Patrick Industries, Inc. (b)                              1,805
                     134   Paxar Corp. (b)                                           3,042
                     191   Stewart & Stevenson Services, Inc.                        3,368
                      36   Tecumseh Products Co.                                     1,511
                     120   Teleflex, Inc.                                            5,114
                      32   Tennant Co.                                               1,316
                      93   Thomas Industries, Inc.                                   2,909
                     337   Trinity Industries, Inc. (d)                             10,512
                     121   Valmont Industries, Inc.                                  2,534
                     284   Wolverine Tube, Inc. (b)                                  3,285
                     114   York International Corp.                                  3,591
                                                                                ----------
                                                                                    75,649
                                                                                ----------
Retail Trade (6.3%):
                     351   BJ's  Wholesale Club, Inc. (b) (d)                        9,589
                      40   Bon-Ton Stores, Inc.                                        482

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                     340   Borders Group, Inc.                                       8,422
                      66   Building Material Holding Co.                             1,804
                     186   Dress Barn, Inc. (b)                                      3,249
                      99   Footstar, Inc. (b) (d)                                      353
                      93   Goody's Family Clothing, Inc.                               787
                     153   Linens 'N Things, Inc. (b) (d)                            3,553
                     707   Payless Shoesource, Inc. (b) (d)                          7,162
                     392   REX Stores Corp. (b)                                      5,511
                     271   Ruddick Corp.                                             5,326
                     241   Shopko Stores, Inc. (b) (d)                               4,192
                     558   Toys "R" Us, Inc. (b)                                     9,898
                      97   Weis Markets, Inc.                                        3,296
                      11   Whitehall Jewellers, Inc. (b)                                84
                     257   Zale Corp. (b)                                            7,223
                                                                                ----------
                                                                                    70,931
                                                                                ----------
Technology Services (2.5%):
                     181   Acxiom Corp.                                              4,295
                     104   Agile Software Corp. (b)                                    822
                     199   Agilysys, Inc. (d)                                        3,436
                     103   Analysts International Corp. (b)                            452
                     191   Ascential Software Corp. (b)                              2,570
                     433   Braun Consulting, Inc. (b)                                  996
                      38   Digital Insight Corp. (b)                                   513
                     451   EPIQ Systems, Inc. (b) (d)                                7,032
                     115   Jack Henry & Assoc., Inc.                                 2,158
                     222   Retek, Inc. (b)                                           1,015
                     138   Tech Data Corp. (b)                                       5,325
                                                                                ----------
                                                                                    28,614
                                                                                ----------
Transportation (2.9%):
                     302   Alaska Air Group, Inc. (b) (d)                            7,480
                      59   Alexander & Baldwin, Inc.                                 2,016
                     116   CNF, Inc.                                                 4,747
                     426   Frontier Airlines, Inc. (b)                               3,269
                      27   Kirby Corp. (b)                                           1,073
                     142   Overnite Corp.                                            4,454
                      92   SCS Transportation (b)                                    1,735
                     451   Swift Transportation Co., Inc. (b)                        7,585
                                                                                ----------
                                                                                    32,359
                                                                                ----------
Utilities (4.6%):
                     126   Atmos Energy Corp. (d)                                    3,186
                      67   Black Hills Corp.                                         1,851
                      49   Cascade Natural Gas Corp.                                 1,030
                     264   Central Vermont Public Services Corp.                     5,304
                      76   El Paso Electric Co. (b)                                  1,215
                      70   Idacorp, Inc.                                             2,047
                      12   Laclede Group, Inc.                                         353
                     124   MDU Resources Group, Inc.                                 3,254
                     283   Oneok, Inc.                                               7,370
                     297   PNM Resources, Inc.                                       6,696
                     434   Puget Energy, Inc.                                        9,862
                     325   Sierra Pacific Resources (b) (d)                          2,909
                     160   TECO Energy, Inc. (d)                                     2,167
                     183   Vectren Corp.                                             4,619
                                                                                ----------
                                                                                    51,863
                                                                                ----------
TOTAL COMMON STOCKS                                                              1,006,450
                                                                                ----------
INVESTMENT COMPANIES (2.6%):
                  29,551   One Group Prime Money Market  Fund, Class I (c)          29,551
                                                                                ----------

TOTAL INVESTMENT COMPANIES                                                          29,551
                                                                                ----------
SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING  (8.2%):
                  92,117   Pool of various securities for One
                           Group Equity Funds #                                     92,117
                                                                                ----------

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

TOTAL SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING               92,117
                                                                                ----------
TOTAL (COST $931,161) (a)                                                       $1,128,118
                                                                                ==========

------------
Percentages indicated are based on net assets of $1,128,957.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

Unrealized appreciation ..................     $ 227,745
Unrealized depreciation ..................       (30,788)
                                               ---------
Net unrealized appreciation (depreciation)     $ 196,957
                                               =========

      Aggregate cost for federal income tax purposes differs from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

(b)   Non-income producing securities.

(c)   Investment in affiliate.

(d) Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.

# The cash collateral received by the Funds was pooled and at September 30, 2004 was invested in Commercial Paper (with interest rates ranging from 1.61% to 1.88% and maturity dates ranging from October 2004 through February 2005), Repurchase Agreements (with interest rates ranging from 1.82% to 2.06% and maturity dates of October 1, 2004), Master Notes (with interest rates ranging from 1.64% to 2.30% and maturity dates ranging from October 2004 to January
2007).

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

ONE GROUP MUTUAL FUNDS
MID CAP GROWTH FUND
Schedule of Portfolio Investments                             September 30, 2004
(Amounts in thousands)
(Unaudited)


THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("THE LIST") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

                                       SECURITY
         SHARES                       DESCRIPTION                                 VALUE
         ------                       -----------                                 -----
COMMON STOCKS  (88.1%):
Commercial Services (3.5%):
                     425   Dun & Bradstreet Corp. (b)                           $   24,931
                     655   Harte-Hanks, Inc.                                        16,373
                     637   Manpower, Inc.                                           28,360
                     961   Nextel Partners, Inc., Class A (b)                       15,928
                     321   RSA Security, Inc. (b)                                    6,199
                                                                                ----------
                                                                                    91,791
                                                                                ----------
Consumer Durables (2.1%):
                     344   Centex Corp.                                             17,353
                     328   Gentex Corp.                                             11,537
                     113   Harman International Industries,                         12,176
                           Inc.
                     329   HNI Corp.                                                13,035
                                                                                ----------
                                                                                    54,101
                                                                                ----------
Consumer Non-Durables (2.6%):
                     788   Coach, Inc. (b)                                          33,429
                     533   Dean Foods Co. (b)                                       16,007
                     676   Hormel Foods Corp.                                       18,106
                                                                                ----------
                                                                                    67,542
                                                                                ----------
Consumer Services (6.9%):
                     246   Cheesecake Factory, Inc. (b) (d)                         10,675
                     561   Education Management Corp. (b)                           14,942
                     728   GTECH Holdings Corp.                                     18,439
                     645   Hilton Hotels Corp.                                      12,152
                     268   International Speedway Corp., Class A                    13,355
                     136   ITT Educational Services, Inc. (b) (d)                    4,914
                     348   MGM Grand, Inc. (b) (d)                                  17,258
                     525   Outback Steakhouse, Inc.                                 21,819
                     272   Royal Caribbean Cruises Ltd.                             11,850
                     341   Starwood Hotels & Resorts Worldwide, Inc.                15,811
                      33   Washington Post Co., Class B                             30,140
                     207   Yum! Brands, Inc.                                         8,408
                                                                                ----------
                                                                                   179,763
                                                                                ----------
Distribution Services (1.6%):
                     484   CDW Corp.                                                28,092
                     184   Patterson Cos., Inc. (b)                                 14,050
                                                                                ----------
                                                                                    42,142
                                                                                ----------
Electronic Technology (15.4%):
                     492   Adtran, Inc. (d)                                         11,167
                     730   Altera Corp. (b) (d)                                     14,290
                     826   Amphenol Corp., Class A (b)                              28,303
                     530   Arrow Electronics, Inc. (b)                              11,967
                   1,302   Avaya, Inc. (b)                                          18,154
                     415   Broadcom Corp., Class A (b)                              11,321
                     250   Cognizant Technology Solutions Corp. (b)                  7,634
                     583   Comverse Technology, Inc. (b)                            10,978
                   1,042   Corning, Inc. (b)                                        11,546
                     469   Cree, Inc. (b) (d)                                       14,312
                     293   Diebold, Inc.                                            13,692

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                     203   Harris Corp.                                             11,153
                     746   Jabil Circuit, Inc. (b)                                  17,159
                     669   Juniper Networks, Inc. (b) (d)                           15,798
                     300   KLA-Tencor Corp. (b)                                     12,452
                     255   L-3 Communications Holdings, Inc.                        17,105
                     649   Lam Research Corp. (b)                                   14,193
                     242   Lexmark International, Inc., Class A (b)                 20,364
                     451   Linear Technology Corp. (d)                              16,344
                     803   Microchip Technology, Inc. (d)                           21,560
                     431   NCR Corp. (b)                                            21,349
                     195   Precision Castparts Corp.                                11,698
                     323   SanDisk Corp. (b)                                         9,403
                     312   Silicon Laboratories, Inc. (b) (d)                       10,329
                     752   Storage Technology Corp. (b)                             18,999
                   1,178   Xerox Corp. (b)                                          16,583
                     194   Zebra Technologies Corp., Class A (b)                    11,833
                                                                                ----------
                                                                                   399,686
                                                                                ----------
Energy Minerals (1.7%):
                     214   Murphy Oil Corp.                                         18,576
                     802   XTO Energy, Inc.                                         26,042
                                                                                ----------
                                                                                    44,618
                                                                                ----------
Finance (7.7%):
                     225   Affiliated Managers Group, Inc. (b) (d)                  12,063
                     208   AMBAC Financial Group, Inc.                              16,662
                     500   Arthur J. Gallagher & Co.                                16,551
                     488   ChoicePoint, Inc. (b)                                    20,800
                     119   Doral Financial Corp.                                     4,927
                     264   Everest Re Group Ltd.                                    19,616
                     432   Legg Mason, Inc. (d)                                     23,015
                     117   Lehman Brothers Holdings, Inc.                            9,297
                     372   North Fork Bancorp, Inc.                                 16,513
                     356   Ryder Systems, Inc.                                      16,727
                     487   TCF Financial Corp.                                      14,751
                     289   Westamerica Bancorp                                      15,848
                     200   Zions Bancorp                                            12,184
                                                                                ----------
                                                                                   198,954
                                                                                ----------
Health Services (5.3%):
                     187   Aetna, Inc.                                              18,717
                     922   Caremark Rx, Inc. (b)                                    29,556
                     365   Coventry Health Care, Inc. (b) (d)                       19,458
                     526   Davita, Inc. (b)                                         16,369
                     242   Express Scripts, Inc., Class A (b)                       15,833
                     381   Laboratory Corp. of America Holdings (b)                 16,635
                     784   Omnicare, Inc.                                           22,238
                                                                                ----------
                                                                                   138,806
                                                                                ----------
Health Technology (12.0%):
                     397   Barr Pharmaceuticals, Inc. (b)                           16,432
                     346   Beckman Coulter, Inc.                                    19,411
                     443   Biogen Idec, Inc. (b)                                    27,080
                     488   Biomet, Inc.                                             22,868
                     279   Celgene Corp. (b)                                        16,220
                     197   Charles River Laboratories
                           International, Inc. (b) (d)                               9,045
                     476   Cytyc Corp. (b)                                          11,494
                     370   Dentsply International, Inc.                             19,243
                     509   Fisher Scientific International, Inc. (b)                29,693
                     467   Genzyme Corp. (b)                                        25,415
                     921   Gilead Sciences, Inc. (b)                                34,438
                     849   IVAX Corp. (b)                                           16,252
                     419   Medicis Pharmaceuticals, Inc., Class A                   16,358

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                     308   Sepracor, Inc. (b) (d)                                   15,037
                     227   St. Jude Medical, Inc. (b)                               17,049
                     669   Valeant Pharmaceuticals, Inc.                            16,136
                                                                                ----------
                                                                                   312,171
                                                                                ----------
Industrial Services (3.8%):
                     233   BJ Services Co.                                          12,222
                     487   FMC Technologies, Inc. (b)                               16,268
                     532   Jacobs Engineering Group, Inc. (b)                       20,382
                     465   Patterson-UTI Energy, Inc.                                8,875
                     463   Smith International, Inc. (b)                            28,140
                     227   Weatherford International Ltd. (b)                       11,571
                                                                                ----------
                                                                                    97,458
                                                                                ----------
Process Industries (2.2%):
                     546   Donaldson Co., Inc.                                      15,498
                     301   Freeport-McMoRan Copper & Gold, Inc., Class B (d)        12,199
                     331   Inco Ltd. (b)                                            12,914
                      94   Scotts Co., Class A (b)                                   6,004
                     225   Valspar Corp.                                            10,483
                                                                                ----------
                                                                                    57,098
                                                                                ----------
Producer Manufacturing (3.4%):
                     377   Autoliv, Inc.                                            15,231
                     402   Energizer Holdings, Inc. (b)                             18,530
                     258   Graco, Inc.                                               8,634
                     326   Hubbell, Inc., Class B                                   14,595
                     197   ITT Industries, Inc.                                     15,766
                     254   Oshkosh Truck Corp.                                      14,481
                                                                                ----------
                                                                                    87,237
                                                                                ----------
Retail Trade (8.0%):
                     445   Advance Auto Parts, Inc. (b)                             15,318
                     295   Bed Bath & Beyond, Inc. (b) (d)                          10,943
                     563   Chico's FAS, Inc. (b)                                    19,251
                     823   Circuit City Stores, Inc.                                12,632
                     540   Claire's Stores, Inc.                                    13,512
                     376   Fastenal Co. (d)                                         21,635
                     256   Michael's Stores, Inc.                                   15,161
                     436   O'Reilly Automotive, Inc. (b) (d)                        16,706
                   1,064   Petsmart, Inc.                                           30,196
                     791   Rent-A-Center, Inc. (b)                                  20,449
                     956   Ross Stores, Inc. (d)                                    22,405
                     109   Whole Foods Market, Inc. (d)                              9,316
                                                                                ----------
                                                                                   207,524
                                                                                ----------
Technology Services (8.7%):
                     520   Adobe Systems, Inc.                                      25,719
                     497   Affiliated Computer Services, Inc., Class A (b) (d)      27,643
                     404   Ask Jeeves, Inc. (b) (d)                                 13,212
                     306   Certegy, Inc.                                            11,399
                     175   Cognos, Inc. (b)                                          6,216
                     638   Computer Associates International, Inc.                  16,779
                     347   DST Systems, Inc. (b)                                    15,431
                     383   Electronic Arts, Inc. (b) (d)                            17,591
                     493   Fiserv, Inc. (b)                                         17,176
                      96   Getty Images, Inc. (b) (d)                                5,309
                     292   Intuit, Inc. (b) (d)                                     13,266
                     460   National Instruments Corp.                               13,937
                     303   SunGard Data Systems, Inc. (b)                            7,212
                     426   Symantec Corp. (b) (d)                                   23,373
                     299   Tech Data Corp. (b)                                      11,526
                                                                                ----------
                                                                                   225,789
                                                                                ----------
Transportation (2.1%):
                   1,186   AMR Corp. (b) (d)                                         8,693
                     462   C.H. Robinson Worldwide, Inc.                            21,422
                     493   Expeditors International of Washington, Inc.             25,482
                                                                                ----------

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                                                                                    55,597
                                                                                ----------
Utilities (1.1%):
                     528   Equitable Resources, Inc.                                28,664
                                                                                ----------
TOTAL COMMON STOCKS                                                              2,288,941
                                                                                ----------

INVESTMENT COMPANIES (2.4%):
                       4   iShares Russell 2000 Growth Index                           252
                           Fund
                      66   Mid-Cap 400 Depository Receipt                            7,196
                  54,190   One Group Prime Money Market Fund, Class I (c)           54,190
                                                                                ----------

TOTAL INVESTMENT COMPANIES                                                          61,638
                                                                                ----------

SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING  (9.7%):
                 251,728   Pool of various securities for One
                           Group Equity Funds #                                    251,728
                                                                                ----------
TOTAL SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING              251,728
                                                                                ----------
TOTAL (COST $2,110,290) (A)                                                     $2,602,307
                                                                                ==========

------------
Percentages indicated are based on net assets of $2,598,205.

(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

Unrealized appreciation .....................  $ 530,911
Unrealized depreciation .....................    (38,894)
                                               ---------
Net unrealized appreciation (depreciation)...  $ 492,017
                                               =========

      Aggregate cost for federal income tax purposes differs from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

(b)   Non-income producing securities.

(c)   Investment in affiliate.

(d) Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.

# The cash collateral received by the Funds was pooled and at September 30, 2004 was invested in Commercial Paper (with interest rates ranging from 1.61% to 1.88% and maturity dates ranging from October 2004 through February 2005), Repurchase Agreements (with interest rates ranging from 1.82% to 2.06% and maturity dates of October 1, 2004), Master Notes (with interest rates ranging from 1.64% to 2.30% and maturity dates ranging from October 2004 to January
2007).

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

ONE GROUP MUTUAL FUNDS
MID CAP VALUE FUND
Schedule of Portfolio Investments                             September 30, 2004
(Amounts in thousands)
(Unaudited)

THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("THE LIST") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

        SHARES
          OR
       PRINCIPAL                        SECURITY
        AMOUNT                         DESCRIPTION                                VALUE
        ------                         -----------                                -----
COMMON STOCKS  (90.3%):
Commercial Services (1.0%):
                     299   Adesa, Inc. (b) (d)                                  $    4,916
                     100   Allete, Inc.                                              3,241
                     100   Banta Corp.                                               3,967
                     240   Valassis Communications, Inc. (b)                         7,099
                                                                                ----------
                                                                                    19,223
                                                                                ----------
Communications (1.7%):
                     150   Alltel Corp.                                              8,237
                     467   CenturyTel, Inc.                                         15,993
                      85   Telephone & Data Systems, Inc.                            7,154
                                                                                ----------
                                                                                    31,384
                                                                                ----------
Consumer Durables (4.9%):
                     220   Centex Corp.                                             11,081
                     636   D.R. Horton, Inc.                                        21,052
                     119   Fortune Brands, Inc.                                      8,824
                     192   HNI Corp.                                                 7,580
                     356   Lennar Corp.                                             16,946
                     113   Mohawk Industries, Inc. (b)                               9,003
                     465   Newell Rubbermaid, Inc.                                   9,309
                     112   Pulte Homes, Inc.                                         6,855
                                                                                ----------
                                                                                    90,650
                                                                                ----------
Consumer Non-Durables (4.2%):
                     583   Constellation Brands, Inc., Class A (b)                  22,198
                     185   Dean Foods Co. (b)                                        5,554
                     300   Hormel Foods Corp.                                        8,034
                     127   JM Smuckers Co.                                           5,653
                     380   Loews Corp. - Carolina Group                              9,248
                     911   PepsiAmericas, Inc.                                      17,396
                     214   V.F. Corp.                                               10,572
                                                                                ----------
                                                                                    78,655
                                                                                ----------
Consumer Services (6.7%):
                     632   Belo Corp., Class A                                      14,245
                     172   Brinker International, Inc. (b) (d)                       5,358
                     210   Brookfield Properties Corp.                               6,775
                     452   CBRL Group, Inc.                                         16,308
                     440   Dex Media, Inc. (b) (d)                                   9,308
                     131   E.W. Scripps Co., Class A                                 6,269
                     562   Emmis Communications Corp., Class A (b)                  10,144
                     104   Knight-Ridder, Inc.                                       6,800
                     359   Laureate Education, Inc. (b)                             13,355
                     423   Mandalay Resort Group                                    29,005
                     560   Reader's Digest Association, Inc.,  Class A               8,170
                                                                                ----------
                                                                                   125,737
                                                                                ----------
Electronic Technology (4.6%):
                   1,603   3Com Corp. (b)                                            6,766
                     679   Arrow Electronics, Inc. (b) (d)                          15,339
                     128   Diebold, Inc.                                             5,968
                     353   Harris Corp. (d)                                         19,385
                   1,728   Integrated Device Technology, Inc. (b)                   16,472

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                     328   L-3 Communications Holdings, Inc.                        21,988
                                                                                ----------
                                                                                    85,918
                                                                                ----------
Energy Minerals (4.3%):
                     475   Arch Coal, Inc.                                          16,858
                     160   Ashland, Inc.                                             8,973
                     238   Devon Energy Corp.                                       16,880
                     563   Pioneer Natural Resources Co.                            19,396
                     230   Valero Energy Corp.                                      18,478
                                                                                ----------
                                                                                    80,585
                                                                                ----------
Finance (29.8%):
                     306   AMB Property Corp.                                       11,317
                     392   American Financial Group, Inc. (d)                       11,705
                     535   American Financial Realty Trust (d)                       7,549
                     560   Associated Banc Corp.                                    17,958
                     673   Assurant, Inc.                                           17,485
                     718   Assured Guaranty Ltd.                                    11,962
                     320   Axis Capital Holdings Ltd.                                8,319
                     685   Banknorth Group, Inc.                                    23,961
                     200   Cincinnati Financial Corp.                                8,244
                     589   Compass Bancshares, Inc.                                 25,814
                     177   Cousins Properties, Inc. (d)                              6,087
                   1,636   E*Trade Group, Inc. (b)                                  18,685
                     280   Endurance Specialty Holdings Ltd.                         9,002
                     459   Everest Re Group Ltd.                                    34,139
                     591   Fidelity National Financial, Inc.                        22,527
                     344   First Horizon National Corp.                             14,920
                     123   Golden West Financial Corp.                              13,680
                     481   HCC Insurance Holdings, Inc.                             14,493
                     271   Independence Community Bank  Corp.                       10,567
                     508   Janus Capital Group, Inc.                                 6,919
                     372   Liberty Property Trust                                   14,801
                      72   M & T Bank Corp. (d)                                      6,900
                     307   MBIA, Inc. (d)                                           17,892
                     439   Mercantile Bankshares Corp.                              21,064
                     764   National Commerce Financial Co.                          26,143
                     163   NCO Group, Inc. (b)                                       4,393
                     171   North Fork Bancorp, Inc. (d)                              7,601
                     170   Northern Trust Corp.                                      6,932
                     983   Old Republic International Corp.                         24,603
                     447   PMI Group, Inc.                                          18,131
                     389   Principal Financial Group                                14,000
                     274   Protective Life Corp.                                    10,771
                     322   Radian Group, Inc. (d)                                   14,905
                   1,246   Sovereign Bancorp, Inc.                                  27,190
                     215   StanCorp Financial Group, Inc.                           15,272
                     412   United Dominion Realty Trust, Inc.                        8,176
                     200   Willis Group Holdings Ltd.                                7,480
                     232   Zions Bancorp                                            14,186
                                                                                ----------
                                                                                   555,773
                                                                                ----------
Health Services (3.4%):
                     220   AmerisourceBergen Corp.                                  11,822
                     441   Omnicare, Inc.                                           12,504
                      95   Quest Diagnostics, Inc.                                   8,381
                     607   Triad Hospitals, Inc. (b)                                20,908
                     213   Universal Health Services, Inc., Class B                  9,274
                                                                                ----------
                                                                                    62,889
                                                                                ----------
Industrial Services (3.6%):
                     634   Grant Prideco, Inc. (b)                                  12,985
                     492   National-Oilwell, Inc. (b)                               16,167
                     527   Republic Services, Inc.                                  15,686
                     829   Varco International, Inc. (b)                            22,231
                                                                                ----------
                                                                                    67,069
                                                                                ----------
Process Industries (4.9%):
                     330   Cabot Corp.                                              12,733

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                     565   Lubrizol Corp.                                           19,556
                     135   Minerals Technologies, Inc.                               7,923
                     451   Pactiv Corp. (b)                                         10,488
                   1,218   RPM International, Inc.                                  21,505
                     145   Sigma-Aldrich Corp. (d)                                   8,410
                     248   Valspar Corp.                                            11,591
                                                                                ----------
                                                                                    92,206
                                                                                ----------
Producer Manufacturing (4.7%):
                     450   Borg Warner, Inc.                                        19,463
                     232   Carlisle Cos., Inc.                                      14,819
                     135   Cooper Industries Ltd., Class A                           7,965
                     308   Lear Corp.                                               16,787
                     552   Pentair, Inc.                                            19,284
                     316   Trinity Industries, Inc. (d)                              9,847
                                                                                ----------
                                                                                    88,165
                                                                                ----------
Retail Trade (4.2%):
                     885   Albertson's, Inc. (d)                                    21,178
                     500   AutoNation, Inc. (b) (d)                                  8,540
                     131   AutoZone, Inc. (b)                                       10,112
                     355   Family Dollar Stores, Inc.                                9,629
                     921   Saks, Inc. (d)                                           11,098
                     219   Tiffany & Co.                                             6,726
                     499   TJX Cos., Inc.                                           10,987
                                                                                ----------
                                                                                    78,270
                                                                                ----------
Technology Services (1.3%):
                     528   Ascential Software Corp. (b)                              7,112
                     770   Sybase, Inc. (b)                                         10,620
                     659   Unisys Corp. (b)                                          6,796
                                                                                ----------
                                                                                    24,528
                                                                                ----------
Transportation (1.8%):
                     582   EGL, Inc. (b)                                            17,624
                     456   J.B. Hunt Transport Services, Inc.                       16,932
                                                                                ----------
                                                                                    34,556
                                                                                ----------
Utilities (9.2%):
                     488   Black Hills Corp. (d)                                    13,548
                     380   Consolidated Edison, Inc.                                15,975
                     531   Energy East Corp.                                        13,378
                     210   Equitable Resources, Inc.                                11,383
                     314   Hawaiian Electric Industries, Inc. (d)                    8,334
                     113   Kinder Morgan, Inc.                                       7,092
                     646   MDU Resources Group, Inc.                                17,018
                     256   NSTAR                                                    12,550
                     402   Oneok, Inc.                                              10,457
                     828   Puget Energy, Inc.                                       18,791
                     430   Sempra Energy (d)                                        15,544
                     808   Wisconsin Energy Corp.                                   25,776
                                                                                ----------
                                                                                   169,846
                                                                                ----------
TOTAL COMMON STOCKS                                                              1,685,454
                                                                                ----------

WARRANTS (0.0%):
Finance (0.0%):
                     424   Dime Bancorp, Inc. (b)                                       59
                                                                                ----------
TOTAL WARRANTS                                                                          59
                                                                                ----------

INVESTMENT COMPANIES (2.3%):
                  43,655   One Group Prime Money Market Fund, Class I (c)           43,655
                                                                                ----------

TOTAL INVESTMENT COMPANIES                                                          43,655
                                                                                ----------

REPURCHASE AGREEMENTS (0.0%):
                     724   State Street Bank and Trust, 1.00%,
                           10/1/04 (Proceeds at maturity $724,
                           collateralized by various U.S.
                           Government securities)                                      724
                                                                                ----------

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

TOTAL REPURCHASE AGREEMENTS                                                            724
                                                                                ----------
SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING (7.6%):
                 141,915   Pool of various securities for One
                           Group Equity Funds #                                    141,915
                                                                                ----------

TOTAL SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING              141,915
                                                                                ----------

TOTAL (COST $1,472,377) (a)                                                     $1,871,807
                                                                                ==========

------------
Percentages indicated are based on net assets of $1,868,665.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

Unrealized appreciation ..................     $ 422,002
Unrealized depreciation ..................       (22,572)
                                               ---------
Net unrealized appreciation (depreciation)     $ 399,430
                                               =========

      Aggregate cost for federal income tax purposes differs from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

(b)   Non-income producing securities.

(c)   Investment in affiliate.

(d) Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.

# The cash collateral received by the Fund was pooled and at September 30, 2004 was invested in Commercial Paper (with interest rates ranging from 1.61% to 1.88% and maturity dates ranging from October 2004 through February 2005), Repurchase Agreements (with interest rates ranging from 1.82% to 2.06% and maturity dates of October 1, 2004), Master Notes (with interest rates ranging from 1.64% to 2.30% and maturity dates ranging from October 2004 to January
2007).

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

ONE GROUP MUTUAL FUNDS
DIVERSIFIED MID CAP FUND
Schedule of Portfolio Investments                             September 30, 2004
(Amounts in thousands)
(Unaudited)

THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("THE LIST") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

                                       SECURITY
         SHARES                       DESCRIPTION                                 VALUE
         ------                       -----------                                 -----
COMMON STOCKS (98.9%):
Commercial Services (2.4%):
                     230   Adesa, Inc. (b) (d)                                  $    3,779
                      77   Allete, Inc.                                              2,491
                     239   Manpower, Inc.                                           10,622
                     307   RSA Security, Inc. (b)                                    5,919
                                                                                ----------
                                                                                    22,811
                                                                                ----------
Consumer Durables (3.0%):
                      64   Black & Decker Corp. (d)                                  4,933
                     112   Brunswick Corp.                                           5,116
                      96   Centex Corp.                                              4,844
                     114   Cooper Tire & Rubber Co.                                  2,297
                      67   Lennar Corp.                                              3,199
                       9   NVR, Inc. (b)                                             4,794
                      57   Stanley Works                                             2,411
                                                                                ----------
                                                                                    27,594
                                                                                ----------
Consumer Non-Durables (4.8%):
                     126   Coach, Inc. (b)                                           5,349
                     261   Constellation Brands, Inc., Class A (b)                   9,923
                     304   Liz Claiborne, Inc.                                      11,455
                      57   Reynolds American, Inc.                                   3,878
                     593   Tyson Foods, Inc., Class A                                9,493
                      89   V.F. Corp.                                                4,401
                                                                                ----------
                                                                                    44,499
                                                                                ----------
Consumer Services (1.1%):
                     244   Outback Steakhouse, Inc.                                 10,141
                                                                                ----------
Distribution Services (2.2%):
                     188   CDW Corp.                                                10,889
                     155   Henry Schein, Inc. (b)                                    9,659
                                                                                ----------
                                                                                    20,548
                                                                                ----------
Electronic Technology (7.8%):
                     196   Adtran, Inc. (d)                                          4,446
                     304   Amphenol Corp., Class A (b)                              10,412
                     159   Arrow Electronics, Inc. (b)                               3,589
                     472   Cadence Design Systems, Inc. (b) (d)                      6,160
                      63   Harris Corp.                                              3,468
                     224   L-3 Communications Holdings, Inc.                        15,005
                     340   Microchip Technology, Inc.                                9,122
                     280   Qlogic Corp. (b) (d)                                      8,301
                     159   Synopsys, Inc. (b)                                        2,512
                     161   Zebra Technologies Corp., Class A (b) (d)                 9,831
                                                                                ----------
                                                                                    72,846
                                                                                ----------
Energy Minerals (9.0%):
                     272   Apache Corp.                                             13,628
                     281   Arch Coal, Inc.                                           9,979
                      83   Kerr-McGee Corp.                                          4,763
                     449   Massey Energy Co. (d)                                    12,996
                     188   Murphy Oil Corp.                                         16,283
                     136   Newfield Exploration Co. (b)                              8,323
                     357   Pioneer Natural Resources Co.                            12,326
                     253   Plains Exploration & Product Co. (b)                      6,025
                                                                                ----------

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                                                                                    84,323
                                                                                ----------
Finance (22.0%):
                     219   Affiliated Managers Group, Inc. (b) (d)                  11,723
                     122   AMBAC Financial Group, Inc.                               9,784
                     248   Associated Banc Corp.                                     7,941
                     417   Assurant, Inc.                                           10,851
                     614   Assured Guaranty Ltd.                                    10,228
                     430   Axis Capital Holdings Ltd.                               11,177
                      35   Catellus Development Corp.                                  926
                     364   Compass Bancshares, Inc.                                 15,964
                     803   E*Trade Group, Inc. (b)                                   9,167
                     224   Everest Re Group Ltd.                                    16,670
                      65   General Growth Properties                                 2,012
                     329   Host Marriott Corp.                                       4,617
                      93   National Financial Partners Co.                           3,334
                     192   New York Community Bancorp, Inc. (d)                      3,949
                     339   North Fork Bancorp, Inc. (d)                             15,064
                     439   Old Republic International Corp.                         10,993
                     365   PMI Group, Inc.                                          14,807
                     152   ProAssurance Corp. (b) (d)                                5,306
                     138   Protective Life Corp.                                     5,405
                     207   Radian Group, Inc.                                        9,588
                     509   Sovereign Bancorp, Inc.                                  11,114
                     128   StanCorp Financial Group, Inc.                            9,078
                     116   W.R. Berkley Corp.                                        4,891
                                                                                ----------
                                                                                   204,589
                                                                                ----------
Health Services (4.8%):
                      52   Anthem, Inc. (b) (d)                                      4,564
                     338   Caremark Rx, Inc. (b)                                    10,838
                      66   Cigna Corp.                                               4,596
                     181   Coventry Health Care, Inc. (b)                            9,641
                      89   Express Scripts, Inc., Class A (b)                        5,834
                     322   Omnicare, Inc.                                            9,138
                                                                                ----------
                                                                                    44,611
                                                                                ----------
Health Technology (2.4%):
                      89   Beckman Coulter, Inc.                                     5,022
                     136   Fisher Scientific International, Inc. (b) (d)             7,955
                     530   Mylan Laboratories, Inc. (d)                              9,546
                                                                                ----------
                                                                                    22,523
                                                                                ----------
Industrial Services (5.9%):
                     206   BJ Services Co.                                          10,791
                     736   Grant Prideco, Inc. (b)                                  15,082
                     286   Harsco Corp.                                             12,833
                     172   National-Oilwell, Inc. (b)                                5,659
                     362   Republic Services, Inc.                                  10,781
                                                                                ----------
                                                                                    55,146
                                                                                ----------
Non-Energy Minerals (1.2%):
                     248   Lafarge North America Corp.                              11,640
                                                                                ----------
Process Industries (3.6%):
                     238   Ball Corp.                                                8,901
                     201   Cabot Corp.                                               7,771
                     256   Engelhard Corp.                                           7,246
                      80   Georgia-Pacific Corp.                                     2,876
                     143   Valspar Corp.                                             6,681
                                                                                ----------
                                                                                    33,475
                                                                                ----------
Producer Manufacturing (10.1%):
                     498   AGCO Corp. (b)                                           11,261
                     461   Ametek, Inc.                                             13,985
                     104   Autoliv, Inc.                                             4,202
                     211   Borg Warner, Inc.                                         9,132
                     162   Cummins, Inc. (d)                                        11,953

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                      52   Eaton Corp.                                               3,291
                     131   ITT Industries, Inc.                                     10,508
                     260   Lear Corp.                                               14,179
                     182   Martin Marietta Materials, Inc.                           8,261
                     151   Nordson Corp.                                             5,187
                     104   Smith (A.O.) Corp.                                        2,527
                                                                                ----------
                                                                                    94,486
                                                                                ----------
Retail Trade (4.4%):
                     166   American Eagle Outfitters, Inc.                           6,117
                     111   Barnes & Noble, Inc. (b) (d)                              4,112
                     270   Claire's Stores, Inc.                                     6,761
                      33   Kmart Holding Corp. (b) (d)                               2,887
                      98   O'Reilly Automotive, Inc. (b) (d)                         3,741
                     245   Regis Corp.                                               9,865
                     304   Ross Stores, Inc.                                         7,114
                                                                                ----------
                                                                                    40,597
                                                                                ----------
Technology Services (3.8%):
                     178   Affiliated Computer Services, Inc., Class A (b) (d)       9,896
                     317   AT&T Corp.                                                4,532
                     317   ATI Technologies, Inc. (b)                                4,862
                      94   Fair Issac & Co., Inc.                                    2,748
                     192   SunGard Data Systems, Inc. (b)                            4,560
                     235   Tech Data Corp. (b)                                       9,058
                                                                                ----------
                                                                                    35,656
                                                                                ----------
Transportation (1.6%):
                     171   J.B. Hunt Transport Services, Inc.                        6,343
                     181   Norfolk Southern Corp.                                    5,380
                     170   Swift Transportation Co., Inc. (b)                        2,854
                                                                                ----------
                                                                                    14,577
                                                                                ----------
Utilities (8.8%):
                     243   Alliant Energy Corp.                                      6,039
                      62   Ameren Corp.                                              2,846
                     179   Black Hills Corp.                                         4,973
                     219   Entergy Corp.                                            13,290
                     289   Equitable Resources, Inc.                                15,669
                     126   Kinder Morgan, Inc.                                       7,915
                     454   MDU Resources Group, Inc.                                11,958
                     175   Scana Corp. (d)                                           6,532
                     122   Sempra Energy                                             4,397
                     269   Wisconsin Energy Corp.                                    8,578
                                                                                ----------
                                                                                    82,197
                                                                                ----------
TOTAL COMMON STOCKS                                                                922,259
                                                                                ----------

INVESTMENT COMPANIES (1.2%):
                  10,792   One Group Prime Money Market Fund, Class I (c)           10,792
                                                                                ----------

TOTAL INVESTMENT COMPANIES                                                          10,792
                                                                                ----------

SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING (8.5%):
                  78,938   Pool of various securities for One
                           Group Equity Funds #                                     78,938
                                                                                ----------

TOTAL SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING               78,938
                                                                                ----------

TOTAL (COST $810,449) (a)                                                       $1,011,989
                                                                                ==========

------------
Percentages indicated are based on net assets of $932,189.

(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation (depreciation) of securities

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

as follows (amounts in thousands):

Unrealized appreciation ..................     $ 225,017
Unrealized depreciation ..................       (23,477)
                                               ---------
Net unrealized appreciation (depreciation)     $ 201,540
                                               =========

      Aggregate cost for federal income tax purposes differs from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

(b)   Non-income producing securities.

(c)   Investment in affiliate.

(d) Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.

# The cash collateral received by the Fund was pooled and at September 30, 2004 was invested in Commercial Paper (with interest rates ranging from 1.61% to 1.88% and maturity dates ranging from October 2004 through February 2005), Repurchase Agreements (with interest rates ranging from 1.82% to 2.06% and maturity dates of October 1, 2004), Master Notes (with interest rates ranging from 1.64% to 2.30% and maturity dates ranging from October 2004 to January
2007).

ADR - American Depositary Receipt

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

ONE GROUP MUTUAL FUNDS
LARGE CAP GROWTH FUND
Schedule of Portfolio Investments                             September 30, 2004
(Amounts in thousands)
(Unaudited)

THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("THE LIST") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

                                     SECURITY
         SHARES                     DESCRIPTION                                   VALUE
         ------                     -----------                                   -----
COMMON STOCKS (93.2%):
Commercial Services  (0.3%):
                     280   Robert Half International, Inc.                      $    7,210
                                                                                ----------
Communications (1.5%):
                   1,127   Crown Castle International Corp. (b)                     16,770
                     750   Nextel Communications, Inc., Class A (b)                 17,885
                                                                                ----------
                                                                                    34,655
                                                                                ----------
Consumer Durables (0.5%):
                     205   Harley-Davidson, Inc.                                    12,167
                                                                                ----------
Consumer Non-Durables (9.1%):
                     448   Alberto-Culver Co., Class B                              19,464
                     221   Anheuser-Busch Co., Inc.                                 11,016
                     979   Coca-Cola Co.                                            39,203
                      94   General Mills, Inc.                                       4,227
                     405   Gillette Co.                                             16,904
                   2,057   Liberty Media Corp. (b)                                  17,938
                     594   PepsiCo, Inc.                                            28,902
                   1,315   Procter & Gamble Co.                                     71,157
                                                                                ----------
                                                                                   208,811
                                                                                ----------
Consumer Services (5.5%):
                     453   Apollo Group, Inc., Class A (b)                          33,228
                     272   Carnival Corp.                                           12,882
                     425   EchoStar Communications Corp., Class A (b)               13,228
                     442   Education Management Corp. (b)                           11,776
                     266   Grupo Televisa S.A. (d)                                  14,010
                     431   IAC/InterActiveCorp (b) (d)                               9,484
                     170   International Game Technologies                           6,112
                     267   Lamar Advertising Co., Class A (b)                       11,114
                     404   Viacom, Inc., Class B                                    13,548
                                                                                ----------
                                                                                   125,382
                                                                                ----------
Distribution Services (2.1%):
                     189   Cardinal Health, Inc.                                     8,283
                     454   CDW Corp.                                                26,328
                     431   Sysco Corp.                                              12,902
                                                                                ----------
                                                                                    47,513
                                                                                ----------
Electronic Technology (15.2%):
                     601   Altera Corp. (b) (d)                                     11,767
                     473   Analog Devices, Inc.                                     18,329
                     805   Applied Materials, Inc. (b)                              13,268
                   3,072   Cisco Systems, Inc. (b)                                  55,600
                     483   Corning, Inc. (b)                                         5,354
                   1,075   Dell, Inc. (b)                                           38,254
                      89   General Dynamics Corp.                                    9,100
                   2,698   Intel Corp.                                              54,122
                     216   International Business Machines                          18,547
                           Corp.
                     358   Jabil Circuit, Inc. (b)                                   8,231
                     349   Linear Technology Corp. (d)                              12,658
                     255   Lockheed Martin Corp.                                    14,226
                     646   Motorola, Inc. (d)                                       11,655
                   1,630   PerkinElmer, Inc.                                        28,061

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                     696   Qualcomm, Inc.                                           27,169
                     714   Symbol Technologies, Inc.                                 9,022
                     499   Synopsys, Inc. (b)                                        7,899
                     464   Xerox Corp. (b)                                           6,526
                                                                                ----------
                                                                                   349,788
                                                                                ----------
Energy Minerals (1.6%):
                     374   Burlington Resources, Inc.                               15,245
                     287   Devon Energy Corp.                                       20,352
                                                                                ----------
                                                                                    35,597
                                                                                ----------
Finance (7.0%):
                     227   American Express Co.                                     11,669
                     876   American International Group, Inc.                       59,590
                   1,601   Charles Schwab Corp.                                     14,709
                      67   Chicago Mercantile Exchange (d)                          10,791
                     188   Everest Re Group Ltd.                                    13,970
                     413   Freddie Mac                                              26,964
                     141   Marsh & McLennan Cos., Inc.                               6,434
                     307   Morgan Stanley Dean Witter & Co.                         15,140
                      50   The First Marblehead Corp. (b)                            2,301
                                                                                ----------
                                                                                   161,568
                                                                                ----------
Health Services (2.4%):
                     235   AmerisourceBergen Corp.                                  12,626
                     153   Anthem, Inc. (b)                                         13,314
                     264   Laboratory Corp. of America Holdings (b)                 11,529
                     247   UnitedHealth Group, Inc.                                 18,247
                                                                                ----------
                                                                                    55,716
                                                                                ----------
Health Technology (20.6%):
                     666   Abbott Laboratories                                      28,211
                     357   Amgen, Inc. (b)                                          20,237
                     477   Baxter International, Inc.                               15,324
                     282   Biogen Idec, Inc. (b)                                    17,236
                     430   Boston Scientific Corp. (b)                              17,074
                     407   Eli Lilly & Co.                                          24,443
                     419   Forest Laboratories, Inc. (b)                            18,835
                     304   Genentech, Inc. (b)                                      15,920
                     316   Genzyme Corp. (b)                                        17,188
                     325   Gilead Sciences, Inc. (b)                                12,146
                     422   Guidant Corp.                                            27,885
                      80   ImClone Systems, Inc. (b)                                 4,223
                   1,361   Johnson & Johnson                                        76,659
                     708   MedImmune, Inc. (b)                                      16,777
                     418   Medtronic, Inc.                                          21,685
                     632   Merck & Co., Inc.                                        20,857
                      70   OSI Pharmaceuticals, Inc. (b)                             4,271
                     524   Pall Corp.                                               12,837
                   2,876   Pfizer, Inc.                                             88,002
                     457   Schering-Plough Corp.                                     8,705
                     135   Sepracor, Inc. (b) (d)                                    6,571
                                                                                ----------
                                                                                   475,086
                                                                                ----------
Industrial Services (3.4%):
                     270   BJ Services Co.                                          14,173
                     296   Fluor Corp.                                              13,163
                     198   Nabors Industries Ltd. (b) (d)                            9,376
                     316   Noble Corp. (b)                                          14,203
                     249   Schlumberger Ltd.                                        16,753
                     167   Smith International, Inc. (b) (d)                        10,170
                                                                                ----------
                                                                                    77,838
                                                                                ----------
Non-Energy Minerals (1.7%):
                     701   Alcoa, Inc.                                              23,538
                     316   Newmont Mining Corp.                                     14,367
                                                                                ----------
                                                                                    37,905
                                                                                ----------
Process Industries (0.6%):
                     299   Praxair, Inc.                                            12,791
                                                                                ----------
Producer Manufacturing (2.6%):

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                     679   General Electric Co.                                     22,791
                     811   Tyco International Ltd.                                  24,871
                     120   United Technologies Corp.                                11,162
                                                                                ----------
                                                                                    58,824
                                                                                ----------
Retail Trade (7.4%):
                     255   CVS Corp.                                                10,728
                     676   Gap, Inc. (d)                                            12,649
                     330   Home Depot, Inc.                                         12,918
                     193   Lowe's Cos., Inc.                                        10,475
                     394   MSC Industrial Direct Co., Class A                       13,434
                     638   Staples, Inc.                                            19,019
                     644   Target Corp. (d)                                         29,120
                     492   TJX Cos., Inc.                                           10,836
                     973   Wal-Mart Stores, Inc.                                    51,765
                                                                                ----------
                                                                                   170,944
                                                                                ----------
Technology Services (11.7%):
                     648   Accenture Ltd. (b)                                       17,525
                     544   Affiliated Computer Services, Inc., Class A (b) (d)      30,274
                     264   Automatic Data Processing, Inc.                          10,925
                     246   eBay, Inc. (b)                                           22,656
                     353   Electronic Arts, Inc. (b) (d)                            16,217
                     349   First Data Corp.                                         15,177
                      81   Getty Images, Inc. (b) (d)                                4,452
                      59   Google, Inc. Class A (b) (d)                              7,595
                     146   Intuit, Inc. (b)                                          6,619
                   2,821   Microsoft Corp.                                          77,990
                   1,086   Oracle Corp. (b)                                         12,246
                     374   PeopleSoft, Inc. (b)                                      7,418
                   1,272   Taiwan Semiconductor ADR                                  9,083
                     384   Verisign, Inc. (b)                                        7,626
                     433   Veritas Software Corp. (b) (d)                            7,707
                     472   Yahoo, Inc. (b)                                          16,019
                                                                                ----------
                                                                                   269,529
                                                                                ----------
TOTAL COMMON STOCKS                                                              2,141,324
                                                                                ----------
INVESTMENT COMPANIES (1.9%):
                  43,096   One Group Prime Money Market Fund, Class I (c)           43,096
                                                                                ----------
TOTAL INVESTMENT COMPANIES                                                          43,096
                                                                                ----------

SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING (4.9%):
                 112,547   Pool of various securities for One Group
                           Equity Funds#                                           112,547
                                                                                ----------

TOTAL SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING              112,547
                                                                                ----------

TOTAL (COST $1,953,152) (a)                                                     $2,296,967
                                                                                ==========

------------

Percentages indicated are based on net assets of $2,296,352.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

Unrealized appreciation ..................     $ 407,322
Unrealized depreciation ..................       (63,507)
                                               ---------
Net unrealized appreciation (depreciation)     $ 343,815
                                               =========

      Aggregate cost for federal income tax purposes differs from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

(b)   Non-income producing securities.

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

(c)   Investment in affiliate.

(d) Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.

# The cash collateral received by the Fund was pooled and at September 30, 2004 was invested in Commercial Paper (with interest rates ranging from 1.61% to 1.88% and maturity dates ranging from October 2004 through February 2005), Repurchase Agreements (with interest rates ranging from 1.82% to 2.06% and maturity dates of October 1, 2004), Master Notes (with interest rates ranging from 1.64% to 2.30% and maturity dates ranging from October 2004 to January
2007).

ADR  American Depositary Receipt

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

ONE GROUP MUTUAL FUNDS
LARGE CAP VALUE FUND
Schedule of Portfolio Investments                             September 30, 2004
(Amounts in thousands)
(Unaudited)

THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("THE LIST") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

                                     SECURITY
          SHARES                    DESCRIPTION                                   VALUE
          ------                    -----------                                   -----
COMMON STOCKS (94.9%):
Communications (4.8%):
                     128   Alltel Corp.                                         $    7,028
                     611   BellSouth Corp.                                          16,557
                     557   Sprint Corp., FON Group                                  11,206
                   1,066   Verizon Communications                                   41,972
                                                                                ----------
                                                                                    76,763
                                                                                ----------
Consumer Durables (0.8%):
                     164   Lennar Corp.                                              7,811
                     263   Mattel, Inc. (d)                                          4,774
                                                                                ----------
                                                                                    12,585
                                                                                ----------
Consumer Non-Durables (8.9%):
                   1,063   Altria Group, Inc.                                       50,005
                     441   Coca-Cola Co.                                            17,662
                     947   Jones Apparel Group, Inc.                                33,895
                   3,802   Liberty Media Corp. (b)                                  33,155
                     459   Tyson Foods, Inc., Class A (d)                            7,353
                                                                                ----------
                                                                                   142,070
                                                                                ----------
Consumer Services (5.5%):
                     271   Liberty Media International, Inc. Class A (b)             9,038
                     175   Marriott International, Inc., Class A                     9,093
                     397   McDonald's Corp.                                         11,128
                     273   Tribune Co.                                              11,229
                     961   Viacom, Inc., Class B                                    32,260
                     358   Walt Disney Co. (d)                                       8,074
                     198   Wendy's International, Inc.                               6,636
                                                                                ----------
                                                                                    87,458
                                                                                ----------
Electronic Technology (4.9%):
                     376   Altera Corp. (b)                                          7,366
                   1,237   Hewlett-Packard Co.                                      23,187
                      87   International Business Machines Corp.                     7,417
                     262   Lockheed Martin Corp.                                    14,607
                     183   Northrop Grumman Corp.                                    9,774
                     418   Raytheon Co.                                             15,880
                                                                                ----------
                                                                                    78,231
                                                                                ----------
Energy Minerals (11.0%):
                     208   Anadarko Petroleum Corp.                                 13,770
                     738   ChevronTexaco Corp.                                      39,586
                     272   ConocoPhillips                                           22,496
                   1,739   Exxon Mobil Corp.                                        84,033
                     146   GlobalSantaFe Corp.                                       4,484
                     250   Unocal Corp.                                             10,759
                                                                                ----------
                                                                                   175,128
                                                                                ----------
Finance (31.7%):
                     158   AMBAC Financial Group, Inc.                              12,600
                     421   Assurant, Inc.                                           10,945
                     323   Assured Guaranty Ltd.                                     5,389
                   1,169   Bank of America Corp.                                    50,651
                     402   Bank of New York Co., Inc.                               11,726
                   1,314   Charles Schwab Corp.                                     12,071
                     622   CIT Group, Inc.                                          23,268
                   1,689   Citigroup, Inc.                                          74,513

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                     165   Comerica, Inc.                                            9,805
                     452   Equity Office Properties Trust                           12,309
                     274   Fannie Mae                                               17,340
                     280   First Horizon National Corp.                             12,131
                     362   Freddie Mac                                              23,638
                     113   Goldman Sachs Group, Inc.                                10,531
                     302   Hartford Financial Services Group, Inc.                  18,686
                     220   MBIA, Inc. (d)                                           12,792
                     294   MBNA Corp.                                                7,402
                     183   MetLife, Inc.                                             7,054
                     836   Morgan Stanley Dean Witter & Co.                         41,200
                     235   North Fork Bancorp, Inc.                                 10,450
                     353   ProLogis                                                 12,422
                     116   RenaissanceRe Holdings                                    5,963
                     168   St. Paul Co., Inc.                                        5,545
                     155   SunTrust Banks, Inc.                                     10,935
                     853   U.S. Bancorp                                             24,649
                     344   United Dominion Realty Trust, Inc.                        6,814
                     321   Wachovia Corp.                                           15,066
                     232   Washington Mutual, Inc.                                   9,055
                     214   Wells Fargo & Co.                                        12,779
                     444   Willis Group Holdings Ltd.                               16,606
                                                                                ----------
                                                                                   504,335
                                                                                ----------
Health Services (2.1%):
                     220   Anthem, Inc. (b) (d)                                     19,164
                     391   HCA-The Healthcare Corp.                                 14,917
                                                                                ----------
                                                                                    34,081
                                                                                ----------
Health Technology (1.3%):
                     245   Merck & Co., Inc.                                         8,072
                     316   Wyeth                                                    11,811
                                                                                ----------
                                                                                    19,883
                                                                                ----------
Industrial Services (0.9%):
                     817   El Paso Corp. (d)                                         7,505
                     276   Rowan Cos., Inc. (b)                                      7,278
                                                                                ----------
                                                                                    14,783
                                                                                ----------
Non-Energy Minerals (1.5%):
                     575   Alcoa, Inc.                                              19,325
                     129   United States Steel Corp.                                 4,857
                                                                                ----------
                                                                                    24,182
                                                                                ----------
Process Industries (2.6%):
                     116   Air Products and Chemicals, Inc.                          6,292
                     352   Dow Chemical Co.                                         15,885
                     452   Praxair, Inc.                                            19,313
                                                                                ----------
                                                                                    41,490
                                                                                ----------
Producer Manufacturing (8.2%):
                     200   Caterpillar, Inc.                                        16,059
                   2,408   General Electric Co.                                     80,861
                   1,099   Tyco International Ltd.                                  33,692
                                                                                ----------
                                                                                   130,612
                                                                                ----------
Retail Trade (1.5%):
                     315   Federated Department Stores, Inc.                        14,301
                     241   Home Depot, Inc.                                          9,465
                                                                                ----------
                                                                                    23,766
                                                                                ----------
Technology Services (2.6%):
                     429   Accenture Ltd. (b)                                       11,599
                     109   Affiliated Computer Services, Inc., Class A (b)           6,079
                     418   Computer Associates International, Inc.                  10,996
                     443   Microsoft Corp.                                          12,252
                                                                                ----------
                                                                                    40,926
                                                                                ----------
Transportation (1.0%):
                     256   Norfolk Southern Corp.                                    7,628
                     154   Union Pacific Corp.                                       9,019
                                                                                ----------

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                                                                                    16,647
                                                                                ----------
Utilities (5.6%):
                     335   Dominion Resources, Inc.                                 21,829
                     125   Entergy Corp.                                             7,588
                     205   Exelon Corp.                                              7,531
                     133   FPL Group, Inc.                                           9,107
                     358   NiSource, Inc.                                            7,523
                     361   Pinnacle West Capital Corp.                              14,994
                     293   PPL Corp.                                                13,833
                     162   Scana Corp.                                               6,053
                                                                                ----------
                                                                                    88,458
                                                                                ----------
TOTAL COMMON STOCKS                                                              1,511,398
                                                                                ----------
INVESTMENT COMPANIES (2.7%):
                  42,444   One Group Prime Money Market Fund, Class I (c)           42,444
                                                                                ----------

TOTAL INVESTMENT COMPANIES                                                          42,444
                                                                                ----------

SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING (2.8%):
                  43,878   Pool of various securities for One
                           Group Equity Funds #                                     43,878
                                                                                ----------

TOTAL SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING               43,878
                                                                                ----------

TOTAL (COST $1,422,156) (a)                                                     $1,597,720
                                                                                ==========

------------

Percentages indicated are based on net assets of $1,590,646.

(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

Unrealized appreciation ..................     $ 201,035
Unrealized depreciation ..................       (25,471)
                                               ---------
Net unrealized appreciation (depreciation)     $ 175,564
                                               =========

      Aggregate cost for federal income tax purposes differs from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

(b)   Non-income producing securities.

(c)   Investment in affiliate.

(d) Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.

# The cash collateral received by the Funds was pooled and at September 30, 2004 was invested in Commercial Paper (with interest rates ranging from 1.61% to 1.88% and maturity dates ranging from October 2004 through February 2005), Repurchase Agreements (with interest rates ranging from 1.82% to 2.06% and maturity dates of October 1, 2004), Master Notes (with interest rates ranging from 1.64% to 2.30% and maturity dates ranging from October 2004 to January
2007).

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

ONE GROUP MUTUAL FUNDS
EQUITY INCOME FUND
Schedule of Portfolio Investments                            September 30, 2004
(Amounts in thousands)
(Unaudited)

THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("THE LIST") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

         SHARES
           OR
        PRINCIPAL                          SECURITY
         AMOUNT                           DESCRIPTION                                    VALUE
----------------------------   ------------------------------------                   ------------
COMMON STOCKS (89.6%):
Commercial Services  (0.8%):
                          50   McGraw-Hill Cos., Inc.                                 $      3,985
                                                                                      ------------
Communications (4.8%):
                         160   Alltel Corp.                                                  8,802
                          75   BellSouth Corp.                                               2,034
                         175   SBC Communications, Inc.                                      4,541
                         205   Verizon Communications                                        8,073
                                                                                      ------------
                                                                                            23,450
                                                                                      ------------
Consumer Durables (1.0%):
                          30   Fortune Brands, Inc.                                          2,215
                          79   Furniture Brands International, Inc.                          1,989
                          14   Whirlpool Corp.                                                 835
                                                                                      ------------
                                                                                             5,039
                                                                                      ------------
Consumer Non-Durables (6.4%):
                         100   Altria Group, Inc.                                            4,704
                         190   Coca-Cola Co.                                                 7,610
                          22   General Mills, Inc.                                             995
                          60   Kimberly-Clark Corp.                                          3,875
                          30   Nike, Inc., Class B                                           2,364
                         156   PepsiCo, Inc.                                                 7,589
                          70   Procter & Gamble Co.                                          3,788
                                                                                      ------------
                                                                                            30,925
                                                                                      ------------
Consumer Services (2.6%):
                          50   Gannett Co., Inc.                                             4,188
                          85   Harrah's Entertainment, Inc. (c)                              4,503
                         170   Walt Disney Co.                                               3,834
                                                                                      ------------
                                                                                            12,525
                                                                                      ------------
Electronic Technology (2.5%):
                         275   Hewlett-Packard Co.                                           5,156
                         100   Intel Corp.                                                   2,006
                          57   International Business Machines Corp.                         4,887
                                                                                      ------------
                                                                                            12,049
                                                                                      ------------
Energy Minerals (9.1%):
                         100   ChevronTexaco Corp.                                           5,364
                         155   ConocoPhillips                                               12,825
                         350   Exxon Mobil Corp.                                            16,915
                          75   Royal Dutch Petroleum Co.                                     3,870
                          60   Valero Energy Corp.                                           4,813
                                                                                      ------------
                                                                                            43,787
                                                                                      ------------
Finance (29.2%):
                          75   ACE Ltd.                                                      3,005
                          80   Allstate Corp.                                                3,839
                          75   American Express Co.                                          3,860
                          70   Archstone-Smith Trust                                         2,215
                         280   Bank of America Corp.                                        12,132
                         151   Bank of New York Co., Inc.                                    4,413
                          60   Carramerica Realty Corp. (c)                                  1,962
                          50   Chubb Corp.                                                   3,514
                         325   Citigroup, Inc.                                              14,338
                          55   Developers Diversified Realty Corp.                           2,153
                          60   Duke Realty Investments, Inc.                                 1,992

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                          67   Fifth Third Bancorp                                           3,303
                          40   First Horizon National Corp.                                  1,734
                         138   Freddie Mac                                                   8,997
                          50   Hartford Financial Services Group, Inc.                       3,097
                          25   M & T Bank Corp. (c)                                          2,393
                         225   MBNA Corp.                                                    5,670
                         100   Merrill Lynch & Co., Inc.                                     4,972
                         110   Morgan Stanley Dean Witter & Co.                              5,423
                          90   North Fork Bancorp, Inc. (c)                                  3,992
                         100   Northern Trust Corp.                                          4,080
                         100   Old Republic International Corp.                              2,503
                          45   Public Storage, Inc.                                          2,230
                          35   Simon Property Group, Inc.                                    1,877
                         135   Southtrust Corp.                                              5,624
                          80   TCF Financial Corp.                                           2,423
                         295   U.S. Bancorp                                                  8,534
                          30   Vornado Realty Trust                                          1,880
                         100   Washington Mutual, Inc.                                       3,908
                         200   Wells Fargo & Co.                                            11,926
                          80   Willis Group Holdings Ltd.                                    2,992
                                                                                           -------
                                                                                           140,981
                                                                                           -------
Health Technology (7.3%):
                          50   Baxter International, Inc. (c)                                2,688
                         175   Bristol-Myers Squibb Co. (c)                                  4,142
                         160   Johnson & Johnson                                             9,013
                         134   Merck & Co., Inc.                                             4,409
                         500   Pfizer, Inc.                                                 15,299
                                                                                           -------
                                                                                            35,551
                                                                                           -------
Non-Energy Minerals (0.7%):
                         100   Alcoa, Inc.                                                   3,359
                                                                                           -------
Process Industries (2.7%):
                          75   Air Products and Chemicals, Inc.                              4,079
                          85   Cabot Corp.                                                   3,278
                         125   Dow Chemical Co.                                              5,647
                                                                                           -------
                                                                                            13,004
                                                                                           -------
Producer Manufacturing (8.8%):
                          38   Avery Dennison Corp.                                          2,500
                          50   Caterpillar, Inc.                                             4,023
                          75   Emerson Electric Co.                                          4,642
                         328   General Electric Co.                                         11,003
                          70   Johnson Controls, Inc. (c)                                    3,977
                          65   Minnesota Mining & Manufacturing Co.                          5,174
                         160   Pitney Bowes, Inc.                                            7,056
                          42   United Technologies Corp.                                     3,959
                                                                                           -------
                                                                                            42,334
                                                                                           -------
Retail Trade (2.5%):
                         100   Home Depot, Inc.                                              3,920
                         250   Limited Brands, Inc.                                          5,573
                          61   Sherwin-Williams Co.                                          2,668
                                                                                           -------
                                                                                            12,161
                                                                                           -------
Technology Services (1.5%):
                         100   Automatic Data Processing, Inc.                               4,132
                         120   Microsoft Corp.                                               3,324
                                                                                           -------
                                                                                             7,456
                                                                                           -------
Transportation (0.5%):
                          30   United Parcel Service, Inc., Class B                          2,278
                                                                                           -------
Utilities (9.2%):
                         144   AGL Resources, Inc.                                           4,431
                         100   American Electric Power Co., Inc. (c)                         3,196
                          77   Dominion Resources, Inc.                                      5,011
                         131   Entergy Corp.                                                 7,921

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                         108   Exelon Corp.                                                  3,977
                          64   FPL Group, Inc.                                               4,400
                          50   Keyspan Corp.                                                 1,960
                          38   Kinder Morgan, Inc.                                           2,387
                          85   Pinnacle West Capital Corp.                                   3,528
                          88   Scana Corp. (c)                                               3,275
                         137   Wisconsin Energy Corp.                                        4,377
                                                                                         ---------
                                                                                            44,463
                                                                                         ---------
TOTAL COMMON STOCKS                                                                        433,347
                                                                                         ---------
PREFERRED STOCKS (0.5%):
Finance (0.5%):
                          40   St. Paul Cos., Inc.                                           2,424
                                                                                         ---------
TOTAL PREFERRED STOCKS                                                                       2,424
                                                                                         ---------
CONVERTIBLE BONDS (1.3%):
Consumer Services (1.3%):
                       3,000   Liberty Media Corp., Series A,
                               3.25%, 3/15/31                                                2,734
                          40   Tribune Co., 0.00%, 5/15/29                                   3,625
                                                                                         ---------
TOTAL CONVERTIBLE BONDS                                                                      6,359
                                                                                         ---------
CONVERTIBLE PREFERRED STOCKS (2.4%):
Communications (0.4%):
                          40   Alltel Corp., 7.75%                                           2,070
                                                                                         ---------
Electronic Technology (0.8%):
                          75   Motorola, Inc., 7.00%                                         3,756
                                                                                         ---------
Finance (0.4%):
                          30   Prudential Financial, Inc., 6.75%                             2,095
                                                                                         ---------
Process Industries (0.8%):
                          65   Temple-Inland, Inc., 7.50%                                    3,678
                                                                                         ---------
TOTAL CONVERTIBLE PREFERRED STOCKS                                                          11,599
                                                                                         ---------
INVESTMENT COMPANIES (3.9%):
                      18,814   One Group Prime Money Market
                               Fund, Class I (b)                                            18,814
                                                                                         ---------
TOTAL INVESTMENT COMPANIES                                                                  18,814
                                                                                         ---------
REPURCHASE AGREEMENTS (0.5%):
                       2,278   State Street Bank and Trust, 1.00%,
                               10/1/04 (Proceeds at maturity $2,278,
                               collateralized by various U.S.
                               Government securities)                                        2,278
                                                                                         ---------
TOTAL REPURCHASE AGREEMENTS                                                                  2,278
                                                                                         ---------
SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING  (5.0%):
                      24,317   Pool of various securities for One
                               Group Equity Funds #                                         24,317
                                                                                         ---------
TOTAL SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING                       24,317
                                                                                         ---------
TOTAL (COST $323,100) (a)                                                                $ 499,138
                                                                                         =========

------------
Percentages indicated are based on net assets of $483,722.

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

Unrealized appreciation.......................................      $178,620
Unrealized depreciation.......................................        (2,582)
                                                                    --------
Net unrealized appreciation (depreciation)....................      $176,038
                                                                    ========

      Aggregate cost for federal income tax purposes differs from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

(b)   Investment in affiliate.

(c) Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.

# The cash collateral received by the Fund was pooled and at September 30, 2004 was invested in Commercial Paper (with interest rates ranging from 1.61% to 1.88% and maturity dates ranging from October 2004 through February 2005), Repurchase Agreements (with interest rates ranging from 1.82% to 2.06% and maturity dates of October 1, 2004), Master Notes (with interest rates ranging from 1.64% to 2.30% and maturity dates ranging from October 2004 to January
2007).

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

ONE GROUP MUTUAL FUNDS
DIVERSIFIED EQUITY FUND
Schedule of Portfolio Investments                             September 30, 2004
(Amounts in thousands)
(Unaudited)

THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("THE LIST") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

                                            SECURITY
          SHARES                           DESCRIPTION                                    VALUE
----------------------------   ----------------------------------                      -----------
COMMON STOCKS  (97.6%):
Commercial Services (0.8%):
                         192   Omnicom Group, Inc.                                     $    14,054
                                                                                       -----------
Communications (2.9%):
                         246   CenturyTel, Inc.                                              8,429
                         490   Nextel Communications, Inc., Class A (b)                     11,682
                         490   SBC Communications, Inc.                                     12,728
                         511   Verizon Communications                                       20,135
                                                                                       -----------
                                                                                            52,974
                                                                                       -----------
Consumer Non-Durables (7.0%):
                         507   Altria Group, Inc.                                           23,831
                         635   Coca-Cola Co.                                                25,432
                         252   Estee Lauder Cos., Class A                                   10,523
                         171   Gillette Co.                                                  7,138
                         562   Jones Apparel Group, Inc.                                    20,120
                         114   Nike, Inc., Class B                                           8,991
                         148   PepsiCo, Inc.                                                 7,205
                         485   Procter & Gamble Co.                                         26,253
                                                                                       -----------
                                                                                           129,493
                                                                                       -----------
Consumer Services (5.7%):
                         101   Apollo Group, Inc., Class A (b)                               7,391
                         499   Brinker International, Inc. (b)                              15,529
                         408   Comcast Corp., Class A (b)                                   11,519
                         776   Time Warner, Inc. (b)                                        12,521
                         910   Viacom, Inc., Class B                                        30,543
                         685   Yum! Brands, Inc.                                            27,841
                                                                                       -----------
                                                                                           105,344
                                                                                       -----------
Distribution Services (1.0%):
                         199   Andrx Corp. (b)                                               4,453
                         450   Sysco Corp.                                                  13,469
                                                                                       -----------
                                                                                            17,922
                                                                                       -----------
Electronic Technology (9.2%):
                       1,208   Cisco Systems, Inc. (b)                                      21,857
                         763   Dell, Inc. (b)                                               27,154
                         394   Hewlett-Packard Co.                                           7,395
                       1,522   Intel Corp.                                                  30,535
                         332   International Business Machines Corp.                        28,424
                         232   Linear Technology Corp.                                       8,399
                       1,337   Motorola, Inc.                                               24,122
                         568   Qualcomm, Inc.                                               22,187
                                                                                       -----------
                                                                                           170,073
                                                                                       -----------
Energy Minerals (6.6%):
                         189   Devon Energy Corp.                                           13,388
                       1,414   Exxon Mobil Corp.                                            68,341
                         287   Murphy Oil Corp.                                             24,890
                         205   Valero Energy Corp.                                          16,436
                                                                                       -----------
                                                                                           123,055
                                                                                       -----------
Finance (21.6%):
                         396   American International Group, Inc.                           26,926
                         606   Charles Schwab Corp.                                          5,569
                       1,752   Citigroup, Inc.                                              77,283
                         251   Fannie Mae                                                   15,942

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                         741   Freddie Mac                                                  48,355
                         268   Hartford Financial Services Group, Inc.                      16,613
                       1,298   MBNA Corp.                                                   32,709
                       1,040   Morgan Stanley Dean Witter & Co.                             51,248
                         391   North Fork Bancorp, Inc.                                     17,390
                         387   RenaissanceRe Holdings                                       19,946
                       1,097   U.S. Bancorp                                                 31,706
                         385   Washington Mutual, Inc.                                      15,042
                         456   Wells Fargo & Co.                                            27,186
                         436   Willis Group Holdings Ltd.                                   16,289
                                                                                           -------
                                                                                           402,204
                                                                                           -------
Health Services (1.9%):
                         185   HCA-The Healthcare Corp.                                      7,054
                         386   UnitedHealth Group, Inc.                                     28,467
                                                                                           -------
                                                                                            35,521
                                                                                           -------
Health Technology (10.1%):
                         623   Amgen, Inc. (b)                                              35,320
                         233   Boston Scientific Corp. (b)                                   9,273
                         224   Charles River Laboratories International, Inc. (b) (d)       10,240
                         281   Eli Lilly & Co.                                              16,874
                         141   Guidant Corp.                                                 9,318
                         157   Johnson & Johnson                                             8,861
                         558   Medtronic, Inc.                                              28,968
                         360   Merck & Co., Inc.                                            11,877
                       1,646   Pfizer, Inc.                                                 50,365
                         388   Schering-Plough Corp.                                         7,399
                                                                                           -------
                                                                                           188,495
                                                                                           -------
Industrial Services (1.1%):
                         156   Cooper Cameron Corp. (b)                                      8,579
                         227   Weatherford International Ltd. (b) (d)                       11,593
                                                                                           -------
                                                                                            20,172
                                                                                           -------
Non-Energy Minerals (1.0%):
                         573   Alcoa, Inc.                                                  19,233
                                                                                           -------
Process Industries (1.2%):
                         517   Praxair, Inc.                                                22,109
                                                                                           -------
Producer Manufacturing (11.5%):
                         281   Danaher Corp. (d)                                            14,385
                         175   Eaton Corp.                                                  11,123
                       1,707   General Electric Co.                                         57,336
                         505   Honeywell International, Inc.                                18,112
                         367   Johnson Controls, Inc.                                       20,830
                         210   Lear Corp.                                                   11,455
                         351   Minnesota Mining & Manufacturing Co.                         28,058
                       1,458   Tyco International Ltd. (d)                                  44,702
                          97   United Technologies Corp.                                     9,049
                                                                                           -------
                                                                                           215,050
                                                                                           -------
Retail Trade (5.2%):
                         704   Albertson's, Inc. (d)                                        16,842
                         456   Kohl's Corp. (b)                                             21,963
                         340   Target Corp.                                                 15,406
                         809   Wal-Mart Stores, Inc.                                        43,025
                                                                                           -------
                                                                                            97,236
                                                                                           -------
Technology Services (5.7%):
                         137   Affiliated Computer Services, Inc., Class A (b) (d)           7,620
                         163   Electronic Arts, Inc. (b)                                     7,475
                       2,427   Microsoft Corp.                                              67,103
                       2,158   Oracle Corp. (b)                                             24,346
                                                                                           -------
                                                                                           106,544
                                                                                           -------

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

Transportation (1.6%):
                         196   Canadian National Railway Co.                                 9,563
                         258   United Parcel Service, Inc., Class B                         19,576
                                                                                       -----------
                                                                                            29,139
                                                                                       -----------
Utilities (3.5%):
                         141   Dominion Resources, Inc.                                      9,174
                         312   FPL Group, Inc.                                              21,335
                         220   Kinder Morgan, Inc. (d)                                      13,809
                         481   Pinnacle West Capital Corp.                                  19,948
                                                                                       -----------
                                                                                            64,266
                                                                                       -----------
TOTAL COMMON STOCKS                                                                      1,812,884
                                                                                       -----------
INVESTMENT COMPANIES (2.3%):
                      43,268   One Group Prime Money Market
                               Fund, Class I (c)                                            43,268
                                                                                       -----------
TOTAL INVESTMENT COMPANIES                                                                  43,268
                                                                                       -----------
SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING  (3.4%):
                      62,707   Pool of various securities for One
                               Group Equity Funds#                                          62,707
                                                                                       -----------
TOTAL SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING                       62,707
                                                                                       -----------
TOTAL (COST $1,610,873) (a)                                                            $ 1,918,859
                                                                                       ===========

------------
Percentages indicated are based on net assets of $1,857,266.

(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

Unrealized appreciation.....................................       $380,268
Unrealized depreciation.....................................        (72,282)
                                                                   --------
Net unrealized appreciation (depreciation)..................       $307,986
                                                                   ========

      Aggregate cost for federal income tax purposes differs from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

(b)   Non-income producing securities.

(c)   Investment in affiliate.

(d) Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.

# The cash collateral received by the Fund was pooled and at September 30, 2004 was invested in Commercial Paper (with interest rates ranging from 1.61% to 1.88% and maturity dates ranging from October 2004 through February 2005), Repurchase Agreements (with interest rates ranging from 1.82% to 2.06% and maturity dates of October 1, 2004), Master Notes (with interest rates ranging from 1.64% to 2.30% and maturity dates ranging from October 2004 to January
2007).

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

ONE GROUP MUTUAL FUNDS
BALANCED FUND
Schedule of Portfolio Investments                             September 30, 2004
(Amounts in thousands)
(Unaudited)

THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("THE LIST") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

         SHARES
           OR
        PRINCIPAL                          SECURITY
         AMOUNT                           DESCRIPTION                                               VALUE
----------------------------   ------------------------------------                               ---------
ASSET BACKED SECURITIES (0.9%):
                         450   American Express Credit Account                                    $     462
                               Master Trust, Series 04-3, Class A,
                               4.35%, 12/15/11
                         500   Citibank Credit Card Issuance Trust,                                     498
                               Series 03-A5, Class A5, 2.50%,
                               4/7/08
                         200   CNH Equipment Trust, Series 03-B,                                        201
                               Class A4B, 3.38%, 2/15/11
                         203   CS First Boston Mortgage Securities                                      209
                               Corp., Series 02-HE4, Class AF,
                               5.51%, 8/25/32
                         250   Ford Credit Auto Owner Trust, Series                                     252
                               04-A, Class A4, 3.54%, 11/15/08
                          13   Green Tree Recreational, Equipment                                        13
                               and Consulting, Series 97-D, Class
                               A1, 6.90%, 3/15/29
                         500   Onyx Acceptance Auto Trust, Series                                       503
                               04-B, Class A3, 3.09%, 9/15/08
                         300   WFS Financial Owner Trust, Series                                        300
                               04-2, Class A3, 2.85%, 9/22/08
                         300   WFS Financial Owner Trust, Series
                               03-4, Class A4, 3.15%, 5/20/11                                           300
                                                                                                  ---------
TOTAL ASSET BACKED SECURITIES                                                                         2,738
                                                                                                  ---------
COLLATERALIZED MORTGAGE OBLIGATIONS  (0.6%):
                         200   MBNA Master Credit Card Trust,                                           208
                               Series 00-I, Class A, 6.90%, 1/15/08
                         297   Vendee Mortgage Trust, Series 03-1,                                      303
                               Class B, 5.75%, 12/15/20
                         294   Wells Fargo Mortgage Backed                                              297
                               Securities Trust, Series 04-7, Class
                               2A2, 5.00%, 7/25/19
                         350   Wells Fargo Mortgage Backed                                              346
                               Securities Trust, Series 09-05, Class
                               A5, 3.54%, 8/25/34
                         296   WFS Financial Owner Trust, Series                                        295
                               03-1, Class A3, 2.03%, 8/20/07
                         500   WFS Financial Owner Trust, Series
                               03-2, Class A4, 2.41%, 12/20/10                                          496
                                                                                                  ---------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS                                                             1,945
                                                                                                  ---------
COMMON STOCKS (60.8%):
Commercial Services (0.5%):
                          20   Omnicom Group, Inc.                                                    1,458
                                                                                                  ---------
Communications (1.6%):
                          26   CenturyTel, Inc.                                                         875
                          51   Nextel Communications, Inc., Class                                     1,213
                               A (b)
                          51   SBC Communications, Inc.                                               1,322
                          37   Verizon Communications                                                 1,451
                                                                                                  ---------
                                                                                                      4,861
                                                                                                  ---------
Consumer Durables (0.6%):

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                          45   Eastman Kodak Co.                                                      1,439
                          10   Take-Two Interactive Software, Inc.
                               (b)                                                                      325
                                                                                                     ------
                                                                                                      1,764
                                                                                                     ------
Consumer Non-Durables (3.5%):
                          53   Altria Group, Inc.                                                     2,474
                          69   Coca-Cola Co.                                                          2,763
                          26   Estee Lauder Cos., Class A                                             1,092
                          30   Gillette Co.                                                           1,236
                          58   Jones Apparel Group, Inc.                                              2,090
                           4   Nike, Inc., Class B                                                      276
                           5   PepsiCo, Inc.                                                            224
                          15   Procter & Gamble Co.                                                     806
                                                                                                     ------
                                                                                                     10,961
                                                                                                     ------
Consumer Services (4.2%):
                          10   Apollo Group, Inc., Class A (b)                                          767
                          52   Brinker International, Inc. (b)                                        1,614
                          18   Clear Channel Communications,                                            570
                               Inc.
                          42   Comcast Corp., Class A (b)                                             1,196
                          13   Gannett Co., Inc.                                                      1,055
                          18   Starbucks Corp. (b)                                                      798
                         113   Time Warner, Inc. (b)                                                  1,817
                          75   Viacom, Inc., Class B                                                  2,525
                          71   Yum! Brands, Inc.                                                      2,892
                                                                                                     ------
                                                                                                     13,234
                                                                                                     ------
Distribution Services (0.6%):
                          21   Andrx Corp. (b)                                                          462
                          47   Sysco Corp.                                                            1,399
                                                                                                     ------
                                                                                                      1,861
                                                                                                     ------
Electronic Technology (5.9%):
                          27   Altera Corp. (b)                                                         524
                          21   Analog Devices, Inc.                                                     814
                         125   Cisco Systems, Inc. (b)                                                2,270
                          37   Corning, Inc. (b)                                                        411
                          79   Dell, Inc. (b)                                                         2,820
                          12   Diebold, Inc.                                                            568
                          12   Hewlett-Packard Co.                                                      229
                         118   Intel Corp.                                                            2,372
                          34   International Business Machines                                        2,953
                               Corp.
                          24   Linear Technology Corp.                                                  872
                         139   Motorola, Inc.                                                         2,506
                          45   Qualcomm, Inc.                                                         1,758
                          14   Xilinx, Inc.                                                             383
                                                                                                     ------
                                                                                                     18,480
                                                                                                     ------
Energy Minerals (4.2%):
                          12   Devon Energy Corp.                                                       839
                         147   Exxon Mobil Corp.                                                      7,098
                          30   Murphy Oil Corp.                                                       2,584
                          32   Suncor Energy, Inc.                                                    1,025
                          21   Valero Energy Corp.                                                    1,708
                                                                                                     ------
                                                                                                     13,254
                                                                                                     ------
Finance (12.4%):
                          17   AMBAC Financial Group, Inc.                                            1,383
                          49   American International Group, Inc.                                     3,307
                          31   Bank of America Corp.                                                  1,330
                          21   Capital One Financial Corp.                                            1,562
                          96   Charles Schwab Corp.                                                     878
                         148   Citigroup, Inc.                                                        6,519
                          12   Commerce Bancorp, Inc. (e)                                               655
                          17   Fannie Mae                                                             1,090
                          41   Freddie Mac                                                            2,668
                           8   Goldman Sachs Group, Inc.                                                783
                          28   Hartford Financial Services Group,                                     1,724
                               Inc.

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                         135   MBNA Corp.                                                             3,397
                          73   Morgan Stanley Dean Witter & Co.                                       3,579
                          41   North Fork Bancorp, Inc.                                               1,806
                          12   RenaissanceRe Holdings                                                   614
                          36   U.S. Bancorp                                                           1,032
                          67   Washington Mutual, Inc.                                                2,615
                          47   Wells Fargo & Co.                                                      2,822
                          24   Willis Group Holdings Ltd.                                               910
                                                                                                     ------
                                                                                                     38,674
                                                                                                     ------
Health Services (1.2%):
                           6   HCA-The Healthcare Corp.                                                 217
                          36   Odyssey Healthcare, Inc. (b) (e)                                         647
                          40   UnitedHealth Group, Inc.                                               2,957
                                                                                                     ------
                                                                                                      3,821
                                                                                                     ------
Health Technology (6.2%):
                          65   Amgen, Inc. (b)                                                        3,668
                          47   Biovail Corp. (b)                                                        807
                          34   Boston Scientific Corp. (b)                                            1,359
                           7   Charles River Laboratories                                               307
                               International, Inc. (b) (e)
                          29   Eli Lilly & Co.                                                        1,735
                          21   Forest Laboratories, Inc. (b)                                            963
                          11   Gilead Sciences, Inc. (b)                                                415
                          22   Guidant Corp.                                                          1,479
                           5   Johnson & Johnson                                                        270
                          26   Medtronic, Inc.                                                        1,342
                          25   Merck & Co., Inc.                                                        837
                         184   Pfizer, Inc.                                                           5,631
                          40   Schering-Plough Corp.                                                    762
                                                                                                     ------
                                                                                                     19,575
                                                                                                     ------
Industrial Services (0.7%):
                          16   Cooper Cameron Corp. (b)                                                 890
                           8   Rowan Cos., Inc. (b)                                                     203
                          24   Weatherford International Ltd. (b)                                     1,205
                                                                                                     ------
                                                                                                      2,298
                                                                                                     ------
Non-Energy Minerals (0.6%):
                          59   Alcoa, Inc.                                                            1,997
                                                                                                     ------
Process Industries (0.9%):
                          17   Cabot Corp.                                                              667
                          16   Praxair, Inc.                                                            684
                          17   Sigma-Aldrich Corp. (e)                                                  995
                           8   Temple-Inland, Inc.                                                      545
                                                                                                     ------
                                                                                                      2,891
                                                                                                     ------
Producer Manufacturing (6.5%):
                          29   Danaher Corp. (e)                                                      1,494
                          18   Eaton Corp.                                                            1,156
                         177   General Electric Co.                                                   5,954
                          52   Honeywell International, Inc.                                          1,881
                          38   Johnson Controls, Inc.                                                 2,163
                          32   Lear Corp.                                                             1,718
                          15   Minnesota Mining & Manufacturing                                       1,196
                               Co.
                          20   Pitney Bowes, Inc.                                                       891
                          12   SPX Corp. (e)                                                            427
                         102   Tyco International Ltd.                                                3,132
                           3   United Technologies Corp.                                                280
                                                                                                     ------
                                                                                                     20,292
                                                                                                     ------
Retail Trade (4.6%):
                          73   Albertson's, Inc.                                                      1,749
                          18   Home Depot, Inc.                                                         690
                          47   Kohl's Corp. (b)                                                       2,281
                          39   Rent-A-Center, Inc. (b)                                                1,008
                          69   Safeway, Inc. (b) (e)                                                  1,326
                          35   Target Corp.                                                           1,600
                          84   Wal-Mart Stores, Inc.                                                  4,469

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                          36   Walgreen Co.                                                           1,300
                                                                                                    -------
                                                                                                     14,423
                                                                                                    -------
Technology Services (3.7%):
                          14   Affiliated Computer Services, Inc.,                                      791
                               Class A (b)
                           8   eBay, Inc. (b)                                                           772
                           5   Electronic Arts, Inc. (b)                                                230
                         252   Microsoft Corp.                                                        6,969
                         187   Oracle Corp. (b)                                                       2,110
                          27   Paychex, Inc.                                                            806
                                                                                                    -------
                                                                                                     11,678
                                                                                                    -------
Transportation (1.0%):
                          20   Canadian National Railway Co.                                            994
                          27   United Parcel Service, Inc., Class                                     2,033
                               B
                                                                                                    -------
                                                                                                      3,027
                                                                                                    -------
Utilities (1.9%):
                           4   Dominion Resources, Inc.                                                 281
                          32   FPL Group, Inc.                                                        2,217
                          23   Kinder Morgan, Inc. (e)                                                1,434
                          50   Pinnacle West Capital Corp.                                            2,072
                                                                                                    -------
                                                                                                      6,004
                                                                                                    -------
TOTAL COMMON STOCKS                                                                                 190,553
                                                                                                    -------
CORPORATE BONDS (14.1%):
Consumer Durables (0.7%):
                         700   DaimlerChrysler NA Holdings Corp.,                                       789
                               7.20%, 9/1/09
                         350   General Dynamics Corp., 4.50%,                                           358
                               8/15/10 (e)
                       1,000   General Motors Corp., 7.20%,                                           1,060
                               1/15/11 (e)
                         120   Hanson Australia Funding, 5.25%,                                         122
                               3/15/13
                                                                                                    -------

                                                                                                      2,329
                                                                                                    -------
Consumer Services (1.0%):
                         350   Allstate Corp., 6.13%, 2/15/12                                           386
                         120   Coca-Cola Enterprises, 6.13%,                                            132
                               8/15/11
                         300   Comcast Cable Communications,                                            335
                               8.38%, 5/1/07
                         225   Comcast Cable Communications,                                            250
                               6.88%, 6/15/09 (e)
                         300   Cox Communications, Inc., 7.75%,                                         335
                               11/1/10
                         150   Cox Communications, Inc., 4.63%,                                         139
                               6/1/13
                         120   PHH Corp., 7.13%, 3/1/13                                                 137
                         100   Thomson Corp., 4.25%, 8/15/09                                            101
                       1,050   Time Warner, Inc., 9.13%, 1/15/13                                      1,317
                                                                                                    -------
                                                                                                      3,132
                                                                                                    -------
Energy Minerals (0.6%):
                       1,250   Occidental Petroleum Corp., 9.25%,
                               8/1/19                                                                 1,730
                                                                                                    -------
Finance (7.5%):
                         100   ACE INA Holdings, Inc., 5.88%,                                           105
                               6/15/14
                         250   American Express Credit, 3.00%,                                          246
                               5/16/08
                         130   American General Finance Corp.,                                          134
                               4.63%, 5/15/09
                         240   American General Finance Corp.,                                          235
                               4.00%, 3/15/11
                         150   American International Group, Inc.,                                      146
                               2.88%, 5/15/08

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                         800   Bank of America Corp., 7.80%,                                            941
                               2/15/10
                         200   Bear Stearns Co., Inc., 4.50%,                                           202
                               10/28/10
                         150   Branch Banking & Trust, 4.88%,                                           151
                               1/15/13
                       1,000   Capital One Auto Finance Trust,                                        1,011
                               3.44%, 6/15/09
                         400   Capital One Bank Co., 6.88%,                                             421
                               2/1/06
                         450   Cit Group, Inc., 4.13%, 2/21/06                                          458
                         400   Citigroup, Inc., 3.50%, 2/1/08 (e)                                       401
                         944   Citigroup, Inc., 5.00%, 9/15/14                                          947
                         300   Conoco Funding Corp., 6.35%,                                             335
                               10/15/11
                         600   Countrywide Home Loan, 4.00%,                                            584
                               3/22/11
                       1,600   Credit Suisse First Boston USA,                                        1,779
                               Inc., 6.50%, 1/15/12
                         250   Dow Capital BV, 8.50%, 6/8/10,                                           296
                               Putable 6/8/05 @ 100
                         440   Fleet Financial Group, 7.38%,                                            507
                               12/1/09
                       1,800   Ford Motor Credit Co., 7.38%, 2/1/11                                   1,959
                                (e)
                         500   General Electric Capital Corp.,                                          585
                               8.63%, 6/15/08
                         100   General Electric Capital Corp.,                                           98
                               3.13%, 4/1/09
                         550   General Electric Capital Corp.,                                          598
                               5.88%, 2/15/12
                       1,000   GMAC, 7.25%, 3/2/11 (e)                                                1,069
                         600   Goldman Sachs Group, Inc., 7.20%,                                        654
                               3/1/07 (d)
                         375   Goldman Sachs Group, Inc., 4.75%,                                        369
                               7/15/13
                       1,500   Household Finance Corp., 8.00%,                                        1,775
                               7/15/10
                         300   John Deere Capital Corp., 3.63%,                                         302
                               5/25/07
                         300   KeyCorp, 4.70%, 5/21/09                                                  309
                         450   Lehman Brothers Holdings, Inc.,                                          504
                               6.63%, 1/18/12 (e)
                         340   Marshall & Ilsley Corp., 4.38%,                                          347
                               8/1/09
                         250   Merrill Lynch & Co., 3.38%, 9/14/07                                      250
                         350   Merrill Lynch & Co., 4.13%, 1/15/09                                      353
                       1,300   Morgan Stanley Dean Witter & Co.,                                      1,459
                               6.75%, 4/15/11
                         750   National Rural Utilities, 6.00%,                                         787
                               5/15/06
                         250   News America, Inc., 6.75%, 1/9/38                                        279
                         600   Nynex Capital Funding, 8.23%,                                            702
                               10/15/09
                         100   Popular North America, Inc., 4.25%,                                      102
                               4/1/08
                         150   Principal Life, Inc., 3.20%, 4/1/09                                      146
                               (e)
                          60   Protective Life Secured Trust,                                            60
                               4.00%, 10/7/09
                         150   Protective Life Secured Trust,                                           147
                               4.00%, 4/1/11
                          50   Unionbancal Corp., 5.25%,                                                 51
                               12/16/13
                         750   Wachovia Corp., 3.63%, 2/17/09                                           745
                         250   Washington Mutual, Inc., 4.63%,                                          239

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                               4/1/14
                         300   Wells Fargo & Co., 3.13%, 4/1/09                                         292
                               (e)
                         300   Wells Fargo & Co., 6.38%, 8/1/11                                         335
                                                                                                     ------
                                                                                                     23,415
                                                                                                     ------
Foreign Banks (0.0%):
                         100   Royal Bank of Canada, 3.88%,
                               5/4/09                                                                   100
                                                                                                     ------
Governments (Foreign) (0.1%):
                         200   United Mexican States, 4.63%,                                            202
                               10/8/08
                          90   United Mexican States, 6.38%,
                               1/16/13                                                                   95
                                                                                                     ------
                                                                                                        297
                                                                                                     ------
Producer Manufacturing (0.0%):
                         150   Pitney Bowes, Inc., 3.88%, 6/15/13                                       142
                                                                                                     ------
Retail Trade (0.6%):
                         800   Albertson's, Inc., 6.95%, 8/1/09                                         889
                         700   Kroger Co., 8.05%, 2/1/10                                                823
                         200   Wal-Mart Stores, 4.13%, 2/15/11                                          201
                                                                                                     ------
                                                                                                      1,913
                                                                                                     ------
Technology Services (0.1%):
                         170   IBM Corp., 4.38%, 6/1/09                                                 174
                                                                                                     ------
Telecommunications (0.6%):
                         100   AT&T Broadband Corp., 8.38%,                                             121
                               3/15/13
                         150   AT&T Wireless, 7.88%, 3/1/11 (e)                                         178
                         250   Bellsouth Corp., 6.00%, 10/15/11                                         273
                               (e)
                         180   British Telecom, 8.38%, 12/15/10                                         217
                         140   Deutsche Telekom, 8.50%, 6/15/10                                         168
                          60   France Telecom, 8.50%, 3/1/11                                             72
                         250   SBC Communications, 5.88%,                                               267
                               2/1/12
                         350   Sprint Capital Corp., 6.00%, 1/15/07                                     372
                               (e)
                         175   Sprint Capital Corp., 7.63%, 1/30/11                                     202
                               (e)
                                                                                                     ------

                                                                                                      1,870
                                                                                                     ------
Transportation (0.7%):
                         130   Continental Airlines, Inc., 7.06%,                                       129
                               9/15/09
                         350   Norfolk Southern Corp., 7.05%,                                           397
                               5/1/37
                       1,000   Union Pacific Corp., 6.65%,                                            1,113
                               1/15/11
                         491   United Airlines, 7.19%, 4/1/11                                           412
                                                                                                     ------
                                                                                                      2,051
                                                                                                     ------
Utilities (2.2%):
                         545   American Electric Power Co., Inc.,                                       572
                               6.13%, 5/15/06 (e)
                         100   Carolina Power and Light, 5.13%,                                         103
                               9/15/13
                         375   Columbia Gas System, 6.80%,                                              391
                               11/28/05
                          55   Consolidated Edison, Inc., 4.70%,                                         57
                               6/15/09
                         200   Constellation Energy Group, 6.35%,                                       214
                               4/1/07
                         350   Dominion Resources, Inc., 6.25%,                                         381
                               6/30/12
                         400   DTE Energy Co., 6.65%, 4/15/09                                           437
                         500   Duke Energy Corp., 6.25%, 1/15/12                                        545

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                       1,100   Exelon Corp., 6.75%, 5/1/11                                            1,230
                       2,500   Hydro Quebec, 6.52%, 2/23/06                                           2,635
                         235   PSEG Power, 7.75%, 4/15/11 (e)                                           274
                          70   Sempra Energy, 4.75%, 5/15/09                                             72
                                                                                                     ------
                                                                                                      6,911
                                                                                                     ------
TOTAL CORPORATE BONDS                                                                                44,064
                                                                                                     ------
U.S. GOVERNMENT AGENCY SECURITIES (0.9%):
Fannie Mae (0.9%):
                         300   7.25%, 1/15/10                                                           348
                       1,000   7.13%, 6/15/10 (e)                                                     1,162
                       1,350   5.38%, 11/15/11                                                        1,443
                                                                                                      -----
TOTAL U.S. GOVERNMENT AGENCY SECURITIES                                                               2,953
                                                                                                      -----

U.S. GOVERNMENT AGENCY MORTGAGES (12.7%):
Fannie Mae (4.4%):
                          27   8.15%, 4/25/06, Series 91-37, Class                                       28
                               H
                       1,024   6.94%, 12/1/06, Pool #73798                                            1,085
                          36   7.00%, 9/1/07, Pool #185265                                               38
                         824   6.79%, 11/1/07, Pool #313832                                             884
                       1,209   6.53%, 12/1/07, Pool #375568                                           1,300
                         387   6.25%, 7/25/08, Series 93-135,                                           399
                               Class PG
                         270   8.30%, 10/25/08, Series 93-197,                                          285
                               Class SC, IF*
                         140   7.50%, 8/1/09, Pool #292020                                              149
                          90   6.50%, 5/1/11, Pool #337195                                               96
                       1,200   7.00%, 7/18/12, Series 97-42, Class                                    1,296
                               PG
                           7   5.00%, 9/25/12, Series 02-61, Class                                        7
                               PC
                         310   6.50%, 4/1/13, Pool #414513                                              329
                         175   7.00%, 6/1/13, Pool #427488                                              185
                         570   6.50%, 6/25/13, Series 94-1, Class                                       584
                               K
                         357   6.00%, 1/1/14, Pool #440777                                              375
                         300   4.50%, 2/25/17, Series 03-86, Class                                      300
                               PX
                         500   5.50%, 4/25/17, Series 02-18, Class                                      524
                               PC
                         500   6.00%, 4/25/17, Series 02-24, Class                                      527
                               AJ
                         300   6.00%, 4/25/17, Series 02-19, Class                                      316
                               PE
                         191   8.50%, 11/1/18, Pool #313280                                             212
                          58   8.50%, 1/25/20, Series 90-7, Class                                        64
                               B
                       1,000   6.00%, 2/25/20, Series 02-7, Class                                     1,025
                               QM
                          29   9.50%, 4/25/20, Series 90-35, Class                                       31
                               E
                          65   7.00%, 7/25/20, Series 90-76, Class                                       69
                               G
                         183   8.50%, 9/25/20, Series 90-106,                                           201
                               Class J
                          32   8.00%, 7/25/21, Series 91-73, Class                                       35
                               A
                         288   7.50%, 7/25/22, Series G92-35,                                           307
                               Class E
                         206   7.50%, 10/25/22, Series 92-195,                                          221
                               Class C
                         208   8.00%, 11/1/22, Pool #124555                                             228
                         300   5.00%, 6/25/23, Series 03-55, Class                                      294
                               CD

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                         550   5.00%, 6/25/23, Series 03-83, Class                                      546
                               PG
                          28   8.00%, 6/1/24, Pool #270402                                               31
                          22   8.00%, 6/1/24, Pool #250085                                               24
                          77   9.00%, 8/1/24, Pool #250114                                               86
                          11   7.00%, 7/1/25, Pool #317252                                               11
                          52   6.50%, 2/1/26, Pool #337115                                               54
                          78   7.00%, 3/1/26, Pool #365488                                               83
                          77   7.00%, 5/1/26, Pool #346269                                               82
                          29   7.50%, 5/1/26, Pool #344916                                               31
                          53   7.50%, 11/1/26, Pool #363626                                              57
                         296   6.50%, 12/25/28, Series 98-66,                                           312
                               Class B
                         650   5.75%, 6/25/33, Series 03-47, Class                                      649
                               PE
                         559   5.50%, 12/1/33, Pool #725017                                             567
                                                                                                     ------
                                                                                                     13,927
                                                                                                     ------
Freddie Mac (7.3%):
                           0   9.00%, 5/1/06, Pool #B0-0282                                               0
                          16   8.00%, 3/1/08, Pool #E45796                                               16
                         500   6.00%, 3/15/09, Series 1708, Class                                       521
                               E
                          24   9.00%, 8/1/09, Pool #279063                                               25
                         177   8.00%, 10/1/10, Pool #G10518                                             186
                          57   7.00%, 1/1/12, Pool #E66116                                               60
                         271   5.00%, 7/15/12, Series 2567, Class                                       273
                               JM
                         128   6.50%, 3/1/13, Pool #E69466                                              135
                         100   6.50%, 6/1/13, Pool #E00552                                              106
                          99   7.00%, 6/1/13, Pool #E00554                                              105
                         959   6.00%, 1/15/14, Series 2115, Class                                     1,004
                               PE
                         424   6.00%, 4/1/14, Pool #E76469                                              445
                         500   5.00%, 7/15/14, Series 2557, Class                                       513
                               WJ
                         139   4.75%, 11/15/14, Series 2522, Class                                      139
                                PB
                         203   7.00%, 12/1/14, Pool #P60089                                             214
                       1,388   5.50%, 3/15/15, Series 2368, Class                                     1,417
                               OE
                          17   6.00%, 6/15/15, Series 2391, Class                                        17
                               DK
                         351   5.00%, 1/15/16, Series 2501, Class                                       355
                               AG
                         168   7.00%, 3/1/16, Pool #P60090                                              178
                         350   5.50%, 12/15/16, Series 2391, Class                                      365
                                QR
                       1,000   6.00%, 12/15/16, Series 2394, Class                                    1,053
                                MC
                       1,000   6.00%, 1/15/17, Series 2405, Class                                     1,054
                               JF
                         750   6.00%, 3/15/17, Series 2425, Class                                       785
                               OB
                         396   4.00%, 5/15/18, Series 2643, Class                                       401
                               KG
                         772   4.00%, 8/1/18, Pool #E01424                                              755
                         500   5.00%, 9/15/18, Series 2701, Class                                       513
                               OD
                       1,000   6.00%, 8/15/19, Series 2388, Class                                     1,060
                               AD
                          62   6.00%, 1/15/20, Series 2423, Class                                        63
                               KA
                          88   8.00%, 6/15/20, Series 50, Class I                                        90
                          44   8.50%, 6/15/21, Series 1087, Class                                        45
                               I
                          41   6.00%, 9/15/21, Series 1136, Class                                        41
                               H

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                         220   8.00%, 4/15/22, Series 1254, Class                                       224
                               N
                         317   6.50%, 11/1/22, Pool #G30234                                             335
                          53   6.50%, 11/15/22, Pool #1152                                               53
                         263   7.15%, 1/15/23, Pool #1517-I                                             265
                         202   6.50%, 2/15/23, Series 1611, Class                                       203
                               IA
                         439   6.50%, 5/25/23, Series 32, Class                                         443
                               PK
                         500   6.50%, 11/15/23, Series 1617, Class                                      533
                                PM
                         295   5.00%, 2/15/24, Series 2756, Class                                       299
                               NA
                         671   8.00%, 4/15/24, Series 1710, Class                                       729
                               GH
                         426   8.00%, 4/25/24, Series 31, Class Z                                       483
                          35   8.00%, 4/1/25, Pool #C00401                                               38
                          60   8.00%, 5/1/25, Pool #C80313                                               65
                         116   6.50%, 2/1/26, Pool #D68124                                              122
                          23   6.50%, 2/1/26, Pool #D68616                                               24
                          37   7.00%, 2/1/26, Pool #D69343                                               40
                         638   7.00%, 4/15/26, Series 1843, Class                                       675
                               Z
                          51   7.50%, 5/1/26, Pool #C00460                                               55
                          38   8.50%, 7/1/26, Pool #C00472                                               42
                         400   5.00%, 5/15/27, Series 2764, Class                                       408
                               UC
                          40   7.50%, 8/1/27, Pool #C00542                                               43
                         248   6.00%, 10/15/27, Series 2097, Class                                      251
                                PX
                         400   6.00%, 1/15/28, Series 2136, Class                                       406
                               PE
                         407   6.50%, 10/15/28, Series 2438, Class                                      409
                                NC
                       1,592   8.00%, 11/15/28, Series 2097, Class                                    1,910
                                PD
                         328   6.50%, 7/15/30, Series 2388, Class                                       330
                               BE
                          78   6.50%, 9/15/30, Series 2316, Class                                        79
                               PB
                         168   6.50%, 1/15/31, Series 2456, Class                                       171
                               CH
                         500   6.50%, 5/15/32, Series 2455, Class                                       509
                               GK
                         300   6.50%, 6/15/32, Series 2457, Class                                       309
                               PE
                         748   6.50%, 7/15/32, Series 02-31, Class                                      782
                               JZ
                         733   6.50%, 2/25/43, Series T-54, Class
                               2A                                                                       776
                                                                                                     ------
                                                                                                     22,945
                                                                                                     ------
Government National Mortgage Assoc. (1.0%):
                          13   7.50%, 8/15/07, Pool #329613                                              13
                          58   6.50%, 7/15/08, Pool #349693                                              61
                         311   7.00%, 7/15/08, Pool #348872                                             330
                          35   7.00%, 7/15/08, Pool #326444                                              38
                           8   6.50%, 3/15/09, Pool #367398                                               8
                         136   6.50%, 5/15/09, Pool #366779                                             145
                          99   5.50%, 4/20/11, Pool #2222                                               104
                           3   13.50%, 5/15/11, Pool #047241                                              4
                         452   6.50%, 9/15/13, Pool #468228                                             479
                           7   12.00%, 3/15/14, Pool #109220                                              8
                           2   13.50%, 9/15/14, Pool #119582                                              2
                           2   8.00%, 4/15/17, Pool #192100                                               3
                           9   10.00%, 7/15/18, Pool #248404                                             10
                         191   8.50%, 6/15/22, Pool #323423                                             212
                         115   8.50%, 12/15/22, Pool #780708                                            127

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                          19   6.50%, 1/15/24, Pool #376656                                              20
                          54   7.00%, 4/15/24, Pool #355120                                              58
                          20   8.00%, 4/15/24, Pool #376038                                              22
                          16   8.00%, 8/15/24, Pool #394024                                              18
                          67   7.50%, 6/15/25, Pool #401860                                              73
                         120   7.00%, 8/15/25, Pool #413007                                             128
                         238   8.50%, 9/20/25, Pool #412336                                             262
                         192   6.50%, 4/15/26, Pool #424185                                             204
                          91   6.50%, 4/15/26, Pool #416192                                              97
                         118   7.00%, 5/15/26, Pool #375344                                             126
                          33   7.50%, 5/15/26, Pool #375345                                              36
                          76   7.50%, 5/15/26, Pool #408313                                              82
                          23   8.00%, 5/15/26, Pool #426783                                              25
                          13   8.50%, 1/15/27, Pool #432266                                              14
                          79   8.00%, 9/15/27, Pool #451932                                              87
                          99   6.50%, 3/15/28, Pool #430634                                             105
                          85   8.00%, 7/20/28, Pool #2619                                                93
                                                                                                  ---------
                                                                                                      2,994
                                                                                                  ---------
TOTAL U.S. GOVERNMENT AGENCY MORTGAGES                                                               39,866
                                                                                                  ---------
INVESTMENT COMPANIES (1.3%):
                       4,100   One Group Prime Money Market
                               Fund, Class I (c)                                                      4,100
                                                                                                  ---------
TOTAL INVESTMENT COMPANIES                                                                            4,100
                                                                                                  ---------
U.S. TREASURY OBLIGATIONS (8.4%):
U.S. Treasury Bonds (2.9%):
                       4,000   10.38%, 11/15/12 (e)                                                   4,873
                       3,200   7.25%, 5/15/16 (e)                                                     4,029
                                                                                                  ---------
                                                                                                      8,902
                                                                                                  ---------
U.S. Treasury Inflation Protected Bonds (0.5%):
                       1,200   3.88%, 1/15/09 (e)                                                     1,561
                                                                                                  ---------
U.S. Treasury Notes (2.2%):
                       4,500   6.50%, 8/15/05 (e)                                                     4,670
                       2,000   6.50%, 2/15/10 (e)                                                     2,295
                                                                                                  ---------
                                                                                                      6,965
                                                                                                  ---------
U.S. Treasury STRIPS (2.8%):
                       2,500   5/15/10 (e)                                                            2,039
                       8,350   5/15/15 (e)                                                            5,204
                       2,650   8/15/15 (e)                                                            1,627
                                                                                                  ---------
                                                                                                      8,870
                                                                                                  ---------
TOTAL U.S. TREASURY OBLIGATIONS                                                                      26,298
                                                                                                  ---------
SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING (12.0%):
                      37,500   Pool of various securities for One
                               Group Equity Funds #                                                  37,500
                                                                                                  ---------

TOTAL SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING                                37,500
                                                                                                  ---------
TOTAL (COST $309,063) (a)                                                                         $ 350,017
                                                                                                  =========

------------
Percentages indicated are based on net assets of $313,245.

(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

Unrealized appreciation................................      $47,100
Unrealized depreciation................................       (6,146)
                                                             -------
Net unrealized appreciation (depreciation).............      $40,954
                                                             =======

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

      Aggregate cost for federal income tax purposes differs from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

(b)   Non-income producing securities.

(c)   Investment in affiliate.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(e) Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.

* The interest rate for this variable rate bond, which will change periodically, is based upon prime rates or an index of market rates.

The rate reflected on the Schedule of Portfolio Investments is the rate in effect at September 30, 2004. Amounts shown as 0 rounded to less than 1,000.

# The cash collateral received by the Fund was pooled and at September 30, 2004 was invested in Commercial Paper (with interest rates ranging from 1.61% to 1.88% and maturity dates ranging from October 2004 through February 2005), Repurchase Agreements (with interest rates ranging from 1.82% to 2.06% and maturity dates of October 1, 2004), Master Notes (with interest rates ranging from 1.64% to 2.30% and maturity dates ranging from October 2004 to January
2007).

Inverse Floaters (IF) represent securities that pay interest at a rate that increases (decreases) with a decline (increase) in a specified index.

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

ONE GROUP MUTUAL FUNDS
EQUITY INDEX FUND
Schedule of Portfolio Investments                             September 30, 2004
(Amounts in thousands)
(Unaudited)

THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("THE LIST") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

          SHARES
            OR
         PRINCIPAL                          SECURITY
          AMOUNT                           DESCRIPTION                                   VALUE
----------------------------   ----------------------------------                      ----------
COMMON STOCKS  (99.1%):
Commercial Services  (0.6%):
                          13   Deluxe Corp.                                            $      528
                          35   Equifax, Inc.                                                  924
                          49   McGraw-Hill Cos., Inc.                                       3,894
                          31   Monster Worldwide, Inc. (b)                                    752
                          38   Moody's Corp.                                                2,789
                          48   Omnicom Group, Inc.                                          3,519
                          56   R.R. Donnelley & Sons Co.                                    1,765
                          44   Robert Half International, Inc. (d)                          1,142
                          35   Sabre Group Holdings, Inc.                                     866
                                                                                       ----------
                                                                                           16,179
                                                                                       ----------
Communications (3.5%):
                          79   Alltel Corp.                                                 4,354
                         702   AT&T Wireless Services, Inc. (b)                            10,377
                         471   BellSouth Corp.                                             12,771
                          35   CenturyTel, Inc.                                             1,189
                          85   Citizens Communications Co.                                  1,142
                         286   Nextel Communications, Inc., Class                           6,829
                               A (b)
                         467   Qwest Communications                                         1,555
                               International, Inc. (b)
                         852   SBC Communications, Inc.                                    22,119
                         374   Sprint Corp., FON Group (d)                                  7,522
                         712   Verizon Communications                                      28,045
                                                                                       ----------
                                                                                           95,903
                                                                                       ----------
Consumer Durables (1.4%):
                          21   Black & Decker Corp. (d)                                     1,597
                          25   Brunswick Corp.                                              1,125
                          32   Centex Corp.                                                 1,604
                          19   Cooper Tire & Rubber Co.                                       388
                          74   Eastman Kodak Co.                                            2,375
                         471   Ford Motor Co.                                               6,614
                          37   Fortune Brands, Inc.                                         2,745
                         145   General Motors Corp. (d)                                     6,172
                          45   Goodyear Tire & Rubber Co. (b) (d)                             484
                          76   Harley-Davidson, Inc.                                        4,512
                          45   Hasbro, Inc.                                                   855
                          12   KB Home (d)                                                  1,006
                          49   Leggett & Platt, Inc.                                        1,385
                         107   Mattel, Inc. (d)                                             1,931
                          20   Maytag Corp. (d)                                               373
                          71   Newell Rubbermaid, Inc.                                      1,417
                          33   Pulte Homes, Inc.                                            2,004
                          15   Snap-On, Inc.                                                  410
                          21   Stanley Works                                                  896
                          17   Whirlpool Corp.                                              1,026
                                                                                       ----------
                                                                                           38,919
                                                                                       ----------
Consumer Non-Durables (7.6%):
                          10   Adolph Coors Co., Class B                                      653
                          23   Alberto-Culver Co., Class B                                  1,014
                         528   Altria Group, Inc.                                          24,827
                         206   Anheuser-Busch Co., Inc.                                    10,292
                         122   Avon Products, Inc.                                          5,313
                          31   Brown-Forman Corp., Class B                                  1,431

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                         106   Campbell Soup Co.                                            2,776
                          44   Cintas Corp.                                                 1,851
                          55   Clorox Co.                                                   2,921
                          48   Coach, Inc. (b)                                              2,053
                         624   Coca-Cola Co.                                               24,996
                         121   Coca-Cola Enterprises, Inc.                                  2,280
                         137   Colgate Palmolive Co.                                        6,172
                         136   ConAgra Foods, Inc.                                          3,495
                          98   General Mills, Inc.                                          4,391
                         258   Gillette Co.                                                10,757
                          90   H.J. Heinz Co.                                               3,238
                          63   Hershey Foods Corp.                                          2,959
                          24   International Flavors & Fragrances,                            926
                               Inc.
                          32   Jones Apparel Group, Inc.                                    1,148
                         106   Kellogg Co.                                                  4,537
                         127   Kimberly-Clark Corp.                                         8,216
                          28   Liz Claiborne, Inc.                                          1,045
                          35   McCormick & Co., Inc.                                        1,211
                          68   Nike, Inc., Class B                                          5,338
                          65   Pepsi Bottling Group, Inc.                                   1,776
                         436   PepsiCo, Inc.                                               21,200
                         654   Procter & Gamble Co.                                        35,392
                          15   Reebok International Ltd.                                      559
                          38   Reynolds American, Inc.                                      2,590
                         204   Sara Lee Corp.                                               4,665
                          28   V.F. Corp. (d)                                               1,402
                          58   Wm. Wrigley Jr. Co.                                          3,660
                                                                                          -------
                                                                                          205,084
                                                                                          -------
Consumer Services (5.0%):
                          50   Apollo Group, Inc., Class A (b)                              3,640
                         163   Carnival Corp. (d)                                           7,701
                         272   Cendant Corp.                                                5,866
                         152   Clear Channel Communications,                                4,731
                               Inc.
                         575   Comcast Corp., Class A (b)                                  16,233
                          41   Darden Restaurants, Inc.                                       947
                          21   Dow Jones & Co., Inc.                                          855
                          68   Gannett Co., Inc.                                            5,734
                          42   H & R Block, Inc.                                            2,096
                          29   Harrah's Entertainment, Inc. (d)                             1,525
                          99   Hilton Hotels Corp.                                          1,866
                          89   International Game Technologies                              3,187
                         109   Interpublic Group of Cos., Inc. (b)                          1,150
                          20   Knight-Ridder, Inc.                                          1,304
                          59   Marriott International, Inc., Class A                        3,059
                         323   McDonald's Corp.                                             9,058
                          13   Meredith Corp.                                                 664
                          38   New York Times Co., Class A                                  1,477
                         102   Starbucks Corp. (b) (d)                                      4,648
                          54   Starwood Hotels & Resorts                                    2,486
                               Worldwide, Inc.
                       1,176   Time Warner, Inc. (b)                                       18,983
                          82   Tribune Co.                                                  3,369
                          83   Univision Communications, Inc. (b)                           2,623
                         446   Viacom, Inc., Class B                                       14,976
                         529   Walt Disney Co. (d)                                         11,918
                          29   Wendy's International, Inc.                                    982
                          75   Yum! Brands, Inc.                                            3,039
                                                                                          -------
                                                                                          134,117
                                                                                          -------
Distribution Services (0.6%):
                         111   Cardinal Health, Inc.                                        4,846
                          45   Genuine Parts Co.                                            1,728
                          76   McKesson Corp.                                               1,937
                          35   SuperValu, Inc.                                                964
                         164   Sysco Corp.                                                  4,920
                          23   W.W. Grainger, Inc.                                          1,350
                                                                                          -------

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                                                                                           15,745
                                                                                          -------
Electronic Technology (11.0%):
                         208   ADC Telecommunications, Inc. (b)                               377
                          91   Advanced Micro Devices, Inc. (b) (d)                         1,187
                         125   Agilent Technologies, Inc. (b)                               2,694
                          96   Altera Corp. (b)                                             1,871
                          52   American Power Conversion Corp.                                896
                          97   Analog Devices, Inc.                                         3,774
                          41   Andrew Corp. (b)                                               506
                         100   Apple Computer, Inc. (b)                                     3,867
                         437   Applied Materials, Inc. (b)                                  7,203
                          81   Applied Micro Circuits Corp. (b)                               252
                         116   Avaya, Inc. (b)                                              1,623
                         216   Boeing Co.                                                  11,146
                          83   Broadcom Corp., Class A (b)                                  2,261
                         146   CIENA Corp. (b)                                                290
                       1,739   Cisco Systems, Inc. (b)                                     31,481
                          50   Comverse Technology, Inc. (b)                                  948
                         358   Corning, Inc. (b) (d)                                        3,972
                         642   Dell, Inc. (b)                                              22,863
                         619   EMC Corp. (b)                                                7,138
                          96   Gateway, Inc. (b)                                              475
                          51   General Dynamics Corp.                                       5,251
                          31   Goodrich Corp.                                                 958
                         777   Hewlett-Packard Co.                                         14,565
                       1,650   Intel Corp.                                                 33,102
                         431   International Business Machines                             36,946
                               Corp.
                          52   Jabil Circuit, Inc. (b)                                      1,189
                         370   JDS Uniphase Corp. (b) (d)                                   1,248
                          51   KLA-Tencor Corp. (b)                                         2,095
                          33   Lexmark International, Inc., Class A                         2,799
                               (b)
                          79   Linear Technology Corp.                                      2,867
                         114   Lockheed Martin Corp.                                        6,383
                          99   LSI Logic Corp. (b)                                            427
                       1,109   Lucent Technologies, Inc. (b) (d)                            3,514
                          84   Maxim Integrated Products, Inc.                              3,533
                         157   Micron Technology, Inc. (b)                                  1,892
                         608   Motorola, Inc.                                              10,963
                          92   National Semiconductor Corp. (b)                             1,427
                          24   NCR Corp. (b)                                                1,202
                          92   Network Appliance, Inc. (b)                                  2,116
                          92   Northrop Grumman Corp.                                       4,918
                          37   Novellus Systems, Inc. (b)                                     977
                          43   NVIDIA Corp. (b)                                               622
                          33   PerkinElmer, Inc.                                              568
                          46   PMC - Sierra, Inc. (b)                                         401
                          24   Qlogic Corp. (b)                                               704
                         419   Qualcomm, Inc.                                              16,347
                         116   Raytheon Co.                                                 4,407
                          46   Rockwell Collins                                             1,691
                          47   Rockwell International Corp.                                 1,835
                         134   Sanmina Corp. (b)                                              945
                          39   Scientific Atlanta, Inc.                                     1,021
                         247   Solectron Corp. (b)                                          1,224
                         856   Sun Microsystems, Inc. (b)                                   3,457
                          62   Symbol Technologies, Inc.                                      778
                          22   Tektronix, Inc.                                                720
                         107   Tellabs, Inc. (b)                                              984
                          50   Teradyne, Inc. (b)                                             669
                         445   Texas Instruments, Inc. (d)                                  9,476
                          42   Thermo Electron Corp. (b)                                    1,135
                          30   Waters Corp. (b)                                             1,341
                         216   Xerox Corp. (b)                                              3,039
                          89   Xilinx, Inc.                                                 2,411
                                                                                          -------
                                                                                          296,971
                                                                                          -------
Energy Minerals  (6.1%):

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                          23   Amerada Hess Corp.                                           2,087
                          64   Anadarko Petroleum Corp.                                     4,271
                          84   Apache Corp.                                                 4,202
                          18   Ashland, Inc.                                                1,025
                         102   Burlington Resources, Inc.                                   4,143
                         548   ChevronTexaco Corp.                                         29,392
                         177   ConocoPhillips                                              14,678
                          62   Devon Energy Corp.                                           4,416
                          30   EOG Resources, Inc. (d)                                      1,996
                       1,673   Exxon Mobil Corp.                                           80,876
                          39   Kerr-McGee Corp.                                             2,224
                          89   Marathon Oil Corp.                                           3,675
                         101   Occidental Petroleum Corp.                                   5,635
                          19   Sunoco, Inc.                                                 1,434
                          68   Unocal Corp.                                                 2,928
                          33   Valero Energy Corp.                                          2,638
                                                                                          -------
                                                                                          165,620
                                                                                          -------
Finance  (20.5%):
                          73   ACE Ltd.                                                     2,927
                         130   AFLAC, Inc.                                                  5,115
                         178   Allstate Corp.                                               8,555
                          28   AMBAC Financial Group, Inc.                                  2,230
                         326   American Express Co.                                        16,782
                         670   American International Group, Inc.                          45,566
                          91   AmSouth Bancorp                                              2,220
                          81   Aon Corp.                                                    2,335
                          24   Apartment Investment &                                         847
                               Management Co.
                       1,046   Bank of America Corp.                                       45,337
                         200   Bank of New York Co., Inc.                                   5,838
                         143   BB&T Corp.                                                   5,661
                          27   Bear Stearns Cos., Inc.                                      2,550
                          62   Capital One Financial Corp.                                  4,591
                         352   Charles Schwab Corp.                                         3,230
                          49   Chubb Corp.                                                  3,453
                          43   Cincinnati Financial Corp.                                   1,785
                       1,333   Citigroup, Inc.                                             58,791
                          44   Comerica, Inc. (d)                                           2,617
                         145   Countrywide Financial Corp.                                  5,706
                          96   E*Trade Group, Inc. (b)                                      1,097
                         104   Equity Office Properties Trust                               2,824
                          72   Equity Residential Properties Trust                          2,238
                         249   Fannie Mae                                                  15,785
                          28   Federated Investors, Inc.                                      793
                         147   Fifth Third Bancorp (d)                                      7,216
                          32   First Horizon National Corp.                                 1,377
                          64   Franklin Resources, Inc. (d)                                 3,577
                         177   Freddie Mac                                                 11,529
                          39   Golden West Financial Corp.                                  4,360
                         125   Goldman Sachs Group, Inc.                                   11,655
                          75   Hartford Financial Services Group,                           4,671
                               Inc.
                          59   Huntington Bancshares, Inc.                                  1,472
                          62   Janus Capital Group, Inc.                                      838
                          35   Jefferson-Pilot Corp.                                        1,743
                         916   JP Morgan Chase & Co. (c)                                   36,403
                         105   KeyCorp                                                      3,307
                          70   Lehman Brothers Holdings, Inc. (d)                           5,564
                          45   Lincoln National Corp.                                       2,128
                          48   Loews Corp.                                                  2,791
                          30   M & T Bank Corp. (d)                                         2,882
                         134   Marsh & McLennan Cos., Inc.                                  6,128
                          57   Marshall & Ilsley Corp.                                      2,310
                          37   MBIA, Inc.                                                   2,145
                         329   MBNA Corp.                                                   8,282
                         109   Mellon Financial Corp.                                       3,020
                         242   Merrill Lynch & Co., Inc.                                   12,015
                         193   MetLife, Inc.                                                7,458

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                          25   MGIC Investment Corp. (d)                                    1,687
                         283   Morgan Stanley Dean Witter & Co.                            13,930
                         170   National City Corp.                                          6,584
                          80   North Fork Bancorp, Inc.                                     3,573
                          57   Northern Trust Corp. (d)                                     2,307
                          47   Plum Creek Timber Co, Inc. (d)                               1,652
                          73   PNC Financial Services Group                                 3,929
                          81   Principal Financial Group                                    2,900
                          56   Progressive Corp.                                            4,732
                          47   ProLogis                                                     1,648
                          75   Providian Financial Corp. (b)(d)                             1,170
                         134   Prudential Financial, Inc.                                   6,280
                         119   Regions Financial Corp.                                      3,930
                          17   Ryder Systems, Inc.                                            779
                          32   SAFECO Corp.                                                 1,478
                          54   Simon Property Group, Inc.                                   2,871
                         112   SLM Corp.                                                    5,002
                          86   Southtrust Corp.                                             3,567
                          88   Sovereign Bancorp, Inc.                                      1,927
                         172   St. Paul Co., Inc.                                           5,687
                          86   State Street Corp.                                           3,694
                          92   SunTrust Banks, Inc.                                         6,487
                          80   Synovus Financial Corp.                                      2,081
                          33   T. Rowe Price Group, Inc.                                    1,668
                          28   Torchmark Corp.                                              1,500
                         483   U.S. Bancorp                                                13,971
                          76   UnumProvident Corp.                                          1,196
                         337   Wachovia Corp.                                              15,814
                         224   Washington Mutual, Inc.                                      8,771
                         434   Wells Fargo & Co.                                           25,902
                          36   XL Capital, Ltd., Class A                                    2,634
                          23   Zions Bancorp                                                1,406
                                                                                          -------
                                                                                          552,501
                                                                                          -------
Health Services  (1.7%):
                          40   Aetna, Inc.                                                  3,947
                          29   AmerisourceBergen Corp.                                      1,553
                          36   Anthem, Inc. (b)(d)                                          3,133
                         120   Caremark Rx, Inc. (b)                                        3,844
                          35   Cigna Corp.                                                  2,463
                          20   Express Scripts, Inc., Class A (b)                           1,304
                         124   HCA-The Healthcare Corp.                                     4,737
                          63   Health Management Associates,                                1,279
                               Inc., Class A
                          41   Humana, Inc. (b)                                               819
                          60   IMS Health, Inc.                                             1,439
                          22   Manor Care, Inc.                                               674
                          26   Quest Diagnostics, Inc. (d)                                  2,312
                         120   Tenet Healthcare Corp. (b)                                   1,294
                         171   UnitedHealth Group, Inc.                                    12,609
                          40   Wellpoint Health Networks, Inc.,
                               Class A (b)                                                  4,246
                                                                                          -------
                                                                                           45,653
                                                                                          -------
Health Technology  (11.0%):
                         402   Abbott Laboratories                                         17,011
                          34   Allergan, Inc.                                               2,458
                         326   Amgen, Inc. (b)                                             18,458
                          52   Applera Corp.- Applied Biosystems                              980
                               Group
                          14   Bausch & Lomb, Inc.                                            909
                         158   Baxter International, Inc.                                   5,086
                          64   Becton, Dickinson & Co.                                      3,332
                          87   Biogen Idec, Inc. (b)                                        5,325
                          65   Biomet, Inc.                                                 3,063
                         217   Boston Scientific Corp. (b)                                  8,607
                         500   Bristol-Myers Squibb Co. (d)                                11,844
                          27   C.R. Bard, Inc.                                              1,527
                          48   Chiron Corp. (b)                                             2,134

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                         291   Eli Lilly & Co.                                             17,464
                          30   Fisher Scientific International, Inc.                        1,724
                               (b)
                          95   Forest Laboratories, Inc. (b)                                4,284
                          59   Genzyme Corp. (b)                                            3,191
                         111   Gilead Sciences, Inc. (b)                                    4,140
                          81   Guidant Corp.                                                5,344
                          40   Hospira (b)                                                  1,228
                         763   Johnson & Johnson                                           43,008
                          62   King Pharmaceuticals, Inc. (b)                                 742
                          70   Medco Health Solutions, Inc. (b)                             2,163
                          64   MedImmune, Inc. (b)                                          1,520
                         311   Medtronic, Inc.                                             16,146
                         571   Merck & Co., Inc.                                           18,834
                          13   Millipore Corp. (b)                                            610
                          69   Mylan Laboratories, Inc. (d)                                 1,244
                          32   Pall Corp.                                                     788
                       1,942   Pfizer, Inc.                                                59,434
                         379   Schering-Plough Corp.                                        7,219
                          46   St. Jude Medical, Inc. (b)                                   3,427
                         103   Stryker Corp.                                                4,963
                          28   Watson Pharmaceuticals, Inc. (b)                               829
                         343   Wyeth                                                       12,832
                          63   Zimmer Holdings, Inc. (b)                                    4,982
                                                                                          -------
                                                                                          296,850
                                                                                          -------
Industrial Services  (1.3%):
                          82   Allied Waste Industries, Inc. (b)                              724
                          86   Baker Hughes, Inc. (d)                                       3,753
                          42   BJ Services Co.                                              2,177
                         165   El Paso Corp.                                                1,515
                          21   Fluor Corp.                                                    955
                         114   Halliburton Co.                                              3,827
                          38   Nabors Industries Ltd. (b)                                   1,812
                          34   Noble Corp. (b)                                              1,548
                          27   Rowan Cos., Inc. (b)                                           725
                         152   Schlumberger Ltd.                                           10,225
                          83   Transocean Sedco Forex, Inc. (b)                             2,953
                         149   Waste Management, Inc.                                       4,079
                         134   Williams Cos., Inc. (d)                                      1,626
                                                                                          -------
                                                                                           35,919
                                                                                          -------
Non-Energy Minerals  (1.0%):
                         224   Alcoa, Inc.                                                  7,516
                          25   Allegheny Technologies, Inc.                                   447
                          28   Louisiana-Pacific Corp.                                        729
                         114   Newmont Mining Corp. (d)                                     5,193
                          20   Nucor Corp.                                                  1,863
                          24   Phelps Dodge Corp.                                           2,225
                          29   United States Steel Corp.                                    1,097
                          43   UST, Inc.                                                    1,711
                          26   Vulcan Materials Co.                                         1,340
                          62   Weyerhaeuser Co.                                             4,095
                          22   Worthington Industries, Inc.                                   480
                                                                                          -------
                                                                                           26,696
                                                                                          -------
Process Industries  (2.3%):
                          58   Air Products and Chemicals, Inc.                             3,179
                         167   Archer-Daniels-Midland Co.                                   2,843
                          29   Ball Corp.                                                   1,082
                          28   Bemis Co., Inc.                                                731
                          23   Boise Cascade Corp.                                            754
                         242   Dow Chemical Co.                                            10,918
                         257   Du Pont (EI) de Nemours & Co.                               10,986
                          20   Eastman Chemical Co.                                           952
                          66   Ecolab, Inc. (d)                                             2,082
                          32   Engelhard Corp.                                                907
                          46   Freeport-McMoRan Copper & Gold,                              1,844
                               Inc., Class B (d)
                          66   Georgia-Pacific Corp.                                        2,387

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                          13   Great Lakes Chemical Corp.                                     334
                          29   Hercules, Inc. (b)                                             410
                         125   International Paper Co.                                      5,055
                          52   Meadwestvaco Corp.                                           1,656
                          69   Monsanto Co.                                                 2,502
                          39   Pactiv Corp. (b)                                               899
                          44   PPG Industries, Inc.                                         2,708
                          84   Praxair, Inc.                                                3,572
                          58   Rohm & Haas Co.                                              2,480
                          22   Sealed Air Corp. (b)                                         1,001
                          18   Sigma-Aldrich Corp. (d)                                      1,031
                          14   Temple-Inland, Inc.                                            963
                                                                                          -------
                                                                                           61,276
                                                                                          -------
Producer Manufacturing (7.8%):
                          55   American Standard Cos., Inc. (b)                             2,141
                          28   Avery Dennison Corp.                                         1,869
                          88   Caterpillar, Inc.                                            7,093
                          24   Cooper Industries Ltd., Class A                              1,437
                          15   Crane Co.                                                      439
                          11   Cummins, Inc. (d)                                              842
                          38   Dana Corp.                                                     679
                          79   Danaher Corp. (d)                                            4,066
                          64   Deere & Co.                                                  4,120
                         144   Delphi Corp.                                                 1,341
                          52   Dover Corp. (d)                                              2,033
                          39   Eaton Corp.                                                  2,471
                         108   Emerson Electric Co.                                         6,689
                       2,716   General Electric Co.                                        91,201
                         221   Honeywell International, Inc.                                7,929
                          78   Illinois Tool Works, Inc.                                    7,244
                          45   Ingersoll-Rand Co.                                           3,030
                          24   ITT Industries, Inc.                                         1,899
                          49   Johnson Controls, Inc.                                       2,780
                         111   Masco Corp.                                                  3,848
                         201   Minnesota Mining & Manufacturing                            16,101
                               Co.
                          49   Molex, Inc. (d)                                              1,455
                          18   Navistar International Corp. (b)                               668
                          45   Paccar, Inc.                                                 3,086
                          31   Parker-Hannifin Corp. (d)                                    1,808
                          59   Pitney Bowes, Inc.                                           2,622
                          22   Power-One, Inc. (b)                                            140
                          36   Textron, Inc.                                                2,291
                         517   Tyco International Ltd.                                     15,843
                         132   United Technologies Corp.                                   12,290
                          33   Visteon Corp.                                                  266
                                                                                          -------
                                                                                          209,721
                                                                                          -------
Retail Trade (6.5%):
                          95   Albertson's, Inc. (d)                                        2,264
                          69   AutoNation, Inc. (b) (d)                                     1,171
                          21   AutoZone, Inc. (b) (d)                                       1,652
                          77   Bed Bath & Beyond, Inc. (b)                                  2,869
                          84   Best Buy Co., Inc.                                           4,534
                          30   Big Lots, Inc. (b)                                             362
                          51   Circuit City Stores, Inc.                                      784
                         119   Costco Wholesale Corp.                                       4,930
                         103   CVS Corp.                                                    4,328
                          21   Dillard's, Inc., Class A                                       424
                          84   Dollar General Corp.                                         1,702
                          43   Family Dollar Stores, Inc.                                   1,173
                          46   Federated Department Stores, Inc.                            2,101
                         232   Gap, Inc. (d)                                                4,347
                         565   Home Depot, Inc.                                            22,139
                          74   J.C. Penney, Inc.                                            2,615
                          88   Kohl's Corp. (b)                                             4,236
                         190   Kroger Co. (b)                                               2,951
                         122   Limited Brands, Inc.                                         2,710

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                         201   Lowe's Cos., Inc.                                           10,901
                          75   May Department Stores Co.(d)                                 1,921
                          36   Nordstrom, Inc.                                              1,381
                          81   Office Depot, Inc. (b)                                       1,211
                          41   RadioShack Corp.                                             1,176
                         115   Safeway, Inc. (b)(d)                                         2,220
                          55   Sears Roebuck & Co.(d)                                       2,173
                          37   Sherwin-Williams Co.                                         1,610
                         128   Staples, Inc.                                                3,817
                         232   Target Corp.                                                10,515
                          38   Tiffany & Co.                                                1,155
                         126   TJX Cos., Inc.                                               2,771
                          55   Toys "R" Us, Inc. (b)                                          976
                       1,091   Wal-Mart Stores, Inc.                                       58,059
                         264   Walgreen Co.(d)                                              9,443
                          37   Winn-Dixie Stores, Inc.(d)                                     113
                                                                                          -------
                                                                                          176,734
                                                                                          -------
Technology Services (6.7%):
                          62   Adobe Systems, Inc.                                          3,051
                          33   Affiliated Computer Services, Inc.,                          1,833
                               Class A (b)
                         204   AT&T Corp.                                                   2,927
                          29   Autodesk, Inc.                                               1,420
                         150   Automatic Data Processing, Inc.                              6,209
                          57   BMC Software, Inc. (b)                                         907
                          44   Citrix System, Inc. (b)                                        762
                         151   Computer Associates International,                           3,960
                               Inc.
                          49   Computer Sciences Corp. (b)                                  2,286
                          99   Compuware Corp. (b)(d)                                         512
                          37   Convergys Corp. (b)                                            492
                         170   eBay, Inc. (b)                                              15,633
                          78   Electronic Arts, Inc. (b)                                    3,593
                         132   Electronic Data Systems Corp.(d)                             2,555
                         221   First Data Corp.                                             9,595
                          50   Fiserv, Inc. (b)                                             1,751
                          49   Intuit, Inc. (b)                                             2,237
                          24   Mercury Interactive Corp. (b)                                  836
                       2,797   Microsoft Corp.                                             77,333
                          99   Novell, Inc. (b)                                               628
                       1,330   Oracle Corp. (b)                                            15,003
                          69   Parametric Technology Corp. (b)                                366
                          97   Paychex, Inc.(d)                                             2,932
                          94   PeopleSoft, Inc. (b)                                         1,873
                         130   Siebel Systems, Inc. (b)                                       980
                          74   SunGard Data Systems, Inc. (b)                               1,763
                          81   Symantec Corp. (b)(d)                                        4,449
                          86   Unisys Corp. (b)                                               889
                         111   Veritas Software Corp. (b)                                   1,982
                         350   Yahoo, Inc. (b)                                             11,868
                                                                                          -------
                                                                                          180,625
                                                                                          -------
Transportation (1.6%):
                          96   Burlington Northern Santa Fe Corp.                           3,670
                          55   CSX Corp.                                                    1,835
                          32   Delta Airlines, Inc. (b)(d)                                    106
                          77   FedEx Corp.                                                  6,622
                         101   Norfolk Southern Corp.                                       3,012
                         203   Southwest Airlines Co.(d)                                    2,768
                          67   Union Pacific Corp.                                          3,908
                         289   United Parcel Service, Inc., Class B                        21,957
                                                                                          -------
                                                                                           43,878
                                                                                          -------
Utilities (2.9%):
                         166   AES Corp. (b)                                                1,661
                          33   Allegheny Energy, Inc. (b)(d)                                  522
                          50   Ameren Corp.                                                 2,306
                         102   American Electric Power Co., Inc.(d)                         3,253

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                         114   Calpine Corp. (b)(d)                                           331
                          79   Centerpoint Energy, Inc.                                       820
                          46   Cinergy Corp.(d)                                             1,839
                          41   CMS Energy Corp. (b)(d)                                        395
                          62   Consolidated Edison, Inc.(d)                                 2,611
                          45   Constellation Energy Group, Inc.                             1,798
                          85   Dominion Resources, Inc.                                     5,543
                          45   DTE Energy Co.(d)                                            1,885
                         241   Duke Energy Corp.                                            5,522
                          98   Dynegy, Inc. (b)                                               487
                          84   Edison International, Inc.(d)                                2,222
                          58   Entergy Corp.                                                3,538
                         170   Exelon Corp.                                                 6,229
                          85   First Energy Corp.                                           3,485
                          48   FPL Group, Inc.                                              3,256
                          41   Keyspan Corp.                                                1,615
                          32   Kinder Morgan, Inc.                                          1,996
                          11   NICOR, Inc.(d)                                                 416
                          68   NiSource, Inc.                                               1,424
                          10   Peoples Energy Corp.                                           403
                         103   PG&E Corp. (b)                                               3,135
                          23   Pinnacle West Capital Corp.                                    975
                          49   PPL Corp.                                                    2,293
                          63   Progress Energy, Inc.                                        2,688
                          61   Public Service Enterprise Group,                             2,600
                               Inc.
                          60   Sempra Energy                                                2,158
                         190   Southern Co.(d)                                              5,693
                          51   TECO Energy, Inc.(d)                                           692
                          76   TXU Corp.                                                    3,659
                         103   XCEL Energy, Inc.                                            1,781
                                                                                       ----------
                                                                                           79,231
                                                                                       ----------
TOTAL COMMON STOCKS                                                                     2,677,622
                                                                                       ----------
INVESTMENT COMPANIES (0.4%):
                      11,495   One Group Prime Money Market                                11,495
                               Fund, Class I (c)(e)
                                                                                       ----------
TOTAL INVESTMENT COMPANIES                                                                 11,495
                                                                                       ----------
REPURCHASE AGREEMENTS (0.0%):
                         211   State Street Bank and Trust, 1.00%,
                               10/1/04 (Proceeds at maturity $211,
                               collateralized by various U.S.
                               Government securities)                                         211
                                                                                       ----------
TOTAL REPURCHASE AGREEMENTS                                                                   211
                                                                                       ----------
SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING  (4.5%):
                     121,760   Pool of various securities for One                         121,760
                               Group Equity Funds #
                                                                                       ----------
TOTAL SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING                     121,760
                                                                                       ----------
TOTAL (COST $1,794,138) (a)                                                            $2,811,088
                                                                                       ==========

------------

Percentages indicated are based on net assets of $2,704,045.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

Unrealized appreciation.......................................                      $1,215,568
Unrealized depreciation.......................................                        (198,618)
                                                                                    ----------
Net unrealized appreciation (depreciation)....................                      $1,016,950
                                                                                    ==========

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

      Aggregate cost for federal income tax purposes differs from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

(b)   Non-income producing securities.

(c)   Investment in affiliate.

(d) Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.

(e)   Serves as collateral for futures contracts.

FUTURES CONTRACTS                                                                               CURRENT
                                                                       OPENING                   MARKET
                                            NUMBER OF                 POSITIONS                  VALUE
CONTRACT TYPE                               CONTRACTS                   (000)                    (000)
-------------                               ---------                 ---------                 -------
S & P 500,
     December 2004 Futures                      44                      12,143                   12,264

# The cash collateral received by the Fund was pooled and at September 30, 2004 was invested in Commercial Paper (with interest rates ranging from 1.61% to 1.88% and maturity dates ranging from October 2004 through February 2005), Repurchase Agreements (with interest rates ranging from 1.82% to 2.06% and maturity dates of October 1, 2004), Master Notes (with interest rates ranging from 1.64% to 2.30% and maturity dates ranging from October 2004 to January
2007).

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

ONE GROUP MUTUAL FUNDS
MARKET EXPANSION INDEX FUND
Schedule of Portfolio Investments                             September 30, 2004
(Amounts in thousands)
(Unaudited)

THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("THE LIST") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

                                   SECURITY
        SHARES                    DESCRIPTION                                     VALUE
        ------                    -----------                                     -----
COMMON STOCKS (98.0%):
Commercial Services (3.0%):
                      10   AAR Corp. (b)                                        $     128
                      15   ABM Industries, Inc.                                       296
                      27   Adesa, Inc. (b)                                            443
                       8   Administaff, Inc. (b)                                       97
                      13   Advent Software, Inc. (b)                                  212
                      11   Advo, Inc.                                                 337
                       9   Allete, Inc.                                               292
                      27   Alliance Data Systems Corp. (b)                          1,085
                       2   Angelica Corp.                                              49
                       9   Banta Corp.                                                339
                      24   Bowne & Co., Inc.                                          316
                      38   Brinks Co.                                               1,138
                       6   CDI Corp.                                                  118
                       4   Consolidated Graphics, Inc. (b)                            176
                      33   Copart, Inc. (b)                                           624
                      28   Dun & Bradstreet Corp. (b)                               1,672
                       6   G & K Services, Inc., Class A                              246
                       8   Global Imaging Systems, Inc. (b)                           261
                      32   Harte-Hanks, Inc.                                          798
                       6   Heidrick & Struggles International,                        187
                           Inc. (b)
                       8   Insurance Auto Auctions, Inc. (b)                          129
                      10   John H. Harland Co.                                        323
                       7   Kelly Services, Inc., Class A                              192
                      11   Korn/Ferry International (b)                               207
                      13   Labor Ready, Inc. (b) (e)                                  180
                      27   Manpower, Inc.                                           1,187
                       8   Maximus, Inc. (b)                                          229
                       4   Memberworks, Inc. (b) (e)                                   95
                      10   Nautilus Group, Inc. (e)                                   230
                       9   On Assignment, Inc. (b)                                     41
                      23   PRG-Schultz International, Inc. (b)                        130
                      38   RSA Security, Inc. (b)                                     736
                      25   SEI Investments Co.                                        830
                       5   Sourcecorp, Inc. (b)                                       115
                      19   Spherion Corp. (b)                                         145
                      10   Standard Register Co.                                      110
                       4   Startek, Inc.                                              133
                      13   Telik, Inc. (b)                                            287
                      18   Triarc Cos., Inc.                                          208
                      27   Valassis Communications, Inc. (b)                          800
                       5   Volt Information Sciences, Inc. (b)                        132
                      10   Watson Wyatt & Co.                                         273
                                                                                ---------
                                                                                   15,526
                                                                                ---------

Communications (0.4%):
                       6   Boston Communications Group (b)                             53
                      75   Cincinnati Bell, Inc. (b)                                  260
                      20   General Communication, Inc. (b)                            185
                       5   Intrado, Inc. (b)                                           50
                      21   Telephone & Data Systems, Inc.                           1,767
                                                                                ---------
                                                                                    2,315
                                                                                ---------

Consumer Durables (5.7%):
                       7   Action Performance Cos., Inc. (e)                           68
                     110   Activision, Inc. (b)                                     1,525

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                       7   Applica, Inc. (b)                                           30
                       7   Arctic Cat, Inc.                                           180
                       6   Bandag, Inc.                                               276
                       8   Barnes Group, Inc.                                         232
                       4   Bassett Furniture Industries, Inc.                          66
                      19   Briggs & Stratton Corp.                                  1,558
                      52   Callaway Golf Co.                                          548
                      26   Champion Enterprises, Inc. (b)                             265
                       9   Clarcor, Inc.                                              418
                       5   Coachmen Industries, Inc.                                   75
                     120   D.R. Horton, Inc.                                        3,978
                       4   Department 56, Inc. (b)                                     63
                       3   Enesco Group, Inc. (b)                                      21
                      17   Ethan Allen Interiors, Inc.                                574
                       8   Fedders Corp.                                               33
                      18   Fleetwood Enterprises, Inc. (b)                            280
                       8   Fossil, Inc. (b)                                           252
                      34   Furniture Brands International, Inc.                       842
                      14   Gentex Corp.                                               474
                      16   Harman International Industries,                         1,727
                           Inc.
                      25   Hovnanian Enterprises Inc., Class A                      1,018
                            (b)
                       8   Jakks Pacific, Inc. (b)                                    186
                      15   K2, Inc. (b)                                               218
                       9   La-Z-Boy, Inc.                                             141
                      29   Lennar Corp.                                             1,384
                       0   Lennar Corp., Class B                                        0
                       5   Libbey, Inc.                                                84
                       9   MDC Holdings, Inc.                                         643
                       4   Meade Instruments Corp. (b)                                 11
                       9   Meritage Corp. (b)                                         716
                      39   Mohawk Industries, Inc. (b)                              3,064
                      15   Monaco Coach Corp.                                         333
                       2   National Presto Industries, Inc.                            86
                       3   NVR, Inc. (b)                                            1,418
                      20   Polaris Industries, Inc. (e)                             1,090
                       6   Russ Berrie & Co., Inc.                                    122
                       7   Ryland Group, Inc.                                         657
                       3   Skyline Corp.                                              101
                       8   Sonic Solutions, Inc. (b)                                  137
                       4   Standard Motor Products, Inc.                               64
                      31   Standard Pacific Corp.                                   1,725
                       8   Sturm Ruger & Co., Inc.                                     73
                      21   Take-Two Interactive Software, Inc.                        674
                           (b) (e)
                      11   Thor Industries, Inc.                                      291
                       7   Toro Co.                                                   494
                      51   Tupperware Corp.                                           874
                      18   Winnebago Industries, Inc.                                 626
                                                                                   ------
                                                                                   29,715
                                                                                   ------

Consumer Non-Durables (3.5%):
                      21   American Greetings Corp., Class A                          522
                       7   American Italian Pasta Co., Class A                        173
                           (e)
                       4   Ashworth, Inc. (b)                                          32
                       7   Blyth Industries, Inc. (e)                                 204
                      13   Brown Shoe Co., Inc.                                       316
                      33   Constellation Brands, Inc., Class A                      1,265
                           (b)
                      52   Dean Foods Co. (b)                                       1,564
                      13   Dimon, Inc.                                                 79
                       1   Haggar Corp.                                                25
                      13   Hain Celestial Group, Inc. (b)                             236
                      38   Hormel Foods Corp.                                       1,020
                       3   J & J Snack Foods Corp. (b)                                112
                      15   K Swiss, Inc., Class A                                     283
                      15   Kellwood Co.                                               556

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                      12   Lancaster Colony Corp.                                     506
                       9   Lance, Inc.                                                141
                       5   Natures Sunshine Products, Inc.                             77
                      12   NBTY, Inc. (b)                                             267
                       4   Oshkosh 'B' Gosh, Inc., Class A                             80
                       5   Oxford Industries, Inc.                                    170
                       2   Penford Corp.                                               31
                      42   PepsiAmericas, Inc.                                        805
                       8   Phillips-Van Heusen Corp.                                  187
                       8   Ralcorp Holdings, Inc. (b)                                 290
                      10   Russell Corp.                                              162
                       7   Sanderson Farms, Inc.                                      243
                       4   Schweitzer-Mauduit International,                          144
                           Inc.
                      75   Smithfield Foods, Inc. (b)                               1,873
                      13   Sola International, Inc. (b)                               247
                      12   Stride Rite Corp.                                          128
                      31   Timberland Co., Class A (b)                              1,749
                      19   Tootsie Roll Industries                                    563
                     192   Tyson Foods, Inc., Class A                               3,081
                       9   Universal Corp.                                            416
                      26   Wolverine World Wide, Inc.                                 650
                                                                                   ------
                                                                                   18,197
                                                                                   ------

Consumer Services (6.3%):
                       3   4Kids Entertainment, Inc. (b)                               66
                       7   Advanced Marketing Services, Inc.                           75
                      19   Applebee's International, Inc.                             474
                      44   Argosy Gaming Co. (b)                                    1,733
                      17   Aztar Corp. (b)                                            463
                      12   Bally Total Fitness Holding Corp.                           45
                           (b)
                      27   Belo Corp., Class A                                        613
                      11   Bob Evans Farms, Inc.                                      296
                      31   Boyd Gaming Corp.                                          882
                      28   Brinker International, Inc. (b)                            862
                     112   Caesars Entertainment, Inc. (b)                          1,863
                      45   Career Education Corp. (b)                               1,292
                      37   CBRL Group, Inc.                                         1,317
                      39   CEC Entertainment, Inc. (b)                              1,434
                      11   Central Parking Corp.                                      142
                       7   Coinstar, Inc. (b)                                         165
                      11   Corinthian Colleges, Inc. (b)                              148
                       4   Cox Radio, Inc., Class A (b)                                63
                      68   Emmis Communications Corp.,                              1,230
                           Class A (b)
                      27   Entercom Communications Corp.                              892
                           (b)
                       7   IHOP Corp.                                                 262
                       7   Information Holdings, Inc. (b)                             178
                      19   International Speedway Corp., Class                        972
                            A
                      23   ITT Educational Services, Inc. (b)                         843
                      46   Jack in the Box, Inc. (b)                                1,474
                      31   Landry's Seafood Restaurants,                              835
                           Inc.
                      21   Laureate Education, Inc. (b)                               769
                      17   Lee Enterprises, Inc.                                      788
                       7   Lone Star Steakhouse & Saloon,                             177
                           Inc.
                      24   Mandalay Resort Group                                    1,664
                       9   Marcus Corp.                                               171
                       8   Media General, Inc., Class A                               454
                       9   Multimedia Games, Inc. (b)                                 143
                       5   Nelson (Thomas), Inc.                                       89
                       6   O'Charleys, Inc. (b)                                        92
                      19   Outback Steakhouse, Inc.                                   798
                       6   Papa John's International, Inc. (b)                        187

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                           (e)
                      11   Pinnacle Entertainment, Inc. (b)                           157
                       6   Prepaid Legal Services, Inc. (b) (e)                       153
                      13   Prime Hospitality Corp. (b)                                164
                      21   Rare Hospitality International, Inc.                       568
                           (b)
                      84   Reader's Digest Association, Inc.,                       1,222
                           Class A
                      14   Rollins, Inc.                                              350
                      37   Ruby Tuesday, Inc.                                       1,028
                      14   Ryan's Restaurant Group, Inc. (b)                          201
                      16   Scholastic Corp. (b) (e)                                   485
                      31   Six Flags, Inc. (b)                                        169
                      20   Sotheby's Holdings, Inc., Class A                          313
                           (b)
                       8   The Steak n Shake Co. (b)                                  142
                      55   THQ, Inc. (b)                                            1,074
                       3   Washington Post Co., Class B                             3,014
                                                                                   ------
                                                                                   32,991
                                                                                   ------

Distribution Services (1.5%):
                       6   Anixter International, Inc.                                197
                       6   Applied Industrial Technologies,                           206
                           Inc.
                      50   Avnet, Inc. (b)                                            862
                      10   Bell Microproducts, Inc. (b)                                77
                       7   Castle (A. M.) & Co. (b)                                    67
                       7   CDW Corp.                                                  416
                       8   DJ Orthopedics, Inc. (b)                                   135
                       8   Henry Schein, Inc. (b)                                     523
                      65   Hughes Supply, Inc. (e)                                  1,964
                       6   Imagistics International, Inc. (b)                         194
                       3   Lawson Products, Inc.                                      118
                       4   Nash Finch Co.                                             111
                      15   Owens & Minor, Inc.                                        377
                      13   Performance Food Group Co. (b)                             310
                       8   PolyMedica Corp. (e)                                       256
                      24   Priority Healthcare Corp., Class B                         486
                           (b)
                       7   School Specialty, Inc. (b)                                 274
                       8   SCP Pool Corp.                                             223
                       6   TBC Corp. (b)                                              142
                      18   United Stationers, Inc. (b)                                787
                       8   Watsco, Inc.                                               240
                                                                                   ------
                                                                                    7,965
                                                                                   ------

Electronic Technology (10.7%):
                       8   Actel Corp. (b)                                            124
                      29   Adtran, Inc. (e)                                           663
                      12   Advanced Energy Industries, Inc.                           111
                           (b)
                      32   Advanced Fibre Communication,                              512
                           Inc. (b)
                      13   Alliance Semiconductor Corp. (b)                            45
                      19   Alliant Techsystems, Inc. (b)                            1,160
                      32   Amphenol Corp., Class A (b)                              1,083
                       4   Applied Signal Technology, Inc.                            123
                      39   Armor Holdings, Inc. (b)                                 1,605
                      94   Arrow Electronics, Inc. (b)                              2,113
                      12   Artesyn Technologies, Inc. (b)                             121
                     236   Atmel Corp. (b)                                            854
                       7   Audiovox Corp., Class A (b)                                122
                       3   Avid Technology, Inc. (b)                                  160
                       7   Avocent Corp. (b)                                          170
                      25   Axcelis Technologies, Inc. (b)                             203
                       4   BEI Technologies, Inc.                                     119
                       3   Bel Fuse, Inc., Class B                                    113
                      15   Benchmark Electronics, Inc. (b)                            453
                      17   Brooks Automation, Inc. (b)                                245

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                       6   Brooktrout, Inc. (b)                                        54
                      14   C-COR.net Corp. (b)                                        116
                      36   CACI International, Inc. (b)                             1,912
                     118   Cadence Design Systems, Inc. (b)                         1,539
                           (e)
                      20   Captaris, Inc. (b)                                          83
                       5   Catapult Communications Corp. (b)                           96
                      10   Checkpoint Systems, Inc. (b)                               149
                      35   Cognizant Technology Solutions                           1,062
                           Corp. (b)
                       9   Coherent, Inc. (b)                                         224
                       6   Cohu, Inc.                                                  92
                       7   Commonwealth Telephone                                     318
                           Enterprises, Inc. (b)
                      77   Commscope, Inc. (b)                                      1,654
                      37   Credence Systems Corp. (b) (e)                             265
                      56   Cree, Inc. (b) (e)                                       1,716
                      10   CTS Corp.                                                  126
                       7   Cubic Corp.                                                156
                       8   Curtiss-Wright Corp.                                       440
                      30   Cypress Semiconductor Corp. (b)                            261
                           (e)
                       6   Daktronics, Inc. (b)                                       152
                       5   Diebold, Inc.                                              252
                      10   Digi International, Inc. (b)                               109
                      35   DRS Technologies, Inc. (b)                               1,319
                      11   DSP Group, Inc. (b)                                        232
                       7   Dupont Photomasks, Inc. (b)                                115
                       6   EDO Corp.                                                  164
                       8   Electro Scientific Industries, Inc.                        143
                           (b)
                       8   Electronics Boutique Holdings Corp.                        273
                           (b)
                      10   Engineered Support Systems, Inc.                           468
                      13   ESS Technology, Inc. (b)                                    89
                       6   Esterline Technologies Corp. (b)                           190
                      15   Exar Corp. (b)                                             213
                     112   Fairchild Semiconductor                                  1,588
                           International, Inc. (b)
                      14   FEI Co. (b)                                                268
                      33   Gartner, Inc., Class A (b)                                 390
                      13   Gencorp, Inc.                                              175
                      17   Gerber Scientific, Inc. (b)                                114
                      21   Harmonic Lightwaves, Inc. (b)                              143
                      31   Harris Corp.                                             1,699
                       8   Helix Technology Corp.                                     105
                      10   Hutchinson Technology, Inc. (b)                            255
                      13   Imation Corp.                                              465
                      98   Integrated Device Technology, Inc.                         935
                           (b)
                       9   Inter-Tel, Inc.                                            203
                      34   International Rectifier Corp. (b)                        1,170
                      38   Intersil Corp., Class A (e)                                607
                       6   Invision Technologies, Inc. (b)                            289
                       6   Itron, Inc. (b)                                            106
                       5   Keithley Instruments, Inc.                                  82
                      23   Kopin Corp. (b)                                             95
                       5   Kronos, Inc. (b)                                           234
                      19   Kulicke & Soffa Industries, Inc. (b)                       106
                      35   L-3 Communications Holdings, Inc.                        2,327
                      63   Lam Research Corp. (b)                                   1,382
                      22   LTX Corp. (b)                                              121
                      43   McData Corp., Class A (b)                                  216
                       8   Mentor Graphics Corp. (b)                                   83
                       7   Mercury Computer Systems, Inc.                             177
                           (b)
                      11   Methode Electronics, Inc., Class A                         138
                      73   Microchip Technology, Inc. (e)                           1,953

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                       5   Micros Systems, Inc. (b)                                   264
                       8   Moog, Inc., Class A (b)                                    308
                      11   Network Equipment Technologies,                             76
                           Inc. (b)
                      14   Newport Corp. (b)                                          165
                      12   NYFIX, Inc. (b) (e)                                         72
                       8   Park Electrochemical Corp.                                 162
                      10   PC-Tel, Inc. (b)                                            82
                      12   Pericom Semiconductor Corp. (b)                            118
                       4   Photon Dynamics, Inc. (b)                                   83
                      11   Photronics, Inc. (b)                                       178
                      21   Pinnacle Systems, Inc. (b)                                  88
                       5   Planar Systems, Inc. (b)                                    60
                       9   Plantronics, Inc.                                          375
                      15   Plexus Corp. (b)                                           163
                      26   Polycom, Inc. (b)                                          520
                       1   Precision Castparts Corp.                                   42
                      78   Quantum Corp. (b) (e)                                      180
                      10   Radiant Systems, Inc. (b)                                   39
                       7   Radisys Corp. (b)                                           92
                       5   Rudolph Technologies, Inc. (b)                              81
                      42   SanDisk Corp. (b)                                        1,232
                      11   SBS Technologies, Inc. (b)                                 130
                       2   SCM Microsystems, Inc. (b)                                   5
                      44   Semtech Corp. (b)                                          851
                       3   Sequa Corp., Class A (b)                                   174
                      24   Silicon Laboratories, Inc. (b) (e)                         807
                      68   Skyworks Solutions, Inc. (b)                               648
                       5   Standard Microsystems Corp. (b)                             89
                      57   Storage Technology Corp. (b)                             1,451
                       8   Supertex, Inc. (b)                                         153
                      17   Symmetricom, Inc. (b)                                      159
                       9   Synaptics, Inc. (b)                                        176
                      40   Synopsys, Inc. (b)                                         626
                      12   Technitrol, Inc. (b)                                       239
                      10   Teledyne Technologies, Inc. (b)                            240
                      17   Three-Five Systems, Inc. (b)                                45
                      27   Titan Corp. (b)                                            376
                       5   Tollgrade Communications, Inc. (b)                          44
                      42   Trimble Navigation Ltd. (b)                              1,339
                       5   Triumph Group, Inc. (b)                                    161
                       9   Ultratech, Inc. (b)                                        136
                      26   Varian Semiconductor Equipment                             814
                           Assoc., Inc. (b)
                      11   Veeco Instruments, Inc. (b)                                238
                       8   ViaSat, Inc. (b)                                           157
                      15   Vicor Corp.                                                150
                     126   Vishay Intertechnology, Inc. (b) (e)                     1,624
                       9   Webex Communications, Inc. (b)                             192
                           (e)
                       8   Wilson Greatbatch Technologies,                            141
                           Inc. (b)
                       6   X-Rite, Inc.                                                91
                      22   Zebra Technologies Corp., Class A (b)                    1,335
                                                                                   ------

                                                                                   56,478
                                                                                   ------

Energy Minerals (4.1%):
                       8   Cimarex Energy Co. (b)                                     291
                      26   Forest Oil Corp. (b)                                       794
                       8   Frontier Oil Corp.                                         191
                      21   Headwaters, Inc. (b)                                       655
                      29   Massey Energy Co.                                          834
                      13   Murphy Oil Corp.                                         1,140
                      28   Newfield Exploration Co. (b)                             1,744
                      18   Noble Energy, Inc.                                       1,062
                      17   Patina Oil & Gas Corp.                                     501
                      21   Peabody Energy Corp.                                     1,278
                       6   Petroleum Development Corp. (b)                            255

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                      49   Pioneer Natural Resources Co.                            1,693
                      76   Plains Exploration & Product Co.                         1,818
                           (b)
                      28   Pogo Producing Co.                                       1,332
                       8   Remington Oil & Gas Corp., Class B                         211
                            (b)
                      27   Stone Energy Corp. (b)                                   1,194
                       8   Swift Energy Co. (b)                                       197
                      41   Tesoro Petroleum Corp. (b)                               1,209
                       8   Unit Corp. (b)                                             275
                      68   Vintage Petroleum, Inc.                                  1,359
                     100   XTO Energy, Inc.                                         3,254
                                                                                   ------
                                                                                   21,287
                                                                                   ------

Finance (17.7%):
                      49   A.G. Edwards, Inc.                                       1,713
                      15   Aaron Rents, Inc.                                          335
                      16   Allmerica Financial Corp. (b)                              441
                      32   AMB Property Corp.                                       1,186
                      59   American Financial Group, Inc.                           1,752
                      43   AmeriCredit Corp. (b)                                      890
                      36   AmerUs Group Co., Class A                                1,482
                       7   Anchor Bancorp Wisconsin, Inc.                             193
                      13   Arthur J. Gallagher & Co.                                  439
                      67   Associated Banc Corp.                                    2,138
                      20   Astoria Financial Corp.                                    706
                      24   Bank of Hawaii Corp.                                     1,117
                      20   BankAtlantic Bancorp, Inc., Series                         359
                           A
                      30   Banknorth Group, Inc.                                    1,060
                      11   Bankunited Financial Corp. (b)                             320
                       7   Boston Private Financial Holdings,                         167
                           Inc.
                      19   Brookline Bancorp, Inc.                                    297
                      12   Capital Automotive Real Estate                             380
                           Investment Trust
                       9   Cash America International, Inc.                           218
                       3   ChoicePoint, Inc. (b)                                      113
                      10   City National Corp.                                        646
                     103   Colonial BancGroup, Inc.                                 2,115
                       8   Colonial Properties Trust                                  340
                      40   Commerce Bancorp, Inc.                                   2,187
                      22   Commercial Federal Corp.                                   588
                      15   Commercial Net Lease Realty                                274
                      11   Community Bank System, Inc.                                274
                      13   Community First Bankshares, Inc.                           430
                      65   Compass Bancshares, Inc.                                 2,850
                      17   Delphi Financial Group, Class A                            669
                      37   Developers Diversified Realty                            1,440
                           Corp.
                      12   Dime Community Bancshares                                  204
                       9   Downey Financial Corp.                                     514
                      25   East-West Bancorp, Inc.                                    831
                       8   Entertainment Properties, Inc.                             303
                       8   Essex Property Trust, Inc. (e)                             592
                      31   Everest Re Group Ltd.                                    2,337
                      62   Fidelity National Financial, Inc.                        2,349
                       6   Financial Federal Corp. (b)                                211
                      45   First American Financial Corp.                           1,382
                      15   First Bancorp Puerto Rico                                  711
                      17   First Midwest Bancorp, Inc.                                589
                       4   First Republic Bancorp, Inc.                               190
                       5   Firstfed Financial Corp. (b)                               253
                      31   FirstMerit Corp.                                           817
                      31   Flagstar Bancorp, Inc.                                     668
                      28   Fremont General Corp.                                      653
                      11   Gables Residential Trust                                   366
                      18   GATX Corp.                                                 481
                       9   Glenborough Realty Trust, Inc.                             180

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                      13   Gold Banc Corp, Inc.                                       176
                      18   Greater Bay Bancorp                                        516
                      14   HCC Insurance Holdings, Inc.                               407
                      89   Hibernia Corp., Class A                                  2,354
                      18   Highwoods Properties, Inc.                                 437
                      13   Horace Mann Educators Corp.                                222
                      26   Hospitality Properties Trust                             1,094
                      12   Hudson United Bancorp                                      449
                      57   Independence Community Bank                              2,216
                           Corp.
                      17   IndyMac Bancorp, Inc.                                      613
                      16   Investment Technology Group, Inc.                          246
                           (b)
                      25   Investors Financial Services Corp.                       1,136
                           (e)
                       9   Irwin Financial Corp.                                      238
                      42   Jefferies Group, Inc.                                    1,456
                       8   Kilroy Realty Corp.                                        314
                       6   Labone, Inc. (b)                                           186
                      20   LaBranche & Co., Inc. (b)                                  169
                      32   LandAmerica Financial Group, Inc.                        1,434
                      16   Legg Mason, Inc.                                           865
                      26   Leucadia National Corp. (e)                              1,470
                      18   Lexington Corporate Properties                             383
                           Trust
                      33   Liberty Property Trust                                   1,297
                      22   Mack Cali Realty Corp.                                     982
                      11   MAF Bancorp, Inc.                                          480
                       4   Mercantile Bankshares Corp.                                198
                      32   Moneygram International, Inc.                              543
                      77   National Commerce Financial Co.                          2,645
                      12   NCO Group, Inc. (b)                                        311
                      34   New Century Financial Corp. (e)                          2,054
                      40   New Plan Excel Realty Trust                                988
                     100   New York Community Bancorp,                              2,053
                           Inc.
                      23   Ohio Casualty Corp. (b)                                    485
                      21   Old Republic International Corp.                           532
                       8   Philadelphia Consolidated Holding                          445
                           Corp. (b)
                      12   Piper Jaffray Cos., Inc. (b) (e)                           477
                      34   PMI Group, Inc.                                          1,395
                       9   Presidential Life Corp.                                    151
                       7   PrivateBancorp, Inc.                                       188
                      11   ProAssurance Corp. (b) (e)                                 383
                      49   Protective Life Corp.                                    1,933
                      11   Provident Bankshares Corp.                                 380
                       7   Radian Group, Inc.                                         306
                      37   Raymond James Financial, Inc.                              888
                      20   Republic Bancorp, Inc.                                     307
                       9   Rewards Network, Inc. (b)                                   60
                       9   Riggs National Corp. Washington                            190
                           D.C.
                       9   RLI Corp.                                                  346
                       1   Scpie Holdings, Inc.                                        12
                      10   Selective Insurance Group, Inc.                            378
                      17   Shurgard Storage Centers, Class A                          649
                       5   Silicon Valley Bancshares (b)                              197
                      44   South Financial Group, Inc.                              1,252
                       2   Sovereign Bancorp, Inc.                                     54
                       5   Sovran Self Storage, Inc.                                  203
                      25   StanCorp Financial Group, Inc.                           1,795
                      13   Sterling Bancshares, Inc.                                  172
                       7   Sterling Financial Corp. (b)                               261
                       5   Stewart Information Services Corp.                         210
                      17   Susquehanna Bancshares, Inc.                               415
                       5   SWS Group, Inc.                                             83
                      13   TCF Financial Corp.                                        401

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                      22   TrustCo Bank Corp.                                         276
                      15   UICI                                                       494
                      15   Umpqua Holdings Corp.                                      344
                      16   United Bankshares, Inc.                                    552
                      51   United Dominion Realty Trust, Inc.                       1,002
                      15   United Rentals, Inc. (b)                                   235
                      25   Unitrin, Inc.                                            1,039
                      25   W.R. Berkley Corp.                                       1,058
                      30   Washington Federal, Inc.                                   746
                      12   Waypoint Financial Corp.                                   341
                      22   Webster Financial Corp.                                  1,079
                      12   Westamerica Bancorp                                        638
                      15   Whitney Holding Corp.                                      624
                      18   Wilmington Trust Corp.                                     640
                       7   Wintrust Financial Corp.                                   425
                       7   World Acceptance Corp. (b)                                 154
                       7   Zenith National Insurance Corp.                            297
                                                                                   ------
                                                                                   93,174
                                                                                   ------

Health Services (4.0%):
                      57   Accredo Health, Inc. (b)                                 1,347
                      10   Amsurg Corp. (b)                                           217
                      17   Apria Healthcare Group, Inc. (b)                           459
                      37   Cerner Corp. (b) (e)                                     1,611
                      62   Community Health Systems, Inc.                           1,663
                           (b)
                      18   Covance, Inc. (b)                                          736
                      28   Coventry Health Care, Inc. (b)                           1,499
                      10   Cross Country Healthcare, Inc. (b)                         162
                       9   Cryolife, Inc. (b) (e)                                      62
                      12   Dendrite International, Inc. (b)                           192
                      19   First Health Group Corp. (b)                               307
                       9   Gentiva Health Services, Inc. (b)                          143
                      47   Health Net, Inc., Class A (b)                            1,170
                      24   Hooper Holmes, Inc.                                        106
                       8   LifePoint Hospitals, Inc. (b)                              228
                      64   Lincare Holdings, Inc. (b)                               1,887
                      10   NDCHealth Corp.                                            168
                      17   Odyssey Healthcare, Inc. (b)                               307
                      62   Omnicare, Inc.                                           1,757
                      18   Orthodontic Centers of America (b)                          87
                           (e)
                      62   PacifiCare Health Systems, Inc. (b)                      2,283
                           (e)
                       8   Parexel International Corp. (b)                            148
                       9   Pediatrix Medical Group, Inc. (b)                          492
                      17   Province Healthcare Co. (b)                                358
                       5   Rehabcare Group, Inc. (b) (e)                              119
                      15   Sierra Health Services (b)                                 732
                      21   Stericycle, Inc. (b)                                       971
                      28   Sunrise Assisted Living, Inc. (b) (e)                      980
                      23   Triad Hospitals, Inc. (b)                                  803
                       7   VISX, Inc. (b)                                             141
                                                                                   ------
                                                                                   21,135
                                                                                   ------

Health Technology (5.9%):
                      59   Alpharma, Inc., Class A                                  1,080
                      12   American Medical Systems                                   424
                           Holdings, Inc. (b)
                       4   Analogic Corp.                                             169
                      23   Arqule, Inc. (b)                                           104
                       7   Arthrocare Corp. (b) (e)                                   198
                      37   Barr Pharmaceuticals, Inc. (b)                           1,536
                      32   Beckman Coulter, Inc.                                    1,807
                       8   Biolase Technology, Inc. (e)                                65
                       6   Biosite, Inc. (b) (e)                                      277
                       5   Bradley Pharmaceuticals, Inc. Class                        111
                            A (b)
                      14   Cephalon, Inc. (b)                                         680

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                      27   Charles River Laboratories                               1,233
                           International, Inc. (b) (e)
                       9   Conmed Corp. (b)                                           224
                      31   Cooper Cos., Inc.                                        2,106
                       4   Datascope Corp.                                            165
                      24   Dentsply International, Inc.                             1,270
                       8   Diagnostic Products Corp.                                  316
                      50   Edwards Lifesciences Corp. (b) (e)                       1,666
                       9   Enzo Biochem, Inc. (b)                                     135
                       7   Haemonetics Corp. (b)                                      220
                      26   Hillenbrand Industries, Inc.                             1,305
                       6   Hologic, Inc. (b)                                          110
                       4   ICU Medical, Inc. (b) (e)                                  112
                      21   Idexx Laboratories, Inc. (b) (e)                         1,082
                      10   Immucor, Inc. (b)                                          237
                       7   Inamed Corp. (b)                                           336
                      11   Integra Lifesciences Corp. (b)                             347
                       7   Intermagnetics General Corp. (b)                           171
                      10   Invacare Corp.                                             469
                      19   Invitrogen Corp. (b)                                     1,031
                      74   IVAX Corp. (b) (e)                                       1,417
                       4   Kensey Nash Corp. (b)                                      107
                      12   Medicis Pharmaceuticals, Inc., Class                       473
                            A
                       7   Mentor Corp.                                               247
                      10   Merit Medical Systems, Inc. (b)                            145
                      89   Millennium Pharmaceuticals, Inc.                         1,220
                           (b)
                       7   Noven Pharmaceuticals, Inc. (b)                            141
                       5   Osteotech, Inc. (b)                                         21
                      24   Par Pharmaceutical Cos., Inc. (b)                          879
                       5   Possis Medical, Inc. (b)                                    83
                      48   Protein Design Labs, Inc. (b)                              939
                      20   Regeneron Pharmaceuticals, Inc.                            177
                           (b)
                       7   Respironics, Inc. (b)                                      389
                      22   Savient Pharmaceuticals, Inc. (b)                           50
                       7   Sepracor, Inc. (b) (e)                                     344
                      75   Steris Corp. (b)                                         1,649
                       6   Surmodics, Inc. (b) (e)                                    133
                      33   Sybron Dental Specialties, Inc. (b)                        967
                      21   Theragenics Corp. (b)                                       77
                       9   Valeant Pharmaceuticals, Inc.                              222
                      37   Varian Medical Systems, Inc. (b)                         1,288
                      87   Vertex Pharmaceuticals, Inc. (b)                           918
                       8   Viasys Healthcare, Inc. (b)                                133
                       4   Vital Signs, Inc.                                          125
                                                                                   ------
                                                                                   31,130
                                                                                   ------

Industrial Services (5.2%):
                       4   Atwood Oceanics, Inc. (b)                                  198
                      43   Cal Dive International, Inc. (b)                         1,521
                      16   Carbo Ceramics, Inc.                                     1,167
                       6   Dril-Quip, Inc. (b)                                        141
                      16   Dycom Industries, Inc. (b)                                 464
                       5   Emcor Group, Inc. (b)                                      189
                       9   ENSCO International, Inc.                                  293
                      32   FMC Technologies, Inc. (b)                               1,084
                      15   Granite Construction, Inc.                                 364
                      83   Grant Prideco, Inc. (b)                                  1,701
                      22   Hanover Compressor Co. (b)                                 293
                      12   Harsco Corp.                                               557
                       7   Hydril Co. (b)                                             299
                      27   Input/Output, Inc. (b)                                     276
                       8   Insituform Technologies, Inc. (b)                          148
                       7   Ionics, Inc. (b)                                           200
                      42   Lone Star Technologies, Inc. (b)                         1,585
                      52   Maverick Tube Corp. (b) (e)                              1,614
                      28   National-Oilwell, Inc. (b)                                 919

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                      29   Oceaneering International, Inc. (b)                      1,079
                       7   Offshore Logistics, Inc. (b)                               231
                      43   Overseas Shipholding Group, Inc.                         2,140
                      14   Pride International, Inc. (b)                              275
                      43   Quanta Services, Inc. (b)                                  259
                      40   Republic Services, Inc.                                  1,196
                       5   Seacor Smit, Inc. (b) (e)                                  247
                      15   Shaw Group, Inc. (b) (e)                                   175
                      29   Smith International, Inc. (b)                            1,776
                       6   Tetra Technologies, Inc. (b)                               198
                      10   Tidewater, Inc.                                            313
                      39   URS Corp. (b)                                            1,053
                      38   Varco International, Inc. (b)                            1,019
                      34   Veritas DGC, Inc. (b)                                      773
                       9   W-H Energy Services, Inc. (b)                              181
                      25   Waste Connections, Inc. (b)                                801
                      39   Weatherford International Ltd. (b)                       1,984
                      13   Western Gas Resources, Inc.                                379
                                                                                   ------
                                                                                   27,092
                                                                                   ------

Non-Energy Minerals (1.7%):
                      10   AMCOL International Corp.                                  199
                      14   Belden CDT, Inc.                                           312
                       4   Brush Engineered Materials, Inc. (b)                        88
                       6   Carpenter Technology Corp.                                 284
                       9   Century Aluminum Co. (b)                                   253
                       3   Cleveland Cliffs, Inc. (b)                                 225
                       8   Commonwealth Industries, Inc. (b)                           73
                       4   Deltic Timber Corp.                                        142
                       6   Elkcorp                                                    161
                      41   Florida Rock Industries, Inc. (e)                        1,991
                       4   Imco Recycling, Inc. (b)                                    49
                       5   Quanex Corp.                                               276
                      18   Rayonier, Inc.                                             820
                      32   Reliance Steel & Aluminum Co.                            1,265
                       8   Ryerson Tull, Inc.                                         135
                      55   Steel Dynamics, Inc.                                     2,109
                       6   Texas Industries, Inc.                                     324
                       6   Universal Forest Products, Inc.                            199
                                                                                   ------
                                                                                    8,905
                                                                                   ------

Process Industries (3.9%):
                       9   A. Schulman, Inc.                                          205
                      11   Airgas, Inc.                                               272
                      12   Albany International Corp.                                 361
                      12   AptarGroup, Inc. (e)                                       539
                       7   Arch Chemicals, Inc.                                       191
                       9   Brady Corp., Class A                                       425
                      11   Buckeye Technologies, Inc. (b)                             117
                      15   Cabot Corp.                                                583
                       7   Cambrex Corp.                                              153
                       8   Caraustar Industries, Inc. (b)                             140
                       5   Chesapeake Corp.                                           110
                       7   Corn Products International, Inc.                          316
                      34   Crompton Corp.                                             318
                      18   Cytec Industries, Inc.                                     874
                      12   Delta & Pine Land Co.                                      333
                      18   Donaldson Co., Inc.                                        523
                      17   Ferro Corp.                                                379
                      41   FMC Corp. (b)                                            2,008
                      39   Georgia Gulf Corp. (e)                                   1,748
                      13   Glatfelter Co.                                             160
                       8   H.B. Fuller Co.                                            216
                      26   IMC Global, Inc. (b)                                       459
                      16   Longview Fibre Co.                                         249
                      31   Lubrizol Corp.                                           1,078
                       4   Lydall, Inc. (b)                                            38
                      33   Lyondell Chemical Co. (e)                                  742
                      11   Macdermid, Inc.                                            321

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                       3   Material Sciences Corp. (b)                                 46
                       4   Mobile Mini, Inc. (b)                                      105
                      10   Myers Industries, Inc.                                     108
                      39   OM Group, Inc. (b)                                       1,443
                      27   Omnova Solutions, Inc. (b)                                 161
                      28   Polyone Corp. (b)                                          212
                       5   Pope & Talbot, Inc.                                         87
                      17   Potlatch Corp.                                             775
                       2   Quaker Chemical Corp.                                       60
                       8   Rock-Tenn Co., Class A                                     131
                     105   RPM International, Inc.                                  1,851
                       7   Scotts Co., Class A (b)                                    468
                      16   Sensient Technologies Corp.                                340
                      18   Sonoco Products Co.                                        488
                      13   Valspar Corp.                                              609
                      16   Wausau-Mosinee Paper Corp.                                 275
                       5   WD-40 Co.                                                  136
                      12   Wellman, Inc.                                               99
                                                                                   ------
                                                                                   20,252
                                                                                   ------

Producer Manufacturing (6.2%):
                      16   Acuity Brands, Inc.                                        371
                      91   AGCO Corp. (b)                                           2,056
                      10   Ametek, Inc.                                               298
                       8   Apogee Enterprises, Inc.                                   109
                      13   Arvinmeritor, Inc.                                         251
                       6   Astec Industries, Inc. (b)                                 113
                      10   Baldor Electric Co.                                        240
                      25   Borg Warner, Inc.                                        1,079
                       8   C&D Technologies, Inc.                                     149
                      14   Carlisle Cos., Inc.                                        912
                      11   Commercial Metals Co.                                      422
                       5   Cuno, Inc. (b)                                             286
                       6   Dionex Corp. (b)                                           351
                      54   Energizer Holdings, Inc. (b)                             2,483
                      27   Flowserve Corp. (b)                                        662
                       5   Gardner Denver Machinery, Inc. (b)                         130
                      16   Graco, Inc.                                                531
                      10   Griffon Corp. (b) (e)                                      207
                      38   Herman Miller, Inc.                                        929
                      23   Hubbell, Inc., Class B                                   1,034
                      15   Interface, Inc. (b)                                        123
                      13   JLG Industries, Inc.                                       213
                       7   Kaman Corp., Class A                                        80
                      10   Kaydon Corp.                                               297
                      11   Kennametal, Inc.                                           502
                      40   Lear Corp.                                               2,176
                      22   Lennox International, Inc.                                 322
                       4   Lindsay Manufacturing Co.                                   99
                       7   Littelfuse, Inc. (b)                                       246
                      10   Magnetek, Inc. (b)                                          74
                      31   Manitowoc Co., Inc.                                      1,083
                      18   Milacron, Inc. (b)                                          57
                      11   Modine Manufacturing Co.                                   320
                      13   Mueller Industries, Inc.                                   550
                      13   Nordson Corp.                                              448
                      17   Oshkosh Truck Corp.                                        954
                      12   Paxar Corp. (b)                                            281
                      44   Pentair, Inc.                                            1,528
                      57   Rayovac Corp. (b)                                        1,504
                       7   Regal Beloit Corp.                                         178
                       4   Robbins & Myers, Inc.                                       98
                       6   RTI International Metals, Inc. (b)                         111
                       9   Simpson Manufacturing Co., Inc.                            562
                           (e)
                       9   Smith (A.O.) Corp.                                         215
                      52   SPX Corp. (e)                                            1,853
                       4   Standex International Corp.                                 94
                       3   Steel Technologies, Inc.                                    82

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                       9   Stewart & Stevenson Services,                              151
                           Inc.
                       6   Tecumseh Products Co.                                      233
                       7   Teleflex, Inc.                                             303
                      21   Thomas & Betts Corp.                                       559
                       5   Thomas Industries, Inc.                                    146
                      32   Timken Co.                                                 784
                      21   Tower Automotive, Inc. (b) (e)                              44
                      11   Tredegar Industries Corp.                                  209
                       7   Valmont Industries, Inc.                                   153
                      23   Varian, Inc. (b)                                           864
                      10   Wabash National Corp. (b)                                  287
                      10   Watts Industries, Inc., Class A                            263
                       4   Wolverine Tube, Inc. (b)                                    49
                       3   Woodward Governor Co.                                      229
                      46   York International Corp.                                 1,449
                                                                                   ------
                                                                                   32,386
                                                                                   ------

Retail Trade (6.3%):
                      39   Abercrombie & Fitch Co., Class A                         1,216
                      21   Aeropostale, Inc. (b)                                      550
                      15   American Eagle Outfitters, Inc.                            568
                      60   Ann Taylor Stores Corp. (b)                              1,404
                      58   Barnes & Noble, Inc. (b) (e)                             2,137
                      66   BJ's  Wholesale Club, Inc. (b) (e)                       1,797
                      73   Borders Group, Inc.                                      1,813
                       4   Building Material Holding Co.                              108
                      14   Burlington Coat Factory Warehouse                          299
                           Corp.
                      15   Casey's General Stores, Inc.                               277
                       7   Cato Corp., Class A                                        166
                      10   Children's Place Retail Stores, Inc.                       235
                           (b)
                      14   Christopher & Banks Corp.                                  227
                      45   Claire's Stores, Inc.                                    1,121
                       5   CPI Corp.                                                   61
                      24   Dollar Tree Stores, Inc. (b)                               648
                       9   Dress Barn, Inc. (b)                                       156
                      19   Fastenal Co. (e)                                         1,121
                      52   Foot Locker, Inc.                                        1,225
                       7   Genesco, Inc. (b)                                          154
                      10   Goody's Family Clothing, Inc.                               82
                      21   Great Atlantic & Pacific Tea, Inc.                         128
                           (b)
                       9   Group 1 Automotive, Inc. (b)                               232
                      13   Guitar Center, Inc. (b) (e)                                561
                       8   Gymboree Corp. (b)                                         112
                       6   Hancock Fabrics, Inc.                                       69
                       7   Haverty Furniture Cos., Inc.                               118
                       8   Hibbet Sporting Goods, Inc. (b)                            162
                      26   Hot Topic, Inc. (b)                                        443
                      62   Insight Enterprises, Inc. (b)                            1,044
                       6   J. Jill Group, Inc. (b)                                    118
                       6   Jo-Ann Stores, Inc. (b)                                    164
                       5   Linens 'N Things, Inc. (b) (e)                             112
                      18   Longs Drug Stores, Inc.                                    430
                      51   Men's Wearhouse, Inc. (b)                                1,484
                      24   Michael's Stores, Inc.                                   1,411
                       6   Midas, Inc. (b)                                             91
                      11   Movie Gallery, Inc.                                        191
                      20   Neiman-Marcus Group, Inc., Class                         1,168
                           A
                      13   O'Reilly Automotive, Inc. (b) (e)                          480
                      44   Pacific Sunwear of California, Inc.                        932
                           (b) (e)
                      16   Payless Shoesource, Inc. (b)                               162
                      85   Pep Boys-Manny, Moe & Jack                               1,186
                      12   Regis Corp.                                                482
                      66   Rent-A-Center, Inc. (b)                                  1,708

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                      14   Ruddick Corp.                                              280
                      54   Saks, Inc.                                                 649
                       9   Shopko Stores, Inc. (b) (e)                                150
                      12   Stein Mart, Inc. (b)                                       189
                      11   Too, Inc. (b)                                              208
                       9   Tractor Supply Co. (b)                                     286
                       8   Whole Foods Market, Inc.                                   679
                       7   Williams-Sonoma, Inc. (b)                                  247
                      62   Zale Corp. (b)                                           1,730
                                                                                   ------
                                                                                   32,771
                                                                                   ------

Technology Services (3.5%):
                      20   Acxiom Corp.                                               464
                      11   Agilysys, Inc. (e)                                         191
                       4   Ansys, Inc. (b)                                            217
                      37   BISYS Group, Inc. (b)                                      547
                       6   Black Box Corp.                                            221
                       9   Carreker Corp. (b)                                          68
                      35   Ceridian Corp. (b)                                         654
                      18   Certegy, Inc.                                              688
                      28   Checkfree Corp. (b)                                        766
                      19   Ciber, Inc. (b)                                            144
                       6   Concord Communications, Inc. (b)                            53
                      66   CSG Systems International, Inc.                          1,013
                           (b)
                       4   Curative Health Services, Inc. (b)                          25
                      15   Digital Insight Corp. (b)                                  199
                      50   DST Systems, Inc. (b)                                    2,206
                      14   eFunds Corp. (b)                                           259
                       6   EPIQ Systems, Inc. (b) (e)                                  91
                      16   Fair Issac & Co., Inc.                                     464
                      10   FindWhat.com (b)                                           195
                      37   Internet Security Systems, Inc. (b)                        624
                       7   j2 Global Communications, Inc. (b)                         220
                      22   Jack Henry & Assoc., Inc.                                  417
                      11   JDA Software Group, Inc. (b)                               115
                      24   Keane, Inc. (b)                                            371
                      64   Macrovision Corp. (b)                                    1,545
                      10   Mantech International Corp., Class A                       190
                            (b)
                       9   MapInfo Corp. (b)                                          100
                      21   McAfee, Inc. (b)                                           412
                      10   MRO Software, Inc. (b)                                     103
                      14   Netegrity, Inc. (b)                                        103
                       7   Pegasus Solutions, Inc. (b)                                 88
                       6   Phoenix Technologies Ltd. (b)                               27
                      10   Progress Software Corp. (b)                                194
                       6   QRS Corp. (b)                                               40
                      20   Retek, Inc. (b)                                             93
                      31   Reynolds & Reynolds Co., Class A                           761
                      12   Roxio, Inc. (b) (e)                                         63
                       4   ScanSource, Inc. (b)                                       269
                      36   Serena Software, Inc. (b) (e)                              604
                       8   SPSS, Inc. (b)                                             107
                      18   Sybase, Inc. (b)                                           247
                       4   Talx Corp.                                                  99
                      27   Tech Data Corp. (b)                                      1,048
                      14   Transaction Systems Architects,                            253
                           Inc., Class A (b)
                      60   UTStarcom, Inc. (b) (e)                                    961
                      13   Verity, Inc. (b)                                           174
                       7   Websense, Inc. (b)                                         274
                      22   Wind River Systems, Inc. (b)                               271
                      11   Zix Corp. (b) (e)                                           53
                                                                                   ------
                                                                                   18,291
                                                                                   ------

Transportation (2.2%):
                      29   Airtran Holdings, Inc. (b)                                 291
                      10   Alaska Air Group, Inc. (b) (e)                             243

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                      16   Alexander & Baldwin, Inc.                                  528
                      30   Arkansas Best Corp.                                      1,109
                       4   C.H. Robinson Worldwide, Inc.                              179
                      47   CNF, Inc.                                                1,942
                      20   EGL, Inc. (b)                                              615
                      12   Expeditors International of                                643
                           Washington, Inc.
                      17   FLYi, Inc. (b)                                              65
                       6   Forward Air Corp. (b)                                      259
                       9   Frontier Airlines, Inc. (b)                                 68
                      22   Heartland Express, Inc.                                    399
                      23   J.B. Hunt Transport Services, Inc.                         840
                       7   Kirby Corp. (b)                                            290
                      19   Knight Transportation, Inc. (b)                            402
                       3   Landstar System, Inc. (b)                                  175
                      10   Mesa Air Group, Inc. (b) (e)                                50
                      15   Swift Transportation Co., Inc. (b)                         254
                       9   USF Corp.                                                  317
                      41   Werner Enterprises, Inc.                                   801
                      48   Yellow Corp. (b)                                         2,243
                                                                                  -------
                                                                                   11,713
                                                                                  -------

Utilities (6.2%):
                      38   AGL Resources, Inc.                                      1,163
                      48   Alliant Energy Corp.                                     1,203
                       5   American States Water Co.                                  119
                      34   Aqua America, Inc.                                         752
                      78   Aquila, Inc. (b)                                           242
                      44   Atmos Energy Corp. (e)                                   1,096
                      14   Avista Corp.                                               259
                       3   Cascade Natural Gas Corp.                                   66
                       6   Central Vermont Public Services                            121
                           Corp.
                       5   CH Energy Group, Inc.                                      224
                       3   Chemed Corp.                                               165
                      16   Cleco Corp.                                                273
                      91   DPL, Inc.                                                1,878
                      15   El Paso Electric Co. (b)                                   242
                      17   Energen Corp.                                              873
                      40   Equitable Resources, Inc.                                2,200
                      61   Great Plains Energy, Inc.                                1,781
                       8   Green Mountain Power Corp.                                 219
                       5   Laclede Group, Inc.                                        158
                      74   MDU Resources Group, Inc.                                1,951
                      52   National Fuel Gas Co.                                    1,466
                       8   New Jersey Resources Corp.                                 346
                      91   Northeast Utilities                                      1,755
                       8   Northwest Natural Gas Co.                                  241
                      14   NSTAR                                                      698
                       5   NUI Corp. (e)                                               62
                      13   OGE Energy Corp.                                           325
                      47   Oneok, Inc.                                              1,219
                     106   Pepco Holdings, Inc. (e)                                 2,108
                      22   PNM Resources, Inc.                                        490
                      18   Questar Corp.                                              815
                      35   Scana Corp. (e)                                          1,293
                     161   Sierra Pacific Resources (b) (e)                         1,438
                      10   Southwest Gas Corp.                                        234
                      19   Southwestern Energy Co. (b)                                816
                      10   UGI Corp.                                                  388
                       4   UIL Holdings Corp.                                         192
                      10   Unisource Energy Corp.                                     245
                      29   Vectren Corp.                                              722
                      44   Westar Energy, Inc.                                        880
                      16   WGL Holdings, Inc.                                         442
                      31   Wisconsin Energy Corp.                                     980
                      11   WPS Resources Corp.                                        484
                                                                                  -------
                                                                                   32,624
                                                                                  -------
TOTAL COMMON STOCKS                                                               513,947
                                                                                  -------

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

INVESTMENT COMPANIES (1.9%):
                  10,144   One Group Prime Money Market                            10,144
                                                                                ---------
                           Fund, Class I (c)
TOTAL INVESTMENT COMPANIES                                                         10,144

U.S. TREASURY OBLIGATIONS (0.2%):
U.S. Treasury Bills (0.2%):

                     800   0.00%, 3/17/05 (d)                                         793
                                                                                ---------
TOTAL U.S. TREASURY OBLIGATIONS                                                       793
                                                                                ---------
SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING  (8.3%):
                  43,359   Pool of various securities for One                      43,359
                                                                                ---------
                           Group Equity Funds #

TOTAL SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING              43,359
                                                                                ---------

TOTAL (COST $506,286) (a)                                                       $ 568,243
                                                                                =========

------------

Percentages indicated are based on net assets of $524,180.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows

(amounts in thousands):

Unrealized appreciation ................................        $ 76,410
Unrealized depreciation.................................         (14,453)
                                                                --------
Net unrealized appreciation (depreciation) .............        $ 61,957
                                                                ========

      Aggregate cost for federal income tax purposes differs from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

(b) Non-income producing securities.

(c) Investment in affiliate.

(d) Serves as collateral for futures contracts.

(e) Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.

Amounts shown as 0 rounded to less than 1,000.

FUTURES CONTRACTS

                                                                                  CURRENT
                                                            OPENING               MARKET
                                     NUMBER OF             POSITIONS               VALUE
CONTRACT TYPE                        CONTRACTS               (000)                 (000)
-------------                        ---------               -----                 -----
S & P MidCap 400 E-Mini,
     December 2004 Futures              137                   8,077                8,139
Russell 2000 Mini,
     December 2004 Futures               63                   3,592                3,616

# The cash collateral received by the Fund was pooled and at September 30, 2004 was invested in Commercial Paper (with interest rates ranging from 1.61% to 1.88% and maturity dates ranging from October 2004 through February 2005), Repurchase Agreements (with interest rates ranging from 1.82% to 2.06% and maturity dates of October 1, 2004), Master Notes (with interest rates ranging from 1.64% to 2.30% and maturity dates ranging from October 2004 to January
2007).

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

ONE GROUP MUTUAL FUNDS
TECHNOLOGY FUND
Schedule of Portfolio Investments                             September 30, 2004
(Amounts in thousands)
(Unaudited)

THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("THE LIST") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

                                   SECURITY
        SHARES                    DESCRIPTION                                     VALUE
        ------                    -----------                                     -----
COMMON STOCKS (99.0%):
Consumer Services (0.5%):
                      10   Time Warner, Inc. (b)                                $     161
                                                                                ---------
Electronic Technology (62.1%):
                       5   Adtran, Inc.                                               118
                      10   Altera Corp. (b)                                           190
                       5   Amphenol Corp., Class A (b)                                154
                       9   Analog Devices, Inc.                                       330
                      10   Andrew Corp. (b)                                           122
                      14   Apple Computer, Inc. (b)                                   543
                      19   Applied Materials, Inc. (b)                                305
                      17   Atheros Communications (b)                                 173
                      22   Avaya, Inc. (b)                                            307
                     128   Cisco Systems, Inc. (b)                                  2,317
                      41   Corning, Inc. (b)                                          454
                      30   Dell, Inc. (b)                                           1,050
                      26   EMC Corp. (b)                                              305
                      65   Hewlett-Packard Co.                                      1,220
                     113   Intel Corp.                                              2,271
                      30   International Business Machines                          2,572
                           Corp.
                       4   KLA-Tencor Corp. (b)                                       149
                       2   Lexmark International, Inc., Class A                       176
                           (b)
                       8   Linear Technology Corp.                                    279
                       7   Maxim Integrated Products, Inc.                            304
                      50   Motorola, Inc.                                             902
                       5   NCR Corp. (b)                                              223
                      14   Network Appliance, Inc. (b)                                311
                      10   NVIDIA Corp. (b)                                           148
                      11   Omnivision Technologies, Inc. (b)                          156
                      33   Qualcomm, Inc.                                           1,296
                       6   Research in Motion Ltd. (b)                                458
                      14   STMicroelectronics ADR                                     242
                     129   Sun Microsystems, Inc. (b)                                 520
                      14   Tekelec (b)                                                234
                      34   Texas Instruments, Inc.                                    721
                                                                                ---------
                                                                                   18,550
                                                                                ---------

Retail Trade (0.5%):
                       4   Amazon.Com, Inc. (b)                                       163
                                                                                ---------
Technology Services (35.9%):

                       6   Accenture Ltd. (b)                                         173
                       6   Adobe Systems, Inc.                                        317
                       4   Affiliated Computer Services, Inc.,                        228
                           Class A (b)
                      14   Automatic Data Processing, Inc.                            578
                      23   Computer Associates International,                         605
                           Inc.
                       5   Computer Sciences Corp. (b)                                236
                       8   eBay, Inc. (b)                                             745
                      10   Electronic Arts, Inc. (b)                                  442
                      14   First Data Corp.                                           609
                     118   Microsoft Corp.                                          3,265
                      87   Oracle Corp. (b)                                           981
                      14   Paychex, Inc.                                              419

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                      12   SunGard Data Systems, Inc. (b)                             273
                       9   Symantec Corp. (b)                                         516
                      16   Verisign, Inc. (b)                                         308
                      31   Yahoo, Inc. (b)                                          1,051
                                                                                ---------
                                                                                   10,746
                                                                                ---------
TOTAL COMMON STOCKS                                                                29,620
                                                                                ---------

INVESTMENT COMPANIES (1.4%):
                     408   One Group Prime Money Market                               408
                                                                                ---------
                           Fund, Class I (c)
TOTAL INVESTMENT COMPANIES                                                            408
                                                                                ---------
SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING  (0.5%):

                     146   Pool of various securities for One Group
                             Equity Funds #                                           146
                                                                                ---------

TOTAL SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING                 146
                                                                                ---------

TOTAL (COST $34,653) (a)                                                        $  30,174
                                                                                =========

------------
Percentages indicated are based on net assets of $29,909.

(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

Unrealized appreciation                                 $ 3,530
Unrealized depreciation                                  (8,009)
                                                        -------
Net unrealized appreciation (depreciation)              $(4,479)
                                                        =======

      Aggregate cost for federal income tax purposes differs from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

(b) Non-income producing securities.

(c) Investment in affiliate.


# The cash collateral received by the Fund was pooled and at September 30, 2004 was invested in Commercial Paper (with interest rates ranging from 1.61% to 1.88% and maturity dates ranging from October 2004 through February 2005), Repurchase Agreements (with interest rates ranging from 1.82% to 2.06% and maturity dates of October 1, 2004), Master Notes (with interest rates ranging from 1.64% to 2.30% and maturity dates ranging from October 2004 to January
2007).

ADR American Depositary Receipt

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

ONE GROUP MUTUAL FUNDS
HEALTH SCIENCES FUND
Schedule of Portfolio Investments                             September 30, 2004
(Amounts in thousands)
(Unaudited)

THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("THE LIST") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

                              SECURITY
           SHARES            DESCRIPTION                                           VALUE
           ------            -----------                                           -----
COMMON STOCKS  (96.1%):
Health Services  (10.3%):
                       5   Aetna, Inc.                                            $   470
                       9   Alcon, Inc.                                                738
                       4   Anthem, Inc. (b)                                           314
                      10   Caremark Rx, Inc. (b)                                      321
                      13   Omnicare, Inc.                                             357
                                                                                  -------
                                                                                    2,200
                                                                                  -------
Health Technology  (85.8%):
                      17   Abbott Laboratories                                        703
                      23   Amgen, Inc. (b)                                          1,308
                      19   Baxter International, Inc.                                 598
                      11   Biogen Idec, Inc. (b)                                      685
                      31   Boston Scientific Corp. (b)                              1,228
                      13   Eli Lilly & Co.                                            799
                      17   Forest Laboratories, Inc. (b)                              742
                      20   Genentech, Inc. (b)                                      1,048
                      16   Genzyme Corp. (b)                                          865
                      25   Gilead Sciences, Inc. (b)                                  924
                      17   Guidant Corp.                                            1,129
                      25   Johnson & Johnson                                        1,403
                      15   Medicis Pharmaceuticals, Inc., Class
                            A                                                         582
                      16   Medtronic, Inc.                                            832
                      31   Merck & Co., Inc.                                        1,026
                      11   Par Pharmaceutical Cos., Inc. (b)                          377
                      45   Pfizer, Inc.                                             1,366
                      10   Sepracor, Inc. (b)(d)                                      463
                      10   St. Jude Medical, Inc. (b)                                 753
                      26   Wyeth                                                      970
                       8   Zimmer Holdings, Inc. (b)                                  624
                                                                                  -------
                                                                                   18,425
                                                                                  -------
TOTAL COMMON STOCKS                                                                20,625
                                                                                  -------
INVESTMENT COMPANIES  (4.1%):
                     874   One Group Prime Money Market
                           Fund, Class I (c)                                          874
                                                                                  -------
TOTAL INVESTMENT COMPANIES                                                            874
                                                                                  -------
SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING  (0.1%):
                      23   Pool of various securities for One
                           Group Equity Funds #                                        23
                                                                                  -------

TOTAL SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING                  23
                                                                                  -------

TOTAL (COST $19,737) (a)                                                          $21,522
                                                                                  =======

------------

Percentages indicated are based on net assets of $21,462.

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

Unrealized appreciation .......................            $ 2,949
Unrealized depreciation .......................             (1,164)
                                                           -------
Net unrealized appreciation (depreciation).....            $ 1,785
                                                           =======

      Aggregate cost for federal income tax purposes differs from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

(b) Non-income producing securities.

(c) Investment in affiliate.

(d) Security, or a portion of the security, has been delivered to a counterparty as a part of a security lending transaction.

# The cash collateral received by the Fund was pooled and at September 30, 2004 was invested in Commercial Paper (with interest rates ranging from 1.61% to 1.88% and maturity dates ranging from October 2004 through February 2005), Repurchase Agreements (with interest rates ranging from 1.82% to 2.06% and maturity dates of October 1, 2004), Master Notes (with interest rates ranging from 1.64% to 2.30% and maturity dates ranging from October 2004 to January
2007).

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

ONE GROUP MUTUAL FUNDS
MARKET NEUTRAL FUND
Schedule of Portfolio Investments                             September 30, 2004
(Amounts in thousands)
(Unaudited)

THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("THE LIST") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

                              SECURITY
         SHARES              DESCRIPTION                                              VALUE
         ------              -----------                                           ----------
COMMON STOCKS  (86.1%):
Commercial Services  (1.8%):
                      46   Alliance Data Systems Corp. (b)                         $    1,884
                     165   Brinks Co.                                                   4,987
                     185   Equifax, Inc.                                                4,886
                     347   IKON Office Solutions, Inc.                                  4,172
                      91   R.H. Donnelley Corp. (b)                                     4,509
                                                                                   ----------
                                                                                       20,438
                                                                                   ----------
Communications  (0.6%):
                     392   Alamosa Holdings, Inc. (b)                                   2,993
                      92   Verizon Communications                                       3,628
                                                                                   ----------
                                                                                        6,621
                                                                                   ----------
Consumer Durables  (5.8%):
                     356   Activision, Inc. (b)                                         4,931
                      46   Beazer Homes USA, Inc.                                       4,910
                      64   Black & Decker Corp.                                         4,944
                      38   Camden Property Trust                                        1,741
                      30   CBL & Associates Properties                                  1,858
                      20   Centex Corp.                                                 1,023
                      75   Cooper Tire & Rubber Co.                                     1,510
                     138   D.R. Horton, Inc.                                            4,571
                     162   Eastman Kodak Co.                                            5,211
                     295   Ford Motor Co.                                               4,145
                      99   General Motors Corp.                                         4,216
                      25   Hovnanian Enterprises Inc., Class A
                            (b)                                                           998
                      26   KB Home                                                      2,238
                      66   MDC Holdings, Inc.                                           4,821
                       7   NVR, Inc. (b)                                                4,017
                     286   Owens-Illinois, Inc. (b)                                     4,571
                      50   Ryland Group, Inc.                                           4,592
                      81   Standard Pacific Corp.                                       4,561
                      56   Winnebago Industries, Inc.                                   1,947
                                                                                   ----------
                                                                                       66,805
                                                                                   ----------
Consumer Non-Durables  (3.5%):
                      36   Altria Group, Inc.                                           1,716
                     199   American Greetings Corp., Class A                            4,989
                      77   Constellation Brands, Inc., Class A
                           (b)                                                          2,948
                     343   Del Monte Foods Co. (b)                                      3,602
                     101   Kellwood Co.                                                 3,689
                     168   Pepsi Bottling Group, Inc.                                   4,569
                      70   Reynolds American, Inc.                                      4,794
                     215   Sara Lee Corp.                                               4,915
                     190   Smithfield Foods, Inc. (b)                                   4,758
                      53   The Warnaco Group, Inc. (b)                                  1,175
                     216   Tyson Foods, Inc., Class A                                   3,453
                                                                                   ----------
                                                                                       40,608
                                                                                   ----------
Consumer Services  (4.9%):
                     133   Argosy Gaming Co. (b)                                        5,213
                     132   Brinker International, Inc. (b)                              4,103
                     212   Cendant Corp.                                                4,571
                   1,289   Charter Communicatons, Inc. (b)                              3,428
                      54   Clear Channel Communications,
                           Inc.                                                         1,680

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                     112   Darden Restaurants, Inc.                                     2,617
                     181   Emmis Communications Corp.,
                           Class A (b)                                                  3,262
                      22   Gannett Co., Inc.                                            1,885
                     143   Jack in the Box, Inc. (b)                                    4,526
                      66   Knight-Ridder, Inc.                                          4,289
                     100   Landry's Seafood Restaurants,
                           Inc.                                                         2,724
                      35   Meredith Corp.                                               1,807
                     102   MGM Grand, Inc. (b)                                          5,043
                     209   Reader's Digest Association, Inc.,
                           Class A                                                      3,048
                     212   THQ, Inc. (b)                                                4,131
                     283   Time Warner, Inc. (b)                                        4,561
                                                                                   ----------
                                                                                       56,888
                                                                                   ----------
Distribution Services  (1.1%):
                     204   Avnet, Inc. (b)                                              3,495
                     155   Hughes Supply, Inc.                                          4,674
                     169   SuperValu, Inc.                                              4,652
                                                                                   ----------
                                                                                       12,821
                                                                                   ----------
Electronic Technology  (9.6%):
                     425   Adaptec, Inc. (b)                                            3,230
                     353   Advanced Micro Devices, Inc. (b)                             4,583
                     166   Agilent Technologies, Inc. (b)                               3,578
                     745   Amkor Technology, Inc. (b)                                   2,720
                      61   Amphenol Corp., Class A (b)                                  2,091
                     576   Applied Micro Circuits Corp. (b)                             1,804
                      61   Armor Holdings, Inc. (b)                                     2,550
                     207   Arrow Electronics, Inc. (b)                                  4,669
                     164   Avaya, Inc. (b)                                              2,287
                     410   Axcelis Technologies, Inc. (b)                               3,396
                      91   Boeing Co.                                                   4,708
                     121   Broadcom Corp., Class A (b)                                  3,294
                      51   Commonwealth Telephone
                           Enterprises, Inc. (b)                                        2,218
                     221   Commscope, Inc. (b)                                          4,768
                      76   Comverse Technology, Inc. (b)                                1,426
                     183   Ditech Communications Corp. (b)                              4,087
                     302   Fairchild Semiconductor
                           International, Inc. (b)                                      4,279
                      86   Harris Corp.                                                 4,745
                     172   Integrated Device Technology, Inc.
                           (b)                                                          1,639
                     781   LSI Logic Corp. (b)                                          3,366
                   1,418   Lucent Technologies, Inc. (b)                                4,496
                     299   Micron Technology, Inc. (b)                                  3,603
                      94   MKS Instruments, Inc. (b)                                    1,448
                     269   Motorola, Inc.                                               4,850
                     109   National Semiconductor Corp. (b)                             1,693
                      33   Northrop Grumman Corp.                                       1,761
                     490   ON Semiconductor Corp. (b)                                   1,534
                      77   Palmone, Inc. (b)                                            2,337
                     230   RF Micro Devices, Inc. (b)                                   1,459
                     373   Solectron Corp. (b)                                          1,844
                     192   Storage Technology Corp. (b)                                 4,837
                     448   Tellabs, Inc. (b)                                            4,113
                     114   Teradyne, Inc. (b)                                           1,528
                     363   Vishay Intertechnology, Inc. (b)                             4,686
                     306   Xerox Corp. (b)                                              4,306
                      69   XM Satellite Radio Holdings, Inc.
                           (b)                                                          2,150
                                                                                   ----------
                                                                                      112,083
                                                                                   ----------
Energy Minerals  (3.3%):
                      55   Amerada Hess Corp.                                           4,925
                      77   Anadarko Petroleum Corp.                                     5,116
                      71   Devon Energy Corp.                                           5,048
                      91   Houston Exploration Co. (b)                                  5,385

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                     274   Magnum Hunter Resources, Inc.
                           (b)                                                          3,163
                      47   Occidental Petroleum Corp.                                   2,606
                     126   Plains Exploration & Product Co.
                           (b)                                                          2,996
                     207   Tesoro Petroleum Corp. (b)                                   6,101
                     151   Vintage Petroleum, Inc.                                      3,023
                                                                                   ----------
                                                                                       38,363
                                                                                   ----------
Finance  (11.6%):
                     118   Accredited Home Lenders Holding
                           Co. (b)                                                      4,556
                     109   ACE Ltd.                                                     4,350
                      97   Allstate Corp.                                               4,669
                     120   American Financial Group, Inc.                               3,600
                     207   AmeriCredit Corp. (b)                                        4,314
                      86   Bank of America Corp.                                        3,712
                      55   Bear Stearns Cos., Inc.                                      5,280
                      33   Boston Properties, Inc. (b)                                  1,818
                      83   Citigroup, Inc.                                              3,651
                     115   Countrywide Financial Corp.                                  4,528
                     107   Doral Financial Corp.                                        4,440
                      58   Equity Residential Properties Trust                          1,809
                      61   Everest Re Group Ltd.                                        4,519
                      38   General Growth Properties                                    1,179
                      53   Goldman Sachs Group, Inc.                                    4,939
                     158   Hibernia Corp., Class A                                      4,166
                      31   Highwoods Properties, Inc.                                     769
                     183   Huntington Bancshares, Inc.                                  4,549
                      84   IndyMac Bancorp, Inc.                                        3,042
                     133   KeyCorp                                                      4,200
                      85   LandAmerica Financial Group, Inc.                            3,866
                      39   Liberty Property Trust                                       1,567
                      98   Lincoln National Corp.                                       4,583
                      78   Loews Corp.                                                  4,580
                      42   Mack Cali Realty Corp.                                       1,865
                     104   MetLife, Inc.                                                4,021
                     118   Nationwide Financial Services, Inc.,
                           Class A                                                      4,145
                      76   New Century Financial Corp.                                  4,597
                      72   PNC Financial Services Group                                 3,884
                     112   Ryder Systems, Inc.                                          5,288
                      78   SAFECO Corp.                                                 3,569
                      27   StanCorp Financial Group, Inc.                               1,940
                      78   UnionBanCal Corp.                                            4,634
                     223   United Rentals, Inc. (b)                                     3,541
                     287   UnumProvident Corp.                                          4,502
                      14   Vornado Realty Trust                                           900
                      97   Wachovia Corp.                                               4,575
                                                                                   ----------
                                                                                      136,147
                                                                                   ----------
Health Services  (4.6%):
                      79   AmerisourceBergen Corp.                                      4,226
                     449   Beverly Enterprises, Inc. (b)                                3,397
                      74   Cigna Corp.                                                  5,127
                      92   Dade Behring Holdings, Inc. (b)                              5,126
                     240   Humana, Inc. (b)                                             4,805
                     151   Kindred Healthcare, Inc. (b)                                 3,693
                     152   Lincare Holdings, Inc. (b)                                   4,523
                     133   PacifiCare Health Systems, Inc.
                           (b)                                                          4,874
                     333   Select Medical Corp                                          4,476
                      99   Sierra Health Services (b)                                   4,769
                      87   Sunrise Assisted Living, Inc. (b)                            3,070
                     233   VISX, Inc. (b)                                               4,804
                                                                                   ----------
                                                                                       52,890
                                                                                   ----------
Health Technology  (5.7%):
                      62   Allergan, Inc.                                               4,514
                     150   Alpharma, Inc., Class A                                      2,742

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                      71   Bausch & Lomb, Inc.                                          4,715
                     230   Biovail Corp. (b)                                            3,984
                     185   Bristol-Myers Squibb Co.                                     4,379
                      98   Celera Genimics Group - Applera
                           (b)                                                          1,143
                     101   Cephalon, Inc. (b)                                           4,816
                      41   Charles River Laboratories
                           International, Inc. (b)                                      1,890
                     134   Edwards Lifesciences Corp. (b)                               4,480
                      65   Eon Labs, Inc. (b)                                           1,414
                     128   Hospira (b)                                                  3,919
                      93   ImClone Systems, Inc. (b)                                    4,920
                      48   Invitrogen Corp. (b)                                         2,655
                      54   Kos Pharmaceuticals, Inc. (b)                                1,921
                     229   Ligand Pharmaceuticals, Inc. (b)                             2,291
                      84   Merck & Co., Inc.                                            2,764
                      28   Ocular Sciences, Inc. (b)                                    1,339
                     138   Pfizer, Inc.                                                 4,222
                     149   Steris Corp. (b)                                             3,274
                     110   Vertex Pharmaceuticals, Inc. (b)                             1,157
                     103   Wyeth                                                        3,847
                                                                                   ----------
                                                                                       66,386
                                                                                   ----------
Industrial Services  (2.6%):
                     134   Cal Dive International, Inc. (b)                             4,760
                      64   Carbo Ceramics, Inc.                                         4,633
                     207   Grant Prideco, Inc. (b)                                      4,250
                      71   Joy Global, Inc.                                             2,448
                     118   Lone Star Technologies, Inc. (b)                             4,446
                     141   Maverick Tube Corp. (b)                                      4,346
                     216   Veritas DGC, Inc. (b)                                        4,926
                                                                                   ----------
                                                                                       29,809
                                                                                   ----------
Non-Energy Minerals  (2.5%):
                     183   Louisiana-Pacific Corp.                                      4,755
                      32   Phelps Dodge Corp.                                           2,901
                      98   Reliance Steel & Aluminum Co.                                3,899
                     158   Steel Dynamics, Inc.                                         6,119
                     247   Stillwater Mining Co. (b)                                    3,830
                     130   United States Steel Corp.                                    4,897
                      64   UST, Inc.                                                    2,592
                                                                                   ----------
                                                                                       28,993
                                                                                   ----------
Process Industries  (2.7%):
                      94   Cabot Corp.                                                  3,622
                      78   Corn Products International, Inc.                            3,595
                     108   FMC Corp. (b)                                                5,258
                     135   Georgia-Pacific Corp.                                        4,846
                      55   Monsanto Co.                                                 1,999
                     152   OM Group, Inc. (b)                                           5,575
                      51   Rohm & Haas Co.                                              2,194
                     228   RPM International, Inc.                                      4,019
                                                                                   ----------
                                                                                       31,108
                                                                                   ----------
Producer Manufacturing  (6.1%):
                     226   AGCO Corp. (b)                                               5,108
                      35   Crane Co.                                                    1,019
                      65   Cummins, Inc.                                                4,804
                     211   Dana Corp.                                                   3,731
                      63   Deere & Co.                                                  4,085
                      60   Energizer Holdings, Inc. (b)                                 2,783
                      85   Manitowoc Co., Inc.                                          3,021
                     127   Navistar International Corp. (b)                             4,724
                      71   Paccar, Inc.                                                 4,915
                      34   Parker-Hannifin Corp.                                        1,987
                     186   Rayovac Corp. (b)                                            4,895
                     132   SPX Corp.                                                    4,673
                     114   Terex Corp. (b)                                              4,949
                      76   Textron, Inc.                                                4,907
                     169   Timken Co.                                                   4,170
                     153   Tyco International Ltd.                                      4,693

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                      70   Varian, Inc. (b)                                             2,647
                     433   Visteon Corp.                                                3,459
                                                                                   ----------
                                                                                       70,570
                                                                                   ----------
Retail Trade  (8.1%):
                     138   Abercrombie & Fitch Co., Class A                             4,339
                     167   Aeropostale, Inc. (b)                                        4,387
                     114   American Eagle Outfitters, Inc.                              4,187
                     176   Ann Taylor Stores Corp. (b)                                  4,109
                      63   AutoZone, Inc. (b)                                           4,888
                      69   Barnes & Noble, Inc. (b)                                     2,544
                     192   BJ's  Wholesale Club, Inc. (b)                               5,247
                     194   Borders Group, Inc.                                          4,821
                     318   Charming Shoppes (b)                                         2,266
                     329   CKE Restaurants, Inc. (b)                                    3,639
                      44   J.C. Penney, Inc.                                            1,565
                     194   Limited Brands, Inc.                                         4,320
                     143   Men's Wearhouse, Inc. (b)                                    4,147
                      74   Nu Skin Enterprises, Inc. Class A                            1,735
                     321   Office Depot, Inc. (b)                                       4,827
                     344   Payless Shoesource, Inc. (b)                                 3,487
                     141   Penn National Gaming, Inc. (b)                               5,696
                     164   Pep Boys-Manny, Moe & Jack                                   2,296
                     237   Priceline.com, Inc. (b)                                      5,247
                     160   Rent-A-Center, Inc. (b)                                      4,138
                   1,030   Rite Aid Corp. (b)                                           3,625
                     110   Sherwin-Williams Co.                                         4,847
                     294   Toys "R" Us, Inc. (b)                                        5,216
                      90   United Auto Group, Inc.                                      2,254
                      53   Yankee Candle Co. (b)                                        1,549
                                                                                   ----------
                                                                                       95,376
                                                                                   ----------
Technology Services  (5.0%):
                     187   Amdocs Ltd. (b)                                              4,081
                     322   BEA Systems, Inc. (b)                                        2,223
                     278   BMC Software, Inc. (b)                                       4,391
                     170   Computer Associates International,
                           Inc.                                                         4,459
                     102   Computer Sciences Corp. (b)                                  4,810
                     758   Compuware Corp. (b)                                          3,901
                     217   CSG Systems International, Inc.
                           (b)                                                          3,348
                     456   Earthlink, Inc. (b)                                          4,693
                     273   Eresearch Technology, Inc. (b)                               3,645
                     126   InfoSpace, Inc. (b)                                          5,987
                     270   Ingram Micro, Inc. (b)                                       4,351
                     501   Parametric Technology Corp. (b)                              2,647
                      91   Serena Software, Inc. (b)                                    1,517
                     101   Tech Data Corp. (b)                                          3,900
                     228   Verisign, Inc. (b)                                           4,532
                                                                                   ----------
                                                                                       58,485
                                                                                   ----------
Transportation  (1.7%):
                     100   CNF, Inc.                                                    4,107
                     134   Norfolk Southern Corp.                                       3,980
                     156   Skywest, Inc.                                                2,349
                     231   Swift Transportation Co., Inc. (b)                           3,879
                     122   United Defense Industries, Inc. (b)                          4,886
                                                                                   ----------
                                                                                       19,201
                                                                                   ----------
Utilities  (4.9%):
                     206   AES Corp. (b)                                                2,057
                     415   Centerpoint Energy, Inc.                                     4,298
                     446   CMS Energy Corp. (b)                                         4,249
                     109   Constellation Energy Group, Inc.                             4,356
                     218   Duke Energy Corp.                                            4,997
                   1,154   Dynegy, Inc. (b)                                             5,759
                     173   Edison International, Inc.                                   4,574
                      34   Equitable Resources, Inc.                                    1,844
                     102   Keyspan Corp.                                                4,006
                      48   NiSource, Inc.                                               1,004

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                      53   Northeast Utilities                                          1,025
                     248   Pepco Holdings, Inc.                                         4,940
                     149   PG&E Corp. (b)                                               4,523
                      48   Progress Energy, Inc.                                        2,015
                      59   Sempra Energy                                                2,147
                     226   Sierra Pacific Resources (b)                                 2,027
                      83   UGI Corp.                                                    3,091
                                                                                   ----------
                                                                                       56,912
                                                                                   ----------
TOTAL COMMON STOCKS                                                                 1,000,504
                                                                                   ----------
INVESTMENT COMPANIES  (12.5%):

                  79,173   One Group Institutional Prime Money
                           Market Fund, Class I (c)                                    79,173
                  67,031   One Group Prime Money Market
                           Fund, Class I (c)                                           67,031
                                                                                   ----------
TOTAL INVESTMENT COMPANIES                                                            146,204
                                                                                   ----------
TOTAL (COST $1,087,733) (a)                                                        $1,146,708
                                                                                   ==========

------------
Percentages indicated are based on net assets of $1,160,974.

(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

Unrealized appreciation                                               $ 95,565
Unrealized depreciation                                                (36,590)
                                                                      --------
Net unrealized appreciation (depreciation)                            $ 58,975
                                                                      ========

      Aggregate cost for federal income tax purposes differs from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

(b)   Non-income producing securities.

(c)   Investment in affiliate.

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

ONE GROUP MUTUAL FUNDS
MARKET NEUTRAL FUND
Schedule of Securities Sold Short                             September 30, 2004
(Amounts in thousands)
(Unaudited)

THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("THE LIST") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

                              SECURITY
         SHARES              DESCRIPTION                                          VALUE
         ------              -----------                                         --------
COMMON STOCKS  (85.6%):
Commercial Services  (2.4%):
                      59   Adesa, Inc. (b)                                       $    969
                      20   Allete, Inc.                                               639
                      95   Arbitron, Inc. (b)                                       3,491
                      73   Corporate Executive Board Co.                            4,484
                     572   Doubleclick, Inc. (b)                                    3,378
                     116   Iron Mountain, Inc. (b)                                  3,936
                     199   Monster Worldwide, Inc. (b)                              4,913
                      53   Moody's Corp.                                            3,918
                      80   R.R. Donnelley & Sons Co.                                2,512
                                                                                 --------
                                                                                   28,240
                                                                                 --------
Communications  (1.7%):
                     326   American Tower Corp. (b)                                 5,004
                     175   Crown Castle International Corp.
                           (b)                                                      2,598
                     158   Nextel Communications, Inc., Class
                           A (b)                                                    3,766
                     188   Sprint Corp., FON Group                                  3,793
                     668   UnitedGlobalCom (b)                                      4,990
                                                                                 --------
                                                                                   20,151
                                                                                 --------
Consumer Durables  (3.2%):
                     294   Callaway Golf Co.                                        3,107
                     103   Ethan Allen Interiors, Inc.                              3,573
                      64   Fortune Brands, Inc.                                     4,759
                     134   Gentex Corp.                                             4,698
                      56   HNI Corp.                                                2,205
                     239   Mattel, Inc.                                             4,330
                      87   Maytag Corp.                                             1,599
                     253   Smurfit-Stone Container Corp. (b)                        4,898
                     131   Superior Industries International,
                           Inc.                                                     3,931
                     124   Take-Two Interactive Software, Inc.
                           (b)                                                      4,082
                                                                                 --------
                                                                                   37,182
                                                                                 --------
Consumer Non-Durables  (4.5%):
                     161   Campbell Soup Co.                                        4,229
                     127   Church & Dwight, Inc.                                    3,559
                      96   Cintas Corp.                                             4,027
                      88   Colgate Palmolive Co.                                    3,968
                      48   General Mills, Inc.                                      2,140
                      39   Hershey Foods Corp.                                      1,811
                     118   Jarden Corp. (b)                                         4,313
                      94   JM Smuckers Co.                                          4,177
                      88   Kellogg Co.                                              3,756
                     152   Kraft Foods, Inc.                                        4,818
                     132   McCormick & Co., Inc.                                    4,525
                      92   PepsiCo, Inc.                                            4,453
                      98   Regal Entertainment Group, Class
                           A                                                        1,879
                      75   Wm. Wrigley Jr. Co.                                      4,757
                                                                                 --------
                                                                                   52,412
                                                                                 --------
Consumer Services  (5.8%):
                     117   Cheesecake Factory, Inc. (b)                             5,093
                     265   Citadel Broadcasting Corp. (b)                           3,396

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                     167   DeVry, Inc. (b)                                          3,448
                      81   Dow Jones & Co., Inc.                                    3,280
                      87   E.W. Scripps Co., Class A                                4,180
                     141   Fox Entertainment Group, Inc. (b)                        3,922
                     159   GTECH Holdings Corp.                                     4,026
                      93   H & R Block, Inc.                                        4,580
                     194   Hilton Hotels Corp.                                      3,663
                     102   IAC/InterActiveCorp (b)                                  2,252
                     244   Interpublic Group of Cos., Inc. (b)                      2,588
                      87   Lamar Advertising Co., Class A (b)                       3,613
                      94   P.F. Chang's China Bistro, Inc. (b)                      4,540
                     276   The Directv Group, Inc. (b)                              4,846
                     131   Univision Communications, Inc. (b)                       4,130
                     123   Weight Watchers Int'l, Inc. (b)                          4,780
                      90   Wynn Resorts Ltd. (b)                                    4,652
                                                                                 --------
                                                                                   66,989
                                                                                 --------
Distribution Services  (1.3%):
                     104   Andrx Corp. (b)                                          2,325
                      32   CDW Corp.                                                1,855
                      61   Patterson Cos., Inc. (b)                                 4,639
                     117   SCP Pool Corp.                                           3,118
                     123   United Natural Foods, Inc. (b)                           3,263
                                                                                 --------
                                                                                   15,200
                                                                                 --------
Electronic Technology  (10.4%):
                     211   Altera Corp. (b)                                         4,124
                     273   American Power Conversion Corp.                          4,739
                      97   Analog Devices, Inc.                                     3,776
                   1,662   CIENA Corp. (b)                                          3,291
                      81   Cymer, Inc. (b)                                          2,335
                      59   Dell, Inc. (b)                                           2,118
                      99   Diebold, Inc.                                            4,634
                     362   EMC Corp. (b)                                            4,180
                      75   FLIR Systems, Inc. (b)                                   4,364
                     191   Foundry Networks, Inc. (b)                               1,812
                     903   Gateway, Inc. (b)                                        4,470
                      98   Global Payments, Inc.                                    5,243
                     149   Integrated Circuit Systems, Inc. (b)                     3,205
                     226   InterDigital Communications Corp.
                           (b)                                                      3,696
                     127   Jabil Circuit, Inc. (b)                                  2,926
                     210   Juniper Networks, Inc. (b)                               4,946
                     307   KEMET Corp. (b)                                          2,480
                      96   KLA-Tencor Corp. (b)                                     3,965
                      70   Kronos, Inc. (b)                                         3,091
                      48   Linear Technology Corp.                                  1,724
                     214   Network Appliance, Inc. (b)                              4,924
                     246   NVIDIA Corp. (b)                                         3,576
                     254   PMC - Sierra, Inc. (b)                                   2,242
                     126   Qualcomm, Inc.                                           4,928
                     301   Rambus, Inc. (b)                                         4,716
                     137   Raytheon Co.                                             5,200
                     137   Rockwell Collins                                         5,100
                     197   Scientific Games Corp. (b)                               3,759
                     187   Semtech Corp. (b)                                        3,584
                     234   Webex Communications, Inc. (b)                           5,112
                     154   Xilinx, Inc.                                             4,166
                      38   Zebra Technologies Corp., Class A
                           (b)                                                      2,293
                                                                                 --------
                                                                                  120,719
                                                                                 --------
Energy Minerals  (3.1%):
                     111   Arch Coal, Inc.                                          3,931
                      75   Cabot Oil & Gas Corp., Class A                           3,353
                     111   Consol Energy, Inc.                                      3,864
                      87   Exxon Mobil Corp.                                        4,222
                     115   Graftech International Ltd. (b)                          1,604
                      58   Murphy Oil Corp.                                         5,074
                      53   Pioneer Natural Resources Co.                            1,842

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                     155   Quicksilver Resouces, Inc. (b)                           5,061
                     181   Range Resources Corp.                                    3,159
                      58   Spinnaker Exploration Co. (b)                            2,035
                      56   St. Mary Land & Exploration Corp.                        2,227
                                                                                 --------
                                                                                   36,372
                                                                                 --------
Finance  (11.4%):
                     114   A.G. Edwards, Inc.                                       3,953
                      59   AFLAC, Inc.                                              2,329
                      98   American Express Co.                                     5,056
                     332   Ameritrade Holdings Corp. (b)                            3,984
                      12   Apartment Investment &
                           Management Co.                                             426
                     132   Bank of New York Co., Inc.                               3,861
                      39   Centerpoint Properties Corp.                             1,705
                     519   Charles Schwab Corp.                                     4,765
                      77   Chittenden Corp.                                         2,112
                     104   ChoicePoint, Inc. (b)                                    4,421
                      43   Cousins Properties, Inc.                                 1,477
                     104   Crescent Real Estate Equities Co.                        1,629
                     100   Cullen/Frost Bankers, Inc.                               4,625
                      24   Developers Diversified Realty
                           Corp.                                                      935
                      78   Equity Office Properties Trust                           2,127
                      20   Federal Realty Investment Trust                            873
                     162   Federated Investors, Inc.                                4,607
                      98   Fifth Third Bancorp                                      4,846
                      79   Franklin Resources, Inc.                                 4,381
                      66   Freddie Mac                                              4,324
                      51   Gables Residential Trust                                 1,730
                      73   Hudson City Bancorp, Inc.                                2,597
                      89   Independence Community Bank
                           Corp.                                                    3,465
                     385   Knight Trading Group, Inc. (b)                           3,551
                      45   Legg Mason, Inc.                                         2,397
                      93   Marsh & McLennan Cos., Inc.                              4,259
                      51   Mellon Financial Corp.                                   1,415
                      77   Mercantile Bankshares Corp.                              3,713
                      96   People's Bank                                            3,442
                      95   Piper Jaffray Cos., Inc. (b)                             3,759
                      25   Post Properties, Inc.                                      749
                     140   Principal Financial Group                                5,024
                     126   Provident Financial Services, Inc.                       2,168
                     119   Southwest Bancorp of Texas                               2,396
                     146   St. Paul Co., Inc.                                       4,811
                      32   Strayer Education, Inc.                                  3,709
                     160   Synovus Financial Corp.                                  4,185
                      74   T. Rowe Price Group, Inc.                                3,774
                     100   UCBH Holdings, Inc.                                      3,909
                     170   Waddell & Reed Financial, Inc.,
                           Class A                                                  3,730
                      43   Wells Fargo & Co.                                        2,570
                      65   Wilmington Trust Corp.                                   2,368
                                                                                 --------
                                                                                  132,157
                                                                                 --------
Health Services  (3.9%):
                     159   Alkermes, Inc. (b)                                       1,838
                     144   Caremark Rx, Inc. (b)                                    4,631
                      33   Centene Corp. (b)                                        1,390
                     107   Covance, Inc. (b)                                        4,296
                     116   Health Management Associates,
                           Inc., Class A                                            2,367
                     157   IMS Health, Inc.                                         3,749
                      86   Martek Biosciences Corp. (b)                             4,190
                     136   Medicines Co. (b)                                        3,280
                     123   Pharmaceutical Product
                           Development, Inc. (b)                                    4,426
                      81   Stericycle, Inc. (b)                                     3,704
                     447   Tenet Healthcare Corp. (b)                               4,826

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                     203   VCA Antech, Inc. (b)                                     4,193
                      85   Wright Medical Group, Inc. (b)                           2,140
                                                                                 --------
                                                                                   45,030
                                                                                 --------
Health Technology  (6.7%):
                     129   Advanced Medical Optics (b)                              5,094
                      65   Biogen Idec, Inc. (b)                                    3,966
                      88   Biomet, Inc.                                             4,130
                     202   Cytyc Corp. (b)                                          4,890
                      29   Eli Lilly & Co.                                          1,768
                     125   Endo Pharmaceuticals Holdings, Inc.
                            (b)                                                     2,289
                      81   Fisher Scientific International, Inc.
                           (b)                                                      4,729
                      97   Genentech, Inc. (b)                                      5,082
                      89   ICOS Corp. (b)                                           2,149
                     257   Impax Laboratories, Inc. (b)                             3,940
                      75   MedImmune, Inc. (b)                                      1,774
                      42   Medtronic, Inc.                                          2,169
                      90   Millipore Corp. (b)                                      4,297
                     317   Nektar Therapeutics (b)                                  4,587
                     129   Pall Corp.                                               3,156
                      80   Resmed, Inc. (b)                                         3,824
                     241   Schering-Plough Corp.                                    4,601
                     104   Sepracor, Inc. (b)                                       5,051
                      71   St. Jude Medical, Inc. (b)                               5,379
                      66   Zimmer Holdings, Inc. (b)                                5,180
                                                                                 --------
                                                                                   78,055
                                                                                 --------
Industrial Services  (4.8%):
                      58   Cooper Cameron Corp. (b)                                 3,164
                     189   Diamond Offshore Drilling, Inc.                          6,219
                     482   El Paso Corp.                                            4,430
                     156   ENSCO International, Inc.                                5,104
                     109   Fluor Corp.                                              4,835
                     160   Helmerich & Payne, Inc.                                  4,603
                     112   Jacobs Engineering Group, Inc. (b)                       4,285
                     119   Noble Corp. (b)                                          5,351
                     268   Patterson-UTI Energy, Inc.                               5,106
                     195   Rowan Cos., Inc. (b)                                     5,150
                      68   Tetra Tech, Inc. (b)                                       862
                     123   Western Gas Resources, Inc.                              3,529
                     295   Williams Cos., Inc.                                      3,567
                                                                                 --------
                                                                                   56,205
                                                                                 --------
Non-Energy Minerals  (0.5%):
                     123   Allegheny Technologies, Inc.                             2,244
                     176   Olin Corp.                                               3,528
                                                                                 --------
                                                                                    5,772
                                                                                 --------
Process Industries  (2.6%):
                     124   Bowater, Inc.                                            4,746
                     664   Coeur D'Alene Mines Corp. (b)                            3,146
                     145   Donaldson Co., Inc.                                      4,118
                     107   Du Pont (EI) de Nemours & Co.                            4,574
                     151   Ecolab, Inc.                                             4,750
                     192   Lyondell Chemical Co.                                    4,310
                     196   Packaging Corp. of America                               4,801
                                                                                 --------
                                                                                   30,445
                                                                                 --------
Producer Manufacturing  (3.8%):
                       6   Actuant Corp., Class A (b)                                 258
                     124   American Standard Cos., Inc. (b)                         4,813
                      72   Avery Dennison Corp.                                     4,718
                      72   Danaher Corp.                                            3,709
                     152   Federal Signal Corp.                                     2,833
                     145   General Electric Co.                                     4,861
                     127   Herman Miller, Inc.                                      3,142
                     111   IDEX Corp.                                               3,754
                      56   Minnesota Mining & Manufacturing
                           Co.                                                      4,441

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                      72   Roper Industries, Inc.                                   4,141
                     125   Trinity Industries, Inc.                                 3,896
                     242   Unova, Inc. (b)                                          3,396
                                                                                 --------
                                                                                   43,962
                                                                                 --------
Retail Trade  (7.4%):
                     342   99 Cents Only Stores (b)                                 4,864
                     122   Bed Bath & Beyond, Inc. (b)                              4,545
                     233   Carmax, Inc. (b)                                         5,011
                      97   Cost Plus, Inc. (b)                                      3,436
                     129   Dick's Sporting Goods, Inc. (b)                          4,588
                     106   Dollar General Corp.                                     2,133
                     140   Family Dollar Stores, Inc.                               3,805
                      69   Fastenal Co.                                             3,946
                      96   Kohl's Corp. (b)                                         4,648
                     254   Marvel Enterprises, Inc. (b)                             3,700
                      57   MSC Industrial Direct Co., Class A                       1,943
                      96   O'Reilly Automotive, Inc. (b)                            3,670
                     121   Petco Animal Supplies, Inc. (b)                          3,964
                     158   Petsmart, Inc.                                           4,486
                     129   Pier 1 Imports, Inc.                                     2,340
                     179   Ross Stores, Inc.                                        4,186
                      87   Target Corp.                                             3,920
                     146   Tiffany & Co.                                            4,477
                     109   Tractor Supply Co. (b)                                   3,422
                      76   Wal-Mart Stores, Inc.                                    4,018
                     108   Walgreen Co.                                             3,874
                      57   Whole Foods Market, Inc.                                 4,895
                                                                                 --------
                                                                                   85,871
                                                                                 --------
Technology Services  (6.1%):
                     105   Adobe Systems, Inc.                                      5,211
                     204   Ascential Software Corp. (b)                             2,745
                     122   Ask Jeeves, Inc. (b)                                     4,004
                      93   Automatic Data Processing, Inc.                          3,842
                     145   BISYS Group, Inc. (b)                                    2,121
                     198   Ceridian Corp. (b)                                       3,638
                     465   CNET Networks, Inc. (b)                                  4,258
                      93   Electronic Arts, Inc. (b)                                4,279
                      79   Filenet Corp. (b)                                        1,376
                      90   First Data Corp.                                         3,916
                     153   Manhattan Associates, Inc. (b)                           3,746
                     131   Mercury Interactive Corp. (b)                            4,567
                     104   National Instruments Corp.                               3,145
                     152   Paychex, Inc.                                            4,590
                     250   Red Hat, Inc. (b)                                        3,064
                     369   Seagate Technology                                       4,986
                      90   Symantec Corp. (b)                                       4,921
                     613   WebMD Corp. (b)                                          4,265
                     112   Zoran Corp. (b)                                          1,755
                                                                                 --------
                                                                                   70,429
                                                                                 --------
Transportation  (2.0%):
                      71   C.H. Robinson Worldwide, Inc.                            3,308
                      69   Expeditors International of
                           Washington, Inc.                                         3,547
                     146   JetBlue Airways Corp. (b)                                3,059
                      73   Landstar System, Inc. (b)                                4,302
                     307   Southwest Airlines Co.                                   4,181
                      63   United Parcel Service, Inc., Class
                           B                                                        4,785
                                                                                 --------
                                                                                   23,182
                                                                                 --------
Utilities  (4.0%):
                     107   Ameren Corp.                                             4,955
                     126   Cinergy Corp.                                            4,986
                     119   Consolidated Edison, Inc.                                5,008
                     124   Duquesne Light Holdings, Inc.                            2,235
                      33   Entergy Corp.                                            2,029
                     166   Hawaiian Electric Industries, Inc.                       4,397
                      65   Kinder Morgan, Inc.                                      4,101

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                      48   Public Service Enterprise Group,
                           Inc.                                                     2,054
                     121   Puget Energy, Inc.                                       2,745
                     165   Southern Co.                                             4,950
                     165   Southern Union Co. (b)                                   3,373
                     191   TECO Energy, Inc.                                        2,582
                      77   Wisconsin Energy Corp.                                   2,465
                                                                                 --------
                                                                                   45,880
                                                                                 --------
TOTAL COMMON STOCKS                                                               994,253
                                                                                 --------
TOTAL (COST $953,624) (a)                                                        $994,253
                                                                                 ========

------------
Percentages indicated are based on net assets of $1,160,974.

(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

Unrealized appreciation ..........................                    $  69,723
Unrealized depreciation ..........................                      (29,094)
                                                                      ---------
Net unrealized appreciation (depreciation) .......                    $  40,629
                                                                      =========

      Aggregate cost for federal income tax purposes differs from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

(b)   Non-income producing securities.

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

ONE GROUP MUTUAL FUNDS
INTERNATIONAL EQUITY INDEX FUND
Schedule of Portfolio Investments                             September 30, 2004
(Amounts in thousands)
(Unaudited)

THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("THE LIST") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

        SHARES
          OR
       PRINCIPAL               SECURITY
        AMOUNT                DESCRIPTION                                         VALUE
        ------                -----------                                        --------
COMMON STOCKS  (96.9%):
Argentina  (0.4%):
                     112   Banco Frances Rio SA (b)                              $    245
                      34   Grupo Financiero Galicia SA                                224
                     482   PC Holdings SA (b)                                         537
                      16   Siderar SA, Class A                                         95
                      44   Telecom Argentina SA (b)                                   480
                     232   Tenaris SA                                               1,072
                     125   Transportadora de Has Del Sur SA
                           (b)                                                        121
                       8   YPF Sociedad Anonima SA                                    338
                                                                                 --------
                                                                                    3,112
                                                                                 --------
Australia  (3.0%):
                      78   Alumina Ltd.                                               317
                      72   Amcor Ltd.                                                 377
                     114   AMP Ltd.                                                   517
                      16   Aristocrat Leisure Ltd.                                     89
                     123   Australia & New Zealand Banking
                           Group Ltd.                                               1,697
                      53   Australian Gas Light Co., Ltd.                             516
                       9   Australian Stock Exchange Ltd.                             101
                      63   BHP Steel Ltd.                                             396
                      66   Boral Ltd.                                                 332
                      85   Brambles Industries Ltd.                                   440
                     234   Broken Hill Proprietary Co., Ltd.                        2,442
                      68   Coca-Cola Amatil Ltd.                                      349
                      98   Coles Myer Ltd.                                            664
                      81   Commonwealth Bank of Australia                           1,787
                      52   Computershare Ltd.                                         153
                      14   CSL Ltd.                                                   298
                      93   CSR Ltd.                                                   167
                     205   Foster's Brewing Group Ltd.                                704
                      33   Futuris Corp., Ltd.                                         45
                     206   General Property Trust Ltd.                                552
                      61   HHG PLC (b)                                                 51
                      36   Iluka Resources Ltd.                                       129
                      48   Insuance Australia Group, Ltd.                             181
                      41   James Hardie Industries Ltd.                               173
                      20   John Fairfax Holdings Ltd.                                  53
                       3   Lang Corp., Ltd.                                            11
                      18   Leighton Holdings Ltd.                                     122
                      44   Lend Lease Corp.                                           363
                      12   Macquarie Bank Ltd.                                        326
                      86   Macquarie Infrastructure Group                             233
                       8   Mayne Nickless Ltd.                                         23
                     112   National Australia Bank Ltd.                             2,197
                      64   National Mutual Holdings, Ltd.                             186
                      24   Newcrest Mining Ltd.                                       264
                     124   News Corp., Ltd.                                         1,029
                      51   Onesteel Ltd.                                              114
                      10   Orica Ltd.                                                 120
                      67   Origin Energy Ltd.                                         294
                      22   Pacific Brands Ltd.                                         47
                      26   Pacific Dunlop Ltd.                                        170
                      24   Paperlinx Ltd.                                              92
                      56   QBE Insurance Group Ltd. (e)                               534

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                      72   Rinker Group Ltd.                                          454
                      21   Rio Tinto Ltd.                                             574
                      54   Santos Ltd.                                                287
                      63   Southcorp Holdings Ltd. (b)                                155
                       5   Stockland New Shares (b)                                    19
                     145   Stockland Trust Group                                      602
                      33   Suncorp-Metway Ltd.                                        369
                      47   Tabcorp Holdings Ltd.                                      521
                     143   Telstra Corp., Ltd.                                        483
                       9   Toll Holdings Ltd.                                          80
                      19   Transurban Group Ltd.                                       75
                      22   Wesfarmers Ltd.                                            510
                      75   Westfield Group (b)                                        832
                     140   Westpac Banking Corp., Ltd. (e)                          1,812
                      79   WMC Resources Ltd.                                         308
                      15   Woodside Petroleum Ltd.                                    213
                      61   Woolworths Ltd.                                            607
                                                                                 --------
                                                                                   26,556
                                                                                 --------
Austria  (1.9%):
                       2   Bank Austira Creditanstalt                                 152
                       7   Boehler Uddeholm AG                                        643
                      12   BWT AG                                                     297
                      93   Ersete Bank Der Oesterreichischen
                           Sparkassen AG                                            3,853
                       9   Flughafen Wien AG                                          578
                      51   Immofinanz Immobilien Anlagen AG
                           (b)                                                        421
                       6   Mayr-Melnhof Karton AG                                     886
                      13   OMV AG                                                   3,074
                       7   Osterreichische
                           Elekrizitaitswirtschafts AG, Class A                     1,240
                      16   Radex-Heraklith Industriebeteiligungs
                            AG (b)                                                    351
                     219   Telekom Austria AG                                       3,074
                       8   VA Technologie AG (b)                                      489
                      31   Wienerberger Baustoffindustrie AG                        1,180
                                                                                 --------
                                                                                   16,238
                                                                                 --------
Belgium  (2.0%):
                      17   Agfa Gevaert NV (e)                                        506
                       4   Bekaert SA (e)                                             272
                      20   Belgacom SA (b)                                            720
                       7   Colrayt SA (e)                                             916
                       6   Delhaize-Le Lion SA                                        372
                      67   Dexia SA (e)                                             1,251
                       7   Electrabel SA (e)                                        2,428
                     170   Fortis SA (e)                                            4,060
                      21   Groupe Bruxelles Lambert SA (e)                          1,443
                      27   Interbrew Co. (e)                                          904
                      26   Kredietbank NV (e)                                       1,703
                       2   Mobistar SA (b)                                            149
                       0   Omega Pharma SA                                             23
                       0   SA D'Ieteren NV (e)                                         74
                      15   Solvay SA                                                1,349
                     221   Suez Lyonnaise Des Eaux, Strip                               3
                     195   Total Fina SA, Strip                                         2
                      20   UCB SA (e)                                               1,048
                       3   Union Miniere Group SA (e)                                 239
                                                                                 --------
                                                                                   17,462
                                                                                 --------
Brazil  (0.2%):
                       5   Banco Bradesco SA                                          277
                  12,479   Centrais Electricas Brasileiras SA                         200
                       7   Petroleo Brasileiro SA ADR                                 233
                      21   Telefonica SA ADR                                          949
                      24   Uniao de Bancos Brasileir SA                                50
                                                                                 --------
                                                                                    1,709
                                                                                 --------
Chile  (0.4%):

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                       5   Cristalerias de Chile SA ADR                               144
                      24   Embotelladora Andina SA ADR                                285
                     195   Enersis SA ADR                                           1,411
                      19   Masisa SA ADR                                              311
                     156   Telecomunicaciones de Chile SA
                           ADR                                                      1,732
                                                                                 --------
                                                                                    3,883
                                                                                 --------
China  (0.5%):
                     375   Beijing Datang Power Generation
                           Ltd.                                                       305
                     265   China Mobile Ltd.                                          806
                      18   China Mobile Ltd. ADR                                      275
                      24   Citic Pacific Ltd.                                          61
                      70   Denway Motors Ltd.                                          24
                     314   Huaneng Power International, Inc.                          254
                      68   Legend Holdings Ltd.                                        23
                   1,067   Petrochina Co., Ltd.                                       571
                     990   Yanzhou Coal Mining Co.                                  1,281
                   1,903   Yizheng Chemical Fibre Co.                                 437
                     995   Zhejiang Expressway Co., Ltd.                              651
                                                                                 --------
                                                                                    4,688
                                                                                 --------
Denmark  (1.2%):
                       4   Carlsberg A/S, Class B                                     174
                       1   Coloplast A/S, Class B                                      50
                       0   D/S Svendborg A/S, Class B                               1,595
                       9   Danisco A/S (e)                                            489
                      81   Danske Bank A/S (e)                                      2,124
                       2   DSV de Sammensluttede
                           Vognmaend A/S                                              116
                       7   FLS Industries A/S, Class B (b)                             82
                      44   GN Store Nord A/S (GN Great
                           Nordic)                                                    447
                      13   Group 4 A/S (b)                                            215
                      13   Group 4 Falck A/S (b)                                      108
                      10   H. Lunbeck A/S                                             183
                       7   ISS A/S                                                    387
                       3   Nkt Holding A/S                                             70
                      39   Novo Nordisk A/S                                         2,145
                      10   Novozymes A/S, Class B (e)                                 452
                      35   TDC A/S (e)                                              1,232
                      40   Vestas Wind Systems A/S (b)                                574
                                                                                 --------
                                                                                   10,443
                                                                                 --------
Finland  (0.8%):
                      15   Elisa Communications Oyj (b)                               203
                       5   Fortum Oyj                                                  65
                      55   Nokia Corp. ADR                                            754
                     267   Nokia Oyj, Class A                                       3,681
                      22   Outokumpu Oyj, Class A                                     376
                      30   Sampo Insurance Co.                                        332
                      31   Stora Enso Oyj, Class R                                    424
                      11   Tieto Corp., Class B                                       316
                      26   UPM-Kymmene Corp.                                          487
                                                                                 --------
                                                                                    6,638
                                                                                 --------
France  (9.4%):
                      19   Accor SA (e)                                               745
                      14   Air France                                                 226
                     133   Alcatel Alsthom SA (b) (e)                               1,558
                     641   Alstom (b)                                                 383
                       4   Atos Origin SA (b)                                         200
                     149   Axa (e)                                                  3,027
                      87   Banque Nationale de Paris SA (e)                         5,613
                       7   BBVA Banco Frances SA (b)                                   47
                      18   Bouygues SA                                                680
                      12   Business Objects SA (b)                                    270
                      18   Cap Gemini Sogeti SA (b) (e)                               422
                      63   Carrefour SA (e)                                         2,954

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                       7   Casino Guichard-Perrachon SA (e)                           517
                       1   CNP Assurances                                              65
                      32   Compagnie de Saint-Gobain SA (e)                         1,670
                       4   Compagnie Francaise d'Etudes et de
                           Construction Technip                                       607
                      57   Credit Agricole SA                                       1,556
                       8   Dassault Systems SA (e)                                    375
                       9   Essilor International SA (e)                               570
                      25   European Aeronautic Defence &
                           Space Co. (e)                                              668
                     125   France Telecom SA                                        3,131
                      26   Groupe Danone (e)                                        2,044
                       7   Imerys SA (e)                                              434
                       7   L'Air Liquide SA (e)                                     1,154
                       9   L'Air Liquide SA, Registered Shares
                           (b)                                                      1,378
                      35   L'Oreal SA (e)                                           2,266
                      16   Lafarge SA (e)                                           1,429
                      13   Lagardere S.C.A. (e)                                       781
                      27   LVMH (Louis Vuitton Moet
                           Hennessy) SA (e)                                         1,812
                      15   Michelin, Class B, Registered Shares
                           (e)                                                        753
                       8   Pernod-Ricard SA                                         1,038
                       8   Pinault Printemps Redoute SA (e)                           747
                      24   PSA Peugeot Citroen SA (e)                               1,468
                      14   Publicis Groupe SA (e)                                     395
                      17   Renault SA                                               1,411
                       4   Sagem SA (e)                                               421
                     169   Sanofi Synthelabo SA (e)                                12,305
                      21   Schneider SA (e)                                         1,388
                       7   Societe BIC SA (e)                                         315
                      34   Societe Generale, Class A                                3,040
                      13   Societe Television Francaise 1
                           (T.F.1)                                                    375
                      17   Sodexho Alliance SA (e)                                    454
                      76   STMicroelectronics NV (e)                                1,305
                      97   Suez Lyonnaise Des Eaux SA (e)                           2,089
                      13   Thales SA (e)                                              418
                      23   Thomson Multimedia SA (e)                                  480
                      62   Total SA, Class B (e)                                   12,676
                       3   Unibail SA                                                 323
                       7   Valeo SA (e)                                               271
                      28   Veolia Environment SA                                      800
                       7   Vinci SA (e)                                               834
                     110   Vivendi Universal SA (b)                                 2,833
                                                                                 --------
                                                                                   82,721
                                                                                 --------
Germany  (12.5%):
                      10   Adidas AG                                                1,418
                      66   Allianz AG                                               6,661
                      15   Altana AG                                                  885
                       3   AMB Generali Holdings AG                                   193
                     110   BASF AG                                                  6,499
                     135   Bayer AG                                                 3,689
                     127   Bayerische Vereinsbank AG (b)                            2,429
                       8   Beiersdorf AG, Series ABC                                  769
                      10   Carbon AG (b)                                              115
                       4   Celesio AG                                                 301
                       3   CKAG Colonia Konzern AG                                    129
                      87   Commerzbank AG (b)                                       1,609
                      30   Continental AG                                           1,638
                     182   Daimler-Chrysler AG                                      7,502
                     115   Deutsche Bank AG, Registered
                           Shares                                                   8,253
                      21   Deutsche Boerse AG                                       1,054
                      90   Deutsche Post AG                                         1,745
                     539   Deutsche Telekom AG (b)                                  9,996

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                       5   Douglas Holding AG                                         153
                     131   E.ON AG                                                  9,677
                      27   Epcos AG (b)                                               404
                      10   Fresenius Medical Care AG                                  745
                      10   Heidelberger Zement AG                                     475
                      10   Henkel KGaA                                                722
                      33   Hypo Real Estate Holding AG (b)                          1,117
                     142   Infineon Technologies AG (b)                             1,447
                      13   Karstadt Quelle AG                                         199
                      16   Linde AG                                                   897
                      47   Lufthansa AG (b)                                           553
                      31   Man AG                                                   1,052
                      17   Merck KGaA                                                 963
                      30   Metro AG                                                 1,321
                      12   MLP AG                                                     195
                      40   Muenchener Rueckversicherungs
                           Gesellschaft AG, Registered Shares                       3,802
                      34   Preussag AG (e)                                            636
                      12   ProSiebenSat.1 Media AG                                    227
                       3   Puma AG Rudolf Dassler Sport                               791
                      78   RWE AG                                                   3,745
                      44   SAP AG                                                   6,915
                      38   Schering AG                                              2,419
                     170   Siemens AG                                              12,441
                      74   Thyssen Krupp AG                                         1,440
                      63   Volkswagen AG                                            2,422
                                                                                 --------
                                                                                  109,643
                                                                                 --------
Greece  (1.0%):
                      51   Alpha Bank AE                                            1,303
                      53   Bank of Piraeus SA                                         617
                      21   Coca-Cola Hellenic Bottling Co. SA                         444
                      20   Commercial Bank of Greece SA                               450
                      49   EFG Eurobank Ergasias                                    1,163
                       8   Folli-Follie SA, Registered Shares                         220
                      25   Hellenic Petroleum SA                                      208
                      24   Hellenic Technodomiki SA                                    94
                      63   Hellenic Telecommunication
                           Organization                                               852
                      31   Intracom SA                                                115
                       7   Lambrakis Press SA (b)                                      25
                      62   National Bank of Greece SA                               1,504
                       1   Public Power Corp.                                          20
                      59   Public Power Corp. GDR                                   1,459
                      17   Titan Cement Co.                                           453
                                                                                 --------
                                                                                    8,927
                                                                                 --------
Hong Kong  (1.0%):
                     145   Bank of East Asia Ltd.                                     407
                     248   BOC Hong Kong Holdings Ltd.                                453
                     103   Cathay Pacific Airways Ltd.                                176
                     104   Cheung Kong Holdings Ltd.                                  892
                     188   CLP Holdings Ltd.                                        1,076
                      65   Hang Seng Bank Ltd.                                        863
                     425   Hong Kong & China Gas Co., Ltd.                            792
                     147   Hutchison Whampoa Ltd.                                   1,152
                     141   Johnson Electric Holdings, Ltd.                            138
                     140   Li & Fung Ltd.                                             202
                     228   Pacific Century Cyberworks, Ltd.
                           (b)                                                        150
                     180   Sino Land Co.                                              134
                      87   Sun Hung Kai Properties Ltd.                               816
                      77   Swire Pacific Ltd., Class A                                539
                     298   Tan Chong International Ltd.                                57
                      43   Television Broadcasts Ltd.                                 192
                     105   Wharf Holdings Ltd.                                        354
                                                                                 --------
                                                                                    8,393
                                                                                 --------
Hungary  (0.6%):
                      14   Gedeon Richter Rt                                        1,643

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                      66   Matav Rt                                                   276
                      27   MOL Magyar Olaj-Es Gazipari Rt                           1,324
                     100   OTP Bank Rt                                              2,238
                                                                                 --------
                                                                                    5,481
                                                                                 --------
India  (0.9%):
                      74   Arvind Mills Ltd. GDR (b)                                  129
                      22   Bajaj Auto Ltd. GDR                                        483
                      89   Century Textile & Industries Ltd.
                           GDR (b)                                                    286
                      25   Grasim Industries Ltd. GDR                                 628
                      19   Great Eastern Shipping Co., Ltd.
                           GDR                                                        326
                      58   Gujarat Ambuja Cements Ltd. GDR                            424
                      19   Hindalco Industries Ltd. GDR                               544
                      11   Icici Bank Ltd. ADR                                        148
                      23   Indian Aluminum Co., Ltd. GDR (b)                           81
                      19   Indian Hotels Co., Ltd. GDR                                182
                      10   Indian Petrochemicals Corp., Ltd.
                           GDR                                                        128
                      41   Indian Rayon & Industries Ltd. GDR
                           (b)                                                        235
                       4   Infosys Technologies Ltd. Special
                           ADR                                                        199
                      18   ITC Ltd. GDR                                               470
                      30   Larsen & Toubro Ltd. GDR                                   551
                      23   Mahanagar Telephone ADR                                    159
                      34   Ranbaxy Laboratories Ltd. GDR                              807
                      53   Reliance Industries Ltd. GDR                             1,184
                      10   State Bank of India Ltd. GDR                               246
                      20   Steel Authority of India, Ltd. GDR
                           (b)                                                        303
                      11   Ultratech Cemco Ltd. GDR                                   128
                      25   United Enterprises Ltd. GDR                                 14
                      25   United Phosphorus Ltd Gdr (b)                              353
                                                                                 --------
                                                                                    8,008
                                                                                 --------
Ireland  (1.0%):
                      29   Allied Irish Banks PLC                                     482
                     119   Allied Irish Banks PLC                                   1,997
                      89   Bank of Ireland PLC                                      1,195
                      48   CRH PLC                                                  1,138
                      19   CRH PLC                                                    452
                      12   DCC PLC                                                    223
                      65   Depfa Bank PLC                                             880
                       6   Elan Corp. PLC (b)                                         151
                      37   Elan Corp., PLC (b)                                        873
                       4   Fyffes PLC                                                   9
                      11   Grafton Group PLC (b)                                      100
                      74   Independent Newspapers PLC                                 187
                      30   Irish Life & Permanent PLC                                 484
                      19   Kerry Group PLC, Class A                                   412
                      37   Ryanair Holdings PLC (b)                                   185
                     385   Waterford Wedgewood PLC (b)                                 62
                                                                                 --------
                                                                                    8,830
                                                                                 --------
Israel  (0.5%):
                     294   Bank Hapoalim Ltd.                                         812
                     123   Bank Leumi Le-Israel Ltd.                                  249
                      14   ECI Telecommunications Ltd. (b)                            101
                       0   Elco Holdings Ltd.                                           0
                       7   IDB Holding Corp., Ltd.                                    143
                       0   Industrial Buildings Corp.                                   0
                     352   Israel Chemicals Ltd.                                      664
                       0   Koor Industries Ltd. (b)                                     0
                       7   Koor Industries Ltd. ADR (b)                                55
                     151   Makhteshim Agan Industries Ltd.                            652
                       0   Osem Investment Ltd.                                         0
                      82   Teva Pharmaceutical Ltd. ADR                             2,119
                                                                                 --------
                                                                                    4,795
                                                                                 --------

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

Italy  (8.3%):
                      90   Alleanza Assicurazioni SpA (e)                           1,038
                     217   Assicurazioni Generali SpA                               5,960
                       0   Autogrill SpA (b)                                            5
                      28   Autostrade SpA                                             595
                     217   Banc Monte Dei Paschi Di Seina SpA
                            (e)                                                       642
                      35   Banca Antonveneta SpA (b)                                  718
                      54   Banca Fideuram SpA                                         251
                     325   Banca Intesa SpA (e)                                       965
                     381   Banca Nazionale del Lavoro SpA (b)
                           (e)                                                        847
                      92   Banca Popolare di Milano SpA                               576
                     268   Bancario San Paolo di Torino SpA
                           (e)                                                      3,026
                      22   Banche Popolari Unite Scrl                                 359
                     893   Banco Ambrosiano Veneto SpA (e)                          3,400
                      45   Banco Popolare di Verona e Novara
                           Scrl                                                       794
                      27   Benetton Group SpA                                         325
                      48   Bulgari SpA                                                480
                     298   Capitalia SpA                                            1,096
                     142   Edison SpA (b)                                             246
                     550   Enel SpA (e)                                             4,505
                     583   Eni SpA (e)                                             13,091
                      88   Fiat SpA (b) (e)                                           638
                      60   FinecoGroup SpA (b)                                        359
                   1,162   Finmeccanica SpA                                           821
                      62   Gruppo Editorale L'Espresso SpA
                           (e)                                                        343
                      35   Italcementi SpA                                            512
                      24   Luxottica Group SpA                                        427
                      14   Marzotto (Gaetano) & Figli SpA                             208
                     154   Mediaset SpA                                             1,752
                     159   Mediobanca SpA (e)                                       2,101
                      32   Mediolanum SpA (e)                                         191
                      49   Mondadori (Arnoldo) Editore SpA                            465
                     457   Pirelli & C. SpA (e)                                       469
                      88   Riuniune Adriatici de Sicurta SpA
                           (e)                                                      1,694
                     247   Seat Pagine Gialle SpA                                      80
                     743   Seat Pagine Gialle SpA (b) (e)                             244
                     103   Sirti SpA (b)                                              234
                     147   Snam Rete Gas SpA                                          712
                     203   Snia SpA (b) (e)                                            61
                      41   Sorin SpA (b)                                              117
                     838   Telecom Italia Mobile SpA di Risp
                           (e)                                                      4,524
                   1,557   Telecom Italia SpA                                       3,572
                   2,936   Telecom Italia SpA                                       9,076
                      62   Tiscali SpA (b) (e)                                        222
                     138   Trena Spa (b)                                              330
                     929   Unicredito Italiano SpA (e)                              4,690
                                                                                 --------
                                                                                   72,761
                                                                                 --------
Japan  (23.0%):
                      86   77th Bank Ltd.                                             482
                      10   Acom Co., Ltd.                                             645
                       3   Advantest Corp.                                            196
                      32   Aeon Co., Ltd. (b)                                         504
                       6   Aiful Corp.                                                614
                      74   Ajinomoto Co., Inc.                                        848
                      25   Alps Electric Co., Ltd.                                    304
                      40   Amada Co., Ltd.                                            209
                      26   Amano Corp.                                                207
                      10   Aoyama Trading Co., Ltd.                                   218
                      68   Asahi Breweries Ltd.                                       694
                     164   Asahi Chemical Industry Co., Ltd.                          708

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                      96   Asahi Glass Co., Ltd.                                      874
                       6   Autobacs Seven Co., Ltd.                                   162
                     150   Bank of Yokohama Ltd.                                      807
                      11   Benesse Corp.                                              309
                      80   Bridgestone Corp.                                        1,478
                      98   Canon, Inc.                                              4,636
                      39   Casio Computer Co., Ltd.                                   461
                       0   Central Japan Railway Co.                                  945
                     121   Chichibu Onoda Cement Co., Ltd.                            275
                      78   Chubu Electric Power Company,
                           Inc.                                                     1,649
                      29   Chugai Pharmaceutical Co., Ltd.                            420
                      53   Citizen Watch Co., Ltd.                                    520
                      20   COMSYS Holdings Corp.                                      144
                      25   Credit Saison Co., Ltd.                                    759
                      10   CSK Corp. (e)                                              387
                      89   Dai Nippon Printing Co., Ltd.                            1,196
                      36   Dai-Ichi Pharmaceuticals Co., Ltd.                         626
                      56   Daicel Chemical Industries Ltd.                            277
                      27   Daikin Industries Ltd.                                     643
                      36   Daimura, Inc.                                              281
                     110   Dainippon Ink & Chemicals, Inc.                            244
                      14   Daito Trust Construction Co., Ltd.                         548
                     509   Daiwa Bank Holdings, Inc. (b)                              768
                      65   Daiwa House Industry Co., Ltd.                             632
                     159   Daiwa Securities Co., Ltd.                               1,011
                      72   Denki Kagaku Kogyo Kabushiki
                           Kaisha Co., Ltd.                                           219
                      69   Denso Corp.                                              1,624
                      46   Dianippon Screen Manufacturing
                           Co., Ltd. (e)                                              236
                       0   East Japan Railway Co.                                   2,098
                      39   Ebara Corp. (e)                                            168
                      33   Eisai Co., Ltd.                                            895
                      16   Fanuc Co., Ltd.                                            854
                       7   Fast Retailing Co., Ltd.                                   465
                      49   Fuji Photo Film Co., Ltd. (e)                            1,605
                       0   Fuji Television Network, Inc.                              193
                      51   Fujikura Ltd.                                              212
                      28   Fujisawa Pharmaceutical Co., Ltd.                          631
                     213   Fujitsu Ltd.                                             1,234
                      60   Furukawa Electric Co., Ltd. (b)                            236
                     142   Gunma Bank Ltd.                                            698
                      33   Gunze Ltd.                                                 146
                      32   Hankyu Department Stores, Inc.
                           (e)                                                        224
                       5   Hirose Electric Co., Ltd.                                  452
                     380   Hitachi Ltd.                                             2,300
                      92   Honda Motor Co., Ltd.                                    4,455
                      16   House Foods Corp.                                          218
                      15   Hoya Corp.                                               1,566
                      27   Isetan Co., Ltd.                                           276
                      63   Ishihara Sangyo Kaisha Ltd.                                124
                      86   Ishikawajima-Harima Heavy
                           Industries Co. Ltd. (b)                                    124
                      40   ITO-Yokado Co., Ltd.                                     1,384
                     176   Itochu Corp.                                               752
                      90   Japan Airlines System Corp. (b) (e)                        247
                      67   JFE Holdings, Inc.                                       1,900
                      32   JGC Corp.                                                  324
                      62   JUSCO Co., Ltd.                                            996
                     126   Kajima Corp.                                               412
                      33   Kamigumi Co., Ltd.                                         239
                      99   Kanebo Ltd. (b) (e)                                        150
                      46   Kaneka Corp.                                               452
                      98   Kansai Electric Power Co., Inc.                          1,726
                      73   Kao Corp.                                                1,617
                     190   Kawasaki Heavy Industries Ltd. (e)                         287

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                      84   Kawasaki Kisen Kaisha Ltd.                                 576
                     101   Keihin Electric Express Railway Co.,
                            Ltd. (e)                                                  572
                       3   Keyence Corp.                                              597
                      25   Kikkoman Corp.                                             221
                      38   Kinden Corp.                                               241
                     210   Kinki Nippon Railway Co., Ltd.                             707
                     105   Kirin Brewery Co., Ltd.                                    905
                      22   Kokuyo Co., Ltd.                                           230
                     123   Komatsu Ltd.                                               793
                      10   Komori Corp.                                               127
                      14   Konami Co., Ltd.                                           303
                      55   Konica Corp.                                               754
                      24   Koyo Seiko Co., Ltd. (e)                                   267
                     146   Kubota Corp.                                               692
                      49   Kuraray Co., Ltd.                                          368
                      19   Kurita Water Industries Ltd.                               262
                      20   Kyocera Corp.                                            1,386
                      60   Kyowa Hakko Kogyo Co., Ltd.                                391
                       4   Lawson, Inc.                                               152
                       1   Mabuchi Motor Co. Ltd.                                      72
                      18   Makita Corp.                                               255
                      44   Marui Co., Ltd.                                            553
                     266   Matsushita Electric Industrial Co.,
                           Ltd.                                                     3,559
                      38   Matsushita Electric Works Ltd.                             298
                      45   Meiji Milk Products Co., Ltd.                              259
                      43   Meiji Seika Kaisha Ltd.                                    172
                       0   Millea Holdings, Inc.                                    2,272
                      47   Minebea Co., Ltd.                                          192
                     224   Mitsubishi Chemical Corp.                                  681
                     138   Mitsubishi Corp.                                         1,491
                     220   Mitsubishi Electric Corp.                                1,045
                     134   Mitsubishi Estate Co., Ltd.                              1,406
                      65   Mitsubishi Gas Chemical Co., Inc.                          277
                     345   Mitsubishi Heavy Industries Ltd.                           976
                      32   Mitsubishi Logistics Corp.                                 282
                     145   Mitsubishi Materials Corp. (e)                             307
                      99   Mitsubishi Rayon Co., Ltd.                                 327
                       1   Mitsubishi Tokyo Financial Group,
                           Inc.                                                     4,260
                     166   Mitsui & Co., Ltd.                                       1,390
                      21   Mitsui Chemicals, Inc.                                     104
                     127   Mitsui Engineering & Shipbuilding
                           Co., Ltd.                                                  191
                     100   Mitsui Fudosan Co., Ltd.                                 1,039
                     165   Mitsui Marine & Fire Insurance Co.,
                           Ltd.                                                     1,361
                      73   Mitsui Mining & Smelting Co., Ltd.                         285
                     128   Mitsui OSK Lines Ltd.                                      772
                      60   Mitsui Trust Holding, Inc.                                 379
                      63   Mitsukoshi, Ltd. (e)                                       315
                      23   Mitsumi Electric Co., Ltd.                                 244
                       1   Mizuho Financial Group, Inc.                             3,315
                      27   Murata Manufacturing Co., Ltd.                           1,317
                      17   Namco Ltd.                                                 193
                     200   NEC Corp.                                                1,197
                       5   NEC Electronics Corp. (e)                                  265
                       0   Net One Systems Co. Ltd                                    126
                      48   NGK Insulators Ltd.                                        403
                      33   NGK Spark Plug Co., Ltd.                                   344
                      52   Nichirei Corp.                                             170
                       5   Nidec Corp.                                                495
                     183   Nikko Cordial Corp.                                        744
                      37   Nikon Corp. (e)                                            350
                      13   Nintendo Co., Ltd.                                       1,558
                     125   Nippon Express Co., Ltd.                                   608
                      16   Nippon Meat Packers, Inc.                                  214

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                      89   Nippon Minings Holdings, Inc.                              452
                     171   Nippon Oil Co., Ltd.                                     1,078
                      63   Nippon Sheet Glass Co., Ltd.                               208
                      25   Nippon Shokubai K.K. Co., Ltd.                             187
                     774   Nippon Steel Co., Ltd.                                   1,844
                       1   Nippon Telegraph and Telephone
                           Corp.                                                    2,302
                       0   Nippon Unipac Holding                                      457
                     134   Nippon Yusen Kabushiki Kaisha                              695
                      42   Nishimatsu Construction Corp. (e)                          130
                     293   Nissan Motor Co., Ltd.                                   3,201
                      42   Nisshinbo Industries, Inc.                                 281
                      15   Nissin Food Products Co., Ltd.                             369
                      20   Nitto Denko Corp.                                          930
                      10   NOK Corp.                                                  301
                     223   Nomura Securities Co., Ltd.                              2,865
                      74   NSK Ltd.                                                   317
                      67   NTN Corp.                                                  356
                       0   NTT Data Corp.                                             395
                       2   NTT Docomo, Inc.                                         3,932
                      81   Obayashi Corp.                                             405
                     107   Oji Paper Co., Ltd.                                        605
                      40   Okumura Corp.                                              182
                      31   Olympus Optical Co., Ltd.                                  599
                      32   Omron Corp.                                                712
                      23   Onward Kashiyama Co., Ltd.                                 320
                       5   Oracle Corp. Japan                                         256
                      11   Orix Corp.                                               1,146
                     305   Osaka Gas Co., Ltd.                                        832
                      18   Pioneer Electronic Corp.                                   377
                      13   Promise Co., Ltd.                                          821
                       0   Rakuten, Inc.                                              261
                      85   Ricoh Co., Ltd.                                          1,605
                      13   Rohm Co., Ltd.                                           1,320
                      23   Sanden Corp.                                               152
                      42   Sankyo Co., Ltd.                                           897
                     183   Sanyo Electric Co., Ltd.                                   595
                      39   Sapporo Breweries Ltd. (e)                                 126
                      29   Secom Co., Ltd.                                            999
                      18   Sega Enterprises Ltd. (b) (e)                              254
                      29   Seino Transportation Co., Ltd.                             260
                      60   Sekisui Chemical Co., Ltd.                                 417
                      64   Sekisui House Ltd.                                         615
                      44   Seven-Eleven Japan Ltd.                                  1,252
                     116   Sharp Corp.                                              1,592
                       7   Shimachu Co., Ltd.                                         174
                      17   Shimano, Inc.                                              438
                      77   Shimizu Corp.                                              308
                      42   Shin-Etsu Chemical Co.                                   1,522
                      42   Shionogi  & Co., Ltd.                                      596
                      51   Shisiedo Co., Ltd.                                         628
                     142   Showa Denko K.K.                                           339
                      15   Skylark Co., Ltd.                                          246
                       7   SMC Corp.                                                  644
                      53   Snow Brand Milk Products Co., Ltd.
                           (b) (e)                                                    154
                      28   Softbank Corp. (e)                                       1,278
                      78   Sompo Japan Insurance, Inc.                                660
                     109   Sony Corp.                                               3,723
                      12   Stanley Electric Co., Ltd.                                 164
                     169   Sumitomo Chemical Co.                                      800
                     108   Sumitomo Corp.                                             805
                      88   Sumitomo Electric Industries Ltd.                          784
                      95   Sumitomo Heavy Industries Ltd.
                           (b)                                                        282
                     314   Sumitomo Metal Industries Ltd.                             374
                      72   Sumitomo Metal Mining Co., Ltd.                            498
                       0   Sumitomo Mitsui Financial Group, Inc. (e)                2,617

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                      63   Sumitomo Osaka Cement Co., Ltd.                            137
                      37   Sumitomo Realty & Development
                           Co. Ltd.                                                   395
                     156   Sumitomo Trust & Banking Co.,
                           Ltd.                                                       922
                      27   Taisho Pharmaceutical Co., Ltd.                            504
                      26   Takara Shuzo Co., Ltd.                                     159
                      41   Takashimaya Co., Ltd.                                      342
                     104   Takeda Chemical Industries Ltd.                          4,733
                       8   Takefuji Corp.                                             519
                      15   Takuma Co., Ltd.                                           107
                     112   Teijin Ltd.                                                401
                      72   Teikoku Oil Co., Ltd.                                      400
                      17   Terumo Corp.                                               396
                       0   The Goodwill Group, Inc.                                    45
                      16   TKD Corp.                                                1,048
                     124   Tobu Railway Co., Ltd.                                     454
                      25   Toho Co.                                                   350
                      78   Tohoku Electric Power Co., Inc.                          1,282
                      13   Tokyo Broadcasting System, Inc.                            197
                     132   Tokyo Electric Power Co., Ltd.                           2,836
                      20   Tokyo Electron Ltd.                                        996
                     363   Tokyo Gas Co., Ltd.                                      1,290
                      15   Tokyo Style Co., Ltd.                                      171
                     125   Tokyu Corp.                                                570
                      85   Toppan Printing Co., Ltd.                                  831
                     160   Toray Industries, Inc.                                     740
                     269   Toshiba Corp.                                              991
                      81   Tosoh Corp.                                                327
                      33   Tostem Inax Holding Corp.                                  612
                      50   Toto Ltd.                                                  432
                      23   Toyo Seikan Kaisha Ltd.                                    355
                     126   Toyobo Ltd.                                                286
                       7   Toyoda Gosei                                               127
                     333   Toyota Motor Corp.                                      12,782
                       3   Trans Cosmos, Inc. (e)                                      93
                      12   Trend Micro, Inc.                                          527
                     125   UBE Industries Ltd. (b)                                    165
                       0   UFJ Holdings, Inc.                                       1,901
                       8   Uni-Charm Corp.                                            393
                      23   UNY Co., Ltd.                                              237
                      19   Wacoal Corp.                                               187
                       0   West Japan Railway Co.                                     700
                       0   Yahoo Japan Corp. (b) (e)                                  441
                       0   Yahoo Japan Corp. (b)                                      437
                      15   Yakult Honsha Co., Ltd.                                    225
                      24   Yamaha Corp.                                               360
                      35   Yamanouchi Pharmaceutical Co.,
                           Ltd.                                                     1,123
                      53   Yamato Transport Co., Ltd.                                 731
                      29   Yamazaki Baking Co., Ltd.                                  253
                      41   Yokogawa Electric Corp.                                    473
                                                                                 --------
                                                                                  200,944
                                                                                 --------
Luxembourg  (0.1%):
                      58   Arcelor                                                  1,071
                                                                                 --------
Mexico  (0.9%):
                      26   Alfa SA de CV, Class A                                      98
                     926   America Movil SA de CV                                   1,807
                      74   Cemex SA de CV, Series CPO                                 416
                      33   Compania Cervezas Unidas SA
                           ADR                                                        788
                      19   Controladora Comercial Mexicana SA
                           de CV - UBC                                                 21
                      32   Fomento Economico Mexicano SA                              141
                      41   Grupo Carso SA de CV, Series A-1                           186
                      34   Grupo Continental SA                                        51

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                      95   Grupo Mexico SA de CV, Class B
                           (b)                                                        386
                      80   Grupo Modelo SA, Series C                                  196
                     148   Grupo Televisa SA, Series CPO                              389
                      34   Industrias Penoles SA, Series CP                           157
                      65   Kimberly-Clark de Mexico SA de CV,
                           Class A                                                    190
                     179   Telefonos de Mexico SA, Series A                           290
                     784   Telefonos de Mexico SA, Series L                         1,263
                      29   Vitro SA                                                    28
                     346   Walmart de Mexico SA DE CV                               1,176
                                                                                 --------
                                                                                    7,583
                                                                                 --------
Netherlands  (2.6%):
                     107   ABN AMRO Holding NV                                      2,435
                     107   Aegon NV                                                 1,154
                      16   Akzo Nobel NV (e)                                          560
                      36   ASM Lithography Holding NV (b)                             464
                       1   DSM NV                                                      78
                      40   Elsevier NV                                                511
                       2   Euronext NV                                                 59
                      24   Getronics NV (b) (e)                                        50
                      71   Hagemeyer NV (b)                                           132
                      23   Heineken NV                                                696
                       2   IHC Caland NV                                              116
                     113   ING Groep NV                                             2,867
                      98   Koninklijke Ahold NV (b)                                   623
                     123   Koninklijke KPN NV                                         924
                       9   Koninklijke Numico NV (b)                                  282
                      79   Philips Electronics NV                                   1,813
                      27   Qiagen NV (b)                                              304
                       1   Randstad Holdings NV                                        42
                     131   Royal Dutch Petroleum Co.                                6,732
                      16   TNT Post Groep NV                                          403
                      36   Unilever NV (e)                                          2,051
                       8   Vedior NV                                                  127
                      14   Verenigde Nederalndse
                           Uitgeversbedrijven NV (e)                                  368
                      20   Wolters Kluwer CVA                                         340
                                                                                 --------
                                                                                   23,131
                                                                                 --------
New Zealand  (0.5%):
                      22   Auckland International Airport Ltd.                        108
                     146   Carter Holt Harvey Ltd.                                    223
                     153   Fisher & Paykel Appliances &
                           Holdings Ltd.                                              419
                      26   Fisher & Paykel Industries Ltd.                            270
                     115   Fletcher Building Ltd.                                     467
                      18   Fletcher Challenge Forestry Ltd.
                           (b)                                                         25
                      26   Independent Newspapers Ltd.                                 89
                      54   Lion Nathan Ltd.                                           286
                      18   NGC Holdings Ltd.                                           37
                      32   Sky City Ltd.                                              101
                      10   Sky Network Televison Ltd. (b)                              36
                     458   Telecom Corp. of New Zealand Ltd.
                           (e)                                                      1,827
                       8   The Warehouse Group Ltd.                                    23
                      70   Tower Ltd. (b)                                             100
                      12   Waste Management NZ Ltd.                                    44
                                                                                 --------
                                                                                    4,055
                                                                                 --------
Norway  (1.7%):
                       1   Aker ASA (b)                                                 5
                     222   Den Norske Bank ASA                                      1,760
                      18   Frontline Ltd.                                             852
                     152   Golar LNG Ltd. (b) (e)                                   2,394
                      16   Hafslund ASA, Class A                                       88
                      48   Hafslund ASA, Class B                                      245
                       1   Kvaerner ASA (b)                                             3

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                      31   Norsk Hydro ASA                                          2,230
                      32   Norske Skogsindustrier ASA                                 583
                      55   Orkla ASA, Series A                                      1,532
                       3   Petroleum Geo-Services ASA (b)                             157
                      25   Schibsted ASA                                              536
                      15   Smedvig ASA, Class A (e)                                   194
                     104   Statoil ASA                                              1,496
                      67   Storebrand ASA                                             509
                      23   Tandberg ASA                                               212
                     225   Telenor ASA                                              1,716
                      71   Tomra Systems ASA                                          268
                      27   Yara International ASA (b)                                 291
                                                                                 --------
                                                                                   15,071
                                                                                 --------
Philippines  (0.6%):
                   5,671   Ayala Land, Inc.                                           656
                     810   Bank of Philippine Islands                                 655
                   1,657   Filinvest Land, Inc. (b)                                    34
                      92   Manila Electric Co., Class B (b)                            39
                     480   Metropolitan Bank & Trust Co.                              239
                   2,084   Petron Corp.                                               108
                     100   Philippine Long Distance Telephone
                           Co. (b)                                                  2,471
                     237   San Miguel Corp., Class B                                  297
                  10,254   SM Prime Holdings, Inc.                                  1,149
                                                                                 --------
                                                                                    5,648
                                                                                 --------
Portugal  (0.8%):
                     437   Banco Commercial Portuguese SA                             952
                      23   Banco Espirito Santo e Commerical
                           de Lisboa SA, Registered Shares                            392
                     189   BPI-SGPS SA, Registered Shares                             712
                      68   Brisa Auto-Estradas SA                                     556
                      85   Cimpor Cimentos de Portugal SA                             440
                     288   Electricidade de Portugal SA                               842
                      24   Estabelecimentos Jeronimo Martins
                           & Filho SA (b)                                             271
                     192   Portugal Telecom SA                                      2,113
                       5   PT Multimedia-Servicos de
                           Telecomunicacoes e Multimedia SA
                           (SGPS)                                                     105
                     425   Sonae SGPS SA                                              476
                                                                                 --------
                                                                                    6,859
                                                                                 --------
Singapore  (0.5%):
                      25   Capitacommercial Trust (b)                                  18
                     115   Capitaland Ltd.                                            122
                      15   Chartered Semiconductor                                      9
                           Manufacturing Ltd. (b)
                      46   City Developments Ltd.                                     178
                       6   Creative Technology Ltd.                                    64
                      19   Cycle & Carriage Ltd.                                       94
                      70   DBS Group Holdings Ltd.                                    665
                      43   Haw Par Corp., Ltd.                                        127
                      56   Keppel Corp.                                               264
                     103   Neptune Orient Lines Ltd.                                  173
                      49   Oversea Chinese Banking Corp.,
                           Ltd.                                                       406
                      36   Oversea Chinese Banking Corp.,
                           Ltd.                                                        22
                     129   Parkway Holdings Ltd.                                      102
                     142   Sembcorp Industries Ltd.                                   124
                      36   Singapore Airlines Ltd.                                    231
                     139   Singapore Press Holdings Ltd.                              392
                     438   Singapore Telecommunications Ltd.                          608
                      83   United Overseas Bank Ltd.                                  671
                      20   Venture Manufacturing Ltd.                                 192
                                                                                 --------
                                                                                    4,462
                                                                                 --------
South Africa  (0.4%):

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                       6   AngloGold Ltd.                                             238
                       6   Anglovaal Industries Ltd.                                   20
                      13   Barlow Ltd.                                                155
                       2   Bidvest Group Ltd.                                          22
                      27   Driefontein Consolidated Ltd.                              367
                       4   Edgars Consolidated Stores Ltd.                            107
                     303   Firstrand Ltd.                                             569
                       5   Harmony Gold Mining Co.                                     69
                       1   Impala Platinum Holdings Ltd                                74
                       9   Imperial Holdings Ltd.                                     119
                       1   Investec Ltd.                                               22
                      15   Iscor Ltd.                                                 109
                      12   Liberty Life Association of Africa
                           Ltd.                                                       109
                      16   MTN Group Ltd.                                              76
                      15   Nampak Ltd.                                                 32
                       4   Nasionale Pers Beperk Ltd., Series
                           N                                                           28
                      14   Nedcor Ltd.                                                130
                      30   New Africa Capital Ltd.                                     41
                      25   Old Mutual PLC                                              52
                       6   Rustenburg Platinum Holdings Ltd.                          260
                      15   Sanlam Ltd.                                                 26
                      14   Sappi Ltd.                                                 198
                      37   Sasol Ltd.                                                 694
                      15   Shoprite Holdings Ltd.                                      24
                      13   Standard Bank Ltd.                                         102
                       7   Telkom SA Ltd.                                              76
                       8   Tiger Oats Ltd.                                            122
                                                                                 --------
                                                                                    3,841
                                                                                 --------
South Korea  (0.5%):
                       2   Cheil Communications, Inc.                                 312
                      19   Daelim Industrial Co.                                      834
                      25   Daewoo Shipbuilding & Marine
                           Engineering Co., Ltd.                                      367
                      10   Daishin Securities Co.                                     122
                       8   Hyundai Precision Industry Co.                             424
                       6   LG Chem Ltd.                                               223
                       3   LG Electronics, Inc.                                       145
                       4   Pohang Iron & Steel Co., Ltd.                              627
                       2   Samsung Electronics Co.                                    835
                       8   Samsung Fire & Marine Insurance
                           Co., Ltd.                                                  485
                       1   Shinsegae Department Store Co.                             208
                       1   SK Telecom Co., Ltd.                                       178
                                                                                 --------
                                                                                    4,760
                                                                                 --------
Spain  (4.4%):
                      36   Acerinox SA                                                499
                      49   ACS, Actividades de Construccion y
                           Servicios SA                                               903
                       6   Altadis SA                                                 188
                      57   Amadeus Global Travel Distribution
                           SA, Class A                                                451
                       2   Antena 3 Television SA (b)                                 111
                      23   Avertis Infraestructurassa SA                              426
                     401   Banco Bilbao Vizcaya Argentina SA                        5,530
                      10   Banco Popular Espanol SA                                   575
                     598   Banco Santander Central Hispano
                           Americano SA                                             5,847
                      14   Corporacion Financiara Alba SA                             434
                      46   Corporacion Mapfre SA                                      538
                     129   Endesa SA                                                2,462
                      11   Fomento de Construcciones y
                           Contratas SA                                               391
                       5   Gamesa Corp. Technologica SA                                76
                      36   Gas Natural SDG SA                                         897
                       1   Grupo Acciona SA Common                                     83

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                       6   Grupo Ferrovial SA                                         265
                       4   Grupo Prisa SA                                              77
                     105   Iberdrola SA                                             2,186
                      54   Iberia Lineas Aereas de Espana SA                          150
                      22   Indra Systmes SA                                           291
                      32   Industria de Diseno Textil SA                              796
                       7   Inmobiliaria Metro SA                                      297
                     119   Repsol SA                                                2,610
                      18   Sociedad General de Aquas de
                           Barcelona SA                                               315
                       4   Sogecable SA (b)                                           174
                      37   Tabacalera SA                                            1,245
                      12   Telefonica Publicidad e Informacion
                           SA (TPI)                                                    83
                     601   Telefonica SA                                            9,003
                       9   Telefonica SA                                              131
                      48   Telepizza SA                                                93
                      33   Union Electric Fenosa SA                                   741
                      16   Vallehermoso SA                                            232
                      23   Zeltia SA                                                  158
                                                                                 --------
                                                                                   38,258
                                                                                 --------
Sweden  (2.0%):
                      22   Assa Abloy AB, Class B                                     270
                      14   Atlas Copco AB, Class A                                    546
                      11   D. Carnegie & Co AB                                        107
                      12   Drott AB (b)                                               201
                      24   Electrolux AB, Class B                                     439
                      14   Eniro AB                                                   117
                      27   Gambro AB, Class A                                         313
                       4   Getinge AB, Class B                                         48
                      35   Hennes & Mauritz AB, Class B                               969
                      12   Hoganas AB, Class B                                        285
                   1,244   LM Ericsson AB, Series B (b)                             3,862
                       4   Mo Och Domsjo AB, Series B                                 123
                       5   Netcom AB, Class B                                         203
                      43   Nordea AB (e)                                              348
                     252   Nordea AB                                                2,061
                      73   Nordic Baltic Holding AB                                   593
                      15   Sandvik AB                                                 525
                       4   Scania AB, Class B                                         141
                      37   Securitas AB, Class B                                      495
                      66   Skandia Forsakrings AB                                     260
                      71   Skandiaviska Enskilda Banken AB,
                           Class A                                                  1,102
                      28   Skanska AB, Class B                                        294
                       8   SKF AB, Series B                                           294
                       1   SSAB, Class B                                               22
                      21   Svenska Cellulosa AB, Class B                              800
                      53   Svenska Handelsdanken AB, Class
                           A                                                        1,117
                     132   Telia AB                                                   642
                       9   Trelleborg AB, Series B                                    129
                       3   Volvo AB, Class A                                           99
                      20   Volvo AB, Class B                                          720
                                                                                 --------
                                                                                   17,125
                                                                                 --------
Switzerland  (1.6%):
                      32   ABB Ltd. (b)                                               193
                       7   Adecco SA, Registered Shares                               354
                       5   Compagnie Financiere Richemont
                           AG                                                         125
                       3   Converium Holding AG                                        39
                      31   Credit Suisse Group                                        983
                       0   Givaudan AG                                                119
                       2   Lonza Group AG                                             102
                      11   Nestle SA                                                2,463
                      67   Novartis AG                                              3,128
                      18   Roche Holding AG                                         1,829

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                       3   Roche Holding AG                                           361
                       0   Societe Generale de Surveillance
                           Holdings SA                                                226
                       8   Swiss Reinsurance Corp.,
                           Registered Shares                                          488
                       1   Swisscom AG, Registered Shares                             351
                       4   Syngenta AG                                                352
                      13   The Swatch Group AG, Registered
                           Shares                                                     346
                      35   UBS AG, Registered Shares                                2,450
                       3   Zurich Financial Services AG                               426
                                                                                 --------
                                                                                   14,335
                                                                                 --------
Taiwan  (0.6%):
                     400   Asustek Computer, Inc.                                     875
                   3,087   Far Eastern Textile Ltd.                                 2,096
                     467   Quanta Computer, Inc.                                      802
                   1,144   Taishin Financial Holding Co.                              921
                     928   Taiwan Cellular Corp.                                      889
                       0   Taiwan Mask Corp.                                            0
                                                                                 --------
                                                                                    5,583
                                                                                 --------
Thailand  (0.7%):
                     200   Advance Agro PCL (b)                                       123
                      65   Advanced Info Service PCL                                  163
                     283   Bangkok Bank PCL (b)                                       673
                     152   Electricity Generating PCL                                 254
                     751   Hana Microelectronics PCL                                  369
                     604   I.C.C. International PCL                                   580
                     576   Nation Multimedia Group PCL,
                           Foreign Registered Shares                                  188
                     165   PTT Exploration & Production PCL                         1,189
                     799   Shin Corp., PCL                                            729
                     196   Siam Cement PCL                                          1,260
                     435   Thai Farmers Bank PCL (b)                                  489
                                                                                 --------
                                                                                    6,017
                                                                                 --------
Turkey  (0.6%):
                  46,468   Akbank AS                                                  210
                  47,562   Akcansa Cimento AS                                         133
                   3,085   Aksa Akrilik Kimya Sanayii AS (b)                           29
                 237,165   Aksigorta AS                                               757
                   3,978   Alarko Holding AS (b)                                       95
                  16,067   Anadolu Efes Biracilik ve Malt
                           Sanayii AS                                                 246
                  38,257   Arcelik AS (b)                                             224
                  40,685   Aygaz AS                                                    95
                 194,748   Cimsa Cimento Sanayii ve Ticaret
                           AS                                                         512
                  74,992   Eregli Demir ve Celik Fabrikalari
                           Sanayii ve Ticaret AS                                      274
                  39,595   Migros Turk Sanayii ve Ticaret AS                          220
                   1,022   Netas-Northern Elektrik
                           Telekomunikasyon AS (b)                                     22
                  65,848   Otosan Otomobil Sanayii ve Ticaret
                           AS                                                         517
                  41,006   Tofas Turk Otomobil Fabrikas                                98
                           Sanayii ve Ticaret AS (b)
                  49,391   Trakya Cam Sanayii AS                                      125
                   3,261   Tupras Turkiye Petrol Rafinerileri
                           AS                                                          27
                  95,062   Turkiye Garanti Bankasi Sanayii ve
                           Ticaret AS (b)                                             319
                 173,630   Turkiye Is Bankasi Sanayii ve
                           Ticaret AS, Class C                                        635
                 218,172   Vestel Elektronik Sanayii ve Ticaret
                           AS (b)                                                     848
                  53,628   Yapi ve Kredi Bankasi Sanayii ve
                           Ticaret AS (b)                                             141
                                                                                 --------
                                                                                    5,527
                                                                                 --------

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

United Kingdom  (9.8%):
                      34   3I Group PLC                                               341
                       6   AMEC PLC                                                    36
                     917   Amoco BP PLC                                             8,762
                      54   Anglo American PLC                                       1,280
                      25   Arm Holdings PLC                                            37
                       6   Arriva PLC                                                  45
                      93   Aviva PLC                                                  920
                      61   BAA PLC                                                    608
                     152   BAE Systems PLC                                            619
                     265   Barclays PLC                                             2,543
                      20   Barratt Developments PLC                                   210
                       1   Bellway PLC                                                 17
                     174   BG Group PLC                                             1,173
                      92   BHP Billiton PLC                                           972
                       9   BICC Group PLC                                              47
                      14   BOC Group PLC (e)                                          221
                      44   Boots Group PLC                                            516
                       9   BPB PLC                                                     68
                      64   Brambles Industries PLC                                    299
                       7   British Airways PLC (b)                                     27
                      69   British American Tobacco PLC                               996
                      41   British Land Co., PLC                                      558
                      53   British Sky Broadcasting Group
                           PLC                                                        462
                     338   British Telecommunications Group
                           PLC                                                      1,102
                       1   Bunzl PLC                                                    8
                      93   Cable & Wireless PLC                                       165
                     106   Cadbury Schweppes PLC                                      818
                      17   Capita Group PLC                                            99
                       8   Carnival PLC                                               416
                       8   Cattles PLC                                                 49
                     217   Centrica PLC                                               988
                       1   Close Brothers Group PLC                                    17
                     118   Compass Group PLC                                          471
                      26   Cookson Group PLC (b)                                       14
                     114   Corus Group PLC (b)                                        106
                       2   Daily Mail and General Trust PLC,
                           Class A                                                     25
                     138   Diageo PLC                                               1,721
                     100   Dixons Group PLC                                           310
                      39   Electrocomponents PLC                                      218
                       9   EMAP PLC                                                   118
                      50   EMI Group PLC                                              198
                     200   Energis PLC (b) (e)                                          0
                       5   Enterprise Inns PLC                                         54
                       1   Excel PLC                                                   16
                      14   Firstgroup PLC                                              73
                       4   FKI PLC                                                      8
                      37   Friends Provident PLC                                       93
                      58   GKN PLC                                                    227
                     253   Glaxosmithkline PLC                                      5,471
                      46   Great Universal Stores PLC                                 756
                      55   Hanson PLC                                                 405
                     114   Hays PLC                                                   274
                     162   HBOS PLC                                                 2,196
                       1   HMV Group PLC                                                6
                     458   HSBC Holdings PLC                                        7,277
                      17   ICAP PLC                                                    69
                      59   Imperial Chemical Industries PLC                           227
                      35   Imperial Tobacco PLC                                       755
                       1   Inchcape PLC                                                38
                      44   Intercontinental Hotels Group PLC                          497
                       1   Intertek Group PLC                                          16
                     223   Invensys PLC (b)                                            45
                      23   Invesco PLC                                                126

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                     202   ITV PLC                                                    394
                       5   Johnson Matthey PLC                                         83
                      34   Kesa Electricals PLC                                       173
                     116   Kidde PLC                                                  260
                     104   Kingfisher PLC                                             579
                     100   Ladbroke Group PLC                                         502
                      40   Land Securites Group PLC                                   846
                     321   Legal & General Group PLC                                  577
                     230   Lloyds TSB Group PLC                                     1,801
                      40   Logica PLC                                                 125
                       5   London Stock Exchange PLC                                   32
                      11   Man (E D & F) Group                                        243
                       7   Marconi Corp. PLC (b)                                       76
                      94   Marks & Spencer Group PLC (e)                              585
                      10   MFI Furniture Group PLC                                     20
                      33   Misys PLC                                                  118
                      44   Mitchells & Butlers PLC                                    215
                      45   MMO2 PLC (b)                                                80
                       3   National Express Group PLC                                  31
                     146   National Grid Group PLC                                  1,236
                      92   National Power PLC (b)                                     241
                       8   Next PLC                                                   233
                      39   Pearson PLC                                                421
                      67   Peninsular & Oriental Steam
                           Navigation Co., PLC                                        321
                       8   Persimmon PLC                                               93
                     104   Pilkington PLC                                             170
                       8   Provident Financial PLC                                     79
                      83   Prudential Corp. PLC                                       679
                      54   Rank Group PLC                                             271
                      28   Reckitt & Colman PLC                                       679
                      64   Reed International PLC                                     563
                      99   Rentokil Initial PLC                                       271
                      64   Reuters Group PLC                                          362
                      41   Rexam PLC                                                  311
                      52   Rio Tinto PLC (e)                                        1,398
                       3   RMC Group PLC                                               41
                      87   Rolls Royce Group PLC                                      401
                     101   Royal & Sun Alliance Insurance
                           Group PLC                                                  131
                     126   Royal Bank of Scotland Group PLC                         3,653
                      25   SABMiller PLC                                              326
                      65   Sainsbury PLC                                              299
                      16   Schroders PLC                                              184
                      34   Scottish & Newcastle PLC                                   234
                      34   Scottish & Southern Energy PLC                             484
                     103   Scottish Power PLC                                         791
                      11   Severn Trent PLC                                           175
                     392   Shell Transportation & Trading Co.,
                           PLC                                                      2,878
                      32   Signet Group PLC                                            66
                      37   Smith & Nephew PLC                                         336
                      35   Smiths Group PLC                                           476
                       3   SSL International PLC                                       14
                      25   Stagecoach Group PLC                                        41
                      17   Tate & Lyle PLC                                            120
                      63   Taylor Woodrow PLC                                         301
                     321   Tesco PLC                                                1,659
                       2   The Berkeley Group PLC                                      39
                      69   The Sage Group PLC                                         203
                      19   Tomkins PLC                                                 91
                       4   Trinity Mirror PLC                                          52
                       6   Unichem PLC                                                 74
                     112   Unilever PLC                                               913
                       4   United Business Media PLC                                   34
                      13   United Utilities PLC                                       127
                      10   United Utilities PLC, Class A                               67
                   2,849   Vodafone Group PLC                                       6,829

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                       4   Whitbread PLC                                               57
                       7   William Hill PLC                                            66
                      13   Wimpey (George) PLC                                         98
                      18   Wolseley PLC                                               306
                     120   Woolworths Group PLC                                        94
                      53   WPP Group PLC                                              491
                      23   Yell Group PLC                                             144
                      10   Yorkshire Water PLC                                         94
                      71   Zeneca PLC                                               2,920
                                                                                 --------
                                                                                   85,606
                                                                                 --------
United States  (0.0%):
                       4   Carnival Corp., Class A                                    208
                       2   Ship Finance International, Inc.                            36
                                                                                 --------
                                                                                      244
                                                                                 --------
TOTAL COMMON STOCKS                                                               850,408
                                                                                 --------
ISHARES  (0.3%):
Germany  (0.2%):
                      76   MSCI Germany Index Fund                                  1,193
                                                                                 --------
Hong Kong  (0.0%):
                      27   MSCI Hong Kong Index Fund                                  295
                                                                                 --------
Singapore  (0.1%):
                     129   MSCI Singapore Index Fund                                  875
                                                                                 --------
Taiwan  (0.0%):
                      40   MSCI Taiwan Index Fund                                     423
                                                                                 --------
TOTAL ISHARES                                                                       2,786
                                                                                 --------
PREFERRED STOCKS  (0.9%):
Australia  (0.1%):
                     154   News Corp., Ltd.                                         1,221
                                                                                 --------
Brazil  (0.5%):
                     788   AmBev Cia Bebid SA                                         178
                      65   Aracruz Celulose SA                                        214
                   7,372   Banco Itau Holding Financeira SA                           816
                   5,986   Companhia Brasileira de Distribuicao
                            Grupo Pao de Acucar SA                                    121
                   2,930   Companhia Energetica de Minas
                           Gerais SA                                                   63
                       0   Companhia Paulista de Forca e Luz
                           SA                                                           0
                      54   Companhia Vale do Rio Doce SA,
                           Series A                                                 1,043
                      37   Petroleo Brasileiro SA                                   1,233
                   7,316   Tele Centro Sul Participacoes SA                            47
                      10   Tele Norte Leste Participacoes SA
                           (Telemar)                                                  135
                  21,034   Telesp Celular Participacoes SA (b)                         51
                   2,587   Votorantim Celulose e Papel SA                             178
                                                                                 --------
                                                                                    4,079
                                                                                 --------
Germany  (0.3%):
                       1   Fresenius Medical Care AG                                   34
                       2   Porsche AG                                               1,344
                      12   RWE AG                                                     473
                      18   Volkswagen AG                                              480
                                                                                 --------
                                                                                    2,331
                                                                                 --------
TOTAL PREFERRED STOCKS                                                              7,631
                                                                                 --------
RIGHTS  (0.0%):
Belgium  (0.0%):
                       7   Colruyt SA (b)                                               9
                                                                                 --------
Brazil  (0.0%):
                      11   Vale Do Rio Doce Bond                                        0
                                                                                 --------

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

Hong Kong  (0.0%):
                       2   Hutchison Telecomm Coupons (b)                               0
                                                                                 --------
TOTAL RIGHTS                                                                            9
                                                                                 --------
WARRANTS  (0.0%):
Israel  (0.0%):
                       0   Israel Corp., Ltd.                                           2
                                                                                 --------
Mexico  (0.0%):
                       1   Cemex SA                                                     1
                                                                                 --------
Singapore  (0.0%):
                       5   City Development Ltd.                                       13
                                                                                 --------
TOTAL WARRANTS                                                                         16
                                                                                 --------
U.S. TREASURY OBLIGATIONS (0.3%):
US Treasury Bills (0.3%):
                   2,400   12/30/04 (c)                                             2,390
                                                                                 --------
TOTAL U.S. TREASURY OBLIGATIONS                                                     2,390
                                                                                 --------

INVESTMENT COMPANIES  (1.1%):
                   9,637   One Group Prime Money Market
                           Fund, Class I (d)                                        9,637
                                                                                 --------
TOTAL INVESTMENT COMPANIES                                                          9,637
                                                                                 --------
SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING  (10.3%):
                  90,507   Pool of various securities for One
                           Group Equity Funds#                                     90,507
                                                                                 --------
TOTAL SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING              90,507
                                                                                 --------

TOTAL (COST $799,964) (a)                                                        $963,384
                                                                                 ========

------------
Percentages indicated are based on net assets of $877,512.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

Unrealized appreciation .......................................         $238,285
Unrealized depreciation .......................................          (74,865)
                                                                        --------
Net unrealized appreciation (depreciation) ....................         $163,420
                                                                        ========

      Aggregate cost for federal income tax purposes differs from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

(b) Non-income producing securities.

(c) Serves as collateral for futures contracts.

(d) Investment in affiliate.

(e) Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.

Amounts shown as 0 are either 0, or rounded to less than 1,000.

# The cash collateral received by the Fund was pooled and at September 30, 2004 was invested in Commercial Paper (with interest rates ranging from 1.61% to 1.88% and maturity dates ranging from October 2004 through February 2005), Repurchase Agreements (with interest rates ranging from 1.82% to 2.06% and maturity dates of October 1, 2004), Master Notes (with interest rates ranging from 1.64% to 2.30% and maturity dates ranging from October 2004 to January
2007).

ADR   American Depositary Receipt

GDR   Global Depositary Receipt

The following represents the allocations by industry for common stocks, preferred stocks, corporate bonds, and other investments based on net assets:

INDUSTRY                                                % OF INVESTMENT SECURITIES
--------                                                --------------------------
Banking                                                             16.50%
Telecommunications                                                  10.40%

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

Oil & Gas                                                            7.40%
Utilities                                                            5.90%
Pharmaceuticals                                                      5.90%
Automotive                                                           4.90%
Insurance                                                            4.40%
Electronics/Electrical Equipment                                     3.80%
Chemicals                                                            3.20%
Retailing                                                            2.90%
Food/Beverage Products                                               2.80%
Construction                                                         2.70%
Financial Services                                                   2.70%
Transportation                                                       2.50%
Metals/Mining                                                        2.20%
Diversified                                                          2.00%
Consumer Products                                                    1.90%
Manufacturing                                                        1.60%
Computers/Computer Hardware                                          1.50%
Real Estate                                                          1.40%
Multi-Media                                                          1.20%
Money Market Fund                                                    1.10%
Other (Below 1%)                                                    11.10%
-----------------------------------------------------------------------------------
Total                                                              100.00%

FUTURES CONTRACTS                                                                 CURRENT
                                                            OPENING                MARKET
                                     NUMBER OF             POSITIONS               VALUE
CONTRACT TYPE                        CONTRACTS               (000)                 (000)
-------------                        ---------             ---------              -------
CAC-40 Euro,
     December 2004 Futures                6                     272                  268
Topix Index,
     December 2004 Futures               58                   5,875                5,795
DJ Euro Stoxx 50,
     December 2004 Futures              240                   8,092                8,019
FTSE 100 Index,
     December 2004 Futures               44                   3,606                3,621

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

ONE GROUP MUTUAL FUNDS
DIVERSIFIED INTERNATIONAL FUND
Schedule of Portfolio Investments                             September 30, 2004
(Amounts in thousands)
(Unaudited)

THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("THE LIST") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

           SHARES
             OR
          PRINCIPAL                         SECURITY
           AMOUNT                           DESCRIPTION                                                     VALUE
------------------------------   ---------------------------------                                       ---------
COMMON STOCKS (89.7%):
Argentina  (0.0%):
                            55   Impsat Fiber Networks, Inc. (b)                                         $      0
                                                                                                         --------
Australia  (3.9%):
                           772   Alumina Ltd.                                                               3,156
                           224   Amcor Ltd. (d)                                                             1,169
                           403   Australia & New Zealand Banking                                            5,576
                                 Group Ltd.
                           191   Australian Gas Light Co., Ltd.                                             1,860
                           233   Broken Hill Proprietary Co., Ltd.                                          2,439
                           187   Commonwealth Bank of Australia                                             4,100
                           520   John Fairfax Holdings Ltd. (d)                                             1,405
                         2,039   Macquarie Infrastructure Group                                             5,551
                            87   National Australia Bank Ltd.                                               1,700
                           428   Qantas Airways Ltd.                                                        1,074
                           275   QBE Insurance Group Ltd. (d)                                               2,620
                           400   Rinker Group Ltd.                                                          2,513
                           205   Rio Tinto Ltd. (d)                                                         5,654
                           373   Santos Ltd.                                                                1,997
                           120   Westfield Group (b)                                                        1,328
                           500   Woolworths Ltd.                                                            4,959
                                                                                                         --------
                                                                                                           47,101
                                                                                                         --------

Austria  (0.1%):
                            40   Ersete Bank Der Oesterreichischen
                                 Sparkassen AG                                                              1,667
                                                                                                         --------

Belgium  (1.4%):
                           709   Dexia                                                                     13,189
                            20   Interbrew Co. (d)                                                            668
                            17   Kredietbank NV (d)                                                         1,088
                            29   Solvay SA                                                                  2,654
                                                                                                         --------
                                                                                                           17,599
                                                                                                         --------

Brazil  (1.8%):
                            30   Brasil Telecom Participacoes SA                                              972
                                 ADR
                           500   Companhia Paranaense de Energia                                            1,785
                                 (Copel) SA ADR
                           346   Compania Vale do Rio Doce SA                                               6,652
                                 ADR
                           105   Petroleo Brasileiro SA ADR (d)                                             3,701
                           150   Tele Norte Leste Participacoes SA                                          1,985
                                 ADR
                           118   Telemar Norte Leste SA                                                     2,075
                            69   Unibanco Holdings SA GDR                                                   1,672
                           100   Votorantim Celulose e Papel SA ADR (d)                                     3,455
                                                                                                         --------
                                                                                                           22,297
                                                                                                         --------
Canada  (0.8%):
                           126   Abitibi-Consolidated, Inc. ADR                                               795
                            70   Agrium, Inc.                                                               1,246
                            19   Alcan, Inc.                                                                  920
                            70   Domtar, Inc.                                                                 844
                            28   Hummingbird Ltd. (b)                                                         577
                            50   Inco Limited Mines (b)                                                     1,957
                            10   Sun Life Financial, Inc.                                                     303

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                          20   Sun Life Financial, Inc.                                                     601
                          20   Thomson Corp.                                                                696
                          20   Thomson Corp.                                                                694
                          35   Toronto-Dominion Bank                                                      1,279
                                                                                                         ------
                                                                                                          9,912
                                                                                                         ------

China  (1.3%):
                       4,000   Aluminum Corp. of China                                                    2,591
                       3,000   Beijing Capital International Airport                                      1,058
                       2,988   Beijing Datang Power Generation                                            2,433
                               Ltd.
                         300   China Mobile Ltd.                                                            912
                         164   China Mobile Ltd. ADR                                                      2,511
                          35   China Telecom Corp. Ltd. ADR                                               1,131
                          25   Cnooc Ltd. ADR                                                             1,315
                       6,000   Guangshen Railway Co., Ltd.                                                1,712
                         600   Ping An Insurance (Group) Company                                            881
                                of China Ltd. (b)
                       2,000   Zhejiang Expressway Co., Ltd.                                              1,308
                                                                                                         ------
                                                                                                         15,852
                                                                                                         ------

Denmark  (2.2%):
                          83   Carlsberg A/S, Class B                                                     3,879
                           1   D/S Svendborg A/S, Class B (d)                                             7,763
                          50   Danske Bank A/S                                                            1,316
                         160   Group 4 Falck A/S (b) (d)                                                  1,307
                       1,312   Group 4 Securicor PLC (b)                                                  2,719
                         229   H. Lunbeck A/S (d)                                                         4,152
                          40   ISS A/S (d)                                                                2,122
                          30   Novo Nordisk A/S (d)                                                       1,626
                          72   TDC A/S (d)                                                                2,543
                                                                                                         ------
                                                                                                         27,427
                                                                                                         ------

Finland  (3.0%):
                         118   Elisa Communications Oyj (b)                                               1,568
                         455   Nokia Corp. ADR                                                            6,243
                         705   Nokia Oyj, Class A (d)                                                     9,716
                          33   Nokian Renkaat Oyj                                                         3,549
                          97   Rautaruukki Oyj                                                              942
                         547   Stora Enso Oyj, Class R                                                    7,401
                          89   Tieto Corp., Class B                                                       2,570
                         241   UPM-Kymmene Corp.                                                          4,595
                                                                                                         ------
                                                                                                         36,584
                                                                                                         ------

France  (4.7%):
                          16   Accor SA (d)                                                                 623
                         152   Axa (d)                                                                    3,080
                          88   Banque Nationale de Paris SA (d)                                           5,709
                          27   Compagnie de Saint-Gobain SA (d)                                           1,395
                          36   Compagnie Francaise d'Etudes et de                                         5,821
                                Construction Technip (d)
                          28   France Telecom SA                                                            710
                          12   L'Air Liquide SA (d)                                                       1,901
                          10   L'Air Liquide SA, Registered Shares                                        1,511
                               (b)
                          23   L'Oreal SA (d)                                                             1,527
                          14   LVMH (Louis Vuitton Moet                                                     943
                               Hennessy) SA (d)
                          64   PSA Peugeot Citroen SA (d)                                                 3,969
                          95   Sanofi Synthelabo SA (d)                                                   6,928
                          26   Societe Generale, Class A (d)                                              2,331
                         106   Suez Lyonnaise Des Eaux SA (d)                                             2,284
                          47   Thales SA (d)                                                              1,565
                          76   Total SA, Class B (d)                                                     15,423
                          50   Veolia Environment SA (d)                                                  1,441
                                                                                                         ------
                                                                                                         57,161
                                                                                                         ------

Germany  (3.8%):
                          56   BASF AG                                                                    3,268
                         147   Bayer AG                                                                   4,016
                          35   Bayerische Motoren Werke AG                                                1,443

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                          93   Deutsche Bank AG, Registered                                               6,704
                               Shares
                         150   Deutsche Postbank AG (b)                                                   5,843
                         123   Deutsche Telekom AG (b)                                                    2,270
                          93   E.ON AG                                                                    6,886
                          28   Metro AG                                                                   1,234
                           0   Muenchener Rueckversicherungs                                                  0
                               Gesellschaft AG, Registered Shares
                           5   SAP AG                                                                       710
                          15   SAP AG ADR                                                                   584
                          27   Schering AG                                                                1,697
                          59   Siemens AG                                                                 4,328
                          10   Siemens AG ADR                                                               737
                         170   Thyssen Krupp AG                                                           3,303
                          89   Volkswagen AG                                                              3,415
                                                                                                         ------
                                                                                                         46,438
                                                                                                         ------

Greece  (1.0%):
                         205   Aktor SA Technical Co.                                                       828
                          83   Alpha Bank AE                                                              2,113
                          88   Coca-Cola Hellenic Bottling Co. SA                                         1,890
                         115   Hyatt Regency Hotels and Tourism                                           1,147
                               SA
                          30   Public Power Corp.                                                           745
                         200   Titan Cement Co.                                                           5,198
                                                                                                         ------
                                                                                                         11,921
                                                                                                         ------

Hong Kong  (1.8%):
                         500   Cheung Kong Holdings Ltd.                                                  4,280
                       2,400   Global Green Tech Group Ltd.                                                 172
                         350   Henderson Land Development Co.,                                            1,674
                               Ltd.
                         192   Hutchison Whampoa Ltd.                                                     1,503
                         592   Hysan Development Co., Ltd.                                                1,045
                       1,006   Johnson Electric Holdings, Ltd.                                              987
                       1,000   Li & Fung Ltd.                                                             1,436
                         561   MTR Corp.                                                                    845
                         800   QPL International Holdings Ltd. (b)                                          179
                         731   Sun Hung Kai Properties Ltd.                                               6,889
                       2,160   TCL Communication Technologies,                                              305
                               Ltd. (b)
                       5,400   TCL International Holdings Ltd.                                            1,610
                         473   Yue Yuen Industrial Holdings Ltd.                                          1,221
                                                                                                         ------
                                                                                                         22,146
                                                                                                         ------

India  (0.4%):
                         240   Gujarat Ambuja Cements Ltd. GDR                                            1,764
                         100   Icici Bank Ltd. ADR                                                        1,380
                          60   State Bank of India Ltd. GDR                                               1,491
                                                                                                         ------
                                                                                                          4,635
                                                                                                         ------

Ireland  (1.3%):
                         155   Allied Irish Banks PLC                                                     2,593
                         116   Allied Irish Banks PLC                                                     1,955
                         250   Bank of Ireland PLC                                                        3,371
                         182   Bank of Ireland PLC                                                        2,461
                         140   CRH PLC                                                                    3,363
                         100   Irish Life & Permanent PLC                                                 1,617
                          20   Ryanair Holdings PLC ADR (b) (d)                                             584
                                                                                                         ------
                                                                                                         15,944
                                                                                                         ------

Italy  (1.2%):
                         192   Bancario San Paolo di Torino SpA                                           2,176
                               (d)
                         955   Banco Ambrosiano Veneto SpA                                                3,634
                         188   Eni SpA (d)                                                                4,219
                         170   Saipem SpA (d)                                                             1,913
                         607   Unicredito Italiano SpA (d)                                                3,065
                                                                                                         ------
                                                                                                         15,007
                                                                                                         ------

Japan  (15.8%):
                          80   Aisin Seiki Co., Ltd.                                                      1,978

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                         174   Ajinomoto Co., Inc.                                                        1,993
                         500   Bank of Yokohama Ltd.                                                      2,691
                         213   Canon, Inc.                                                               10,023
                         263   Chugai Pharmaceutical Co., Ltd.                                            3,793
                          80   Denso Corp.                                                                1,894
                           1   East Japan Railway Co.                                                     7,373
                         300   Fuji Electric Co., Ltd.                                                      744
                         380   Fuji Heavy Industries Ltd.                                                 1,924
                         400   Fujikura Ltd.                                                              1,662
                         230   Honda Motor Co., Ltd.                                                     11,165
                          22   ITO-Yokado Co., Ltd.                                                         756
                          36   Jafco Co., Ltd.                                                            1,898
                         200   JFE Holdings, Inc.                                                         5,708
                          16   Keyence Corp.                                                              3,371
                          96   Kokuyo Co., Ltd.                                                           1,030
                          15   Kose Corp.                                                                   579
                         150   Kuraray Co., Ltd.                                                          1,126
                         800   Kyowa Exeo Corp.                                                           5,221
                         201   Matsushita Electric Works Ltd.                                             1,591
                         200   Mitsubishi Estate Co., Ltd.                                                2,091
                           1   Mitsubishi Tokyo Financial Group,                                          7,100
                               Inc.
                         400   Mitsui Chemicals, Inc.                                                     1,978
                         445   Mitsui Fudosan Co., Ltd.                                                   4,635
                         800   Mitsui OSK Lines Ltd.                                                      4,807
                         120   Mitsumi Electric Co., Ltd.                                                 1,289
                          60   NEC Electronics Corp. (d)                                                  3,077
                         162   Nikko Cordial Corp.                                                          658
                         208   Nikon Corp. (d)                                                            1,962
                         700   Nippon Light Metal Co.                                                     1,565
                         500   Nippon Steel Co., Ltd.                                                     1,191
                           1   Nippon Telegraph and Telephone                                             3,990
                               Corp.
                         600   Nippon Yusen Kabushiki Kaisha                                              3,109
                         200   Nissan Motor Co., Ltd.                                                     2,182
                          70   Nitto Denko Corp.                                                          3,226
                         427   Nomura Securities Co., Ltd.                                                5,492
                           6   NTT Docomo, Inc.                                                          10,811
                          70   Omron Corp.                                                                1,549
                         175   Ricoh Co., Ltd.                                                            3,301
                          61   Sankyo Co., Ltd.                                                           2,392
                       1,150   Sanyo Electric Co., Ltd. (d)                                               3,732
                         112   Seven-Eleven Japan Ltd.                                                    3,207
                         100   Shimano, Inc.                                                              2,559
                         139   Shin-Etsu Chemical Co.                                                     5,003
                           1   SKY Perfect Communications, Inc.                                           1,173
                               (d)
                         103   Sony Corp.                                                                 3,520
                          85   Sony Corp. ADR                                                             2,923
                           1   Sumitomo Mitsui Financial Group,                                           2,863
                               Inc. (d)
                         500   Sumitomo Trust & Banking Co.,                                              2,963
                               Ltd.
                          75   T&D Holdings, Inc. (b)                                                     3,286
                         110   Takeda Chemical Industries Ltd.                                            4,999
                         200   Tonengeneral Sekiyu KK                                                     1,729
                          75   Toyoda Automatic Loom Works                                                1,708
                         227   Toyota Motor Corp.                                                         8,707
                           1   UFJ Holdings, Inc.                                                         5,707
                         129   Yamada Denki Co., Ltd.                                                     4,456
                                                                                                        -------
                                                                                                        191,460
                                                                                                        -------

Malaysia  (0.2%):
                       1,159   Maxis Communications Berhad                                                2,593
                                                                                                        -------

Mexico  (1.8%):
                         310   Alfa SA de CV, Class A                                                     1,171
                       1,081   America Movil SA de CV                                                     2,109
                          60   Cemex SA ADR                                                               1,688

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                         447   Cemex SA de CV, Series CPO                                                 2,515
                          68   Fomento Economico Mexicano SA                                              3,023
                               de CV ADR
                         429   Grupo Carso SA de CV, Series A-1                                           1,971
                         692   Grupo Televisa SA, Series CPO                                              1,821
                         220   Telefonos de Mexico ADR                                                    7,099
                         539   Telefonos de Mexico SA, Series L                                             869
                                                                                                         ------
                                                                                                         22,266
                                                                                                         ------

Netherlands  (5.5%):
                         368   ABN AMRO Holding NV (d)                                                    8,371
                         441   Aegon NV                                                                   4,764
                          68   ASM Lithography Holding NV (b)                                               876
                         102   IHC Caland NV                                                              5,270
                         147   ING Groep NV                                                               3,717
                          50   Koninklijke (Royal) Philips                                                1,146
                               Electronics NV
                         553   Koninklijke KPN NV                                                         4,144
                         123   Philips Electronics NV                                                     2,818
                         100   Royal Dutch Petroleum Co.                                                  5,176
                         270   Royal Dutch Petroleum Co. ADR                                             13,932
                          43   Royal Nedlloyd NV                                                          1,939
                         188   TNT Post Groep NV                                                          4,603
                          28   Unilever NV (d)                                                            1,595
                          55   Unilever NV ADR                                                            3,179
                         183   Verenigde Nederalndse                                                      4,701
                               Uitgeversbedrijven NV (d)
                           9   World Online International NV (b)                                              0
                                                                                                         ------
                                                                                                         66,231
                                                                                                         ------

New Zealand  (0.7%):
                         335   Fletcher Building Ltd.                                                     1,354
                          11   Fletcher Challenge Forests Ltd. (b)                                           16
                         250   Lion Nathan Ltd.                                                           1,338
                         400   Sky City Ltd.                                                              1,252
                       1,214   Telecom Corp. of New Zealand Ltd. (d)                                      4,844
                                                                                                         ------
                                                                                                          8,804
                                                                                                         ------

Norway  (5.0%):
                         137   Aker Kvaerner ASA (b) (d)                                                  2,909
                          21   Aker Yards ASA (b)                                                           312
                       1,372   Golar LNG Ltd. (b) (d)                                                    21,685
                       1,150   Merkantildata ASA (b) (d)                                                    706
                          91   Norsk Hydro ASA                                                            6,622
                         203   Norske Skogsindustrier ASA                                                 3,657
                          95   Schibsted ASA                                                              2,028
                       1,005   Smedvig ASA, Class A (d)                                                  13,180
                         194   Statoil ASA                                                                2,790
                         270   Storebrand ASA                                                             2,042
                         125   TGS Nopec Geophysical Co. ASA                                              2,422
                               (b) (d)
                         241   Yara International ASA (b)                                                 2,565
                                                                                                         ------
                                                                                                         60,918
                                                                                                         ------

Russia  (0.4%):
                          60   Wimm-Bill-Dann Foods OJSC ADR                                                915
                               (b)
                         278   Yukos ADR (d)                                                              4,451
                                                                                                         ------
                                                                                                          5,366
                                                                                                         ------

Singapore  (0.5%):
                          83   Creative Technology Ltd.                                                     916
                         201   Keppel Corp.                                                                 941
                         647   Singapore Telecommunications Ltd.                                            899
                         328   United Overseas Bank Ltd.                                                  2,670
                         130   Venture Manufacturing Ltd.                                                 1,273
                                                                                                         ------
                                                                                                          6,699
                                                                                                         ------

South Africa  (0.2%):
                         200   Sappi Ltd. ADR                                                             2,864
                                                                                                         ------

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

South Korea  (3.6%):
                         300   Daewoo Shipbuilding & Marine                                               4,362
                               Engineering Co., Ltd.
                         100   Hyundai Motor Co., Ltd.                                                    4,609
                         125   Kookmin Bank (b)                                                           3,955
                          90   LG Petrochemical Co., Ltd.                                                 2,000
                          45   Pohang Iron & Steel Co., Ltd.                                              6,700
                          40   Posco Co. ADR                                                              1,514
                           8   Samsung Electronics Co.                                                    2,982
                          32   Samsung Fire & Marine Insurance                                            1,842
                               Co., Ltd.
                         120   SeoulBank                                                                  2,854
                          20   Shinsegae Department Store Co.                                             5,321
                          39   SK Telecom Co., Ltd.                                                       5,941
                         850   Wooyoung Co., Ltd. (b)                                                     2,306
                                                                                                         ------
                                                                                                         44,386
                                                                                                         ------

Spain  (1.9%):
                         218   ACS, Actividades de Construccion y                                         3,984
                               Servicios SA
                         220   Banco Bilbao Vizcaya Argentina SA                                          3,033
                         314   Banco Santander Central Hispano                                            3,068
                               Americano SA
                         192   Endesa SA                                                                  3,654
                         162   Repsol SA                                                                  3,553
                         384   Telefonica SA                                                              5,749
                          24   Union Electric Fenosa SA                                                     551
                                                                                                         ------
                                                                                                         23,592
                                                                                                         ------

Sweden  (4.1%):
                          90   Atlas Copco AB, Class A                                                    3,461
                          55   Autoliv, Inc.                                                              2,198
                         100   Electrolux AB, Class B                                                     1,827
                         605   Eniro AB                                                                   5,236
                          71   Hennes & Mauritz AB, Class B                                               1,962
                         315   Invik & Co., Class B (d)                                                   2,542
                         400   Nobia AB                                                                   5,152
                       1,383   Nordea AB                                                                 11,303
                       2,000   Sigma AB, Class B (b) (d)                                                  1,689
                         230   Skandiaviska Enskilda Banken AB,                                           3,554
                               Class A
                         336   Skanska AB, Class B                                                        3,496
                          75   Svenska Cellulosa AB, Class B                                              2,915
                         920   Telia AB                                                                   4,473
                                                                                                         ------
                                                                                                         49,808
                                                                                                         ------

Switzerland  (4.0%):
                         100   Converium Holding AG (d)                                                   1,350
                          35   Holderbank Financiere Glarus AG                                            1,851
                          90   Lonza Group AG                                                             4,080
                          18   Nestle SA                                                                  4,075
                         118   Novartis AG                                                                5,499
                          60   Novartis AG ADR                                                            2,800
                         115   Roche Holding AG                                                          11,895
                           7   Swisscom AG, Registered Shares                                             2,365
                         154   UBS AG, Registered Shares                                                 10,861
                          27   Zurich Financial Services AG                                               3,880
                                                                                                         ------
                                                                                                         48,656
                                                                                                         ------

Taiwan  (1.6%):
                          65   Ase Test Ltd. (b)                                                            341
                       1,092   Cheng Shin Rubber Industry Co.,                                            1,334
                               Ltd.
                       1,680   Gigabyte Technology Co., Ltd.                                              2,063
                         552   Hon Hai Precision Industry                                                 1,898
                         630   Premier Image Technology                                                     485
                       1,100   Quanta Computer, Inc.                                                      1,891
                       5,250   Sampo Corp.                                                                1,157
                       4,263   Taishin Financial Holding Co.                                              3,432
                       3,080   Taiwan Cellular Corp.                                                      2,950

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                       1,415   Taiwan Semiconductor Co, Ltd.                                              1,800
                       3,565   Yuanta Core Pacific Securities Co. (b)                                     2,514
                                                                                                         ------
                                                                                                         19,865
                                                                                                         ------

Thailand  (0.3%):
                       6,000   Bank of Ayudhya PCL (b)                                                    1,523
                       4,200   Charoen Pokphand Foods PCL                                                   361
                       7,000   Land and Houses PCL, Foreign                                               1,607
                               Registered Shares                                                         ------
                                                                                                          3,491
                                                                                                         ------

United Kingdom  (15.1%):
                         404   Abbey National PLC                                                         4,102
                         400   Aggreko PLC                                                                1,033
                          25   AstraZeneca Group PLC                                                      1,034
                          30   AstraZeneca PLC ADR                                                        1,234
                         200   Aviva PLC                                                                  1,984
                       2,052   Barclays PLC                                                              19,707
                          40   BOC Group PLC (d)                                                            647
                         162   Boots Group PLC                                                            1,888
                         449   British Sky Broadcasting Group                                             3,900
                               PLC
                       1,849   British Telecommunications Group                                           6,022
                               PLC
                         303   Diageo PLC                                                                 3,794
                         867   Glaxosmithkline PLC                                                       18,718
                          13   Glaxosmithkline PLC ADR                                                      568
                         129   Hanson PLC                                                                   958
                         370   HBOS PLC                                                                   5,002
                         689   HSBC Holdings PLC                                                         10,943
                         877   Imperial Chemical Industries PLC                                           3,354
                         180   Intralot SA - Intergrated Lottery                                          2,776
                       1,034   Lloyds TSB Group PLC                                                       8,088
                       4,468   Morrison(WM.) Supermarkets                                                 8,601
                         292   National Grid Group PLC                                                    2,465
                         215   Prudential Corp. PLC                                                       1,756
                       1,945   Rentokil Initial PLC                                                       5,306
                       1,552   Royal & Sun Alliance Insurance                                             2,011
                               Group PLC
                         447   Royal Bank of Scotland Group PLC                                          12,921
                          92   Scottish Power PLC                                                           707
                       2,720   Shell Transportation & Trading Co.,                                       19,986
                               PLC
                         400   Shire Pharmaceuticals Group PLC                                            3,789
                          20   Shire Pharmaceuticals Group PLC                                              573
                               ADR
                         418   Smiths Group PLC                                                           5,616
                         110   Taylor Woodrow PLC                                                           523
                         552   Unilever PLC                                                               4,498
                       1,978   Vodafone Group PLC                                                         4,739
                         365   Vodafone Group PLC ADR                                                     8,800
                          80   William Hill PLC                                                             773
                         410   Yell Group PLC                                                             2,619
                          30   Zeneca PLC                                                                 1,231
                                                                                                      ---------
                                                                                                        182,666
                                                                                                      ---------

United States  (0.3%):
                          80   Nabors Industries, Inc. (b)                                                3,788
                                                                                                      ---------
TOTAL COMMON STOCKS                                                                                   1,095,144
                                                                                                      ---------

RIGHTS  (0.0%):
Hong Kong  (0.0%):
                           3   Hutchison Telecomm Coupons (b)                                                 0
                                                                                                      ---------
TOTAL RIGHTS                                                                                                  0
                                                                                                      ---------
INVESTMENT COMPANIES (3.6%):

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                      43,527   One Group Prime Money Market
                               Fund, Class I (c)                                                         43,527
                                                                                                   ------------
TOTAL INVESTMENT COMPANIES                                                                               43,527
                                                                                                   ------------

REPURCHASE AGREEMENT (0.0%):

                         232   State Street Bank and Trust, 1.00%,
                               10/1/04 (Proceeds at maturity $232,
                               collateralized by various U.S.
                               Government securities)                                                       232
                                                                                                   ------------
TOTAL REPURCHASE AGREEMENT                                                                                  232
                                                                                                   ------------

SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING  (8.9%):

                     108,217   Pool of various securities for One
                               Group Equity Funds #                                                     108,217
                                                                                                   ------------
TOTAL SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING                                   108,217
                                                                                                   ------------

TOTAL (COST $1,044,639) (a)                                                                        $  1,254,104
                                                                                                   ============

------------

Percentages indicated are based on net assets of $1,226,382.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

Unrealized appreciation ................................................        $ 261,274
Unrealized depreciation ................................................          (51,809)
                                                                                ---------
Net unrealized appreciation (depreciation)..............................        $ 209,465
                                                                                =========

      Aggregate cost for federal income tax purposes differs from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

(b) Non-income producing securities.

(c) Investment in affiliate.

(d) Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.

Amounts shown as 0 are either 0, or rounded to less than 1,000.

# The cash collateral received by the Fund was pooled and at September 30, 2004 was invested in Commercial Paper (with interest rates ranging from 1.61% to 1.88% and maturity dates ranging from October 2004 through February 2005), Repurchase Agreements (with interest rates ranging from 1.82% to 2.06% and maturity dates of October 1, 2004), Master Notes (with interest rates ranging from 1.64% to 2.30% and maturity dates ranging from October 2004 to January
2007).

ADR American Depositary Receipt

GDR Global Depositary Receipt

The following represents the allocations by industry for common stocks and other investments based on net assets:

        INDUSTRY                                                   % of Investment Securities
--------------------------                                         --------------------------
Banking                                                                           16.7%
Telecommunications                                                                10.0%
Oil & Gas                                                                          9.2%
Pharmaceuticals                                                                    6.6%
Transportation                                                                     5.3%
Automotive                                                                         4.0%
Construction                                                                       3.9%
Investment Companies                                                               3.9%
Chemicals                                                                          3.4%
Electronics/Electrical Equipment                                                   3.1%
Metals/Mining                                                                      2.9%
Insurance                                                                          2.8%
Retailing                                                                          2.7%
Paper/Forest Products                                                              2.4%
Utilities                                                                          2.1%
Real Estate                                                                        2.0%
Consumer Products                                                                  1.9%
Financial Services                                                                 1.8%
Steel                                                                              1.8%
Manufacturing                                                                      1.5%
Food/Beverage Products                                                             1.3%
Office/Business Equipment                                                          1.3%
Diversified                                                                        1.1%
Other (below 1%)                                                                   8.3%
---------------------------------------------------------------------------------------
Total                                                                            100.0%

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

ONE GROUP MUTUAL FUNDS
SHORT-TERM MUNICIPAL BOND FUND
Schedule of Portfolio Investments                             September 30, 2004
(Amounts in thousands)
(Unaudited)

THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("THE LIST") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

           SHARES
             OR
          PRINCIPAL                         SECURITY
           AMOUNT                          DESCRIPTION                                                                       VALUE
          ---------                        -----------                                                                       -----
MUNICIPAL BONDS (94.9%):
Alabama (0.6%):
                       1,510   Birmingham Airport Authority, Airport                                                        $ 1,641
                               Revenue, Series B, AMT, 5.00%,
                               7/1/09, FSA

                         200   Saint Clair County Board of                                                                      201
                               Education, School Tax Anticipation
                               Warrants, 3.25%, 2/1/11, FSA

                         360   Saint Clair County Board of                                                                      364
                               Education, School Tax Anticipation
                               Warrants, 3.50%, 2/1/12, FSA

                         200   Saint Clair County Board of                                                                      203
                               Education, School Tax Anticipation
                               Warrants, 3.50%, 2/1/12, FSA

                         205   Saint Clair County Board of                                                                      206
                               Education, School Tax Anticipation
                               Warrants, 3.50%, 2/1/13, FSA

                         215   Saint Clair County Board of                                                                      215
                               Education, School Tax Anticipation
                               Warrants, 3.60%, 2/1/14, Callable
                               2/1/13 @ 101, FSA

                         215   Saint Clair County Board of                                                                      214
                               Education, School Tax Anticipation
                               Warrants, 3.70%, 2/1/15, Callable
                               2/1/13 @ 101, FSA

                         250   State Public Housing Authorities                                                                 257
                               Capital, Series A, 3.50%, 1/1/10,                                                             ------
                               FSA
                                                                                                                              3,301
                                                                                                                             ------
Alaska (2.4%):
                       1,945   Energy Authority Power Revenue,                                                                2,220
                               6.00%, 7/1/09, FSA

                       1,220   North Slope Boro, Capital                                                                      1,141
                               Appreciation, GO, Series B, 0.00%,
                               6/30/07, MBIA

                       2,500   North Slope Boro, Capital                                                                      2,158
                               Appreciation, GO, Series A, 0.00%,
                               6/30/09, MBIA

                       2,915   Student Loan Corp., Loan Revenue,                                                              3,166
                               Series A, 5.65%, 7/1/12, Callable
                               7/1/07 @ 100, AMT, AMBAC

                       4,000   Valdez, Marine Term Revenue,                                                                   4,000
                               Series A, 1.80%, 5/1/31, Mandatory                                                            ------
                               Put 6/1/05 @ 100

                                                                                                                             12,685
                                                                                                                             ------
Arizona (5.9%):
                         820   Gila County IDA, Revenue, Cobre                                                                  878
                               Valley Community Hospital, 5.38%,
                               12/1/07

                       1,650   Maricopa County, IDA, Correctional                                                             1,667
                               Facilities Revenue, Phoenix West
                               Prison, 3.50%, 7/1/08, ACA

                      11,705   Maricopa County, IDA, Multi-Family                                                            12,082
                               Housing Revenue, Coral Point                                                                  ------
                               Apartments Project, Series A, 4.95%,

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                               3/1/28, Callable 3/1/06 @ 101

                       1,880   Maricopa County, Unified School                                                                1,936
                               District #90, Saddle Mountain School
                               Improvement, GO, Series A, 3.75%,
                               7/1/07

                       2,130   Maricopa County, Unified School                                                                2,247
                               District #90, Saddle Mountain School
                               Improvement, GO, Series A, 4.50%,
                               7/1/08

                       3,530   Pima County, IDA, Single Family                                                                3,616
                               Mortgage Revenue, AMT, 4.55%,
                               9/1/25, Callable 3/1/14 @101,
                               GNMA/FNMA

                       1,350   Salt River Poject, Agriculture                                                                 1,560
                               Improvement & Power Distribution
                               Electric Systems Revenue, Series C,
                               6.50%, 1/1/09

                       1,365   Sedona Excise Tax Revenue,                                                                     1,490
                               5.00%, 7/1/08, MBIA

                       2,000   Tempe Unified High School District                                                             2,109
                               #213, 5.00%, 7/1/06

                       1,000   Tempe Unified High School District                                                             1,078
                               #213, 5.00%, 7/1/07

                       1,760   Tucson & Pima County, IDA, 7.45%,                                                              1,769
                               7/1/33, Callable 1/1/10 @ 101

                       1,000   Tucson, GO, 6.40%, 7/1/08, FGIC                                                                1,142
                                                                                                                             ------
                                                                                                                             31,574
                                                                                                                             ------

Arkansas (1.7%):
                       2,090   Little Rock, Waste Disposal                                                                    2,160
                               Revenue, 4.00%, 5/1/06

                       1,005   Northwest Regional Airport Authority,                                                          1,025
                               Airport Revenue, AMT, 4.00%,
                               2/1/09, ACA

                       1,090   Northwest Regional Airport Authority,                                                          1,118
                               Airport Revenue, AMT, 4.00%,
                               2/1/07, ACA

                       2,000   State Development Finance                                                                      2,003
                               Authority, Exempt Facilities Revenue,
                               2.85%, 8/1/21, Mandatory Put 8/1/05
                               @ 100, WASTE MGMT INC

                       2,850   State Development Finance                                                                      2,867
                               Authority, Single Family Mortgage                                                             ------
                               Revenue, Mortgage Backed Securities
                               Program, Series B, AMT, 3.50%,
                               1/1/34, Callable 1/1/13 @ 100
                                                                                                                              9,173

California (5.5%):
                       1,000   ABAG Finance Authority For                                                                     1,032
                               Nonprofit Corps., Certificates of
                               Participation, Stanford University
                               Hospital, 5.13%, 11/1/05, Callable
                               11/1/04 @ 101, MBIA

                       1,395   Housing Finance Agency, Revenue,                                                                 403
                               0.00%, 8/1/27, Callable 8/1/09 @
                               37.329

                       5,360   Orange County Housing Finance                                                                  5,779
                               Authority, Homeowner Revenue,
                               Series B, AMT, 5.65%, 9/1/34,
                               Callable 9/1/13 @ 100, GNMA/FNMA

                       1,210   Orange County Water District,                                                                  1,308
                               Certificates of Participation, Series B,
                               4.50%, 8/15/09

                       2,000   Sacramento County Sanitation                                                                   2,110
                               District, Finance  Authority Revenue,
                               Series A, 5.88%, 12/1/27, Callable
                               12/1/05 @ 101

                       1,000   State, GO, 6.25%, 9/1/07                                                                       1,111

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                       1,875   State, GO, 5.00%, 3/1/08                                                                       2,028

                       8,000   State, GO, Series D-1, 1.95%,                                                                  8,001
                               5/1/33 *

                       1,850   Statewide Communities                                                                          1,909
                               Development Authority Revenue,
                               Kaiser Permanente, Series C, 3.85%,
                               8/1/31, Putable 8/1/06 @100

                       4,000   Statewide Communities                                                                          3,983
                               Development Authority Revenue,
                               Series G, 2.30%, 4/1/34, Mandatory
                               Put 5/1/07 @ 100

                       1,475   Statewide Communities                                                                          1,554
                               Development Authority, Insured                                                                ------
                               Health Facilities Revenue, L.A.
                               Jewish Home, 4.25%, 11/15/08, LOC:
                               California State Mortgage
                                                                                                                             29,218
                                                                                                                             ------

Colorado (6.3%):
                       7,405   Araphoe County, Water &                                                                        7,402
                               Wastewater Authority, Revenue,
                               Series C, 3.13%, 12/1/25, Mandatory
                               Put 12/1/09 @ 100, LOC: BNP
                               Paribas

                       2,500   Countrydale Metropolitan District,                                                             2,539
                               GO, 3.50%, 12/1/32, Mandatory Put
                               12/1/07 @ 100, LOC: Compass
                               Bank

                       1,065   Delta County Memorial Hospital                                                                 1,087
                               District, Revenue, 3.75%, 9/1/07

                       1,125   Delta County Memorial Hospital                                                                 1,151
                               District, Revenue, 4.10%, 9/1/08

                       1,155   Delta County Memorial Hospital                                                                 1,192
                               District, Revenue, 4.45%, 9/1/09

                       1,570   Denver City & County, GO, Series                                                               1,760
                               B, 5.75%, 8/1/08

                       1,725   Denver City & County, Single                                                                   1,738
                               Family Mortgage Revenue, Metro
                               Mayors, Series A, AMT, 6.35%,
                               11/1/30, Callable 5/1/09 @ 103.50,
                               GNMA/FNMA/FHLMC

                       5,000   Department of Transportation,                                                                  5,623
                               Revenue, 6.00%, 6/15/08

                       1,145   El Paso County, Single Family                                                                  1,205
                               Mortgage Revenue, 4.50%, 11/1/24

                       2,000   Health Facilities Authority Revenue,                                                           2,037
                               Catholic Health Initiatives, 4.00%,
                               9/1/05

                         880   Housing & Finance Authority,                                                                     892
                               Multi-Family Housing Revenue,
                               3.15%, 10/1/06

                         905   Housing & Finance Authority,                                                                     925
                               Multi-Family Housing Revenue,
                               3.50%, 10/1/07

                       1,490   Housing Finance Authority, Single                                                              1,557
                               Family Housing, Revenue, AMT,
                               6.45%, 4/1/30, Callable 4/1/09 @
                               105

                       1,130   Hyland Hills Metro Parks &                                                                     1,157
                               Recreation, Colorado Special
                               Revenue, Series A, 5.00%, 12/15/06

                         770   State Health Facilities Authority,                                                               794
                               Revenue, Denver Options, Inc.
                               Project, 4.25%, 2/1/07, ACA

                       2,500   Wildgrass Metro District, 1.60%,                                                               2,499
                               12/1/34, Mandatory Put 12/1/04 @                                                              ------
                               100, LOC: Compass Bank
                                                                                                                             33,558
                                                                                                                             ------

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

Connecticut (1.1%):
                       3,000   State, GO, Series B, 5.25%,                                                                    3,335
                               6/15/09

                       2,395   State, GO, Series B, 5.75%, 11/1/10,                                                           2,747
                               Callable 11/1/09 @ 101                                                                        ------
                                                                                                                              6,082
                                                                                                                             ------

Delaware (1.4%):
                       5,250   State Health Facilities Authority,                                                             5,252
                               Revenue, Beebe Medical Center
                               Project, 2.25%, 6/1/32, Mandatory Put
                               1/1/07 @ 100, LOC: PNC Bank
                               N.A.

                       2,155   State Housing Authority, Single                                                                2,159
                               Family Mortgage Revenue, Series                                                               ------
                               B-1, AMT, 2.00%, 1/1/12
                                                                                                                              7,411
                                                                                                                             ------

District of Columbia (1.5%):
                       1,490   District of Columbia, GO, 5.50%,                                                               1,619
                               6/1/07

                       1,095   District of Columbia, GO, 6.00%,                                                               1,203
                               6/1/07, MBIA-IBC

                       4,500   State Convention Center Authority,                                                             4,956
                               Dedicated Tax Revenue, 5.25%,                                                                 ------
                               10/1/08
                                                                                                                              7,778
                                                                                                                             ------

Florida (3.0%):
                       1,185   Atlantic Beach, Health Care                                                                    1,271
                               Facilities Revenue, 5.25%, 10/1/08,
                               ACA

                       2,060   Escambia County, Housing Finance                                                               2,026
                               Authority, Single Family Mortgage
                               Revenue, Multi-County Project, Series
                               A, AMT, 2.63%, 10/1/09,
                               GNMA/FNMA

                       1,550   Hillsborough County, Housing                                                                   1,536
                               Finance Authority, Multi-Family
                               Revenue, Oaks at Riverview Project,
                               Series B, AMT, 2.13%, 1/1/07

                         800   Housing Finance Corp., Revenue,                                                                  823
                               4.35%, 7/1/07

                      10,000   University Athletic Association, Inc.,                                                        10,279
                               Athletic Program Revenue, 3.50%,                                                              ------
                               10/1/31, Mandatory Put 10/1/06 @
                               100
                                                                                                                             15,935
                                                                                                                             ------
Georgia (1.5%):
                       1,290   Gainesville & Hall County Hospital                                                             1,314
                               Authority, Revenue, Northeast Health
                               Systems, Inc. Project, 3.75%,
                               5/15/06

                         425   Governmental Services Authority,                                                                 446
                               Revenue, 4.00%, 1/1/10, FGIC

                         905   Monroe County Development                                                                      1,048
                               Authority, PCR, Oglethorpe Power
                               Corp., Series A, 6.70%, 1/1/09,
                               MBIA

                         500   Monroe County Development                                                                        590
                               Authority, PCR, Oglethorpe Power
                               Corp., Series A, 6.75%, 1/1/10,
                               MBIA

                       1,000   Municipal Electric Authority, Power                                                            1,049
                               Revenue, 6.00%, 1/1/06

                       3,000   State, GO, 6.25%, 9/1/08                                                                       3,423
                                                                                                                             ------
                                                                                                                              7,870
                                                                                                                             ------

Hawaii (3.1%):
                       5,850   State Airports, System Revenue,                                                               6,244

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                           AMT, 5.00%, 7/1/07

                   4,560   State Airports, System Revenue,                                                                    4,927
                           AMT, 5.50%, 7/1/07

                   5,000   State, GO, Series CY, 5.25%,                                                                       5,568
                           2/1/10                                                                                            ------
                                                                                                                             16,739
                                                                                                                             ------

Idaho (0.3%):
                   1,555   Blaine County, School District #61                                                                 1,699
                           Hailey, GO, 5.00%, 7/30/08                                                                        ------

Illinois (4.1%):
                   4,345   Chicago Board of Education, Lease                                                                  4,866
                           Certificates of Participation, Series A,
                           6.25%, 1/1/08

                   1,100   Chicago O'Hare International Airport,                                                              1,119
                           Revenue, Series D, AMT, 3.50%,
                           1/1/06

                     570   Chicago, GO, 5.00%, 1/1/07,                                                                          607
                           AMBAC

                   2,000   Chicago, GO, Series A, Central Loop                                                                1,773
                           Project, 0.00%, 12/1/08

                   1,925   Chicago, Tax Increment Revenue,                                                                    2,158
                           Central Loop Redevelopment, Series
                           A, 6.50%, 12/1/08

                   5,000   Development Finance Authority,                                                                     5,080
                           Gas Supply Revenue, 3.05%, 2/1/33,
                           Mandatory Put 2/1/08 @ 100

                   2,410   Educational Facilities Authority,                                                                  2,471
                           Revenue, Illinois Institution of
                           Technology, 6.60%, 12/1/09, Callable
                           12/1/04 @ 102, LOC: Radian
                           Insurance

                     800   Glenview, Multi-Family Housing                                                                       838
                           Revenue, Valley Lo Towers II Project,
                           5.20%, 12/1/27, Mandatory Put
                           12/1/07 @ 100, FNMA

                   1,450   Kane County School District #129,                                                                  1,637
                           Aurora West Side, GO, Series A,
                           6.50%, 2/1/08, MBIA

                   1,485   Lake County Community                                                                              1,414
                           Consolidated School, GO, 0.00%,                                                                   ------
                           12/1/06

                                                                                                                             21,963
                                                                                                                             ------
Indiana (2.5%):
                   5,000   Lawrenceburg, PCR, Indiana                                                                         4,998
                           Michigan Power Co. Project, Series F,
                           2.63%, 10/1/19, Mandatory Put
                           10/1/06 @ 100

                   2,500   State Development Finance                                                                          2,576
                           Authority, PCR, Southern Indiana Gas
                           & Electric, Series A, 4.75%, 3/1/25,
                           Mandatory Put 3/1/06 @ 100

                   2,500   State Development Finance                                                                          2,580
                           Authority, PCR, Southern Indiana Gas
                           & Electric, Series C, AMT, 5.00%,
                           3/1/30, Mandatory Put 3/1/06 @ 100

                   1,055   State Educational Facilities Authority                                                             1,134
                           Revenue, Educational Facilities,
                           Butler University Project, 4.75%,
                           2/1/08, MBIA

                     910   Transportation Finance Authority,                                                                    913
                           Revenue, Series A, 6.25%, 11/1/16,
                           Callable 11/1/04 @ 100

                   1,210   Valparaiso, Multi-Schools Building                                                                 1,271
                           Corp., First Mortgage Revenue,                                                                    ------
                           4.00%, 1/10/08, FGIC
                                                                                                                             13,472
                                                                                                                             ------

Kentucky (0.1%):

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                     300   State Housing Corporation, Housing                                                                   313
                           Revenue, Series I, AMT, 5.45%,                                                                    ------
                           7/1/08, Callable 1/1/06 @ 102, FHA

Louisiana (1.7%):
                   1,010   Housing Finance Agency, Single                                                                     1,031
                           Family Mortgage Revenue, Series
                           B-2, AMT, 6.20%, 12/1/29, Callable
                           12/1/07 @ 101, FNMA/GNMA
                           FHA/VA

                     280   Housing Finance Agency, Single                                                                       281
                           Family Mortgage Revenue, Series
                           B-2, AMT, 6.75%, 12/1/28, Callable
                           6/1/07 @ 102, GNMA/FNMA

                   2,570   Housing Finance Agency, Single                                                                     2,626
                           Family Mortgage Revenue, Home
                           Ownership Project, Series A3, AMT,
                           7.45%, 12/1/31, Callable 9/1/09 @
                           101

                   4,000   Public Facilities Authority Revenue,                                                               4,134
                           4.00%, 5/15/06, MBIA

                     225   St. Mary Parish, Solid Waste                                                                         243
                           Revenue, 5.40%, 3/1/08

                     280   St. Mary Parish, Solid Waste                                                                         305
                           Revenue, 5.40%, 3/1/09

                     295   St. Mary Parish, Solid Waste                                                                         322
                           Revenue, 5.40%, 3/1/10

                     310   St. Mary Parish, Solid Waste                                                                         339
                           Revenue, 5.40%, 3/1/11                                                                            ------
                                                                                                                              9,281
                                                                                                                             ------

Maryland (0.8%):
                   4,300   MMA Financial CDD Senior                                                                           4,323
                           Securitization Trust, Revenue,                                                                    ------
                           Harmony Pass-Thru Certificates,
                           Series A, 3.38%, 11/1/08, Callable
                           5/1/14 @ 103.25, LOC: Compass
                           Bank

Massachusetts (0.7%):
                     590   New Bedford Housing Authority                                                                        591
                           Revenue, Capital Funding Program,
                           Series A, 2.05%, 10/1/06

                     605   New Bedford Housing Authority                                                                        608
                           Revenue, Capital Funding Program,
                           Series A, 2.40%, 10/1/07

                     620   New Bedford Housing Authority                                                                        623
                           Revenue, Capital Funding Program,
                           Series A, 2.70%, 10/1/08

                     635   New Bedford Housing Authority                                                                        640
                           Revenue, Capital Funding Program,
                           Series A, 3.00%, 10/1/09

                     655   New Bedford Housing Authority                                                                        660
                           Revenue, Capital Funding Program,
                           Series A, 3.20%, 10/1/10

                     750   State, GO, Series B, 6.50%, 8/1/08                                                                   859
                                                                                                                             ------
                                                                                                                              3,981
                                                                                                                             ------

Michigan (3.4%):
                   7,000   Greater Detroit Resource Recovery                                                                  7,837
                           Authority, Revenue, Series A, 6.25%,
                           12/13/07, AMBAC

                   1,000   Higher Education Student Loan                                                                      1,004
                           Authority, Student Loan Revenue,
                           Series XVII-I, AMT, 2.95%, 3/1/08,
                           AMBAC

                   1,240   Saginaw Hospital Finance Authority,                                                                1,316
                           Covenant Medical Center, Series G,
                           4.75%, 7/1/08

                   1,000   State Building Authority, Revenue,                                                                 1,061
                           Facilities Program, Series I, 5.00%,

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                           10/15/06

                   2,925   State Hospital Finance Authority,                                                                  3,114
                           Revenue, Ascension Health Credit,
                           Series B, 5.30%, 11/15/33, Mandatory
                            Put 11/15/06 @ 100

                   2,595   State Strategic Fund, Limited                                                                      2,746
                           Obligation Revenue, Ford Motor Co.
                           Project, Series A, 7.10%, 2/1/06

                   1,000   Traverse City Area Public Schools,                                                                 1,067
                           GO, 4.35%, 5/1/08                                                                                 ------
                                                                                                                             18,145
                                                                                                                             ------
Minnesota (0.9%):
                   2,200   Hopkins Independent School District                                                                2,320
                           #270, GO, Series B, 4.00%, 2/1/08,
                           LOC: School District Credit Program

                   1,020   Mounds View Independent School                                                                     1,108
                           Disrict #621, GO, Series A, 5.00%,
                           2/1/08, LOC: School District Credit
                           Program

                   1,400   Rosemount Independent School                                                                       1,442
                           District #196, GO, Series A, 3.50%,                                                               ------
                           2/1/10, LOC: School District Credit
                           Program
                                                                                                                              4,870
                                                                                                                             ------

Mississippi (0.3%):
                   1,500   Business Financial Corp., Solid                                                                    1,490
                           Waste Disposal Revenue, Waste                                                                     ------
                           Management Inc. Project, AMT,
                           2.30%, 3/1/27, Mandatory Put 3/1/06
                           @ 100

Missouri (1.2%):
                   1,090   Riverview Gardens School District,                                                                   949
                           Capital Appreciation, GO, 0.00%,
                           4/1/09, FSA

                   1,090   Riverview Gardens School District,                                                                   902
                           Capital Appreciation, GO, 0.00%,
                           4/1/10, FSA

                     665   Riverview Gardens School District,                                                                   524
                           Capital Appreciation, GO, 0.00%,
                           4/1/11, FSA

                   2,500   St. Louis International, Airport                                                                   2,726
                           Revenue, Series A, 5.00%, 7/1/09,
                           FSA

                   1,115   St. Louis, Airport Revenue, 5.00%,                                                                 1,193
                           7/1/07, FSA                                                                                       ------
                                                                                                                              6,294
                                                                                                                             ------
Nebraska (0.6%):
                   1,025   American Public Energy Agency,                                                                     1,088
                           Gas Supply Revenue, Public Gas
                           Agency Project, Series C, 4.10%,
                           9/1/09, AMBAC

                   1,075   Omaha Public Power District,                                                                       1,171
                           Electric Revenue, Series D, 5.10%,
                           2/1/08

                   1,000   State, Certificates of Participation,                                                              1,069
                           Nebraska Information System                                                                       ------
                           Project, 4.40%, 7/1/08
                                                                                                                              3,328
                                                                                                                             ------

New Hampshire (0.8%):
                     505   Health & Educational Facility                                                                        512
                           Authority, Revenue, 3.65%, 7/1/08

                   4,000   State Business Finance Authority,                                                                  4,001
                           Pollution Control Revenue, Series A,                                                              ------
                           AMT, 3.50%, 7/1/27, Mandatory Put
                           2/1/09 @ 100
                                                                                                                              4,513
                                                                                                                             ------

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

New Jersey (2.8%):
                   2,435   South Jersey Port Corp., Revenue,                                                                  2,521
                           AMT, 5.00%, 1/1/06

                   2,555   South Jersey Port Corp., Revenue,                                                                  2,696
                           AMT, 5.00%, 1/1/07

                   2,685   South Jersey Port Corp., Revenue,                                                                  2,865
                           AMT, 5.00%, 1/1/08

                   1,105   State Educational Facilities                                                                       1,166
                           Authority, Revenue, Fairleigh
                           Dickinson University, Series D,
                           5.00%, 7/1/07, ACA

                   4,000   State Transportation Trust Fund                                                                    4,369
                           Authority, Transportation Systems
                           Revenue, Series A, 5.25%, 12/15/09

                   1,000   State, GO, Series F, 5.50%, 8/1/08                                                                 1,109
                                                                                                                             ------
                                                                                                                             14,726
                                                                                                                             ------
New Mexico (2.0%):
                   4,150   Finance Authority Revenue, Public                                                                  4,564
                           Project Revolving Fund, Series C,
                           5.00%, 6/1/09

                   5,630   State Highway Common Revenue,                                                                      6,171
                           Senior Subordinate Lien Tax, Series A,                                                            ------
                           5.00%, 6/15/09
                                                                                                                             10,735
                                                                                                                             ------
New York (11.4%):
                   1,000   New York City, GO, Series A,                                                                       1,033
                           5.00%, 11/1/05

                  11,000   New York City, GO, Series A,                                                                      11,949
                           6.25%, 8/1/08, Callable 8/1/06 @
                           101.5, MBIA

                   4,800   New York City, GO, Series A,                                                                       5,203
                           6.25%, 8/1/09, Callable 8/1/06 @
                           101.5

                     220   New York City, GO, Series E,                                                                         236
                           6.00%, 8/1/16, Callable 8/1/06 @
                           101.5

                     500   New York City, GO, Series F,                                                                         536
                           5.38%, 8/1/19, Callable 2/1/08 @
                           101

                   2,500   New York City, GO, Series L,                                                                       2,712
                           5.20%, 8/1/08, Callable 8/1/07 @ 101,
                           MBIA

                   2,000   State Dormitory Authority Revenue,                                                                 2,193
                           Mount Sinai School of Medicine,
                           5.00%, 7/1/09, MBIA

                   5,000   State Urban Developement Corp.,                                                                    5,399
                           Correctional & Youth Facilities
                           Revenue, Series A, 5.00%, 1/1/08

                  17,625   State Urban Development Corp.,                                                                    19,289
                           Correctional & Youth Facilities
                           Revenue, Series A, 5.25%, 1/1/21,
                           Mandatory Put 1/1/09 @ 100

                   1,810   State Urban Development Corp.,                                                                     2,031
                           State Facilities Revenue, 5.70%,
                           4/1/09

                   7,655   State, GO, Series B, 5.00%, 8/1/07                                                                 8,213

                   2,525   Tobacco Settlement Financing Corp.,                                                                2,625
                           Revenue, Series B-1, 4.00%, 6/1/07                                                                ------
                                                                                                                             61,419
                                                                                                                             ------
North Carolina (0.5%):
                     150   Robeson County Industrial Facilities,                                                                163
                           Revenue, 6.40%, 12/1/06

                   1,000   State Medical Care Community,                                                                        994
                           Health Care Facilities Revenue,
                           Series A, 3.13%, 11/1/09

                   1,500   State Medical Care Community,                                                                      1,490
                           Health Care Facilities Revenue,                                                                   ------

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                           Series A, 3.38%, 11/1/10
                                                                                                                              2,647
                                                                                                                             ------

North Dakota (0.3%):
                     830   State Housing Finance Agency,                                                                        840
                           Revenue, Housing Finance Program,
                           Home Mortgage Finance, Series B,
                           AMT, 2.95%, 7/1/07

                     585   State Housing Finance Agency,                                                                        594
                           Revenue, Housing Finance Program,                                                                 ------
                           Home Mortgage Finance, Series B,
                           AMT, 3.30%, 7/1/08
                                                                                                                              1,434
                                                                                                                             ------
Ohio (4.7%):
                   1,220   Belmont County, Health Systems                                                                     1,277
                           Revenue, East Ohio Regional
                           Hospital, Series A, 5.00%, 1/1/07

                     820   Celina City School District, GO,                                                                     633
                           0.00%, 12/1/11, MBIA

                   1,000   Celina City School District, GO,                                                                     734
                           0.00%, 12/1/12, MBIA

                   6,000   Cleveland-Cuyahoga County, Ohio                                                                    5,998
                           Port Authority Revenue, Rock and
                           Roll Hall of Fame Project, 3.60%,
                           12/1/14, Callable 12/1/04 @ 100,
                           FSA

                     230   Columbus Regional Airport Authority,                                                                 234
                           Multi-Family Revenue, Joseph Knight
                           Towers, Project A, AMT, 3.60%,
                           2/20/09, GNMA

                     480   Columbus Regional Airport Authority,                                                                 487
                           Multi-Family Revenue, Joseph Knight
                           Towers, Project A, AMT, 4.30%,
                           2/20/14, GNMA

                   3,080   Franklin County, Multi-Family                                                                      3,112
                           Housing Revenue, Agler Green
                           Projects, AMT, 3.45%, 5/1/05

                     320   Lucas County Port Authority,                                                                         321
                           Revenue, Series B, AMT, 5.63%,
                           11/15/04

                   2,415   Mahoning County Healthcare                                                                         2,430
                           Facilities, Revenue, Copeland Oaks
                           Project, 4.00%, 4/1/22, Mandatory Put
                           3/31/05 @ 100, LOC: Sky Bank*

                   2,705   McDonald Tax Exempt Management                                                                     2,698
                           Trust, 2.10%, 1/15/09, Mandatory Put
                           10/15/05 @ 100, AMT*

                   3,290   Montgomery County, Multi-Family                                                                    3,292
                           Housing Revenue, 1.80%, 11/1/05

                   1,690   State Building Authority Revenue,                                                                  1,908
                           5.75%, 4/1/09

                     640   State Housing Development Corp.,                                                                     663
                           Multi-Family Housing Revenue,
                           3.75%, 1/1/07

                   1,000   State Water Development Authority,                                                                 1,108
                           Pollution Control Facilities Revenue,                                                             ------
                           Water Control Loan Fund, 5.50%,
                           6/1/08
                                                                                                                             24,895
                                                                                                                             ------
Oklahoma (1.3%):
                   2,000   Housing Finance Agency,                                                                            2,037
                           Multi-Family Housing Revenue,
                           Rental Series A-3, 5.50%, 11/1/25,
                           Callable 5/1/05 @ 100, FNMA

                   1,500   Housing Finance Agency, Single                                                                     1,535
                           Family Revenue, AMT, 6.80%, 9/1/26,
                           Callable 9/1/09 @ 101,
                           GNMA/FNMA

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.


                   2,340   Housing Finance Agency, Single                                                                     2,390
                           Family Revenue, AMT, 6.25%, 9/1/29,
                           Callable 9/1/08 @ 101.5,
                           GNMA/FNMA

                   1,115   State, Capital Improvement                                                                         1,217
                           Authority, 5.00%, 6/1/08, MBIA                                                                    ------

                                                                                                                              7,179
                                                                                                                             ------

Oregon (0.5%):
                   3,010   Port Portland, GO, Series A, 0.00%,                                                                2,845
                           3/1/07                                                                                            ------

Pennsylvania (2.2%):
                   3,935   Delaware River, Joint Toll Bridge                                                                  4,142
                           Revenue, 5.00%, 7/1/06, LOC:
                           Community Bridge

                   1,265   Erie Higher Education Building                                                                     1,262
                           Authority, University Revenue,
                           Gannon University Project, Series F,
                           2.25%, 7/1/13, Mandatory Put 1/15/07
                           @ 100, LOC: PNC Bank

                   2,350   Philadelphia Airport Revenue, Series                                                               2,411
                           A, 5.50%, 6/15/05, AMBAC

                   2,540   Pittsburgh, GO, Series A, 6.00%,                                                                   2,686
                           3/1/06

                   1,405   State Higher Educational Facilities                                                                1,404
                           Authority, Revenue, Mercyhurst                                                                    ------
                           College, Series E1, 2.00%, 11/1/19,
                           Mandatory Put 11/1/06 @ 100, LOC:
                           PNC Bank N.A.
                                                                                                                             11,905
                                                                                                                             ------
Puerto Rico (2.9%):
                   1,000   Commonwealth Public Improvement,                                                                   1,088
                           GO, Series C, 5.00%, 7/1/28,
                           Mandatory Put 7/1/08 @ 100, MBIA

                   1,295   Commonwealth, Public                                                                               1,407
                           Improvement, GO, Series A, 5.00%,
                           7/1/08

                   7,955   Commonwealth, Public                                                                               8,614
                           Improvement, GO, Series C, 5.00%,
                           7/1/18, Mandatory Put 7/1/08 @ 100,
                           LOC: Radian

                   1,000   Public Buildings Authority, Revenue,                                                               1,073
                           5.00%, 7/1/07

                   3,000   Puerto Rico Commonwealth, Public                                                                   3,231
                           Improvement, GO, Series C, 5.00%,                                                                 ------
                           7/1/18, Mandatory Put 7/1/08 @ 100
                                                                                                                             15,413
                                                                                                                             ------

South Carolina (0.8%):
                   1,160   Charleston County School District,                                                                 1,280
                           GO, Series B, 5.00%, 2/1/10

                   3,080   Greenville Hospital Systems,                                                                       3,139
                           Hospital Facilities Revenue, Series A,                                                            ------
                           5.10%, 5/1/05
                                                                                                                              4,419
                                                                                                                             ------

Tennessee (2.3%):
                   2,300   Carter County Industrial                                                                           2,379
                           Development Board, IDR, Inland
                           Container Corp. Project, 4.15%,
                           10/1/07

                     645   Dyer County, Industrial                                                                              644
                           Development Board, IDR, Association
                           Project - Kroger Co., 6.00%, 2/1/07,
                           Callable 2/1/05 @ 101

                   1,000   Energy Aquisition Corp., Gas                                                                       1,078
                           Revenue, Series B, 5.00%, 9/1/07

                   5,895   Housing Development Agency,                                                                        5,227
                           Homeownership Program, Issue 3A,
                           AMT, 0.00%, 7/1/07

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                   2,500   Knox County, Health Educational &                                                                  2,868
                           Housing Facilities Revenue, 7.25%,                                                                ------
                           1/1/08
                                                                                                                             12,196
                                                                                                                             ------
Texas (4.3%):
                     975   Arlington Permanent Improvement,                                                                   1,045
                           GO, 5.00%, 8/15/14, Callable 8/15/07
                           @ 100

                     230   Brazos County, Health Facilities                                                                     235
                           Revenue, 6.00%, 1/1/13, Callable
                           11/12/04 @ 102

                   2,885   Brazos River Authority, PCR,                                                                       2,970
                           Utilities Electric Co., Series B, AMT,
                           5.05%, 6/1/30, Mandatory Put 6/19/06
                           @ 100

                   4,600   Brazos River, Harbor Navigation                                                                    4,795
                           District, Revenue, Brazoria County
                           Environmental Facilities, Dow
                           Chemical Co., Series B-2, 4.75%,
                           5/15/33, Mandatory Put 5/15/07 @
                           100

                   2,900   Brazos River, Harbor Navigation                                                                    3,014
                           District, Revenue, Brazoria County
                           Environmental Facilities, Dow
                           Chemical Co., Series A-3, 4.95%,
                           5/15/33, Mandatory Put 5/15/07 @
                           100

                   1,530   El Paso Water & Sewer Revenue,                                                                     1,636
                           5.00%, 3/1/07, AMBAC

                   1,000   Gulf Coast Waste Disposal                                                                            999
                           Authority, Revenue, Waste
                           Management, Series A, 2.50%, 5/1/28,
                           Mandatory Put 5/1/05 @ 100

                   2,000   Houston Airport Systems Revenue,                                                                   2,080
                           4.00%, 7/1/07, FGIC

                   1,195   Keller Higher Education Facilities                                                                 1,256
                           Corp., Student Housing Revenue,
                           Series A, 4.25%, 6/1/08

                   3,000   North Texas Thruway Authority,                                                                     3,264
                           5.00%, 1/1/38, Mandatory Put 7/1/08
                           @ 100, AMBAC

                   1,555   Southeast Housing Finance Corp.,                                                                     864
                           Residual Revenue, Series A, 0.00%,
                           11/1/14, Prerefunded 5/1/05 @ 56.09

                   1,000   State Public Finance Authority,                                                                    1,089
                           Revenue, Unemployment                                                                             ------
                           Compensation Assessment, Series A,
                           5.00%, 6/15/08, FSA
                                                                                                                             23,247
                                                                                                                             ------
Virginia (1.2%):
                   1,000   Big Stone Gap Redevelopment and                                                                    1,092
                           Housing Authority, Correctional
                           Facility Lease Revenue, 5.00%,
                           9/1/08

                   2,000   Louisa Industrial Development                                                                      1,979
                           Authority, Solid Waste & Sewer
                           Disposal Revenue, Series A, 2.35%,
                           9/1/30, Mandatory Put 4/1/07 @ 100

                   2,000   Peninsula Ports Authority Coal,                                                                    2,012
                           Terminal Revenue, Dominion Terminal
                           Associates Project, 3.30%, 10/1/33,
                           Mandatory Put 10/1/08 @ 100, LOC:
                           Dominion Energy

                     650   State Housing Development                                                                            671
                           Authority, Revenue, Rental Housing,
                           Series F, AMT, 4.30%, 5/1/06

                     650   State Housing Development                                                                            681
                                                                                                                             ------

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                           Authority, Revenue, Rental Housing,
                           Series F, AMT, 4.40%, 5/1/07
                                                                                                                              6,435
                                                                                                                            -------

Washington (3.9%):
                   2,835   King County Limited Tax, GO, Series                                                                2,987
                           B, 4.00%, 1/1/09

                   2,055   King County, School District #415,                                                                 2,349
                           GO, 6.30%, 12/1/08

                   2,000   State Public Power Supply System                                                                   2,143
                           Revenue, Nuclear Project #2, Series
                           A, 6.10%, 7/1/06

                   4,195   State Public Power Supply System                                                                   3,931
                           Revenue, Nuclear Project #2, Series
                           A, 0.00%, 7/1/07, MBIA, ETM

                   3,550   State Public Power Supply System                                                                   3,314
                           Revenue, Nuclear Project #2, Series
                           A, 0.00%, 7/1/07

                   1,475   State Public Power Supply System                                                                   1,382
                           Revenue, Nuclear Project #2, Series
                           A, 0.00%, 7/1/07, ETM

                   2,500   State Public Power Supply System                                                                   2,789
                           Revenue, Nuclear Project #2, Series
                           A, 5.75%, 7/1/08

                   2,140   State Public Power Supply System                                                                   1,928
                           Revenue, Nuclear Project #3, Series                                                              -------
                           B, 0.00%, 7/1/08, FGIC
                                                                                                                             20,823
                                                                                                                            -------

Wisconsin (1.8%):
                   7,400   Badger Tobacco Asset Securitization                                                                7,480
                           Corp., 5.00%, 6/1/08
                   2,000   State, GO, Series A, 5.00%, 5/1/07                                                                 2,146
                                                                                                                            -------
                                                                                                                              9,626
                                                                                                                            -------

Wyoming (0.6%):
                   1,540   Teton County Hospital District,                                                                    1,554
                           Hospital Revenue, St. Johns Medical
                           Center, 5.00%, 12/1/05

                   1,620   Teton County Hospital District,                                                                    1,676
                           Hospital Revenue, St. Johns Medical                                                              -------
                           Center, 5.25%, 12/1/06

                                                                                                                              3,230
                                                                                                                            -------

TOTAL MUNICIPAL BONDS                                                                                                       508,170
                                                                                                                            -------
MONTHLY DEMAND NOTES (6.8%):
California (0.5%):
                   2,700   Statewide Communities                                                                              2,700
                           Development Authority, Certificates                                                              -------
                           of Participation, 5.51%, 5/15/29,
                           ACA*


Florida (1.7%):
                   9,300   Educational Loan Marketing Corp.,                                                                  9,300
                           Revenue, Series A, 1.51%, 12/1/18 *                                                              -------
Hawaii (0.4%):
                   2,000   Honolulu City and County, GO,                                                                      2,216
                           5.45%, 9/11/08, MBIA*                                                                            -------

Illinois (2.0%):
                  10,000   Development Finance Authority,                                                                    10,001
                           PCR, Revenue, Power Co. Project,                                                                 -------
                           Series C, 1.55%, 4/1/32, MBIA*

Massachusetts (1.1%):
                   5,700   Quincy, Revenue, Longs-Quincy                                                                      5,959
                           Hospital Project, 8.82%, 1/15/11,                                                                -------
                           FSA*

North Dakota (0.2%):
                   1,000   Mclean County, Solid Waste                                                                         1,000
                           Disposal Revenue, AMT, 1.53%,                                                                    -------

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                           12/1/19, Callable 10/1/04 @101, LOC:
                           National Rural Co.*

Pennsylvania (0.9%):

                   5,000   Philadelphia School District, Series                                                               5,000
                           B9, GO, 1.35%, 9/1/21, FGIC*                                                                    --------

TOTAL MONTHLY DEMAND NOTES                                                                                                   36,176
                                                                                                                           --------
INVESTMENT COMPANIES (0.0%):
                      99   Blackrock Provident Institutional                                                                     99
                           Funds, Tax-Free Money Market Fund                                                               --------

TOTAL INVESTMENT COMPANIES                                                                                                       99
                                                                                                                           --------
TOTAL (COST $540,367) (a)                                                                                                  $544,445
                                                                                                                           ========

------------
Percentages indicated are based on net assets of $535,084.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

Unrealized appreciation ...............................  $5,052
Unrealized depreciation ...............................    (974)
                                                         ------
Net unrealized appreciation (depreciation) ............  $4,078
                                                         ======

     Aggregate cost for federal income tax purposes differs from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

* Variable rate securities having liquidity sources through bank letters of credit or other cards and/or liquidity agreements. The interest rate, which will change periodically, is based upon prime rates or an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at September 30, 2004.

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

ONE GROUP MUTUAL FUNDS
INTERMEDIATE TAX-FREE BOND FUND
Schedule of Portfolio Investments                            September 30, 2004
(Amounts in thousands)
(Unaudited)

THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("THE LIST") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

         SHARES
           OR
        PRINCIPAL                      SECURITY
         AMOUNT                       DESCRIPTION                                                                            VALUE
         ------                       -----------                                                                            -----
MUNICIPAL BONDS (96.2%):
Alabama (0.9%):
                   1,000   21st Century Authority, Tobacco                                                                  $ 1,036
                           Settlement Revenue, 5.00%, 12/1/07

                   4,300   University of Alabama, University                                                                  4,806
                           Revenue, 5.50%, 10/1/12, Callable                                                                 ------
                           10/1/09 @ 100, FGIC
                                                                                                                              5,842
                                                                                                                             ------
Alaska (2.4%):
                   7,000   North Slope Boro, Capital                                                                          6,548
                           Appreciation, GO, Series B, 0.00%,
                           6/30/07, MBIA

                   1,000   North Slope Boro, Capital                                                                            864
                           Appreciation, GO, Series B, 0.00%,
                           6/30/09, MBIA

                   1,520   North Slope Boro, Capital                                                                          1,188
                           Appreciation, GO, Series B, 0.00%,
                           6/30/11, MBIA

                   2,890   State, IDA, Revenue, Series A,                                                                     3,146
                           AMT, 5.70%, 4/1/11, Callable 4/1/07
                           @ 102

                   1,480   Student Loan Corp., Student Loan                                                                   1,590
                           Revenue, Series A, AMT, 5.10%,
                           7/1/10, Callable 7/1/09 @ 100,
                           AMBAC

                   1,560   Student Loan Corp., Student Loan                                                                   1,669
                           Revenue, Series A, AMT, 5.20%,                                                                    ------
                           7/1/11, Callable 7/1/09 @ 100,
                           AMBAC
                                                                                                                             15,005
                                                                                                                             ------
Arizona (2.1%):
                   1,340   Gila County, IDA, Hospital                                                                         1,465
                           Revenue, Cobre Valley Community
                           Hospital, 5.75%, 12/1/12, Callable
                           12/1/10 @ 101, ACA

                   2,960   Maricopa County, Stadium District                                                                  3,224
                           Revenue, 5.00%, 6/1/08, AMBAC

                   3,005   Maricopa County, Stadium District                                                                  3,302
                           Revenue, 5.00%, 6/1/09, AMBAC

                   1,075   Phoenix, IDA, Government Office                                                                    1,178
                           Lease Revenue, 5.00%, 9/15/12,
                           Callable 9/15/10 @ 100, AMBAC

                   1,900   Phoenix, IDA, Government Office                                                                    2,082
                           Lease Revenue, 5.00%, 9/15/13,
                           Callable 9/15/10 @ 100, AMBAC

                   1,875   Phoenix, IDA, Government Office                                                                    2,068
                           Lease Revenue, 5.10%, 9/15/14,                                                                    ------
                           Callable 9/15/10 @ 100, AMBAC
                                                                                                                             13,319
                                                                                                                             ------
California (8.6%):
                   1,505   ABAG Finance Authority for                                                                         1,585
                           Nonprofit Corp., Multi-Family Housing
                           Revenue, AMT, 6.75%, 4/20/07,
                           GNMA

                   2,000   ABAG Finance Authority for                                                                         2,046

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                           Nonprofit Corp., Multi-Family Housing
                           Revenue, AMT, 5.70%, 11/1/26,
                           Mandatory Put 11/1/06 @ 100

                   3,250   Anaheim Public Finance Authority,                                                                  3,921
                           Revenue, Public Improvements
                           Project, Series C, 6.00%, 9/1/16,
                           FSA

                   3,000   Golden State Tobacco Securitization                                                                3,111
                           Corp., Tobacco Settlement Revenue,
                           Series B, 5.63%, 6/1/20, Callable
                           6/1/07 @ 100

                   3,000   State, GO, 5.00%, 2/1/09                                                                           3,270

                   8,000   State Department of Water                                                                          8,892
                           Resources, Power Supply Revenue,
                           Series A, 5.38%, 5/1/17, Callable
                           5/1/12 @ 101

                   5,000   State Public Works Board Lease                                                                     5,412
                           Revenue, Department of Corrections,
                           Series E, 5.00%, 6/1/18, Callable
                           6/1/14 @ 100

                   3,720   State Public Works Board, Lease                                                                    4,077
                           Revenue, Department of Corrections,
                           Series C, 5.50%, 6/1/20, Callable
                           12/1/13 @ 100

                   2,500   State Public Works, Board Lease                                                                    2,782
                           Revenue, Department of Mental
                           Health, 5.50%, 6/1/18, Callable 6/1/14
                           @ 100

                   3,095   State Tobacco Securitization Corp.,                                                                3,208
                           Tobacco Settlement Revenue, Series
                           B, 5.50%, 6/1/18, Callable 6/1/07 @
                           100

                   3,000   State, GO, 5.00%, 2/1/10                                                                           3,282

                   5,000   State, GO, 5.25%, 2/1/15, Callable                                                                 5,577
                           8/1/13 @ 100, FGIC

                   3,000   State, GO, 5.25%, 2/1/18, Callable                                                                 3,258
                           2/1/13 @ 100

                   3,000   Statewide Communities                                                                              3,156
                           Development Authority, Revenue,
                           Insured Health Facilities, 5.00%,
                           11/15/18, Callable 11/1/13 @ 100,
                           LOC: California State Mortgage

                   1,000   Statewide Communities                                                                              1,042
                           Development Authority, Revenue,                                                                   ------
                           Insured Health Facilities, 5.25%,
                           11/15/23, Callable 11/1/13 @ 100,
                           LOC: California State Mortgage
                                                                                                                             54,619
                                                                                                                             ------
Colorado (4.2%):
                   1,000   Arapahoe County, School District                                                                   1,146
                           #5, Cherry Creek, GO, 6.00%,
                           12/15/14, Callable 12/15/09 @ 100

                   3,000   Denver City & County Airport                                                                       3,274
                           Revenue, 5.25%, 11/15/13, Callable
                           11/15/12 @ 100, FGIC

                   1,640   Denver City & County, Airport                                                                      1,779
                           Revenue, Series B, AMT, 5.75%,
                           11/15/09, Callable 11/15/06 @ 102,
                           MBIA

                   1,690   Douglas County School District #1,                                                                 1,982
                           Series B, 5.75%, 12/15/13, Callable
                           12/15/12 @ 100, FSA

                   1,000   El Paso County, School District #11,                                                               1,316
                           Colorado Springs, GO, 7.10%,
                           12/1/16, Callable 12/1/07 @ 125

                   5,000   El Paso County, School District #11,                                                               6,555
                           Colorado Springs, GO, 7.13%,

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.


                               12/1/19, Callable 12/1/07 @ 125

                       1,350   Health Facilities Authority, Revenue,                                                          1,381
                               5.00%, 2/1/17, Callable 2/1/12 @
                               100, ACA

                       2,355   Health Facilities Authority, Revenue,                                                          2,385
                               Steamboat Springs Health, 5.75%,
                               9/15/22, Callable 9/15/08 @ 101 (b)

                         130   Housing Finance Authority,                                                                       131
                               Revenue, 5.38%, 8/1/12, Callable
                               8/1/10 @ 102

                       2,400   Metropolitan Football Stadium,                                                                 2,007
                               District Sales Tax Revenue, Series A,
                               0.00%, 1/1/10, MBIA

                       1,000   Metropolitan Football Stadium,                                                                   797
                               District Sales Tax Revenue, Series B,
                               0.00%, 1/1/11

                       3,410   Water Reservoir & Power                                                                        3,957
                               Development Authority, Wastewater                                                             ------
                               Revenue, Series A, 6.00%, 9/1/10,
                               AMBAC
                                                                                                                             26,710
                                                                                                                             ------
Connecticut (0.9%):
                       5,000   State, GO, Series A, 5.25%,                                                                    5,619
                               4/15/11                                                                                       ------

District of Columbia (1.2%):
                       6,455   District of Columbia Water & Sewer                                                             7,309
                               Authority, Public Utility Revenue,                                                            ------
                               5.50%, 10/1/10, Callable 4/1/09 @
                               160

Florida (4.1%):
                       5,250   Broward County, Resource                                                                       5,552
                               Recovery Revenue, 5.00%, 12/1/06

                         605   Clay County, Housing Finance                                                                     624
                               Authority, Single Family Mortgage
                               Revenue,  AMT, 5.25%, 10/1/07,
                               Callable 4/1/07 @102, GNMA/FNMA

                         220   Clay County, Housing Finance                                                                     226
                               Authority, Single Family Mortgage
                               Revenue, AMT, 6.20%, 9/1/11,
                               Callable 3/1/05 @ 102, GNMA

                         170   Clay County, Housing Finance                                                                     174
                               Authority, Single Family Mortgage
                               Revenue, AMT, 6.25%, 9/1/13,
                               Callable 3/1/05 @ 102, GNMA

                       1,000   Dade County, Aviation Revenue,                                                                 1,059
                               Series A, 6.00%, 10/1/08, Callable
                               10/1/05 @ 102, AMBAC

                       3,000   Dade County School Board,                                                                      3,362
                               Certificates of Participation, Series B,
                               5.50%, 5/1/30

                       4,000   Dade County School Board,                                                                      4,367
                               Certificates of Participation, Series B,
                               5.00%, 5/1/31

                       1,500   Gulf Breeze, Miami Beach Local                                                                 1,663
                               Government Revenue, Series B,
                               5.13%, 12/1/20, Putable 12/1/15 @
                               100, FGIC

                       1,735   Gulf Breeze, Miami Beach Local                                                                 1,910
                               Government Revenue, Series C,
                               5.00%, 12/1/15, Callable 12/1/11 @
                               100, FGIC

                       1,185   Indian River County, Hospital                                                                  1,292
                               Revenue, 5.95%, 10/1/09, Callable
                               1/1/07 @ 102, FSA

                       1,285   Indian River County, Hospital                                                                  1,402
                               Revenue, 6.00%, 10/1/10, Callable
                               1/1/07 @ 102, FSA

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                   4,000   Palm Beach County, Housing                                                                         4,261
                           Finance Authority, Multi-Family                                                                   ------
                           Housing Revenue, Country Lake,
                           4.75%, 6/1/31, Callable 6/1/09 @ 101,
                           FNMA
                                                                                                                             25,892
                                                                                                                             ------
Georgia (1.1%):
                   1,000   Atlanta Airport Facilities, Revenue,                                                               1,100
                           Series A, 6.50%, 1/1/07, AMBAC

                   5,000   State, Series D, GO, 5.80%,                                                                        5,826
                           11/1/12, Callable 11/1/09 @ 102                                                                   ------

                                                                                                                              6,926
                                                                                                                             ------
Hawaii (0.8%):
                   1,000   Honolulu City & County, GO, Series                                                                 1,087
                           A, 5.60%, 4/1/07, FSA

                   3,335   State, GO, Series CM, 6.00%,                                                                       3,884
                           12/1/10, FGIC                                                                                     ------

                                                                                                                              4,971
                                                                                                                             ------
Illinois (3.6%):
                   3,275   Chicago Tax Increment, 5.00%,                                                                      3,466
                           11/15/07, ACA

                   1,370   Chicago, Emergency Telephone                                                                       1,540
                           Systems, GO, 5.25%, 1/1/13, FGIC

                   1,000   Chicago, Emergency Telephone                                                                       1,130
                           Systems, GO, 5.25%, 1/1/15, FGIC

                   1,000   Chicago, Metro Water Reclamation,                                                                  1,277
                           District-Greater Chicago, Capital
                           Improvements, GO, 7.25%, 12/1/12

                   3,000   Chicago, O'Hare International                                                                      3,183
                           Airport, Revenue, Series A, 5.63%,
                           1/1/13, Callable 1/1/06 @ 102,
                           AMBAC

                   5,300   Chicago, Public Building                                                                           5,964
                           Commission, Revenue, Series A,
                           5.25%, 12/1/11, MBIA

                   1,025   Will County, School District #204,                                                                 1,153
                           GO, 5.38%, 12/1/12, Callable 12/1/11
                           @ 100, FSA

                   1,350   Winnebago County, School District                                                                  1,495
                           #122, Harlem - Loves Park
                           Refunding, GO, 6.35%, 6/1/07,
                           FGIC

                   4,445   Winnebago County, School District                                                                  3,195
                           #122, Harlem - Loves Park                                                                         ------
                           Refunding, GO, 0.00%, 1/1/13, FSA
                                                                                                                             22,403
                                                                                                                             ------
Indiana (2.2%):
                   1,670   Fifth Avenue Housing Development                                                                   1,671
                           Corp., Mortgage Revenue, Section 8
                           Assisted Project, Series A, 5.05%,
                           8/1/11, Callable 2/1/05 @ 100

                   3,000   Indianapolis Airport Authority                                                                     3,125
                           Revenue, Special Facilities-Federal
                           Express Corp. Project, 5.10%,
                           1/15/17, AMT

                   2,590   Indianapolis, EDR,                                                                                 2,605
                           Knob-in-the-Woods Project, 6.38%,
                           12/1/24

                   1,702   Indianapolis, Multi-Family Revenue,                                                                1,821
                           Series A, 5.35%, 12/1/16, Callable
                           4/1/11 @ 100, GNMA

                   1,500   Transportation Finance Authority,                                                                  1,745
                           AMBAC, 6.00%, 11/1/11

                   2,280   Transportation Finance Authority,                                                                  2,648
                           Highway Revenue, Series A, 5.75%,                                                                 ------
                           6/1/12, AMBAC
                                                                                                                             13,615
                                                                                                                             ------

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

Iowa (1.0%):
                   1,000   Higher Education Loan Authority,                                                                   1,117
                           Revenue, 5.75%, 10/1/13, Callable
                           10/1/12 @ 100, ACA

                   5,000   Tobacco Settlement Authority,                                                                      5,032
                           Tobacco Settlement Revenue, Series                                                                ------
                           B, 5.50%, 6/1/11
                                                                                                                              6,149
                                                                                                                             ------
Kansas (1.9%):
                   1,375   Butler County, Public Building                                                                     1,530
                           Improvement Revenue, 5.25%,
                           10/1/12, Callable 10/1/10 @ 100,
                           MBIA

                   1,600   Butler County, Public Building                                                                     1,775
                           Improvement Revenue, 5.35%,
                           10/1/15, Callable 10/1/10 @ 100,
                           MBIA

                   1,175   Johnson County, School District                                                                    1,287
                           #232, GO, 5.00%, 9/1/12, Callable
                           9/1/10 @ 100, FSA

                   1,330   Johnson County, School District                                                                    1,498
                           #232, GO, 5.50%, 9/1/13, Callable
                           9/1/10 @ 100, FSA

                   1,495   Johnson County, School District                                                                    1,684
                           #232, GO, 5.50%, 9/1/14, Callable
                           9/1/10 @ 100, FSA

                   1,675   Johnson County, School District                                                                    1,885
                           #232, GO, 5.50%, 9/1/15, Callable
                           9/1/10 @ 100, FSA

                   1,865   Johnson County, School District                                                                    2,056
                           #232, GO, 5.25%, 9/1/16, Callable                                                                 ------
                           9/1/10 @ 100, FSA
                                                                                                                             11,715
                                                                                                                             ------
Kentucky (0.4%):
                     325   Greater Kentucky Housing                                                                             325
                           Assistance Corp., Multi-Family
                           Housing Revenue, Series A, 5.90%,
                           2/1/14, FHA

                   1,000   Kenton County, Public Properties                                                                   1,078
                           Corp., Revenue, Series A, 5.63%,
                           12/1/12, Callable 12/1/06 @ 101

                   1,000   State Property & Buildings,                                                                        1,133
                           Commission Revenues, Project #73,                                                                 ------
                           5.50%, 11/1/14, Callable 11/1/11 @
                           100
                                                                                                                              2,536
                                                                                                                             ------
Louisiana (1.0%):
                   1,000   Port New Orleans Board of                                                                          1,096
                           Commissioners Port Facilities,
                           Revenue, AMT, 5.50%, 4/1/08

                   4,980   State, GO, Series A, 5.00%, 4/1/09,                                                                5,472
                           FGIC                                                                                              ------

                                                                                                                              6,568
                                                                                                                             ------
Maryland (0.7%):
                   2,950   State Community Development                                                                        3,083
                           Administration Department, Housing
                           and Community Development, Single
                           Family Housing Revenue, Fifth
                           Series, 5.95%, 4/1/16, Callable 4/1/06
                           @ 102

                   1,055   State Community Development                                                                        1,055
                           Administration Department, Housing                                                                ------
                           and Community Development, Series
                           B, AMT, 5.55%, 9/1/25, Callable
                           9/1/09 @ 100
                                                                                                                              4,138
                                                                                                                             ------
Massachusetts (0.7%):

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                   4,000   State, GO, Series A, 5.38%, 8/1/08                                                                 4,418
                                                                                                                             ------

Michigan (2.5%):
                   3,000   Rochester Community School                                                                         3,354
                           District, GO, Series I, 5.50%, 5/1/09

                   5,445   Royal Oak Hospital Finance                                                                         6,271
                           Authority, Hospital Revenue, William
                           Beaumont Hospital, 6.25%, 1/1/11

                   2,500   State Building Authority, Revenue,                                                                 2,831
                           Facilities Program, Series 1, 5.50%,
                           10/15/12, Callable 10/15/11 @ 100

                   1,220   State Building Authority, Revenue,                                                                 1,220
                           Facilities Program, Series 1, 4.20%,
                           10/15/21, Callable 10/15/09 @ 100

                     979   State Housing Development                                                                          1,040
                           Authority, Multi-Family Housing
                           Revenue, Huntley Villas Apartments,
                           Series A, AMT, 4.80%, 8/20/12,
                           GNMA

                   1,000   Sturgis Public School District, GO,                                                                1,123
                           5.63%, 5/1/16                                                                                     ------

                                                                                                                             15,839
                                                                                                                             ------
Minnesota (1.0%):
                     730   State Housing Finance Agency,                                                                        741
                           Single Family Mortgage Revenue,
                           Series C, AMT, 4.85%, 1/1/24,
                           Callable 7/1/09 @ 100

                     595   State Housing Finance Agency,                                                                        614
                           Single Family Mortgage Revenue,
                           Series G, AMT, 6.25%, 7/1/26,
                           Callable 1/1/06 @ 102

                   3,575   State Housing Finance Agency,                                                                      3,656
                           Single Family Mortgage Revenue,
                           Series L, AMT, 6.25%, 7/1/27, Callable
                           1/1/05 @ 102

                   1,000   State Municipal Power Agency                                                                       1,082
                           Electric Revenue, Series A, 5.25%,                                                                ------
                           10/1/19, Callable 10/1/14 @ 100
                                                                                                                              6,093
                                                                                                                             ------

Mississippi (0.2%):
                   1,190   Higher Education Assistance Corp.,                                                                 1,271
                           Student Loan Revenue, Series B-3,                                                                 ------
                           AMT, 5.30%, 9/1/08, GSL

Missouri (1.0%):
                   1,430   Kansas City Municipal Corp.,                                                                       1,507
                           Revenue, 5.40%, 1/15/08, Callable
                           1/15/06 @ 101, AMBAC

                   3,105   St. Louis Land Clearance                                                                           3,305
                           Redevelopment Authority,
                           Multi-Family Housing Revenue,
                           Westminster Place Apartments,
                           Series A, 5.95%, 7/1/22, FNMA

                     785   State Housing Development                                                                            847
                           Community, Multi-Family Housing
                           Revenue, Series III, 4.70%, 12/1/11

                     775   State Housing Development                                                                            833
                           Community, Multi-Family Housing                                                                   ------
                           Revenue, Series III, 4.80%, 12/1/12,
                           Callable 12/1/11 @ 100
                                                                                                                              6,492
                                                                                                                             ------

Montana (0.1%):
                     485   State Board Housing, Single Family                                                                   492
                           Housing Revenue, Series A-2, AMT,                                                                 ------
                           5.10%, 12/1/30, Callable 6/1/09 @
                           100

Nebraska (1.2%):
                   6,665   Public Power, District Revenue,                                                                    7,299
                                                                                                                             ------

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                           Series B, 5.25%, 1/1/14, Callable
                           1/1/08 @ 101, MBIA

Nevada (1.3%):
                   8,200   Clark County, PCR, Nevada Power                                                                    8,225
                           Co. Project, 5.30%, 10/1/11, Callable                                                             ------
                           1/1/05 @ 101, ACA

New Jersey (1.9%):
                   2,395   State Transportation Authority Trust                                                               2,793
                           Fund, Transportation Sytem Revenue,
                           Series B, 6.00%, 12/15/14, Callable
                           12/15/11 @ 100, MBIA

                   7,825   State Transportation Corp.,                                                                        8,869
                           Certificates of Participation, Federal                                                            ------
                           Transportation Administration Grants,
                           Series B, 5.50%, 9/15/11
                                                                                                                             11,662
                                                                                                                             ------
New Mexico (0.5%):
                   1,030   University of New Mexico,                                                                            966
                           Revenue, Series B, 0.00%, 6/1/07,
                           MBIA

                   1,040   University of New Mexico,                                                                            941
                           Revenue, Series B, 0.00%, 6/1/08,
                           MBIA

                   1,115   University of New Mexico,                                                                            967
                           Revenue, Series B, 0.00%, 6/1/09,                                                                 ------
                           MBIA
                                                                                                                              2,874

New York (11.9%):
                   1,160   Erie County, Tobacco Asset                                                                         1,173
                           Securitization Corp., Revenue, Series
                           A, 5.38%, 7/15/10

                   1,505   Erie County, Tobacco Asset                                                                         1,521
                           Securitization Corp., Revenue, Series
                           A, 5.50%, 7/15/11, Callable 7/15/10 @
                           101

                   1,025   Erie County, Tobacco Asset                                                                         1,025
                           Securitization Corp., Revenue, Series
                           A, 5.50%, 7/15/12, Callable 7/15/10 @
                           101

                   3,745   New York City, GO, Series 1,                                                                       3,999
                           5.75%, 3/15/07, Callable 3/15/06 @
                           101.5, MBIA

                   1,770   New York City, GO, Series A,                                                                       1,899
                           5.00%, 8/1/07

                   2,495   New York City, GO, Series A,                                                                       2,735
                           7.00%, 8/1/07, Callable 8/1/06 @
                           101.5

                     105   New York City, GO, Series A,                                                                         116
                           7.00%, 8/1/07

                   2,100   New York City, GO, Series D,                                                                       2,294
                           5.75%, 8/1/07

                     650   New York City, GO, Series D,                                                                         711
                           5.25%, 8/1/08

                   4,000   New York City, GO, Series D,                                                                       4,691
                           6.50%, 11/1/09, MBIA

                   1,500   New York City, GO, Series E,                                                                       1,716
                           5.75%, 8/1/12

                   3,000   New York City, GO, Series G,                                                                       3,239
                           5.25%, 8/1/07

                   5,000   New York City, GO, Series G,                                                                       5,470
                           5.25%, 8/1/08

                  10,000   New York City, GO, Series H,                                                                      10,959
                           5.25%, 3/15/15, Callable 3/15/11 @
                           101

                   2,500   New York City, Municipal Water                                                                     2,696
                           Finance Authority, 5.00%, 6/15/16,
                           Callable 6/15/12 @ 100

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                   5,550   New York City, Transitional Financial                                                              6,140
                           Authority, 5.25%, 8/1/15

                   2,220   State, GO, Series B, 5.00%, 8/1/06                                                                 2,337

                   2,865   State, GO, Series B, 5.00%, 8/1/07                                                                 3,074

                   4,000   Tobacco Settlement Financing Corp.,                                                                4,389
                           Revenue, Series C-1, 5.50%, 6/1/18,
                           Callable 6/1/12 @ 100

                   4,000   Tobacco Settlement Financing Corp.,                                                                4,413
                           Revenue, Series C-1, 5.50%, 6/1/19,
                           Callable 6/1/13 @ 100

                  10,000   Triborough Bridge & Tunnel Authority,                                                             11,039
                           Revenue, 5.25%, 11/15/16                                                                          ------

                                                                                                                             75,636
                                                                                                                             ------
North Carolina (0.6%):
                     940   Housing Finance Agency,                                                                              975
                           Homeownership Revenue, Series 1-B,
                           5.13%, 7/1/13, Callable 7/1/08 @
                           101

                   2,500   Municipal Power Agency #1,                                                                         2,782
                           Catawba Electric Revenue, 7.25%,                                                                  ------
                           1/1/07, MBIA
                                                                                                                              3,757
                                                                                                                             ------

Ohio (6.3%):
                   1,250   Cincinnati, GO, 5.38%, 12/1/17,                                                                    1,392
                           Callable 12/1/10 @ 100

                   3,770   Cleveland Stadium Project,                                                                         3,499
                           Certificates of Participation, 0.00%,
                           11/15/07, AMBAC

                     945   Cleveland-Cuyahoga County, Port                                                                    1,001
                           Authority Revenue, Series A, 5.60%,
                           11/15/15, Callable 5/15/12 @ 102

                   1,525   Cuyahoga Community College,                                                                        1,675
                           5.00%, 12/1/15, Callable 12/1/12 @
                           101, AMBAC

                   1,395   Franklin County, EDR, South                                                                        1,465
                           Community Urban, 5.00%, 6/1/07 (b)

                   1,465   Franklin County, EDR, South                                                                        1,550
                           Community Urban, 5.25%, 6/1/08 (b)

                   1,115   Franklin County, EDR, South                                                                        1,189
                           Community Urban, 5.50%, 6/1/09 (b)

                   2,065   Franklin County, Online Computer                                                                   2,220
                           Library Center, 5.00%, 4/15/08

                   1,170   Franklin County, Online Computer                                                                   1,266
                           Library Center, 5.00%, 4/15/09

                   5,510   Montgomery County, Catholic                                                                        6,110
                           Health Revenue, 5.50%, 9/1/12

                     755   Ohio Capital Corp., Multi-Family                                                                     756
                           Housing Revenue, Series M, 5.90%,
                           2/1/14, Callable 2/1/05 @ 100, FHA

                   1,365   Riversouth Authority, Reserve Area                                                                 1,519
                           Redevelopment, Series A, 5.25%,
                           12/1/17, Callable 6/1/14 @ 100

                   2,490   Riversouth Authority, Reserve Area                                                                 2,755
                           Redevelopment, Series A, 5.25%,
                           12/1/18, Callable 6/1/14 @ 100

                   2,245   Riversouth Authority, Revenue Area                                                                 2,507
                            Redevelopment, Series A, 5.25%,
                           12/1/16, Callable 6/1/14 @ 100

                   3,000   State Air Quality Development                                                                      3,038
                           Authority, Revenue, 3.25%, 2/1/15

                   2,060   Toledo Lucas County Port Authority                                                                 2,166
                           Development Revenue, 6.25%,
                           5/15/24, Callable 11/15/14 @ 100,
                           AMT

                   1,000   Warrensville Heights, City School                                                                  1,235
                           Improvements, GO, 7.00%, 12/1/11,
                           FGIC

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                   1,000   Warrensville Heights, City School                                                                  1,251
                           Improvements, GO, 7.00%, 12/1/12,
                           FGIC

                   1,075   Warrensville Heights, City School                                                                  1,361
                           Improvements, GO, 7.00%, 12/1/13,
                           FGIC

                   1,150   Warrensville Heights, City School                                                                  1,474
                           Improvements, GO, 7.00%, 12/1/14,                                                                 ------
                           FGIC
                                                                                                                             39,429
                                                                                                                             ------
Oklahoma (0.4%):
                   2,500   State, IDR, Baptist Health Center,                                                                 2,629
                           Series C, 6.25%, 8/15/12, Callable                                                                ------
                           8/15/07 @ 100, ETM

Oregon (2.9%):
                   3,000   Clackamas County, Hospital Facility                                                                3,267
                           Authority Revenue, Legacy Health
                           System, 5.38%, 2/15/12, Callable
                           8/15/09 @ 101

                   1,475   Lane County, School District #040,                                                                 1,712
                           Creswell, GO, 6.00%, 6/15/13,
                           Callable 6/15/10 @ 100

                   1,785   Lane County, School District #040,                                                                 2,071
                           Creswell, GO, 6.00%, 6/15/15,
                           Callable 6/15/10 @ 100

                   1,025   Lane County, School District #040,                                                                 1,189
                           Creswell, GO, 6.00%, 6/15/16,
                           Callable 6/15/10 @ 100

                   1,120   Lane County, School District #040,                                                                 1,300
                           Creswell, GO, 6.00%, 6/15/17,
                           Callable 6/15/10 @ 100

                   1,000   Lane County, School District #52,                                                                  1,068
                           Bethel, GO, 6.00%, 6/1/06, FSA

                   1,000   Polk, Marion, & Benton Counties,                                                                   1,147
                           School District #13J, GO, 5.75%,
                           6/15/12, Callable 6/15/10 @ 100,
                           FSA

                   1,405   Polk, Marion, & Benton Counties,                                                                   1,612
                           School District #13J, GO, 5.75%,
                           6/15/15, Callable 6/15/10 @ 100,
                           FSA

                   1,305   State Economic & Community                                                                         1,432
                           Development Revenue, Series B,
                           5.30%, 1/1/16, Callable 1/1/09 @ 102,
                           MBIA

                   2,095   Washington County, GO, 5.50%,                                                                      2,371
                           6/1/13, Callable 6/1/11 @ 100

                   1,050   Washington County, Sewer Agency                                                                    1,216
                           Revenue, Series 1, 5.75%, 10/1/11,                                                                ------
                           FGIC
                                                                                                                             18,385
                                                                                                                             ------
Pennsylvania (1.8%):
                   3,500   Childrens Trust Fund Tobacco                                                                       4,004
                           Settlement, 5.75%, 7/1/10, FNMA

                   2,875   Dauphin County, IDA, Metropolitan                                                                  2,885
                           Edison Co., Revenue, Series M,
                           6.00%, 1/1/08, MBIA

                   1,550   Housing Finance Agency, Single                                                                     1,642
                           Family Mortgage Revenue, Series
                           67A, AMT, 5.50%, 10/1/11, Callable
                           9/1/09 @ 100

                   1,250   Indiana County, IDA, PCR, New                                                                      1,335
                           York State Electric & Gas Corp.,
                           Series A, 6.00%, 6/1/06, MBIA

                   1,500   Northeastern Hospital & Education                                                                  1,547
                           Authority, Health Care Revenue,                                                                   ------
                           Wyoming Valley Health Care, Series

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                           A, 6.40%, 1/1/06, Callable 1/1/05 @
                           102, AMBAC
                                                                                                                             11,413

Puerto Rico (2.1%):
                   2,000   Commonwealth Highway and                                                                           2,196
                           Transportation Authority, Highway
                           Revenue, Series AA, 5.00%, 7/1/26,
                           Callable 7/1/10, @ 100, FSA

                   4,800   Commonwealth Public Improvement,                                                                   5,825
                           GO, 7.00%, 7/1/10, AMBAC

                   3,000   Commonwealth Public Improvement,                                                                   3,264
                           GO, Series C, 5.00%, 7/1/28,
                           Mandatory Put 7/1/08 @ 100, MBIA

                   1,500   Puerto Rico Public Finance Corp.,                                                                  1,681
                           5.75%, 8/1/27, Callable 2/1/12 @                                                                  ------
                           100
                                                                                                                             12,966
                                                                                                                             ------

South Carolina (0.9%):
                   2,810   Charleston County, Public                                                                          3,244
                           Improvements, GO, 6.13%, 9/1/12,
                           Callable 9/1/09 @ 101

                   1,065   Jobs Economic Development                                                                          1,174
                           Authority, Hospital Facilities
                           Revenue, Georgetown Memorial
                           Hospital, 5.25%, 2/1/11

                   1,215   Jobs Economic Development                                                                          1,358
                           Authority, Hospital Facilities                                                                    ------
                           Revenue, Georgetown Memorial
                           Hospital, 5.50%, 11/1/12, Callable
                           11/1/09 @ 101, AMBAC
                                                                                                                              5,776
                                                                                                                             ------

South Dakota (0.2%):
                   1,000   Housing Development Authority,                                                                     1,073
                           Revenue, Homeownership Mortgage,                                                                  ------
                           Series D, 4.70%, 5/1/10

Tennessee (1.5%):
                   2,985   Housing Development Agency,                                                                        2,832
                           Homeownership Program, Revenue,
                           Issue 3A, AMT, 0.00%, 7/1/06

                   1,345   Municipal Energy Acquisition Corp.,                                                                1,428
                           Gas Revenue, 4.13%, 3/1/09, FSA

                   2,860   State School Board Authority, Higher                                                               3,116
                           Educational Facilities, GO, Series A,
                           5.00%, 5/1/08, FSA

                   1,950   Tennergy Corp., Gas Revenue,                                                                       2,138
                           5.00%, 6/1/09, MBIA                                                                               ------

                                                                                                                              9,514
                                                                                                                             ------
Texas (8.1%):
                   1,435   Carroll Independent School District,                                                                 910
                           GO, Series A, 0.00%, 2/15/14, PSFG

                   1,155   Cedar Hill Independent School                                                                        825
                           District, GO, 0.00%, 8/15/12, Callable
                           8/15/09 @ 83.50

                     205   Central Texas Housing Finance                                                                        205
                           Corp., Single Family Mortgage
                           Revenue, Mortgage Program, AMT,
                           8.20%, 4/1/22, GNMA

                   5,000   Coastal Bend Health Facilities                                                                     5,886
                           Development, Incarnate Word Health
                           Services, Revenue, 5.93%, 11/15/13,
                           AMBAC

                   5,205   Coppell Independent School District,                                                               2,969
                           Capital Appreciation, GO, 0.00%,
                           8/15/16, Callable 8/15/09 @ 67.02,
                           PSFG

                   5,000   Harris County, Hospital District                                                                   5,701

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                           Revenue, 6.00%, 2/15/13, Callable
                           8/15/10 @ 100, MBIA

                   4,115   Harris County, Houston Sports                                                                      2,832
                           Authority, Revenue, Series B, 0.00%,
                           11/15/12, Callable 11/15/08 @ 81.21,
                           MBIA

                   3,700   Harris County, Toll Road Revenue,                                                                  3,644
                           Sub-Lien A, GO, 0.00%, 8/15/05,
                           MBIA

                   2,000   Hays Independent School District,                                                                  1,444
                           GO, Capital Appreciation, 0.00%,
                           8/15/12, Callable 8/15/11 @ 94.86

                  10,000   Houston Independent School                                                                         6,856
                           District, Capital Appreciation, GO,
                           Series A, 0.00%, 2/15/13, Callable
                           2/15/09 @ 81.76, PSFG

                   3,885   Houston Independent School                                                                         2,856
                           District, Public Facilities Corp., Lease
                           Revenue, 0.00%, 9/15/12, AMBAC

                   6,720   Leander Independent School District,                                                               4,522
                           GO, 0.00%, 8/15/13, Callable 8/15/09
                           @ 79.25

                     700   Southlake, GO, 0.00%, 2/15/11,                                                                       545
                           Callable 2/15/09 @ 88.85, AMBAC

                   1,000   Southlake, GO, 0.00%, 2/15/13,                                                                       685
                           Callable 2/15/09 @ 78.18, AMBAC

                   3,000   State, GO, 5.25%, 8/1/07, GSL                                                                      3,235

                   2,540   Tech University Revenue, Series 6,                                                                 2,742
                           5.25%, 2/15/16, Callable 2/15/09 @
                           100, AMBAC

                   4,795   Water Development Board,                                                                           5,403
                           Revenue, 5.63%, 7/15/12, Callable                                                                 ------
                           7/15/10 @ 100
                                                                                                                             51,260
                                                                                                                             ------
Utah (0.3%):
                   1,700   Salt Lake City, Municipal Building                                                                 1,915
                           Authority, Lease Revenue, Series B,                                                               ------
                           5.50%, 10/15/14, Callable 10/15/09 @
                           101

Washington (10.7%):
                   2,845   Cowlitz County, Public Utility District                                                            3,136
                           #001, Revenue, 5.00%, 9/1/10,
                           AMBAC

                   2,255   Cowlitz County, Public Utility District                                                            2,490
                           #001, Revenue, 5.00%, 9/1/11,
                           AMBAC

                     551   Kitsap County, Consolidated                                                                          601
                           Housing Authority Revenue, Low
                           Income Housing, 7.00%, 8/20/08,
                           GNMA

                   3,000   Kitsap County, School District #400,                                                               3,247
                           GO, 5.00%, 12/1/16, Callable 6/1/11
                           @ 100

                   1,300   Port Grays Harbor, Revenue, AMT,                                                                   1,403
                           6.38%, 12/1/14, Callable 12/1/09 @
                           100

                  10,000   Seattle Light & Power, Revenue,                                                                   11,261
                           5.50%, 3/1/13, Callable 3/1/11 @ 100,
                           FSA

                   5,140   Snohomish County, School District                                                                  5,970
                           #006, Mukilteo, Refunding, GO,
                           5.70%, 12/1/12, FGIC

                   3,525   Spokane & Whittman Counties,                                                                       4,004
                           Cheney School District #360-316, GO,
                           5.60%, 12/1/14, Callable 12/1/10 @
                           100

                   1,000   State Public Power Supply System,                                                                  1,065

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                           Nuclear Project #1, Revenue, Series
                           A, 5.70%, 7/1/06

                   1,300   State Public Power Supply System,                                                                  1,419
                           Nuclear Project #1, Revenue, Series
                           B, 5.60%, 7/1/07

                  11,845   State Public Power Supply System,                                                                 13,310
                           Nuclear Project #1, Revenue, Series
                           A, 6.00%, 7/1/08, AMBAC

                   3,650   State Public Power Supply System,                                                                  3,918
                           Nuclear Project #1, Revenue, Series
                           B, 5.13%, 7/1/16, Callable 7/1/07 @
                           102

                   3,800   State Public Power Supply System,                                                                  4,296
                           Nuclear Project #2, Revenue, 5.75%,
                           7/1/09

                   3,000   State Public Power Supply System,                                                                  3,337
                           Nuclear Project #3, Revenue, Series
                           B, 5.65%, 7/1/08, MBIA

                   5,000   State Public Power Supply System,                                                                  4,292
                           Nuclear Project #3, Revenue, Series
                           B, 0.00%, 7/1/09

                   4,000   State, GO, Series C, 5.50%, 7/1/09                                                                 4,482
                                                                                                                           --------
                                                                                                                             68,231
                                                                                                                           --------

West Virginia (1.0%):
                   2,495   Harrison County, Community SO,                                                                     2,842
                           Revenue, Series A, 6.25%, 5/15/10,
                           ETM

                   1,235   State Higher Education, Marshall                                                                   1,375
                           University, Series A, Revenue,
                           5.25%, 5/1/13, Callable 5/1/11 @ 100,
                           FGIC

                   1,000   State Higher Education, Marshall                                                                   1,113
                           University, Series A, Revenue,
                           5.25%, 5/1/14, Callable 5/1/11 @ 100,
                           FGIC

                   1,020   State Higher Education, Marshall                                                                   1,127
                           University, Series A, Revenue,                                                                  --------
                           5.25%, 5/1/15, Callable 5/1/11 @ 100,
                           FGIC
                                                                                                                              6,457
                                                                                                                           --------

TOTAL MUNICIPAL BONDS                                                                                                       606,442
                                                                                                                           --------
MONTHLY DEMAND NOTES (1.0%):
Illinois (1.0%):

                   6,000   Development Finance Authority,                                                                     6,000
                                                                                                                           --------
                           PCR, Revenue, Power Co. Project,
                           Series C, 1.55%, 4/1/32, MBIA*

TOTAL MONTHLY DEMAND NOTES                                                                                                    6,000
                                                                                                                           --------
INVESTMENT COMPANIES (2.0%):

                  12,336   Blackrock Provident Institutional                                                                 12,336
                           Funds, Tax-Free Money Market Fund                                                               --------
TOTAL INVESTMENT COMPANIES                                                                                                   12,336
                                                                                                                           --------

TOTAL (COST $586,710) (a)                                                                                                  $624,778
                                                                                                                           ========

------------

Percentages indicated are based on net assets of $630,072.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

Unrealized appreciation ........................  $38,186
Unrealized depreciation ........................     (118)
                                                  -------
Net unrealized appreciation (depreciation) .....  $38,068
                                                  =======

     Aggregate cost for federal income tax purposes differs from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

(b) Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees.

* Variable rate securities having liquidity sources through bank letters of credit or other cards and/or liquidity agreements. The interest rate, which will change periodically, is based upon prime rates or an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at September 30, 2004.

ONE GROUP MUTUAL FUNDS
TAX-FREE BOND FUND
Schedule of Portfolio Investments                             September 30, 2004
(Amounts in thousands)
(Unaudited)

THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("THE LIST") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

       SHARES
         OR
      PRINCIPAL                        SECURITY
        AMOUNT                        DESCRIPTION                                                                           VALUE
        ------                        -----------                                                                           ------
MUNICIPAL BONDS (97.6%):
Alabama (1.8%):
                   8,000   State Public School & College                                                                  $   9,047
                           Authority, Revenue, Series C, 5.75%,                                                           ---------
                           7/1/17

Alaska (2.2%):
                   2,000   Anchorage Schools, GO, Series B,                                                                   2,320
                           5.88%, 12/1/14, Callable 12/1/10 @
                           100, FGIC

                   3,485   Energy Authority Power, Revenue,                                                                   4,170
                           Bradley Lake-Fourth Series, 6.00%,
                           7/1/17, FSA

                   3,915   Energy Authority Power, Revenue,                                                                   4,706
                           Bradley Lake-Fourth Series, 6.00%,                                                             ---------
                           7/1/19, FSA
                                                                                                                             11,196
                                                                                                                          ---------

Arizona (1.2%):
                   3,610   Pima County, IDA, Charter Schools,                                                                 3,774
                           Revenue, Series A, 6.75%, 7/1/21,
                           Callable 7/1/11 @ 100 (b)

                   1,090   Show Low, IDA, Hospital Revenue,                                                                   1,156
                           Navapache Regional Medical Center,
                           Series A, 5.25%, 12/1/10, ACA

                   1,170   Show Low, IDA, Hospital Revenue,                                                                   1,234
                           Navapache Regional Medical Center,                                                             ---------
                           Series A, 5.30%, 12/1/11, ACA

                                                                                                                              6,164
                                                                                                                          ---------

California (14.8%):
                   3,250   Golden State Tobacco Securitization                                                                3,426
                           Corp., Tobacco Settlement Revenue,
                           5.75%, 6/1/21, Callable 6/1/08 @
                           100

                   3,000   Golden State Tobacco Securitization                                                                3,111
                           Corp., Tobacco Settlement Revenue,
                           Series B, 5.63%, 6/1/20, Callable
                           6/1/07 @ 100

                   2,200   Health Facilities Funding Authority                                                                2,232
                           Revenue, Marshall Medical Center,
                           5.00%, 11/1/24, Callable 11/1/14 @
                           100

                   2,000   Health Facilities Funding Authority                                                                1,987
                           Revenue, Marshall Medical Center,
                           5.00%, 11/1/29, Callable 11/1/14 @
                           100

                   4,900   Orange County Recovery,                                                                            5,300
                           Certificates of Participation, Series A,
                           5.70%, 7/1/10, Callable 7/1/06 @
                           102, MBIA

                   5,315   Orange County Recovery,                                                                            5,748
                           Certificates of Participation, Series A,
                           5.80%, 7/1/16, Callable 7/1/06 @
                           102, AMBAC

                   1,500   Sacramento Cogeneration Authority,                                                                 1,556
                           Revenue, 7.00%, 7/1/05

                   2,500   Sacramento Cogeneration Authority,                                                                 2,620

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                           Revenue, 6.20%, 7/1/06, Callable
                           7/1/05 @ 102

                   6,650   San Bernardino City University                                                                     7,518
                           School District, GO, Series A, 5.75%,
                           8/1/19, FGIC

                   4,000   State Department of Water                                                                          4,446
                           Resources, Power Supply Revenue,
                           Series A, 5.38%, 5/1/17, Callable
                           5/1/12 @ 101

                   3,000   State Department of Water                                                                          3,260
                           Resources, Power Supply, Revenue,
                           Series A, 5.25%, 5/1/20, Callable
                           5/1/12 @ 101, MBIA

                   5,500   State Economic Recovery, 5.00%,                                                                    5,868
                           7/1/17, Callable 7/1/11 @ 100

                   4,000   State Economic Recovery, 5.00%,                                                                    4,369
                           7/1/23, Mandatory Put 7/1/08 @ 100

                   2,750   State Public Works Board, Lease                                                                    2,997
                           Revenue, Department of Corrections,
                           Series C, 5.50%, 6/1/21, Callable
                           12/1/13 @ 100

                   3,000   State Public Works Board, Lease                                                                    3,281
                           Revenue, Department of Mental
                           Health, 5.50%, 6/1/21, Callable 6/1/14
                           @ 100

                   3,000   State, GO, 5.25%, 2/1/18, Callable                                                                 3,258
                           2/1/13 @ 100

                   5,000   State, GO, 5.00%, 2/1/19, Callable                                                                 5,261
                           2/1/12 @ 100

                   5,000   State, GO, 5.00%, 2/1/32, Callable                                                                 5,040
                           8/1/13 @ 100

                   4,000   Statewide Communities                                                                              4,169
                           Development Authority, Revenue,                                                                   ------
                           Insured Health Facilities, 5.25%,
                           11/15/23, Callable 11/1/13 @ 100,
                           LOC: California State Mortgage

                                                                                                                             75,447
                                                                                                                             ------

Colorado (2.5%):
                   6,925   Denver City & County, Airport                                                                      8,536
                           Revenue, Series D, 7.75%, 11/15/13,
                           AMBAC

                  10,000   E-470 Public Highway Authority,                                                                    4,186
                           Revenue, Capital Appreciation, Series                                                             ------
                           B, 0.00%, 9/1/22

                                                                                                                             12,722
                                                                                                                             ------

District of Columbia (1.8%):
                   3,965   Refunding, GO, Series B, 6.00%,                                                                    4,796
                           6/1/19

                   4,205   Tobacco Settlement, Revenue,                                                                       4,114
                           Asset Backed Bond, 6.25%, 5/15/24,                                                                ------
                           Callable 5/15/11 @ 101

                                                                                                                              8,910
                                                                                                                             ------

Florida (1.3%):
                   5,000   Highlands County Health Facilities                                                                 5,352
                           Authority, Hospital Revenue, Series
                           A, 6.00%, 11/15/31

                     500   Santa Rosa Bay Bridge Authority,                                                                     255
                           Revenue, 0.00%, 7/1/19, ACA

                   2,255   Santa Rosa Bay Bridge Authority,                                                                   1,087
                           Revenue, 0.00%, 7/1/20, ACA                                                                       ------

                                                                                                                              6,694
                                                                                                                             ------

Georgia (3.7%):
                   1,500   Fairburn, Combined Utilities                                                                       1,584
                           Revenue, 5.75%, 10/1/20, Callable
                           10/1/10 @ 101

                   4,000   Forsyth County School District, GO,                                                                4,635
                           State Aid Withholding, 5.75%,

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                           2/1/17

                   3,700   Forsyth County School District, GO,                                                                4,287
                           State Aid Witholding, 5.75%, 2/1/19

                     260   State Housing & Finance Authority,                                                                   269
                           Revenue, Series B, 6.10%, 12/1/12,
                           Callable 6/1/05 @ 102, FHA

                   2,490   State Municipal Electrical Authority,                                                              2,770
                           Power Revenue, Series C, 5.25%,
                           1/1/25, Callable 1/1/20 @ 100, MBIA

                   4,500   State Municipal Electrical Authority,                                                              5,006
                           Power Revenue, 5.25%, 1/1/25                                                                      ------

                                                                                                                             18,551
                                                                                                                             ------

Idaho (0.5%):
                   2,320   University Revenues, Student Fee,                                                                  2,648
                           Recreation Center Project, 6.00%,                                                                 ------
                           4/1/14, FSA

Illinois (8.0%):
                   1,750   Chicago Public Building Commission,                                                                2,291
                           Revenue, Series A, 7.00%, 1/1/20,
                           Callable 12/1/05 @ 102, MBIA

                   5,000   Chicago, O'Hare International                                                                      5,305
                           Airport, Revenue, Series A, 5.63%,
                           1/1/13, Callable 1/1/06 @ 102,
                           AMBAC

                   5,000   Chicago, O'Hare International                                                                      5,305
                           Airport, Revenue, Series A, 5.63%,
                           1/1/14, Callable 1/1/06 @ 102,
                           AMBAC

                   3,980   Health Facilities Authority, Revenue,                                                              4,398
                           5.50%, 8/1/20

                   1,835   Housing Development Authority,                                                                     1,856
                           Revenue, Series 3, 6.10%, 9/1/13,
                           Callable 11/22/04 @ 101

                   7,000   Metropolitan Pier & Exposition                                                                     7,674
                           Authority, Dedicated State Tax
                           Revenue, 5.50%, 12/15/24

                   6,000   Regional Transportation Authority,                                                                 7,694
                           Revenue, 6.50%, 7/1/30, MBIA

                   4,725   Sales Tax Revenue, Series P,                                                                       5,977
                           6.50%, 6/15/22                                                                                    ------

                                                                                                                             40,500
                                                                                                                             ------

Indiana (8.5%):
                     150   Ball State University, Revenue,                                                                      155
                           Series H, 6.15%, 7/1/05, FGIC

                   1,550   Beech Grove School Building Corp.,                                                                 1,864
                           Revenue, 6.25%, 7/5/16, Callable
                           1/5/11 @ 100, MBIA

                   2,000   East Allen Elementary School                                                                       2,170
                           District Corp., Revenue, 5.88%,
                           7/1/12, Callable 7/1/06 @ 102, FSA

                   1,000   Evansville Vanderburgh Corp.,                                                                      1,090
                           Revenue, 5.80%, 8/1/16, Callable
                           8/1/06 @ 102, MBIA

                     500   Franklin Community School Building                                                                   545
                           Corp., Revenue, 5.85%, 7/15/11,
                           Callable 7/15/06 @ 102, FSA

                   2,000   Franklin Community School Building                                                                 2,184
                           Corp., Revenue, 6.00%, 1/15/13,
                           Callable 7/15/06 @ 102, FSA

                   1,000   Health Facilities Finance Authority,                                                               1,048
                           Hospital Revenue, Clarian Health
                           Partners, Inc., Series A, 5.50%,
                           2/15/16, Callable 2/15/07 @ 102

                   5,000   Indiana University, Revenue, Series                                                                5,257
                           K, 5.88%, 8/1/20, Callable 8/1/05 @
                           102, MBIA

                     100   Indianapolis Gas Utilities, Revenue,                                                                 107

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                           7.00%, 6/1/08, Callable 6/1/05 @
                           100

                   3,000   Municipal Power Agency Supply                                                                      3,447
                           System, Revenue, Series B, 5.50%,
                           1/1/16, Callable 1/1/14 @ 100, MBIA

                     900   South Bend Community School                                                                          997
                           Building Corp., Revenue, 5.70%,
                           8/1/17, Callable 8/1/07 @ 101, FSA

                   1,500   South Bend Community School                                                                        1,662
                           Building Corp., Revenue, 5.70%,
                           8/1/19, Callable 8/1/07 @ 101, FSA

                     710   South Newton School Building Corp.,                                                                  732
                           Revenue, 5.80%, 7/15/12, Callable
                           1/15/05 @ 102, MBIA

                     750   State Educational Facilities                                                                         811
                           Authority, Revenue, 6.00%, 6/1/15,
                           Callable 6/1/06 @ 102, MBIA

                     210   State Housing Finance Authority,                                                                     212
                           Multi-Unit Mortgage Program,
                           Revenue, 6.60%, 1/1/12, Callable
                           1/1/05 @ 101

                     220   State Recreational Development                                                                       223
                           Community, Revenue, Series A,
                           6.00%, 7/1/09, Callable 7/1/04 @
                           101

                     335   State Vocational Technical College,                                                                  345
                           Building Facilities Revenue, 5.90%,
                           7/1/06, Callable 1/1/05 @ 102.00,
                           AMBAC

                     665   State Vocational Technical College,                                                                  685
                           Building Facilities Revenue, 5.90%,
                           7/1/06, Callable 1/1/05 @ 102.00,
                           AMBAC

                     500   Transportation Finance Authority,                                                                    520
                           Airport Facility Revenue, Series A,
                           6.00%, 11/1/14, Callable 11/1/05 @
                           102

                     885   Transportation Finance Authority,                                                                  1,077
                           Highway Revenue, Series A, 7.25%,
                           6/1/15, ETM

                   3,115   Transportation Finance Authority,                                                                  3,952
                           Highway Revenue, Series A, 7.25%,
                           6/1/15

                     755   Transportation Finance Authority,                                                                    758
                           Revenue, Series A, 6.25%, 11/1/16,
                           Callable 11/1/04 @ 100

                   8,750   Transportation Finance Authority,                                                                 10,949
                           Revenue, Series A, 6.80%, 12/1/16,
                           Callable 12/1/10 @ 100

                   1,180   Vincennes Community School                                                                         1,283
                           Building Corp., Revenue, 6.00%,
                           7/1/09, Callable 7/1/06 @ 102, FSA

                   1,000   Whitko Middle School Building Corp.,                                                               1,100
                           Revenue, 5.88%, 7/15/12, Callable                                                                 ------
                           1/15/07 @ 102, FSA

                                                                                                                             43,173
                                                                                                                             ------

Kentucky (1.3%):
                   2,000   Louisville & Jefferson County,                                                                     2,068
                           Medical Center, 5.50%, 5/1/22,
                           Callable 5/1/12 @ 101

                   4,090   Louisville & Jefferson County,                                                                     4,627
                           Metropolitan Sewer & Drain Systems,                                                               ------
                           Revenue, 5.63%, 5/15/17, Callable
                           11/15/09 @ 101, FGIC
                                                                                                                              6,695
                                                                                                                             ------

Louisiana  (3.4%):
                   7,970   Baton Rouge Sales & Use Tax,                                                                       8,842

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                           Revenue, Public Improvement, Series
                           A, 5.25%, 8/1/12, Callable 8/1/08 @
                           101.50, FGIC

                   3,915   Shreveport, GO, Series A, 5.25%,                                                                   4,242
                           5/1/15, FGIC

                   3,690   Shreveport, GO, Series A, 5.25%,                                                                   3,998
                           5/1/16, FGIC                                                                                      ------
                                                                                                                             17,082
                                                                                                                             ------

Maryland (0.5%):
                   2,250   State Community Development,                                                                       2,317
                           Revenue, 6.20%, 4/1/14, Callable                                                                  ------
                           4/1/05 @ 102

Massachusetts (1.6%):
                   4,185   Bay Transportation Authority, GO,                                                                  4,722
                           General Transportation Systems,
                           Series A, 5.50%, 3/1/16

                     990   Housing Finance Agency, Revenue,                                                                     993
                           6.00%, 12/1/15, Callable 12/1/05 @
                           102, AMBAC

                   2,265   State Industrial Finance Agency,                                                                   2,415
                           Revenue, 6.00%, 1/1/15, Callable                                                                  ------
                           1/1/06 @ 102, MBIA

                                                                                                                              8,130
                                                                                                                             ------

Michigan (0.6%):
                   1,500   Caledonia Community Schools, GO,                                                                   1,643
                           5.85%, 5/1/22, Prerefunded 5/1/07 @
                           100, MBIA

                   1,475   State Housing Development                                                                          1,559
                           Authority, Revenue, Series D, 5.95%,                                                              ------
                           12/1/16, Callable 12/1/06 @ 102

                                                                                                                              3,202
                                                                                                                             ------

Minnesota (0.8%):
                   4,090   State Housing Finance Agency,                                                                      4,192
                           Revenue, Series D, 5.90%, 8/1/15,                                                                 ------
                           Callable 2/1/05 @ 102, MBIA

Mississippi (1.8%):
                   7,940   Development Bank Special                                                                           9,374
                           Obligation, Gulfport Water & Sewer                                                                ------
                           Project, Revenue, 6.00%, 7/1/20,
                           Callable 7/1/12 @ 102

Nevada (3.0%):
                   5,145   Clark County, IDR, 7.20%, 10/1/22,                                                                 5,350
                           AMBAC

                   6,000   State Department of Business &                                                                     3,636
                           Industry, Revenue, Capital
                           Appreciation, Las Vegas Monorail,
                           0.00%, 1/1/16, AMBAC

                   6,000   Trukee Meadows Water Authority,                                                                    6,156
                           Revenue, Series A, 5.00%, 7/1/25,                                                                 ------
                           Callable 7/1/11 @ 100

                                                                                                                             15,142
                                                                                                                             ------

New Jersey (1.9%):
                   9,000   State Transportation Trust Fund                                                                    9,841
                           Authority, Revenue, Transportation                                                                ------
                           Systems, Series B, 5.25%, 6/15/12,
                           Callable 6/15/07 @ 102

New Mexico (0.3%):
                   1,525   State Mortgage Finance Authority,                                                                  1,617
                           Single Family Revenue, 5.90%,                                                                     ------
                           7/1/16, Callable 7/1/07 @ 102,
                           GNMA

New York (8.8%):
                   3,000   Metropolitan Transportation                                                                        3,120
                           Authority, Series A, 5.13%, 1/1/24,
                           Callable 7/1/12 @ 100

                     695   New York City Transitional Finance                                                                   796

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                           Authority,  Revenue, 5.50%, 2/1/15,
                           Prerefunded 2/1/11 @ 101

                   3,000   New York City Transitional Finance                                                                 3,309
                           Authority,  Revenue, 5.25%, 2/1/29,
                           Callable 2/1/11 @ 100

                   2,305   New York City Transitional Finance                                                                 2,552
                           Authority, Revenue, 5.50%, 2/1/15,
                           Callable 2/1/11 @ 101

                   6,785   New York City, GO, Series A,                                                                       7,651
                           6.00%, 5/15/18, Callable 5/15/10 @
                           101

                   3,500   New York City, GO, Series F,                                                                       3,790
                           5.25%, 8/1/16, MBIA

                     565   New York City, Municipal Water                                                                       649
                           Finance Authority, Water and Sewer
                           Revenue, Series B, 6.00%, 6/15/33,
                           Callable 6/15/10 @ 101

                   1,450   State Dormitory Authority, Revenue,                                                                1,557
                           5.88%, 7/1/08, Callable 7/1/06 @
                           102

                   3,550   State Dormitory Authority, Revenue,                                                                3,871
                           5.88%, 7/1/08, Prerefunded 7/1/06 @
                           102

                   3,000   State Dormitory Authority, Revenue,                                                                3,215
                           5.13%, 7/1/21, Callable 7/1/10 @
                           100

                   2,000   State Municipal Bond Bank Agency,                                                                  2,129
                           Special Purpose Revenue, 5.25%,
                           6/1/21, Callable 6/1/13 @ 100, LOC:
                           State Aid Withholding

                   2,000   State Municipal Bond Bank Agency,                                                                  2,129
                           Special Purpose Revenue, Series C,
                           5.25%, 12/1/21, Callable 6/1/13 @
                           100, LOC: State Aid Withholding

                   3,000   Tobacco Settlement Financing Corp.,                                                                3,282
                           Revenue, Series C-1, 5.50%, 6/1/20,
                           Callable 6/1/13 @ 100

                   3,000   Tobacco Settlement Financing Corp.,                                                                3,271
                           Revenue, Series C-1, 5.50%, 6/1/21,
                           Callable 6/1/13 @ 100

                   3,000   Tobacco Settlement Financing Corp.,                                                                3,309
                           Series A1, 5.50%, 6/1/19, Callable                                                                ------
                           6/1/13 @ 100

                                                                                                                             44,630
                                                                                                                             ------

North Carolina (4.7%):
                   3,355   Charlotte Mecklenberg Hospital                                                                     3,566
                           Authority, Revenue, Series A, 5.60%,
                           1/15/10, Callable 1/15/06 @ 102

                   3,510   Charlotte Mecklenberg Hospital,                                                                    3,736
                           Revenue, 5.90%, 1/15/16, Callable
                           1/15/06 @ 102

                   3,200   Charlotte, GO, 5.50%, 6/1/17,                                                                      3,654
                           Callable 6/1/10 @ 102

                   3,400   Charlotte, GO, 5.50%, 6/1/18,                                                                      3,876
                           Callable 6/1/10 @ 102

                   4,400   Cumberland County, GO, 5.70%,                                                                      5,014
                           3/1/18, Callable 3/1/10 @ 102

                   1,680   State Housing Finance Agency,                                                                      1,722
                           Revenue, AMT, Single Family, Series
                           BB, 6.50%, 9/1/26, Callable 3/1/05 @
                           102

                   2,480   State Housing Finance Agency,                                                                      2,565
                           Revenue, AMT, Single Family, Series                                                               ------
                           FF, 6.25%, 3/1/28

                                                                                                                             24,133
                                                                                                                             ------

North Dakota (0.9%):
                   4,325   Bismarck Health Care Facilities,                                                                   4,708
                                                                                                                             ------

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                           Revenue, St. Alexius Medical Center,
                           Series A, 5.25%, 7/1/15, Callable
                           7/1/08 @ 102, FSA

Ohio (6.7%):
                   7,000   Cleveland, Certificates of                                                                         7,721
                           Participation, 5.25%, 11/15/13,
                           Callable 11/15/07 @ 102, AMBAC

                   2,055   Cuyahoga County, 5.95%, 5/15/22,                                                                   2,137
                           Callable 5/15/12 @ 102, LOC: Fifth
                           Third

                     235   Housing Finance Agency, Mortgage                                                                     242
                           Revenue, Series A-1, 6.20%, 9/1/14,
                           GNMA

                   3,000   Lucas County Hospital, Revenue,                                                                    3,371
                           Promedia Healthcare Obligation
                           Group, 5.63%, 11/15/14, AMBAC

                   2,080   Riversouth Authority, Revenue,                                                                     2,289
                           Area Redevelopment, Series A,
                           5.25%, 12/1/19, Callable 6/1/14 @
                           100

                   1,505   Riversouth Authority, Revenue,                                                                     1,648
                           Area Redevelopment, Series A,
                           5.25%, 12/1/20, Callable 6/1/14 @
                           100

                   1,000   Riversouth Authority, Revenue,                                                                     1,088
                           Area Redevelopment, Series A,
                           5.25%, 12/1/21, Callable 6/1/14 @
                           100

                   1,050   Riversouth Authority, Revenue,                                                                     1,136
                           Area Redevelopment, Series A,
                           5.25%, 12/1/22, Callable 6/1/14 @
                           100

                   4,000   State Air Quality Development                                                                      4,050
                           Authority, Revenue, 3.25%, 2/1/15

                   5,000   State Turnpike Commission,                                                                         5,363
                           Revenue, Series A, 5.70%, 2/15/17,
                           Prerefunded 2/15/06 @ 102, MBIA

                   2,035   Toledo Lucas County, Port Authority                                                                2,194
                           Development, Revenue, 6.00%, AMT
                           5/15/11

                   1,060   Toledo Lucas County, Port Authority                                                                1,093
                           Development, Revenue, 5.40%,
                           5/15/14, AMT

                   1,650   Toledo Lucas County, Port Authority                                                                1,717
                           Development, Revenue, 6.38%,                                                                      ------
                           11/15/32, Callable 11/15/13 @ 101,
                           AMT

                                                                                                                             34,049
                                                                                                                             ------

Oregon (0.6%):
                   3,000   Department of Administrative                                                                       3,272
                           Services, Lottery Revenue, Series B,                                                              ------
                           5.25%, 4/1/15, FSA

Pennsylvania (0.8%):
                   3,675   Delaware River Port Authority,                                                                     4,105
                           Revenue, 5.63%, 1/1/16, FSA                                                                       ------

Puerto Rico (0.6%):
                   3,000   Commonwealth Public Improvement,                                                                   3,264
                           GO, Series C, 5.00%, 7/1/28,                                                                      ------
                           Mandatory Put 7/1/08 @ 100, MBIA

South Carolina (0.4%):
                   2,000   Greenville Hospital System                                                                         2,109
                           Facilities, Revenue, Series B, 5.60%,                                                             ------
                           5/1/10, Callable 5/1/06 @ 102

South Dakota (0.8%):
                   2,500   Heartland Consumers Power District,                                                                2,992
                           Electric Revenue, 6.00%, 1/1/17,

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                           FSA

                   1,000   State Housing Development                                                                          1,031
                           Authority, Revenue, 6.25%, 5/1/15,                                                               -------
                           Callable 5/1/05 @ 102

                                                                                                                              4,023
                                                                                                                            -------

Tennessee (0.6%):
                   1,360   Knox County Health, Educational &                                                                  1,599
                           Housing Facilities Board, Revenue,
                           7.25%, 1/1/09, MBIA

                   1,300   Knox County Health, Educational &                                                                  1,558
                           Housing Facilities Board, Revenue,                                                               -------
                           7.25%, 1/1/10, MBIA

                                                                                                                              3,157
                                                                                                                            -------

Texas (6.0%):
                   3,000   Alliance Airport Authority, Facilities                                                             3,148
                           Revenue, Federal Express Corp.
                           Project, 6.38%, 4/1/21, Callable 4/1/06
                           @ 102

                   6,000   Brownsville Utilities, System                                                                      7,249
                           Revenue, 6.25%, 9/1/14, MBIA

                   3,000   Dallas-Fort Worth Airport, Revenue,                                                                3,273
                           Series A, 5.50%, 11/1/20, Callable
                           11/1/11@ 100, FGIC

                   4,685   Lewisville Combination Contract,                                                                   4,963
                           Special Assessment Capital
                           Improvement, District 2, GO, 5.88%,
                           9/1/22, Callable 9/1/12 @ 100, ACA

                   4,250   San Antonio Electric and Gas,                                                                      4,700
                           Revenue, Series 00, 5.00%, 2/1/17,
                           Callable 2/1/17 @ 100

                   5,000   Texas A & M University, Revenue,                                                                   5,458
                           5.38%, 5/15/16

                   1,500   Tom Green County, Health                                                                           1,620
                           Facilities, Hospital Revenue, Shannon                                                            -------
                           Health System Project, 6.20%,
                           5/15/11

                                                                                                                             30,411
                                                                                                                            -------

Utah (0.7%):
                   1,815   Board of Regents, Lease Revenue,                                                                   1,982
                           Refunding, Dixie College, Series A,
                           5.50%, 5/1/23, Callable 5/1/09 @ 100,
                           AMBAC

                   1,265   State Housing Finance Agency,                                                                      1,321
                           Revenue, Single Family Mortgage,                                                                 -------
                           Issue A-2, AMT, 6.25%, 7/1/25,
                           Callable 1/1/07 @ 102, FHA

                                                                                                                              3,303
                                                                                                                            -------

Virginia (0.9%):
                   4,140   Norfolk Water, Revenue, 5.88%,                                                                     4,400
                           11/1/14, Callable 11/1/05 @ 102,                                                                 -------
                           MBIA

Washington (2.4%):
                   5,000   Seattle Municipal Light & Power,                                                                   5,704
                           Revenue, 6.00%, 10/1/18, Callable
                           10/1/09 @ 101

                   5,430   Western Washington University,                                                                     6,244
                           Revenue, 5.50%, 10/1/22, AMBAC                                                                   -------

                                                                                                                             11,948
                                                                                                                            -------

West Virginia (1.2%):
                   5,250   State, GO, 5.75%, 6/1/13, Callable                                                                 5,936
                           6/1/09 @ 101
                                                                                                                            -------

TOTAL MUNICIPAL BONDS                                                                                                       496,092
                                                                                                                            -------

INVESTMENT COMPANIES (1.4%):
                   7,008   Blackrock Provident Institutional                                                                  7,008
                                                                                                                            -------

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                           Funds, Tax-Free Money Market Fund

TOTAL INVESTMENT COMPANIES                                                                                                    7,008
                                                                                                                           --------

TOTAL (COST $458,950) (a)                                                                                                  $503,100
                                                                                                                           ========

------------

Percentages indicated are based on net assets of $508,168.

(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

Unrealized appreciation...........................................................  $ 44,175
Unrealized depreciation...........................................................       (25)
                                                                                    --------
Net unrealized appreciation (depreciation)........................................  $ 44,150
                                                                                    ========

     Aggregate cost for federal income tax purposes differs from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

(b) Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees.

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

ONE GROUP MUTUAL FUNDS
MUNICIPAL INCOME FUND
Schedule of Portfolio Investments                             September 30, 2004
(Amounts in thousands)
(Unaudited)

THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("THE LIST") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

       SHARES
         OR
      PRINCIPAL                        SECURITY
        AMOUNT                        DESCRIPTION                                                                            VALUE
        ------                        -----------                                                                            ------
MUNICIPAL BONDS (86.5%):
Alabama (0.7%):
                   1,020   21st Century Authority, Tobacco                                                                  $ 1,066
                           Settlement Revenue, 5.50%, 12/1/10

                   2,000   21st Century Authority, Tobacco                                                                    1,987
                           Settlement Revenue, 5.75%, 12/1/19,
                           Callable 12/1/11 @ 101

                     150   Housing Finance Authority, Single                                                                    155
                           Family Housing Revenue, Home
                           Mortgage,  Series A-1, 5.80%,
                           10/1/08, Callable 4/1/05 @ 102,
                           GNMA/FNMA/FHLMC

                   3,365   State, Public School & College                                                                     3,745
                           Authority, Capital Improvement,                                                                  -------
                           5.25%, 11/1/11

                                                                                                                              6,953
                                                                                                                            -------

Alaska (1.3%):
                   2,700   North Slope Boro, Capital                                                                          2,433
                           Appreciation, GO, Series A, 0.00%,
                           6/30/08, MBIA

                  12,940   State Housing Finance Corp.,                                                                       6,153
                           Revenue, Series A, 0.00%, 12/1/17,
                           Callable 6/1/07 @ 54, MBIA

                   1,870   Student Loan Corp., Loan Revenue,                                                                  1,993
                           Series A, 6.20%, 7/1/09, Callable
                           7/1/06 @ 100, AMBAC

                   2,750   Student Loan Corp., Loan Revenue,                                                                  2,979
                           Series A, AMT, 5.75%, 7/1/14,                                                                    -------
                           Callable 7/1/07 @ 100, AMBAC

                                                                                                                             13,558
                                                                                                                            -------

Arizona (2.9%):
                   2,415   Gila County, Certificates of                                                                       2,592
                           Participation, 6.40%, 6/1/14

                   1,000   Gila County, IDA, Revenue, Cobre                                                                   1,073
                           Valley Hospital, 6.00%, 12/1/20,
                           Callable 12/1/10 @ 101, ACA

                   1,255   Housing Finance Authority,                                                                         1,324
                           Tuscon-Pima Individual Development,
                           Series 2A, 5.63%, 7/1/34, Callable
                           7/1/12 @ 102, GNMA

                     955   Maricopa County, IDA, Multi-Family                                                                 1,021
                           Housing Revenue, Villas at Augusta
                           Project, 5.00%, 10/20/10, GNMA

                   1,385   Maricopa County, IDA, Multi-Family                                                                 1,428
                           Housing Revenue, Coral Point
                           Apartments Project, Series B, AMT,
                           5.10%, 3/1/28, Callable 3/1/06 @
                           101

                   2,775   Maricopa County, IDA, Single                                                                       2,913
                           Family Mortgage Revenue, 5.95%,
                           3/1/34, Callable 9/1/12 @ 103.50,
                           GNMA

                   2,190   Multi-Family Housing Revenue,                                                                      2,301
                           Bond Pass Thru Certificates,
                           Beneficial Ownership, Tierra Antigua
                           IDA, Series 15, AMT, 5.75%, 11/1/34,

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                           Callable 12/1/11 @ 100

                   2,840   Multi-Family Housing Revenue,                                                                      2,946
                           Bond Pass Thru Certificates, Western
                           Groves Apartments, Series 4, 5.80%,
                           11/1/34, Callable 12/1/11 @ 100

                   1,000   Phoenix Civic Improvement Corp.,                                                                   1,073
                           Airport Revenue, AMT, 5.50%, 7/1/10,
                           Callable 7/1/07 @ 100, FGIC

                   2,500   Phoenix Civic Improvement Corp.,                                                                   2,690
                           Airport Revenue, AMT, 5.63%, 7/1/13,
                           Callable 7/1/07 @ 100, FGIC

                   2,695   Phoenix, IDA, Single Family                                                                        2,829
                           Mortgage Revenue, 5.95%, 3/1/34,
                           Callable 9/1/12 @ 103.50, GNMA

                   1,325   Pima County, IDA, Single Family                                                                    1,405
                           Mortgage Revenue, Series A-1, AMT,
                           5.00%, 5/1/25, Callable 11/1/10 @
                           101, GNMA/FNMA/FHLMC

                   2,530   Pinal County, IDA, Correctional                                                                    2,582
                           Facilities Revenue-Florence West
                           Prison, Series A, 3.88%, 10/1/09,
                           ACA

                     330   Tucson & Pima County, IDA, Single                                                                    331
                           Family Mortgage Revenue, Series
                           1-A, AMT, 5.70%, 7/1/12, Callable
                           1/1/10 @ 101, FNMA/GNMA

                     210   Tucson & Pima County, IDA, Single                                                                    211
                           Family Mortgage Revenue, Series
                           1-A, AMT, 6.10%, 7/1/22, Callable
                           1/1/10 @ 101, FNMA/GNMA

                   2,245   Tucson & Pima County, IDA, Single                                                                  2,379
                           Family Mortgage Revenue, Series 1A,                                                               ------
                           5.63%, 7/1/34, Callable 7/1/12 @
                           102, GNMA

                                                                                                                             29,098
                                                                                                                             ------

Arkansas (0.1%):
                      18   Drew County, Public Facilities                                                                        18
                           Board, Single Family Housing
                           Revenue, Series B, 7.75%, 8/1/11

                      63   Drew County, Public Facilities                                                                        64
                           Board, Single Family Housing
                           Revenue, Series A-2, 7.90%, 8/1/11,
                           Callable 8/1/05 @ 101, FNMA

                      13   Jacksonville, Residential Housing                                                                     13
                           Facilities Board, Single Family
                           Mortgage Revenue, Series B, 7.75%,
                           1/1/11, Callable 7/1/05 @ 103

                     116   Jacksonville, Residential Housing                                                                    118
                           Facilities Board, Single Family
                           Mortgage Revenue, Series A-2,
                           7.90%, 1/1/11, Callable 7/1/05 @ 101,
                           FNMA

                     123   Lonoke County, Residential Housing                                                                   126
                           Facilities Board, Single Family
                           Mortgage Revenue, Series A-2,
                           7.90%, 4/1/11, FNMA

                     545   State Development Finance                                                                            323
                           Authority, Revenue, Series 1, 0.00%,
                           12/1/11

                      65   Stuttgart Public Facilities Board,                                                                    66
                           Single Family Mortgage Revenue,                                                                   ------
                           Series A-2, 7.90%, 9/1/11, Callable
                           9/1/05 @ 101, FNMA

                                                                                                                                728
                                                                                                                             ------

California (3.5%):
                   4,749   Contra Costa County, Multi-Family                                                                  4,994
                           Mortgage Revenue, Crescent Park,

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                           Series B, Callable 6/20/05 @ 104,
                           7.80%, 6/20/34, GNMA

                   3,985   Housing Finance Agency, AMT,                                                                         761
                           0.00%, 2/1/32

                   1,320   Housing Finance Agency, Home                                                                       1,384
                           Mortgage Revenue, Series I, AMT,
                           5.65%, 8/1/17, Callable 8/1/07 @
                           102

                   2,875   Multi-Family Housing Revenue,                                                                      3,183
                           Bond Pass Thru Certificates,
                           Beneficial Ownership, Wildwood,
                           Series 10, AMT, 5.85%, 11/1/34,
                           Mandatory Put 11/1/16 @ 100

                   2,865   Multi-Family Housing Revenue,                                                                      3,172
                           Bond Pass Thru Certificates,
                           Beneficial Ownership, Meridean,
                           Series 9, AMT, 5.85%, 11/1/34,
                           Mandatory Put 11/1/16 @ 100

                   2,650   Multi-Family Housing Revenue,                                                                      2,955
                           Bond Pass Thru Certificates,
                           Beneficial Ownership, Skyway Villas,
                           Series 7, AMT, 5.95%, 11/1/34,
                           Mandatory Put 11/1/16 @ 100

                     205   Redondo Beach, Redevelopment                                                                         202
                           Agency, Residential Mortgage
                           Revenue, Series B, 6.25%, 6/1/11,
                           Callable 6/1/05 @ 100

                     925   Rural Home Mortgage Finance                                                                          969
                           Authority, Single Family Mortgage
                           Revenue, Series A, 5.00%, 12/1/11,
                           GNMA/FNMA

                   1,785   Rural Home Mortgage Finance                                                                        1,799
                           Authority, Single Family Mortgage
                           Revenue, Series D, AMT, 7.10%,
                           6/1/31, Callable 6/1/10 @ 102,
                           GNMA/FNMA

                   2,580   San Jose, Multi-Family Housing                                                                     2,523
                           Revenue, Helzer Courts Apartments,
                           Series A, AMT, 6.20%, 6/1/19,
                           Callable 12/1/09 @ 102 (c)

                   2,000   State Department Water Resource,                                                                   2,257
                           Power Supply Revenue, Series A,
                           5.50%, 5/1/10, MBIA

                   3,000   State Department Water Resource,                                                                   3,350
                           Public Power Supply, Series A, 5.25%,
                           5/1/10

                   2,000   State Pollution Control Financing                                                                  1,999
                           Authority, Solid Waste Disposal
                           Revenue, Republic Services, Inc.
                           Project, AMT, 2.00%, 12/1/33,
                           Mandatory Put 12/1/04 @ 100

                   5,290   State, GO, Veterans Bonds, Series                                                                  5,617
                           BG, 5.15%, 12/1/15, Callable 12/1/08                                                              ------
                           @ 101
                                                                                                                             35,165
                                                                                                                             ------

Colorado (9.5%):
                   2,300   Arapahoe County, Single Family                                                                     1,883
                           Mortgage Revenue, 0.00%, 9/1/10

                   1,920   Aurora, IDR, McKesson Corp.,                                                                       1,926
                           Series A, 5.38%, 12/1/11, Callable
                           12/1/04 @ 100

                   5,030   Aurora, Single Family Mortgage                                                                     2,699
                           Revenue, Series A-2, 0.00%, 9/1/15,
                           Prerefunded 3/1/13 @ 75.17

                   2,500   Countrydale Metropolitan District,                                                                 2,539
                           GO, 3.50%, 12/1/32, Mandatory Put
                           12/1/07 @ 100, LOC: Compass

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                           Bank

                     575   Denver City & County Single Family                                                                   600
                           Mortgage Revenue, 6.00%, 11/1/27,
                           Callable 5/1/12 @ 102, AMT,
                           GNMA/FNMA/FHLMC

                     660   Denver City & County Single Family                                                                   663
                           Mortgage Revenue, Home-Metro
                           Mayors Caucus, Series A, 7.30%,
                           11/1/31, Callable 11/1/10 @ 103.25,
                           GNMA/FNMA/FHLMC

                   1,470   Denver City & County Single Family                                                                 1,509
                           Mortgage Revenue, 6.15%, 11/1/34,
                           Callable 5/1/12 @ 104, AMT,
                           GNMA/FNMA/FHLMC

                   5,000   Denver City & County, Airport                                                                      5,676
                           Revenue, Series A, AMT, 6.00%,
                           11/15/10, AMBAC

                   9,000   Denver City & County, Airport                                                                     10,154
                           Revenue, Series A, 6.00%, 11/15/14,
                           Callable 11/15/10 @ 100

                   5,000   Denver City & County, Airport                                                                      5,572
                           Revenue, Series A, Refunding Series
                           A, 6.00%, 11/15/12, Callable 11/15/10
                           @ 100, AMBAC

                   1,000   Denver City & County, Single                                                                         722
                           Family Residential Revenue,  Series
                           A, 0.00%, 7/1/10, Callable 7/1/08 @
                           91.87

                   9,850   Denver City & County, Single                                                                       6,063
                           Family Residential Revenue,  Series
                           A, 0.00%, 7/10/14, Callable 7/1/08 @
                           73.56

                   1,000   Denver City & County, Special                                                                      1,117
                           Facilities, Airport Revenue, Rental
                           Car Project, Series A, 6.00%, 1/1/13,
                           Callable 1/1/09 @ 101

                   1,550   El Paso County Single Family                                                                       1,581
                           Mortgage Revenue, Series A, 6.20%,
                           11/1/25, Callable 5/1/09 @ 103.5,
                           AMT, GNMA/FNMA/FHLMC

                   3,830   Englewood, Multi-Family Housing                                                                    3,839
                           Revenue, Marks Apartments, Series
                           B, 6.00%, 12/15/18, Callable 12/15/04
                           @ 100, LOC: Citibank

                   2,500   Englewood, Multi-Family Housing                                                                    2,525
                           Revenue, Marks Apartments, 6.65%,
                           12/1/26, Callable 12/1/06 @ 102

                   1,000   Erie Water Enterprise, Revenue,                                                                    1,050
                           5.13%, 12/1/10, Callable 12/1/08 @
                           100, ACA

                   1,000   Health Facilities Authority, Revenue,                                                              1,019
                           Series A, 6.40%, 1/1/10, Callable
                           1/1/07 @ 101

                   1,410   Housing & Finance Authority,                                                                       1,411
                           Multi-Family Housing Revenue, Series
                           C-3, 5.70%, 10/1/21, Callable 11/1/04
                           @ 100, FHA

                   2,355   Housing & Finance Authority,                                                                       2,417
                           Multi-Family Housing Revenue, Series
                           A, AMT, 6.65%, 10/1/28, Callable
                           4/1/05 @ 102

                     680   Housing & Finance Authority,                                                                         708
                           Multi-Family Revenue Project, Series
                           C-3, Class I, AMT, 4.45%, 4/1/11

                   1,030   Housing & Finance Authority,                                                                       1,073
                           Multi-Family Revenue Project, Series
                           C-3, Class I, AMT, 4.55%, 10/1/12

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                   1,020   Housing & Finance Authority,                                                                       1,064
                           Multi-Family Revenue Project, Series
                           C-3, Class I, AMT, 4.65%, 10/1/13,
                           Callable 10/1/12 @ 100

                   2,210   Housing & Finance Authority,                                                                       2,216
                           Revenue, Single Family Program,
                           Series C-2, AMT, 7.05%, 4/1/31,
                           Callable 10/1/16 @ 100, FHA/VA

                     675   Housing & Finance Authority, Single                                                                  688
                           Family Mortgage Revenue, Series
                           B-2, AMT, 6.80%, 4/1/30, Callable
                           4/1/09 @ 105, MBIA

                   1,000   Housing Finance Authority, Single                                                                    247
                           Family Housing Revenue, Series C-1,
                           AMT, 0.00%, 11/1/29, Callable 5/1/08
                           @ 30.95

                   3,500   Mesa County, Residential Revenue,                                                                  2,703
                           Refunding, 0.00%, 12/1/11, ETM

                  10,000   Metropolitan Football Stadium,                                                                     9,480
                           District Sales Tax Revenue, Series A,
                           0.00%, 1/1/07, MBIA

                   2,760   Multi-Family Housing Revenue,                                                                      2,868
                           Bond Pass Thru Certificates, Castel
                           Highlands Project, Series 00-2, AMT,
                           6.00%, 11/1/33, Callable 12/1/10 @
                           100

                   1,580   Multi-Family Housing Revenue,                                                                      1,642
                           Bond Pass Thru Certificates,
                           Lawrenceville Brisben Project, Series
                           00-11, AMT, 6.00%, 11/1/33, Callable
                           12/1/10 @ 100

                   2,065   Multi-Family Housing Revenue,                                                                      2,146
                           Bond Pass Thru Certificates, Rocky
                           Mountain Project, Series 00-4, AMT,
                           6.00%, 11/1/33, Callable 12/1/10 @
                           100

                   2,935   Multi-Family Housing Revenue,                                                                      3,050
                           Bond Pass Thru Certificates,
                           Northglenn Project, Series 00-3, AMT,
                           6.00%, 11/1/33, Callable 12/1/10 @
                           100

                   1,370   Multi-Family Housing Revenue,                                                                      1,505
                           Bond Pass Thru Certificates,
                           Beneficial Ownership, Stanford Arms,
                           Series 17, AMT, 5.75%, 11/1/34,
                           Mandatory Put 11/1/16 @ 100

                   1,935   Multi-Family Housing Revenue,                                                                      2,066
                           Bond Pass Thru Certificates,
                           Beneficial Ownership, Sterling Park,
                           Series 13, AMT, 5.80%, 11/1/34

                   7,260   Northern Metropolitan District,                                                                    7,952
                           Adams County, GO, 6.50%, 12/1/16,                                                                 ------
                           Callable 12/1/07 @ 102, MBIA

                                                                                                                             94,373
                                                                                                                             ------

Connecticut (1.4%):
                   4,350   Stamford, Housing Authority,                                                                       4,657
                           Multi-Family Housing Revenue,
                           Rippowam Project, 6.25%, 10/1/19,
                           Callable 10/1/08 @ 103

                   9,200   Stamford, Housing Authority,                                                                       9,679
                           Multi-Family Housing Revenue,                                                                     ------
                           Rippowam Project, 6.38%, 10/1/29,
                           Callable 10/1/08 @ 103

                                                                                                                             14,336
                                                                                                                             ------

Delaware (0.1%):
                   1,255   State Housing Authority, Single                                                                    1,296
                           Family Mortgage, Revenue, Series                                                                  ------

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                           A-1, 5.17%, 1/1/30, Callable 7/1/09 @
                           101

District of Columbia (2.1%):
                  11,840   Certificates of Participation, 5.25%,                                                             13,050
                           1/1/13, AMBAC

                   1,000   GO, Series A, 5.38%, 6/1/10,                                                                       1,097
                           Callable 6/1/07 @ 102

                   1,000   GO, Series B, 5.25%, 6/1/15,                                                                       1,096
                           Callable 6/1/10 @ 101

                   1,000   GO, Unrefunded, Balance                                                                            1,162
                           Referendum, Series 01, Class A,
                           6.00%, 6/1/11, MBIA

                   1,640   GO, Unrefunded, Balance                                                                            1,921
                           Referendum, Series 01, Class B,
                           6.00%, 6/1/12, MBIA

                   2,895   Tobacco Settlement Financing Corp.,                                                                2,945
                           Revenue, 5.20%, 5/15/08                                                                           ------

                                                                                                                             21,271
                                                                                                                             ------

Florida (2.2%):
                   2,385   Capital Projects Finance Authority,                                                                2,636
                           Student Housing, Revenue, 5.50%,
                           10/1/13, Callable 10/1/11 @ 102,
                           MBIA

                   2,880   Capital Projects Finance Authority,                                                                3,161
                           Student Housing, Revenue, 5.50%,
                           10/1/14, Callable 10/1/11 @ 102,
                           MBIA

                   3,000   Capital Trust Agency, Revenue,                                                                     3,302
                           Seminole Tribe Convention, Series C,
                           6.00%, 10/1/17, Callable 10/1/12 @
                           101, ACA

                     830   Housing Finance Corp., Homeowner                                                                     843
                           Mortgage Revenue, Series 2, AMT,
                           4.75%, 7/1/19, Callable 6/1/07 @
                           101.50, MBIA

                   4,435   Miami-Dade County, Aviation                                                                        4,812
                           Revenue, Series C, AMT, 5.25%,
                           10/1/10, Callable 10/1/08 @ 101

                     135   Miami-Dade County, Housing                                                                           136
                           Finance Authority, Single Family
                           Housing Revenue, Series A-1, AMT,
                           5.90%, 6/1/25, Callable 6/1/08 @ 103,
                           FHLMC

                   2,900   Miami-Dade County, Split Obligation,                                                               1,625
                           Revenue, Sub-Series A, 0.00%,
                           10/1/16, Callable 4/1/08 @ 65.58,
                           MBIA

                   1,100   Pompano Beach Water & Sewer                                                                        1,200
                           Revenue, 5.50%, 7/1/16, Callable
                           7/1/07 @ 101, FGIC

                   1,320   Santa Rosa Bay Bridge Authority,                                                                   1,193
                           Revenue, Capital Appreciation,
                           0.00%, 7/1/08, ACA

                   1,625   Santa Rosa Bay Bridge Authority,                                                                   1,403
                           Revenue, Capital Appreciation,
                           0.00%, 7/1/09, ACA

                   1,535   Santa Rosa Bay Bridge Authority,                                                                   1,146
                           Revenue, Capital Appreciation,
                           0.00%, 7/1/12, ACA

                     805   Tampa Water & Sewer Revenue,                                                                         794
                           0.00%, 10/1/05                                                                                    ------

                                                                                                                             22,251
                                                                                                                             ------
Georgia (2.6%):
                   1,500   Atlanta Airport Facilities, Revenue,                                                               1,699
                           Series A, 6.50%, 1/1/08, AMBAC

                   4,605   Atlanta Development Authority,                                                                     5,255
                           Student Housing Revenue, 6.25%,

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                           7/1/14, ACA

                   2,795   Clayton County, Housing Authority,                                                                 3,143
                           Multi-Family Housing Revenue,
                           Southlake Cove Project, 5.60%,
                           12/20/13, Callable 12/20/12 @ 104,
                           GNMA

                   5,000   DeKalb County, Housing Authority,                                                                  5,347
                           Multi-Family Housing Revenue,
                           Friendly Hills Apartments, Series A,
                           AMT, 7.05%, 1/1/39, Callable 1/1/08
                           @ 104, FHA

                   1,000   Fulton County Building Authority                                                                     845
                           Revenue, Capital Appreciation,
                           0.00%, 1/1/10

                   1,765   Fulton County, Housing Authority,                                                                  1,996
                           Multi-Family Housing Revenue,
                           Concorde Place Apartments Project,
                           Series A, AMT, 6.30%, 7/1/16,
                           Callable 7/1/06 @ 102

                   3,100   Fulton DeKalb Hospital Authority                                                                   3,389
                           Revenue, 5.00%, 1/1/09, FSA

                   2,245   Multi-Family Housing Revenue,                                                                      2,384
                           Bond Pass Thru Certificates,
                           Beneficial Ownership, Stonecrest,
                           Series 8, AMT, 5.90%, 11/1/34,
                           Callable 12/1/11 @ 100

                   1,550   Municipal Electric Authority,                                                                      1,663
                           Revenue, Series A, 5.13%, 1/1/12,                                                                 ------
                           Callable 1/1/07 @ 101

                                                                                                                             25,721
                                                                                                                             ------

Hawaii (0.2%):
                   1,020   Honolulu City & County, Mortgage                                                                   1,021
                           Revenue, Smith-Beretania, Series 8A,
                           4.80%, 1/1/12, Callable 1/1/05 @
                           100, MBIA

                   1,100   State Housing & Community                                                                          1,141
                           Development Corp., Multi-Family                                                                   ------
                           Housing Revenue, Sunset Villas,
                           5.00%, 7/20/11, GNMA

                                                                                                                              2,162
                                                                                                                             ------
Idaho  (0.2%):
                     600   Housing & Finance Association,                                                                       604
                           Single Family Mortgage Revenue,
                           Series A, 5.35%, 7/1/11, Callable
                           1/1/08 @ 101.50, FHA/VA

                     335   Housing & Finance Association,                                                                       338
                           Single Family Mortgage Revenue,
                           Series E-2, AMT, 5.95%, 7/1/14,
                           Callable 1/1/07 @ 101.50

                     570   Housing & Finance Association,                                                                       599
                           Single Family Mortgage Revenue,
                           Series H, AMT, 6.05%, 7/1/14,
                           Callable 1/1/07 @ 102, FHA/VA

                     270   Housing & Finance Association,                                                                       274
                           Single Family Mortgage Revenue,
                           Series D, AMT, 6.45%, 7/1/14,
                           Callable 1/1/06 @ 102, FHA

                     405   Housing & Finance Association,                                                                       407
                           Single Family Mortgage Revenue,                                                                   ------
                           Series D-2, AMT, 4.95%, 7/1/28,
                           Callable 1/1/08 @ 101.50, FHA

                                                                                                                              2,222
                                                                                                                             ------

Illinois (3.3%):
                   3,000   Chicago City Colleges, Capital                                                                     3,433
                           Improvement, GO, 6.00%, 1/1/10,
                           FGIC

                   1,000   Chicago Gas Supply Revenue, The                                                                    1,043

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                           Peoples Gas Light, Series A, 6.10%,
                           6/1/25, Callable 6/1/05 @ 102

                   4,450   Chicago Heights, GO, Series A,                                                                     4,950
                           5.65%, 12/1/16, Callable 12/1/08 @
                           100, FGIC

                   1,500   Chicago O' Hare International                                                                      1,641
                           Airport, Passenger Facilities Revenue,
                           Series A, AMT, 5.50%, 1/1/09

                   1,575   Chicago, Single Family Mortgage                                                                    1,620
                           Revenue, Series B, 6.00%, 4/1/26,
                           Callable 4/1/12 @ 103,
                           GNMA/FNMA/FHLMC

                     330   Chicago, Single Family Mortgage                                                                      332
                           Revenue, Series C, 7.00%, 3/1/32,
                           Callable 9/1/10 @ 105,
                           MBIA/GNMA/FNMA/FHLMC

                   2,135   Chicago, Single Family Mortgage                                                                    2,197
                           Revenue, Series B, 6.00%, 10/1/33,
                           GNMA/FNMA/FHLMC

                   1,000   Chicago, Single Family Mortgage                                                                    1,087
                           Revenue, Series D, AMT, 5.75%,
                           10/1/34, Callable 10/1/13 @ 103,
                           GNMA/FNMA/FHLMC

                   1,000   Cook County, School District #219,                                                                 1,149
                           Niles Township, GO, 5.88%, 12/1/12,
                           Callable 12/1/10 @ 100, FGIC

                   2,660   Cook County, School District #219,                                                                 3,057
                           Niles Township, GO, 5.88%, 12/1/13,
                           Callable 12/1/10 @ 100, FGIC

                   2,745   DeKalb & Ogle Counties,                                                                            3,094
                           Community College District #523,
                           5.75%, 2/1/13, Callable 2/1/10 @ 100,
                           FSA

                     765   Moline, Mortgage Revenue,                                                                            483
                           Sub-Series 1, 0.00%, 5/1/11

                     160   Peoria, Moline & Freeport Single                                                                     161
                           Family Revenue, Series A, AMT,
                           7.60%, 4/1/27, Callable 10/1/05 @
                           105, GNMA

                   3,500   Peru, IDR, Consolidated                                                                              210
                           Freightways Corp. Project, Series B,
                           5.25%, 1/1/05 (b)(c)

                   3,430   State Development Finance                                                                          3,919
                           Authority, Multi-Family Housing
                           Revenue, Series A, 6.50%, 7/20/15,
                           Callable 7/20/10 @ 105

                   4,465   State Development Finance                                                                          5,081
                           Authority, Multi-Family Housing                                                                   ------
                           Revenue, Series A, 6.60%, 7/20/21,
                           Callable 7/20/10 @ 105

                                                                                                                             33,457
                                                                                                                             ------

Indiana (2.1%):
                   4,900   Fremont, IDR, Consolidated                                                                           294
                           Freightways Corp. Project, 5.25%,
                           5/1/05 (b)(c)

                   2,000   Indianapolis, Local Public                                                                         2,254
                           Improvements Bond Bank, Revenue,
                           Series A, 6.50%, 1/1/08

                   2,000   State Development Finance                                                                          2,064
                           Authority, PCR, Southern Indiana Gas
                           & Electric, Series C, AMT, 5.00%,
                           3/1/30, Mandatory Put 3/1/06 @ 100

                     930   State Housing Finance Authority,                                                                     942
                           Single Family Mortgage Revenue,
                           Series A-2, AMT, 6.45%, 7/1/14,
                           Callable 7/1/05 @ 102, FHA/VA

                   3,130   State Toll Finance Authority, Toll                                                                 3,135

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                           Road Revenue, 6.00%, 7/1/15,
                           Callable 7/1/05 @ 100

                   3,000   Sullivan, Pollution Control Revenue,                                                               3,028
                           7.10%, 4/1/19, Callable 4/1/05 @
                           100

                   4,550   Transportation Finance Authority,                                                                  5,284
                           Highway Revenue, Series A, 5.75%,
                           6/1/12, AMBAC

                   3,735   Transportation Finance Authority,                                                                  4,182
                           Highway Revenue, 5.25%, 12/1/13,                                                                  ------
                           Callable 12/1/08 @ 101, MBIA

                                                                                                                             21,183
                                                                                                                             ------

Iowa (0.3%):
                   3,270   Multi-Family Housing Revenue,                                                                      3,504
                           Bond Pass Thru Certificates,                                                                      ------
                           Beneficial Ownership, Town Center
                           Villas, Series 12, AMT, 5.80%,
                           11/1/34, Callable 12/1/11 @ 100

Kansas (2.8%):
                   4,000   Burlington Environmental                                                                           4,208
                           Improvement Revenue, Kansas City
                           Power and Light, 4.75%, 10/1/17, Put
                           10/1/07 @ 100

                   3,650   Garden City, Industrial Development                                                                3,649
                           Revenue, Inland Container Corp.,
                           4.50%, 1/1/08

                   2,100   Sedgwick & Shawnee Counties,                                                                       2,322
                           Single Family Mortgage Revenue,
                           Mortgage Backed Securities Program,
                           Series A, AMT, 6.05%, 6/1/27,
                           Callable 6/1/13 @ 102,
                           GNMA/FNMA*

                   2,570   Sedgwick & Shawnee Counties,                                                                       2,627
                           Single Family Mortgage Revenue,
                           Mortgage Backed Securities Program,
                           Series A, 5.25%, 6/1/28, Callable
                           6/1/12 @ 103, GNMA/FNMA

                   6,185   Sedgwick & Shawnee Counties,                                                                       6,365
                           Single Family Mortgage Revenue,
                           Mortgage Backed Securities Program,
                           Series A-4, 5.65%, 6/1/28, Callable
                           6/1/12 @ 103, GNMA/FNMA

                   4,410   Sedgwick & Shawnee Counties,                                                                       4,621
                           Single Family Mortgage Revenue,
                           Mortgage Backed Securities Program,
                           Series B-2, 6.45%, 12/1/33, AMT,
                           Callable 6/1/11 @ 105, GNMA/FNMA

                   2,930   Sedgwick County, Single Family                                                                     3,127
                           Mortgage Revenue, Mortgage Backed
                           Securities Program, Series B-3,
                           5.75%, 12/1/34, Callable 12/1/12 @
                           105, GNMA/FNMA

                     115   Shawnee County, Single Family                                                                         34
                           Mortgage Revenue, 0.00%, 10/1/16,
                           MBIA

                   1,045   State Development Finance                                                                          1,127
                           Authority, Multi-Family Housing                                                                   ------
                           Revenue, Series O, 6.50%, 6/20/34,
                           Callable 6/20/09 @ 104, GNMA

                                                                                                                             28,080
                                                                                                                             ------

Kentucky (1.4%):
                  10,475   Economic Development Finance                                                                      10,033
                           Authority, Health System Revenue,
                           Norton Healthcare, Inc., Series B,
                           0.00%, 10/1/06, MBIA

                   1,615   Economic Development Finance                                                                       1,626
                           Authority, Health System Revenue,

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                           Norton Healthcare, Inc., Series C,
                           0.00%, 10/1/06, MBIA

                   1,805   Greater Housing Assistance Corp.,                                                                  1,807
                           Mortgage Revenue, Castle Village
                           Apartments Project, Series A, 5.90%,
                           2/1/24, FHA

                     515   Meade County, Olin Corp. Project,                                                                    516
                           6.00%, 7/1/07, Callable 7/1/05 @                                                                  ------
                           100

                                                                                                                             13,982
                                                                                                                             ------

Louisiana (3.3%):
                     680   Calcasieu Parish Public                                                                              719
                           Transportation Authority, Mortgage
                           Revenue, Series A, AMT, 5.55%,
                           4/1/12, Callable 4/1/08 @ 102,
                           GNMA/FNMA

                     465   Calcasieu Parish Public                                                                              496
                           Transportation Authority, Mortgage
                           Revenue, Series B, 5.00%, 4/1/28,
                           Callable 4/1/13 @ 105, GNMA/FNMA

                     210   Housing Finance Agency, Single                                                                       211
                           Family Mortgage Revenue, Series B,
                           AMT, 8.00%, 3/1/25, GNMA/FHLMC

                   1,810   Housing Finance Agency, Single                                                                     1,889
                           Family Mortgage Revenue, Series
                           D-2, AMT, 7.05%, 6/1/31, Callable
                           6/1/10 @ 101

                   7,985   Jefferson Parish Home Mortgage                                                                     7,981
                           Authority, Single Family Mortgage
                           Revenue, Series C, AMT, 4.50%,
                           12/1/24, Callable 12/1/13 @ 100,
                           GNMA/FNMA

                     550   Jefferson Parish Home Mortgage                                                                       579
                           Authority, Single Family Mortgage
                           Revenue, Series D-1, 7.50%, 6/1/26,
                           Callable 6/1/10 @ 105, GNMA/FNMA

                     780   Jefferson Parish Home Mortgage                                                                       817
                           Authority, Single Family Mortgage
                           Revenue, Series C-1, 7.00%, 6/1/29,
                           Callable 6/1/10 @ 105, GNMA/FNMA

                   1,310   Jefferson Parish Home Mortgage                                                                     1,382
                           Authority, Single Family Mortgage
                           Revenue, Series B-1, AMT, 6.65%,
                           12/1/33, Callable 6/1/11 @ 105,
                           GNMA/FNMA

                   3,095   Shreveport, GO, Series A, 6.00%,                                                                   3,530
                           5/1/09, FGIC

                     540   St. Tammany Parish Hospital,                                                                         595
                           Service District #2, GO, Series B,
                           5.25%, 3/1/11, RADIAN

                     515   St. Tammany Parish Hospital,                                                                         569
                           Service District #2, GO, Series B,
                           5.25%, 3/1/12, RADIAN

                     475   St. Tammany Public Trust Finance                                                                     477
                           Authority, Revenue, Christwood
                           Project, 5.70%, 11/15/18, Callable
                           11/15/08 @ 102

                   1,000   Stadium & Exposition District                                                                      1,100
                           Revenue, 5.25%, 7/1/16, Callable
                           7/1/09 @ 102, FGIC

                   4,460   State Energy & Power Authority,                                                                    5,117
                           Power Project Revenue, 5.75%,
                           1/1/11, FSA

                   4,320   State Energy & Power Authority,                                                                    4,996
                           Power Project Revenue, 5.75%,
                           1/1/12, FSA

                   2,290   State Energy & Power Authority,                                                                    2,661
                                                                                                                             ------

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                           Power Project Revenue, 5.75%,
                           1/1/13, FSA

                                                                                                                             33,119
                                                                                                                             ------

Maine (0.8%):
                   2,500   Lewiston Housing Corp., Multifamily                                                                2,503
                           Mortgage Revenue, Series A, 6.65%,
                           8/15/23, Callable 8/15/05 @ 100,
                           FHA

                   2,375   State Housing Authority, Mortgage                                                                  2,486
                           Revenue, Series C-2, AMT, 6.15%,
                           11/15/17, Callable 11/15/05 @ 102,
                           AMBAC

                   1,875   State Housing Authority, Single                                                                    1,878
                           Family Housing Revenue, Series B-1,
                           6.05%, 11/15/16, Callable 11/15/05 @
                           102, AMBAC

                     925   State Housing Authority, Single                                                                      972
                           Family Housing Revenue, Series C,                                                                 ------
                           AMT, 6.10%, 11/15/16, Callable
                           11/15/06 @ 102

                                                                                                                              7,839
                                                                                                                             ------

Maryland (0.7%):
                     640   Baltimore County, Multi-Family                                                                       221
                           Housing Revenue, Series A, 0.00%,
                           9/1/24, Callable 9/1/07 @ 40.55,
                           FHA

                   2,000   Baltimore Port Facilities Revenue,                                                                 2,103
                           6.50%, 12/1/10, Callable 6/1/05 @
                           100

                   5,955   Prince Georges County Housing                                                                      2,191
                           Authority, Multi-Family Housing
                           Revenue, Foxglenn Apartments,
                           Series A, AMT, 0.00%, 5/20/22,
                           Callable 5/20/05 @ 36.045

                   3,860   Prince Georges County Housing                                                                      1,481
                           Authority, Residual Revenue, 0.00%,
                           11/1/20

                     760   Prince Georges County, Housing                                                                       792
                           Authority, Single Family Mortgage                                                                 ------
                           Revenue, AMT, Series A, Callable
                           6/1/12 @ 102, 5.60%, 12/1/34,
                           GNMA/FNMA/FHLMC

                                                                                                                              6,788
                                                                                                                             ------

Massachusetts (0.9%):
                     675   New Bedford Housing Authority                                                                        681
                           Revenue, Capital Fund Program,
                           Series A, 3.40%, 10/1/11

                     700   New Bedford Housing Authority                                                                        709
                           Revenue, Capital Fund Program,
                           Series A, 3.90%, 10/1/12

                     725   New Bedford Housing Authority                                                                        735
                           Revenue, Capital Fund Program,
                           Series A, 3.75%, 10/1/13

                     750   New Bedford Housing Authority                                                                        765
                           Revenue, Capital Fund Program,
                           Series A, 3.90%, 10/1/14

                   1,945   State Educational Financing                                                                        2,033
                           Authority, Education Loan Revenue,
                           Series E, 4.60%, 1/1/10, AMBAC

                     225   State Housing Finance Agency,                                                                        225
                           Single Family Mortgage Revenue,
                           Series 21, AMT, 7.13%, 6/1/25,
                           Callable 6/1/05 @ 100

                   2,500   State Housing Finance Authority,                                                                   2,613
                           Multi-Family Housing Revenue, Series
                           A, AMT, 6.40%, 12/1/15, Callable
                           6/1/06 @ 102, AMBAC

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                   1,340   State Industrial Finance Agency,                                                                   1,496
                           Revenue, University Commons,                                                                       -----
                           6.55%, 8/1/18, Callable 2/1/08 @ 105,
                           FHA

                                                                                                                              9,257
                                                                                                                              -----

Michigan (0.4%):
                   4,000   State Building Authority, Revenue,                                                                 4,388
                           Facilities Program, Series 1, 5.00%,                                                               -----
                           10/15/12, Callable 10/15/10 @ 100

Minnesota (0.5%):
                     680   Blaine, IDR, Consolidated                                                                             41
                           Freightways Corp. Project, 5.15%,
                           1/1/05 (b)(c)

                   1,200   Maplewood, Multi-Family Housing                                                                    1,224
                           Revenue, 6.50%, 9/1/24, Callable
                           9/1/05 @ 101, FHA

                   1,625   Minneapolis Community                                                                              1,641
                           Development Agency, Multi-Family
                           Housing Revenue, Riverside Homes
                           Project, 6.10%, 9/1/19, Callable 9/1/09
                           @ 102

                     558   Minneapolis, Mortgage Revenue,                                                                       571
                           7.00%, 10/1/12, Callable 10/1/05 @
                           100

                   1,685   State Housing Finance Agency,                                                                      1,721
                           Single Family Mortgage Revenue,                                                                    -----
                           Series A, 5.75%, 7/1/18, Callable
                           7/1/09 @ 100

                                                                                                                              5,198
                                                                                                                              -----

Mississippi (0.8%):
                   6,400   Higher Education Assistance Corp.,                                                                 6,878
                           Student Loan Revenue, Series B-3,
                           AMT, 5.45%, 3/1/10, GSL

                     150   Home Corp., Single Family Mortgage                                                                   155
                           Revenue, Access Program, Series F,
                           AMT, 7.10%, 12/1/10, Callable
                           12/1/04 @ 103, GNMA

                     270   Home Corp., Single Family Mortgage                                                                   271
                           Revenue, Access Program, Series B,
                           AMT, 7.90%, 3/1/25, Callable 3/1/05
                           @ 106, GNMA

                   1,000   State, Gaming Counties Highway                                                                     1,110
                           Improvement, GO, Series A, 5.50%,                                                                  -----
                           7/1/08

                                                                                                                              8,414
                                                                                                                              -----

Missouri (2.0%):
                     915   Cameron, IDA, Health Facilities                                                                    1,016
                           Revenue, Cameron Community
                           Hospital, 6.25%, 12/1/12, Callable
                           12/1/10 @101 , ACA

                   2,570   Kansas City Streetlight Project, GO,                                                               2,728
                           Series B, 5.13%, 2/1/17, Callable
                           2/1/07 @ 101

                   1,665   Kansas City, IDA, Multi-Family                                                                     1,212
                           Housing Revenue, Village Green
                           Apartments Project, AMT, 6.25%,
                           4/1/30, Callable 4/1/08 @ 102 (c)

                   3,200   Multi-Family Housing Revenue,                                                                      3,517
                           Bond Pass Thru Certificates,
                           Lakewood Beneficial Ownership,
                           Series 6, AMT, 5.75%, 11/1/34,
                           Mandatory Put 11/1/16 @ 100

                   2,380   Multi-Family Housing Revenue, IDA                                                                  2,535
                           Bond Pass Thru Certificates, Oak
                           Crossing Beneficial Ownership, Series
                           11, AMT, 5.75%, 11/1/34, Callable
                           12/1/11 @ 100

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                   2,995   St. Louis County Housing Authority,                                                                3,174
                           Multi-Family Housing Revenue,
                           Oakmont Hathaway & Brighton, Series
                           A, 4.55%, 5/1/31, Callable 5/1/11 @
                           100, FNMA

                   1,235   St. Louis International, Airport                                                                   1,346
                           Revenue, Series A, 5.00%, 7/1/09,
                           FSA

                     390   State Housing Development, Single                                                                    391
                           Family Mortgage Revenue, Series B,
                           AMT, 6.15%, 3/1/20, Callable 3/1/10
                           @ 100, GNMA/FNMA

                     495   State Housing Development, Single                                                                    499
                           Family Mortgage Revenue, Series
                           B-1, 7.45%, 9/1/31, AMT, Callable
                           3/1/10 @ 101

                   1,225   State Housing Development, Single                                                                  1,306
                           Family Mortgage Revenue, Series
                           C-1, AMT, 7.15%, 3/1/32, Callable
                           9/1/10 @ 101, GNMA/FNMA

                   2,000   University City, Multi-Family                                                                      2,085
                           Housing Revenue, 7.38%, 3/1/21                                                                    ------
                                                                                                                             19,809
                                                                                                                             ------
Nebraska (0.5%):
                   2,200   American Public Energy Agency,                                                                     2,326
                           Gas Supply Revenue, Public Gas
                           Agency Project, Series C, 4.00%,
                           9/1/08, AMBAC

                   3,000   Lancaster County, IDR,                                                                             3,061
                           Archer-Daniels-Midland Co. Project,                                                               ------
                           5.90%, 11/1/07, Callable 11/1/04 @
                           100

                                                                                                                              5,387
                                                                                                                             ------

Nevada (0.9%):
                   3,000   Director State Department Business                                                                 3,000
                           & Industrial Solid Waste Disposal
                           Revenue, 0.00%, 10/1/14, Mandatory
                           Put 10/1/07 @ 100, AMT*

                   1,575   Housing Division, Multi-Unit                                                                       1,668
                           Housing, Citivista Project, Series A,
                           AMT, 5.45%, 10/1/15, Callable 10/1/10
                           @ 100, FNMA

                     215   Housing Division, Single Family                                                                      218
                           Mortgage Revenue, Series B-1, AMT,
                           6.00%, 4/1/10, Callable 4/1/07 @
                           102

                     485   Housing Division, Single Family                                                                      487
                           Mortgage Revenue, Series A-1, AMT,
                           5.20%, 4/1/11, Callable 4/1/08 @
                           101.50

                     230   Housing Division, Single Family                                                                      230
                           Mortgage Revenue, Series C, AMT,
                           6.60%, 4/1/14, Callable 4/1/06 @ 102,
                           FHA/VA

                   1,975   Las Vegas, Special Improvement                                                                     2,182
                           District #707, Special Assessment,
                           5.40%, 6/1/14, Callable 6/1/08 @ 102,
                           FSA

                   1,000   Washoe County School District, GO,                                                                 1,089
                           5.25%, 6/1/15, Callable 12/1/08 @                                                                 ------
                           100

                                                                                                                              8,874
                                                                                                                             ------
New Jersey (1.1%):
                   1,295   Health Care Facilities, Finance                                                                    1,415
                           Authority Revenue, Shore Memorial
                           Health Care System, 5.00%, 7/1/10,
                           LOC: Radian

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                   1,355   Health Care Facilities, Finance                                                                    1,483
                           Authority Revenue, Shore Memorial
                           Health Care System, 5.00%, 7/1/11,
                           LOC: Radian

                     970   State Housing & Mortgage Finance                                                                     970
                           Authority, Finance Agency Revenue,
                           Series K, AMT, 6.38%, 10/1/26,
                           Callable 7/1/05 @ 101

                   2,650   State Transportation Corp., Capital                                                                2,910
                           Grant Anticipation Notes, Series B,
                           5.50%, 2/1/08, AMBAC

                   4,000   State Transportation Trust Fund                                                                    4,368
                           Authority, Transportation Systems                                                                 ------
                           Revenue, Series A, 5.25%, 12/15/09

                                                                                                                             11,146
                                                                                                                             ------\

New Mexico (1.1%):
                   1,000   Educational Assistance Foundation,                                                                 1,001
                           Student Loan Program, Revenue,
                           Sub-Series A-2, AMT, 6.20%, 11/1/08,
                           Callable 11/1/06 @ 102, GSL

                     600   Educational Assistance Foundation,                                                                   601
                           Student Loan Program, Revenue,
                           Sub-Series A-2, AMT, 6.30%, 11/1/09,
                           Callable 11/1/06 @ 102, GSL

                     355   Mortgage Finance Authority, Single                                                                   363
                           Family Mortgage Revenue, Series
                           A-2, AMT, 6.05%, 7/1/16, Callable
                           7/1/07 @ 102, FNMA/GNMA/FHLMC

                     770   Mortgage Finance Authority, Single                                                                   789
                           Family Mortgage Revenue, Series
                           A-2, AMT, 4.60%, 9/1/29, Callable
                           9/1/08 @ 102, FNMA/GNMA

                   1,590   Mortgage Finance Authority, Single                                                                 1,734
                           Family Mortgage Revenue, Series
                           E-2, AMT, 6.80%, 3/1/31, Callable
                           9/1/09 @ 102.50,
                           GNMA/FNMA/FHLMC

                   3,045   Mortgage Finance Authority, Single                                                                 3,172
                           Family Mortgage Revenue, Series
                           C-2, AMT, 4.70%, 9/1/33, Callable
                           9/1/12 @ 102.75, FNMA/GNMA

                   1,685   Multi-Family Housing Revenue,                                                                      1,797
                           Bond Pass Thru Certificates,
                           Beneficial Ownership, Valencia
                           Apartments, Series 2, AMT, 5.85%,
                           5/1/34, Callable 6/1/11 @ 100

                   2,000   Multi-Family Housing Revenue,                                                                      2,076
                           Bond Pass Thru Certificates, Manzano                                                              ------
                           Mesa Apartments, Series 2, 5.95%,
                           11/1/34, Callable 12/1/11 @ 100

                                                                                                                             11,533
                                                                                                                             ------

New York (4.9%):
                   1,365   Monroe County, New York Airport                                                                    1,501
                           Authority Revenue, Greater
                           Rochester International, 5.25%,
                           1/1/12, MBIA

                   5,410   Munimae Trust, RHA Affordable                                                                      5,617
                           Housing, Inc., Class A, 6.15%,
                           11/1/39, Callable 4/1/08 @ 101

                   3,000   New York, GO, Series 98-C, 5.50%,                                                                  3,298
                           11/15/10, Callable 11/15/07 @ 101

                   2,500   New York, GO, Series A, 5.25%,                                                                     2,743
                           11/1/08

                   8,560   New York, GO, Series B, 5.20%,                                                                     9,287
                           8/1/09, Callable 8/1/07 @ 101

                   1,000   New York, GO, Series B, 5.25%,                                                                     1,081
                           8/1/10, Callable 8/1/07 @ 101

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                   5,000   New York, GO, Series C, 5.50%,                                                                     5,625
                           8/1/13, Callable 2/1/13 @ 100

                   1,000   New York, GO, Series E, 5.25%,                                                                     1,094
                           8/1/08

                   4,000   New York, GO, Series F, 5.25%,                                                                     4,319
                           8/1/07

                   1,000   Residential Recovery Agency,                                                                       1,077
                           Residential Recovery Revenue,
                           Series F, 5.00%, 7/1/12, FSA

                   2,140   Residential Recovery Agency,                                                                       2,294
                           Residential Recovery Revenue,
                           Series F, 5.00%, 7/1/13, FSA

                   1,050   State Dormitory Authority, Revenue,                                                                1,158
                           Jewish Board of Family & Children,
                           5.00%, 7/1/10, AMBAC

                   1,100   State Dormitory Authority, Revenue,                                                                1,218
                           Jewish Board of Family & Children,
                           5.00%, 7/1/11, AMBAC

                   1,150   State Dormitory Authority, Revenue,                                                                1,275
                           Jewish Board of Family & Children,
                           5.00%, 7/1/12, AMBAC

                     115   State Mortgage Agency, Homeowner                                                                     116
                           Mortgage Revenue, Series 69, AMT,
                           4.70%, 4/1/24, Callable 3/1/08 @
                           101

                   3,000   State Urban Development Corp.,                                                                     3,283
                           Correctional & Youth Facilities
                           Revenue, Series A, 5.25%, 1/1/21,
                           Mandatory Put 1/1/09 @ 100

                   2,000   State, GO, Series A, 5.25%, 8/1/10,                                                                2,126
                           Callable 8/1/07 @ 101

                   1,675   Tobacco Settlement Financing Corp.,                                                                1,750
                           Revenue, Series B, 4.00%, 6/1/12                                                                  ------

                                                                                                                             48,862
                                                                                                                             ------

North Carolina (0.1%):
                     770   Asheville Housing Authority,                                                                         764
                           Multi-Family Revenue, 3.90%,
                           8/20/15, Callable 8/20/14 @ 102,
                           GNMA

                     675   Housing Finance Agency, Home                                                                         703
                           Ownership Revenue, AMT, Series 8-A,                                                               ------
                           5.95%, 1/1/27, Callable 1/1/10 @
                           100

                                                                                                                              1,467
                                                                                                                             ------

North Dakota (0.1%):
                     605   State Housing Finance Agency,                                                                        633
                           Housing Finance Program Revenue,                                                                  ------
                           Series A, AMT, 6.00%, 7/1/17,
                           Callable 1/1/07 @ 102

Ohio (5.8%):
                   6,000   Akron, Municipal Baseball Stadium,                                                                 6,473
                           Certificates of Participation, 6.90%,
                           12/1/16, Callable 12/1/06 @ 102

                   2,535   Capital Corp., Housing Mortgage                                                                    2,537
                           Revenue, Fish Creek Plaza, Series A,
                           6.00%, 8/1/24, Callable 8/1/05 @
                           100

                     825   Cleveland, Non-Tax Stadium                                                                           691
                           Revenue, Series A, 0.00%, 12/1/07,
                           Callable 4/14/05 @ 86.146, AMBAC

                     810   Cleveland, Non-Tax Stadium                                                                           641
                           Revenue, Series B, 0.00%, 12/1/08,
                           Callable 6/11/05 @ 82.132, AMBAC

                     820   Cleveland, Non-Tax Stadium                                                                           579
                           Revenue, Series A, 0.00%, 12/1/10,
                           Callable 4/14/05 @ 72.673, AMBAC

                     815   Cleveland, Non-Tax Stadium                                                                           544

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                           Revenue, Series B, 0.00%, 12/1/11,
                           Callable 6/11/05 @ 69.287, AMBAC

                     820   Cleveland, Non-Tax Stadium                                                                           488
                           Revenue, Series A, 0.00%, 12/1/13,
                           Callable 4/14/05 @ 61.308, AMBAC

                     815   Cleveland, Non-Tax Stadium                                                                           458
                           Revenue, Series B, 0.00%, 12/1/14,
                           Callable 6/11/05 @ 58.451, AMBAC

                     820   Cleveland, Non-Tax Stadium                                                                           412
                           Revenue, Series A, 0.00%, 12/1/16,
                           Callable 4/14/05 @ 51.72, AMBAC

                     815   Cleveland, Non-Tax Stadium                                                                           387
                           Revenue, Series B, 0.00%, 12/1/17,
                           Callable 6/11/05 @ 49.31, AMBAC

                     820   Cleveland, Non-Tax Stadium                                                                           348
                           Revenue, Series A, 0.00%, 12/1/19,
                           Callable 4/14/05 @ 43.631, AMBAC

                     810   Cleveland, Non-Tax Stadium                                                                           325
                           Revenue, Series B, 0.00%, 12/1/20,
                           Callable 6/11/05 @ 41.598, AMBAC

                   2,750   Cleveland, Public Power System                                                                     2,944
                           Revenue, Series 1, 5.13%, 11/15/18,
                           Callable 11/15/06 @ 102, MBIA

                   1,165   Cleveland-Cuyahoga County Port                                                                     1,241
                           Authority, Revenue, C & P Docks
                           Project, Series 1, AMT, 6.00%, 3/1/07,
                           ETM

                   2,150   Cleveland-Cuyahoga County Port                                                                     2,189
                           Authority, Revenue, Port Cleveland
                           Bond Fund, Series C, 5.25%,
                           11/15/15, Callable 5/15/12 @ 102

                     650   Cleveland-Cuyahoga County Port                                                                       676
                           Authority, Revenue, Port Cleveland
                           Bond Fund, Series A, 6.25%, 5/15/16,
                           Callable 5/15/15 @ 102

                   2,050   Cleveland-Cuyahoga County Port                                                                     2,078
                           Authority, Revenue, Port of
                           Cleveland, Series A, 5.38%, 5/15/18,
                           Callable 5/15/08 @ 102

                   1,055   Cleveland-Cuyahoga County Port                                                                     1,113
                           Authority, Revenue, Port Cleveland
                           Bond Fund, Series A, 6.20%, 5/15/22,
                           Callable 5/15/12 @ 102

                   1,805   Cleveland-Cuyahoga County Port                                                                     1,795
                           Authority, Revenue, Capital
                           Improvements Project, Series A,
                           5.38%, 5/15/19, Callable 5/15/09 @
                           102, LOC: Fifth Third Bank

                   1,480   Cleveland-Cuyahoga County Port                                                                     1,481
                           Authority, Revenue, City Project,
                           Series B, 4.50%, 5/15/30, Callable
                           5/15/14 @ 102

                   2,000   Franklin County, Health Care                                                                       2,007
                           Facilities, Revenue, 5.50%, 11/1/16,
                           Callable 11/1/04 @ 100

                     480   Housing Finance Agency, Mortgage                                                                     484
                           Revenue, Series B, AMT, 4.65%,
                           9/1/20, Callable 9/1/08 @ 101,
                           GNMA

                   3,400   Housing Finance Agency, Mortgage                                                                   3,480
                           Revenue, 4.63%, 9/1/31, Callable
                           1/1/11 @ 100, GNMA

                   1,050   Lucas County Port Authority,                                                                       1,098
                           Development Revenue, Series E,
                           AMT, 6.10%, 11/15/10

                     615   Lucas County Port Authority,                                                                         654
                           Development Revenue, Series F,

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                           AMT, 6.00%, 11/15/07

                   1,065   Lucas County, Mortgage Revenue,                                                                    1,144
                           Swan Creek Apartments Project,
                           Series A, 5.95%, 12/20/21, Callable
                           12/20/10 @ 102, GNMA

                   2,500   Montgomery County, Health Care                                                                     2,743
                           Facilities Revenue, Mary Scott
                           Project, Series A, 6.55%, 9/20/32,
                           Callable 9/1/11 @ 101, GNMA

                   4,500   Montgomery County, Hospital                                                                        4,809
                           Revenue, Kettering Medical Center,
                           5.63%, 4/1/16, Callable 4/1/06 @ 102,
                           MBIA

                   1,000   State Air Quality Development                                                                      1,005
                           Authority, PCR, Cleveland Electric,
                           Series B, 3.75%, 10/1/30, Mandatory
                           Put 10/1/08 @ 100

                   2,000   State Higher Education Capital                                                                     2,259
                           Facilities Revenue, Series II-A,
                           5.50%, 12/1/09

                   4,810   State Mental Health Capital Facilities                                                             5,085
                           Revenue, Series II-A, 4.00%, 8/1/09,
                           AMBAC

                     750   State Water Development Authority,                                                                   750
                           PCR, Toledo Edison Co., Series A,
                           2.20%, 4/1/24, Mandatory Put 10/1/04
                           @ 100

                   1,000   State, Mortgage Revenue, 6.20%,                                                                    1,061
                           8/1/17, Callable 8/1/06 @ 102, FHA

                   1,090   Toledo, Lucas County Port                                                                          1,129
                           Authority, Development Revenue,
                           Northwest Ohio Bond Fund, Series C,
                           AMT, 4.35%, 11/15/07

                     925   Toledo, Lucas County Port                                                                            997
                           Authority, Development Revenue,
                           Northwest Ohio Bond Fund, Series C,
                           AMT, 6.00%, 5/15/11

                     500   Toledo, Lucas County Port                                                                            533
                           Authority, Development Revenue,
                           Northwest Ohio Bond Fund, Series D,
                           AMT, 6.00%, 5/15/11

                   1,590   Toledo, Lucas County Port                                                                          1,672
                           Authority, Development Revenue,                                                                   ------
                           Northwest Ohio Bond Fund, Series C,
                           AMT, 5.35%, 11/15/12

                                                                                                                             58,310
                                                                                                                             ------

Oklahoma (1.0%):
                   2,025   Broken Arrow Public Golf                                                                           2,150
                           Authorization, Recreational Facilities
                           Revenue, 7.25%, 8/1/20, Callable
                           8/1/05 @ 105, LOC: Radian

                   2,135   Canadian County Home Finance                                                                       2,258
                           Authority, Single Family Mortgage
                           Revenue, Series A, 6.70%, 9/1/32,
                           Callable 9/1/10 @ 104, GNMA

                     500   Canadian County Partners Trust,                                                                      514
                           5.10%, 8/1/23

                   2,000   Enid Municipal Authority Sales Tax &                                                               2,118
                           Utility Revenue, 4.50%, 2/1/10,
                           Callable 2/1/09 100, AMBAC

                   3,000   Oklahoma County Finance                                                                            2,998
                           Authority, AMT, 1.35%, 9/20/42,                                                                   ------
                           Mandatory Put 12/15/04 @ 100*

                                                                                                                             10,038
                                                                                                                             ------

Oregon (2.5%):
                   2,215   Clackamas County, School District                                                                  2,505
                           #62, Oregon City, GO, Series C,

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                           5.50%, 6/15/10

                   2,395   Clackamas County, School District                                                                  2,779
                           #62, Oregon City, GO, Series C,
                           6.00%, 6/15/11, Callable 6/15/10 @
                           100

                   3,520   Clackamas County, School District                                                                  4,084
                           #62, Oregon City, GO, Series C,
                           6.00%, 6/15/12, Callable 6/15/10 @
                           100

                   3,920   Clackamas County, School District                                                                  4,548
                           #62, Oregon City, GO, Series C,
                           6.00%, 6/15/13, Callable 6/15/10 @
                           100

                   2,220   Keizer Urban Renewal Agency, North                                                                 2,403
                           River Economic, Revenue, Series A,
                           5.00%, 12/1/12

                   3,955   Multnomah County, GO, 5.00%,                                                                       4,401
                           8/1/11, AMBAC

                   1,890   State Department Administrative                                                                    2,090
                           Services Lottery Revenue, Education
                           Projects, Series A, 5.25%, 4/1/11,
                           Callable 4/1/09 @ 101

                   2,555   State Facilities Authority,                                                                        2,680
                           Multi-Family Revenue, Cascadian                                                                   ------
                           Terrace Apartments A, 5.10%,
                           11/1/32, Callable 11/1/12 @ 100,
                           LOC: Bank of the West

                                                                                                                             25,490
                                                                                                                             ------

Pennsylvania (1.4%):
                   1,450   Chester Redevelopment Finance                                                                      1,477
                           Corp., 6.88%, 5/1/24, FNMA

                   2,900   Economic Development Financing                                                                     3,050
                           Authority, Revenue, 30th Street
                           Station Garage Project, AMT, 5.00%,
                           6/1/13, Callable 6/1/12 @ 102, ACA

                   1,280   Housing Finance Agency, Single                                                                     1,361
                           Family Mortgage Revenue, Series 47,
                           AMT, 6.75%, 10/1/08

                   1,365   Housing Finance Agency, Single                                                                     1,461
                           Family Mortgage Revenue, Series 47,
                           AMT, 6.75%, 10/1/09

                   1,455   Housing Finance Agency, Single                                                                     1,561
                           Family Mortgage Revenue, Series 47,
                           AMT, 6.75%, 10/1/10

                     380   Philadelphia Authority for Industrial                                                                374
                           Development, Senior Living Revenue,
                           Arbor House, Inc. Project, Series E,
                           4.70%, 7/1/13

                     330   Philadelphia Authority for Industrial                                                                325
                           Development, Senior Living Revenue,
                           Rieder House Project, Series A,
                           Living, Revenue, 4.70%, 7/1/13

                     310   Philadelphia Authority for Industrial                                                                305
                           Development, Senior Living Revenue,
                           Saligman House Project, Series C,
                           4.70%, 7/1/13

                   1,700   Philadelphia, GO, Series A, 5.00%,                                                                 1,873
                           2/15/12

                   2,500   State Higher Education Facilities                                                                  2,791
                           Authority, Health Services Revenue,                                                               ------
                           5.70%, 11/15/11

                                                                                                                             14,578
                                                                                                                             ------

Puerto Rico (2.7%):
                   5,000   Commonwealth, Public                                                                               5,289
                           Improvement, GO, Series A, 5.25%,
                           7/1/23, Callable 7/1/14 @ 100

                  10,000   Commonwealth, Public                                                                              10,828

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                           Improvement, GO, Series C, 5.00%,
                           7/1/18, Mandatory Put 7/1/08 @ 100,
                           LOC: Radian

                  10,000   Municipal Finance Agency, GO,                                                                     11,406
                           5.75%, 8/1/12, Callable 8/1/09 @                                                                  ------
                           101

                                                                                                                             27,523
                                                                                                                             ------

South Carolina (0.4%):
                   4,000   Jobs Economic Development                                                                          4,022
                           Authority, Economic Development
                           Revenue, AMT, 3.25%, 4/1/34,
                           Mandatory Put 4/1/07 @ 100

                     225   Resource Authority, Local                                                                            226
                           Government Program Revenue,                                                                       ------
                           Series A, 7.25%, 6/1/20

                                                                                                                              4,248
                                                                                                                             ------

South Dakota (0.4%):
                   1,550   Housing Development Authority,                                                                     1,670
                           Homeownership Mortgage, Series D,
                           4.80%, 5/1/11

                   1,950   Housing Development Authority,                                                                     2,104
                           Homeownership Mortgage, Series D,                                                                 ------
                           4.90%, 5/1/12, Callable 11/1/11 @
                           100

                                                                                                                              3,774
                                                                                                                             ------

Tennessee  (2.2%):
                     865   Bristol, Industrial Development                                                                      899
                           Board, Multi-Family Housing
                           Revenue, Shelby Heights Apartments
                           Project, Series 97, 6.10%, 3/1/12,
                           Callable 3/1/07 @ 101

                   1,750   Housing Development Agency,                                                                        1,868
                           Single Family Housing Revenue,
                           Homeownership Program, Series 3,
                           AMT, 5.30%, 7/1/10, Callable 1/1/09
                           @ 101

                   1,620   Humphreys County, Industrial                                                                       1,658
                           Development Board, Solid Waste
                           Disposal Revenue, E.I. Dupont De
                           Nemours & Co., AMT, 6.70%, 5/1/24,
                           Callable 5/1/05 @ 101

                   3,425   Knox County Health Educational &                                                                   3,589
                           Housing Board, Multi-Family
                           Revenue, Eastowne Village Project,
                           4.90%, 6/1/31, Mandatory Put 6/1/11
                           @ 100, FNMA

                   7,000   Memphis Electric Systems                                                                           7,763
                           Revenue, Series A, 5.00%, 12/1/12,
                           MBIA

                   3,000   Memphis, GO, General                                                                               3,252
                           Improvement, 5.25%, 4/1/15, Callable
                           4/1/08 @ 101

                   1,100   Municipal Energy Acquisition Corp.,                                                                1,168
                           Gas Revenue, 4.13%, 3/1/09, FSA

                   2,000   Tennergy Corp., Gas Revenue,                                                                       2,193
                           5.00%, 6/1/09, MBIA                                                                               ------

                                                                                                                             22,390
                                                                                                                             ------

Texas (6.9%):
                   1,040   Arlington Housing Finance Corp.,                                                                   1,055
                           Single Family Revenue, 5.70%,
                           6/1/27

                   1,065   Arlington Housing Finance Corp.,                                                                   1,083
                           Single Family Revenue, 6.40%,
                           6/1/27, Callable 5/1/12 @ 103, AMT,
                           GNMA/FNMA

                     890   Arlington Housing Finance Corp.,                                                                     923
                           Single Family Revenue, 5.70%,

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                           6/1/34

                   1,450   Arlington Housing Finance Corp.,                                                                   1,545
                           Single Family Revenue, 6.40%,
                           6/1/34, Callable 5/1/12 @ 105.5, AMT,
                           GNMA/FNMA

                   1,925   Brazos River Authority, PCR,                                                                       1,982
                           Utilities Electric Co., Series B, AMT,
                           5.05%, 6/1/30, Mandatory Put 6/19/06
                           @ 100

                   1,215   Denton County Housing Finance                                                                      1,259
                           Corp., Single Family Mortgage
                           Revenue, 6.25%, 6/1/27, Callable
                           6/1/12 @ 103, AMT, GNMA/FNMA

                   1,065   Denton County Housing Finance                                                                      1,130
                           Corp., Single Family Mortgage
                           Revenue, 6.25%, 6/1/34, Callable
                           6/1/12 @ 105.5, AMT, GNMA/FNMA

                   4,000   El Paso, Independent School                                                                        2,773
                           District, GO, 0.00%, 8/15/12, Callable
                           8/15/08 @ 80.49

                     245   Fort Worth, Housing Finance Corp.,                                                                   246
                           Home Mortgage Revenue, Series A,
                           8.50%, 10/1/11, Callable 10/1/05 @
                           100

                     675   Galveston County, Housing Finance                                                                    709
                           Corp., Single Family Mortgage
                           Revenue, Series A, AMT, 6.20%,
                           12/1/32, Callable 12/1/10 @ 104,
                           GNMA/FNMA

                     270   Galveston, Property Finance                                                                          271
                           Authority, Single Family Mortgage
                           Revenue, Series A, 8.50%, 9/1/11,
                           Callable 9/1/05 @ 100

                   3,000   Gulf Coast Waste Disposal                                                                          2,997
                           Authority, Revenue, Waste
                           Management, Series A, 2.50%, 5/1/28,
                           Mandatory Put 5/1/05 @ 100

                   4,885   Harris County, Hospital District                                                                   5,519
                           Revenue, 5.75%, 2/15/11, Callable
                           8/15/10 @ 100, MBIA

                   3,345   Harris County, Sports Authority,                                                                   2,452
                           Special Revenue, Series B, 0.00%,
                           11/15/11, Callable 11/15/08 @ 85.80

                   4,950   Harris County, Sports Authority,                                                                   3,011
                           Special Revenue, Series B, 0.00%,
                           11/15/14, Callable 11/15/08 @ 72.72

                   1,500   Houston Hotel Occupancy Tax &                                                                      1,712
                           Special Revenue, Convention &
                           Entertainment, Series B, 5.75%,
                           9/1/12, Callable 9/1/11 @ 100,
                           AMBAC

                     920   Houston Housing Finance Corp.,                                                                       910
                           Revenue, Sterlingshire Apartments,
                           Series A-2, 4.25%, 11/1/12

                   2,365   Houston Housing Finance Corp.,                                                                     1,146
                           Single Family Mortgage Revenue,
                           Series B-2, 0.00%, 6/1/14, Callable
                           12/1/06 @ 58

                   1,880   Keller, Independent School District,                                                               1,617
                           Capital Appreciation, GO, 0.00%,
                           8/15/09

                   1,750   Keller, Independent School District,                                                               1,432
                           Capital Appreciation, GO, 0.00%,
                           8/15/10

                   1,075   Klein Independent School District,                                                                 1,224
                           GO, Series A, 6.00%, 8/1/10, Callable
                           8/1/09 @ 100, PSF-GTD

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                   2,480   Multi-Family Housing Revenue,                                                                      2,755
                           Bond Pass Thru Certificates,
                           Beneficial Ownership, Silverton,
                           Series 4, AMT, 6.00%, 5/1/34,
                           Mandatory Put 5/1/18 @ 100

                   2,480   Multi-Family Housing Revenue,                                                                      2,755
                           Bond Pass Thru Certificates,
                           Beneficial Ownership, Bent Tree,
                           Series 3, AMT, 6.00%, 5/1/34,
                           Mandatory Put 5/1/18 @ 100

                   2,400   Multi-Family Housing Revenue,                                                                      2,666
                           Bond Pass Thru Certificates,
                           Beneficial Ownership, Ranch View,
                           Series 5, AMT, 6.00%, 5/1/34,
                           Mandatory Put 5/1/18 @ 100

                   2,030   Multi-Family Housing Revenue,                                                                      2,230
                           Bond Pass Thru Certificates,
                           Beneficial Ownership, Park Row,
                           Series 14, AMT, 5.75%, 11/1/34,
                           Mandatory Put 11/1/14 @ 100

                   2,540   Multi-Family Housing Revenue,                                                                      2,648
                           Bond Pass Thru Certificates, Millstone
                           Apartments, Series 7, 5.85%, 5/1/35,
                           Callable 6/1/12 @ 100

                   1,520   Multi-Family Housing Revenue,                                                                      1,579
                           Bond Pass Thru Certificates, Grand
                           Reserve Apartments, Series 8,
                           5.95%, 11/1/35, Callable 12/1/12 @
                           100

                   2,000   San Antonio Electric & Gas,                                                                        2,199
                           Revenue, 5.00%, 2/1/10

                   1,555   Southeast Housing Finance Corp.,                                                                     864
                           Residual Revenue, Series A, 0.00%,
                           11/1/14, Prerefunded 5/1/05 @ 56.09

                   4,000   State, GO, 11.05%, 9/30/11 *                                                                       5,401

                   2,310   State Affordable Housing Corp.,                                                                    2,503
                           Single Family Mortgage Revenue,
                           Teachers Home Loan Program,
                           6.20%, 3/1/32, Callable 9/1/12 @
                           104.50, GNMA/FNMA

                   1,450   State Affordable Housing Corp.,                                                                    1,546
                           Single Family Mortgage Revenue,
                           Series 02-1, AMT, 7.10%, 3/1/32,
                           Callable 3/1/12 @ 105, GNMA/FNMA

                   1,500   State Department Housing &                                                                         1,669
                           Community Affairs, Multi-Family
                           Housing Revenue, NHP Foundation -
                           Asmara Project, Series A, 6.30%,
                           1/1/16, Callable 1/1/07 @ 102

                   1,405   Tarrant County Housing Finance                                                                     1,458
                           Corp. Revenue, Single Family
                           Mortgage, 5.70%, 6/1/27, Callable
                           6/1/12 @ 103, GNMA/FNMA

                   1,620   Tarrant County Housing Finance                                                                     1,711
                           Corp. Revenue, Single Family
                           Mortgage, 5.70%, 6/1/34, Callable
                           6/1/12 @ 105.5, GNMA/FNMA

                   1,945   Tyler, Health Facilities Development                                                               2,025
                           Corp.,  Hospital Revenue, East                                                                    ------
                           Texas Center, Series D, 5.38%,
                           11/1/27, Callable 2/16/09 @ 102,
                           FSA

                                                                                                                             69,005
                                                                                                                             ------

Utah (0.5%):
                   2,530   Intermountain Power Agency, Power                                                                  2,536
                           Supply Revenue, Series B, 5.00%,
                           7/1/16, Callable 7/1/05 @ 100, ETM

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                     750   State Housing Corp., Single Family                                                                   753
                           Mortgage Revenue, Series G, Class I,
                           AMT, 3.10%, 7/1/08

                   1,085   State Housing Finance Agency,                                                                      1,131
                           Single Family Mortgage Revenue,
                           5.35%, 7/1/18, Callable 1/1/08 @
                           101.50

                     205   State Housing Finance Agency,                                                                        207
                           Single Family Mortgage Revenue,                                                                   ------
                           Series F, 6.30%, 7/1/21, Callable
                           7/1/09 @ 101.50

                                                                                                                              4,627
                                                                                                                             ------

Virginia (0.9%):
                   1,965   Multi-Family Housing Revenue, IDA,                                                                 2,049
                           Bond Pass Thru Certificates,
                           Beneficial Ownership, Woodward
                           Gables, Series 16, AMT, 5.60%,
                           11/1/34, Callable 12/1/11 @ 100

                   3,690   Suffolk, Redevelopment & Housing                                                                   3,430
                           Authority, Multi-Family Housing
                           Revenue, Oxford Apartments Project,
                           6.10%, 4/1/26, Callable 10/1/08 @
                           101

                   3,500   Suffolk, Redevelopment & Housing                                                                   3,261
                           Authority, Multi-Family Housing                                                                   ------
                           Revenue, Oxford Apartments Project,
                           6.25%, 10/1/33, Callable 10/1/08 @
                           101

                                                                                                                              8,740
                                                                                                                             ------
Washington (6.8%):
                   2,000   Chelan Public Utilities, Revenue,                                                                  2,223
                           Series D, AMT, 6.35%, 7/1/28,
                           Callable 7/1/07 @ 102, MBIA

                   3,000   Energy Northwest Electric,                                                                         3,401
                           Revenue, Refunding Project #1,
                           Series A, 5.50%, 7/1/12, Callable
                           7/1/11 @101, FSA

                  10,675   Energy Northwest Electric,                                                                        11,851
                           Revenue, Refunding Project #3,
                           Series B, 5.50%, 7/1/18, Callable
                           7/1/10 @ 100, MBIA

                   2,000   King County, School District #411,                                                                 2,344
                           Issaquah, GO, 6.25%, 12/1/12,
                           Callable 6/1/10 @ 100

                   1,500   King County, School District #411,                                                                 1,758
                           Issaquah, GO, 6.25%, 12/1/13,
                           Callable 6/1/10 @ 100

                   1,650   Klickitat County, Public Utility                                                                   1,844
                           District #1, Electric Revenue, Series
                           B, 5.25%, 12/1/13, Callable 12/1/11 @
                           100, AMBAC

                  10,685   Port Seattle, GO, Series C, 5.00%,                                                                11,665
                           11/1/09, AMT

                   1,700   Quinault Indian Nation, Revenue,                                                                   1,702
                           5.85%, 12/1/12, Callable 12/1/04 @
                           100, ACA

                   5,890   Quinault Indian Nation, Revenue,                                                                   6,290
                           5.80%, 12/1/15, Callable 12/1/09 @
                           100, ACA

                   1,135   State Higher Education Facilities                                                                  1,219
                           Authority Revenue, Gonzaga
                           University Project, 4.50%, 4/1/09

                   2,315   State Housing Finance Community,                                                                   2,531
                           Multi-Family Housing Revenue, AMT,
                           7.00%, 1/1/26, Callable 1/1/11 @ 105,
                           GNMA

                   1,260   State Public Power Supply System                                                                   1,181

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                           Revenue, Nuclear Project #2, Series
                           A, 0.00%, 7/1/07, ETM

                   2,500   State Public Power Supply System,                                                                  3,205
                           Nuclear Project #1, Revenue, 9.67%,
                           7/1/11, FSA*

                   1,720   State Public Power Supply System,                                                                  1,846
                           Nuclear Project #1, Revenue, Series
                           B, 5.13%, 7/1/16, Callable 7/1/07 @
                           102

                   2,500   State Public Power Supply System,                                                                  2,705
                           Nuclear Project #2, Revenue, Series
                           A, 5.00%, 7/1/12, Callable 7/1/08 @
                           102

                   4,500   State Public Power Supply System,                                                                  5,371
                           Nuclear Project #2, Revenue, Series
                           A, 6.30%, 7/1/12

                   3,400   State Public Power Supply System,                                                                  3,658
                           Nuclear Project #3, Revenue, Series
                           A, 5.50%, 7/1/07, Callable 7/1/06 @
                           102, AMBAC

                   2,895   Tacoma Electric Systems, Revenue,                                                                  3,219
                           5.63%, 1/1/16, Callable 1/1/09 @                                                                 -------
                           101

                                                                                                                             68,013
                                                                                                                            -------

Wisconsin (0.2%):
                   1,350   Badger Tobacco Asset Securitization                                                                1,377
                           Corp., 5.75%, 6/1/11

                     820   Housing & Economic Development                                                                       854
                           Authority, Home Ownership Revenue,                                                               -------
                           Series E, AMT, 5.75%, 9/1/27,
                           Callable 7/1/10 @ 100

                                                                                                                              2,231
                                                                                                                            -------
TOTAL MUNICIPAL BONDS                                                                                                       871,021
                                                                                                                            -------
WEEKLY DEMAND NOTES (8.0%):
Arizona (0.6%):
                   5,000   State University Revenue, Series                                                                   6,137
                           II-R-174, 8.69%, 7/1/09, FSA*                                                                    -------

California (0.7%):
                   5,000   State, GO, 10.22%, 2/1/15 *                                                                        6,870
                                                                                                                            -------

Colorado (1.4%):
                   4,990   Denver City & County, Airport                                                                      5,993
                           Revenue, Series A, AMT, 9.16%,
                           5/15/09, Callable 11/15/11 @ 100,
                           FSA*

                   5,660   Douglas County, School District #1,                                                                6,952
                           Douglas & Elbert Counties, Series                                                                -------
                           163, GO, 9.04%, 6/15/09 *

                                                                                                                             12,945
                                                                                                                            -------

Florida (1.4%):
                   6,325   Fort Pierce, Utilities Authority                                                                   7,661
                           Revenue, 8.18%, 10/1/16, Callable
                           10/1/13 @ 100, AMBAC*

                   4,720   State Board of Education, GO,                                                                      5,731
                           8.18%, 6/1/10 *                                                                                  -------

                                                                                                                             13,392
                                                                                                                            -------

Georgia (0.6%):
                   5,500   Municipal Electric Authority,                                                                      6,452
                           Revenue, 8.18%, 1/1/26, Callable                                                                 -------
                           1/1/09 @ 100*

Louisiana (0.6%):
                   5,310   Lafayette Public Power Authority,                                                                  6,481
                           Electric Revenue, Series II 246-2,                                                               -------
                           8.18%, 11/1/10 *

Nebraska (0.6%):

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                   5,000   Public Power District Revenue,                                                                     5,951
                           8.69%, 1/1/12, Callable 1/1/08 @ 101,                                                             ------
                           MBIA*

New Jersey (0.9%):
                   7,500   State Transportation Trust Fund                                                                    9,071
                           Authority, Series II-R-149, 9.24%,                                                                ------
                           12/15/08, AMBAC*

Oregon (0.6%):
                   5,410   Washington, Multinomah & Yamhill                                                                   6,461
                           Counties, School District #1J, Series                                                             ------
                           171, GO, 8.01%, 6/1/14 *

Pennsylvania (0.2%):
                   2,275   Allegheny County Hospital                                                                          2,275
                           Development Authority, Revenue,                                                                   ------
                           UPMC-Health System, Series A2,
                           1.50%, 9/15/32 *

Puerto Rico (0.4%):
                   3,460   Childrens Trust Fund, Tobacco                                                                      4,417
                           Settlement Revenue, Series 149,                                                                   ------
                           9.50%, 7/1/08 *

TOTAL WEEKLY DEMAND NOTES                                                                                                    80,452
                                                                                                                             ------

MONTHLY DEMAND NOTES (3.4%):
California (1.1%):
                     500   Statewide Community Development                                                                      507
                           Authority, Revenue, Certificates of
                           Participation, 5.40%, 11/1/15, Callable
                           11/1/04 @ 101*

                   3,300   Statewide Community Development                                                                    3,395
                           Authority, Revenue, Certificates of
                           Participation, 9.10%, 11/1/15, Callable
                           11/1/04 @ 102*

                   7,000   Statewide Community Development                                                                    7,000
                           Authority, Revenue, Certificates of                                                               ------
                           Participation, 5.21%, 12/1/28, ACA*

                                                                                                                             10,902
                                                                                                                             ------

Florida (1.0%):
                   2,950   Brevard County Health Authority,                                                                   2,950
                           Revenue, 4.99%, 12/1/28, ACA*

                   2,500   Miami Health Facilities Authority,                                                                 2,609
                           Health Facilities Revenue, 8.67%,
                           8/15/15 *

                   5,000   Volusia County, Industiral                                                                         5,000
                           Development Authority, Revenue,                                                                   ------
                           5.21%, 12/1/28, ACA*

                                                                                                                             10,559
                                                                                                                             ------

Georgia (1.3%):
                   5,000   Burke County Development                                                                           5,000
                           Authority, Pollution Control Revenue,
                           1.70%, 10/1/32 *

                   7,320   Burke County Development                                                                           7,320
                           Authority, Pollution Control Revenue,                                                             ------
                           1.70%, 10/1/32 *

                                                                                                                             12,320
                                                                                                                             ------

TOTAL MONTHLY DEMAND NOTES                                                                                                   33,781
                                                                                                                             ------

INVESTMENT COMPANIES (1.7%):
                     436   Blackrock Investment Quality                                                                       6,354
                           Municipal Fund

                       2   Blackrock Provident Institutional                                                                      2
                           Funds, Tax-Free Money Market Fund

                     776   Nuveen Premium Income Municipal                                                                   11,032
                           Fund                                                                                              ------

TOTAL INVESTMENT COMPANIES                                                                                                   17,388
                                                                                                                             ------

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

TOTAL (COST $974,567) (a)                                                                                                $1,002,642
                                                                                                                         ==========

------------

Percentages indicated are based on net assets of $1,006,619.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

Unrealized appreciation...........................................................  $ 39,369
Unrealized depreciation...........................................................   (11,294)
                                                                                    --------
Net unrealized appreciation (depreciation)........................................  $ 28,075
                                                                                    ========

     Aggregate cost for federal income tax purposes differs from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

(b)  Defaulted security.

(c) Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees.

* Variable rate securities having liquidity sources through bank letters of credit or other cards and/or liquidity agreements. The interest rate, which will change periodically, is based upon prime rates or an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at September 30, 2004.

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

ONE GROUP MUTUAL FUNDS

ARIZONA MUNICIPAL BOND FUND

Schedule of Portfolio Investments                             September 30, 2004
(Amounts in thousands)
(Unaudited)

THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("THE LIST") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

        SHARES
          OR
       PRINCIPAL                         SECURITY
        AMOUNT                          DESCRIPTION                                                                         VALUE
        ------                          -----------                                                                         -----
MUNICIPAL BONDS (97.6%):
Arizona (97.6%):

                   1,665   Casa Grande, Excise Tax Revenue,                                                               $   1,796
                           5.00%, 4/1/19, Callable 4/1/14 @ 100,
                           AMBAC

                   2,475   Central Arizona Water Conservation                                                                 2,530
                           District, Contract Revenue, Central
                           Arizona Project, 4.75%, 11/1/07,
                           Callable 5/1/05 @ 102, MBIA

                   3,000   Central Arizona Water Conservation                                                                 3,212
                           District, Contract Revenue, Central
                           Arizona Project, Series A, 5.40%,
                           11/1/06

                   5,000   Chandler, Capital Appreciation, GO,                                                                4,693
                           0.00%, 7/1/07, FGIC

                   1,000   Chandler, GO, 4.75%, 7/1/11, FSA                                                                   1,097

                   2,400   Coconino County, Unified School                                                                    2,494
                           District #1, Flagstaff, GO, 5.50%,
                           7/1/08, Callable 7/1/05 @ 101,
                           AMBAC

                   2,630   Department of Administration,                                                                      2,919
                           Participation Certificate, 5.00%,
                           11/1/11, FSA

                   1,235   Greater Arizona Development                                                                        1,383
                           Authority, Infrastructure Revenue,
                           Series A, 5.60%, 8/1/17, Callable
                           8/1/08 @ 102, MBIA

                     500   Maricopa County, IDA, Hospital                                                                       500
                           Facility Revenue, St. Joseph's
                           Hospital & Medical Centers Project,
                           6.20%, 11/1/11, ETM

                   2,950   Maricopa County, IDA, Single                                                                       1,946
                           Family Mortgage Revenue, Capital
                           Appreciation, Series 83A, 0.00%,
                           12/31/14, ETM

                   1,000   Maricopa County, School District #1,                                                               1,101
                           Phoenix Elementary, GO, 5.50%,
                           7/1/10, Prerefunded 7/1/07 @ 101,
                           MBIA

                   1,720   Maricopa County, School District                                                                   1,933
                           #11, Peoria, GO, Series D, 5.25%,
                           7/1/13, Prerefunded 7/1/09 @ 101,
                           FGIC

                   1,020   Maricopa County, School District                                                                   1,092
                           #11, Peoria University, GO, 4.75%,
                           7/1/14, Callable 7/1/11 @ 100, FGIC

                     480   Maricopa County, School District                                                                     526
                           #11, Peoria University, GO, 4.75%,
                           7/1/14, Prerefunded 7/1/11 @ 100,
                           FGIC

                   2,000   Maricopa County, School District                                                                   1,609
                           #28, Kyrene Elementary, Capital
                           Appreciation, GO, Series C, 0.00%,
                           1/1/11, FGIC

                   1,000   Maricopa County, School District #3,                                                               1,132
                           Tempe Elementary, GO, Series E,

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                           5.40%, 7/1/13, Callable 7/1/09 @ 101,
                           FGIC

                   1,215   Maricopa County, School District                                                                   1,309
                           #38, Madison Elementary, GO, 5.80%,
                           7/1/15, Prerefunded 7/1/06 @ 101,
                           MBIA

                   1,225   Maricopa County, School District #4,                                                               1,362
                           GO, 5.00%, 7/1/11, FSA

                   3,100   Maricopa County, School District                                                                   3,518
                           #69, Paradise Valley, GO, 5.80%,
                           7/1/09, AMBAC

                   1,000   Maricopa County, School District                                                                   1,177
                           #69, Paradise Valley, GO, 6.35%,
                           7/1/10, MBIA

                   1,000   Maricopa County, School District                                                                   1,137
                           #69, Paradise Valley, GO, Series A,
                           5.25%, 7/1/14, FGIC

                   1,090   Mesa, GO, 5.38%, 7/1/14                                                                            1,251

                   2,000   Mesa, GO, 5.75%, 7/1/14,                                                                           2,275
                           Prerefunded 7/1/09 @ 100, FGIC

                   3,000   Mesa, IDA, Revenue, Series A,                                                                      3,238
                           5.63%, 1/1/29, MBIA

                   1,000   Mesa, Street & Highway Revenue,                                                                    1,114
                           5.00%, 7/1/12

                   2,250   Mesa, Street & Highway Revenue,                                                                    2,514
                           Series A, 5.30%, 7/1/17, Prerefunded
                           7/1/09 @ 100, FSA

                   1,000   Mesa, Utility System Revenue,                                                                      1,038
                           5.38%, 7/1/12, Prerefunded 7/1/05 @
                           101, FGIC

                   1,205   Mohave County, Elementary School                                                                   1,307
                           District #16, GO, 5.25%, 7/1/09,
                           Callable 7/1/07 @ 100, MBIA

                   2,050   Navajo County, School District #10,                                                                2,237
                           GO, Series A, 5.13%, 7/1/12,
                           Prerefunded 7/1/07 @ 101, FGIC

                   1,000   Oro Valley Municipal Property Corp.,                                                               1,120
                           Municipal Water System Revenue,
                           Canada Hills, 5.45%, 7/1/14,
                           Prerefunded 7/1/08 @ 101, MBIA

                     850   Peoria, GO, 5.40%, 4/1/14, FGIC                                                                      940

                   1,000   Peoria, GO, 5.00%, 4/1/20, Callable                                                                1,066
                           4/1/09 @ 100, FGIC

                   1,000   Phoenix, Civic Improvement Corp.,                                                                  1,143
                           Excise Tax Revenue, Series B,
                           5.75%, 7/1/11, Callable 7/1/10 @
                           101

                   2,000   Phoenix, Civic Improvement Corp.,                                                                  2,047
                           Excise Tax Revenue, Airport
                           Improvements, Series B, 6.00%,
                           7/1/08, Callable 7/1/05 @ 101

                   1,000   Phoenix, GO, Series A, 5.40%,                                                                      1,089
                           7/1/07

                   2,000   Phoenix, GO, 5.88%, 7/1/17,                                                                        2,285
                           Prerefunded 7/1/10 @ 100

                     345   Phoenix, IDA, Single Family                                                                          356
                           Mortgage Revenue, Series A, AMT,
                           5.35%, 6/1/20, Callable 12/1/07 @
                           101.50, GNMA/FNMA/FHLMC

                   2,000   Phoenix, Street & Highway User                                                                     2,267
                           Revenue, 6.50%, 7/1/09, ETM

                   2,500   Phoenix, Street & Highway User                                                                     1,877
                           Revenue, Capital Appreciation, Series
                           A, 0.00%, 7/1/12, FGIC

                   1,500   Pima County, IDA, Health Partners,                                                                 1,616
                           Revenue, Series A, 5.30%, 4/1/07,
                           MBIA

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                     375   Pima County, IDA, Single Family                                                                      380
                           Mortgage Revenue, Series A, 6.40%,
                           8/1/11, Callable 8/1/05 @ 102

                      40   Pima County, IDA, Single Family                                                                       40
                           Mortgage Revenue, Series A, 7.63%,
                           2/1/12, Callable 2/1/05 @ 100, FHA

                     245   Pima County, IDA, Single Family                                                                      246
                           Mortgage Revenue, Series B, AMT,
                           6.95%, 11/1/23, Callable 5/1/07 @
                           103.38, GNMA/FNMA/FHLMC

                   2,000   Pima County, Unified School District                                                               2,238
                           #1, Tucson, GO, 5.38%, 7/1/09,
                           FGIC

                   1,560   Pima County, Unified School District                                                               1,740
                           #12, Sunnyside, GO, 5.00%, 7/1/14,
                           FSA

                   2,015   Salt River Project, Agriculture                                                                    2,194
                           Improvement & Power District,
                           Electric Systems Revenue, Series A,
                           6.00%, 1/1/07

                   1,000   Santa Cruz County, IDA, Citizens                                                                     968
                           Utility Co., Revenue, 4.75%, 8/1/20,
                           Putable 8/1/07 @ 100 (b)

                   1,500   School Facilities Board, Certificates                                                              1,668
                           of Participation, Series A, 5.00%,
                           9/1/12, MBIA

                   3,000   School Facilities Board, Certificates                                                              3,305
                           of Participation, Series A, 5.25%,
                           9/1/17, Callable 3/1/13 @ 100, MBIA

                   2,850   School Facilities Board, Revenue,                                                                  3,214
                           State School Improvement, 5.25%,
                           7/1/14, Callable 7/1/12 @ 100

                   1,000   Scottsdale, GO, 5.25%, 7/1/06                                                                      1,060

                   2,000   Scottsdale, GO, 5.25%, 7/1/18,                                                                     2,245
                           Callable 7/1/11 @ 101

                   2,500   Scottsdale, IDA, Hospital Revenue,                                                                 2,794
                           Scottsdale Memorial Hospitals, Series
                           A, 6.13%, 9/1/17, Callable 9/1/07 @
                           102, AMBAC

                   2,000   Scottsdale, Preservation, GO,                                                                      2,275
                           5.75%, 7/1/18, Prerefunded 7/1/09 @
                           100

                   1,065   Scottsdale, Street & Highway User                                                                  1,162
                           Revenue, 5.50%, 7/1/07

                   1,000   Show Low, IDA, Hospital Revenue,                                                                   1,063
                           Navapache Regional Medical Center,
                           Series A, 5.13%, 12/1/07, ACA

                   1,000   Show Low, IDA, Hospital Revenue,                                                                   1,041
                           Navapache Regional Medical Center,
                           Series A, 5.50%, 12/1/17, Callable
                           12/1/07 @ 100, ACA

                   1,000   State Municipal Financing Program,                                                                 1,205
                           Certificates of Participation, Series
                           20, 7.70%, 8/1/10, BIG

                   2,500   State Power Authority, Resource                                                                    2,838
                           Revenue, Hoover Updating Project,
                           5.25%, 10/1/17

                     500   State Transportation Board, Highway                                                                  570
                           Revenue, 6.00%, 7/1/10, Callable
                           7/1/09 @ 100

                   2,000   State Transportation Board, Highway                                                                2,229
                           Revenue, Series A, 5.25%, 7/1/17,
                           Callable 7/1/12 @102

                   3,000   State Transportation Board, Highway                                                                3,314
                           Revenue, Series B, 5.25%, 7/1/18,
                           Callable 7/1/12 @ 100

                   1,500   State University Revenue, 5.25%,                                                                   1,698

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                           7/1/12, FSA

                   1,030   Student Loan Acquisition Authority,                                                                1,124
                           Revenue, Series A-1, AMT, 5.40%,
                           5/1/10, Callable 11/1/09 @ 102, GSL

                   1,000   Student Loan Acquisition Authority,                                                                1,084
                           Revenue, Series A-1, AMT, 5.88%,
                           5/1/18, Callable 11/1/09 @ 102, GSL

                   2,500   Surprise Municipal Property Corp.,                                                                 2,860
                           Revenue, 5.70%, 7/1/20, Prerefunded
                           7/1/09 @ 101, FGIC

                     970   Tempe, Excise Tax Revenue, Series                                                                  1,070
                           A, 5.63%, 7/1/20, Callable 7/1/09 @
                           100

                   3,000   Tempe, Unified School District #213,                                                               3,355
                           Project of 1998, Series B, GO,
                           5.13%, 7/1/14, Prerefunded 7/1/09 @
                           101, FGIC

                   1,000   Tucson, Airport Authority, Revenue,                                                                1,106
                           5.00%, 6/1/12, FSA

                   2,000   Tucson, GO, 5.00%, 7/1/11                                                                          2,218

                   1,725   Tucson, Street & Highway User                                                                      1,935
                           Revenue, Series 94-E, 5.50%, 7/1/15,
                           Callable 7/1/10 @ 100, FGIC

                     700   University Foundation, Certificates                                                                  767
                           of Participation, Series 8, 4.90%,
                           8/1/09, MBIA

                     500   University of Arizona, Certificates                                                                  564
                           of Participation, 5.50%, 6/1/14,
                           Callable 6/1/11 @ 100, AMBAC

                   1,700   University of Arizona, Certificates                                                                1,918
                           of Participation, Series A, 5.50%,
                           6/1/17, Callable 6/1/12 @ 100

                   2,000   Water Infrastructure Finance                                                                       2,275
                           Authority, Water Quality Revenue,
                           Series A, 5.75%, 10/1/11, Callable
                           10/1/09 @ 101

                     750   Water Infrastructure Finance                                                                         853
                           Authority, Water Quality Revenue,
                           Series A, 5.38%, 10/1/12, Prerefunded
                           10/1/11 @ 100

                   1,110   Water Infrastructure Finance                                                                       1,256
                           Authority, Water Quality Revenue,
                           Series A, 5.63%, 10/1/14, Callable
                           10/1/09 @ 101

                   1,000   Water Infrastructure Finance                                                                       1,108
                           Authority, Water Quality Revenue,
                           Series A, 5.38%, 10/1/15, Callable
                           10/1/09 @ 101

                   1,600   Water Infrastructure Finance                                                                       1,792
                           Authority, Water Quality Revenue,
                           Series A, 5.50%, 10/1/16, Callable
                           10/1/09 @ 101

                   1,500   Water Infrastructure Finance                                                                       1,706
                           Authority, Water Quality Revenue,
                           Series A, 5.38%, 10/1/18, Prerefunded
                           10/1/11 @ 100

                   1,100   Yavapai County, IDA, Hospital                                                                      1,195
                           Facility Revenue, Yavapai Regional
                           Medical Center, Series A, 5.13%,
                           12/1/13, Callable 6/1/07 @ 102, FSA

                   1,305   Yuma County, Elementary School                                                                     1,428
                           District #1, GO, 5.25%, 7/1/10,
                           Prerefunded 7/1/07 @ 101, MBIA

                   3,000   Yuma County, IDA, Multi-Family                                                                    3,090
                           Revenue, Series A, AMT, 6.10%,
                           9/20/34, Callable 9/20/09 @ 106,
                           GNMA

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                   1,000   Yuma County, IDA, Hospital                                                                         1,105
                           Revenue, Yuma Regional Medical                                                                 ---------
                           Center, 5.50%, 8/1/09, Callable 8/1/07
                           @ 102, MBIA

                                                                                                                            142,542
                                                                                                                          ---------
TOTAL MUNICIPAL BONDS                                                                                                       142,542
                                                                                                                          ---------
INVESTMENT COMPANIES (1.2%):

                   1,776   Blackrock Provident Institutional                                                                  1,776
                           Funds, Tax-Free Money Market Fund                                                              ---------

TOTAL INVESTMENT COMPANIES                                                                                                    1,776
                                                                                                                          ---------

TOTAL (COST $133,911) (a)                                                                                                 $ 144,318
                                                                                                                          =========

-----------------

Percentages indicated are based on net assets of $146,079.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

Unrealized appreciation ..........................      $ 10,495
Unrealized depreciation ..........................           (88)
                                                        --------
Net unrealized appreciation (depreciation) .......      $ 10,407
                                                        ========

      Aggregate cost for federal income tax purposes differs from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

(b) Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees.

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

ONE GROUP MUTUAL FUNDS

KENTUCKY MUNICIPAL BOND FUND

Schedule of Portfolio Investments                             September 30, 2004
(Amounts in thousands)
(Unaudited)

THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("THE LIST") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

        SHARES
          OR
       PRINCIPAL                         SECURITY
        AMOUNT                          DESCRIPTION                                                                         VALUE
        ------                          -----------                                                                         -----
MUNICIPAL BONDS  (97.1%):
Arizona (0.5%):

                   1,000   Tucson & Pima County, Single                                                                   $     662
                           Family Mortgage Revenue, 0.00%,                                                                ---------
                           12/1/14, ETM

California (3.1%):

                   1,990   San Marcos, Public Facilities                                                                      1,372
                           Authority, Revenue, 0.00%, 3/1/14,
                           ETM

                   1,715   San Marcos, Public Facilities                                                                        896
                           Authority, Revenue, 0.00%, 1/1/19,
                           ETM

                   2,850   San Marcos, Public Facilities                                                                      1,445
                           Authority, Revenue, 0.00%, 9/1/19,                                                             ---------
                           ETM

                                                                                                                              3,713
                                                                                                                          ---------
Colorado (1.4%):

                   2,600   El Paso County, Single Family                                                                      1,651
                           Mortgage Revenue, 0.00%, 9/1/15,                                                               ---------
                           ETM

Kansas (1.4%):

                   1,600   Kansas City, Single Family                                                                         1,065
                           Mortgage Revenue, Series 83A,
                           0.00%, 12/1/14, ETM

                   1,000   Saline County, Single Family                                                                         632
                           Mortgage Revenue, Series 83A,                                                                  ---------
                           0.00%, 12/1/15, ETM

                                                                                                                              1,697
                                                                                                                          ---------
Kentucky (83.2%):

                   2,300   Asset Liability Common General                                                                     2,457
                           Fund, Revenue, Project Notes, First
                           Series, 5.00%, 2/1/07, MBIA

                   1,500   Berea College, Utility Revenue,                                                                    1,600
                           AMT, 5.90%, 6/1/17, Callable 6/1/07
                           @ 102

                   1,205   Boone & Florence Counties, Water                                                                   1,272
                           Supply System Revenue, 4.00%,
                           12/1/08, FGIC

                   1,740   Boone County, School District                                                                      1,938
                           Finance Corp., School Building
                           Revenue, 5.38%, 8/1/17, Callable
                           8/1/10 @ 101

                   1,000   Boone County, School District                                                                      1,101
                           Finance Corp., School Building
                           Revenue, 5.38%, 8/1/20, Callable
                           8/1/10 @ 101

                   1,010   Bowling Green, GO, 5.25%, 6/1/13,                                                                  1,124
                           Callable 6/1/10 @ 101

                      95   Campbell & Kenton Counties,                                                                           98
                           Sanitation District #1, Sanitation
                           District Revenue, 7.13%, 8/1/05,
                           ETM

                   1,000   Carrollton & Henderson Counties,                                                                   1,091
                           Public Energy Authority, Gas
                           Revenue, Series A, 5.00%, 1/1/09,

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                           FSA

                   1,225   Christian County, Lease Revenue,                                                                   1,358
                           5.10%, 8/1/13, Callable 11/1/10 @
                           101

                   1,100   Economic Development Finance                                                                       1,159
                           Authority, Catholic Health Initiatives
                           Revenue, 4.25%, 9/1/09

                     425   Economic Development Finance                                                                         455
                           Authority, Catholic Health Initiatives
                           Revenue, 5.38%, 12/1/11, Callable
                           6/1/08 @ 101

                   1,645   Fayette County, School Building                                                                    1,843
                           Revenue, 5.50%, 6/1/19, Callable
                           6/1/10 @ 101

                   1,255   Fayette County, School District                                                                    1,364
                           Finance Corp., School Building
                           Revenue, Series A, 5.35%, 1/1/13,
                           Callable 1/1/07 @ 102

                   1,200   Fayette County, School District                                                                    1,334
                           Finance Corp., School Building
                           Revenue, 5.25%, 9/1/13, Callable
                           9/15/09 @ 101

                   2,000   Fayette County, School District                                                                    2,214
                           Finance Corp., School Building
                           Revenue, 5.38%, 9/1/17, Callable
                           9/15/09 @ 101

                   1,000   Fayette County, School District                                                                    1,117
                           Finance Corp., School Building
                           Revenue, 5.50%, 9/1/18, Callable
                           9/15/09 @ 101

                     450   Greater Kentucky Housing                                                                             451
                           Assistance Corp., Multi-Family
                           Housing Revenue, Series A, 5.90%,
                           2/1/14, FHA

                   1,505   Hardin County, School District                                                                     1,693
                           Finance Corp., School District
                           Revenue, 5.50%, 2/1/14, Callable
                           2/1/10 @ 101

                     960   Hardin County, School District                                                                     1,075
                           Finance Corp., School Building
                           Revenue, 5.50%, 2/1/15, Callable
                           2/1/10 @ 101

                     200   Hardin County, Water District #1,                                                                    204
                           Waterworks Revenue, 6.70%, 9/1/05

                     745   Housing Corp., Revenue, Series D,                                                                    782
                           5.80%, 7/1/13, Callable 7/1/06 @ 102,
                           FHA/VA

                   1,000   Jefferson County, Capital Projects                                                                 1,074
                           Revenue, Series A, 5.50%, 4/1/10,
                           Callable 4/1/06 @ 102, AMBAC

                   1,000   Jefferson County, Capital Projects                                                                 1,074
                           Revenue, Series A, 5.50%, 4/1/11,
                           Callable 4/1/06 @ 102, AMBAC

                     500   Jefferson County, Capital Projects,                                                                  564
                           First Mortgage Revenue, 6.38%,
                           12/1/07, ETM

                   1,250   Jefferson County, GO, 4.00%,                                                                       1,318
                           4/1/10

                   1,825   Jefferson County, GO, Capital                                                                      1,756
                           Appreciation, Series B, 0.00%,
                           8/15/06, FSA

                     930   Jefferson County, Health Facilities                                                                  993
                           Revenue, Jewish Hospital Healthcare
                           Services, Inc., 5.65%, 1/1/10,
                           Callable 1/1/07 @ 102

                     400   Jefferson County, Hospital                                                                           427
                           Revenue, Louisville Medical Center,

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                           5.00%, 5/1/08

                   1,430   Jefferson County, School District                                                                  1,497
                           Finance Corp., School Building
                           Revenue, Series A, 5.25%, 7/1/07,
                           Callable 7/1/05 @ 102, MBIA

                   1,000   Jefferson County, School District                                                                  1,109
                           Finance Corp., School Building
                           Revenue, Series A, 5.25%, 1/1/10,
                           Callable 7/1/09 @ 101

                   1,000   Jefferson County, School District                                                                  1,111
                           Finance Corp., School Building
                           Revenue, Series A, 5.25%, 7/1/13,
                           Callable 1/1/10 @ 101

                   1,490   Jefferson County, School District                                                                  1,655
                           Finance Corp., School Building
                           Revenue, Series A, 5.25%, 7/1/14,
                           Callable 1/1/10 @ 101, FSA

                   1,000   Jefferson County, School District                                                                  1,069
                           Finance Corp., School Building
                           Revenue, Series A, 5.00%, 4/1/18,
                           Callable 4/1/11 @ 101, FSA

                   1,320   Jefferson County, School District                                                                  1,445
                           Finance Corp., School Building
                           Revenue, Series A, 5.25%, 1/1/19,
                           Callable 7/1/09 @ 101, FSA

                   1,000   Jefferson County, School District                                                                  1,095
                           Finance Corp., School Building
                           Revenue, Series B, 5.25%, 6/1/17,
                           Callable 7/1/09 @ 101, FSA

                   2,315   Junction City, College Revenue,                                                                    2,567
                           Centre College Project, 5.70%, 4/1/12,
                           Prerefunded 4/1/07 @ 102

                   1,000   Kenton County, Airport Revenue,                                                                    1,062
                           International, Series AR-A, AMT,
                           5.00%, 3/1/07, MBIA

                   1,000   Kenton County, Airport Revenue,                                                                    1,073
                           International, Series AR-A, AMT,
                           5.00%, 3/1/08, MBIA

                   2,115   Kenton County, Airport Revenue,                                                                    2,276
                           Series C, AMT, 5.00%, 3/1/11, MBIA

                   1,120   Lexington-Fayette County, Urban                                                                    1,239
                           County Government, GO, Series D,
                           5.00%, 12/1/09

                     935   Lexington-Fayette County, Urban                                                                      958
                           County Government, Governmental
                           Project Revenue, University of
                           Kentucky Alumni Association, Inc.
                           Project, 6.50%, 11/1/07, Prerefunded
                           11/1/04 @ 102, MBIA

                   1,000   Lexington-Fayette County, Urban                                                                    1,074
                           County Government, Sewer System
                           Revenue, Series A, 5.00%, 7/1/17,
                           Callable 7/1/11 @ 101

                   1,420   Louisville & Jefferson County,                                                                     1,568
                           Airport Authority Revenue, AMT,
                           6.00%, 7/1/10, Callable 7/1/07 @ 102,
                           MBIA

                   1,500   Louisville & Jefferson County,                                                                     1,692
                           Metropolitan Sewer District, Sewer
                           Revenue, Series A, 5.50%, 5/15/15,
                           Callable 11/15/09 @ 101, FGIC

                   1,000   Louisville & Jefferson County,                                                                     1,124
                           Regional Airport Authority, Airport
                           System Revenue, Series A, 5.75%,
                           7/1/15, Callable 7/1/11 @ 101, FSA

                     825   Louisville & Jefferson County,                                                                       846
                           Sewer & Drain System Revenue,

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                           6.40%, 5/15/08, Prerefunded 11/15/04
                           @ 102, AMBAC

                     300   Louisville Public Properties Corp.,                                                                  306
                           First Mortgage Revenue, 6.00%,
                           4/1/05

                   1,115   Louisville Waterworks Board, Water                                                                 1,225
                           System Revenue, 5.00%, 11/15/11

                   1,000   Louisville Waterworks Board, Water                                                                 1,097
                           System Revenue, 5.13%, 11/15/15,
                           Callable 11/15/10 @ 100, FSA

                   1,000   McCracken County, Hospital                                                                         1,024
                           Revenue, Mercy Health System,
                           Series A, 6.20%, 11/1/05, Callable
                           11/1/04 @ 102, MBIA

                   2,090   McCracken County, Hospital                                                                         2,139
                           Revenue, Mercy Health System,
                           Series A, 6.40%, 11/1/07, Callable
                           11/1/04 @ 102, MBIA

                     240   Murray State University, Revenue,                                                                    243
                           Series G, Second Series, 5.60%,
                           5/1/06

                     460   Murray State University, Revenue,                                                                    466
                           Series G, Second Series, 5.60%,
                           5/1/07

                   1,260   Northern Kentucky University,                                                                      1,391
                           5.00%, 12/1/09, AMBAC

                   1,060   Oldham County, School District                                                                     1,162
                           Financial, 5.00%, 5/1/16, Callable
                           5/1/14 @ 100, MBIA

                     100   Richmond, Water, Gas & Sewer                                                                         109
                           Revenue, Series A, 5.00%, 7/1/14,
                           Callable 7/1/08 @ 102, MBIA

                     255   Richmond, Water, Gas & Sewer                                                                         279
                           Revenue, Series B, 5.00%, 7/1/14,
                           Callable 7/1/08 @ 102, MBIA

                   1,245   State Economic Development                                                                         1,394
                           Finance Authority, Hospital Revenue,
                           Southern Central Nursing Homes,
                           6.00%, 1/1/27, Callable 1/1/08 @ 105,
                           FHA

                   1,000   State Property & Buildings,                                                                        1,059
                           Commission Revenues, Project #59,
                           5.30%, 5/1/07, Callable 11/1/05 @
                           102

                   1,000   State Property & Buildings,                                                                        1,060
                           Commission Revenues, Project #59,
                           5.38%, 11/1/09, Callable 11/1/05 @
                           102

                   1,000   State Property & Buildings,                                                                        1,113
                           Commission Revenues, Project #59,
                           5.10%, 11/1/18, Callable 11/1/09 @
                           100

                   1,500   State Property & Buildings,                                                                        1,732
                           Commission Revenues, Project #64,
                           6.00%, 2/1/11, Callable 2/1/10 @ 100,
                           FSA

                   2,000   State Property & Buildings,                                                                        2,287
                           Commission Revenues, Project #64,
                           5.75%, 5/1/14, Callable 11/1/09 @
                           100

                     715   State Property & Buildings,                                                                          826
                           Commission Revenues, Project #65,
                           6.00%, 2/1/18, Prerefunded 2/1/10 @
                           100

                   1,500   State Property & Buildings,                                                                        1,708
                           Commission Revenues, Project #66,
                           Series A, 5.60%, 5/1/16, Callable

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                           5/1/10 @ 100, MBIA

                   1,000   State Property & Buildings,                                                                        1,153
                           Commission Revenues, Project #68,
                           5.75%, 10/1/15, Callable 10/1/10 @
                           100

                   1,000   State Property & Buildings,                                                                        1,134
                           Commission Revenues, Project #69,
                           Series D, 5.50%, 8/1/10, FSA

                   1,000   State Property & Buildings,                                                                        1,148
                           Commission Revenues, Project #71,
                           5.50%, 8/1/12, MBIA

                   1,335   State Property & Buildings,                                                                        1,496
                           Commission Revenues, Project #73,
                           5.25%, 11/1/12, Callable 11/1/11 @
                           100

                   1,500   State Property & Buildings,                                                                        1,677
                           Commission Revenues, Project #73,
                           5.13%, 9/1/16, Prerefunded 9/1/10 @
                           100

                   2,000   State Property & Buildings,                                                                        2,223
                           Commission Revenues, Project #74,
                           5.38%, 2/1/09, FSA

                   1,395   State Turnpike Authority, Economic                                                                 1,434
                           Development, Road Revenue,
                           Revitalization Project, 5.40%, 7/1/05,
                           AMBAC

                   3,000   State Turnpike Authority, Economic                                                                 3,328
                           Development, Road Revenue,
                           Revitalization Project, 5.50%, 7/1/08,
                           AMBAC

                   1,000   State Turnpike Authority, Economic                                                                 1,144
                           Development, Road Revenue,
                           Revitalization Project, 6.50%, 7/1/08,
                           AMBAC

                   2,000   State Turnpike Authority, Economic                                                                 2,247
                           Development, Road Revenue,
                           Revitalization Project, 5.50%, 7/1/09,
                           AMBAC

                   1,000   State Turnpike Authority, Economic                                                                   840
                           Development, Road Revenue,
                           Revitalization Project, 0.00%, 1/1/10,
                           FGIC

                   1,935   State Turnpike Authority, Economic                                                                 2,032
                           Development, Road Revenue,
                           Revitalization Project, 5.63%, 7/1/10,
                           Prerefunded 7/1/05 @ 102, AMBAC

                     665   State Turnpike Authority, Economic                                                                   697
                           Development, Road Revenue,
                           Revitalization Project, 5.63%, 7/1/10,
                           Callable 7/1/05 @ 102, AMBAC

                     125   State Turnpike Authority, Economic                                                                   131
                           Development, Road Revenue,
                           Revitalization Project, 5.75%, 7/1/11,
                           Callable 7/1/05 @ 102, AMBAC

                     375   State Turnpike Authority, Economic                                                                   394
                           Development, Road Revenue,
                           Revitalization Project, 5.75%, 7/1/11,
                           Prerefunded 7/1/05 @ 102, AMBAC

                   1,000   State Turnpike Authority, Economic                                                                 1,140
                           Development, Road Revenue,
                           Revitalization Project Series A, 5.50%,
                           7/1/11

                      80   State Turnpike Authority, Resource                                                                    85
                           Recovery Revenue, 6.13%, 7/1/07

                     245   State Turnpike Authority, Resource                                                                   268
                           Recovery Revenue, 6.63%, 7/1/08,
                           ETM

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                      95   State Turnpike Authority, Toll Road                                                                  103
                           Revenue, 6.13%, 7/1/08, ETM                                                                    ---------
                                                                                                                            100,690
                                                                                                                          ---------

Louisiana (3.4%):

                     860   Housing Finance Agency, Single                                                                       935
                           Family Mortgage Revenue, Series
                           A-1, 6.65%, 6/1/15, Callable 12/1/07
                           @ 104, GNMA/FNMA

                   4,300   New Orleans, Home Mortgage                                                                         2,721
                           Authority, Single Family Mortgage
                           Revenue, Series A, 0.00%, 10/1/15,
                           MBIA

                   1,000   Public Facilities Authority,                                                                         483
                           Multi-Family Housing Revenue, Series                                                           ---------
                           B, 0.00%, 12/1/19, ETM
                                                                                                                              4,139
                                                                                                                          ---------

Puerto Rico (2.6%):

                   2,000   Commonwealth Highway &                                                                             1,202
                           Transportation Authority,
                           Transportation Revenue, Series A,
                           0.00%, 7/1/17, AMBAC

                   1,000   Commonwealth Highway and                                                                           1,098
                           Transportation Authority, Highway
                           Revenue, Series AA, 5.00%, 7/1/26,
                           Callable 7/1/10, @ 100, FSA

                   1,480   GO, Unlimited, 0.00%, 7/1/17,                                                                        890
                           MBIA                                                                                           ---------
                                                                                                                              3,190
                                                                                                                          ---------

Texas (1.5%):

                   1,000   Central Housing Finance Corp.,                                                                       599
                           Single Family Mortgage Revenue,
                           Series A, 0.00%, 9/1/16, ETM

                   1,850   Port Arthur Housing Finance Corp.,                                                                 1,194
                           Single Family Mortgage Revenue,                                                                ---------
                           0.00%, 3/1/15

                                                                                                                              1,793
                                                                                                                          ---------
TOTAL MUNICIPAL BONDS                                                                                                       117,535
                                                                                                                          ---------

INVESTMENT COMPANIES (2.1%):

                   2,494   Blackrock Provident Institutional                                                                  2,494
                           Funds, Tax-Free Money Market Fund

                      12   One Group Municipal Money Market                                                                      12
                           Fund, Class I (b)                                                                              ---------
TOTAL INVESTMENT COMPANIES                                                                                                    2,506
                                                                                                                          ---------

TOTAL (COST $110,541)(a)                                                                                                  $ 120,041
                                                                                                                          =========

-----------------

Percentages indicated are based on net assets of $121,014.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

Unrealized appreciation....................................                        $ 9,500
Unrealized depreciation....................................                              -
                                                                                   -------
Net unrealized appreciation (depreciation).................                        $ 9,500
                                                                                   =======

      Aggregate cost for federal income tax purposes differs from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

(b) Investment in affiliate.

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

ONE GROUP MUTUAL FUNDS

LOUISIANA MUNICIPAL BOND FUND

Schedule of Portfolio Investments                             September 30, 2004
(Amounts in thousands)
(Unaudited)

THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("THE LIST") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

        SHARES
          OR
       PRINCIPAL                         SECURITY
        AMOUNT                          DESCRIPTION                                                                         VALUE
        ------                          -----------                                                                         -----
MUNICIPAL BONDS (98.4%):
Louisiana (98.4%):

                   1,000   Alexandria Utilities, Revenue,                                                                 $   1,048
                           4.00%, 5/1/07, AMBAC

                   1,230   Ascension Parish, Gravity Drain,                                                                   1,318
                           Sales & Use Tax Revenue, 5.50%,
                           12/1/08, Callable 12/1/06 @ 100,
                           FGIC

                   1,000   Calcasieu Parish Public                                                                            1,119
                           Transportation Authority, Student
                           Lease, Revenue, McNeese Student
                           Housing Project, 5.38%, 5/1/16,
                           Callable 5/1/11 @ 101, MBIA

                      10   East Baton Rouge Parish, Mortgage                                                                     10
                           Finance Authority, Revenue, Series
                           B, 5.30%, 10/1/14, GNMA

                   1,000   East Baton Rouge Parish, Public                                                                    1,117
                           Improvements, Sales & Use Tax
                           Revenue, Series A, 5.50%, 2/1/11,
                           FGIC

                   1,595   East Baton Rouge Parish, Public                                                                    1,782
                           Improvements, Sales & Use Tax
                           Revenue, Series A, 5.50%, 2/1/14,
                           FGIC

                   1,310   East Baton Rouge Parish, Sales &                                                                   1,456
                           Use Tax Revenue, 5.50%, 2/1/15,
                           FGIC

                     500   East Baton Rouge Parish, Sales &                                                                     515
                           Use Tax Revenue, 5.90%, 2/1/16,
                           FGIC

                     500   East Baton Rouge Parish, Sales &                                                                     515
                           Use Tax Revenue, Series ST, 5.80%,
                           2/1/07, FGIC

                     845   East Baton Rouge Parish, Sales &                                                                     870
                           Use Tax Revenue, Series ST, 5.80%,
                           2/1/08, FGIC

                     910   East Baton Rouge Parish, Sales &                                                                     936
                           Use Tax Revenue, Series ST, 5.80%,
                           2/1/09, FGIC

                   3,000   Government Facilities Revenue,                                                                     3,383
                           5.25%, 12/1/18, AMBAC

                     755   Housing Finance Agency, Single                                                                       773
                           Family Mortgage Revenue, Series
                           B-2, AMT, 4.80%, 12/1/10, Callable
                           12/1/07 @ 101, GNMA/FNMA

                     230   Housing Finance Agency, Single                                                                       241
                           Family Mortgage Revenue, Series B,
                           6.00%, 6/1/15, GNMA/FNMA

                     165   Housing Finance Agency, Single                                                                       172
                           Family Mortgage Revenue, Series
                           D-2, AMT, 6.10%, 12/1/11, Callable
                           12/1/06 @ 102, GNMA/FNMA

                     120   Iberia Home Mortgage Authority,                                                                      120
                           Single Family Mortgage Revenue,
                           7.38%, 1/1/11, Callable 7/1/04 @
                           102

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                   2,000   Jefferson Parish, School Board                                                                     2,170
                           Sales & Use Tax Revenue, 5.00%,
                           2/1/08, MBIA

                   1,495   Jefferson Parish, School Board                                                                     1,671
                           Sales & Use Tax Revenue, 5.50%,
                           3/1/09, AMBAC

                   2,070   Jefferson Parish, School Board                                                                     1,783
                           Sales & Use Tax Revenue, 0.00%,
                           9/1/09, FSA

                   1,000   Lafayette Parish, Public                                                                           1,116
                           Improvement Sales Tax Revenue,
                           Series B, 5.35%, 3/1/13, Callable
                           3/1/09 @ 101.50, FGIC

                   1,195   Lafayette Parish, Public                                                                           1,339
                           Improvement Sales Tax Revenue,
                           Series B, 5.45%, 3/1/14, Callable
                           3/1/09 @ 101.50, FGIC

                   1,985   Lafayette Parish, Public                                                                           2,220
                           Improvement Sales Tax Revenue,
                           Series B, 5.60%, 3/1/17, Callable
                           3/1/09 @ 101.50, FGIC

                     350   New Orleans, GO, 5.85%, 11/1/09,                                                                     366
                           Prerefunded 11/1/05 @ 100, FGIC

                   1,815   New Orleans, GO, 0.00%, 9/1/17,                                                                    1,025
                           AMBAC

                     500   New Orleans, Home Mortgage, SO,                                                                      577
                           6.25%, 1/15/11, ETM

                   1,370   New Orleans, Sewer Service                                                                         1,476
                           Revenue, 4.50%, 6/1/09, FGIC

                   1,000   New Orleans, Sewer Service                                                                         1,123
                           Revenue, 5.38%, 6/1/14, Callable
                           6/1/10 @ 101, FGIC

                   1,000   New Orleans, Sewer Service                                                                         1,071
                           Revenue, 5.00%, 6/1/18, Callable
                           6/1/08 @ 101, MBIA

                   1,220   Office Facilities Corp., Revenue,                                                                  1,364
                           5.50%, 3/1/11, Callable 3/1/09 @ 101,
                           MBIA

                     555   Orleans Parish School Board,                                                                         634
                           Revenue, Public School Capital
                           Refinancing, 6.00%, 6/1/09, MBIA

                     250   Orleans Parish School District, GO,                                                                  258
                           5.30%, 9/1/10, Callable 9/1/05 @ 100,
                           MBIA

                   1,000   Orleans Parish School District, GO,                                                                1,064
                           Series A, 5.13%, 9/1/15, Callable
                           3/1/08 @ 100, FGIC

                   1,000   Ouachita Parish, Hospital Service                                                                  1,119
                           District #1, Health Care Revenue,
                           Glenwood Regional Medical Center,
                           5.70%, 5/15/16, Callable 5/15/10 @
                           100, FSA

                   1,000   Port New Orleans Board of                                                                          1,109
                           Commercial Facilities, Revenue,
                           5.50%, 4/1/10, AMBAC

                   1,675   Port New Orleans Board of                                                                          1,856
                           Commercial Facilities, Revenue,
                           5.63%, 4/1/14, Callable 4/1/11 @ 101,
                           AMBAC

                   1,475   Public Facilities Authority, Hospital                                                              1,680
                           Revenue, 5.50%, 7/1/12, FSA

                   7,000   Public Facilities Authority,                                                                       3,379
                           Multi-Family Housing Revenue, Series
                           B, 0.00%, 12/1/19, ETM

                   8,000   Public Facilities Authority,                                                                       3,918
                           Multi-Family Revenue, Series A,
                           0.00%, 2/1/20, ETM

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                      35   Public Facilities Authority, Revenue,                                                                 39
                           Alton Ochsner Medical Foundation,
                           5.75%, 5/15/11, MBIA

                   2,495   Public Facilities Authority, Revenue,                                                              2,802
                           Department of Public Safety, 5.50%,
                           8/1/18, Callable 8/1/11@ 100, FSA

                   1,000   Public Facilities Authority, Revenue,                                                              1,071
                           Dillard University, 5.00%, 2/1/18,
                           Callable 2/10/08 @ 102, AMBAC

                   2,025   Public Facilities Authority, Revenue,                                                              2,254
                           Loyola University, 5.63%, 10/1/10,
                           Callable 10/1/07 @ 102, MBIA

                     350   Public Facilities Authority, Revenue,                                                                378
                           Pendelton Memorial Methodist
                           Hospital, 5.00%, 6/1/08

                     735   Public Facilities Authority, Revenue,                                                                802
                           Tulane University, 5.55%, 10/1/07,
                           Callable 10/1/06 @ 102, AMBAC

                   1,605   Public Facilities Authority, Revenue,                                                              1,757
                           Tulane University, 5.75%, 10/1/09,
                           Callable 10/1/06 @ 102, AMBAC

                     730   Public Facilities Authority, Revenue,                                                                747
                           Women's Hospital Foundation,
                           5.40%, 10/1/05, Callable 10/1/04 @
                           102, FGIC

                   1,715   Public Facilities Authority, Revenue,                                                              1,754
                           Women's Hospital Foundation,
                           5.50%, 10/1/06, Callable 10/1/04 @
                           102, FGIC

                     500   Public Facilities Authority, Revenue,                                                                576
                           Women's Hospital Foundation,
                           6.00%, 10/1/10, FSA

                   2,000   Public Facilities Authority, Revenue,                                                              2,193
                           Xavier University of Louisiana,
                           5.13%, 9/1/12, Callable 9/1/07 @ 102,
                           MBIA

                   1,000   Shreveport, Certificates of                                                                        1,119
                           Indebtedness, Revenue, Series A,
                           5.25%, 10/1/10, AMBAC

                   1,000   Shreveport, Certificates of                                                                        1,132
                           Indebtedness, Revenue, Series A,
                           5.50%, 10/1/12, AMBAC

                   1,000   Shreveport, Certificates of                                                                        1,083
                           Indebtedness, Revenue, Series A,
                           5.00%, 10/1/16, AMBAC

                   1,000   South Port Community, Port                                                                         1,057
                           Revenue, Cargill, Inc. Project, 5.85%,
                           4/1/17, Callable 4/1/07 @ 102

                   1,000   St. Charles Parish, Public                                                                         1,069
                           Improvements, Sales Tax Revenue,
                           4.25%, 11/1/09, MBIA

                   1,215   St. Charles Parish, School District                                                                1,333
                           #1, GO, 5.00%, 3/1/09, FGIC

                   1,225   St. Tammany Parish, Public Trust                                                                   1,253
                           Finance Authority Revenue,
                           Christwood Project, 5.25%, 11/15/08
                           (c)

                   1,680   St. Tammany Parish, School District                                                                1,772
                           #12, GO, 4.00%, 4/1/08, FSA

                   1,000   St. Tammany Parish, School District                                                                1,056
                           #12, GO, 4.00%, 4/1/09, FSA

                     485   St. Tammany Parish, School District                                                                  539
                           #12, 5.00%, 3/1/15

                   1,000   Stadium & Exposition District                                                                      1,100
                           Revenue, 5.25%, 7/1/16, Callable
                           7/1/09 @ 102, FGIC

                   1,650   Stadium & Exposition District, Hotel                                                               1,688

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                           Occupancy Tax & Stadium Revenue,
                           Series A, 5.65%, 7/1/07, Callable
                           7/1/04 @ 102, FGIC

                   1,500   State Energy & Power Authority,                                                                    1,743
                           Power Project Revenue, 5.75%,
                           1/1/13, FSA

                   1,300   State Military Department, 5.25%,                                                                  1,369
                           12/1/18

                     500   State Miscellaneous Taxes, GO,                                                                       559
                           Refunding, Series A, 5.70%, 8/1/08,
                           MBIA

                   2,000   State Office Facilities, Corporate                                                                 2,236
                           Lease Revenue, Capitol Complex
                           Project, Series A, 5.50%, 3/1/13,
                           Callable 3/1/09 @ 101, MBIA

                   2,055   State Office Facilities, Corporate                                                                 2,323
                           Lease Revenue, Capitol Complex
                           Project, 5.50%, 5/1/15, Callable 5/1/11
                           @ 101, AMBAC

                   1,650   State Office Facilities, Corporate                                                                 1,785
                           Lease Revenue, Capitol Complex
                           Project, Series A, 5.13%, 3/1/16,
                           Callable 3/1/09 @ 101, MBIA

                   1,000   State Office Facilities, Corporate                                                                 1,099
                           Lease Revenue, Capitol Complex
                           Project, Series A, 5.38%, 3/1/19,
                           Callable 3/1/09 @ 101, MBIA

                   1,000   State Offshore Terminal Authority,                                                                 1,045
                           Deepwater Port Revenue, 4.38%,
                           10/1/20, Putable 6/1/07 @ 100

                   1,580   State University, Agricultural &                                                                   1,718
                           Mechanical College, Revenue, 6.00%,
                           7/1/07, Callable 7/1/06 @ 102, MBIA

                   1,120   State University, Agricultural &                                                                   1,208
                           Mechanical College, Revenue, 5.50%,
                           7/1/13, Callable 7/1/06 @ 102, MBIA

                     400   State, GO, 5.38%, 8/1/05, MBIA                                                                       412

                     250   State, GO, 5.60%, 8/1/08, MBIA                                                                       279

                   2,000   State, GO, Series A, 6.50%, 4/15/06,                                                               2,141
                           FGIC

                     750   State, GO, Series A, 5.60%, 5/15/07,                                                                 783
                           MBIA

                     250   State, GO, Series A, 5.70%, 5/15/08,                                                                 261
                           MBIA

                   1,730   State, GO, Series A, 5.50%,                                                                        1,933
                           11/15/08, FGIC

                   1,000   State, GO, Series A, 5.00%, 4/1/09,                                                                1,099
                           FGIC

                   2,875   State, GO, Series A, 5.80%, 8/1/10,                                                                3,309
                           MBIA

                   1,500   State, GO, Series A, 5.25%,                                                                        1,676
                           11/15/11, FGIC

                   1,000   State, GO, Series A, 5.50%, 5/15/15,                                                               1,124
                           FGIC

                   1,500   State, GO, Series A, 5.25%,                                                                        1,659
                           11/15/17, FGIC

                   3,500   State, GO, Series B, 5.63%, 8/1/13,                                                                4,065
                           MBIA

                   1,085   Tangipahoa Parish, School Board                                                                    1,222
                           Revenue, 5.50%, 3/1/13, Callable                                                               ---------
                           3/1/11 @ 100, AMBAC

                                                                                                                            111,315
                                                                                                                          ---------

TOTAL MUNICIPAL BONDS                                                                                                       111,315
                                                                                                                          ---------

INVESTMENT COMPANIES  (0.8%):

                     877   Blackrock Provident Institutional                                                                    877

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                           Funds, Tax-Free Money Market Fund

                       8   One Group Municipal Money Market                                                                       8
                           Fund, Class I (b)                                                                              ---------

TOTAL INVESTMENT COMPANIES                                                                                                      885
                                                                                                                          ---------

TOTAL (COST $102,768)(a)                                                                                                  $ 112,200
                                                                                                                          =========

------------

Percentages indicated are based on net assets of $113,113.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

Unrealized appreciation ............................            $ 9,433
Unrealized depreciation ............................            $    (1)
                                                                -------
Net unrealized appreciation (depreciation) .........            $ 9,432
                                                                =======

      Aggregate cost for federal income tax purposes differs from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

(b)   Investment in affiliate.

(c) Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees.

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

ONE GROUP MUTUAL FUNDS

MICHIGAN MUNICIPAL BOND FUND

Schedule of Portfolio Investments                             September 30, 2004
(Amounts in thousands)
(Unaudited)

THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("THE LIST") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

        SHARES
          OR
       PRINCIPAL                         SECURITY
        AMOUNT                          DESCRIPTION                                                                         VALUE
        ------                          -----------                                                                         -----
MUNICIPAL BONDS (97.7%):
Colorado (0.5%):
                   3,000   E-470 Public Highway Authority,                                                                $   1,500
                           Revenue, 0.00%, 9/1/19, MBIA                                                                   ---------
Michigan (95.9%):
                   2,500   Battle Creek, Tax Increment, 5.00%,                                                                2,652
                           5/1/16, Callable 5/1/08 @ 100, MBIA

                   1,625   Brighton Township Sanitation &                                                                     1,758
                           Sewage Drainage District, GO, 5.25%,
                           10/1/16, Callable 4/1/09 @ 100,
                           FSA

                   1,475   Caledonia Community Schools, GO,                                                                   1,667
                           5.75%, 5/1/13, Q-SBLF

                   4,500   Caledonia Community Schools, GO,                                                                   4,930
                           5.85%, 5/1/22, Prerefunded 5/1/07 @
                           100, MBIA

                   1,250   Central Montcalm Public Schools,                                                                   1,403
                           GO, 5.90%, 5/1/19, Callable 5/1/09 @
                           100, MBIA

                   1,380   Charles Stewart Mott Community                                                                     1,539
                           College, Building and Improvement,
                           GO, 5.40%, 5/1/14, Callable 5/1/10 @
                           100, FGIC

                   1,775   Charles Stewart Mott Community                                                                     1,979
                           College, Building and Improvement,
                           GO, 5.50%, 5/1/16, Callable 5/1/10 @
                           100, FGIC

                   1,235   Charlevoix Public School District,                                                                 1,399
                           GO, 5.75%, 5/1/20, Callable 5/1/09 @
                           100, FSA

                   1,150   Charlotte Public School District, GO,                                                              1,245
                           5.25%, 5/1/16, Callable 5/1/09 @
                           100, Q-SBLF

                   1,075   Chelsea Economic Development                                                                       1,077
                           Corp., Revenue, 5.40%, 11/15/18,
                           Callable 11/15/08 @ 101

                   2,000   Chelsea Economic Development                                                                       1,852
                           Corp., Revenue, 5.40%, 11/15/27,
                           Callable 11/15/08 @ 101

                   1,730   Chippewa County Hospital Finance,                                                                  1,738
                           Revenue, 5.63%, 11/1/14, Callable
                           11/1/07 @ 102

                   2,500   Chippewa Hills School District, GO,                                                                2,718
                           5.30%, 5/1/19, Callable 5/1/09 @ 100,
                           FGIC

                   1,000   Chippewa Valley School District,                                                                   1,102
                           GO, 5.00%, 5/1/10, Q-SBLF

                   5,000   Clarkston Community Schools, GO,                                                                   5,171
                           5.75%, 5/1/16, Prerefunded 5/1/05 @
                           101, FGIC

                   4,090   Clarkston Community Schools, GO,                                                                   4,338
                           5.00%, 5/1/15, Callable 5/1/08 @ 100,
                           AMBAC

                   2,580   Clarkston Community Schools, GO,                                                                   2,743
                           5.05%, 5/1/16, Callable 5/1/08 @ 100,
                           AMBAC

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                     430   Dearborn, Economic Development                                                                       447
                           Corp., Hospital Revenue, Oakwood
                           Obligation Group, Series A, 5.25%,
                           11/15/05, FGIC

                   1,690   Dearborn, Economic Development                                                                     1,778
                           Corp., Hospital Revenue, Oakwood
                           Obligation Group, Series A, 5.60%,
                           11/15/08, Callable 11/15/05 @ 102,
                           FGIC

                   1,560   Dearborn, Economic Development                                                                     1,652
                           Corp., Hospital Revenue, Oakwood
                           Obligation Group, Series A, 5.60%,
                           11/15/09, Callable 11/15/05 @ 102,
                           FGIC

                   3,850   Detroit, Local Development Finance                                                                 3,958
                           Authority, Tax Increment, Series A,
                           5.38%, 5/1/18, Callable 5/1/07 @
                           101.50

                   2,570   Detroit, Series A, GO, 5.25%,                                                                      2,844
                           4/1/13, Callable 4/1/09 @ 101, FSA

                   1,500   Detroit, Series A-1, GO, 5.38%,                                                                    1,676
                           4/1/16, Callable 10/1/11 @ 100,
                           MBIA

                   2,000   Detroit, Sewage Disposal System,                                                                   2,308
                           Revenue, Series B, 6.00%, 7/1/10,
                           MBIA

                   5,000   Detroit, Sewage Disposal System,                                                                   3,544
                           Revenue, 0.00%, 7/1/13, FGIC

                   1,500   Detroit, Sewage Disposal System,                                                                     860
                           Revenue, Series A, 0.00%, 7/1/17,
                           FGIC

                   1,800   Detroit, Wayne County Stadium                                                                      1,955
                           Authority, Revenue, Public
                           Improvements, 5.50%, 2/1/17,
                           Callable 2/1/07 @ 102, FGIC

                   2,075   East Grand Rapids Public School                                                                    2,247
                           District, GO, 5.00%, 5/1/18, Callable
                           5/1/14 @ 100, FSA

                   2,580   East Lansing School District, School                                                               2,925
                           Building and Site, GO, 5.75%, 5/1/15,
                           Q-SBLF

                   1,000   East Lansing School District, School                                                               1,104
                           Building and Site, GO, 5.40%, 5/1/18,
                           Q-SBLF

                   1,985   Eastern Michigan University,                                                                       2,219
                           Revenue, Reference General, Series
                           A, 5.80%, 6/1/08, FGIC

                   1,645   Ecorse Public School District, GO,                                                                 1,809
                           5.50%, 5/1/17, Callable 5/1/08 @ 101,
                           FGIC

                   1,105   Emmet County Building Authority,                                                                   1,209
                           GO, 5.00%, 5/1/15, Callable 5/1/13 @
                           100, AMBAC

                   4,675   Farmington Public School District,                                                                 4,941
                           GO, 5.10%, 5/1/16, Callable 5/1/07 @
                           100, Q-SBLF

                   1,000   Ferndale School District, GO, 5.50%,                                                               1,033
                           5/1/11, Callable 5/1/05 @ 101,
                           FGIC

                   2,500   Ferris State University, Revenue,                                                                  2,751
                           5.75%, 10/1/17, Prerefunded 4/1/07 @
                           101, AMBAC

                   5,000   Ferris State University, Revenue,                                                                  5,513
                           5.85%, 10/1/22, Prerefunded 4/1/07 @
                           101, AMBAC

                   2,000   Forest Hills Public Schools, GO,                                                                   2,191
                           5.25%, 5/1/19

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                   1,000   Grand Blanc Community Schools,                                                                     1,103
                           5.00%, 5/1/15, Callable 5/1/14 @ 100,
                           FSA

                   3,000   Grand Haven Electric, Revenue,                                                                     3,301
                           5.25%, 7/1/08, MBIA

                   1,370   Grand Rapids Building Authority,                                                                   1,558
                           GO, 5.75%, 8/1/13, Callable 8/1/10 @
                           100, AMBAC

                   1,500   Grand Rapids Water Supply,                                                                         1,701
                           Revenue, 5.75%, 1/1/16, FGIC

                   2,000   Harper Creek County School                                                                         2,245
                           District, GO, 5.50%, 5/1/15, Callable
                           5/1/11 @ 100, Q-SBLF

                   2,660   Hartland School District, GO, 5.38%,                                                               2,956
                           5/1/16, Q-SBLF

                   1,155   Higher Education Facilities Authority,                                                             1,245
                           Revenue, Calvin College Project,
                           5.50%, 12/1/12, Callable 12/1/10 @
                           100 (c)

                   1,240   Higher Education Facilities Authority,                                                             1,396
                           Revenue, Kettering University
                           Project, 5.50%, 9/1/19, Callable 9/1/11
                           @ 100, AMBAC

                   1,500   Higher Education Student Loan                                                                      1,552
                           Authority, Revenue, Student Loan,
                           Series XVII-F, AMT, 4.20%, 3/1/09,
                           AMBAC

                   1,200   Higher Education Student Loan                                                                      1,301
                           Authority, Revenue, Student Loan,
                           Series XII-T, AMT, 5.30%, 9/1/10,
                           AMBAC

                   1,000   Higher Education Student Loan                                                                      1,044
                           Authority, Revenue, Student Loan,
                           Series XVII-A, AMT, 5.75%, 6/1/13,
                           Callable 6/1/06 @ 102, AMBAC

                   1,600   Howell Public Schools, School                                                                      1,751
                           Building and Site, GO, 5.00%, 5/1/15,
                           Callable 11/1/13 @ 100, Q-SBLF

                   1,500   Huron Valley School District, GO,                                                                  1,580
                           4.00%, 5/1/08, Q-SBLF

                   1,000   Huron Valley School District, GO,                                                                  1,096
                           5.88%, 5/1/16, Prerefunded 5/1/07 @
                           100, FGIC

                   1,620   Jackson Downtown Development,                                                                        985
                           GO, 0.00%, 6/1/16, FSA

                   1,710   Jackson Downtown Development,                                                                        983
                           GO, 0.00%, 6/1/17, FSA

                   2,060   Jackson Downtown Development,                                                                      1,120
                           GO, 0.00%, 6/1/18, FSA

                   1,200   Jackson Downtown Development,                                                                        618
                           GO, 0.00%, 6/1/19, FSA

                   1,130   Jackson Public Schools, GO, 5.60%,                                                                 1,285
                           5/1/15, Callable 5/1/10 @ 100,
                           FGIC

                   1,405   Jackson Public Schools, GO, 5.65%,                                                                 1,602
                           5/1/16, Callable 5/1/10 @ 100,
                           FGIC

                   1,620   Jackson Public Schools, School                                                                     1,754
                           Building and Site, GO, 5.00%, 5/1/18,
                           Callable 5/1/14 @ 100, FSA

                   1,390   Jenison Public Schools, GO, 5.25%,                                                                 1,581
                           5/1/15, FGIC

                   3,685   Lake Orion Community School                                                                        3,812
                           District, GO, 6.00%, 5/1/10, Callable
                           5/1/05 @ 101, AMBAC

                   1,790   Lake Orion Community School                                                                        2,050
                           District, GO, 5.75%, 5/1/15, Callable

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                           5/1/10 @ 100, FSA

                   1,000   Lansing Building Authority, GO,                                                                    1,000
                           6.00%, 6/1/05, AMBAC

                   1,490   Lansing Community College, GO,                                                                     1,572
                           4.00%, 5/1/08, FGIC

                   1,250   Lansing Community College, GO,                                                                     1,337
                           5.00%, 5/1/19, Callable 5/1/13 @ 100,
                           MBIA

                   1,000   Lincoln Park School District, GO,                                                                  1,046
                           5.00%, 5/1/20, Callable 5/1/07 @ 100,
                           FGIC

                   1,330   Livingston County Building                                                                         1,475
                           Authority, GO, 5.80%, 7/1/08

                   5,000   Lowell Area School District, GO,                                                                   3,398
                           0.00%, 5/1/14, FGIC

                   1,425   Lowell Area School District, GO,                                                                     872
                           0.00%, 5/1/16, FGIC

                   1,670   Madison Public Schools, GO, 5.13%,                                                                 1,797
                           5/1/18, Callable 5/1/09 @ 100,
                           FGIC

                   1,400   Marquette Board Light & Power,                                                                     1,415
                           Revenue, Series A, 3.30%, 7/1/06,
                           Callable 7/1/05 @ 100, AMBAC

                   1,175   Mason Public School District, GO,                                                                  1,219
                           5.40%, 5/1/09, Callable 5/1/05 @
                           101.50, FGIC

                   2,750   Mount Pleasant School District, GO,                                                                2,968
                           5.30%, 5/1/17, Callable 5/1/08 @ 100,
                           AMBAC

                   2,900   Municipal Bond Authority, Revenue,                                                                 3,247
                           School Loan, 5.25%, 12/1/12,
                           Prerefunded 12/1/08 @ 101

                   1,350   Municipal Bond Authority, Revenue,                                                                 1,512
                           School Loan, 5.25%, 12/1/13,
                           Prerefunded 12/1/08 @ 101

                   1,500   Municipal Bond Authority, Revenue,                                                                 1,541
                           Local Government Loan Program,
                           Series A, 6.00%, 12/1/13, Callable
                           12/1/04 @ 102, FGIC

                   2,500   Municipal Bond Authority, Revenue,                                                                 2,920
                           Clean Water Revolving Fund, 5.88%,
                           10/1/14, Prerefunded 10/1/10 @ 101

                   1,000   Municipal Bond Authority, Revenue,                                                                 1,151
                           Clean Water Revolving Fund, 5.75%,
                           10/1/15, Prerefunded 10/1/09 @ 101

                   1,250   Municipal Bond Authority, Revenue,                                                                 1,424
                           Clean Water Revolving Fund, 5.50%,
                           10/1/17, Prerefunded 10/1/09 @ 101

                   2,500   Municipal Bond Authority, Revenue,                                                                 2,848
                           Drinking Water Revolving Fund,
                           5.50%, 10/1/17, Prerefunded 10/1/09
                           @ 101

                   2,000   Municipal Bond Authority, Revenue,                                                                 2,278
                           Clean Water Revolving Fund, 5.50%,
                           10/1/19

                   1,250   Municipal Bond Authority, Revenue,                                                                 1,361
                           Drinking Water Revolving Fund,
                           5.00%, 10/1/18, Callable 10/1/14 @
                           100

                   1,055   Municipal Bond Authority, Revenue,                                                                 1,154
                           Local Government Loan Program,
                           Series 4-A, 5.00%, 5/1/16, Callable
                           5/1/14 @ 100, AMBAC

                   1,065   Northwestern Community College,                                                                    1,193
                           GO, 5.60%, 4/1/16, Callable 10/1/09
                           @ 100, FGIC

                   1,500   Novi County, Street & Reference,                                                                   1,655

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                           5.00%, 10/1/09, FSA

                   2,500   Oakland County Economic                                                                            2,685
                           Development Corp., Revenue,
                           Cranbrook Educational Community,
                           5.00%, 11/1/17, Callable 11/1/08 @
                           101

                   2,050   Oakland County Economic                                                                            2,278
                           Development Corp., Revenue,
                           Cranbrook Educational Community,
                           5.63%, 6/1/19, Callable 6/1/07 @102,
                           First of America Bank

                   1,670   Oakland University, Revenue,                                                                       1,842
                           5.25%, 5/15/19, Callable 5/15/14 @
                           100, AMBAC

                   1,200   Paw Paw Public School District, GO,                                                                1,362
                           6.50%, 5/1/09, FGIC

                   1,680   Pellston Public School District, GO,                                                                 552
                           0.00%, 5/1/22, Prerefunded 5/1/07 @
                           34.88, FSA

                   1,000   Port Huron, GO, Series A, 5.25%,                                                                   1,094
                           10/1/19, Callable 10/1/08 @ 101,
                           MBIA

                   1,570   Public Power Agency, Revenue,                                                                      1,652
                           Campbell Project, Series A, 4.00%,
                           1/1/10, AMBAC

                   1,245   Public Power Agency, Revenue,                                                                      1,392
                           Combustion Turbine #1 Project, Series
                           A, 5.25%, 1/1/14, Callable 1/1/12 @
                           100, AMBAC

                   7,315   Rochester Community School                                                                         7,903
                           District, GO, 5.25%, 5/1/15, Callable
                           5/1/07 @ 100, MBIA

                   7,015   Rochester Community School                                                                         7,589
                           District, GO, 5.30%, 5/1/17, Callable
                           5/1/07 @ 100, MBIA

                   1,000   Rochester Community School                                                                         1,092
                           District, GO, 5.00%, 5/1/19, MBIA

                   1,375   South Lyon Community School                                                                        1,524
                           District, GO, 5.25%, 5/1/17, Callable
                           11/1/12 @ 100, FGIC

                   1,085   South Macomb Disposal Authority,                                                                   1,213
                           Revenue, 5.38%, 9/1/13, Callable
                           9/1/10 @ 100, AMBAC

                   1,590   South Macomb Disposal Authority,                                                                   1,755
                           Revenue, 5.38%, 9/1/15, Callable
                           9/1/10 @ 100, AMBAC

                   1,175   Southfield Building Authority, GO,                                                                 1,292
                           5.30%, 5/1/17, MBIA

                   1,100   Southfield Public Schools, School                                                                  1,224
                           Building and Site, Series B, GO,
                           5.13%, 5/1/15, Callable 5/1/14 @ 100,
                           FSA

                   2,000   Southfield Public Schools, School                                                                  2,166
                           Building and Site, Series B, GO,
                           5.13%, 5/1/20, Callable 5/1/14 @ 100,
                           FSA

                   1,300   Southgate Community School                                                                         1,473
                           District, GO, 5.75%, 5/1/10, Callable
                           5/1/09 @ 100, FGIC

                   2,085   Southgate Community School                                                                         2,230
                           District, GO, 5.00%, 5/1/16, Callable
                           5/1/09 @ 100, FGIC

                   1,765   St. John's Public Schools, GO,                                                                     1,872
                           5.00%, 5/1/16, Callable 5/1/08 @ 100,
                           FGIC

                   1,500   State Building Authority, Revenue,                                                                 1,705
                           Facilities Program, Series I, 5.50%,

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                           10/15/10, FSA

                   2,675   State Building Authority, Revenue,                                                                 2,960
                           Facilities Program, Series I, 5.25%,
                           10/15/11, Callable 10/15/09 @ 100

                   1,250   State Building Authority, Revenue,                                                                 1,396
                           Facilities Program, Series I, 5.25%,
                           10/15/15, Callable 10/15/13 @ 100

                   2,000   State Certificates of Participation,                                                               2,224
                           5.50%, 6/1/18, Callable 6/1/10 @ 100,
                           AMBAC

                   1,000   State Hospital Finance Authority,                                                                  1,073
                           Revenue, Sparrow Obligation Group,
                           5.25%, 11/15/07

                   1,000   State Hospital Finance Authority,                                                                  1,063
                           Revenue, Mercy Health Services,
                           Series R, 5.38%, 8/15/16, Callable
                           8/15/06 @ 101, AMBAC

                   3,795   State Hospital Finance Authority,                                                                  4,186
                           Revenue, Mercy Health Services,
                           Series U, 5.63%, 8/15/16, Callable
                           8/15/07 @ 101

                   6,875   State Hospital Finance Authority,                                                                  7,513
                           Revenue, Mercy Health Services,
                           Series W, 5.25%, 8/15/17, Callable
                           8/15/07 @ 101, FSA

                   2,590   State Hospital Finance Authority,                                                                  2,706
                           Revenue, Port Huron Hospital
                           Obligation, 5.38%, 7/1/12, Callable
                           7/1/05 @ 102, FSA

                     590   State Housing Development                                                                            624
                           Authority, Revenue, Series D, 5.95%,
                           12/1/16, Callable 12/1/06 @ 102

                   1,170   State Strategic Fund, Revenue,                                                                     1,541
                           College of Detroit Fund, 7.00%,
                           5/1/21, AMBAC

                   1,340   State Trunk Line, Revenue, Series                                                                  1,469
                           A, 5.00%, 11/1/08

                   1,000   State Trunk Line, Revenue, 5.25%,                                                                  1,140
                           11/1/20, FSA

                   1,490   State, Clean Water Revenue, GO,                                                                    1,687
                           5.25%, 12/1/11

                     470   State, GO, 5.40%, 11/1/19, Callable                                                                  492
                           11/1/05 @ 101

                     985   State, GO, 5.40%, 11/1/19,                                                                         1,034
                           Prerefunded 11/1/05 @ 101

                   1,565   Tawas City Hospital Finance                                                                        1,700
                           Authority, Revenue, St. Joseph,
                           Series A, 5.60%, 2/15/13, Callable
                           2/15/08 @ 102, Radian

                   1,030   Tecumseh Public Schools, GO,                                                                       1,138
                           5.40%, 5/1/17, Q-SBLF

                   1,000   University of Michigan, Hospital                                                                   1,097
                           Revenue, 5.00%, 12/1/10

                   6,000   University of Michigan, Revenue,                                                                   6,442
                           Series A-1, 5.25%, 12/1/10, Callable
                           6/1/08 @ 101

                   1,015   University of Michigan, Revenue,                                                                   1,051
                           Student Fees, Series A, 5.25%,
                           4/1/15, Callable 4/1/05 @ 102

                   2,000   Walled Lake Construction School                                                                    2,202
                           District, GO, 5.25%, 5/1/18, Q-SBLF

                   3,040   Wayland School District, GO,                                                                       3,254
                           5.10%, 5/1/12, Callable 5/1/07 @ 100,
                           FGIC

                   1,500   Wayne County, Charter Airport,                                                                     1,641
                           Revenue, 5.25%, 12/1/09, FGIC

                   1,275   Wayne County, Charter Airport,                                                                     1,401

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                           Revenue, Series B, 5.25%, 12/1/12,
                           Callable 12/1/08 @ 101, MBIA

                   1,175   Wayne County, Downriver System                                                                     1,273
                           Sewer Disposal, GO, Series B, 5.13%,
                           11/1/18, Callable 11/1/09 @ 100,
                           MBIA

                     215   Wayne State University, Revenue,                                                                     216
                           5.50%, 11/15/07, Callable 11/15/04 @
                           100, AMBAC

                   2,000   Wayne State University, Revenue,                                                                   2,242
                           5.38%, 11/15/14, Callable 11/15/09 @
                           101, FGIC

                   2,000   Wayne State University, Revenue,                                                                   2,200
                           5.25%, 11/15/19, Callable 11/15/09 @
                           101, FGIC

                   1,500   West Ottawa Public School District,                                                                1,580
                           School Building and Site, Series A,
                           4.00%, 5/1/08, Q-SBLF

                   1,205   Western Michigan University,                                                                       1,340
                           Revenue, 5.00%, 11/15/11, MBIA

                   1,500   Wyandotte Electric, Revenue,                                                                       1,557
                           4.00%, 10/1/11, Callable 10/1/08 @                                                             ---------
                           101, MBIA

                                                                                                                            275,614
                                                                                                                          ---------

Puerto Rico (1.3%):

                   2,195   Commonwealth, GO, 6.25%, 7/1/12,                                                                   2,649
                           MBIA

                     880   Commonwealth, GO, 5.75%, 7/1/17,                                                                     979
                           Callable 7/1/07 @ 101.50                                                                       ---------

                                                                                                                              3,628
                                                                                                                          ---------

TOTAL MUNICIPAL BONDS                                                                                                       280,742
                                                                                                                          ---------

INVESTMENT COMPANIES (0.5%):

                   1,437   Blackrock Provident Institutional                                                                  1,437
                           Funds, Tax-Free Money Market Fund

                       5   One Group Michigan Municipal                                                                           5
                           Money Market Fund, Class I (b)                                                                 ---------

TOTAL INVESTMENT COMPANIES                                                                                                    1,442
                                                                                                                          ---------

TOTAL (COST $259,341)(a)                                                                                                  $ 282,184
                                                                                                                          =========

------------

Percentages indicated are based on net assets of $287,318.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

Unrealized appreciation ............................          $ 22,980
Unrealized depreciation ............................              (137)
                                                              --------
Net unrealized appreciation (depreciation) .........          $ 22,843
                                                              ========

Aggregate cost for federal income tax purposes differs from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

(b)   Investment in affiliate.

(c) Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees.

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

ONE GROUP MUTUAL FUNDS

OHIO MUNICIPAL BOND FUND

Schedule of Portfolio Investments                             September 30, 2004
(Amounts in thousands)
(Unaudited)

THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("THE LIST") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

        SHARES
          OR
       PRINCIPAL                         SECURITY
        AMOUNT                          DESCRIPTION                                                                         VALUE
        ------                          -----------                                                                         -----
MUNICIPAL BONDS (98.7%):
Colorado (1.4%):

                   2,810   El Paso County, Single Family                                                                  $   1,810
                           Mortgage Revenue, Series A, 0.00%,
                           5/1/15, ETM

                   2,350   Housing Finance Authority, Single                                                                  1,571
                           Family Mortgage Revenue, 0.00%,                                                                ---------
                           9/1/14, ETM

                                                                                                                              3,381
                                                                                                                          ---------

Kansas (0.6%):

                   1,000   Kansas City, Single Family                                                                           666
                           Mortgage Revenue, Series 83A,
                           0.00%, 12/1/14, ETM

                   1,390   Saline County, Single Family                                                                         879
                           Mortgage Revenue, Series 83A,                                                                  ---------
                           0.00%, 12/1/15, ETM

                                                                                                                              1,545
                                                                                                                          ---------

Louisiana (0.4%):

                   1,685   Jefferson Parish Home Mortgage                                                                       973
                           Authority, Single Family Mortgage                                                               ---------
                           Revenue, 0.00%, 5/1/17

Missouri (0.5%):

                   1,000   State Health, Revenue, Series AA,                                                                  1,173
                           6.40%, 6/1/10, MBIA                                                                            ---------

Ohio (94.3%):

                   1,000   Adams County, School District, GO,                                                                 1,061
                            5.45%, 12/1/08, Callable 12/1/05 @
                           102, MBIA

                   1,100   Akron Refunding and Improvement,                                                                   1,223
                           GO, 5.00%, 12/1/10, MBIA

                   1,045   Akron Sewer Systems, Revenue,                                                                      1,088
                           5.30%, 12/1/05, MBIA

                   1,000   Akron Sewer Systems, Revenue,                                                                      1,084
                           5.65%, 12/1/08, Callable 12/1/06 @
                           101, MBIA

                   1,070   Akron Sewer Systems, Revenue,                                                                      1,232
                           5.50%, 12/1/12, FGIC

                   1,030   Akron Sewer Systems, Revenue,                                                                      1,180
                           5.38%, 12/1/13, FGIC

                   1,000   Avon Lake, City School District,                                                                   1,128
                           GO, 5.50%, 12/1/19, Callable 12/1/09
                           @ 102

                   1,280   Belmont County, Health Systems                                                                     1,363
                           Revenue, Regional Hospital, 5.25%,
                           1/1/08, ACA

                   1,000   Bowling Green State University,                                                                    1,140
                           General Receipts, Revenue, 5.75%,
                           6/1/15, Callable 6/1/10 @ 101, FGIC

                     725   Bowling Green State University,                                                                      775
                           Revenue, 5.65%, 6/1/11, Callable
                           6/1/06 @ 101, AMBAC

                   1,095   Butler County, Sewer Systems                                                                       1,221
                           Revenue, 5.25%, 12/1/14, Callable
                           12/1/09 @ 101, FGIC

                   1,250   Butler County, Transportation                                                                      1,355

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                           Revenue, Series A, 5.13%, 4/1/17,
                           Callable 4/1/08 @ 102, FSA

                   1,500   Cincinnati City School District, GO,                                                               1,682
                           5.38%, 12/1/17, Callable 12/1/11 @
                           100, MBIA

                   1,000   Cincinnati City School District,                                                                   1,064
                           Revenue, 4.50%, 6/1/07, FSA

                   2,975   Clermont County, Waterworks                                                                        3,309
                           Revenue, Clermont County Sewer
                           District, 5.25%, 8/1/16, Callable
                           8/1/13 @ 100, AMBAC

                   5,250   Cleveland Stadium Project,                                                                         4,078
                           Certificates of Participation,
                           Revenue, 0.00%, 11/15/11, AMBAC

                   2,500   Cleveland Waterworks, Water                                                                        2,738
                           Revenue, Series I, 5.25%, 1/1/11,
                           Callable 1/1/08 @ 101

                   2,200   Cleveland Waterworks, Water                                                                        2,474
                           Revenue, Series G, 5.50%, 1/1/13,
                           MBIA

                   1,000   Cleveland, Airport Systems                                                                         1,068
                           Revenue, Series A, AMT, 5.13%,
                           1/1/13, Callable 1/1/08 @ 101, FSA

                   1,000   Cleveland, Airport Systems                                                                         1,088
                           Revenue, Series A, 5.25%, 1/1/15,
                           Callable 1/1/10 @ 101, FSA

                   1,000   Cleveland, Airport Systems                                                                         1,088
                           Revenue, Series A, 5.25%, 1/1/18,
                           FSA

                   1,000   Cleveland, GO, 5.00%, 12/1/10,                                                                     1,112
                           MBIA

                   1,000   Cleveland, GO, 5.75%, 8/1/11,                                                                      1,157
                           MBIA

                   1,000   Cleveland, GO, 5.60%, 12/1/14,                                                                     1,140
                           Callable 12/1/11 @ 100, FGIC

                   2,000   Cleveland, Public Power System,                                                                    1,716
                           Power Revenue, 0.00%, 11/15/09,
                           MBIA

                   3,000   Cleveland, Public Power System,                                                                    2,339
                           Power Revenue, 0.00%, 11/15/11,
                           MBIA

                   1,220   Cleveland, Public Power System,                                                                    1,374
                           Power Revenue, 5.50%, 11/15/16,
                           Callable 11/15/11 @ 100, AMBAC

                   2,325   Cleveland, Stadium Project, 5.25%,                                                                 2,567
                           11/15/10, Callable 11/15/07 @ 102,
                           AMBAC

                     885   Cleveland-Cuyahoga County Port                                                                       921
                           Authority, Revenue, Port Cleveland
                           Bond Fund, Series A, 6.25%, 5/15/16,
                           Callable 5/15/15 @ 102

                     965   Cleveland-Cuyahoga County Port                                                                       960
                           Authority, Revenue, Capital
                           Improvements Project, Series A,
                           5.38%, 5/15/19, Callable 5/15/09 @
                           102, LOC: Fifth Third Bank

                   1,000   Columbus, Police-Fireman Disability,                                                               1,084
                           GO, 5.00%, 7/15/18, Callable 7/15/08
                           @ 101

                   1,000   Columbus, Sewer Improvements,                                                                      1,005
                           GO, 6.75%, 9/15/06, Callable 3/15/05
                           @ 100, ETM

                   1,500   Columbus, Sewer Revenue, 5.00%,                                                                    1,578
                           6/1/06

                   1,500   Cuyahoga County Capital                                                                            1,062
                           Appreciation Revenue, Series A,
                           0.00%, 10/1/13, MBIA

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                   1,000   Cuyahoga County Revenue, 6.00%,                                                                    1,124
                           1/1/20, Callable 7/1/13 @ 100

                   1,000   Cuyahoga County, Economic                                                                          1,100
                           Development Revenue, 5.30%,
                           12/1/29, Callable 12/1/09 @ 100,
                           LOC: KeyBank

                   2,000   Cuyahoga County, Health Care                                                                       1,940
                           Facilities Revenue, Benjamin Rose
                           Institute, 5.50%, 12/1/17, Callable
                           12/1/08 @ 101

                   2,250   Cuyahoga County, Hospital                                                                          2,389
                           Revenue, Series A, 5.50%, 1/15/10,
                           Callable 1/15/06 @ 102, MBIA

                   1,665   Cuyahoga County, Hospital                                                                          1,770
                           Revenue, 5.63%, 1/15/12, Callable
                           1/15/06 @ 102

                   1,000   Cuyahoga County, Hospital                                                                          1,081
                           Revenue, MetroHealth System,
                           Series A, 5.13%, 2/15/13, Callable
                           2/15/07 @ 102, MBIA

                   1,000   Cuyahoga County, Hospital                                                                          1,096
                           Revenue, W.O. Walker Center,
                           5.25%, 1/1/13, Callable 7/1/08 @ 101,
                           AMBAC

                     935   Cuyahoga County, Port Authority                                                                      972
                           Revenue, AMT, 6.50%, 11/15/21,
                           Callable 11/15/11 @ 102, LOC: Fifth
                           Third Bank
                   1,400   Cuyahoga County, Revenue,                                                                          1,601
                           6.00%, 1/1/17, Callable 7/1/13 @
                           100

                   1,500   Dayton City School District,                                                                       1,671
                           Construction and Improvement,
                           Series D, GO, 5.00%, 12/1/11, FGIC

                   1,265   Defiance, Waterworks System                                                                        1,430
                           Improvements, GO, 5.65%, 12/1/18,
                           Callable 12/1/08 @ 102, AMBAC

                   1,000   Delaware County, Sewer, GO,                                                                        1,055
                           5.60%, 12/1/10, Callable 12/1/05 @
                           101

                   1,125   Dublin City School District, GO,                                                                   1,218
                           4.50%, 12/1/10

                     435   Erie County, Hospital Revenue,                                                                       454
                           Series A, 4.50%, 8/15/07

                   1,000   Franklin County, Economic                                                                          1,069
                           Development Revenue, 5.70%, 6/1/10
                           (c)

                   1,500   Franklin County, Health Care                                                                       1,505
                           Facilities, Revenue, 5.50%, 11/1/16,
                           Callable 11/1/04 @ 100

                   1,000   Franklin County, Health Care                                                                       1,002
                           Facilities, Revenue, 5.50%, 7/1/17,
                           Callable 7/1/08 @ 101

                   1,290   Franklin County, Hospital Revenue,                                                                 1,375
                           Children's Hospital Project, 5.65%,
                           11/1/08, Callable 11/1/06 @ 101

                   1,065   Franklin County, Hospital Revenue,                                                                 1,131
                           Children's Hospital Project, 5.75%,
                           11/1/09, Callable 11/1/06 @ 101

                     800   Franklin County, Hospital Revenue,                                                                   847
                           Children's Hospital Project, 5.80%,
                           11/1/10, Callable 11/1/06 @ 101

                   1,260   Franklin County, Hospital Revenue,                                                                 1,390
                           Children's Hospital Project, 5.50%,
                           5/1/15, Callable 5/1/11 @ 101

                   1,250   Franklin County, Mortgage Revenue,                                                                 1,360
                           5.50%, 10/1/12, Callable 10/1/09 @

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                           101

                   1,000   Franklin County, Online Computer                                                                   1,082
                           Library Center, 5.00%, 4/15/09

                   2,000   Franklin County, Online Computer                                                                   2,098
                           Library Center, Series A, 5.00%,
                           10/1/16, Callable 10/1/08 @ 101

                   1,500   Greater Cleveland Regional                                                                         1,648
                           Transportation Authority, GO, 5.00%,
                           12/1/08, MBIA

                   1,000   Greater Cleveland Regional                                                                         1,088
                           Transportation Authority, GO, 5.60%,
                           12/1/11, Callable 12/1/06 @ 101,
                           FGIC

                   1,025   Hamilton County, Convention                                                                        1,116
                           Facility Authority Revenue, 5.00%,
                           12/1/17, Callable 6/1/14 @ 100,
                           FGIC

                   1,340   Hamilton County, GO, 4.75%,                                                                        1,420
                           12/1/06

                     505   Housing Finance Agency, Mortgage                                                                     519
                           Revenue, Series C, AMT, 4.15%,
                           9/1/06, GNMA

                     265   Housing Finance Agency, Mortgage                                                                     276
                           Revenue, Series D, AMT, 4.20%,
                           9/1/10

                     170   Housing Finance Agency, Mortgage                                                                     175
                           Revenue, Series A-1, 6.20%, 9/1/14,
                           GNMA

                   2,685   Housing Finance Agency, Single                                                                     1,625
                           Family Mortgage Revenue, 0.00%,
                           1/15/15, Prerefunded 7/15/13 @
                           86.08

                   1,000   Huron County, Correctional Facility,                                                               1,119
                           Issue I, GO, 5.70%, 12/1/11, Callable
                           12/1/07 @ 102, MBIA

                   2,535   Lakota School District, GO, 5.10%,                                                                 2,788
                           12/1/14, Callable 12/1/08 @ 101,
                           FGIC

                   1,930   London City School District, School                                                                2,164
                           Facilities Construction & Improvment,
                           5.25%, 12/1/12, Callable 12/1/11 @
                           100, FGIC

                   1,000   Lorain County, Hospital Revenue,                                                                   1,105
                           5.63%, 9/1/14, Callable 9/1/07 @ 102,
                           MBIA

                   1,000   Lorain County, Hospital Revenue,                                                                   1,039
                           Catholic Healthcare Partners, 6.00%,
                           9/1/05, MBIA

                   1,000   Lorain County, Hospital Revenue,                                                                   1,105
                           Catholic Healthcare Partners, 5.63%,
                           9/1/12, Callable 9/1/07 @ 102, MBIA

                     745   Lucas County Port Authority,                                                                         779
                           Development Revenue, Series E,
                           AMT, 6.10%, 11/15/10

                     925   Lucas County Port Authority,                                                                         983
                           Development Revenue, Series F,
                           AMT, 6.00%, 11/15/07

                   1,935   Lucas County Port Authority,                                                                       1,947
                           Revenue, 5.10%, 5/15/12, Callable
                           5/15/09 @ 102

                   1,000   Lucas County Port Authority,                                                                       1,089
                           Revenue, AMT, 6.13%, 11/15/09

                   1,000   Lucas County, Hospital Group                                                                       1,124
                           Revenue, 5.63%, 11/15/13, Callable
                           11/15/09 @ 101, AMBAC

                   1,000   Lucas County, Hospital Group                                                                       1,131
                           Revenue, 5.63%, 11/15/15, Callable

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                           11/15/09 @ 101, AMBAC

                   2,430   Lucas County, Multi-Family Housing                                                                 2,534
                           Revenue, 5.20%, 11/1/18, Callable
                           11/1/08 @ 102

                   2,700   Mahoning Valley Sanitation District,                                                               2,935
                           Revenue, 5.13%, 12/15/16, Callable
                           12/15/08 @ 101, FSA

                   2,500   Middleburg Heights, Hospital                                                                       2,818
                           Revenue, 5.70%, 8/15/10, Callable
                           8/15/08 @ 102, FSA

                   1,000   Middletown City School District,                                                                   1,082
                           School Improvement, GO, 5.00%,
                           12/1/18, Callable 12/1/13 @ 100,
                           FGIC

                   1,000   Minster Local School District, GO,                                                                 1,125
                           5.50%, 12/1/18, Callable 12/1/10 @
                           101, FSA

                   1,000   Montgomery County Hospital,                                                                        1,111
                           Grandview Hospital, Revenue, 5.35%,
                           12/1/08, Callable 12/1/07 @ 102,
                           ETM

                   1,575   Montgomery County Hospital,                                                                        1,794
                           Grandview Hospital, Revenue, 5.65%,
                           12/1/12, Prerefunded 12/1/09 @ 100

                   1,275   Montgomery County, Catholic                                                                        1,319
                           Health, Revenue, 4.00%, 9/1/06

                   1,750   Montgomery County, Catholic                                                                        1,844
                           Health, Revenue, 4.25%, 9/1/09

                     305   Montgomery County, Sisters of                                                                        306
                           Charity, Revenue, Series A, 6.50%,
                           5/15/08, Callable 5/15/05 @ 100,
                           MBIA

                   1,495   Newark, GO, 0.00%, 12/1/11, FGIC                                                                   1,162

                     625   Ohio Capital Corp., Multi-Family                                                                     626
                           Housing Revenue, Series M, 5.90%,
                           2/1/14, Callable 2/1/05 @ 100, FHA

                   1,000   Ohio State University, General                                                                     1,108
                           Receipts, 5.25%, 6/1/16

                   1,000   Ohio State University, General                                                                     1,129
                           Receipts, Revenue, 5.50%, 12/1/15,
                           Callable 12/1/09 @ 101

                     500   Olentangy Local School District, GO,                                                                 641
                           7.75%, 12/1/11, BIG

                     565   Olmsted Falls School District, GO,                                                                   582
                           6.85%, 12/15/11, FGIC

                   1,000   Plain Local School District, GO,                                                                   1,145
                           5.80%, 12/1/15, Callable 12/1/10 @
                           100, FGIC

                   2,600   Portage County, Revenue, Robinson                                                                  2,664
                           Memorial Hospital Project, 5.63%,
                           11/15/07, Callable 11/15/04 @ 102,
                           MBIA

                   1,160   Reading, Revenue, St. Mary's                                                                       1,273
                           Educational Institute, Asset Guaranty,
                           5.65%, 2/1/12, Callable 2/1/10 @
                           100

                   1,000   Reading, Revenue, St. Mary's                                                                       1,090
                           Educational Institute, Asset Guaranty,
                           5.70%, 2/1/13, Callable 2/1/10 @
                           100

                   1,000   Sandusky County, Hospital Facility                                                                 1,020
                           Revenue, Memorial Hospital, 5.10%,
                           1/1/09, Callable 1/1/08 @ 102

                     830   Shaker Heights City Schools, GO,                                                                     954
                           7.10%, 12/15/10

                   1,260   Southwest Licking Local School                                                                     1,490
                           District, GO, 5.75%, 12/1/14, FGIC

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                   1,710   Springfield County School District,                                                                1,264
                           GO, 0.00%, 12/1/12, AMBAC

                   1,435   State Air Quality Development                                                                      1,453
                           Authority, Revenue, 3.25%, 2/1/15

                   1,575   State Building Authority, Adult                                                                    1,626
                           Correction Facilities, Revenue,
                           5.00%, 10/1/05, FSA

                   1,000   State Building Authority, 5.00%,                                                                   1,107
                           4/1/11

                   1,450   State Building Authority, Adult                                                                    1,646
                           Corrections, 5.50%, 10/1/12, FSA

                   2,150   State Building Authority, Correctional                                                             2,396
                           Facilities Revenue, Series A, 5.25%,
                           10/1/09

                   1,000   State Building Authority, Highway                                                                  1,091
                           Safety Building Revenue, 5.38%,
                           10/1/09, Callable 4/1/07 @ 101,
                           AMBAC

                   2,480   State Building Authority, Revenue,                                                                 2,721
                           5.25%, 10/1/17, Callable 10/1/09 @
                           101

                   1,000   State Building Authority, State                                                                    1,047
                           Facilities Revenue, Project A, 5.00%,
                           4/1/06, FSA

                   2,000   State Building Authority, State                                                                    2,211
                           Facilities Revenue, Project B, 5.25%,
                           10/1/08, FSA

                   1,000   State Building Authority, State                                                                    1,020
                           Facilities Revenue, Series A, 5.75%,
                           10/1/06, Callable 10/1/04 @ 102,
                           MBIA

                   1,000   State Building Authority, State                                                                    1,094
                           Facilities, Adult Correctional Building,
                           Revenue, Series A, 5.50%, 4/1/13,
                           Callable 4/1/07 @ 101, AMBAC

                   1,000   State Building Authority, State                                                                    1,114
                           Facilities, Adult Corrections,
                           Revenue, Series A, 5.50%, 10/1/08,
                           FSA

                   1,000   State Building Authority, State                                                                    1,132
                           Facilities, Adult Corrections,
                           Revenue, Series A, 5.50%, 10/1/14,
                           FSA

                   2,765   State Common Schools, GO, Series                                                                   3,029
                           A, 5.00%, 9/15/08

                   1,630   State Common Schools, GO, Series                                                                   1,816
                           B, 5.50%, 9/15/08

                   1,250   State Common Schools, GO, Series                                                                   1,347
                           B, 5.00%, 3/15/19, Callable 3/15/14 @
                           100

                   1,205   State Common Schools, Series A,                                                                    1,364
                           5.25%, 9/15/12

                   1,110   State Conservation Project, GO,                                                                    1,171
                           Series A, 4.00%, 9/1/10

                   2,500   State Educational Loan Revenue,                                                                    2,648
                           Series A-1, AMT, 5.55%, 12/1/11,
                           Callable 6/1/07 @ 102, AMBAC

                   1,750   State Elementary & Secondary                                                                       1,887
                           Education, Revenue, 5.63%, 12/1/06

                   2,510   State Fresh Water Development,                                                                     2,625
                           Water Revenue, 5.80%, 6/1/11,
                           Callable 6/1/05 @ 102, AMBAC

                   1,000   State Higher Education Facilities,                                                                 1,068
                           Revenue, 5.50%, 12/1/20, Callable
                           6/1/14 @100

                   1,000   State Higher Educational Facilities,                                                               1,078
                           Denison University, Revenue, 5.25%,

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                           11/1/16, Callable 11/1/06 @ 101

                   2,000   State Higher Educational Facilities,                                                               2,197
                           GO, Series B, 5.25%, 5/1/08

                   3,750   State Higher Educational Facilities,                                                               4,003
                           Revenue, 4.95%, 12/1/13, Callable
                           12/1/06 @ 101, AMBAC

                   1,000   State Higher Educational Loans,                                                                    1,065
                           Revenue, Series A-1, AMT, 5.40%,
                           12/1/09, Callable 6/1/07 @ 102,
                           AMBAC

                   1,955   State Infrastructure Improvements,                                                                 2,231
                           GO, 5.75%, 2/1/16, Callable 2/1/10 @
                           100

                   1,500   State Mental Health Facilities,                                                                    1,673
                           Revenue, Series II-B, 5.50%, 6/1/16,
                           Callable 6/1/11 @ 100

                   1,000   State Pollution Control, Revenue,                                                                  1,094
                           5.63%, 3/1/15

                   1,500   State Turnpike Commission,                                                                         1,680
                           Revenue, 5.50%, 2/15/15, Callable
                           2/15/11 @ 100

                   5,155   State Turnpike Commission,                                                                         5,933
                           Revenue, Series A, 5.50%, 2/15/14

                   1,810   State Water Development Authority,                                                                 1,911
                           Pollution Control Facilities Revenue,
                           5.25%, 6/1/06

                   1,000   State Water Development Authority,                                                                 1,036
                           Pollution Control Facilities Revenue,
                           5.50%, 12/1/09, Callable 6/1/05 @
                           101, MBIA

                   2,250   State Water Development Authority,                                                                 2,482
                           Pollution Control Facilities Revenue,
                           5.50%, 6/1/13, Callable 12/1/07 @
                           101

                   1,250   State Water Development Authority,                                                                 1,357
                           Revenue, 5.00%, 12/1/18, Callable
                           6/1/14 @ 100

                   1,500   State Water Development Authority,                                                                 1,700
                           Water Development Revenue,
                           7.00%, 12/1/09, Callable 6/1/05 @
                           100, ETM

                   2,370   State Water Development Authority,                                                                 2,508
                           Water Pollution Control Revenue,
                           4.00%, 6/1/09

                   2,300   State, Higher Education, Capital                                                                   2,538
                           Facilities, 5.25%, 2/1/13

                     110   Strongsville, GO, 6.70%, 12/1/11,                                                                    123
                           Callable 12/1/06 @ 102

                     890   Strongsville, GO, 6.70%, 12/1/11,                                                                    997
                           Callable 12/1/06 @ 102

                   1,355   Toledo City School District, 5.00%,                                                                1,512
                           12/1/12

                   1,000   Toledo, GO, 5.63%, 12/1/11, Callable                                                               1,098
                           12/1/06 @ 102, AMBAC

                   1,000   Toledo, Sewer System Revenue,                                                                      1,117
                           5.25%, 11/15/13, Callable 11/15/09 @
                           102

                   1,020   University of Cincinnati, General                                                                  1,077
                           Receipts, Revenue, 4.00%, 6/1/08,
                           AMBAC

                   1,000   University of Cincinnati, General                                                                  1,123
                           Receipts, Revenue, 5.50%, 6/1/09

                   1,000   University of Cincinnati, General                                                                  1,070
                           Receipts, Revenue, 5.75%, 6/1/13,
                           Callable 6/1/06 @ 101

                   1,500   University of Cincinnati, General                                                                  1,646
                           Receipts, Series A, 5.00%, 6/1/16,

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                           Callable 6/1/14 @ 100, AMBAC

                   1,000   University of Dayton, 2001 Project,                                                                1,120
                           Revenue, 5.38%, 12/1/17

                   1,135   University of Toledo, General                                                                      1,252
                           Reciepts, Revenue, 5.25%, 6/1/17,
                           FGIC

                   1,000   West Geauga Local School District,                                                                 1,109
                           GO, 5.00%, 11/1/10, AMBAC

                   1,680   Westerville City School District, GO,                                                              1,890
                           5.25%, 12/1/18, Callable 6/1/11 @
                           100, MBIA

                   1,905   Westlake City School District, GO,                                                                 1,189
                           0.00%, 12/1/15, FGIC                                                                           ---------
                                                                                                                            226,892
                                                                                                                          ---------

Texas (0.6%):

                   2,500   Southeast, Housing Finance Corp.,                                                                  1,414
                           Revenue, 0.00%, 9/1/17, MBIA                                                                   ---------

Washington (0.5%):

                   1,000   State, GO, Series A & AT-6, 6.25%,                                                                 1,144
                           2/1/11                                                                                         ---------

West Virginia (0.4%):

                   1,000   Economic Development, Public and                                                                   1,068
                           Juvenile Correctional Facility,                                                                ---------
                           Revenue, 4.25%, 6/1/09, MBIA

TOTAL MUNICIPAL BONDS                                                                                                       237,590
                                                                                                                          ---------

INVESTMENT COMPANIES (0.3%):

                       4   Blackrock Ohio Municipal Money                                                                         4
                           Market Fund

                     612   Blackrock Provident Institutional                                                                    611
                           Funds, Tax-Free Money Market Fund

                      27   One Group Ohio Municipal Money                                                                        27
                           Market Fund, Class I (b)                                                                       ---------
TOTAL INVESTMENT COMPANIES                                                                                                      642
                                                                                                                          ---------

TOTAL (COST $221,538)(a)                                                                                                  $ 238,232
                                                                                                                          =========

------------

Percentages indicated are based on net assets of $240,729.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

Unrealized appreciation ............................        $ 16,781
Unrealized depreciation ............................             (87)
                                                            --------
Net unrealized appreciation (depreciation) .........        $ 16,694
                                                            ========

Aggregate cost for federal income tax purposes differs from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

(b) Investment in affiliate.

(c) Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees.

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

ONE GROUP MUTUAL FUNDS

WEST VIRGINIA MUNICIPAL BOND FUND

Schedule of Portfolio Investments                             September 30, 2004
(Amounts in thousands)
(Unaudited)

THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("THE LIST") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

        SHARES
          OR
       PRINCIPAL                         SECURITY
        AMOUNT                          DESCRIPTION                                                                         VALUE
        ------                          -----------                                                                         -----
MUNICIPAL BONDS (98.7%):
Kansas (2.1%):

                   3,225   Labette County, Single Family                                                                  $   2,147
                           Mortgage Revenue, 0.00%, 12/1/14                                                               ---------

Maryland (0.8%):

                   2,115   Prince Georges County Housing                                                                        778
                           Authority, Multi-Family Housing                                                                ---------
                           Revenue, Foxglenn Apartments,
                           Series A, AMT, 0.00%, 5/20/22,
                           Callable 5/20/05 @ 36.045

Puerto Rico (4.7%):

                   2,400   Commonwealth, GO, 5.75%, 7/1/17,                                                                   2,669
                           Callable 7/1/07 @ 101.50

                   1,000   Medical Control Facilities Revenue,                                                                1,030
                           Auxilio Mutuo Hospital Obligation
                           Group, 5.80%, 7/1/06, Callable 1/1/05
                           @ 102, MBIA

                   1,000   Municipal Finance Agency, Series A,                                                                1,111
                           5.00%, 8/1/13, Callable 8/1/12 @                                                               ---------
                           100, FSA

                                                                                                                              4,810
                                                                                                                          ---------

West Virginia (91.1%):

                   1,525   Brooke, Pleasants, Tyler & Wetzel                                                                  1,877
                           Counties, Single Family Mortgage
                           Revenue, 7.40%, 8/15/10, ETM

                   1,500   Cabell County, Education Board,                                                                    1,598
                           GO, 6.00%, 5/1/06, MBIA, ETM

                     710   Charleston Building Community,                                                                       759
                           Lease Revenue, 5.30%, 6/1/12,
                           Callable 6/1/09 @ 102 (c)

                   1,010   Charleston Parking Revenue, Series                                                                 1,036
                           B, 6.75%, 6/1/08, Callable 12/1/04 @
                           102

                   1,120   Charleston Urban Renewal Authority                                                                 1,282
                           Lease, Diamond Project, Revenue,
                           Series A, 5.75%, 12/15/18, Callable
                           12/15/09 @ 102, FSA

                   1,035   Clarksburg Water Revenue, 3.00%,                                                                   1,047
                           9/1/05, FGIC

                   1,020   Clarksburg Water Revenue, Capital                                                                    916
                           Appreciation, Asset Guaranty, 0.00%,
                           9/1/08, FSA

                   1,000   Clarksburg Water Revenue, Capital                                                                    779
                           Appreciation, Asset Guaranty, 0.00%,
                           9/1/11, FSA

                     500   Economic Development Authority                                                                       526
                           Lease Revenue, Department of
                           Environmental Protection, 4.00%,
                           11/1/08

                     500   Economic Development Authority                                                                       524
                           Lease Revenue, Department of
                           Environmental Protection, 4.00%,
                           11/1/09

                   1,000   Economic Development Authority                                                                     1,129
                           Lease Revenue, Capitol Parking

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                           Garage Project, 5.63%, 6/1/16,
                           AMBAC

                   1,000   Economic Development Authority,                                                                    1,143
                           Lease Revenue, 5.50%, 6/1/14,
                           Callable 6/1/12 @ 101

                     790   Fairmont, Waterworks Revenue,                                                                        868
                           5.30%, 7/1/09, Callable 7/1/07 @ 102,
                           MBIA

                     925   Fairmont, Waterworks Revenue,                                                                      1,021
                           5.50%, 7/1/12, Callable 7/1/07 @ 102,
                           MBIA

                   1,500   Harrison County, Board of                                                                          1,541
                           Education, GO, 6.30%, 5/1/05, FGIC

                   2,500   Harrison County, Board of                                                                          2,774
                           Education, GO, 6.40%, 5/1/07, FGIC

                   2,000   Harrison County, Community SO,                                                                     2,278
                           Revenue, Series A, 6.25%, 5/15/10,
                           ETM

                     735   Jackson County, Residential                                                                          897
                           Mortgage Revenue, 7.38%, 6/1/10,
                           FGIC

                   1,000   Jefferson County Board of                                                                          1,113
                           Education, Public School, GO, 5.25%,
                           7/1/09

                   3,260   Kanawha, Mercer & Nicholas                                                                         1,981
                           Counties, Single Family Mortgage
                           Revenue, 0.00%, 2/1/15, Prerefunded
                           2/1/14 @ 89.85

                   4,550   Kanawha-Putnam County, Single                                                                      2,695
                           Family Mortgage Revenue, Series A,
                           0.00%, 12/1/16, AMBAC, ETM

                   1,441   Keyser Housing Corp., Mortgage                                                                     1,445
                           Revenue, 7.25%, 4/1/21, Callable
                           6/1/05 @ 100 (c)

                   1,065   Marion County, Single Family                                                                       1,324
                           Mortgage Revenue, 7.38%, 8/1/11,
                           FGIC, ETM

                     500   Marshall County, SO, 6.50%,                                                                          571
                           5/15/10, ETM

                     300   Monongalia County, Board of                                                                          308
                           Education, GO, 7.00%, 4/1/05, MBIA

                   1,000   Monongalia County, Building                                                                          998
                           Community, Healthcare Revenue,
                           5.75%, 11/15/14, Callable 6/1/05 @
                           101 (c)

                   1,295   Parkersburg Waterworks & Sewer                                                                     1,403
                           System, Revenue, 5.50%, 3/1/10,
                           Callable 9/1/06 @ 102, FSA

                   1,335   Parkersburg Waterworks & Sewer                                                                     1,446
                           System, Revenue, 5.50%, 9/1/10,
                           Callable 9/1/06 @ 102, FSA

                   1,000   Pleasants County, PCR, Potomac                                                                     1,044
                           Power, 6.15%, 5/1/15, Callable 5/1/05
                           @ 102, MBIA

                   1,750   Pleasants County, PCR, West Penn                                                                   1,827
                           Power, 6.15%, 5/1/15, Callable 5/1/05
                           @ 102, AMBAC

                   2,000   Raleigh, Fayette & Nicholas                                                                        2,371
                           Counties, SO, 6.25%, 8/1/11, ETM

                     200   School Building Authority, Revenue,                                                                  217
                           Capital Improvement, Series B,
                           6.75%, 7/1/06, MBIA

                   2,825   School Building Authority, Revenue,                                                                3,119
                           Capital Improvement, 5.50%, 7/1/11,
                           Callable 7/1/07 @ 102, AMBAC

                   3,500   School Building Authority, Revenue,                                                                3,830
                           Capital Improvement, Series B,

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                           5.40%, 7/1/17, Callable 7/1/07 @ 102,
                           FSA

                   2,990   State Building Commission, Lease                                                                   3,366
                           Revenue, West Virginia Regional Jail,
                           Series A, 5.25%, 7/1/12, AMBAC

                   1,000   State Building Commission, Lottery                                                                 1,094
                           Commission Revenue, Series A,
                           5.25%, 7/1/08, Callable 7/1/07 @ 102,
                           MBIA

                   2,465   State Building Commission, Lottery                                                                 2,704
                           Commission Revenue, Series A,
                           5.25%, 7/1/09, Callable 7/1/07 @ 102,
                           MBIA

                   1,000   State Capital Appreciation                                                                           700
                           Infrastructure, Series A, GO, 0.00%,
                           11/1/13, FGIC

                   1,000   State Capital Appreciation                                                                           664
                           Infrastructure, Series A, GO, 0.00%,
                           11/1/14, FGIC

                   1,440   State Higher Education, Interim                                                                    1,587
                           Governing Board, Revenue, Marshall
                           University, Series A, 5.25%, 5/1/16,
                           Callable 5/1/11 @ 100, FGIC

                   1,600   State Higher Education, Interim                                                                    1,763
                           Governing Board, Revenue, Marshall
                           University, Series A, 5.25%, 5/1/18,
                           Callable 5/1/11 @ 100, FGIC

                   1,000   State Higher Education, Policy                                                                     1,109
                           Commission Revenue, University
                           Facilities, Series A, 5.00%, 4/1/11,
                           MBIA

                   1,500   State Higher Education, Policy                                                                     1,669
                           Commission Revenue, University
                           Facilities, Series A, 5.00%, 4/1/12,
                           MBIA

                   1,000   State Hospital Finance Authority,                                                                  1,048
                           Hospital Revenue, 5.13%, 9/1/06,
                           Callable 9/1/05 @ 102, MBIA

                     895   State Hospital Finance Authority,                                                                  1,124
                           Hospital Revenue, 6.50%, 9/1/16,
                           ETM

                   1,000   State Hospital Finance Authority,                                                                  1,094
                           Hospital Revenue, Camden Clark
                           Memorial Hospital, Series A, 5.25%,
                           2/15/19, Callable 2/15/14 @ 100,
                           FSA

                   1,655   State Hospital Finance Authority,                                                                  1,813
                           Hospital Revenue, West Virginia
                           University Hospital, Series A, 5.00%,
                           6/1/09, FSA

                   1,075   State Infrastructure, GO, Series B,                                                                1,217
                           AMT, 5.75%, 11/1/12, FGIC

                   2,000   State Parkways Economic                                                                            2,276
                           Development & Tourism Authority,
                           Revenue, 5.25%, 5/15/19, FGIC

                   1,000   State Parkways, Economic                                                                           1,138
                           Development & Tourism Authority,
                           Revenue, 5.25%, 5/15/16, FGIC

                   1,500   State Roads, GO, 5.20%, 6/1/14,                                                                    1,660
                           Callable 6/1/09 @ 101

                   1,075   State Roads, GO, 5.25%, 6/1/16,                                                                    1,175
                           Callable 6/1/09 @ 101, FSA

                     970   State Roads, GO, 5.50%, 6/1/17,                                                                    1,083
                           Callable 6/1/10 @ 101, FGIC

                   1,000   State School Building Authority,                                                                   1,057
                           Lottery Revenue, 4.00%, 7/1/08,
                           MBIA

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                   1,200   State Water Development Authority,                                                                 1,359
                           Infrastructure Revenue, Series A,
                           5.50%, 10/1/18, Callable 10/1/13 @
                           101, AMBAC

                     620   State Water Development Authority,                                                                   693
                           Infrastructure Revenue, Series A,
                           5.35%, 10/1/13, Callable 10/1/10 @
                           100, FSA

                     770   State Water Development Authority,                                                                   863
                           Infrastructure Revenue, Series A,
                           5.40%, 10/1/14, Callable 10/1/10 @
                           100, FSA

                   2,275   State Water Development Authority,                                                                 2,537
                           Water Development Revenue,
                           Program II, Series B, 5.00%, 11/1/12,
                           AMBAC

                   1,000   State Water Development Authority,                                                                 1,116
                           Water Development Revenue,
                           Program II, Series B, 5.00%, 11/1/13,
                           AMBAC

                   1,000   State, GO, 5.25%, 6/1/08, FGIC                                                                     1,100

                   1,000   State, GO, Series B, AMT, 5.80%,                                                                   1,088
                           11/1/11, Callable 11/1/06 @ 102,
                           FGIC

                   1,000   State, GO, Series B, AMT, 5.85%,                                                                   1,084
                           11/1/12, Callable 11/1/06 @ 102,
                           FGIC

                   1,000   State, GO, 5.75%, 6/1/13, Callable                                                                 1,131
                           6/1/09 @ 101

                   1,000   State, GO, 5.75%, 6/1/15, Callable                                                                 1,128
                           6/1/09 @ 101

                   1,000   University Revenue, 0.00%, 4/1/16                                                                    610

                   1,000   University Revenue, 0.00%, 4/1/17                                                                    577

                   1,000   University Revenue, 0.00%, 4/1/18                                                                    545

                     750   University Revenue, State                                                                            800
                           University System, Marshall
                           University Library, Series A, 5.60%,
                           4/1/11, Callable 4/1/06 @ 101,
                           AMBAC

                   1,000   West Virginia School Building                                                                      1,055
                           Authority, Revenue, Capital
                           Improvement, 4.00%, 7/1/10,
                           AMBAC

                   1,000   Wheeling Waterworks & Sewer                                                                        1,080
                           System, Revenue, 5.40%, 6/1/11,                                                                ---------
                           Callable 6/1/07 @ 100, FGIC

                                                                                                                             93,794
                                                                                                                          ---------

TOTAL MUNICIPAL BONDS                                                                                                       101,529
                                                                                                                          ---------

INVESTMENT COMPANIES (0.3%):

                     263   Blackrock Provident Institutional                                                                    263
                           Funds, Tax-Free Money Market Fund

                       0   One Group Municipal Money Market                                                                       0
                           Fund, Class I (b)                                                                              ---------

TOTAL INVESTMENT COMPANIES                                                                                                      263
                                                                                                                          ---------

TOTAL (COST $93,745)(a)                                                                                                   $ 101,792
                                                                                                                          =========

------------

Percentages indicated are based on net assets of $102,830.

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

Unrealized appreciation...............................      $ 8,050
Unrealized depreciation...............................           (3)
                                                            -------
Net unrealized appreciation (depreciation)............      $ 8,047
                                                            =======

      Aggregate cost for federal income tax purposes differs from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

(b)   Investment in affiliate.

(c) Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees. Amounts shown as 0 rounded to less than 1,000.

Amounts shown as 0 are either 0, or rounded to less than 1,000.

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

ONE GROUP MUTUAL FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS

ABBREVIATIONS

ACA             Insured by American Capital Access
AMBAC           Insured by AMBAC Indemnity Corporation
AMT             Alternative Minimum Tax Paper
BIG             Insured by Bond Insurance Guarantee
EDR             Economic Development Revenue
ETM             Escrowed to Maturity
FGIC            Insured by Financial Guaranty Insurance Corporation
FHA             Federal Housing Administration
FHLMC           Insured by Freddie Mac
FNMA            Insured by Fannie Mae
FSA             Insured by Federal Security Assurance
GNMA            Insured by Government National Mortgage Association
GO              General Obligation
GSL             Guaranteed Student Loans
IDA             Industrial Development Authority
IDR             Industrial Development Revenue
IF              Inverse Floater
LOC             Letter of Credit
MBIA            Insured by Municipal Bond Insurance Association
PCR             Pollution Control Revenue
PSFG            permanent School Funding Guarantee
Q-SBLF          Qualified School Board loan Fund
SO              Special Obligation
VA              Veterans Administration

ONE GROUP MUTUAL FUNDS
ULTRA SHORT-TERM BOND FUND
Schedule of Portfolio Investments                             September 30, 2004
(Amounts in thousands)
(Unaudited)

THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("THE LIST") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

        SHARES
          OR
       PRINCIPAL                         SECURITY
        AMOUNT                          DESCRIPTION                                                                         VALUE
        ------                          -----------                                                                         -----
ASSET BACKED SECURITIES (24.3%):

                     288   Ace Securities Corp., Series 99-LB1,                                                          $      288
                           Class A1, 1.94%, 11/25/28 *

                  11,710   Ace Securities Corp., Series 01-HE1,                                                              11,797
                           Class M1, 2.60%, 11/20/31 *

                   1,144   Ace Securities Corp., Series 02-HE1,                                                               1,146
                           Class A, 1.96%, 6/25/32 *

                   4,529   Ace Securities Corp., Series 02-HE1,                                                               4,621
                           Class M1, 2.82%, 10/25/32 *

                     910   Advanta Mortgage Loan Trust, Series                                                                  911
                           99-4, Class A, 1.99%, 11/25/29 *

                   3,953   Aegis Asset Backed Securities Trust,                                                               3,954
                           Series 04-1, Class A, 1.97%, 4/25/34
                           *

                     848   American Business Financial                                                                          857
                           Services, Series 98-4, Class A2,
                           2.57%, 1/25/30 *

                   2,000   American Express Credit Account                                                                    2,003
                           Master Trust, Series 00-3, Class B,
                           1.95%, 11/15/07 *

                   2,886   American Residential Home Equity                                                                   2,889
                           Loan Trust, Series 98-1, Class M1,
                           2.07%, 5/25/29 *

                   4,126   Americredit Automobile Receivables                                                                 4,146
                           Trust, Series 02-1, Class A3, 4.23%,
                           10/6/06

                   5,000   Americredit Automobile Receivables                                                                 5,038
                           Trust, Series 02-D, Class A4, 3.40%,
                           4/13/09

                   1,654   Amortizing Residential Collateral                                                                  1,654
                           Trust, Series 02-BC4, Class A, 1.91%,
                           7/25/32 *

                  10,000   Amortizing Residential Collateral                                                                 10,079
                           Trust, Series 02-BC6, Class M1,
                           2.37%, 8/25/32 *

                  10,378   Amortizing Residential Collateral                                                                 10,565
                           Trust, Series 02-BC9, Class M1,
                           2.72%, 12/25/32 *

                   1,361   Amresco Residential Securities                                                                     1,363
                           Mortgage Loan, Series 97-1, Class
                           M1A, 1.96%, 3/25/27 *

                   2,218   Amresco Residential Securities                                                                     2,219
                           Mortgage Loan, Series 97-2, Class
                           M1A, 1.99%, 6/25/27 *

                   9,100   Amresco Residential Securities                                                                     9,146
                           Mortgage Loan, Series 98-1, Class
                           M1A, 2.05%, 1/25/28 *

                   6,208   Amresco Residential Securities                                                                     6,212
                           Mortgage Loan, Series 98-3, Class
                           M1A, 2.26%, 9/25/28 *

                  20,000   Asset Backed Funding Certificates,                                                                20,000
                           Series 04-HE1, Class A2, 1.95%,
                           7/25/34 *

                     671   Banc One Heloc Trust, Series 99-1,                                                                   672
                           Class A, 1.86%, 4/20/20 * (c)

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                   1,000   Bank of America Synthetic, Series                                                                    992
                           00-1A, Class B, 2.25%, 2/23/06 * (b)

                   1,000   Bank of America Synthetic, Series                                                                    952
                           00-1A, Class C, 3.30%, 2/23/06 * (b)

                   6,600   BankBoston Commercial Loan                                                                         6,633
                           Master, LLC, Series 99-1A, Class C2,
                           2.85%, 11/16/06 * (b)

                   2,357   Bayview Financial Acquisition Trust,                                                               2,367
                           Series 02-CA, Class M1, 2.37%,
                           4/25/32 * (b)

                   2,826   Bayview Financial Acquisition Trust,                                                               2,832
                           Series 03-BA, Class A1, 2.10%,
                           4/25/33 * (b)

                   5,000   Bayview Financial Acquisition Trust,                                                               5,012
                           Series 02-BA, Class A1, 2.12%,
                           3/25/35 * (b)

                     727   Bayview Financial Acquisition Trust,                                                                 724
                           Series 98-A, Class A, 1.97%, 2/25/38
                           *

                  11,476   Bayview Financial Acquisition Trust,                                                              11,516
                           Series 03-F, Class A, 2.14%, 9/28/43
                           *

                  12,115   Bear Stearns Asset Backed                                                                         12,162
                           Securities, Inc., Series 03-SD1, Class
                           A, 2.29%, 12/25/33 *

                   5,000   Capital One Master Trust, Series                                                                   5,019
                           02-3A, Class C, 2.95%, 2/15/08 * (b)

                   5,000   Capital One Master Trust, Series                                                                   5,115
                           02-4A, Class C, 3.15%, 3/15/10 * (b)

                   2,000   Capital One Master Trust, Series                                                                   2,037
                           01-1, Class C, 2.77%, 12/15/10 * (b)

                   5,000   Capital One Multi-Asset Execution                                                                  5,024
                           Trust, Series 02-B1, Class B1, 2.28%,
                           7/15/08 *

                   3,000   Centex Home Equity Loan Trust,                                                                     3,024
                           Series 02-A, Class MV1, 2.47%,
                           1/25/32 *

                     361   Centex Home Equity Loan Trust,                                                                       361
                           Series 02-B, Class AV1, 1.88%,
                           4/25/32 *

                     250   Chase Credit Card Master Trust,                                                                      251
                           Series 00-3, Class B, 1.95%, 1/15/08
                           * (c)

                   5,000   Chase Credit Card Master Trust,                                                                    5,048
                           Series 03-1, Class C, 2.70%, 4/15/08
                           * (c)

                   2,000   Chase Funding Loan Acquisition                                                                     2,015
                           Trust, Series 01-AD1, Class 2M1,
                           2.47%, 11/25/30 * (c)

                   3,760   Chase Funding Loan Acquisition                                                                     3,773
                           Trust, Series 02-C1, Class IIM1,
                           2.30%, 1/25/32 * (c)

                   2,500   Circuit City Credit Card Master                                                                    2,502
                           Trust, Series 02-1, Class B, 2.50%,
                           4/15/10 *

                   8,000   Citibank Credit Card Issuance Trust,                                                               8,110
                           Series 02-C1, Class C, 2.70%, 2/9/09
                           *

                   5,583   Citicorp Mortgage Securities, Inc.,                                                                5,597
                           Series 01-17, Class 3A2, 6.00%,
                           11/25/31

                   2,000   Conseco Finance, Series 01-B,                                                                      2,063
                           Class 1M1, 7.27%, 6/15/32

                   3,000   Countrywide Asset Backed                                                                           3,008
                           Certificates, Series 01-BC2, Class
                           M1, 2.27%, 7/25/31 *

                   2,141   Countrywide Asset Backed                                                                           2,148

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                           Certificates, Series 01-1, Class MV,
                           2.57%, 7/25/31 *

                   1,667   Countrywide Asset Backed                                                                           1,673
                           Certificates, Series 01-BC2, Class
                           M2, 2.84%, 7/25/31 *

                   5,000   Countrywide Asset Backed                                                                           5,032
                           Certificates, Series 02-3, Class M1,
                           2.37%, 3/25/32 *

                   3,270   Countrywide Asset Backed                                                                           3,279
                           Certificates, Series 02-BC2, Class A,
                           1.89%, 4/25/32 *

                   1,832   Countrywide Asset Backed                                                                           1,836
                           Certificates, Series 01-4, Class A,
                           1.96%, 4/25/32 *

                   2,066   Countrywide Asset Backed                                                                           2,070
                           Certificates, Series 02-BC1, Class A,
                           2.17%, 4/25/32 *

                   8,775   Countrywide Asset Backed                                                                           8,829
                           Certificates, Series 01-4, Class M1,
                           2.47%, 4/25/32 *

                   1,624   Countrywide Asset Backed                                                                           1,627
                           Certificates, Series 02-1, Class A,
                           1.90%, 8/25/32 *

                   9,837   Countrywide Asset Backed                                                                           9,854
                           Certificates, Series 03-BC2, Class
                           2A1, 1.92%, 6/25/33 *

                  10,000   Countrywide Asset Backed                                                                          10,067
                           Certificates, Series 03-BC5, Class
                           M1, 2.32%, 9/25/33 *

                   3,891   Countrywide Home Equity Loan                                                                       3,895
                           Trust, Series 01-A, Class A, 1.84%,
                           4/15/27 *

                   2,999   Credit-Based Asset Servicing &                                                                     3,006
                           Securities, Series 03-CB4, Class AV1,
                           1.99%, 4/25/33 *

                   3,000   Credit-Based Asset Servicing &                                                                     3,002
                           Securities, Series 04-CB2, Class M1,
                           2.14%, 7/25/33 *

                  10,000   Credit-Based Asset Servicing &                                                                    10,006
                           Securities, Series 04-CB2, Class AV3,
                           1.93%, 9/25/33 *

                   5,000   Crown CLO, Series 02-1A, Class A2,                                                                 5,000
                           2.18%, 1/22/13 * (b)

                   5,000   Crown CLO, Series 02-1A, Class C,                                                                  4,984
                           3.63%, 1/22/13 * (b)

                   1,024   FFCA Secured Lending Corp., Series                                                                 1,003
                           99-1A, Class B2, 2.60%, 9/18/25 *
                           (b)

                   2,264   First Franklin Mortgage Loan Asset                                                                 2,280
                           Backed Certificates, Series 02-FF1,
                           Class M1, 2.32%, 4/25/32 *

                  20,000   First Franklin Mortgage Loan Asset                                                                20,262
                           Backed Certificates, Series 02-FF4,
                           Class M1, 2.67%, 2/25/33 *

                   2,000   First USA Credit Card Master Trust,                                                                2,005
                           Series 98-4, Class B, 1.90%, 3/18/08
                           *

                   5,000   Fleet Commercial Loan Master, LLC,                                                                 5,002
                           Series 00-1A, Class B2, 2.29%,
                           11/16/07 * (b)

                   4,500   Fleet Commercial Loan Master, LLC,                                                                 4,501
                           Series 02-1A, Class A2, 1.60%,
                           11/16/09 * (b)

                   1,900   Fleet Commercial Loan Master, LLC,                                                                 1,901
                           Series 02-1A, Class C1, 3.35%,
                           11/16/09 * (b)

                   5,000   Fleet Commercial Loan Master, LLC,                                                                 5,002

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                           Series 03-1A, Class A2, 2.06%,
                           11/16/10 * (b)

                   8,000   GMAC Mortgage Corporation Loan                                                                     8,023
                           Trust, Series 02-HE3, Class A3,
                           1.90%, 9/25/32 *

                     548   GMAC Mortgage Corporation Loan                                                                       548
                           Trust, Series 02-GH1, Class A1,
                           2.14%, 8/25/33 *

                   2,640   Home Equity Mortgage Trust, Series                                                                 2,641
                           04-1, Class A1, 1.98%, 6/25/34 *

                  10,000   Household Automotive Trust, Series                                                                10,035
                           02-2, Class A4, 1.90%, 7/17/09 *

                   1,630   Household Home Equity Loan Trust,                                                                  1,633
                           Series 01-1, Class M, 2.15%, 1/20/31
                           *

                   3,000   Household Private Label Credit Card                                                                3,031
                           Master Note, Series 02-3, Class B,
                           2.85%, 9/15/09 *

                   1,069   Lehman Home Equity Loan Trust,                                                                     1,068
                           Series 98-1, Class A1, 7.00%,
                           5/25/28

                   3,500   MBNA Credit Card Master Note                                                                       3,533
                           Trust, Series 01-C1, Class C1, 2.65%,
                           10/15/08 *

                     150   MBNA Master Credit Card Trust,                                                                       151
                           Series 99-M, Class C, 7.45%, 4/16/07
                           (b)

                     250   MBNA Master Credit Card Trust,                                                                       255
                           Series 00-A, Class C, 7.90%, 7/16/07
                           (b)

                     250   MBNA Master Credit Card Trust,                                                                       261
                           Series 00-I, Class C, 7.65%, 1/15/08

                   7,500   MBNA Master Credit Card Trust,                                                                     7,496
                           Series 00-K, Class C, 2.56%, 3/17/08
                           * (b)

                   5,000   MBNA Master Credit Card Trust,                                                                     5,015
                           Series 01-B1, Class B1, 2.14%,
                           10/15/08 *

                   5,000   MBNA Master Credit Card Trust,                                                                     5,181
                           Series 03-C2, Class C2, 3.36%,
                           6/15/10 *

                     148   Merrill Lynch Home Equity Loan,                                                                      147
                           Series 97-1, Class A, 1.80%, 9/25/27
                           *

                   6,000   Morgan Stanley Capital I, Series                                                                   6,064
                           03-NC6, Class M1, 2.42%, 6/25/33 *

                   5,851   Morgan Stanley Capital I, Series                                                                   5,864
                           03-NC6, Class A2, 1.98%, 6/27/33 *

                   2,500   National City Credit Card Master                                                                   2,519
                           Trust, Series 02-1, Class B, 2.10%,
                           1/15/09 *

                     965   Nationslink Funding Corp., Series                                                                    966
                           99-SL, Class A1V, 1.92%, 11/10/30 *

                   7,622   Nellie Mae, Inc., Series 96-1, Class                                                               7,646
                           CTFS, 2.23%, 12/15/18 *

                  18,036   New Century Home Equity Loan                                                                      18,097
                           Trust, Series 03-5, Class AII, 2.02%,
                           11/25/33 *

                   1,110   Onyx Acceptance Auto Trust, Series                                                                 1,113
                           02-C, Class A3, 3.29%, 9/15/06

                   5,000   Option One Mortgage Loan Trust,                                                                    5,020
                           Series 02-4, Class M1, 2.22%, 7/25/32
                           *

                      50   PNC Student Loan Trust I, Series                                                                      51
                           97-2, Class A7, 6.73%, 1/25/07

                   3,500   Providian Gateway Master Trust,                                                                    3,510
                           Series 02-B, Class A, 2.30%, 6/15/09

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                           * (b)

                     590   Providian Home Equity Loan Trust,                                                                    592
                           Series 99-1, Class A, 1.91%, 6/25/25
                           *

                  13,572   Residential Asset Mortgage                                                                        13,602
                           Products, Inc., Series 03-RS2, Class
                           AII, 1.96%, 3/25/33 *

                  10,000   Residential Asset Mortgage                                                                        10,012
                           Products, Inc., Series 04-RS1, Class
                           MII1, 2.30%, 1/25/34 *

                  14,411   Residential Asset Securities Corp.,                                                               14,444
                           Series 03-KS10, Class AIIB, 1.93%,
                           12/25/33 *

                  11,000   Residential Funding Mortgage                                                                      11,788
                           Securities, Inc., Series 01-HI2, Class
                           AI7, 6.94%, 4/25/26 *

                   5,000   Residential Funding Mortgage                                                                       5,338
                           Securities, Inc., Series 01-HI4, Class
                           A7, 6.74%, 10/25/26 *

                   4,962   Residential Funding Mortgage                                                                       4,970
                           Securities, Inc., Series 03-HS1, Class
                           AII, 1.91%, 12/25/32 *

                   2,250   Saxon Asset Securities Trust, Series                                                               2,260
                           00-1, Class MV2, 2.44%, 2/25/30 *

                  13,500   Sears Credit Account Master Trust,                                                                13,508
                           Series 00-3, Class B, 1.98%, 10/16/08
                            *

                  10,000   Sears Credit Account Master Trust,                                                                10,014
                           Series 01-3, Class A, 2.01%, 9/15/10
                           *

                   5,335   Standard Credit Card Master Trust,                                                                 5,693
                           Series 94-2, Class A, 7.25%, 4/7/08

                   5,153   Structured Asset Investment Loan                                                                   5,163
                           Trust, Series 03-BC2, Class A3,
                           1.97%, 4/25/33 *

                   5,000   Student Loan Marketing Association,                                                                5,008
                           Series 97-3, Class A3, 2.18%,
                           10/25/12 *

                   1,000   Student Loan Marketing Association,                                                                1,014
                           Series 98-1, 2.32%, 12/25/14 *

                   1,309   Toyota Auto Receivables Owner                                                                      1,314
                           Trust, Series 02-B, Class A3, 3.76%,
                           6/15/06

                   3,465   Wachovia Asset Securitization, Inc.,                                                               3,488
                           Series 02-HE1, Class A, 1.99%,
                           9/27/32 *

                   1,769   WFS Financial Owner Trust, Series                                                                  1,778
                           02-2, Class A3, 3.81%, 2/20/07

                   5,000   WFS Financial Owner Trust, Series                                                                  5,094
                           02-2, Class A4, 4.50%, 2/20/10                                                                 ---------

TOTAL ASSET BACKED SECURITIES                                                                                               528,909
                                                                                                                          ---------
COLLATERALIZED MORTGAGE OBLIGATIONS (29.4%):

                     648   American Housing Trust, Series VII,                                                                  704
                           Class D, 9.25%, 11/25/20

                     381   Bank of America Mortgage                                                                             380
                           Securities, Series 03-5, Class 2A8,
                           2.07%, 7/25/18 *

                  19,295   Bayview Commercial Asset Trust,                                                                   19,295
                           Series 04-1, Class A, 1.98%, 4/25/34
                           * (b)

                   5,000   Bear Stearns Adjustable Rate                                                                       4,883
                           Mortgage Trust, Series 04-4, Class
                           A5, 3.52%, 6/25/34

                   7,416   Bear Stearns Alt-A Trust, Series                                                                   7,447
                           02-2, Class M2, 2.62%, 12/25/32 *

                   8,427   Bear Stearns Alt-A Trust, Series                                                                   8,448

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                           02-2, Class M1, 2.32%, 1/25/33 *

                     224   BHN Mortgage Fund, Series 97-1,                                                                       11
                           Class A1, 3.07%, 3/25/11 * (b)(d)(e)

                      32   BHN Mortgage Fund, Series 97-2,                                                                        3
                           Class A2, 7.54%, 5/31/17 (b)(d)(e)

                     995   Cendant Mortgage Corp., Series                                                                       996
                           01-A, Class A2, 2.34%, 1/25/32 * (b)

                  12,496   Cendant Mortgage Corp., Series                                                                    12,572
                           03-8, Class 1A2, 5.25%, 9/25/33

                   5,000   Chase Credit Card Master Trust,                                                                    5,007
                           Series 01-5, Class C, 2.60%, 2/15/07
                           * (b)(c)

                   1,316   Chase Mortgage Finance Corp.,                                                                      1,311
                           Series 03-S7, Class A4, 1.85%,
                           8/25/18 * (c)

                      60   Chemical Mortgage Acceptance                                                                          61
                           Corp., Series 88-2, Class A, 7.41%,
                           5/25/18 *

                     874   Citicorp Mortgage Securities, Inc.,                                                                  882
                           Series 94-9, Class A4, 5.75%,
                           6/25/09

                     624   Citicorp Mortgage Securities, Inc.,                                                                  624
                           Series 88-17, Class A1, 2.94%,
                           11/25/18 *

                     202   Collateralized Mortgage Obligation                                                                   179
                           Trust, Series 50, Class B, 0.00%,
                           10/1/18, PO

                     314   Collateralized Mortgage Obligation                                                                   315
                           Trust, Series 49, Class C, 9.00%,
                           10/1/18

                  21,388   Countrywide Home Equity Loan                                                                      21,348
                           Trust, Series 04-A, Class A, 1.82%,
                           4/15/30 *

                  46,312   Countrywide Home Loans, Series                                                                    46,454
                           03-R4, Class 1A2F, 2.17%, 3/25/24 *
                           (b)

                   1,338   Countrywide Home Loans, Series                                                                     1,337
                           02-HYB1, Class M, 5.57%, 7/19/32 *

                   2,375   Countrywide Home Loans, Series                                                                     2,374
                           02-HYB1, Class B1, 5.57%, 7/19/32
                           *

                   5,206   Countrywide Home Loans, Series                                                                     5,193
                           02-HYB2, Class M, 4.80%, 9/19/32 *

                  11,326   Countrywide Home Loans, Series                                                                    11,317
                           03-21, Class 1A1, 4.16%, 5/25/33 *

                  11,920   Countrywide Home Loans, Series                                                                    12,004
                           04-15, Class 4A, 4.79%, 10/20/34,
                           IF*

                     789   Credit Suisse First Boston Mortgage                                                                  790
                           Securities Corp., Series 01-FL2A,
                           Class B, 2.00%, 9/15/13 * (b)

                  10,810   Credit Suisse First Boston Mortgage                                                               10,814
                           Securities Corp., Series 01-FL2A,
                           Class C, 2.35%, 9/15/13 * (b)

                     338   Credit Suisse First Boston Mortgage                                                                  340
                           Securities Corp., Series 01-26, Class
                           3A1, 7.50%, 11/25/31

                     942   Credit Suisse First Boston Mortgage                                                                  960
                           Securities Corp., Series 02-AR2,
                           Class 1B2, 6.30%, 2/25/32 *

                   9,000   Credit Suisse First Boston Mortgage                                                                9,026
                           Securities Corp., Series 03-AR22,
                           Class 2A3, 4.11%, 9/25/33 *

                   8,720   Credit Suisse First Boston Mortgage                                                                8,589
                           Securities Corp., Series 03-AR24,
                           Class 2A4, 4.17%, 10/25/33 *

                   9,717   Credit Suisse First Boston Mortgage                                                               10,040

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                           Securities Corp., Series 04-5, Class
                           1A8, 6.00%, 9/25/34

                  18,909   Deutsche ALT-A Securities, Inc.,                                                                  18,935
                           Series 03-4XS, Class A2, 3.37%,
                           10/25/33

                   1,086   First Republic Mortgage Loan Trust,                                                                1,088
                           Series 00-FRB1, Class B1, 2.34%,
                           6/25/30 *

                   5,967   First Republic Mortgage Loan Trust,                                                                5,912
                           Series 00-FRB2, Class A1, 1.85%,
                           11/15/30 *

                   1,814   Impac CMB Trust, Series 02-5,                                                                      1,819
                           Class A1, 1.99%, 7/25/32 *

                   3,941   Impac CMB Trust, Series 02-2,                                                                      3,947
                           Class A1, 1.90%, 8/25/32 *

                   2,281   Impac CMB Trust, Series 03-3,                                                                      2,298
                           Class M1, 2.47%, 1/25/33 *

                   3,874   Impac CMB Trust, Series 02-8,                                                                      3,890
                           Class A, 2.08%, 3/25/33 *

                   8,323   Impac CMB Trust, Series 03-12,                                                                     8,344
                           Class M1, 2.27%, 12/25/33 *

                   4,216   Impac CMB Trust, Series 04-1,                                                                      4,238
                           Class A1, 1.95%, 3/25/34 *

                   2,108   Impac CMB Trust, Series 04-1,                                                                      2,115
                           Class A2, 2.07%, 3/25/34 *

                   9,735   Impac CMB Trust, Series 04-3,                                                                      9,741
                           Class 3A, 2.16%, 3/25/34 *

                   5,072   Impac CMB Trust, Series 04-3,                                                                      5,080
                           Class M2, 2.14%, 6/25/34 *

                   9,783   Impac CMB Trust, Series 04-6,                                                                      9,779
                           Class 1A2, 2.23%, 10/25/34 *

                     410   Impac Secured Assets CMN Owner                                                                       411
                           Trust, Series 92-2, Class A7, 7.50%,
                           1/25/30

                   7,763   Irwin Home Equity, Series 04-1,                                                                    7,759
                           Class 1A1, 1.88%, 12/25/24 *

                   1,336   Lehman Brothers, Series 01-LLFA,                                                                   1,338
                           Class D, 2.01%, 8/16/13 * (b)

                   8,218   Lehman Brothers, Series 03-LLFA,                                                                   8,315
                           Class E, 2.50%, 12/16/14 * (b)

                   9,105   Long Beach Mortgage Loan Trust,                                                                    9,116
                           Series 03-3, Class A, 1.94%, 7/25/33
                           *

                   4,890   Master Adjustable Rate Mortgages                                                                   5,021
                           Trust, Series 04-36, Class 4A1,
                           5.00%, 7/25/19

                  11,840   Master Adjustable Rate Mortgages                                                                  11,964
                           Trust, Series 03-3, Class 3A3, 4.81%,
                           9/25/33 *

                  21,757   Master Asset Securitization Trust,                                                                22,119
                           Series 03-12, Class 2A1, 4.50%,
                           12/25/13

                  10,274   Master Seasoned Securities Trust,                                                                 10,297
                           Series 03-A, Class 3A2, 2.02%,
                           2/25/33 *

                   1,398   Mellon Residential Funding Corp.,                                                                  1,409
                           Series 02-TBC1, Class B1, 2.76%,
                           9/15/30 *

                     699   Mellon Residential Funding Corp.,                                                                    701
                           Series 02-TBC1, Class B2, 3.16%,
                           9/15/30 *

                   7,835   Mellon Residential Funding Corp.,                                                                  7,954
                           Series 01-TBC1, Class B1, 2.64%,
                           11/15/31 *

                   3,500   Mellon Residential Funding Corp.,                                                                  3,526
                           Series 02-TBC2, Class B1, 2.61%,
                           8/15/32 *

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                   1,487   Merrill Lynch Trust, Series 47, Class                                                              1,578
                           Z, 8.99%, 10/20/20

                  25,041   MLCC Mortgage Investors, Inc.,                                                                    25,041
                           Series 04-D, Class A1, 1.93%,
                           8/25/34 *

                   4,430   Morgan Stanley Capital I, Series                                                                   4,557
                           96-WF1, Class A3, 7.70%, 11/15/28 *
                           (b)

                   6,272   Morgan Stanley Dean Witter, Series                                                                 6,276
                           03-HYB1, Class A4, 4.20%, 3/25/33

                   3,307   Morgan Stanley Dean Witter, Series                                                                 3,310
                           03-HYB1, Class B1, 4.25%, 3/25/33

                   5,031   Morgan Stanley Mortgage Loan                                                                       5,050
                           Trust, Series 04-5AR, Class 3A3,
                           4.66%, 7/25/34 *

                   6,000   Morgan Stanley Mortgage Loan                                                                       6,091
                           Trust, Series 04-5AR, Class G4,
                           4.66%, 7/25/34 *

                  18,626   Nomura Asset Acceptance Corp.,                                                                     1,012
                           Series 04-A3, Class AIO, 5.15%,
                           3/25/06, IO

                   3,138   Nomura Asset Acceptance Corp.,                                                                     3,153
                           Series 03-A3, Class A1, 5.00%,
                           8/25/33 *

                  12,900   Nomura Asset Acceptance Corp.,                                                                       649
                           Series 04-AP1, Class AIO, 5.00%,
                           3/25/34, IO

                  17,018   Nomura Asset Acceptance Corp.,                                                                    17,997
                           Series 04-R1, Class A1, 6.50%,
                           3/25/34 (b)

                   4,598   Nomura Asset Acceptance Corp.,                                                                     4,598
                           Series 04-AR1, Class VA1, 2.22%,
                           8/25/34 *

                   2,081   Residential Accredited Loans, Inc.,                                                                2,080
                           Series 98-QS3, Class M1, 6.50%,
                           2/25/13

                   9,349   Residential Accredited Loans, Inc.,                                                                9,432
                           Series 04-QS3, Class CB, 5.00%,
                           3/25/19

                     708   Residential Accredited Loans, Inc.,                                                                  709
                           Series 02-QS14, Class A8, 2.17%,
                           9/25/32 *

                      25   Residential Funding Mortgage                                                                          26
                           Securities, Series 93-S42, Class A9,
                           12.69%, 10/25/08 *

                   1,353   Salomon Brothers Mortgage                                                                          1,353
                           Securities Trust VII, Series 01-CB1,
                           Class A, 1.88%, 1/25/29 * (b)

                      58   Salomon Brothers Mortgage                                                                             60
                           Securities Trust VII, Series 00-UP1,
                           Class A2, 8.00%, 9/25/30

                     250   Securitized Asset Sales, Inc., Series                                                                249
                           93-7, Class TA3, 6.25%, 12/25/23

                   2,887   Sequoia Mortgage Trust, Series 11,                                                                 2,904
                           Class A, 2.05%, 12/20/32 *

                   4,151   Sequoia Mortgage Trust, Series 12,                                                                 4,173
                           Class A, 2.05%, 1/20/33 *

                   8,130   Sequoia Mortgage Trust, Series 03-3,                                                               8,145
                           Class A2, 2.22%, 7/20/33 *

                   9,930   Structured Asset Mortgage                                                                         10,029
                           Investments, Inc., Series 02-AR2,
                           Class A3, 2.10%, 7/19/32 *

                   4,628   Structured Asset Mortgage                                                                          4,601
                           Investments, Inc., Series 04-AR1,
                           Class 1A1, 1.95%, 3/19/34 *

                  13,714   Structured Asset Securities Corp.,                                                                   288
                           Series 04-4XS, Class AIO, 3.91%,

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                           1/25/06, IO

                      44   Structured Asset Securities Corp.,                                                                    45
                           Series 01-8A, Class 1A1, 8.00%,
                           5/25/31

                   1,584   Structured Asset Securities Corp.,                                                                 1,583
                           Series 02-HF1, Class A, 1.91%,
                           1/25/33 *

                  11,021   Structured Asset Securities Corp.,                                                                11,019
                           Series 03-8, Class 2A9, 2.12%,
                           4/25/33 *

                   8,173   Structured Asset Securities Corp.,                                                                 8,221
                           Series 03-40A, Class 4A, 5.45%,
                           1/25/34 *

                   8,625   Thornburg Mortgage Securities Trust,                                                               8,652
                           Series 04-2, Class A4, 1.96%,
                           6/25/44, IF*

                   6,133   Washington Mutual, Series 03-S12,                                                                  6,203
                           Class 2A, 4.75%, 11/25/18

                   1,604   Washington Mutual, Series 02-AR4,                                                                  1,610
                           Class A7, 5.49%, 4/26/32 *

                     265   Washington Mutual, Series 02-AR5,                                                                    267
                           Class IA4, 4.84%, 6/25/32

                   1,026   Washington Mutual, Series 02-AR5,                                                                  1,042
                           Class 2A7, 5.70%, 6/25/32

                   6,554   Washington Mutual, Series 02-AR15,                                                                 6,578
                           Class A5, 4.38%, 12/25/32

                   5,000   Washington Mutual, Series 03-AR3,                                                                  4,964
                           Class A5, 3.93%, 4/25/33 *

                  18,082   Washington Mutual, Series 04-AR3,                                                                 17,920
                           Class A1, 3.92%, 6/25/34 *

                  10,034   Washington Mutual, Series 04-AR11,                                                                10,121
                           Class A, 4.73%, 10/25/34 *

                   8,387   Wells Fargo Mortgage Backed                                                                        8,423
                           Securities Trust, Series 04-2, Class
                           A1, 5.00%, 1/25/19

                  10,197   Wells Fargo Mortgage Backed                                                                       10,303
                           Securities Trust, Series 04-7, Class
                           2A2, 5.00%, 7/25/19

                   3,449   Wells Fargo Mortgage Backed                                                                        3,475
                           Securities Trust, Series 04-8, Class
                           PT, 5.00%, 8/25/19

                   6,987   Wells Fargo Mortgage Backed                                                                        6,994
                           Securities Trust, Series 03-F, Class
                           A1, 4.92%, 6/25/33 *

                   7,770   Wells Fargo Mortgage Backed                                                                        7,614
                           Securities Trust, Series 03-K, Class
                           1A2, 4.51%, 11/25/33 *

                  25,900   Wells Fargo Mortgage Backed                                                                       25,878
                           Securities Trust, Series 03-K, Class
                           2A2, 4.52%, 11/25/33 *

                   4,368   Wells Fargo Mortgage Backed                                                                        4,331
                           Securities Trust, Series 04-H, Class
                           A2, 4.54%, 6/25/34 *

                     407   Westpac Securitization Trust, Series                                                                 406
                           99-1G, Class A, 1.93%, 5/19/30 *                                                               ---------

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS                                                                                   639,830
                                                                                                                          ---------
CORPORATE BONDS (2.2%):

Airlines (0.3%):

                   4,688   American Airlines, Series 02-1, Class                                                              4,714
                           G, 2.57%, 9/23/07 *

                     758   Delta Airlines, Inc., 2.41%, 1/25/08 *                                                               763
                           (b)

                     300   Delta Airlines, Inc., Series 02-1,                                                                   305
                           Class G2, 6.42%, 7/2/12

                     495   United Airlines, Inc., Series 00-1,                                                                  407
                           Class A1, 7.78%, 1/1/14                                                                       ----------
                                                                                                                              6,189
                                                                                                                         ----------

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

Banking, Finance & Insurance (1.7%):

                   3,000   Banponce Corp., 6.75%, 12/15/05                                                                    3,129

                   1,000   Bear Stearns Co., Inc., 6.25%,                                                                     1,030
                           7/15/05

                   3,000   Ford Motor Credit Co., 3.54%,                                                                      3,003
                           10/25/04 *

                   1,000   Ford Motor Credit Co., 2.06%,                                                                      1,001
                           7/18/05, Series MTN *

                   7,000   GMAC, 3.63%, 5/19/05 *                                                                             7,063

                   2,080   GMAC, 6.13%, 9/15/06                                                                               2,175

                     255   GMAC, 7.25%, 3/2/11                                                                                  273

                   1,000   Household Finance Corp., 7.88%,                                                                    1,107
                           3/1/07

                   5,000   Merrill Lynch & Co., 0.00%, 10/1/14                                                                5,000
                           *

                     400   MGIC Investment Corp., 6.00%,                                                                        425
                           3/15/07

                   1,150   Morgan Stanley Dean Witter, 5.80%,                                                                 1,221
                           4/1/07

                   5,000   PNC Funding Corp., 1.55%,                                                                          5,001
                           10/29/04 *

                   1,250   Popular North America, Inc., Series                                                                1,321
                           E, 6.13%, 10/15/06

                   4,000   Popular North America, Inc., 4.25%,                                                                4,078
                           4/1/08

                   1,195   Unionbancal Corp., 5.75%, 12/1/06                                                                  1,265
                                                                                                                         ----------
                                                                                                                             37,092
                                                                                                                         ----------

Multimedia (0.1%):

                   2,000   AOL Time Warner, Inc., 5.63%,                                                                      2,036
                           5/1/05                                                                                        ----------

Utilities (0.1%):

                     700   Appalachian Power Co., Series E,                                                                     709
                           4.80%, 6/15/05

                     400   DTE Energy Co., 7.05%, 6/1/11                                                                        452

                     400   Exelon Generation Co., LLC, 6.95%,                                                                   453
                           6/15/11                                                                                       ----------

                                                                                                                              1,614
                                                                                                                         ----------

TOTAL CORPORATE BONDS                                                                                                        46,931
                                                                                                                         ----------

U.S. GOVERNMENT AGENCY MORTGAGES (42.5%):
Fannie Mae (28.6%):

                      26   5.75%, 9/1/06, Pool #411526                                                                           26

                   1,250   8.00%, 11/25/06, Series 91-150,                                                                    1,294
                           Class G

                     373   2.62%, 10/25/07, Series 92-187,                                                                      372
                           Class FA*

                   1,000   3.13%, 10/25/07, Series 92-179,                                                                    1,022
                           Class FB*

                     613   3.14%, 11/25/07, Series 92-190,                                                                      620
                           Class F*

                     277   7.00%, 1/1/08, Pool #124660                                                                          290

                     679   6.00%, 3/25/08, Series 93-209,                                                                       680
                           Class H

                     117   2.67%, 5/25/08, Series 93-93, Class                                                                  117
                           FC*

                     149   6.50%, 9/1/08, Pool #253996                                                                          154

                   1,071   2.62%, 9/25/08, Series 93-186,                                                                     1,063
                           Class F*

                     261   8.30%, 10/25/08, Series 93-197,                                                                      275
                           Class SC*

                      42   2.08%, 3/25/09, Series 94-89, Class                                                                   42
                           FA*

                   1,899   0.00%, 4/25/09, Series 02-79, Class                                                                1,744
                           PO

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                  14,907   4.50%, 4/25/09, Series 03-74, Class                                                               15,055
                           BN

                     120   3.12%, 5/1/09, Pool #433995,                                                                         121
                           ARM*

                  11,168   2.12%, 5/25/09, Series 02-27, Class                                                               11,213
                           FW*

                      77   3.29%, 6/1/09, Pool #433992,                                                                          78
                           ARM*

                     609   6.00%, 7/1/09, Pool #252635                                                                          643

                     153   7.50%, 8/1/10, Pool #139598                                                                          163

                     104   7.50%, 8/1/10, Pool #139597                                                                          110

                  10,299   5.50%, 9/25/10, Series 03-19, Class                                                               10,742
                           VA

                     309   7.50%, 10/1/10, Pool #139596                                                                         330

                     262   7.00%, 12/1/10, Pool #325522                                                                         279

                     452   6.00%, 1/25/11, Series 01-61, Class                                                                  455
                           VR

                   1,118   5.50%, 1/1/12, Pool #629664                                                                        1,170

                   5,122   7.00%, 7/18/12, Series 97-46, Class                                                                5,416
                           PT

                   3,324   5.50%, 9/1/12, Pool #254470                                                                        3,478

                     178   8.00%, 9/1/12, Pool #576799                                                                          190

                   2,582   5.00%, 11/1/12, Pool #254508                                                                       2,659

                   2,509   5.50%, 11/1/12, Pool #254542                                                                       2,626

                     633   8.00%, 11/1/12, Pool #535710                                                                         676

                   3,423   5.00%, 12/1/12, Pool #254584                                                                       3,525

                  13,998   4.50%, 1/1/13, Pool #254646                                                                       14,161

                  35,177   4.50%, 6/1/13, Pool #254758                                                                       35,571

                  22,103   5.00%, 6/1/13, Pool #254805                                                                       22,877

                  31,830   4.50%, 7/1/13, Pool #254806                                                                       32,178

                   9,786   4.50%, 8/1/13, Pool #254864                                                                        9,977

                   3,368   5.00%, 11/1/13, Pool #255013                                                                       3,486

                   1,685   7.00%, 3/1/14, Pool #583108                                                                        1,757

                     161   7.00%, 5/1/14, Pool #250045                                                                          173

                     233   6.00%, 8/1/14, Pool #598032                                                                          245

                     323   3.51%, 9/1/14, Pool #403212,                                                                         329
                           ARM*

                     370   3.58%, 10/1/14, Pool #403184,                                                                        375
                           ARM*

                     626   6.00%, 10/25/14, Series 02-12,                                                                       629
                           Class PD

                     266   8.50%, 11/1/14, Pool #533321                                                                         287

                   1,851   6.50%, 12/25/14, Series 01-45,                                                                     1,860
                           Class PD

                   1,502   5.04%, 3/1/15, Pool #207335,                                                                       1,537
                           ARM*

                       9   3.88%, 6/1/15, Pool #28023, ARM*                                                                       9

                   7,018   5.71%, 8/1/15, Pool #323127,                                                                       7,194
                           ARM*

                      12   3.88%, 10/1/15, Pool #28032,                                                                          12
                           ARM*

                      52   5.33%, 1/1/16, Pool #403189,                                                                          52
                           ARM*

                      61   8.00%, 2/1/16, Pool #594600                                                                           65

                   2,171   7.00%, 3/1/16, Pool #633691                                                                        2,305

                  36,866   2.02%, 3/25/16, Series 03-87, Class                                                               36,948
                           HF*

                     173   6.50%, 4/1/16, Pool #344051                                                                          183

                     486   8.00%, 5/1/16, Pool #605390                                                                          519

                     164   8.00%, 7/1/16, Pool #600171                                                                          176

                     923   6.50%, 8/1/16, Pool #38038*                                                                          969

                      84   8.00%, 8/1/16, Pool #605439                                                                           89

                     378   8.00%, 9/1/16, Pool #618811                                                                          404

                     182   3.48%, 10/1/16, Pool #401187,                                                                        184
                           ARM*

                     152   8.00%, 10/1/16, Pool #624652                                                                         162

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                     121   4.19%, 11/1/16, Pool #403210,                                                                        124
                           ARM*

                   2,984   5.50%, 11/1/16, Pool #618192                                                                       3,093

                   5,000   5.00%, 11/25/16, Series 03-35,                                                                     5,080
                           Class MD

                      30   3.25%, 3/1/17, Pool #47109                                                                            31

                   1,115   5.50%, 4/25/17, Series 02-18, Class                                                                1,168
                           PC

                     108   3.13%, 6/1/17, Pool #55062, ARM*                                                                     109

                      21   3.06%, 7/1/17, Pool #53643, ARM*                                                                      22

                     373   3.07%, 7/1/17, Pool #57750, ARM*                                                                     381

                     484   8.50%, 8/1/17, Pool #454028                                                                          531

                     114   3.00%, 9/1/17, Pool #59529, ARM*                                                                     116

                   9,639   6.00%, 9/1/17, Pool #656026                                                                       10,117

                      30   3.06%, 11/1/17, Pool #58636,                                                                          30
                           ARM*

                  13,908   2.02%, 12/25/17, Series 02-77,                                                                    13,979
                           Class FY*

                     280   3.14%, 3/1/18, Pool #70854, ARM*                                                                     285

                   4,368   5.50%, 3/1/18, Pool #726364                                                                        4,526

                  20,775   1.92%, 3/25/18, Series 03-17, Class                                                               20,826
                           FN*

                     361   2.99%, 5/1/18, Pool #75505, ARM*                                                                     368

                      85   2.90%, 6/1/18, Pool #70793, ARM*                                                                      86

                     232   2.18%, 6/25/18, Series 88-15, Class                                                                  234
                           B*

                   6,450   6.50%, 6/25/18, Series 02-16, Class                                                                6,626
                           VD

                     210   3.47%, 8/1/18, Pool #403186,                                                                         214
                           ARM*

                   2,022   3.15%, 11/1/18, Pool #313539*                                                                      2,072

                     799   3.98%, 11/1/18, Pool #105527,                                                                        812
                           ARM*

                      92   3.04%, 4/1/19, Pool #66384, ARM*                                                                      94

                     512   5.23%, 4/1/19, Pool #702114,                                                                         509
                           ARM*

                     182   3.07%, 7/1/19, Pool #128938,                                                                         185
                           ARM*

                     888   3.93%, 8/1/19, Pool #702112,                                                                         903
                           ARM*

                     230   4.14%, 8/1/19, Pool #401184,                                                                         233
                           ARM*

                   2,939   4.15%, 9/1/19, Pool #793428*                                                                       2,990

                      25   8.75%, 11/25/19, Series 89-77,                                                                        27
                           Class J

                       7   9.00%, 11/25/19, Series 89-89,                                                                         8
                           Class H

                     407   6.00%, 1/1/20, Pool #90031, ARM*                                                                     417

                     175   5.46%, 5/1/20, Pool #96195*                                                                          181

                     123   3.07%, 6/1/20, Pool #111024,                                                                         126
                           ARM*

                     536   10.00%, 6/25/20, Series 90-64,                                                                       608
                           Class Z

                   1,106   3.36%, 7/1/20, Pool #133558,                                                                       1,133
                           ARM*

                     415   3.25%, 12/1/20, Pool #116590,                                                                        426
                           ARM*

                   1,353   2.34%, 12/25/20, Series 90-145,                                                                    1,351
                           Class A*

                     373   3.25%, 4/1/21, Pool #70983, ARM*                                                                     383

                  15,478   6.04%, 7/25/21, Series 03-60, Class                                                                1,563
                           SB, IO*

                   8,165   6.04%, 7/25/21, Series 03-60, Class                                                                  825
                           SA, IO*

                     146   9.00%, 8/1/21, Pool #348983                                                                          164

                     770   8.00%, 10/25/21, Series 91-142,                                                                      832
                           Class Pl

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                     109   4.14%, 11/1/21, Pool #124510,                                                                        112
                           ARM*

                     891   2.93%, 11/25/21, Series 91-156,                                                                      905
                           Class F*

                  32,558   6.04%, 5/25/22, Series 03-34, Class                                                                3,235
                           BS, IO*

                       2   8103.75%, 5/25/22, Series 92-91,                                                                     293
                           Class SQ, IE

                   2,085   7.00%, 7/25/22, Series 92-112,                                                                     2,226
                           Class GB

                     661   8.00%, 7/25/22, Series G92-44,                                                                       716
                           Class ZQ

                      34   5.40%, 8/25/22, Series 92-154,                                                                         5
                           Class SA, IO

                      77   7.25%, 9/1/22, Pool #209164                                                                           83

                      40   7.25%, 9/1/22, Pool #184013                                                                           43

                     176   7.25%, 9/1/22, Pool #198429                                                                          189

                     454   9.48%, 12/25/22, Series 93-225,                                                                      475
                           Class VO, IF*

                       7   6.50%, 1/25/23, Series 94-51, Class                                                                    7
                           PH

                     915   7.31%, 2/25/23, Series 93-27, Class                                                                  872
                           S*

                     204   3.30%, 3/1/23, Pool #202670,                                                                         207
                           ARM*

                   1,832   0.00%, 5/25/23, Series 93-146,                                                                     1,625
                           Class E, PO

                   1,839   6.50%, 5/25/23, Series 94-110,                                                                     1,940
                           Class H

                      39   7.50%, 6/1/23, Pool #50748                                                                            42

                   4,230   5.00%, 7/25/23, Series 94-30, Class                                                                4,315
                           JA

                     195   6.50%, 7/25/23, Series 93-119,                                                                       209
                           Class H*

                     742   2.78%, 9/25/23, Series 93-165,                                                                       760
                           Class FH*

                     306   3.09%, 11/1/23, Pool #241828,                                                                        315
                           ARM*

                   5,671   6.90%, 11/25/23, Series 94-62,                                                                     5,893
                           Class PH

                      59   2.73%, 4/1/24, Pool #276617*                                                                          60

                   8,475   6.50%, 8/17/24, Series G94-9, Class                                                                8,988
                            PJ

                     274   8.50%, 10/1/24, Pool #345876                                                                         303

                      64   7.50%, 11/1/24, Pool #331955                                                                          68

                      84   9.00%, 4/1/25, Pool #370122                                                                           94

                      60   3.48%, 7/1/25, Pool #326092*                                                                          62

                      26   9.00%, 8/1/25, Pool #361354                                                                           29

                  14,384   2.02%, 8/25/25, Series 04-33, Class                                                               14,499
                           FW*

                     388   3.48%, 6/1/26, Pool #313555*                                                                         405

                   1,916   3.98%, 8/1/26, Pool #423291                                                                        1,986

                     169   3.00%, 9/1/26, Pool #368815*                                                                         172

                     413   0.00%, 11/25/26, Series 97-47,                                                                       410
                           Class PA, PO

                      45   3.60%, 12/1/26, Pool #368111*                                                                         47

                     185   7.00%, 3/1/27, Pool #595470                                                                          198

                      25   3.32%, 7/1/27, Pool #123496,                                                                          25
                           ARM*

                     610   3.49%, 7/1/27, Pool #70179*                                                                          631

                     555   7.50%, 10/20/27, Series 97-74,                                                                       591
                           Class E

                     102   4.54%, 1/1/28, Pool #60679, ARM*                                                                     104

                     310   3.66%, 11/1/28, Pool #541969*                                                                        315

                   1,404   4.39%, 12/1/28, Pool #535984*                                                                      1,441

                     636   3.88%, 1/1/29, Pool #70849, ARM*                                                                     652

                     822   3.94%, 3/1/29, Pool #576757*                                                                         848

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                     127   3.67%, 5/1/29, Pool #323798,                                                                         131
                           ARM*

                     206   3.07%, 6/1/29, Pool #89406, ARM*                                                                     209

                      86   3.53%, 11/1/29, Pool #524833*                                                                         90

                     186   3.42%, 4/1/30, Pool #532523*                                                                         195

                  10,771   2.27%, 4/25/30, Series 02-92, Class                                                               10,855
                           FB*

                     175   7.90%, 5/1/30, Pool #540206,                                                                         183
                           ARM*

                     310   3.72%, 7/1/30, Pool #523628*                                                                         319

                     133   3.90%, 7/1/30, Pool #546016*                                                                         137

                     516   3.00%, 8/1/30, Pool #561814*                                                                         524

                     453   7.50%, 10/1/30, Pool #567874                                                                         486

                     654   4.99%, 11/1/30, Pool #594577,                                                                        676
                           ARM*

                     174   12.00%, 11/1/30, Pool #570566*                                                                       203

                     641   3.65%, 1/1/31, Pool #124945,                                                                         659
                           ARM*

                     132   3.00%, 2/1/31, Pool #581263*                                                                         134

                      19   3.46%, 2/1/31, Pool #562809,                                                                          20
                           ARM*

                   8,522   1.85%, 2/17/31, Series 01-9, Class                                                                 8,543
                           F*

                     202   5.95%, 5/1/31, Pool #579354*                                                                         210

                     909   6.21%, 5/1/31, Pool #574565,                                                                         932
                           ARM*

                   3,000   6.00%, 7/25/31, Series 01-33, Class                                                                  550
                           ID, IO

                     256   3.00%, 8/1/31, Pool #607995,                                                                         260
                           ARM*

                     774   6.50%, 11/1/31, Pool #610671                                                                         813

                   8,571   3.56%, 4/1/32, Pool #847263*                                                                       8,887

                     442   2.96%, 3/1/33, Pool #238575,                                                                         449
                           ARM*

                  20,959   4.24%, 4/1/33, Pool #699987,                                                                      21,188
                           ARM*

                  14,689   3.72%, 5/1/33, Pool #555563,                                                                      15,155
                           ARM*

                  12,785   5.50%, 5/1/33, Pool #702435                                                                       12,986

                  10,550   5.50%, 6/1/33, Pool #687590                                                                       10,716

                   9,943   5.50%, 6/1/33, Pool #689508                                                                       10,100

                   3,786   2.02%, 8/25/33, Series 03-72, Class                                                                3,765
                           JF*

                  12,343   4.00%, 9/1/33, Series 343, Class 23,                                                               1,759
                           IO

                   7,230   5.50%, 1/1/34, Pool #755615                                                                        7,343

                   9,607   1.97%, 1/25/34, Series 04-17, Class                                                                9,648
                           BF*

                   1,926   5.01%, 2/1/34, Pool #788301*                                                                       1,937

                   4,861   5.50%, 2/1/34, Pool #759873                                                                        4,938

                  21,537   2.02%, 7/25/34, Series 04-54, Class                                                               21,569
                           FL*

                   5,295   6.00%, 8/1/34, Pool #789064                                                                        5,487

                   3,787   4.55%, 5/1/35, Pool #544882,                                                                       3,888
                           ARM*

                     349   3.94%, 3/1/38, Pool #545182,                                                                         356
                           ARM*

                  10,539   4.50%, 3/25/41, Series 02-T6, Class                                                               10,650
                           A4*

                   4,799   7.50%, 7/25/41, Series 01-T8, Class                                                                5,193
                           A1

                  19,247   4.54%, 10/25/42, Series 03-W4,                                                                    19,964
                           Class 5A*

                  15,834   3.99%, 12/25/42, Series 03-W15,                                                                   16,394
                           Class 3A*

                   2,670   7.50%, 12/25/42, Series 03-W1,                                                                     2,889
                           Class 2A

                   6,523   6.50%, 1/25/44, Series 04-T1, Class                                                                6,855
                           1A2

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                   5,834   1.97%, 2/25/44, Series 04-W2, Class                                                                5,817
                           1A3F*

                   8,414   4.32%, 2/25/44, Series 04-W2, Class                                                                8,654
                           4A*                                                                                           ----------

                                                                                                                            624,240
                                                                                                                         ----------

Freddie Mac (10.6%):

                      12   7.50%, 7/15/06, Series 1106, Class                                                                    12
                           E

                   8,956   4.00%, 8/15/07, Series 2485, Class                                                                 9,028
                           CB

                     803   7.50%, 12/15/07, Series 1449, Class                                                                  830
                           HA

                      80   6.75%, 4/15/08, Series 1506, Class                                                                    81
                           PH

                     401   6.50%, 5/15/08, Series 1513, Class                                                                   405
                           AD

                     676   2.63%, 8/15/08, Series 1575, Class                                                                   681
                           F*

                     355   3.53%, 10/15/08, Series 1600, Class                                                                  356
                           FB*

                   1,081   6.00%, 11/1/08, Pool #M80717                                                                       1,112

                   1,443   12.78%, 11/15/08, Series 1604,                                                                     1,565
                           Class MB, IF*

                   1,195   13.12%, 12/15/08, Series 1625,                                                                     1,345
                           Class SC, IF*

                     150   7.00%, 4/1/09, Pool #E00293                                                                          159

                   1,496   6.50%, 5/15/09, Series 1628, Class                                                                 1,518
                           LC

                     206   7.50%, 8/1/09, Gold Pool #G10740                                                                     219

                   1,938   2.10%, 10/15/09, Series 2517, Class                                                                1,947
                           FE*

                     263   8.00%, 12/1/09, Pool #G10314                                                                         280

                   1,934   7.00%, 1/1/10, Pool #E84820                                                                        2,040

                       8   8.00%, 1/1/10, Gold Pool #E00355                                                                       9

                     222   8.00%, 1/1/10, Pool #G10307                                                                          237

                      32   8.00%, 4/1/10, Gold Pool #E00371                                                                      35

                   1,146   6.50%, 9/1/10, Pool #E80051                                                                        1,211

                     582   7.50%, 9/1/10, Gold Pool #E62448                                                                     618

                     377   6.00%, 6/15/11, Series 2366, Class                                                                   393
                           VG

                      73   7.00%, 8/1/11, Pool #E20257                                                                           77

                     599   5.00%, 9/1/12, Pool #E91502                                                                          612

                     954   5.00%, 9/1/12, Pool #E91564                                                                          981

                   1,990   5.00%, 9/1/12, Pool #E91503                                                                        2,034

                   6,384   5.00%, 9/1/12, Pool #E91563                                                                        6,526

                   1,136   5.00%, 9/1/12, Pool #E91154                                                                        1,161

                     993   5.50%, 9/1/12, Pool #E91506                                                                        1,031

                  11,260   5.50%, 10/1/12, Pool #E93400                                                                      11,692

                      91   8.00%, 10/15/12, Series 2006, Class                                                                   12
                           I

                   7,657   6.50%, 8/1/13, Pool #G11135                                                                        8,113

                      26   0.00%, 8/15/13, Series 2299, Class                                                                    26
                           DP, PO

                     441   8.00%, 9/1/13, Pool #E81098                                                                          468

                     165   18.23%, 10/15/13, Series 1607,                                                                       201
                           Class SA, IF*

                   1,284   6.00%, 8/1/14, Pool #E81098                                                                        1,349

                   4,403   5.50%, 5/15/15, Series 2391, Class                                                                 4,483
                           QT

                     595   5.00%, 11/15/15, Series 2496, Class                                                                  600
                           BA

                     762   6.50%, 6/1/16, Pool #E84252                                                                          807

                     935   6.50%, 6/1/16, Pool #E84244                                                                          990

                   1,342   6.50%, 8/1/16, Pool #E85148                                                                        1,421

                   1,455   6.50%, 8/15/16, Series 2345, Class                                                                 1,536
                           PQ

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                     239   8.00%, 9/1/16, Pool #E85304                                                                          255

                   1,157   6.50%, 10/1/16, Pool #E85989                                                                       1,225

                  13,800   4.50%, 10/15/16, Series 2628, Class                                                                2,405
                           IP, IO*

                   1,132   6.00%, 4/1/17, Pool #E89007                                                                        1,188

                     251   8.00%, 6/1/17, Gold Pool #C90178                                                                     274

                     161   3.23%, 3/1/18, Pool #775209,                                                                         163
                           ARM*

                     597   3.68%, 5/1/18, Pool #840160*                                                                         614

                      70   3.63%, 6/1/18, Pool #770223,                                                                          71
                           ARM*

                     258   3.24%, 8/1/18, Pool #775361,                                                                         260
                           ARM*

                     224   3.85%, 11/1/18, Pool #840079,                                                                        229
                           ARM*

                  11,895   5.50%, 12/15/18, Series 2666, Class                                                                1,437
                           OI, IO

                      77   3.01%, 2/1/19, Pool #420108*                                                                          77

                       5   3.28%, 2/1/19, Pool #755033*                                                                           5

                     783   3.46%, 7/1/19, Pool #846489*                                                                         806

                     275   4.70%, 8/1/19, Pool  #645036*                                                                        283

                      15   3.66%, 1/1/20, Pool #420166*                                                                          15

                     230   12.01%, 5/15/20, Series 2289, Class                                                                  268
                           NA

                     213   3.69%, 1/1/21, Pool #775425,                                                                         214
                           ARM*

                     213   2.58%, 4/15/21, Series 1071, Class                                                                   212
                           F*

                      28   4.47%, 12/1/21, Pool #645083*                                                                         28

                      45   7.85%, 12/20/21, Pool #2314478                                                                        49

                     260   3.51%, 6/1/22, Pool #846013*                                                                         268

                     215   8.00%, 8/15/22, Series 1343, Class                                                                   224
                           LA

                     228   2.78%, 9/15/22, Series 1370, Class                                                                   232
                           JA*

                     188   3.98%, 10/15/22, Series 1379, Class                                                                  191
                           W*

                   6,468   7.33%, 10/25/22, Series 1, Class S,                                                                  499
                           IO*

                      10   6.75%, 11/15/22, Series 1552, Class                                                                   10
                           H

                   2,946   3.58%, 1/1/23, Pool #611299*                                                                       3,040

                   3,448   3.81%, 1/1/23, Pool #611203*                                                                       3,562

                     717   3.61%, 2/1/23, Pool #845297*                                                                         747

                      32   2.42%, 5/15/23, Series 1508, Class                                                                    32
                           KA*

                   1,604   0.00%, 3/15/24, Series 2033, Class                                                                 1,428
                           PR, PO

                   2,894   0.00%, 3/15/24, Series 1689, Class                                                                 2,572
                           M, PO

                     330   3.73%, 4/1/24, Pool #755288*                                                                         340

                     164   9.00%, 2/1/25, Pool #C00387                                                                          184

                   1,319   8.00%, 2/15/25, Series 1771, Class                                                                 1,407
                           PK

                     123   3.50%, 6/1/25, Pool #846144,                                                                         127
                           ARM*

                     161   8.00%, 12/15/25, Series 2193, Class                                                                   11
                           PS, IF, IO*

                     238   3.45%, 6/1/26, Pool #785586,                                                                         244
                           ARM*

                   1,374   3.44%, 12/1/26, Pool #785866,                                                                      1,417
                           ARM*

                   1,191   3.56%, 12/1/26, Pool #755248*                                                                      1,232

                     748   3.58%, 1/1/27, Pool #611141*                                                                         773

                     414   6.00%, 5/15/27, Series 1981, Class                                                                   429
                           Z

                   2,366   7.00%, 7/15/27, Series 1974, Class                                                                 2,482
                           ZA

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                     953   3.69%, 8/1/27, Pool #788688*                                                                         976

                     387   3.65%, 11/1/27, Pool #788665*                                                                        396

                     400   8.00%, 11/1/27, Pool #421016                                                                         437

                   1,565   3.57%, 12/1/27, Pool #846774*                                                                      1,628

                      38   7.50%, 5/1/28, Pool #C35263                                                                           42

                   1,941   6.75%, 5/15/28, Series 2057, Class                                                                 2,033
                           PE

                     528   3.75%, 7/1/28, Pool #788664*                                                                         544

                     312   8.50%, 7/1/28, Gold Pool #G00981                                                                     344

                      32   4.16%, 11/1/28, Pool #410885*                                                                         33

                     757   3.58%, 10/1/29, Pool #786902*                                                                        781

                      51   3.51%, 11/1/29, Pool #410732*                                                                         53

                     123   3.83%, 12/1/29, Pool #846716*                                                                        128

                     668   4.44%, 1/1/30, Pool #645242*                                                                         689

                     507   3.55%, 4/1/30, Pool #846812*                                                                         528

                   3,436   4.35%, 6/1/30, Pool #420191*                                                                       3,542

                      85   3.05%, 7/1/30, Pool #390257*                                                                          85

                   2,799   3.65%, 7/1/30, Pool #611278*                                                                       2,915

                     515   7.50%, 10/15/30, Series 2261, Class                                                                  536
                           ZY

                   1,625   12.51%, 2/15/32, Series 2416, Class                                                                1,728
                           SA*

                   1,010   12.80%, 2/17/32, Series 2416, Class                                                                1,075
                           SH*

                   1,773   6.50%, 4/1/32, Pool #C66034                                                                        1,862

                  41,728   2.05%, 6/15/32, Series 2594, Class                                                                41,723
                           OF*

                  18,497   2.15%, 7/15/33, Series 2649, Class                                                                18,369
                           FK*

                  23,748   2.00%, 2/15/34, Series 2750, Class                                                                23,790
                           FG*

                     517   0.00%, 9/25/42, Series T-51, Class                                                                   451
                           1A, PO

                   9,137   4.42%, 2/25/43, Series T-54, Class                                                                 9,344
                           4A*

                   4,461   6.50%, 2/25/43, Series T-54, Class                                                                 4,719
                           2A

                  11,095   6.50%, 9/25/43, Series T-51, Class                                                                11,733
                           1A                                                                                            ----------

                                                                                                                            230,214
                                                                                                                         ----------

Government National Mortgage Assoc. (3.3%):

                      26   5.00%, 7/20/15, Pool #8056*                                                                           26

                      47   3.38%, 1/20/16, Pool #8092*                                                                           47

                     145   4.00%, 1/20/16, Pool #8094*                                                                          145

                     238   3.38%, 2/20/16, Pool #8100*                                                                          240

                     211   3.38%, 5/20/16, Pool #8127, ARM*                                                                     213

                      99   3.38%, 6/20/16, Pool #8137, ARM*                                                                     100

                      41   4.63%, 12/20/16, Pool #28178*                                                                         42

                      73   3.38%, 3/20/17, Pool #8204*                                                                           74

                      63   3.38%, 3/20/17, Pool #8205*                                                                           64

                     180   3.38%, 5/20/17, Pool #8224*                                                                          182

                      37   4.75%, 7/20/17, Pool #8240*                                                                           37

                      69   4.75%, 7/20/17, Pool #8243*                                                                           70

                     150   4.75%, 7/20/17, Pool #8242*                                                                          152

                     609   4.75%, 8/20/17, Pool #8252*                                                                          617

                     122   4.63%, 10/20/17, Pool #8276*                                                                         123

                      40   4.63%, 11/20/17, Pool #8283*                                                                          41

                      90   4.63%, 12/20/17, Pool #8296*                                                                          91

                      37   4.63%, 12/20/17, Pool #8294*                                                                          38

                     124   3.38%, 2/20/18, Pool #8318*                                                                          125

                      93   3.50%, 2/20/18, Pool #8320*                                                                           94

                      86   3.50%, 3/20/18, Pool #8332*                                                                           86

                      71   4.00%, 3/20/18, Pool #8333*                                                                           73

                      35   3.38%, 4/20/18, Pool #8342*                                                                           35

                      33   5.25%, 8/20/18, Pool #8391*                                                                           33

                      68   4.63%, 10/20/18, Pool #8416*                                                                          68

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                      85   4.63%, 10/20/18, Pool #8417*                                                                          86

                      33   3.38%, 3/20/19, Pool #8474, ARM*                                                                      34

                      62   4.75%, 8/20/19, Pool #8537*                                                                           62

                     208   4.75%, 9/20/19, Pool #8548*                                                                          210

                      41   4.63%, 10/20/19, Pool #8570,                                                                          41
                           ARM*

                      19   3.38%, 4/20/20, Pool #8630*                                                                           19

                      45   3.38%, 6/20/20, Pool #8653*                                                                           45

                      39   3.50%, 6/20/20, Pool #8656*                                                                           40

                      71   4.63%, 10/20/20, Pool #8704*                                                                          72

                      72   7.85%, 12/20/20, Pool #289683                                                                         79

                     103   7.85%, 12/20/20, Pool #289712                                                                        112

                     388   3.38%, 1/20/21, Pool #8738*                                                                          391

                      57   7.85%, 1/20/21, Pool #289660                                                                          63

                     576   3.38%, 3/20/21, Pool #8762*                                                                          581

                      42   3.38%, 5/20/21, Pool #8786, ARM*                                                                      43

                     165   3.38%, 5/20/21, Pool #8785*                                                                          167

                      27   3.38%, 5/20/21, Pool #8784*                                                                           27

                     116   3.38%, 6/20/21, Pool #8796*                                                                          118

                      89   4.75%, 8/20/21, Pool #8826*                                                                           90

                   3,779   1.88%, 9/26/21, Series 02-31, Class                                                                3,786
                           FC*

                      26   4.63%, 10/20/21, Pool #8859*                                                                          27

                     113   7.40%, 10/20/21, Pool #313393                                                                        122

                     226   7.40%, 10/20/21, Pool #289752                                                                        244

                     188   4.63%, 11/20/21, Pool #28871*                                                                        191

                      18   4.63%, 11/20/21, Pool #8875*                                                                          18

                     225   4.63%, 12/20/21, Pool #8882*                                                                         228

                      31   3.38%, 1/20/22, Pool #8897*                                                                           32

                      42   3.38%, 1/20/22, Pool #8902, ARM*                                                                      42

                     119   3.38%, 1/20/22, Pool #8898*                                                                          120

                     126   7.40%, 2/20/22, Pool #314483                                                                         136

                      41   3.38%, 3/20/22, Pool #8931*                                                                           41

                      75   7.40%, 3/20/22, Pool #314500                                                                          81

                      12   3.38%, 4/20/22, Pool #8960, ARM*                                                                      12

                     202   3.38%, 4/20/22, Pool #8956*                                                                          204

                      60   3.38%, 4/20/22, Pool #8950*                                                                           60

                     343   3.38%, 5/20/22, Pool #8974*                                                                          346

                     608   3.38%, 5/20/22, Pool #8972*                                                                          613

                     310   3.38%, 5/20/22, Pool #8976*                                                                          312

                      34   3.38%, 6/20/22, Pool #8990*                                                                           34

                     671   3.38%, 6/20/22, Pool #8992*                                                                          676

                      33   3.38%, 6/20/22, Pool #8994*                                                                           34

                     251   3.38%, 6/20/22, Pool #8996*                                                                          253

                     248   4.75%, 8/20/22, Pool #8038*                                                                          251

                     279   4.75%, 8/20/22, Pool #8041*                                                                          283

                     185   7.25%, 8/20/22, Pool #334396                                                                         198

                     141   7.25%, 8/20/22, Pool #334406                                                                         151

                     193   4.75%, 9/20/22, Pool #8052*                                                                          195

                      64   4.75%, 9/20/22, Pool #8042, ARM*                                                                      65

                      20   4.63%, 11/20/22, Pool #8084*                                                                          20

                     234   7.25%, 11/20/22, Pool #334422                                                                        251

                      83   4.63%, 12/20/22, Pool #8087,                                                                          85
                           ARM*

                      93   4.63%, 12/20/22, Pool #8089,                                                                          95
                           ARM*

                      48   4.63%, 12/20/22, Pool #8113,                                                                          49
                           ARM*

                      19   3.38%, 1/20/23, Pool #8115, ARM*                                                                      19

                      76   3.38%, 2/20/23, Pool #8144, ARM*                                                                      77

                     106   3.38%, 2/20/23, Pool #8146, ARM*                                                                     107

                      53   7.25%, 3/20/23, Pool #362094                                                                          57

                     126   3.38%, 4/20/23, Pool #8052*                                                                          127

                      52   3.38%, 4/20/23, Pool #8188, ARM*                                                                      53

                      31   3.38%, 5/20/23, Pool #8208*                                                                           32

                     464   3.38%, 5/20/23, Pool #8191*                                                                          468

                     567   3.38%, 6/20/23, Pool #8216*                                                                          572

                     264   3.38%, 6/20/23, Pool #8226*                                                                          267

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                      55   3.38%, 6/20/23, Pool #8217*                                                                           55

                      67   4.75%, 8/20/23, Pool #8270*                                                                           68

                     410   4.75%, 9/20/23, Pool #8279*                                                                          415

                     124   7.50%, 10/20/23, Pool #1429                                                                          134

                     174   4.63%, 11/20/23, Pool #8324*                                                                         176

                      26   4.63%, 12/20/23, Pool #8337,                                                                          26
                           ARM*

                      28   4.63%, 12/20/23, Pool #8348*                                                                          28

                   1,601   3.38%, 1/20/24, Pool #8351*                                                                        1,612

                      54   3.38%, 2/20/24, Pool #8362*                                                                           54

                     378   3.38%, 4/20/24, Pool #8398*                                                                          381

                     279   3.38%, 5/20/24, Pool #8419*                                                                          281

                     105   3.38%, 5/20/24, Pool #8420*                                                                          106

                      60   3.38%, 5/20/24, Pool #8421*                                                                           60

                      16   3.38%, 5/20/24, Pool #8418*                                                                           16

                     368   7.00%, 6/15/24, Pool #378315                                                                         394

                     336   3.38%, 6/20/24, Pool #8443*                                                                          339

                     438   4.75%, 9/20/24, Pool #8502*                                                                          444

                   2,134   4.75%, 9/20/24, Pool #8506                                                                         2,166

                     174   9.00%, 11/15/24, Pool #780029                                                                        196

                      69   3.38%, 3/20/25, Pool #8605*                                                                           70

                      68   3.38%, 4/20/25, Pool #8621, ARM*                                                                      69

                     218   3.38%, 5/20/25, Pool #8628*                                                                          221

                   1,459   9.50%, 7/15/25, Pool #781090                                                                       1,656

                     216   8.00%, 7/20/25, Pool #2036                                                                           237

                      30   4.63%, 10/20/25, Pool #8722*                                                                          30

                   3,435   4.63%, 11/20/25, Pool #8746*                                                                       3,492

                     186   2.15%, 12/16/25, Series 00-35,                                                                       188
                           Class F*

                     273   4.63%, 12/20/25, Pool #8767*                                                                         277

                     510   3.38%, 3/20/26, Pool #8832*                                                                          515

                      30   4.75%, 7/20/26, Pool #28928*                                                                          30

                      45   4.75%, 7/20/26, Pool #8913*                                                                           46

                     304   8.00%, 8/20/26, Pool #2270                                                                           332

                     322   4.63%, 10/20/26, Pool #80000*                                                                        329

                      79   3.38%, 1/20/27, Pool #80030*                                                                          80

                     510   3.38%, 2/20/27, Pool #80047,                                                                         516
                           ARM*

                      79   3.38%, 2/20/27, Pool #80045*                                                                          80

                      57   3.38%, 3/20/27, Pool #80053*                                                                          58

                     888   3.38%, 3/20/27, Pool #80052,                                                                         896
                           ARM*

                      92   3.38%, 5/20/27, Pool #80072*                                                                          93

                     592   3.38%, 6/20/27, Pool #80085,                                                                         597
                           ARM*

                      82   4.75%, 7/20/27, Pool #80092                                                                           83

                     831   4.75%, 7/20/27, Pool #80094*                                                                         842

                     680   4.45%, 8/20/27, Pool #80106*                                                                         689

                   1,598   4.75%, 8/20/27, Pool #80104,                                                                       1,620
                           ARM*

                      36   4.75%, 9/20/27, Pool #80115*                                                                          37

                      89   4.75%, 9/20/27, Pool #80112,                                                                          90
                           ARM*

                      67   4.75%, 9/20/27, Pool #80127                                                                           68

                     158   8.00%, 10/15/27, Pool #412336                                                                        173

                     541   4.63%, 11/20/27, Pool #80134*                                                                        551

                      83   4.63%, 11/20/27, Pool #80138,                                                                         85
                           ARM*

                     369   4.63%, 11/20/27, Pool #80136                                                                         375

                      98   4.63%, 12/20/27, Pool #80143,                                                                        100
                           ARM*

                      92   4.38%, 2/20/28, Pool #80171*                                                                          93

                     911   3.25%, 3/20/28, Pool #80175,                                                                         911
                           ARM*

                      86   4.38%, 3/20/28, Pool #80178*                                                                          87

                     102   3.38%, 4/20/28, Pool #80188*                                                                         104

                     447   3.38%, 5/20/28, Pool #80198*                                                                         453

                   6,533   7.50%, 4/17/29, Series 99-27, Class                                                                7,003
                           ZA

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                     197   3.50%, 4/20/32, Pool #80595,                                                                         204
                           ARM*

                  35,460   5.50%, 6/20/32, Series 03-21, Class                                                                4,237
                           PI

                  12,106   2.02%, 4/25/33, Series 03-3F, Class                                                               12,125
                           3A2*

                   9,490   3.00%, 2/20/34, Series 04-11, Class                                                                9,402
                           PC, IO                                                                                        ----------

                                                                                                                             72,225
                                                                                                                         ----------

TOTAL U.S. GOVERNMENT AGENCY MORTGAGES                                                                                      926,679
                                                                                                                         ----------

U.S. GOVERNMENT AGENCY SECURITIES (0.2%):
Fannie Mae (0.2%):

                   5,000   4.41%, 2/17/09 *                                                                                   5,025
                                                                                                                         ----------

TOTAL U.S. GOVERNMENT AGENCY SECURITIES                                                                                       5,025
                                                                                                                         ----------

INVESTMENT COMPANIES  (2.8%):

                  59,892   One Group Prime Money Market                                                                      59,892
                           Fund, Class I (c)                                                                             ----------

TOTAL INVESTMENT COMPANIES                                                                                                   59,892
                                                                                                                         ----------

TOTAL (COST $2,199,032)(a)                                                                                               $2,207,266
                                                                                                                         ==========

------------

Percentages indicated are based on net assets of $2,176,524.

(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

Unrealized appreciation ................................              $ 16,189
Unrealized depreciation ................................                (7,955)
                                                                      --------
Net unrealized appreciation (depreciation) .............              $  8,234
                                                                      ========

Aggregate cost for federal income tax purposes differs from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities have been determined to be liquid under procedures established by the Board of Trustees.

(c)   Investment in affiliate.

(d) Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees.

(e)   Defaulted security.

* The interest rate for this variable rate bond, which will change periodically, is based upon prime rates or an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at September 30, 2004.

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

ONE GROUP MUTUAL FUNDS

SHORT-TERM BOND FUND

Schedule of Portfolio Investments                             September 30, 2004
(Amounts in thousands)
(Unaudited)

THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("THE LIST") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

     SHARES
       OR
    PRINCIPAL                 SECURITY
     AMOUNT                  DESCRIPTION                                  VALUE
     ------                  -----------                                  -----
ASSET BACKED SECURITIES (7.4%):

           532   Advanta Mortgage Loan Trust, Series                    $    563
                 00-2, Class A6, 7.72%, 3/25/15 *

            69   Advanta Mortgage Loan Trust, Series                          71
                 99-3, Class A4, 7.75%, 10/25/26

           300   Advanta Mortgage Loan Trust, Series                         311
                 99-2, Class A6, 6.82%, 5/25/29

           200   American Express Master Trust,                              204
                 Series 00-1, Class A, 7.20%, 9/17/07

           100   American Express Master Trust,                              100
                 Series 00-5, Class A, 1.74%, 4/15/08
                 *

         1,300   American Express Master Trust,                            1,353
                 Series 01-2, Class A, 5.53%,
                 10/15/08

           720   Americredit Automobile Receivables                          724
                 Trust, Series 02-1, Class A3, 4.23%,
                 10/6/06

         6,650   Americredit Automobile Receivables                        6,734
                 Trust, Series 01-D, Class A4, 4.41%,
                 11/12/08

         1,000   Americredit Automobile Receivables                        1,018
                 Trust, Series 02-A, Class A4, 4.61%,
                 1/12/09

           150   Americredit Automobile Receivables                          151
                 Trust, Series 02-C, Class A4, 3.55%,
                 2/12/09

           308   Americredit Automobile Receivables                          313
                 Trust, Series 01-B, Class A4, 5.37%,
                 6/12/08

           600   Americredit Automobile Receivables                          613
                 Trust, Series 02-B, Class A4, 4.46%,
                 4/12/09

           500   Amortizing Residential Collateral                           504
                 Trust, Series 02-BC6, Class M1,
                 2.37%, 8/25/32 *

            13   BankBoston Home Equity Loan                                  13
                 Trust, Series 98-2, Class A5, 6.14%,
                 2/25/19

           236   Bayview Financial Acquisition Trust,                        237
                 Series 02-CA, Class M1, 2.37%,
                 4/25/32 * (b)

           496   BMW Owners Trust, Series 03-A,                              495
                 Class A3, 1.94%, 2/25/07

            64   Capital Auto Receivables Asset                               65
                 Trust, Series 02-2, Class CTFS,
                 4.18%, 10/15/07

         1,550   Capital Auto Receivables Asset                            1,553
                 Trust, Series 03-1, Class A3A, 2.75%,
                  4/16/07

           700   Capital One Master Trust, Series                            701
                 01-7A, Class A, 3.85%, 8/15/07

           300   Capital One Master Trust, Series                            302
                 02-3A, Class B, 4.55%, 2/15/08

         1,000   Capital One Master Trust, Series                          1,044
                 01-5, Class A, 5.30%, 6/15/09

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.


                   1,105   Capital One Master Trust, Series                               1,207
                           98-1, Class A, 6.31%, 6/15/11

                     925   Capital One Master Trust, Series                                 955
                           00-2, Class B, 7.35%, 8/15/08

                   1,225   Capital One Master Trust, Series                               1,264
                           01-8A, Class A, 4.60%, 8/17/09

                      45   Capital One Multi-Asset Execution                                 46
                           Trust, Series 03-C2, Class C2, 4.32%,
                           4/15/09

                     326   Capital One Multi-Asset Execution                                329
                           Trust, Series 03-B2, Class B2, 3.50%,
                           2/17/09

                   1,000   Chase Credit Card Master Trust,                                1,010
                           Series 03-1, Class C, 2.70%, 4/15/08
                           * (d)

                     104   Chase Credit Card Master Trust,                                  104
                           Series 01-2, Class A, 1.72%, 9/15/08
                           * (d)

                   1,000   Chase Funding Loan Acquisition                                 1,003
                           Trust, Series 02-C1, Class IIM1,
                           2.30%, 1/25/32 * (d)

                     190   Chase Funding Mortgage Loan,                                     193
                           Series 02-2, Class 1A4, 4.88%,
                           8/25/28 (d)

                      47   Chase Funding Mortgage Loan,                                      47
                           Series 99-3, Class 11A1, 1.95%,
                           9/25/29 * (d)

                     154   Chase Manhattan Auto Owner Trust,                                155
                           Series 02-A, Class CTFS, 4.17%,
                           9/15/08 (d)

                     200   Chemical Master Credit Card Trust,                               208
                           Series 96-2, Class A, 5.98%, 9/15/08

                   5,000   CIT RV Trust, Series 98-A, Class B,                            5,195
                           6.29%, 1/15/17

                     745   Citibank Credit Card Issuance Trust,                             779
                           Series 00-C1, Class C1, 7.45%,
                           9/15/07

                     225   Citibank Credit Card Issuance Trust,                             235
                           Series 00-B1, Class B1, 7.05%,
                           9/17/07

                     700   Citibank Credit Card Issuance Trust,                             732
                           Series 00-A1, Class 41, 6.90%,
                           10/15/07

                   4,000   Citibank Credit Card Issuance Trust,                           3,988
                           Series 03-A5, Class A5, 2.50%,
                           4/7/08

                     820   Citibank Credit Card Issuance Trust,                             812
                           Series 04-A1, Class A1, 2.55%,
                           1/20/09

                     120   Citibank Credit Card Issuance Trust,                             122
                           Series 02-C1, Class C, 2.70%, 2/9/09*

                   3,000   Citibank Credit Card Issuance Trust,                           3,130
                           Series 02-A1, Class A1, 4.95%,
                           2/9/09

                     410   Citibank Credit Card Issuance Trust,                             432
                           Series 01-C3, Class C3, 6.65%,
                           5/15/08

                      50   Citibank Credit Card Issuance Trust,                              51
                           Series 02-C3, Class C3, 2.66%,
                           12/15/09 *

                     170   Citibank Credit Card Master Trust I,                             171
                           Series 99-7, Class B, 6.90%,
                           11/15/06

                   1,500   Citibank Credit Card Master Trust I,                           1,579
                           Series 99-5, Class B, 6.10%, 5/15/08

                     596   Citibank Credit Card Master Trust I,                             628
                           Series 99-5, Class B, 6.30%, 5/15/08

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.


                    285   Citibank Credit Card Master Trust I,                              312
                          Series 99-2, Class B, 6.15%, 3/10/11

                  2,800   CNH Equipment Trust, Series 03-B,                               2,794
                          Class A3B, 2.47%, 1/15/08

                    478   CS First Boston Mortgage Securities                               492
                          Corp., Series 02-HE4, Class AF,
                          5.51%, 8/25/32

                    112   Daimler Chrysler Auto Trust, Series                               112
                          02-B, Class A3, 2.93%, 6/6/06

                    131   Daimler Chrysler Auto Trust, Series                               132
                          02-B, Class A4, 3.53%, 12/6/07

                    175   Daimler Chrysler Auto Trust, Series                               176
                          02-C, Class A4, 3.09%, 1/8/08

                    207   Discover Card Master Trust I, Series                              207
                          00-1, Class A, 1.77%, 8/16/07 *

                    200   Discover Card Master Trust I, Series                              209
                          96-3, Class A, 6.05%, 8/18/08

                    425   Discover Card Master Trust I, Series                              446
                          02-2, Class A, 5.15%, 10/15/09

                    300   Discover Card Mortgage Trust,                                     314
                          Series 00-9, Class A, 6.35%, 7/15/08

                     95   Equity One, Inc., Series 02-1, Class                               97
                          AF2, 5.52%, 8/25/32

                  6,900   Fleet Credit Card Master Trust II,                              7,182
                          Series 00-C, Class A, 7.02%,
                          2/15/08

                    985   Fleet Credit Card Master Trust II,                                983
                          Series 03-A, Class A, 2.40%,
                          7/15/08

                    490   Fleet Credit Card Master Trust II,                                512
                          Series 01-B, Class A, 5.60%,
                          12/15/08

                  1,411   Ford Credit Auto Owner Trust, Series                            1,415
                          02-D, Class A3A, 2.68%, 2/15/06

                    700   Ford Credit Auto Owner Trust, Series                              712
                          02-A, Class B, 4.79%, 11/15/06

                    147   Ford Credit Auto Owner Trust, Series                              149
                          02-C, Class B, 4.22%, 12/15/06

                    850   Ford Credit Auto Owner Trust, Series                              858
                          02-D, Class B, 3.56%, 2/15/07

                    400   Ford Credit Auto Owner Trust, Series                              407
                          02-C, Class C, 4.81%, 3/15/07

                  3,000   Ford Credit Auto Owner Trust, Series                            3,006
                          04-A, Class A3, 2.93%, 3/15/08

                    104   Harley-Davidson Motorcycle Trust,                                 106
                          Series 02-1, Class A2, 4.50%,
                          1/15/10

                     74   Harley-Davidson Motorcycle Trust,                                  74
                          Series 02-2, Class A1, 1.91%,
                          4/15/07

                     21   Heller Equipment Trust, Series 99-2,                               21
                          Class A4, 6.79%, 3/14/07

                  2,762   Household Automotive Trust, Series                              2,819
                          01-2, Class A4, 5.39%, 8/17/08

                    260   Household Private Label Credit Card                               274
                          Master Note Trust I, Series 02-1,
                          Class A, 5.50%, 1/18/11

                    215   MBNA Credit Card Master Note                                      217
                          Trust, Series 01-C1, Class C1, 2.65%,
                          10/15/08 *

                    130   MBNA Credit Card Master Note                                      135
                          Trust, Series 02-B1, Class B1, 5.15%,
                          7/15/09

                    770   MBNA Credit Card Master Note                                      807
                          Trust, Series 01-A1, Class A1, 5.75%,
                          10/15/08


For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.


                    655   MBNA Credit Card Master Note                                      663
                          Trust, Series 02-C5, Class C5, 4.05%,
                          1/15/08

                     40   MBNA Credit Card Master Note                                       40
                          Trust, Series 03-A1, Class A1, 3.30%,
                          7/15/10

                    575   MBNA Master Credit Card Master                                    606
                          Note Trust, Series 01-C3, Class C3,
                          6.55%, 12/15/08

                    150   MBNA Master Credit Card Trust,                                    151
                          Series 99-M, Class A, 6.60%,
                          4/16/07

                    350   MBNA Master Credit Card Trust,                                    357
                          Series 00-A, Class C, 7.90%, 7/16/07
                          (b)

                    100   MBNA Master Credit Card Trust,                                    104
                          Series 00-I, Class C, 7.65%, 1/15/08
                          (b)

                    345   MBNA Master Credit Card Trust,                                    365
                          Series 99-D, Class D, 6.50%,
                          11/17/08

                  1,000   MBNA Master Credit Card Trust,                                  1,117
                          Series 00-D, Class C, 8.40%, 9/15/09
                          (b)

                  1,000   MBNA Master Credit Card Trust,                                  1,059
                          Series 03-C1, Class C, 3.30%,
                          6/15/12 *

                     85   MBNA Master Credit Card Trust,                                     94
                          Series 02-C1, Class C1, 6.80%,
                          7/15/14

                    167   MBNA Master Credit Card Trust,                                    168
                          Series 00-D, Class A, 1.80%, 9/15/09
                          *

                     65   MBNA Master Credit Card Trust,                                     71
                          Series 99-B, Class C, 6.65%,
                          8/15/11

                    119   Nissan Auto Receivables Owner                                     119
                          Trust, Series 01-C, Class A4, 4.80%,
                          2/15/07

                    199   Nissan Auto Receivables Owner                                     199
                          Trust, Series 03-A, Class A3, 1.89%,
                          12/15/06

                  1,000   Onyx Acceptance Auto Trust, Series                              1,004
                          04-B, Class A3, 3.09%, 9/15/08

                    328   Onyx Acceptance Auto Trust, Series                                330
                          01-B, Class A4, 5.49%, 11/15/07

                    242   Onyx Acceptance Auto Trust, Series                                245
                          01-C, Class A4, 5.23%, 5/15/08

                    469   Onyx Acceptance Auto Trust, Series                                476
                          02-A, Class A4, 4.60%, 10/15/08

                    221   PNC Student Loan Trust I, Series                                  228
                          97-2, Class A7, 6.73%, 1/25/07

                  1,750   Prime Credit Card Master Trust,                                 1,829
                          Series 00-E, Class A4, 6.70%,
                          10/15/09

                  2,000   Providian Gateway Master Trust,                                 2,006
                          Series 02-B, Class A, 2.30%, 6/15/09
                          * (b)

                    391   Residential Asset Mortgage                                        395
                          Products, Inc., Series 01-RS3, Class
                          AI4, 6.29%, 10/25/31

                     39   Residential Asset Securities Corp.,                                40
                          Series 00-KS2, Class AI4, 7.90%,
                          10/25/28

                    377   Residential Asset Securities Corp.,                               393
                          Series 00-KS3, Class AI6, 7.81%,
                          7/25/31


For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.


          175   Residential Asset Securities Corp.,                       180
                Series 01-KS1, Class AI6, 6.35%,
                3/25/32

          373   Residential Asset Securities Corp.,                       374
                Series 00-KS5, Class AII, 1.86%,
                12/25/31 *

          250   Residential Funding Mortgage                              260
                Securities II, Series 00-HI1, Class
                AI7, 8.29%, 2/25/25

          810   Saxon Asset Securities Trust, Series                      810
                99-1, Class AF6, 6.35%, 2/25/29

          500   Sears Credit Account Master Trust,                        520
                Series 00-2, Class A, 6.75%, 9/16/09

          210   SSB Auto Loan Trust, Series 02-1,                         211
                Class A4, 2.89%, 2/15/09

        1,000   Standard Credit Card Master Trust,                      1,018
                Series 95-1, Class B, 8.45%, 1/7/07

          500   Standard Credit Card Master Trust,                        520
                Series 95-9, Class A, 6.55%, 10/7/07

          390   Standard Credit Card Master Trust,                        416
                Series 94-2, Class A, 7.25%, 4/7/08

           50   Standard Credit Card Master Trust,                         52
                Series 95-9, Class B, 6.65%, 10/7/07

        3,000   Union Acceptance Corp., Series                          3,063
                00-D, Class B, 8.25%, 7/8/08

           62   Union Acceptance Corp., Series                             63
                00-D, Class A4, 6.89%, 4/9/07

          163   Vanderbilt Mortgage Finance, Series                       171
                96-A, Class A5, 7.43%, 4/7/26

           23   Vanderbilt Mortgage Finance, Series                        23
                01-B, Class A2, 5.17%, 2/7/14

           71   WFS Financial Owner Trust, Series                          71
                02-2, Class A3, 3.81%, 2/20/07

        1,942   WFS Financial Owner Trust, Series                       1,941
                03-1, Class A3, 2.03%, 8/20/07

          192   WFS Financial Owner Trust, Series                         196
                02-1, Class A4A, 4.87%, 9/20/09

        8,000   WFS Financial Owner Trust, Series                       7,936
                03-2, Class A4, 2.41%, 12/20/10

        1,277   WFS Financial Owner Trust, Series                       1,277
                03-4, Class A4, 3.15%, 5/20/11                         ------

TOTAL ASSET BACKED SECURITIES                                          97,573
                                                                       ------
COLLATERALIZED MORTGAGE OBLIGATIONS (0.2%):

          704   ABN AMRO Mortgage Corp., Series                           698
                03-7, Class A3, 4.50%, 7/25/18

          124   Chase Mortgage Finance Corp.,                             124
                Series 99-S9, Class A3, 6.25%,
                7/25/14 (d)

          489   Citicorp Mortgage Securities, Inc.,                       489
                Series 94-2, Class A4, 6.00%,
                1/25/09

           60   Citicorp Mortgage Securities, Inc.,                        61
                Series 94-9, Class A8, 5.75%,
                6/25/09

          290   Citicorp Mortgage Securities, Inc.,                       297
                Series 94-3, Class A4, 6.50%,
                2/25/24

          102   Citicorp Mortgage Securities, Inc.,                       102
                Series 95-2, Class A7, 7.50%,
                4/25/25

          161   Housing Securities, Inc., Series                          162
                94-2, Class A1, 6.50%, 7/25/09

          226   Impac CMB Trust, Series 03-3,                             227
                Class M1, 2.47%, 1/25/33 *

           59   Kidder Peabody Mortgage Asset                              61

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                Trust, Series A, Class A1, 6.50%,
                2/22/17

           31   Merrill Lynch Trust, Series 44, Class                      32
                G, 9.00%, 8/20/20

            7   Morgan Stanley Mortgage Trust,                              6
                Series 38, Class 4, 0.00%, 11/20/21,
                PO

           10   Paine Webber CMO Trust, Series J,                          10
                Class 3, 8.80%, 5/1/18

           46   Paine Webber CMO Trust, Series L,                          50
                Class 4, 8.95%, 7/1/18

          114   Residential Accredit Loans, Inc.,                         114
                Series 97-QS9, Class A8, 7.25%,
                9/25/27

            7   Residential Funding Mortgage                                7
                Securities I, Series 01-S28, Class A1,
                6.00%, 12/25/16

           58   Salomon Brothers Mortgage                                  60
                Securities Trust VII, Series 00-UP1,
                Class A2, 8.00%, 9/25/30

           29   Structured Mortgage Asset                                  31
                Residential Trust, Series 93-2A, Class
                AE, 7.60%, 3/25/09

           39   Vendee Mortgage Trust, Series 93-3,                        40
                Class 2ZA, 6.50%, 6/15/20

           90   Vendee Mortgage Trust, Series                             102
                94-3C, Class 3, 9.78%, 3/15/21

           23   Vendee Mortgage Trust, Series 00-2,                        23
                Class D, 7.50%, 9/15/26
                                                                       ------

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS                               2,696
                                                                       ------
CORPORATE BONDS (25.3%):
Airlines (0.3%):

          852   American Airlines, Series 02-1, Class                     857
                G, 2.57%, 9/23/07 *

        1,522   Southwest Airlines Co., Series 01-1,                    1,558
                Class A1, 5.10%, 5/1/06

        1,767   United Airlines, Inc., Series 01-1,                     1,470
                Class A2, 6.20%, 9/1/08 (e)                            ------
                                                                        3,885
                                                                       ------

Automotive (0.7%):

        4,000   Daimler Chrysler NA Holdings,                           4,039
                4.05%, 6/4/08

        5,000   General Motors Acceptance Corp.,                        5,218
                6.75%, 1/15/06 (e)                                     ------
                                                                        9,257
                                                                       ------

Banking, Finance & Insurance  (20.5%):

          375   African Development Bank, 6.75%,                          375
                10/1/04

        3,075   AIG Sun America Global Financial                        3,198
                Index, 5.85%, 2/1/06 (b)

       10,000   AIG Sun America Global Financial                       10,433
                Index, 5.10%, 1/17/07 (b)

        1,000   AIG Sun America Global Financial                        1,079
                Index, 5.85%, 8/1/08 (b)

          320   American Express Credit Corp.,                            333
                7.45%, 8/10/05

          120   American General Finance Corp.,                           119
                3.00%, 11/15/06

          500   American General Finance Corp.,                           515
                4.50%, 11/15/07

          570   American Honda Finance, 3.85%,                            574
                11/6/08 (b)

        4,365   American Savings Bank of                                4,535
                California, 6.63%, 2/15/06 (b)

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.


                          900   ASIF Global Financing XXIII, 3.90%,                               908
                                10/22/08 (b)(e)

                        1,185   ASIF Global Financing XXVI, 2.50%,                              1,171
                                1/30/07 (b)

                          162   Associates Corp., 6.20%, 5/16/05                                  166

                        1,975   Associates Corp., 7.50%, 5/10/06                                2,119

                          340   Associates Corp., 8.55%, 7/15/09                                  405

                          690   Associates First Capital Corp.,                                   703
                                7.75%, 2/15/05

                        2,926   Bank of America Corp., 6.20%,                                   3,068
                                2/15/06

                        2,400   Bank of America Corp., 6.50%,                                   2,527
                                3/15/06

                        7,045   Bank of America Corp., 7.20%,                                   7,505
                                4/15/06

                          477   Bank of America Corp., 7.13%,                                     509
                                5/1/06

                          250   Bank of America Corp., 8.63%,                                     280
                                1/15/07

                          685   Bank of America Corp., 6.63%,                                     744
                                8/1/07

                          362   Bank of America Corp., 6.63%,                                     395
                                10/15/07

                        1,790   Bank of America Corp., 7.13%,                                   2,021
                                3/1/09

                          103   Bankers Trust NY, 6.70%, 10/1/07                                  114

                        2,300   Banponce Corp., 6.75%, 12/15/05                                 2,399

                          500   BB&T Corp., 7.25%, 6/15/07                                        549

                        5,000   Bear Stearns Co., Inc., 3.00%,                                  5,015
                                3/30/06

                          610   Bear Stearns Co., Inc., 6.75%,                                    668
                                12/15/07

                        2,975   Bear Stearns Co., Inc., 4.00%,                                  3,018
                                1/31/08

                        3,000   Beneficial Corp., Series I, 6.45%,                              3,003
                                10/12/04

                          165   Beneficial Corp., 6.85%, 6/30/05                                  170

                          500   Beneficial Corp., 7.00%, 2/12/07                                  530

                        1,000   Beneficial Corp., Series H, 6.94%,                              1,057
                                12/15/06

                          400   Boeing Capital Corp., 6.44%,                                      403
                                12/20/04

                        1,500   CIT Group, Inc., 6.50%, 2/7/06                                  1,572

                        1,600   CIT Group, Inc., 4.13%, 2/21/06                                 1,629

                          575   Citicorp, 6.75%, 8/15/05                                          596

                        2,845   Citicorp, 6.38%, 1/15/06                                        2,975

                        1,154   Citicorp, 7.13%, 5/15/06                                        1,237

                        2,365   Citicorp, 7.75%, 6/15/06                                        2,558

                          545   Citicorp, 7.00%, 7/1/07                                           598

                          441   Citicorp, 6.75%, 10/15/07                                         484

                          140   CitiFinancial, 7.75%, 3/1/05                                      143

                          940   CitiFinancial, 6.13%, 12/1/05                                     978

                          374   Citigroup, Inc., 5.75%, 5/10/06                                   391

                          710   Citigroup, Inc., 8.63%, 2/1/07                                    796

                        1,400   Countrywide Funding, 6.88%,                                     1,452
                                9/15/05

                        3,130   Countrywide Home Loans, 6.70%,                                  3,188
                                3/10/05

                          120   Countrywide Home Loans, 7.20%,                                    129
                                10/30/06

                        1,788   Countrywide Home Loans, 6.94%,                                  1,950
                                7/16/07

                        5,800   Credit Suisse First Boston (USA),                               6,185
                                Inc., 7.75%, 5/15/06 (b)

                        1,115   Credit Suisse First Boston (USA),                               1,149
                                Inc., 4.70%, 6/1/09

                          551   Donaldson Lufkin Jenrette, Inc.,                                  605
                                6.90%, 10/1/07


For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.


                        1,000   First Bank Minnesota, 7.30%,                                    1,036
                                8/15/05

                          443   First Nationwide (Golden State                                    499
                                Corp.), 10.00%, 10/1/06

                          250   First Union Corp., 6.95%, 11/1/04                                 251

                        2,665   First Union Corp., 6.88%, 9/15/05                               2,770

                        4,766   First Union Corp., 7.50%, 7/15/06                               5,158

                          501   FleetBoston Financial Corp., 7.25%,                               523
                                9/15/05

                        1,930   FleetBoston Financial Corp., 7.13%,                             2,055
                                4/15/06

                          470   FleetBoston Financial Corp., 6.50%,                               513
                                3/15/08

                        1,650   Ford Motor Credit Co., 7.75%,                                   1,688
                                3/15/05

                          100   Ford Motor Credit Co., 6.23%,                                     102
                                5/11/05

                        2,000   Ford Motor Credit Co., 6.46%,                                   2,060
                                12/27/05

                        5,000   Ford Motor Credit Co., 6.88%,                                   5,234
                                2/1/06

                        2,050   Ford Motor Credit Co., 6.50%,                                   2,126
                                2/15/06

                        2,800   Ford Motor Credit Co., 6.50%,                                   2,967
                                1/25/07

                        2,000   GE Capital Corp., 5.00%, 2/15/07                                2,086
                                (e)

                        3,300   GE Capital Corp., 8.70%, 3/1/07                                 3,716

                        2,217   GE Capital Corp., 8.85%, 3/1/07                                 2,502

                        2,182   GE Capital Corp., 8.75%, 5/21/07                                2,491

                        3,000   GE Capital Corp., 5.00%, 6/15/07                                3,140

                        2,000   GE Capital Corp., 4.25%, 1/15/08                                2,054

                        2,150   GE Capital Corp., 8.13%, 4/1/08                                 2,464

                        2,800   GE Capital Corp., 3.50%, 5/1/08                                 2,805

                          950   GE Capital Corp., 8.30%, 9/20/09                                1,130

                          505   GMAC, 8.38%, 2/22/05                                              515

                        3,100   GMAC, 6.63%, 10/15/05                                           3,208

                        2,500   GMAC, 6.13%, 1/22/08                                            2,633

                        2,700   Goldman Sachs Group LP, 6.75%,                                  2,836
                                2/15/06 (b)

                        1,100   Goldman Sachs Group LP, 7.20%,                                  1,198
                                3/1/07 (b)

                        2,000   Goldman Sachs Group, Inc., 3.88%,                               2,004
                                1/15/09

                          500   Goldman Sachs Group, Inc., 6.50%,                                 551
                                2/25/09 (b)

                        2,000   Goldman Sachs Group, Inc., 6.65%,                               2,229
                                5/15/09

                          540   Heller Financial, Inc., 6.38%,                                    567
                                3/15/06

                        3,000   Household Finance Corp., 6.50%,                                 3,146
                                1/24/06

                        1,400   Household Finance Corp., 3.38%,                                 1,412
                                2/21/06

                        1,975   Household Finance Corp., 7.25%,                                 2,111
                                5/15/06

                        1,000   Household Finance Corp., 7.20%,                                 1,072
                                7/15/06

                          544   International Bank Reconstruction                                 471
                                and Developement, 0.00%, 8/15/08

                        2,000   International Lease Finance Corp.,                              2,036
                                5.12%, 6/1/05

                        1,400   International Lease Finance Corp.,                              1,447
                                4.50%, 5/1/08

                        1,000   Jackson National Life Global, 3.50%,                              986
                                 1/22/09 (b)

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.


                        3,450   John Deere BV, 5.88%, 4/6/06                                    3,605

                          435   John Deere Capital Corp., 6.85%,                                  460
                                3/15/06

                        1,800   John Deere Capital Corp., 3.63%,                                1,813
                                5/25/07

                          168   John Hancock Global Funding II,                                   175
                                5.63%, 6/27/06 (b)

                        1,000   John Hancock Global Funding II,                                   991
                                3.50%, 1/30/09 (b)

                        6,542   Key Bank NA, 7.25%, 6/1/05                                      6,746

                        2,000   Key Bank NA, 7.13%, 8/15/06                                     2,161

                        1,465   Key Bank NA, 7.55%, 9/15/06                                     1,594

                          860   Keycorp, 6.75%, 3/15/06                                           911

                        1,000   Keycorp, 7.50%, 6/15/06                                         1,078

                        1,000   Lehman Brothers Holdings, Inc.,                                 1,028
                                8.75%, 3/15/05

                        1,385   Lehman Brothers Holdings, Inc.,                                 1,458
                                6.63%, 2/5/06

                          941   Lehman Brothers Holdings, Inc.,                                 1,064
                                8.50%, 5/1/07

                        1,000   Lehman Brothers Holdings, Inc.,                                 1,128
                                8.25%, 6/15/07

                        2,676   Lehman Brothers, Inc., 11.63%,                                  2,819
                                5/15/05

                        1,267   Lehman Brothers, Inc., 7.63%,                                   1,366
                                6/1/06

                        3,500   Lehman Brothers, Inc., 7.38%,                                   3,832
                                1/15/07

                        1,000   Lehman Brothers, Inc., 6.63%,                                   1,095
                                2/15/08

                        1,380   Marshall & Ilsley Corp., 5.75%,                                 1,455
                                9/1/06

                          150   Massmutual Global Funding, 4.55%,                                 152
                                5/30/05 (b)

                        1,000   Massmutual Global Funding II,                                   1,054
                                5.08%, 3/5/07 (b)

                        3,765   Massmutual Global Funding II,                                   3,789
                                3.25%, 6/15/07 (b)

                        1,000   MBIA Global Funding, LLC, 2.88%,                                  994
                                11/30/06 (b)

                          300   Mellon Bank, 7.00%, 3/15/06                                       319

                        1,155   Mercentile Bancorp, 7.30%, 6/15/07                              1,272

                          244   Merrill Lynch & Co., 6.25%, 1/15/06                               255

                        1,058   Merrill Lynch & Co., 7.00%, 3/15/06                             1,126

                        2,000   Merrill Lynch & Co., Series B,                                  2,134
                                7.01%, 4/10/06

                        2,058   Merrill Lynch & Co., 8.00%, 6/1/07                              2,294

                          650   Monumental Global Funding II,                                     680
                                6.05%, 1/19/06 (b)

                        1,000   Monumental Global Funding II,                                   1,050
                                5.20%, 1/30/07 (b)

                          125   Monumental Global Funding II,                                     127
                                3.45%, 11/30/07 (b)

                        1,110   Morgan Stanley Dean Witter, 6.30%,                              1,162
                                1/15/06

                        1,500   Morgan Stanley Dean Witter, 8.33%,                              1,663
                                1/15/07

                        2,850   Morgan Stanley Dean Witter, 5.80%,                              3,026
                                4/1/07

                          540   National City Bank of Indiana,                                    536
                                2.38%, 8/15/06

                        1,000   National City Corp., 7.20%,                                     1,030
                                5/15/05

                          645   National Rural Utilities, 6.00%,                                  677
                                5/15/06

                          235   Nationsbank Corp., 7.13%, 4/30/06                                 251

                        4,000   New York Life Global Funding,                                   4,018

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.


                   3.88%, 1/15/09 (b)

             500   Newcourt Credit Group, Series B,                       508
                   6.88%, 2/16/05

           2,000   Norwest Financial, Inc., 6.88%,                      2,152
                   8/8/06

             242   Norwest Financial, Inc., 7.20%,                        267
                   5/1/07

           1,900   Norwest Financial, Inc., 6.85%,                      2,161
                   7/15/09

             400   Ontario Province Bond, 6.00%,                          418
                   2/21/06

           1,085   Pacific Life Global Funding, 3.75%,                  1,087
                   1/15/09 (b)

           3,000   Pricoa Global Funding I, 4.35%,                      3,077
                   6/15/08 (b)

           1,510   Pricoa Global Funding I, Series                      1,512
                   144A, 3.90%, 12/15/08 (b)

             310   Principal Life Global Funding, 6.13%,                  324
                    3/1/06 (b)

           1,000   Principal Life Global Funding, 5.13%,                1,047
                    6/28/07 (b)

           2,000   Protective Life US Funding, 5.88%,                   2,108
                   8/15/06 (b)

           2,800   Royal Bank of Canada, 3.88%,                         2,806
                   5/4/09

             480   Salomon Smith Barney Holdings,                         493
                   6.25%, 6/15/05

           1,300   SLM Corp., 3.50%, 9/30/06                            1,318

             750   Sovran Financial, 9.25%, 6/15/06                       828

             520   Suntrust Bank, 2.50%, 11/1/06                          515

           2,250   Suntrust Bank Atlanta, 7.25%,                        2,428
                   9/15/06

             495   TIAA Global Markets, Series 144A,                      516
                   5.00%, 3/1/07 (b)

             450   TIAA Global Markets, 4.13%,                            460
                   11/15/07 (b)

             400   Travelers Property & Casualty,                         434
                   6.75%, 11/15/06

           3,000   U.S. Bank, 3.70%, 8/1/07                             3,033

             735   USAA Capital Corp., 7.05%, 11/8/06                     796
                   (b)

             465   USAA Capital Corp., 5.59%,                             491
                   12/20/06 (b)

             175   USAA Capital Corp., 4.64%,                             179
                   12/15/09 (b)

           2,073   Washington Mutual Financial, 8.25%,                  2,158
                    6/15/05

           3,921   Wells Fargo Company, 7.13%,                          4,239
                   8/15/06

           4,900   Wells Fargo Financial, 6.13%,                        5,125
                   2/15/06 (e)                                        -------
                                                                      269,883
                                                                      -------
Cable Television (0.0%):

             480   Lenfest Communications, 8.38%,                         507
                   11/1/05                                            -------

Consumer Non-Durable (0.3%):

           1,000   General Mills, 9.14%, 12/15/05                       1,072
           1,500   General Mills, 8.13%, 11/20/06                       1,652
           1,000   Sara Lee Corp., 6.30%, 11/7/05                       1,036
                                                                      -------
                                                                        3,760

                                                                      -------
Electrical & Electronic (0.1%):

             500   Hewlett-Packard Co., 7.15%,                            516
                   6/15/05

           1,000   Hewlett-Packard Co., 3.38%,                          1,007
                   12/15/05                                            ------

                                                                        1,523
                                                                      -------

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.


Energy (0.2%):

                   3,000   Duke Energy Corp., 4.20%,                              3,033
                           10/1/08                                                -----

Food Products & Services (0.1%):

                     225   Kroger Co., 8.15%, 7/15/06                               244

                     250   Kroger Co., 7.63%, 9/15/06                               271

                     850   Safeway, Inc., 3.80%, 8/15/05                            857
                                                                                  -----
                                                                                  1,372
                                                                                  -----
Foreign Banks (0.1%):

                   1,050   Bayerische Landesbank New York,                        1,139
                           5.88%, 12/1/08                                         -----

Governments (Foreign) (0.0%):

                     325   Province of Quebec, 6.50%,                               340
                           1/17/06                                                -----

Industrial Goods & Services (0.7%):

                     247   Caterpillar, 9.00%, 4/15/06                              270

                     400   Eaton Corp., 6.95%, 11/15/04                             402

                   1,200   First Data Corp., 3.90%, 10/1/09                       1,199

                     690   International Paper Co., 4.25%,                          693
                           1/15/09

                   1,100   John Deere, 3.13%, 12/15/05                            1,105

                     450   John Deere, 5.50%, 9/1/06                                471

                   3,700   Wal-Mart Canada, 5.58%, 5/1/06                         3,862
                           (b)

                     420   Weyerhaeuser Co., 5.50%, 3/15/05                         426

                     500   Weyerhaeuser Co., Series A, 6.43%,                       515
                           7/12/05                                                -----
                                                                                  8,943
                                                                                  -----

Media (0.1%):

                     305   CBS Corp., 7.15%, 5/20/05                                314
                     945   Walt Disney Company, Series B,                           996
                           6.75%, 3/30/06                                         -----
                                                                                  1,310
                                                                                  -----
Multimedia (0.1%):

                   1,000   AOL Time Warner, Inc., 5.63%,                          1,018
                           5/1/05

                     350   AOL Time Warner, Inc., 8.11%,                            381
                           8/15/06                                                -----
                                                                                  1,399
                                                                                  -----

Oil & Gas Exploration Production & Services (0.5%):

                   1,000   BP Amoco Plc., 8.50%, 4/15/07                          1,125

                     875   Kerr-McGee Corp., 5.38%, 4/15/05                         888

                     439   Occidental Petroleum, 7.65%,                             467
                           2/15/06

                   1,050   Union Pacific Resources, 6.50%,                        1,074
                           5/15/05

                     282   Unocal Corp., 6.50%, 5/1/08                              308

                   2,680   USX Corp., 6.65%, 2/1/06                               2,811
                                                                                  -----
                                                                                  6,673
                                                                                  -----

Paper Products (0.1%):

                     750   Willamette Industries, 6.45%,                            814
                           6/18/09                                                -----

Printing & Publishing (0.0%):

                     200   Donnelley (R.R.) & Sons, Series C,                       205
                           6.56%, 7/5/05                                          -----

Rail Industries (0.1%):

                     200   Consolidated Rail Corp., Series                          208
                           94-A, 7.48%, 7/1/05

                     500   Norfolk Southern Corp., 5.90%,                           509
                           4/1/05                                                 -----
                                                                                    717
                                                                                  -----
Real Estate (0.1%):


For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.


                   1,000   EOP Operating LP, 6.63%, 2/15/05                       1,015
                                                                                -------
Retailers (0.0%):

                     290   Avon Products, 6.90%, 11/15/04                           292
                                                                                -------
Telecommunications (0.7%):

                   3,000   Chesapeake (Bell Atlantic Virginia),                   3,085
                           6.13%, 7/15/05

                   1,200   Cox Communications, Inc., 6.88%,                       1,230
                           6/15/05

                   1,000   GTE Hawaiian Telephone, Series A,                      1,031
                           7.00%, 2/1/06

                   1,050   SBC Communications, Inc., 5.75%,                       1,097
                           5/2/06 (e)

                     100   Southwestern Bell Capital Corp.,                         103
                           7.13%, 6/1/05

                     892   Southwestern Bell Telephone Co.,                         918
                           7.50%, 4/26/05

                     500   Southwestern Bell Telephone Co.,                         535
                           5.95%, 10/15/07

                     500   Sprint Capital Corp., 6.00%,                             530
                           1/15/07

                     100   TCI Communications, Inc., 7.25%,                         105
                           8/1/05

                     380   Vodafone AirTouch PLC (United                            387
                           Kingdom), 7.63%, 2/15/05 (b)                         -------
                                                                                  9,021
                                                                                -------
Utilities (0.4%):

                     540   Appalachian Power Co., Series E,                         547
                           4.80%, 6/15/05

                     500   Constellation Energy Group, 6.13%,                       544
                           9/1/09 (e)

                   2,600   Dominion Resources, Inc., 2.80%,                       2,605
                           2/15/05

                     500   Hydro-Quebec, Series B, 6.94%,                           509
                           3/1/05

                     750   Ohio Valley Electric Co., 5.94%,                         782
                           2/12/06 (b)

                      65   Quebec Province, 8.63%, 1/19/05                           66
                                                                                -------
                                                                                  5,053
                                                                                -------
Yankee & Eurodollar (0.2%):

                   2,500   Mobil Oil Canada, 5.00%, 12/21/04                      2,515
                                                                                -------
TOTAL CORPORATE BONDS                                                           332,656
                                                                                -------
U.S. GOVERNMENT AGENCY MORTGAGES (10.9%):

Fannie Mae (6.1%):

                       5   9.00%, 9/1/05, Pool #50340                                 5

                       4   9.00%, 11/1/05, Pool #50361                                4

                      17   8.50%, 4/1/06, Pool #116875                               17

                      73   5.95%, 6/25/06, Series 93-204,                            73
                           Class VD

                     144   8.00%, 7/25/06, Series 91-72, Class                      149
                           G

                       2   9.00%, 8/1/06, Pool #596150                                2

                  12,816   7.42%, 9/1/06, Pool #73618                            13,566

                      91   8.50%, 9/25/06, Series 91-114,                            94
                           Class C

                      32   8.00%, 10/1/06, Pool #50494                               33

                      27   7.50%, 1/1/07, Pool #50527                                27

                      19   7.50%, 1/1/07, Pool #138666                               19

                     103   7.50%, 3/25/07, Series 92-18, Class                      106
                           HC

                     642   8.00%, 5/25/07, Series 92-68, Class                      669
                           M

                     114   8.00%, 7/1/07, Pool #202008                              118

                      86   8.00%, 7/1/07, Pool #202006                               89

                     125   8.00%, 7/1/07, Pool #202007                              130

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.


                           47   8.00%, 7/1/07, Pool #164123                               50

                           24   8.00%, 9/1/07, Pool #175626                               25

                           66   0.00%, 10/25/07, Series 95-23,                            64
                                Class OB, PO

                           35   7.00%, 11/1/07, Pool #251418                              37

                          214   6.50%, 12/25/07, Series 93-10,                           218
                                Class PH

                        1,424   7.50%, 1/1/08, Pool #639656                            1,482

                           36   6.50%, 2/1/08, Pool #251628                               38

                           55   7.50%, 3/1/08, Pool #207194                               58

                           48   6.50%, 5/1/08, Pool #50370                                51

                          657   6.50%, 5/25/08, Series 93-71                             683

                        1,000   7.00%, 5/25/08, Series 93-68, Class                    1,055
                                PL

                          100   7.50%, 6/1/08, Pool #50786                               106

                          857   6.50%, 6/25/08, Series 93-78, Class                      891
                                H

                          750   7.00%, 6/25/08, Series 93-101,                           784
                                Class PJ

                          173   6.25%, 7/25/08, Series 93-170,                           176
                                Class K

                          222   6.50%, 8/1/08, Pool #251905                              234

                        2,000   6.00%, 8/25/08, Series 93-154,                         2,074
                                Class H

                        5,164   6.50%, 8/25/08, Series 93-129,                         5,374
                                Class H

                          560   6.50%, 8/25/08, Series 93-134,                           593
                                Class H

                        4,225   6.50%, 9/25/08, Series 95-13, Class                    4,401
                                D

                           59   5.50%, 10/1/08, Pool #190082                              62

                           24   7.00%, 10/1/08, Pool #326591                              25

                           66   2.72%, 10/25/08, Series 93-196,                           66
                                Class FA*

                          359   6.50%, 10/25/08, Series 95-13,                           372
                                Class K

                           31   8.38%, 10/25/08, Series 93-192,                           33
                                Class SC, IF*

                          395   5.50%, 12/1/08, Pool #261154                             411

                           25   12.39%, 12/25/08, Series 93-231,                          27
                                Class SB, IF*

                            2   13.15%, 12/25/08, Series 93-233,                           2
                                Class SC, IF*

                        1,017   5.50%, 1/1/09, Pool #190579                            1,058

                          106   6.00%, 1/1/09, Pool #269001                              111

                           60   6.00%, 1/1/09, Pool #328962                               63

                           56   8.00%, 1/1/09, Pool #146934                               60

                          155   8.00%, 1/1/09, Pool #149635                              164

                          254   6.25%, 1/25/09, Series 94-12, Class                      262
                                C

                        3,735   6.50%, 1/25/09, Series 94-7, Class                     3,896
                                PG

                           70   6.50%, 2/1/09, Pool #50987                                74

                           41   8.00%, 2/1/09, Pool #146937                               43

                           10   4.00%, 2/25/09, Series 97-67, Class                       10
                                GA

                           56   6.50%, 2/25/09, Series 94-20, Class                       58
                                Z

                          176   8.00%, 3/1/09, Pool #146936                              187

                          444   6.00%, 3/25/09, Series 94-33, Class                      461
                                H

                          301   6.50%, 3/25/09, Series 94-32, Class                      312
                                Z

                           19   6.50%, 4/1/09, Pool #249872                               21

                           73   6.50%, 4/1/09, Pool #E00292                               77

                           52   6.00%, 5/1/09, Series B, Class 1                          53

                          205   5.50%, 7/1/09, Pool #505932                              213

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                           37   7.50%, 8/1/09, Pool #250117                               39

                           18   8.00%, 8/1/09, Pool #250104                               19

                           33   7.50%, 8/15/09, Pool #100286                              35

                           35   6.00%, 9/1/09, Pool #303032                               37

                           67   6.50%, 9/1/09, Pool #G10339                               71

                        2,251   6.50%, 11/1/09, Pool #545105                           2,377

                           38   9.50%, 12/1/09, Pool #426815                              40

                           59   8.50%, 1/1/10, Pool #7                                    64

                          100   7.50%, 2/1/10, Pool #330136                              104

                           93   9.00%, 2/1/10, Pool #303133                               99

                          107   8.00%, 5/1/10, Pool #328091                              112

                          564   7.00%, 6/1/10, Pool #315928                              599

                          177   8.50%, 6/1/10, Pool #174550                              188

                          497   6.50%, 9/1/10, Pool #325479                              527

                          446   6.50%, 10/1/10, Pool #250377                             473

                          212   7.50%, 10/1/10, Pool #350045                             221

                          259   7.00%, 11/1/10, Pool #250387                             275

                           34   7.00%, 12/1/10, Pool #303945                              36

                           49   7.50%, 12/1/10, Pool #313073                              52

                           35   7.50%, 1/1/11, Pool #123083                               37

                          316   7.50%, 2/1/11, Pool #303755                              337

                           86   6.50%, 3/1/11, Pool #E77173                               91

                           49   6.00%, 5/1/11, Pool #345650                               51

                           56   7.50%, 5/1/11, Pool #313001                               59

                          198   6.00%, 8/1/11, Pool #403114                              208

                          856   8.50%, 11/1/11, Pool #313650                             923

                          792   6.50%, 2/1/12, Pool #313301                              840

                          514   7.50%, 2/1/12, Pool #693747                              546

                           46   7.00%, 3/1/12, Pool #313429                               49

                           51   9.00%, 3/1/12, Pool #457218                               52

                          697   7.50%, 3/18/12, Series 97-42, Class                      713
                                PB

                           21   6.50%, 7/18/12, Series 97-46, Class                       22
                                PN

                        1,589   7.00%, 7/25/12, Series 01-61, Class                    1,668
                                VA

                        1,587   5.50%, 11/25/12, Series 01-69,                         1,659
                                Class VA

                          185   6.00%, 2/1/13, Series 25, Class 1                        190

                          164   6.50%, 3/25/13, Series 93-140,                           167
                                Class H

                          971   6.50%, 4/1/13, Pool #425396                            1,027

                           60   6.50%, 4/25/13, Series 99-19, Class                       61
                                TD

                          130   6.00%, 6/1/13, Pool #426767                              137

                           68   8.00%, 6/1/13, Pool #76380                                71

                        1,426   6.50%, 6/25/13, Series 94-1, Class                     1,460
                                K

                          252   6.50%, 9/1/13, Pool #251982                              267

                          187   7.50%, 11/1/13, Pool #190502                             200

                          500   6.00%, 11/25/13, Series 93-220,                          532
                                Class PJ

                          273   5.00%, 12/1/13, Pool #452265                             279

                           55   6.50%, 12/1/13, Pool #623537                              58

                          102   7.00%, 12/1/13, Pool #263366                             109

                           62   6.50%, 1/1/14, Pool #50848                                66

                          130   8.00%, 7/1/14, Pool #250109                              142

                          181   6.00%, 8/1/14, Pool #250109                              190

                          208   6.00%, 8/1/14, Pool #623536                              218

                          180   6.50%, 8/1/14, Pool #594202                              187

                          190   4.00%, 1/15/15, Series 2668, Class                       191
                                AD

                          965   7.00%, 3/1/15, Pool #555187                            1,025

                          112   7.00%, 3/1/15, Pool #535200                              119

                          118   7.00%, 6/1/15, Pool #623538                              126

                          335   6.00%, 10/25/15, Series 01-7, Class                      343
                                PQ

                          167   8.00%, 11/1/15, Pool #535852                             178

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                       101   8.00%, 11/1/15, Pool #250457                             110

                        44   7.00%, 4/1/16, Pool #342003                               47

                       112   7.50%, 6/1/16, Pool #250619                              121

                        86   4.38%, 11/1/16, Pool #51729*                              88

                        36   8.00%, 12/25/16, Series G-22, Class                       39
                             ZT

                        38   6.50%, 3/1/17, Pool #313490                               40

                        11   8.00%, 5/1/17, Pool #269331                               11

                       390   6.00%, 7/1/17, Pool #659716                              406

                        86   5.30%, 8/1/17, Pool #105093*                              88

                       169   6.50%, 9/1/17, Pool #379129                              178

                       146   6.00%, 3/1/18, Pool #251740                              153

                        61   9.25%, 4/25/18, Series 88-7, Class                        66
                             Z

                        80   9.30%, 5/25/18, Series 88-13, Class                       89
                             C

                       160   6.00%, 6/1/18, Pool #251818                              167

                        67   9.00%, 6/25/18, Series 88-15, Class                       73
                             A

                        86   9.50%, 6/25/18, Series 88-16, Class                       94
                             B

                        94   6.50%, 10/1/18, Pool #252023                              99

                        68   6.00%, 11/1/18, Pool #252103                              71

                       105   3.05%, 1/1/19, Pool #70226*                              106

                        47   8.80%, 1/25/19, Series 89-2, Class                        51
                             D

                       213   6.50%, 2/1/19, Pool #252210                              224

                       266   3.26%, 3/1/19, Pool #116612*                             273

                       118   6.50%, 3/1/19, Pool #252348                              125

                     1,061   6.50%, 4/1/19, Pool #252386                            1,119

                       157   6.50%, 5/1/19, Pool #252442                              166

                       171   6.90%, 6/25/19, Series 89-27, Class                      179
                             Y

                       172   6.00%, 7/1/19, Pool #252575                              179

                        43   5.14%, 8/1/19, Pool #111366*                              43

                        41   8.40%, 8/25/19, Series 89-54, Class                       44
                             E

                        40   7.00%, 9/25/19, Series 89-66, Class                       43
                             J

                        33   8.00%, 10/25/19, Series 89-70,                            36
                             Class G

                       716   9.35%, 10/25/19, Series 89-72,                           799
                             Class E

                        92   9.00%, 11/25/19, Series 89-89,                           101
                             Class H

                        52   9.00%, 12/25/19, Series 89-96,                            57
                             Class H

                        58   8.50%, 1/25/20, Series 90-97, Class                       64
                             B

                        44   4.50%, 2/25/20, Series 90-12, Class                       44
                             G

                     1,123   9.75%, 2/25/20, Series 90-19, Class                    1,250
                             G

                     1,077   0.00%, 3/1/20, Series 108, Class 5,                      995
                             PO

                       149   7.00%, 5/25/20, Series 90-58, Class                      159
                             4

                       174   7.00%, 6/25/20, Series 90-61, Class                      186
                             H

                        28   7.00%, 9/25/20, Series 90-109,                            30
                             Class J

                        82   8.50%, 9/25/20, Series 90-106,                            90
                             Class J

                       118   8.75%, 9/25/20, Series 90-111,                           126
                             Class Z

                        50   7.00%, 10/25/20, Series 90-123,                           53
                             Class G

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

           43   8.95%, 10/25/20, Series 90-117,                           47
                Class E

           54   7.00%, 11/25/20, Series 90-132,                           58
                Class Z

        1,747   9.00%, 12/25/20, Series 90-137,                        1,958
                Class X

           15   7.00%, 5/25/21, Series 91-53, Class                       16
                J

           67   8.50%, 5/25/21, Series G-11, Class                        74
                Z

          205   9.00%, 9/25/21, Series 91-130,                           226
                Class C

           99   7.50%, 10/25/21, Series G-41, Class                      105
                 PT

        1,044   8.50%, 4/25/22, Series 92-81, Class                    1,114
                ZB

           18   0.00%, 5/25/22, Series 92-96, Class                       16
                B, PO

           65   7.00%, 7/25/22, Series G92-40,                            69
                Class ZC

          129   7.50%, 7/25/22, Series G92-35,                           138
                Class E

          661   8.00%, 7/25/22, Series G92-44,                           716
                Class ZQ

        1,428   7.50%, 8/25/22, Series 92-138,                         1,480
                Class G

          138   7.50%, 9/25/22, Series G92-54,                           149
                Class ZQ

            7   8.00%, 2/1/23, Pool #364544                                7

           13   9.00%, 2/1/23, Series 268, Class 2,                        3
                IO

           25   6.50%, 2/25/23, Series 93-122,                            25
                Class C

           45   6.50%, 6/25/23, Series 94-41, Class                       46
                PJ

          243   0.00%, 9/25/23, Series 93-125,                           215
                Class G, PO

            6   0.00%, 9/25/23, Series G93-37,                             6
                Class D, PO

           32   11.47%, 9/25/23, Series 93-165,                           34
                Class SN, IF*

           27   0.00%, 11/25/23, Series 93-225,                           27
                Class MC, PO

        2,269   6.90%, 11/25/23, Series 94-62,                         2,358
                Class PH

           84   10.00%, 2/1/24, Pool #479469                              95

           24   9.00%, 4/25/25, Series 95-W3, Class                       27
                 A

           27   7.51%, 5/1/25, Pool #326088                               28

          113   6.50%, 3/1/26, Pool #250511                              119

           66   7.00%, 2/18/27, Series 97-55, Class                       70
                B

           84   8.50%, 3/1/27, Pool #415460                               93

          170   3.33%, 6/1/27, Pool #409902                              175

          426   0.00%, 3/25/28, Series 01-4, Class                       418
                EP, PO

          160   9.50%, 7/1/28, Pool #457268                              182

          539   9.00%, 2/1/31, Pool #573753                              594
                                                                      ------
                                                                      80,752
                                                                      ------
Freddie Mac (4.0%):

           12   9.00%, 12/1/05, Gold Pool #E00005                         12

           55   8.50%, 1/1/06, Gold Pool #G10003                          56

           10   9.00%, 1/1/06, Gold Pool #E00012                          11

           61   8.00%, 7/15/06, Series 1114, Class                        61
                E

           45   8.25%, 8/1/06, Pool #25570                                46

           35   5.50%, 9/1/06, Gold Pool #G40394                          36

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                 30   8.00%, 10/1/06, Gold Pool #E00052                        31

                 46   7.50%, 11/15/06, Series 1170, Class                      46
                       H

                 27   7.50%, 12/1/06, Gold Pool #E00070                        28

                139   7.50%, 2/15/07, Series 1204, Class                      139
                      H

                152   7.00%, 3/1/07, Gold Pool #E34594                        158

                333   7.00%, 3/15/07, Series 1211, Class                      337
                      L

                 56   7.00%, 3/15/07, Series 1679, Class                       56
                      A

                105   7.00%, 4/1/07, Gold Pool #E00087                        109

                128   7.50%, 4/1/07, Gold Pool #E00084                        133

                533   8.00%, 6/1/07, Pool #260908                             553

              1,644   8.00%, 7/15/07, Series 1314, Class                    1,658
                      L

                 56   7.50%, 8/1/07, Gold Pool #E00122                         59

                 44   0.00%, 8/15/07, Series 1338, Class                       44
                      Q, PO

                132   11.81%, 10/15/07, Series 1386,                          138
                      Class E, IF*

                224   14.09%, 10/15/07, Series 1389,                          243
                      Class PS, IF*

                 42   7.50%, 11/1/07, Gold Pool #B70022                        44

                163   7.50%, 11/1/07, Gold Pool #E00165                       170

                207   2.56%, 11/15/07, Series 1417, Class                     206
                      FA*

                 74   8.50%, 12/1/07, Pool #160034                             79

              1,795   7.00%, 12/15/07, Series 1445, Class                   1,831
                      L

                257   7.50%, 1/1/08, Gold Pool #E43606                        270

                 69   8.50%, 1/1/08, Pool #160037                              74

                108   8.50%, 2/1/08, Pool #10133                              110

                 12   8.25%, 3/1/08, Pool #183500                              13

                 63   6.00%, 4/15/08, Series 1601, Class                       64
                      PH

                 15   7.50%, 5/1/08, Pool #184286                              16

              1,446   6.50%, 5/15/08, Series 1539, Class                    1,485
                      PI

                 27   8.61%, 5/15/08, Series 1515, Class                       28
                      SA, IF*

                 64   6.00%, 7/1/08, Gold Pool #E00227                         68

                347   7.50%, 7/1/08, Gold Pool #G10126                        358

                782   13.25%, 7/15/08, Series 1550, Class                     834
                       SC, IF*

                554   6.00%, 8/15/08, Series 1565, Class                      573
                      G

                 57   14.63%, 8/15/08, Series 1575, Class                      62
                       SA, IF*

                 65   8.00%, 9/1/08, Pool #181387                              69

                 98   6.50%, 9/15/08, Series 1580, Class                      102
                      P

                 52   6.50%, 9/15/08, Series 1587, Class                       52
                      H

                 61   6.50%, 10/1/08, Gold Pool #E00242                        65

                254   6.50%, 10/15/08, Series 1655, Class                     258
                      HB

              1,080   6.00%, 11/15/08, Series 1606, Class                   1,118
                      H

                600   6.00%, 11/15/08, Series 1612, Class                     624
                      PH

                 55   12.78%, 11/15/08, Series 1604,                           59
                      Class MB, IF*

                 48   13.44%, 11/15/08, Series 1612,                           52
                      Class SD, IF*

                 41   7.00%, 12/1/08, Gold Pool #G10569                        43

                223   7.00%, 12/1/08, Gold Pool #E20065                       235

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                        911   8.00%, 12/1/08, Pool #256638                                   966

                      1,200   6.00%, 12/15/08, Series 1626, Class                          1,246
                              PT

                        245   6.00%, 12/15/08, Series 1693, Class                            250
                              H

                         57   13.12%, 12/15/08, Series 1625,                                  61
                              Class SG, IF*

                         80   5.50%, 1/1/09, Gold Pool #E55220                                84

                         89   8.00%, 1/1/09, Pool #181290                                     93

                        113   6.75%, 1/15/09, Series 1659, Class                             117
                              TZ

                        833   6.50%, 3/15/09, Series 1701, Class                             869
                              PH

                      1,150   8.75%, 5/1/09, Pool #555528                                  1,219

                         20   6.50%, 6/1/09, Gold Pool #E58931                                21

                        525   6.25%, 7/1/09, Gold Pool #E60034                               544

                        183   8.00%, 7/1/09, Pool #555130                                    193

                         34   6.00%, 8/1/09, Gold Pool #E60668                                35

                        352   7.50%, 8/1/09, Gold Pool #G10740                               374

                        111   8.25%, 8/1/09, Pool #182010                                    120

                        800   8.00%, 9/1/09, Pool #272191                                    830

                        266   8.00%, 9/1/09, Gold Pool #G10263                               283

                         64   9.00%, 9/1/09, Pool #181769                                     70

                         20   7.00%, 10/1/09, Pool #78855                                     22

                         26   8.50%, 11/1/09, Pool #181328                                    28

                         27   9.00%, 11/1/09, Pool #531725                                    28

                        164   8.00%, 1/1/10, Gold Pool #E00355                               175

                        506   8.00%, 2/1/10, Gold Pool #G10328                               540

                         71   8.00%, 4/1/10, Gold Pool #E00371                                75

                        759   8.50%, 5/1/10, Pool #E82420                                    793

                        494   8.00%, 6/1/10, Pool #282786                                    518

                         95   8.50%, 7/1/10, Pool #181312                                    104

                        332   7.50%, 9/1/10, Gold Pool #E62448                               353

                        686   7.00%, 10/1/10, Gold Pool #E61709                              728

                         58   7.50%, 11/1/10, Pool #E00402                                    61

                        395   8.00%, 12/1/10, Pool #555014                                   409

                        131   8.00%, 12/1/10, Pool #E62302                                   140

                        118   8.25%, 1/1/11, Pool #251419                                    124

                        121   8.50%, 1/1/11, Pool #290543                                    127

                         74   6.50%, 2/1/11, Gold Pool #E62968                                78

                         81   6.50%, 4/15/11, Series 1838, Class                              84
                              H

                         71   6.50%, 5/1/11, Gold Pool #E66451                                76

                      1,151   7.00%, 5/1/11, Gold Pool #E20241                             1,222

                         32   7.50%, 5/1/11, Pool #10579                                      34

                        160   8.75%, 5/1/11, Pool #555068                                    164

                        141   6.00%, 6/1/11, Gold Pool #B50257                               148

                         56   7.50%, 6/1/11, Pool #E20246                                     59

                         54   7.50%, 8/1/11, Gold Pool #E00445                                58

                         28   7.50%, 11/1/11, Gold Pool #E00458                               30

                        204   7.00%, 1/1/12, Gold Pool #E00466                               216

                         13   8.00%, 1/1/12, Gold Pool #G10652                                14

                        786   6.50%, 6/15/12, Series 2353, Class                             803
                              VA

                        500   7.00%, 4/15/13, Series 1702, Class                             534
                              TJ

                        551   8.00%, 6/1/13, Pool #555134                                    562

                         26   6.50%, 7/1/13, Gold Pool #A01209                                27

                        231   2.58%, 12/15/13, Series 1641, Class                            235
                               FA

                      2,731   6.00%, 12/15/13, Series 1688-J                               2,825

                        114   7.00%, 3/1/14, Gold Pool #G30209                               122

                        240   8.00%, 6/1/14, Pool #548775                                    253

                        791   6.50%, 7/1/14, Gold Pool #E77962                               838

                        270   5.50%, 7/15/14, Series 2497, Class                             272
                              GD

                        620   5.50%, 5/15/15, Series 2497, Class                             626
                              UG


For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                             152   8.50%, 11/1/15, Gold Pool #D06775                                         156

                             119   5.50%, 11/15/15, Series 2496, Class                                       120
                                    B

                              51   7.50%, 10/1/16, Pool #G30055                                               55

                             161   7.50%, 7/1/17, Gold Pool #C90179                                          173

                             165   8.25%, 8/1/17, Pool #555147                                               179

                             121   6.00%, 5/1/18, Pool #323129                                               126

                             720   5.00%, 6/15/18, Series 2512, Class                                        729
                                   PX

                           1,560   7.50%, 7/1/18, Pool #30158                                              1,681

                             128   6.50%, 8/1/18, Gold Pool #C90227                                          135

                           2,566   7.50%, 8/15/18, Series 2780, Class                                      2,782
                                   YP

                              71   8.00%, 12/1/18, Pool #306622                                               77

                             156   6.00%, 1/1/19, Gold Pool #C90246                                          162

                             113   6.50%, 2/1/19, Gold Pool #G3145                                           120

                              87   9.30%, 3/15/19, Series 2, Class Z                                          88

                             617   8.00%, 5/1/19, Pool #555045                                               629

                              78   6.50%, 6/1/19, Pool #D93630                                                83

                              21   6.50%, 7/1/19, Gold Pool #D93769                                           22

                             124   9.90%, 10/15/19, Series 17, Class I                                       125

                             100   10.00%, 10/15/19, Series 16, Class                                        100
                                   D

                               8   8.50%, 11/1/19, Pool #141856                                                9

                              53   9.25%, 11/15/19, Series 12, Class                                          53
                                   A

                              97   9.50%, 2/15/20, Series 1559, Class                                         97
                                   VF

                             186   9.60%, 4/15/20, Series 23, Class F                                        187

                              44   9.00%, 10/15/20, Series 1807, Class                                        47
                                    G

                              25   8.13%, 11/15/20, Series 81, Class                                          26
                                   A

                              76   8.60%, 1/15/21, Series 85, Class C                                         76

                              86   9.50%, 1/15/21, Series 99, Class Z                                         86

                               0   1066.21%, 2/15/21, Series 1045,                                             0
                                   Class G, HB*

                              71   6.50%, 3/15/21, Series 1056, Class                                         71
                                   KZ

                              27   7.00%, 3/15/21, Series 1053, Class                                         27
                                   G

                             117   6.50%, 5/1/21, Gold Pool #G30195                                          123

                              33   8.50%, 5/15/21, Series 1074, Class                                         33
                                   H

                             108   9.00%, 5/15/21, Series 1082, Class                                        108
                                   C

                              44   8.50%, 6/15/21, Series 1087, Class                                         45
                                   I

                             128   8.25%, 8/15/21, Series 1125, Class                                        128
                                   Z

                              13   4.50%, 9/15/21, Series 159, Class                                          13
                                   H

                              22   6.50%, 10/15/21, Series 189, Class                                         22
                                   D

                             137   7.00%, 10/15/21, Series 1142, Class                                       138
                                    IA

                             104   6.50%, 11/15/21, Series 1173, Class                                       106
                                    E

                              21   7.00%, 11/15/21, Series 1169, Class                                        21
                                    G

                             431   6.25%, 4/15/22, Series 1610, Class                                        437
                                   PM

                             215   8.00%, 8/15/22, Series 1343, Class                                        224
                                   LA

                              75   2.31%, 11/15/22, Series 1424, Class                                        74
                                   F*

                             432   6.00%, 11/15/22, Series 1673, Class                                       443

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                           H

                     109   6.25%, 11/15/22, Series 1614, Class                                               110
                           J

                   1,191   7.50%, 3/15/23, Series 1480, Class                                              1,254
                           LZ

                   2,132   8.00%, 4/25/24, Series 31, Class Z                                              2,412

                     744   8.50%, 9/15/24, Series 1754, Class                                                809
                           Z

                   1,602   8.50%, 4/15/25, Series 1779, Class                                              1,671
                           Z

                      39   3.53%, 9/1/25, Pool #846171*                                                       40

                      19   3.85%, 10/1/25, Pool #325081*                                                      19

                     786   7.50%, 9/20/26, Series 56, Class Z                                                832

                     499   3.58%, 1/1/27, Pool #611141*                                                      516

                      33   6.30%, 1/1/27, Pool #786211*                                                       33

                      13   4.33%, 10/1/27, Pool #374732*                                                      13

                     592   3.57%, 12/1/27, Pool #846774*                                                     616

                     663   7.49%, 9/25/29, Series T-20, Class                                                691
                           A6                                                                            -------
                                                                                                          52,948
                                                                                                         -------
Government National Mortgage Assoc. (0.8%):

                       0   8.00%, 6/15/05, Pool #28827                                                         0

                       4   9.00%, 10/15/05, Pool #292589                                                       5

                       1   8.00%, 7/15/06, Pool #307231                                                        1

                       3   8.00%, 9/15/06, Pool #311301                                                        3

                      25   9.00%, 9/15/06, Pool #780270                                                       26

                      16   8.00%, 10/15/06, Pool #316915                                                      16

                       6   8.00%, 11/15/06, Pool #311131                                                       6

                       5   8.00%, 11/15/06, Pool #316671                                                       5

                      13   8.00%, 11/15/06, Pool #312210                                                      14

                       3   8.00%, 11/15/06, Pool #315078                                                       3

                      17   8.00%, 12/15/06, Pool #311384                                                      18

                      28   8.00%, 2/15/07, Pool #316086                                                       30

                      48   7.00%, 3/15/07, Pool #318474                                                       50

                      12   8.00%, 3/15/07, Pool #178684                                                       13

                       4   8.00%, 3/15/07, Pool #318825                                                        4

                      12   8.00%, 4/15/07, Pool #316441                                                       12

                      11   8.00%, 10/15/07, Pool #018954                                                      12

                       8   8.00%, 10/15/07, Pool #020981                                                       8

                       4   8.00%, 12/15/07, Pool #020290                                                       5

                      21   8.00%, 12/15/07, Pool #019083                                                      22

                       8   9.00%, 1/15/08, Pool #780182                                                        8

                     137   6.50%, 7/15/08, Pool #364282                                                      145

                      30   6.50%, 7/20/08, Pool #1287                                                         31

                     170   6.50%, 12/15/08, Pool #364290                                                     180

                      54   7.00%, 1/15/09, Pool #372773                                                       58

                     752   6.50%, 7/15/09, Pool #780316                                                      798

                      99   8.00%, 9/15/09, Pool #400089                                                      105

                     420   9.00%, 9/15/09, Pool #780072                                                      454

                      91   9.00%, 3/15/10, Pool #780457                                                       98

                      99   6.00%, 4/15/14, Pool #499262                                                      105

                   2,341   6.00%, 12/20/14, Series 02-71,                                                  2,467
                           Class VJ

                      34   4.63%, 11/20/15, Pool #8080*                                                       35

                      25   3.38%, 1/20/16, Pool #8092*                                                        25

                      14   4.00%, 3/20/16, Pool #8110*                                                        14

                      38   4.75%, 8/20/16, Pool #8150*                                                        39

                      36   3.38%, 5/20/17, Pool #8224*                                                        36

                      39   4.75%, 9/20/17, Pool #8263*                                                        39

                      20   4.63%, 10/20/17, Pool #8276*                                                       20

                      33   4.63%, 12/20/17, Pool #8293*                                                       33

                      31   4.63%, 12/20/17, Pool #8296*                                                       32

                      25   3.38%, 4/20/18, Pool #8342*                                                        25

                      45   4.75%, 8/20/18, Pool #8393*                                                        45

                     175   12.00%, 11/15/19, Pool #780149                                                    201

                     175   3.38%, 5/20/20, Pool #8642*                                                       176

                     103   9.50%, 7/15/20, Pool #293363                                                      117

                      53   3.38%, 5/20/21, Pool #8785*                                                        54

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.


                      16   5.25%, 8/20/21, Pool #8823*                                                        16

                      59   3.38%, 3/20/22, Pool #8938*                                                        60

                     166   9.50%, 3/15/23, Pool #780010                                                      189

                      33   9.00%, 9/15/24, Pool #403964                                                       38

                     169   9.50%, 12/15/24, Pool #780831                                                     192

                      81   8.50%, 3/20/25, Pool #1974                                                         89

                      89   8.50%, 4/15/25, Pool #780010                                                       98

                     149   8.50%, 4/20/25, Pool #1989                                                        164

                     421   4.63%, 11/20/25, Pool #8746*                                                      428

                   1,504   9.50%, 12/15/25, Pool #780965                                                   1,706

                     204   3.38%, 1/20/26, Pool #8790*                                                       206

                     167   8.00%, 9/20/26, Pool #2285                                                        182

                      10   9.00%, 10/15/26, Pool #423946                                                      11

                      29   3.38%, 1/20/27, Pool #80033*                                                       29

                      19   3.38%, 3/20/27, Pool #80053*                                                       20

                     543   7.50%, 9/20/27, Series 97-12, Class                                               563
                           D

                      49   8.00%, 10/20/27, Pool #2499                                                        53

                      16   8.00%, 12/20/27, Pool #2525                                                        17

                      13   3.38%, 1/20/28, Pool #80152*                                                       13

                      74   8.00%, 6/15/28, Pool #444095                                                       81

                     119   7.50%, 9/20/28, Pool #2646                                                        128
                                                                                                         -------
                                                                                                           9,876
                                                                                                         -------
TOTAL U.S. GOVERNMENT AGENCY MORTGAGES                                                                   143,576
                                                                                                         -------

U.S. GOVERNMENT AGENCY SECURITIES (24.4%):

Fannie Mae (13.5%):

                  10,000   7.13%, 2/15/05 (e)                                                             10,193

                  25,000   7.00%, 7/15/05 (e)                                                             25,924

                  17,000   5.50%, 2/15/06 (e)                                                             17,683

                   2,992   2.50%, 5/12/06                                                                  2,987

                  30,000   2.50%, 6/15/06                                                                 29,907

                  70,000   3.13%, 7/15/06                                                                 70,537

                     180   2.28%, 1/16/07                                                                    178

                  20,000   2.38%, 2/15/07 (e)                                                             19,749
                                                                                                          ------
                                                                                                         177,158
                                                                                                         -------
Federal Farm Credit Bank (0.0%):
                     225   5.79%, 3/15/06                                                                    235
                                                                                                         -------
Federal Home Loan Bank (6.5%):

                     800   7.99%, 1/19/05                                                                    815

                  10,000   2.13%, 8/17/05                                                                  9,986

                   8,000   2.38%, 2/15/06                                                                  7,980

                     125   6.32%, 2/21/06, Series KK06                                                       131

                  20,000   2.75%, 5/15/06                                                                 20,030

                  30,000   3.00%, 5/15/06                                                                 30,162

                     835   6.67%, 6/23/06                                                                    891

                  14,000   2.88%, 9/15/06 (e)                                                             14,032

                   2,000   2.88%, 2/15/07, Series T307                                                     1,996

                     100   6.03%, 1/30/08, Series AJ08                                                       109
                                                                                                         -------
                                                                                                          86,132
                                                                                                         -------
Freddie Mac (4.4%):

                   5,000   3.88%, 2/15/05                                                                  5,037

                   5,000   4.25%, 6/15/05                                                                  5,071

                  20,000   5.50%, 7/15/06 (e)                                                             20,966

                   1,704   4.35%, 11/21/06                                                                 1,756

                  25,000   2.88%, 5/15/07 (e)                                                             24,920
                                                                                                         -------
                                                                                                          57,750
                                                                                                         -------
TOTAL U.S. GOVERNMENT AGENCY SECURITIES                                                                  321,275
                                                                                                         -------
U.S. TREASURY OBLIGATIONS (30.4%):

U.S. Treasury Bonds (3.6%):

                  15,000   4.63%, 5/15/06 (e)                                                             15,523
                  22,785   6.50%, 10/15/06 (e)                                                            24,538
                   7,000   6.63%, 5/15/07                                                                  7,678
                                                                                                         -------
                                                                                                          47,739
                                                                                                         -------

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.


U.S. Treasury Inflation Protected Bonds (0.7%):

                   2,000   3.38%, 1/15/07 (e)                                                              2,555
                   1,000   3.63%, 1/15/08                                                                  1,286
                   3,000   3.88%, 1/15/09 (e)                                                              3,901
                     850   4.25%, 1/15/10 (e)                                                              1,111
                                                                                                      ----------
                                                                                                           8,853
                                                                                                      ----------
U.S. Treasury Notes (25.5%):

                   5,000   1.63%, 10/31/05 (e)                                                             4,970
                  20,000   5.75%, 11/15/05 (e)                                                            20,778
                  17,000   5.88%, 11/15/05 (e)                                                            17,685
                  10,000   1.88%, 11/30/05 (e)                                                             9,959
                  27,000   1.88%, 1/31/06 (e)                                                             26,848
                  15,000   1.63%, 2/28/06 (e)                                                             14,852
                 113,000   6.88%, 5/15/06 (e)                                                            120,964
                  33,000   7.00%, 7/15/06 (e)                                                             35,578
                  53,000   4.38%, 5/15/07 (e)                                                             55,130
                   5,000   6.13%, 8/15/07 (e)                                                              5,450
                  20,000   3.25%, 8/15/08                                                                 20,101
                   3,800   10.38%, 11/15/09 (e)                                                            3,840
                                                                                                      ----------
                                                                                                         336,155
                                                                                                      ----------
U.S. Treasury STRIPS (0.6%):

                   7,890   8/15/05                                                                         7,748
                                                                                                      ----------
TOTAL U.S. TREASURY OBLIGATIONS                                                                          400,495
                                                                                                      ----------

INVESTMENT COMPANIES (0.4%):

                   5,507   One Group Government Money                                                      5,507
                           Market Fund, Class I (d)                                                   ----------
TOTAL INVESTMENT COMPANIES                                                                                 5,507
                                                                                                      ----------

SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING (27.4%):

                 360,093   Pool of various securities for One                                            360,093
                           Group Bond Funds #                                                         ==========

TOTAL SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING                                    360,093
                                                                                                      ----------
TOTAL (COST $1,653,198) (a)                                                                           $1,663,871
                                                                                                      ==========

------------

Percentages indicated are based on net assets of $1,315,982.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

Unrealized appreciation                            $ 13,843

Unrealized depreciation                              (3,170)
                                                   --------
Net unrealized appreciation (depreciation)         $ 10,673
                                                   ========

      Aggregate cost for federal income tax purposes differs from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

(b) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities have been determined to be liquid under procedures established by the Board of Trustees.

(c)   Defaulted security.

(d)   Investment in affiliate.

(e) Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction. Amounts shown as 0 rounded to less than 1,000.

* The interest rate for this variable rate note, which will change periodically, is based upon prime rates or an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect as of September 30, 2004.

# The cash collateral received by the Fund was pooled and at September 30, 2004 was invested in Commercial Paper (with interest rates ranging from 1.61% to 1.96% and maturity dates ranging from October 2004 through July
      2005), Repurchase Agreements (with interest rates ranging from 1.82% to 2.06% and maturity dates of October 1, 2004), and Master Notes (with interest rates ranging from 1.68% to 2.30% and maturity dates ranging from October 2004 to July 2007).

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

ONE GROUP MUTUAL FUNDS
INTERMEDIATE BOND FUND
Schedule of Portfolio Investments                             September 30, 2004
(Amounts in thousands)
(Unaudited)

THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("THE LIST") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

       SHARES
         OR
      PRINCIPAL                  SECURITY
        AMOUNT                  DESCRIPTION                                                                                  VALUE
      ---------                 -----------                                                                                 --------
ASSET BACKED SECURITIES (2.7%):

                   2,000   Americredit Automobile Receivables                                                               $ 2,025
                           Trust, Series 01-D, Class A4, 4.41%,
                           11/12/08

                   3,000   Americredit Automobile Receivables                                                                 3,054
                           Trust, Series 02-A, Class A4, 4.61%,
                           1/12/09

                   2,000   Americredit Automobile Receivables                                                                 2,015
                           Trust, Series 02-D, Class A4, 3.40%,
                           4/13/09

                   1,000   Americredit Automobile Receivables                                                                   997
                           Trust, Series 03-BX, Class A4A,
                           2.72%, 1/6/10

                   1,053   Capital One Auto Finance Trust,                                                                    1,072
                           Series 01-A, Class A4, 5.40%,
                           5/15/08

                   1,000   Capital One Master Trust, Series                                                                   1,044
                           01-5, Class A, 5.30%, 6/15/09

                     656   Chase Funding Loan Acquisition                                                                       658
                           Trust, Series 02-C1, Class IA5,
                           6.86%, 1/25/32 * (d)

                   1,000   Citibank Credit Card Issuance Trust,                                                               1,043
                            Series 02-A1, Class A1, 4.95%,
                           2/9/09

                   4,250   Citibank Credit Card Issuance Trust,                                                               4,752
                            Series 02-C2, Class C2, 6.95%,
                           2/18/14

                   1,665   CNH Equipment Trust, Series 03-B,                                                                  1,672
                           Class A4B, 3.38%, 2/15/11

                   4,300   Conseco Finance, Series 01-B,                                                                      4,435
                           Class 1M1, 7.27%, 6/15/32

                   1,276   GE Capital Mortgage Services, Inc.,                                                                1,288
                           Series 99-HE1, Class M, 6.71%,
                           4/25/29

                     100   Green Tree Recreational, Equipment                                                                   100
                           & Consulting, Series 97-D, Class
                           A1HE, 6.90%, 3/15/29

                   2,000   MBNA Master Credit Card Trust,                                                                     2,233
                           Series 00-D, Class C, 8.40%, 9/15/09
                           (b)

                   2,200   MBNA Master Credit Card Trust,                                                                     2,546
                           Series 99-J, Class C, 7.85%, 2/15/12
                           (b)

                   1,250   MBNA Master Credit Card Trust,                                                                     1,324
                           Series 03-C1, Class C, 3.30%,
                           6/15/12 *

                   3,000   MBNA Master Credit Card Trust,                                                                     3,331
                           Series 02-C1, Class C1, 6.80%,
                           7/15/14

                     256   Merrill Lynch, Inc., Series 144-S,                                                                   257
                           7.43%, 7/25/24

                   2,000   Onyx Acceptance Auto Trust, Series                                                                 2,030
                            02-C, Class A4, 4.07%, 4/15/09

                   1,563   Residential Asset Mortgage                                                                         1,582
                           Products, Inc., Series 01-RS3, Class
                           AI4, 6.29%, 10/25/31

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                   3,941   Textron Financial Corp., Receivables                                                               3,992
                            Trust, Series 00-C, Class A3, 6.61%,
                           2/15/15 (b)

                     750   Union Acceptance Corp., Series                                                                       766
                           00-D, Class B, 8.25%, 7/8/08

                   1,055   WFS Financial Owner Trust, Series                                                                  1,055
                           03-1, Class A3, 2.03%, 8/20/07

                   1,000   WFS Financial Owner Trust, Series                                                                    997
                           03-2, Class A3, 1.76%, 1/21/08

                   1,370   WFS Financial Owner Trust, Series                                                                  1,361
                           04-1, Class A3, 2.19%, 6/20/08

                   2,250   WFS Financial Owner Trust, Series                                                                  2,294
                           02-1, Class A4A, 4.87%, 9/20/09

                   2,000   WFS Financial Owner Trust, Series                                                                  2,038
                           02-2, Class A4, 4.50%, 2/20/10

                   2,000   WFS Financial Owner Trust, Series                                                                  1,984
                           03-2, Class A4, 2.41%, 12/20/10

                   2,455   WFS Financial Owner Trust, Series                                                                  2,456
                           03-4, Class A4, 3.15%, 5/20/11                                                                   -------
TOTAL ASSET BACKED SECURITIES                                                                                                54,401
                                                                                                                            -------
COLLATERALIZED MORTGAGE OBLIGATIONS  (5.8%):

                   2,000   American Express Credit Account                                                                    2,053
                           Master Trust, Series 04-3, Class A,
                           4.35%, 12/15/11

                   1,401   BAE Systems 2001 Asset Trust,                                                                      1,513
                           Series 01, Class B, 7.16%, 12/15/11
                           (b)

                     613   Bank of America Mortgage                                                                             470
                           Securities, Series 03-8, Class A,
                           0.00%, 11/25/33, PO

                     697   Bank of America Mortgage                                                                             532
                           Securities, Series 03-11, Class PO,
                           0.00%, 1/25/34, PO

                     934   Bank of America Mortgage                                                                             720
                           Securities, Series 04-1, Class PO,
                           0.00%, 3/25/34, PO

                     997   Bank of America Mortgage                                                                             727
                           Securities, Series 04-6 Class APO,
                           0.00%, 7/25/34, PO

                     293   BHN Mortgage Fund, Series 97-1,                                                                       15
                           Class A2, 0.00%, 7/25/09 (b)(c)(f)

                   1,075   Cendant Mortgage Corp., Series                                                                       743
                           04-1, Class P, 0.00%, 2/25/34

                     109   Citicorp Mortgage Securities, Inc.,                                                                  109
                           Series 95-2, Class A7, 7.50%,
                           4/25/25

                   3,287   Citigroup Mortgage Loan Trust, Inc.,                                                               3,349
                           Series 03-UST1, Class A1, 5.50%,
                           12/25/18

                   2,720   Citigroup Mortgage Loan Trust, Inc.,                                                               2,772
                           Series 03-UP3, Class A3, 7.00%,
                           9/25/33

                   1,500   Countrywide Alternative Loan Trust,                                                                1,533
                           Series 01-10, Class A5, 6.75%,
                           12/25/31

                   2,460   Countrywide Alternative Loan Trust,                                                                2,458
                           Series 02-2, Class A12, 6.75%,
                           4/25/32

                   6,000   Countrywide Alternative Loan Trust,                                                                6,195
                           Series 02-8, Class A4, 6.50%,
                           7/25/32

                   2,991   Countrywide Home Loans, Series                                                                     2,968
                           03-J7, Class 4A3, 7.70%, 8/25/18,
                           IF*

                   6,330   Countrywide Home Loans, Series                                                                     6,269

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                           03-26, Class 1A6, 3.50%, 8/25/33

                     936   Countrywide Home Loans, Series                                                                       786
                           03-J13, Class PO, 0.00%, 1/25/34,
                           PO

                     421   CS First Boston Mortgage Securities                                                                  426
                           Corp., Series 97-2, Class A, 7.50%,
                           6/25/20 (b)

                   1,072   Deutsche Mortgage Securities, Inc.,                                                                  955
                           Series 04-1, Class 2APO, 0.00%,
                           10/25/18, PO

                     787   Household Automotive Trust, Series                                                                   799
                           00-2, Class A4, 7.43%, 4/17/07

                     380   Impac Secured Assets Common                                                                          380
                           Owner Trust, Series 00-1, Class A8,
                           8.15%, 4/25/30

                   2,000   JP Morgan Commercial Mortgage                                                                      2,150
                           Finance Corp., Series 97-C4, Class B,
                            7.52%, 12/26/28 * (d)

                   1,500   Master Alternative Loans Trust,                                                                    1,485
                           Series 04-10, Class IAI, 4.50%,
                           9/1/19

                     989   Master Asset Securitization Trust,                                                                   789
                           Series 04-8, Class PO, 0.00%,
                           8/25/19, PO

                   4,766   Merrill Lynch Mortgage Investors,                                                                  5,133
                           Inc., Series 97-C2, Class A2, 6.54%,
                           12/10/29

                       0   Morgan Stanley Mortgage Trust,                                                                        40
                           Series 35, Class 2, 3886.00%,
                           4/20/21, HB, IF*

                       0   Morgan Stanley Mortgage Trust,                                                                        37
                           Series 37, Class 2, 3418.04%,
                           7/20/21, HB, IF*

                      42   Morgan Stanley Mortgage Trust,                                                                        42
                           Series 39, Class 3, 0.00%, 12/20/21,
                           PO

                     281   Mortgage Capital Funding, Inc.,                                                                      291
                           Series 96-MC2, Class A3, 7.01%,
                           9/20/06

                     532   Nomura Asset Acceptance Corp.,                                                                       535
                           Series 03-A1, Class A5, 7.00%,
                           4/25/33

                   2,043   Nomura Asset Acceptance Corp.,                                                                     2,096
                           Series 03-A1, Class A1, 5.50%,
                           5/25/33

                   2,399   Nomura Asset Acceptance Corp.,                                                                     2,455
                           Series 03-A1, Class A2, 6.00%,
                           5/25/33

                   1,937   Nomura Asset Acceptance Corp.,                                                                     2,035
                           Series 04-R2, Class A1, 6.50%,
                           10/25/34

                       2   Paine Webber CMO Trust, Series H,                                                                      3
                           Class 4, 8.75%, 4/1/18

                   8,434   Residential Accredit Loans, Inc.,                                                                  8,641
                           Series 02-QS8, Class A5, 6.25%,
                           6/25/17

                   2,680   Residential Accredit Loans, Inc.,                                                                  2,839
                           Series 02-QS16, Class A3, 13.25%,
                           10/25/17, IF*

                   3,755   Residential Accredit Loans, Inc.,                                                                    385
                           Series 03-QS3, Class A8, 5.99%,
                           2/25/18, IO, IF*

                   2,926   Residential Accredit Loans, Inc.,                                                                  3,046
                           Series 03-QS3, Class A2, 12.95%,
                           2/25/18, IF*

                  11,474   Residential Accredit Loans, Inc.,                                                                  1,490
                           Series 03-QS9, Class A3, 5.94%,

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                           5/25/18, IO, IF*

                     251   Residential Accredit Loans, Inc.,                                                                    251
                           Series 96-QS3, Class AI-11, 7.75%,
                           6/25/26

                     319   Residential Accredit Loans, Inc.,                                                                    320
                           Series 02-QS6, Class A10, 6.50%,
                           5/25/32

                   1,000   Residential Accredit Loans, Inc.,                                                                  1,017
                           Series 04-QS8, Class A2, 5.00%,
                           6/25/34

                     485   Residential Funding Mortgage                                                                         485
                           Securities I, Inc., Series 94-S8, Class
                           A6, 6.00%, 3/25/09

                   1,000   Residential Funding Mortgage                                                                         965
                           Securities I, Inc., Series 03-S12,
                           Class 4A5, 4.50%, 12/25/32

                   4,525   Residential Funding Mortgage                                                                       4,459
                           Securities I, Inc., Series 03-S7, Class
                           A17, 4.00%, 5/25/33

                      68   Rural Housing Trust, Series 87-1,                                                                     68
                           Class 3B, 7.33%, 4/1/26

                     685   Salomon Brothers Mortgage                                                                            580
                           Securities Trust VII, Series 03-UP2,
                           Class P01, 0.00%, 12/25/18, PO

                     163   Structured Asset Securities Corp.,                                                                   163
                           Series 01-1, Class 1A8, 6.85%,
                           2/25/31

                     586   Structured Mortgage Asset                                                                            617
                           Residential Trust, Series 93-2A, Class
                            AE, 7.60%, 3/25/09

                   4,000   The Equitable Life Assurance                                                                       4,250
                           Society of the US, Series 174, Class
                           A1, 7.24%, 5/15/06 (b)

                   4,240   Vendee Mortgage Trust, Series 94-1,                                                                4,352
                           Class 1, 5.63%, 2/15/24

                   5,346   Vendee Mortgage Trust, Series 96-1,                                                                5,752
                           Class 1Z, 6.75%, 2/15/26

                   1,917   Vendee Mortgage Trust, Series 96-2,                                                                2,052
                           Class 1Z, 6.75%, 6/15/26

                   7,052   Vendee Mortgage Trust, Series 97-1,                                                                7,886
                           Class 2Z, 7.50%, 2/15/27

                   2,000   Vendee Mortgage Trust, Series 98-1,                                                                2,107
                           Class 2E, 7.00%, 9/15/27

                     682   Washington Mutual Mortgage                                                                           504
                           Securities Corp., Series 03-S10, Class
                            A6, 0.00%, 10/25/18, PO

                     717   Washington Mutual Mortgage                                                                           588
                           Securities Corp., Series 03-MS7,
                           Class P, 0.00%, 3/25/33, PO

                   1,500   Washington Mutual Mortgage                                                                         1,458
                           Securities Corp., Series 03-AR7,
                           Class A6, 3.03%, 8/25/33

                   1,166   Wells Fargo Mortgage Backed                                                                          947
                           Securities Trust, Series 03-11, Class
                           1APO, 0.00%, 10/25/18, PO

                   2,000   Wells Fargo Mortgage Backed                                                                        1,897
                           Securities Trust, Series 03-13, Class
                           A7, 4.50%, 11/25/18

                   1,961   Wells Fargo Mortgage Backed                                                                        1,981
                           Securities Trust, Series 04-7, Class
                           2A2, 5.00%, 7/25/19

                   2,500   Wells Fargo Mortgage Backed                                                                        2,470
                           Securities Trust, Series 09-05, Class                                                            -------
                           A5, 3.54%, 8/25/34

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS                                                                                   114,433
                                                                                                                            -------

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

CORPORATE BONDS (22.0%):
Aerospace & Defense (0.0%):

                     700   General Dynamics Corp., 4.50%,                                                                       716
                           8/15/10 (e)                                                                                       ------
Airlines (0.7%):

                   1,000   Continental Airlines, Inc., Series                                                                   990
                           99-2, Class A2, 7.06%, 9/15/09

                     265   Continental Airlines, Inc., Series                                                                   262
                           99-2, Class A1, 7.26%, 3/15/20

                   1,198   Delta Airlines, Inc., Series 01-1,                                                                 1,090
                           Class A1, 6.62%, 3/18/11

                   2,250   Delta Airlines, Inc., Series 02-1,                                                                 2,287
                           Class G2, 6.42%, 7/2/12

                     536   Northwest Airlines, Inc., Series 01-1,                                                               411
                            Class B, 7.69%, 4/1/17

                     537   Northwest Airlines, Inc., Series 01-1,                                                               526
                            Class A1, 7.04%, 4/1/22

                     609   Southwest Airlines Co., Series 01-1,                                                                 623
                           Class A1, 5.10%, 5/1/06

                   1,625   Southwest Airlines Co., Series 01-1,                                                               1,681
                           Class A2, 5.50%, 11/1/06

                     600   United Airlines, Inc., Series 00-1,                                                                  488
                           Class A2, 7.73%, 7/1/10 (e)

                   1,669   United Airlines, Inc., Series 00-2,                                                                1,402
                           Class A2, 7.19%, 4/1/11

                   2,465   United Airlines, Inc., Series 01-1,                                                                2,049
                           Class A2, 6.07%, 3/1/13

                   2,581   United Airlines, Inc., Series 00-1,                                                                2,122
                           Class A1, 7.78%, 1/1/14                                                                           ------
                                                                                                                             13,931
                                                                                                                             ------
Automotive (0.5%):

                   1,600   Daimler Chrysler NA Holdings,                                                                      1,624
                           7.40%, 1/20/05

                   2,000   Daimler Chrysler NA Holdings,                                                                      2,061
                           4.75%, 1/15/08

                   3,500   Daimler Chrysler NA Holdings,                                                                      3,944
                           7.20%, 9/1/09

                   1,255   General Motors Corp., 7.20%,                                                                       1,331
                           1/15/11 (e)                                                                                       ------
                                                                                                                              8,960
                                                                                                                             ------
Banking, Finance & Insurance (14.6%):

                     200   ABN AMRO Bank NV, Chicago,                                                                           206
                           7.25%, 5/31/05

                     750   AIG International Lease Finance                                                                      799
                           Corp., 5.88%, 5/1/13 (e)

                   2,000   American Express Credit, 3.00%,                                                                    1,967
                           5/16/08

                     650   American General Finance Corp.,                                                                      669
                           4.50%, 11/15/07

                     450   American General Finance Corp.,                                                                      470
                           5.38%, 10/1/12

                   1,900   American International Group,                                                                      1,835
                           4.25%, 5/15/13

                     700   Ameritech Capital Funding, 6.15%,                                                                    756
                           1/15/08

                   3,000   ASIF Global Financing XIX, 4.90%,                                                                  3,053
                           1/17/13 (b)

                   3,000   ASIF Global Financing XX, 2.65%,                                                                   2,999
                           1/17/06 (b)

                   2,250   ASIF Global Financing XXIII, 3.90%,                                                                2,270
                           10/22/08 (b)(e)

                     300   Associates Corp., 6.63%, 6/15/05                                                                     308

                   1,000   Associates Corp., 6.38%, 11/15/05                                                                  1,040

                   5,475   Associates Corp., 8.15%, 8/1/09                                                                    6,437

                   3,000   Bank of America Corp., 3.88%,                                                                      3,047

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                           1/15/08

                   8,250   Bank of America Corp., 7.80%,                                                                      9,703
                           2/15/10

                   2,000   Bank of America Corp., 7.40%,                                                                      2,334
                           1/15/11

                   1,500   Bear Stearns Co., Inc., 6.25%,                                                                     1,544
                           7/15/05

                   6,000   Bear Stearns Co., Inc., 3.25%,                                                                     5,834
                           3/25/09 (e)

                   1,500   Boeing Capital Corp., 6.36%,                                                                       1,534
                           7/15/05

                     750   Branch Banking & Trust, 4.88%,                                                                       757
                           1/15/13

                   1,500   Capital One Bank, 8.25%, 6/15/05                                                                   1,557

                     350   Capital One Bank, 5.75%, 9/15/10                                                                     374

                     700   CIT Group Holdings, 6.63%,                                                                           720
                           6/15/05

                   2,400   CIT Group, Inc., 6.50%, 2/7/06 (e)                                                                 2,515

                     250   Citicorp, 6.75%, 8/15/05                                                                             259

                     600   Citigroup, Inc., 3.50%, 2/1/08                                                                       602

                     400   Citigroup, Inc., 6.20%, 3/15/09                                                                      438

                   1,000   Citigroup, Inc., 4.25%, 7/29/09                                                                    1,018

                   1,000   Citigroup, Inc., 5.63%, 8/27/12                                                                    1,071

                     200   Corporation Andina de Fomento                                                                        204
                           California, 5.20%, 5/21/13

                   1,250   Countrywide Home Loans, 7.20%,                                                                     1,348
                           10/30/06

                   1,150   Countrywide Home Loans, 3.25%,                                                                     1,132
                           5/21/08

                   4,000   Countrywide Home Loans, 4.00%,                                                                     3,890
                           3/22/11

                     550   Credit Suisse First Boston (USA),                                                                    567
                           Inc., 4.70%, 6/1/09

                   8,100   Credit Suisse First Boston (USA),                                                                  8,838
                           Inc., 6.13%, 11/15/11

                   2,000   Credit Suisse First Boston (USA),                                                                  2,083
                           Inc., 5.50%, 8/15/13

                   1,000   First Union National, Inc., 7.80%,                                                                 1,179
                           8/18/10

                   5,000   Firstar Bank N.A., 7.13%, 12/1/09                                                                  5,751

                   6,750   Ford Motor Credit Co., 6.88%, 2/1/06                                                               7,066
                           (e)

                   2,000   Ford Motor Credit Co., 5.80%,                                                                      2,075
                           1/12/09 (e)

                   8,700   Ford Motor Credit Co., 7.38%,                                                                      9,540
                           10/28/09

                   5,080   Ford Motor Credit Co., 7.88%,                                                                      5,673
                           6/15/10

                     266   GE Capital Corp., 7.88%, 12/1/06                                                                     292

                   1,000   GE Capital Corp., 2.80%, 1/15/07                                                                     994

                   3,500   GE Capital Corp., 5.38%, 3/15/07                                                                   3,686
                           (e)

                   2,100   GE Capital Corp., 4.25%, 1/15/08                                                                   2,156

                   2,250   GE Capital Corp., 3.50%, 5/1/08                                                                    2,254

                   1,750   GE Capital Corp., 4.63%, 9/15/09                                                                   1,813
                           (e)

                   2,550   GE Capital Corp., 6.13%, 2/22/11                                                                   2,816
                           (e)

                   5,145   GE Capital Corp., 5.88%, 2/15/12                                                                   5,593

                   6,000   GE Capital Corp., 6.00%, 6/15/12                                                                   6,602
                           (e)

                   4,600   GMAC, 6.13%, 9/15/06 (e)                                                                           4,811

                  10,300   GMAC, 7.25%, 3/2/11                                                                               11,012

                     500   Goldman Sachs Group LP, 7.35%,                                                                       574
                           10/1/09

                   5,500   Goldman Sachs Group LP, 6.88%,                                                                     6,219
                           1/15/11

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                   2,400   Goldman Sachs Group LP, 6.60%,                                                                     2,685
                           1/15/12

                   1,000   Goldman Sachs Group LP, 4.75%,                                                                       983
                           7/15/13

                   2,100   Goldman Sachs Group LP, 5.25%,                                                                     2,118
                           10/15/13

                   1,330   Goldman Sachs Group, Inc., 3.88%,                                                                  1,333
                           1/15/09

                   1,500   Household Finance Corp., 7.20%,                                                                    1,608
                           7/15/06

                   1,000   Household Finance Corp., 6.50%,                                                                    1,101
                           11/15/08

                   7,000   Household Finance Corp., 5.88%,                                                                    7,553
                           2/1/09

                   1,000   Household Finance Corp., 4.75%,                                                                    1,033
                           5/15/09

                   3,450   Household Finance Corp., 8.00%,                                                                    4,083
                           7/15/10

                   2,235   Household Finance Corp., 6.75%,                                                                    2,519
                           5/15/11

                   1,000   Household Finance Corp., 6.38%,                                                                    1,110
                           11/27/12

                     100   Inter-American Development Bank,                                                                     121
                           8.40%, 9/1/09

                     875   International Lease Finance Corp.,                                                                   904
                           4.50%, 5/1/08

                   2,000   Jackson National Life Global, 6.13%,                                                               2,178
                            5/30/12 (b)

                   1,200   John Hancock Global Funding II,                                                                    1,189
                           3.50%, 1/30/09 (b)

                   1,200   John Hancock Global Funding II,                                                                    1,419
                           7.90%, 7/2/10 (b)

                   2,000   KeyCorp, 4.70%, 5/21/09                                                                            2,058

                   2,250   Lehman Brothers Holdings, Inc.,                                                                    2,520
                           6.63%, 1/18/12

                   2,000   Marshall & Ilsley Corp., 5.75%,                                                                    2,109
                           9/1/06

                   1,630   Massmutual Global Funding II,                                                                      1,641
                           3.25%, 6/15/07 (b)(e)

                   2,000   Massmutual Global Funding II,                                                                      1,946
                           3.50%, 3/15/10 (b)

                   1,150   Mellon Corp., 3.25%, 4/1/09                                                                        1,124

                   1,000   Merrill Lynch & Co., 3.38%, 9/14/07                                                                1,000

                   2,000   Merrill Lynch & Co., 3.70%, 4/21/08                                                                2,006

                   1,500   Merrill Lynch & Co., 4.13%, 1/15/09                                                                1,514

                   4,000   Metropolitan Life Insurance Co.,                                                                   4,172
                           7.00%, 11/1/05 (b)

                   1,095   Metropolitan Life Insurance Co.,                                                                   1,121
                           5.20%, 9/18/13 (b)

                   1,500   MGIC Investment Corp., 6.00%,                                                                      1,593
                           3/15/07

                     170   Midland Bank, 8.63%, 12/15/04                                                                        172

                   1,600   Monumental Global Funding II,                                                                      1,680
                           5.20%, 1/30/07 (b)

                   2,200   Monumental Global Funding II,                                                                      2,233
                           Series 144A, 4.38%, 7/30/09 (b)

                   1,200   Morgan Stanley Dean Witter and                                                                     1,208
                           Co., 4.25%, 5/15/10

                   6,125   Morgan Stanley Dean Witter and                                                                     6,876
                           Co., 6.75%, 4/15/11

                   5,600   Morgan Stanley Dean Witter and                                                                     6,254
                           Co., 6.60%, 4/1/12

                     725   Morgan Stanley Dean Witter and                                                                       703
                           Co., 4.75%, 4/1/14 (e)

                   9,685   National Rural Utilities, 6.00%,                                                                  10,161
                           5/15/06

                     600   Nationwide Financial Services,                                                                       658

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                           6.25%, 11/15/11

                   1,100   New York Life Global Funding,                                                                      1,105
                           3.88%, 1/15/09 (b)

                   2,500   New York Life Global Funding,                                                                      2,614
                           5.38%, 9/15/13 (b)

                   1,150   Pacific Life Global Funding, 3.75%,                                                                1,152
                           1/15/09 (b)

                   1,400   PHH Corp., 7.13%, 3/1/13                                                                           1,604

                   1,000   Popular North America, Inc., Series                                                                1,057
                           E, 6.13%, 10/15/06

                   1,000   Popular North America, Inc., 4.25%,                                                                1,020
                           4/1/08

                     300   Principal Life Global Funding, 6.13%,                                                                314
                           3/1/06 (b)

                   1,000   Principal Life Global Funding, 2.80%,                                                                977
                           6/26/08 (b)

                   3,780   Principal Life Global Funding, 6.25%,                                                              4,179
                           2/15/12 (b)

                   1,070   Protective Life Secured Trust,                                                                     1,069
                           4.00%, 10/7/09

                   2,000   Protective Life Secured Trust,                                                                     1,957
                           4.00%, 4/1/11

                   1,875   Royal Bank of Canada, 3.88%,                                                                       1,879
                           5/4/09

                   1,300   SLM Corp., Series A, 5.38%,                                                                        1,355
                           1/15/13

                   3,000   State Street Corp., 7.65%, 6/15/10                                                                 3,562

                   1,130   Suntrust Bank, 6.38%, 4/1/11                                                                       1,262

                   1,000   Toyota Motor Credit Corp., 2.88%,                                                                    978
                           8/1/08

                   5,000   U.S. Bancorp, 6.50%, 2/1/08                                                                        5,460

                   3,500   Wachovia Corp, 3.50%, 8/15/08                                                                      3,492

                   3,400   Wachovia Corp., 3.63%, 2/17/09                                                                     3,377

                     375   Washington Mutual Bank, 5.65%,                                                                       389
                           8/15/14

                   1,000   Washington Mutual Finance, 6.88%,                                                                  1,146
                           5/15/11

                   1,500   Washington Mutual Finance, 6.88%,                                                                  1,698
                           6/15/11

                   3,490   Wells Fargo Bank, 3.13%, 4/1/09                                                                    3,401
                           (e)

                   3,100   Wells Fargo Bank, 7.55%, 6/21/10                                                                   3,638

                     400   Wells Fargo Bank, 6.45%, 2/1/11                                                                      449

                   1,500   World Savings Bank FSB, 4.50%,                                                                     1,538
                           6/15/09

                     375   XL Capital Ltd., 5.25%, 9/15/14                                                                      377
                                                                                                                            -------
                                                                                                                            290,019
                                                                                                                            -------
Energy (0.5%):

                   1,150   Carolina Power and Light, 5.13%,                                                                   1,180
                           9/15/13

                   2,700   Constellation Energy Group, 6.35%,                                                                 2,890
                           4/1/07

                   1,000   DTE Energy Co., 6.65%, 4/15/09                                                                     1,093

                   2,250   Duke Energy Corp., 4.20%, 10/1/08                                                                  2,275
                           (e)

                   2,000   Duke Energy Corp., 5.63%,                                                                          2,100
                           11/30/12                                                                                         -------
                                                                                                                              9,538
                                                                                                                            -------
Governments (Foreign) (0.3%):

                   3,000   Province of Quebec, 5.75%,                                                                         3,246
                           2/15/09

                   1,850   United Mexican States, 4.63%,                                                                      1,871
                           10/8/08

                   1,370   United Mexican States, 6.38%,                                                                      1,446
                           1/16/13                                                                                          -------
                                                                                                                              6,563
                                                                                                                            -------

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

Industrial Goods & Services (0.8%):

                   1,500   Dow Chemical, 6.13%, 2/1/11 (e)                                                                    1,639

                   4,050   Enron Corp., 0.00%, 7/1/05 (c)                                                                        61

                   2,000   First Data Corp., 3.90%, 10/1/09                                                                   1,999

                   2,250   Honeywell International, 5.13%,                                                                    2,344
                           11/1/06 (e)

                   1,400   IBM Corp., 5.39%, 1/22/09                                                                          1,483

                     700   International Paper Co., 6.50%,                                                                      761
                           11/15/07

                     645   International Paper Co., 4.25%,                                                                      648
                           1/15/09

                   1,650   International Paper Co., 4.00%,                                                                    1,614
                           4/1/10

                   2,350   Phillips Petroleum Co., 8.75%,                                                                     2,895
                           5/25/10

                   1,250   Tyco International Group, 6.75%,                                                                   1,408
                           2/15/11

                     750   Tyco International Group, 6.38%,                                                                     831
                           10/15/11

                     800   Weyerhaeuser Co., 6.13%, 3/15/07                                                                     852

                     200   Weyerhaeuser Co., 6.75%, 3/15/12                                                                     225
                                                                                                                            -------
                                                                                                                             16,760
                                                                                                                            -------
Multimedia (0.6%):

                   1,000   AOL Time Warner, Inc., 5.63%,                                                                      1,018
                           5/1/05

                   2,125   AOL Time Warner, Inc., 8.18%,                                                                      2,380
                           8/15/07

                   1,400   AOL Time Warner, Inc., 7.48%,                                                                      1,534
                           1/15/08

                   1,100   AOL Time Warner, Inc., 10.15%,                                                                     1,430
                           5/1/12

                     600   Comcast Corp., 5.50%, 3/15/11                                                                        626

                   5,000   Cox Radio, Inc., 6.38%, 5/15/05                                                                    5,092
                                                                                                                            -------
                                                                                                                             12,080
                                                                                                                            -------
Real Estate (0.2%):

                   2,750   EOP Operating LP, 6.75%, 2/15/12                                                                   3,051

                     400   ERP Operating LP, 4.75%, 6/15/09                                                                     411

                     400   Harrah's Operating Co., Inc., 8.00%,                                                                 465
                            2/1/11 (e)                                                                                      -------
                                                                                                                              3,927
                                                                                                                            -------
Retailers (0.3%):

                   1,500   Kroger Co., 8.05%, 2/1/10                                                                          1,764

                   4,000   Wal-Mart Stores, Inc., 4.13%,                                                                      4,012
                           2/15/11                                                                                          -------
                                                                                                                              5,776
                                                                                                                            -------
Telecommunications (2.2%):

                     524   AT&T Broadband Corp., 8.38%,                                                                         636
                           3/15/13

                     750   AT&T Wireless Services, Inc.,                                                                        827
                           7.50%, 5/1/07

                   1,800   AT&T Wireless Services, Inc.,                                                                      2,135
                           7.88%, 3/1/11

                   1,148   Bellsouth Telecommunications,                                                                      1,263
                           6.30%, 12/15/15

                   4,100   British Telecom PLC, 8.38%,                                                                        4,950
                           12/15/10 *

                     700   Cox Communications, Inc., 6.88%,                                                                     717
                           6/15/05

                     900   Cox Communications, Inc., 7.75%,                                                                   1,004
                           11/1/10

                   2,900   France Telecom, 8.50%, 3/1/11 *                                                                    3,476

                     100   Liberty Media Corp., 5.70%,                                                                           99
                           5/15/13

                     870   New York Telephone Co., 6.00%,                                                                       925
                           4/15/08

                   2,800   Nynex Capital Funding, 8.23%,                                                                      3,274

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                           10/15/09

                     360   Nynex Corp., 9.55%, 5/1/10                                                                           412

                   1,250   Sprint Capital Corp., 7.13%,                                                                       1,318
                           1/30/06

                   5,350   Sprint Capital Corp., 6.00%, 1/15/07                                                               5,666
                           (e)

                     400   Sprint Capital Corp., 7.63%,                                                                         463
                           1/30/11

                     900   Sprint Capital Corp., 8.38%, 3/15/12                                                               1,092
                           (e)

                   3,700   TCI Communications, Inc., 9.80%,                                                                   4,724
                           2/1/12

                   1,400   Telus Corp., 8.00%, 6/1/11                                                                         1,643

                   5,250   Verizon Global Funding Corp.,                                                                      6,061
                           7.25%, 12/1/10 (e)

                   2,000   Verizon New England, Inc., 6.50%,                                                                  2,209
                           9/15/11

                   1,000   Verizon New York, Inc., 6.88%,                                                                     1,114
                           4/1/12                                                                                           -------
                                                                                                                             44,008
                                                                                                                            -------
Transportation & Shipping (0.3%):

                   1,000   Burlington North Sante Fe, 7.13%,                                                                  1,141
                           12/15/10

                   4,401   Federal Express Corp., Series                                                                      4,942
                           98-1A, 6.72%, 1/15/22                                                                            -------
                                                                                                                              6,083
                                                                                                                            -------
Utilities (1.0%):

                     400   Alabama Power Co., 4.70%,                                                                            410
                           12/1/10

                     800   American Electric Power Co., Series                                                                  839
                           A, 6.13%, 5/15/06 (e)

                     800   Dominion Resources, Inc., 2.80%,                                                                     801
                           2/15/05

                   1,600   Dominion Resources, Inc., 6.25%,                                                                   1,740
                           6/30/12

                   2,000   Exelon Generation Co., LLC, 6.95%,                                                                 2,263
                           6/15/11 (e)

                     800   Keyspan Gas East, 7.88%, 2/1/10                                                                      942

                   1,032   National Rural Utilities, 7.30%,                                                                   1,113
                           9/15/06

                   6,000   Ohio Power, 6.73%, 11/1/04                                                                         6,025

                   1,120   Ohio Valley Electric Co., 5.94%,                                                                   1,168
                           2/12/06 (b)

                   1,090   PSEG Power, 7.75%, 4/15/11                                                                         1,271

                   1,091   Ras Laffan Gas, 7.63%, 9/15/06                                                                     1,147
                           (b)

                   1,300   Southern California Gas Co., 4.80%,                                                                1,326
                            10/1/12

                      75   Virginia Electric & Power Co., 5.38%,                                                                 78
                            2/1/07                                                                                          -------
                                                                                                                             19,123
                                                                                                                            -------
TOTAL CORPORATE BONDS                                                                                                       437,484
                                                                                                                            -------
U.S. GOVERNMENT AGENCY MORTGAGES (45.6%):
Fannie Mae (16.5%):

                  10,013   6.88%, 9/1/05, Pool #73192                                                                        10,201

                       0   758.75%, 1/25/06, Series 91-4,                                                                         0
                           Class N, HB

                       0   908.75%, 3/25/06, Series 91-20,                                                                        0
                           Class M, HB

                   7,016   6.95%, 4/1/06, Pool #73429                                                                         7,294

                       0   1008.00%, 4/25/06, Series 91-33,                                                                       0
                           Class J, HB

                      67   0.00%, 9/25/06, Series 96-46, Class                                                                   66
                           PE, PO

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                      20   7.00%, 1/1/07, Pool #145771                                                                           21

                     213   7.25%, 4/25/07, Series 92-44, Class                                                                  221
                           K

                   1,000   6.50%, 2/25/08, Series 93-18, Class                                                                1,052
                           PK

                     150   2.72%, 5/25/08, Series 93-72, Class                                                                  149
                           F*

                     292   0.00%, 9/25/08, Series 96-20, Class                                                                  283
                           L, PO

                     696   0.00%, 9/25/08, Series 96-39, Class                                                                  673
                           J, PO

                     204   12.89%, 9/25/08, Series 93-175,                                                                      222
                           Class SA, IF*

                     200   18.63%, 9/25/08, Series 93-70,                                                                       227
                           Class SE, IF*

                     264   2.72%, 10/25/08, Series 93-196,                                                                      263
                           Class FA*

                   1,389   13.14%, 10/25/08, Series 93-94,                                                                    1,504
                           Class S, IF*

                     703   0.00%, 12/25/08, Series 98-27,                                                                       679
                           Class B, PO

                     209   2.87%, 1/25/09, Series 94-12, Class                                                                  207
                           FC*

                     734   6.50%, 2/25/09, Series 94-17, Class                                                                   67
                           JB, IO

                     169   6.50%, 2/25/09, Series 94-20, Class                                                                  175
                           Z

                     175   17.52%, 2/25/09, Series 94-13,                                                                       198
                           Class SK, IF*

                     546   0.00%, 3/25/09, Series 96-24, Class                                                                  526
                           E, PO

                   2,321   6.00%, 3/25/09, Series 94-34, Class                                                                2,406
                           DZ

                      40   6.50%, 3/25/09, Series 95-13, Class                                                                   41
                           B

                   1,593   13.17%, 3/25/09, Series 02-8, Class                                                                1,740
                           SR, IF*

                     463   6.50%, 4/1/09, Pool #190830                                                                          489

                     854   6.50%, 2/25/10, Series 94-40, Class                                                                  890
                           VC

                     159   7.00%, 6/1/10, Pool #312903                                                                          169

                   3,658   6.50%, 11/25/10, Series 01-52,                                                                     3,837
                           Class XM

                     396   6.50%, 12/1/10, Pool #322598                                                                         420

                      97   6.50%, 4/1/11, Pool #337903                                                                          103

                     206   6.50%, 12/25/11, Series 01-12,                                                                       206
                           Class VC

                     919   7.50%, 10/1/12, Pool #402982                                                                         978

                   1,012   8.00%, 11/1/12, Pool #535710                                                                       1,081

                   2,225   6.50%, 5/1/13, Pool #429707                                                                        2,359

                     442   6.50%, 9/1/13, Pool #251982                                                                          468

                     787   20.64%, 12/25/13, Series 93-225,                                                                     918
                           Class SG, IF*

                   1,000   4.50%, 1/25/14, Series 03-128,                                                                     1,004
                           Class KE

                   1,664   6.00%, 5/25/14, Series 01-71, Class                                                                1,729
                           GU

                   2,185   5.50%, 4/25/15, Series 02-84, Class                                                                2,241
                           VB

                   1,425   6.50%, 8/25/15, Series 01-61, Class                                                                1,493
                           VQ

                   5,000   5.00%, 11/25/15, Series 02-74,                                                                     5,106
                           Class PD

                   3,500   6.00%, 12/25/15, Series 01-78,                                                                     3,593
                           Class VB

                     114   12.50%, 1/1/16, Pool #303306                                                                         130

                   4,000   5.00%, 1/25/16, Series 02-74, Class                                                                4,080

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                           LD

                   3,500   6.00%, 3/25/16, Series 01-5, Class                                                                 3,679
                           OW

                   5,575   6.04%, 3/25/16, Series 03-8, Class                                                                   462
                           SB, IO, IF*

                   7,000   5.50%, 5/25/16, Series 02-61, Class                                                                7,245
                           PE

                   2,000   6.00%, 8/15/16, Series 2344, Class                                                                 2,092
                           QG

                     971   5.00%, 12/1/16, Pool #615017                                                                         991

                     146   6.00%, 12/25/16, Series G-22, Class                                                                  149
                           G

                   3,000   6.00%, 12/25/16, Series 01-71,                                                                     3,161
                           Class MB

                   5,250   6.00%, 12/25/16, Series 01-71,                                                                     5,515
                           Class QE

                  14,100   6.00%, 12/25/16, Series 01-74,                                                                    15,012
                           Class MB

                   3,798   6.50%, 12/25/16, Series 01-50,                                                                     3,961
                           Class VB

                   3,500   7.00%, 12/25/16, Series 01-61,                                                                     3,730
                           Class VB

                   3,000   6.00%, 2/25/17, Series 02-3, Class                                                                 3,167
                           OG

                   2,000   6.00%, 2/25/17, Series 02-2, Class                                                                 2,086
                           UC

                     651   6.50%, 3/1/17, Pool #627139                                                                          690

                     198   2.13%, 3/25/17, Series 96-27, Class                                                                  199
                           FA*

                      17   7.00%, 4/1/17, Pool #44696                                                                            18

                   6,100   5.50%, 4/25/17, Series 02-18, Class                                                                6,391
                           PC

                   2,000   6.00%, 4/25/17, Series 02-24, Class                                                                2,108
                           AJ

                   4,000   5.50%, 9/25/17, Series 02-56, Class                                                                4,155
                           UC

                   1,299   6.50%, 10/1/17, Pool #667014                                                                       1,376

                   2,000   5.50%, 1/25/18, Series 02-94, Class                                                                2,088
                           BK

                     476   6.50%, 2/25/18, Series 01-64, Class                                                                  478
                           VB

                     949   6.50%, 3/1/18, Pool #697121                                                                        1,005

                      56   9.25%, 4/25/18, Series 88-7, Class                                                                    61
                           Z

                     878   5.00%, 6/1/18, Pool #709877                                                                          894

                     338   9.85%, 11/1/18, Series 97-77, Class                                                                  375
                           M

                     220   9.50%, 12/1/18, Pool #426839                                                                         250

                     202   4.50%, 2/25/19, Series 04-2, Class                                                                   202
                           ZD

                     192   3.26%, 3/1/19, Pool #116612*                                                                         198

                   1,443   4.50%, 3/1/19, Pool #742078                                                                        1,440

                      15   10.50%, 3/1/19, Series 50, Class 2,                                                                    5
                           IO

                      53   5.14%, 8/1/19, Pool #111366*                                                                          53

                     469   9.00%, 9/1/19, Pool #559423                                                                          523

                   1,418   4.00%, 10/25/19, Series 04-76,                                                                     1,325
                           Class CL

                     307   8.00%, 10/25/19, Series 89-70,                                                                       333
                           Class G

                      93   8.50%, 11/25/19, Series 89-83,                                                                       101
                           Class H

                     111   9.00%, 11/25/19, Series 89-89,                                                                       121
                           Class H

                     130   9.40%, 11/25/19, Series 89-78,                                                                       145
                           Class H

                      61   8.50%, 1/25/20, Series 90-97, Class                                                                   67

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                           B

                      36   8.80%, 1/25/20, Series 90-1, Class                                                                    40
                           D

                      69   5.50%, 6/25/20, Series 90-60, Class                                                                   72
                           K

                      48   9.50%, 6/25/20, Series 90-63, Class                                                                   52
                           H

                      67   5.50%, 8/25/20, Series 90-93, Class                                                                   69
                           G

                     244   6.50%, 8/25/20, Series 90-102,                                                                       251
                           Class J

                       1   504.00%, 8/25/20, Series 90-94,                                                                        8
                           Class H, HB*

                       0   1118.04%, 8/25/20, Series 90-95,                                                                      16
                           Class J, HB

                     126   9.00%, 10/25/20, Series 90-120,                                                                      136
                           Class H

                      26   19.16%, 11/25/20, Series 90-134,                                                                      34
                           Class SC, IF*

                       2   652.15%, 12/25/20, Series 90-140,                                                                     30
                           Class K, HB

                       0   907.20%, 2/25/21, Series 91-7,                                                                         2
                           Class K, HB*

                      10   8.00%, 3/1/21, Pool #70825                                                                            11

                   2,000   7.00%, 3/25/21, Series 01-4, Class                                                                 2,144
                           PC

                     172   14.83%, 5/25/21, Series 91-42,                                                                       198
                           Class S, IF*

                      97   8.50%, 6/25/21, Series G-14, Class                                                                   102
                           L

                     450   8.75%, 6/25/21, Series G-18, Class                                                                   495
                           Z

                   1,954   6.50%, 9/25/21, Series 01-48, Class                                                                2,106
                           Z

                     309   8.75%, 10/25/21, Series G-35, Class                                                                  341
                            M

                   3,000   6.50%, 2/25/22, Series 02-1, Class                                                                 3,156
                           HC

                     433   3.78%, 3/25/22, Series 92-33, Class                                                                  439
                           F*

                       0   9995.64%, 5/25/22, Series G92-27,                                                                     54
                           Class SQ, HB, IF*

                     729   5.50%, 6/25/22, Series 02-91, Class                                                                  118
                           UH, IO

                      82   7.00%, 7/25/22, Series G92-42,                                                                        88
                           Class Z

                   1,349   7.50%, 7/25/22, Series G92-35,                                                                     1,440
                           Class E

                   1,983   8.00%, 7/25/22, Series G92-44,                                                                     2,148
                           Class ZQ

                     407   6.50%, 8/25/22, Series 96-59, Class                                                                  427
                           J

                     244   0.00%, 9/25/22, Series 97-70, Class                                                                  243
                           PO, PO

                     172   5.50%, 9/25/22, Series 92-143,                                                                       179
                           Class MA

                   1,382   7.50%, 9/25/22, Series G92-54,                                                                     1,488
                           Class ZQ

                     314   7.50%, 11/1/22, Pool #189190                                                                         338

                     422   9.48%, 12/25/22, Series 93-225,                                                                      442
                           Class VO, IF*

                     300   6.50%, 2/25/23, Series 93-5, Class                                                                   315
                           Z

                   3,102   6.00%, 3/25/23, Series 93-41, Class                                                                3,176
                           PH

                   5,418   7.00%, 3/25/23, Series 93-37, Class                                                                5,851
                           PX

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                   1,032   7.50%, 3/25/23, Series 93-25, Class                                                                1,110
                           J

                     115   7.50%, 4/1/23, Series 218, Class 2,                                                                   20
                           IO

                     122   0.00%, 4/25/23, Series 98-4, Class                                                                   107
                           C, PO

                   1,775   7.00%, 4/25/23, Series 93-54, Class                                                                1,908
                           Z

                     515   16.30%, 4/25/23, Series 93-62,                                                                       633
                           Class SA, IF*

                   7,904   0.00%, 6/25/23, Series 93-257,                                                                     7,221
                           Class C, PO

                   2,000   5.00%, 6/25/23, Series 03-83, Class                                                                1,986
                           PG

                  11,528   6.04%, 6/25/23, Series 03-80, Class                                                                1,350
                           SY, IO, IF*

                   3,245   6.50%, 7/25/23, Series 96-59, Class                                                                3,372
                           K

                     654   6.50%, 7/25/23, Series 93-122,                                                                       689
                           Class M

                   4,000   6.50%, 8/25/23, Series 96-14, Class                                                                  709
                           SE, IO, IF*

                     933   6.50%, 9/25/23, Series 93-178,                                                                       966
                           Class PK

                     223   11.00%, 9/25/23, Series 93-165,                                                                      233
                           Class SD, IF*

                   5,000   6.50%, 10/25/23, Series 93-183,                                                                    5,423
                           Class KA

                   7,244   6.50%, 10/25/23, Series 93-189,                                                                    7,658
                           Class PL

                      99   0.00%, 11/25/23, Series 94-9, Class                                                                   88
                           E, PO

                   1,500   6.65%, 11/25/23, Series 03-106,                                                                    1,095
                           Class US, IF*

                   1,387   6.75%, 12/25/23, Series 94-55,                                                                     1,417
                           Class G

                   4,042   7.00%, 12/25/23, Series 93-250,                                                                    4,262
                           Class Z

                   1,668   22.97%, 12/25/23, Series 93-247,                                                                   2,178
                           Class SA, IF*

                     162   10.00%, 2/1/24, Pool #479469                                                                         183

                     122   8.00%, 5/1/24, Pool #250066                                                                          133

                     232   8.50%, 7/1/24, Pool #250103                                                                          256

                     137   7.50%, 10/1/24, Pool #303031                                                                         147

                     360   8.80%, 1/25/25, Series G95-1, Class                                                                  399
                            C

                      24   7.50%, 5/1/25, Pool #293928                                                                           26

                      39   7.50%, 5/1/25, Pool #311810                                                                           41

                      20   8.50%, 5/1/25, Pool #308499                                                                           22

                      20   8.50%, 6/1/25, Pool #315277                                                                           22

                     306   7.00%, 7/1/25, Pool #312931                                                                          326

                     214   7.00%, 7/1/25, Pool #290387                                                                          228

                   2,500   7.00%, 1/25/26, Series 96-32, Class                                                                2,607
                           PH

                      57   9.00%, 4/1/26, Pool #446278                                                                           64

                     121   3.77%, 6/1/26, Pool #341503*                                                                         125

                      64   8.50%, 11/1/26, Pool #411183                                                                          70

                   2,497   1.84%, 3/25/27, Series 97-20, Class                                                                  125
                           IO, IO

                   2,074   1.84%, 3/25/27, Series 97-20, Class                                                                  101
                           IB, IO

                   1,159   7.50%, 4/18/27, Series 97-27, Class                                                                1,244
                           J

                   1,041   7.50%, 4/20/27, Series 97-29, Class                                                                1,103
                           J

                   2,136   7.50%, 5/20/27, Series 97-39, Class                                                                2,266
                           PD

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                     590   8.00%, 6/1/27, Pool #695533                                                                          646

                     897   8.50%, 8/1/27, Pool #253605                                                                          991

                     401   3.52%, 9/1/27, Pool #54844*                                                                          408

                     233   7.00%, 9/1/27, Pool #313687                                                                          247

                     887   7.00%, 12/18/27, Series 97-81,                                                                       161
                           Class PL, IO

                   2,523   6.00%, 3/25/28, Series 02-59, Class                                                                2,598
                           AC

                   1,658   6.00%, 7/18/28, Series 98-36, Class                                                                1,699
                           ZB

                   1,292   8.00%, 11/1/28, Pool #755973                                                                       1,411

                     445   4.03%, 3/1/29, Pool #303532*                                                                         451

                     911   6.50%, 3/1/29, Pool #252409                                                                          966

                   3,000   6.00%, 7/25/29, Series 02-W5, Class                                                                3,020
                            A6

                   1,700   6.00%, 7/25/29, Series 01-80, Class                                                                1,777
                           PE

                     313   8.50%, 2/1/30, Pool #566784                                                                          346

                   4,253   7.50%, 2/25/30, Series 00-2, Class                                                                 4,581
                           ZE

                   5,000   6.25%, 8/25/30, Series 02-W5, Class                                                                5,175
                            A7

                   2,224   6.49%, 11/25/30, Series 02-W5,                                                                       188
                           Class A10, IF, IO*

                     419   9.00%, 12/1/30, Pool #649940                                                                         471

                   6,500   6.00%, 7/25/31, Series 01-33, Class                                                                1,192
                           ID, IO

                   1,708   6.50%, 8/1/31, Pool #598559                                                                        1,814

                   4,000   7.00%, 8/25/31, Series 01-36, Class                                                                4,214
                           DE

                   1,757   6.50%, 9/25/31, Series 01-49, Class                                                                1,833
                           Z

                   1,521   7.00%, 9/25/31, Series 01-44, Class                                                                1,593
                           PD

                   1,576   18.11%, 10/25/31, Series 03-52,                                                                    1,800
                           Class SX, IF*

                   8,100   6.00%, 11/25/31, Series 02-74,                                                                     8,490
                           Class VB

                   1,118   0.00%, 1/25/32, Series 01-81, Class                                                                  942
                           LO, PO

                   1,327   19.94%, 2/25/32, Series 02-1, Class                                                                1,560
                           SA, IF*

                   1,570   6.40%, 3/15/32, Series 2450, Class                                                                   153
                           SW, IF, IO*

                   2,500   6.50%, 4/25/32, Series 02-21, Class                                                                2,598
                           PE

                   4,000   6.50%, 4/25/32, Series 02-59, Class                                                                4,155
                           VB

                   1,711   6.50%, 4/25/32, Series 02-59, Class                                                                1,748
                           VA

                   2,000   6.50%, 5/25/32, Series 02-28, Class                                                                2,039
                           PK

                   4,653   6.50%, 6/25/32, Series 02-37, Class                                                                4,867
                           Z

                     620   7.00%, 8/1/32, Pool #649624                                                                          661

                   1,179   0.00%, 12/1/32, Series 329, Class 1,                                                                 946
                            PO

                   1,650   6.00%, 12/1/32, Pool #675555                                                                       1,710

                   1,288   6.00%, 3/1/33, Pool #674349                                                                        1,335

                     802   6.00%, 3/25/33, Series 03-34, Class                                                                  826
                           GB

                   1,000   4.00%, 4/25/33, Series 03-22, Class                                                                  833
                           UD

                   1,503   6.00%, 5/25/33, Series 03-34, Class                                                                1,550
                           GE

                     964   6.00%, 5/25/33, Series 03-39, Class                                                                  179
                           IO, IO

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                   2,000   5.75%, 6/25/33, Series 03-47, Class                                                                1,998
                           PE

                     832   9.63%, 7/25/33, Series 03-64, Class                                                                  681
                           SX, IF*

                   2,263   0.00%, 8/1/33, Series 340, Class 1,                                                                1,685
                           PO

                   2,742   5.27%, 8/25/33, Series 03-71, Class                                                                2,157
                           DS, IF*

                     916   6.00%, 9/1/33, Pool #737825                                                                          950

                     784   6.00%, 9/1/33, Pool #752786                                                                          813

                     899   9.81%, 9/25/33, Series 03-91, Class                                                                  901
                           SD*

                  12,695   5.99%, 11/25/33, Series 03-116,                                                                    1,060
                           Class SB, IO*

                   2,793   5.50%, 12/1/33, Pool #725017                                                                       2,837

                   2,000   5.50%, 1/25/34, Series 04-25, Class                                                                2,059
                           PC

                   2,375   9.10%, 1/25/34, Series 03-130,                                                                     2,456
                           Class SX, IF*

                   1,300   5.50%, 2/25/34, Series 04-36, Class                                                                1,351
                           PC

                   3,618   22.14%, 2/25/34, Series 04-10,                                                                     4,750
                           Class SC, IF*

                   2,018   6.65%, 3/25/34, Series 04-14, Class                                                                1,575
                           CD, PO*

                     455   0.00%, 4/25/34, Series 04-21, Class                                                                  285
                           CO, PO

                   1,960   15.08%, 4/25/34, Series 04-25,                                                                     2,187
                           Class SA, IF*

                   2,785   15.08%, 5/25/34, Series 04-36,                                                                     3,098
                           Class SA, IF*

                   1,271   6.50%, 10/25/42, Series 03-W4,                                                                     1,316
                           Class 2A

                   1,000   4.75%, 12/25/42, Series 03-W8,                                                                     1,012
                           Class 1A3

                   4,577   6.50%, 12/25/42, Series 03-W1,                                                                     4,840
                           Class 1A1

                   3,789   7.00%, 2/25/44, Series 04-W2, Class                                                                4,054
                            2A2                                                                                             -------
                                                                                                                            327,521
                                                                                                                            -------
Freddie Mac (21.6%):

                       0   1008.00%, 5/15/06, Series 1072,                                                                        1
                           Class A, HB*

                       0   1008.00%, 6/15/06, Series 1098,                                                                        0
                           Class M, HB*

                       2   8.00%, 4/1/07, Pool #160022                                                                            2

                       1   981.87%, 6/15/07, Series 1298,                                                                         3
                           Class L, HB

                   1,059   4.50%, 11/15/07, Series 1404, Class                                                                1,070
                            FA

                     252   7.00%, 1/15/08, Series 1473, Class                                                                   256
                           HA

                     156   7.38%, 2/15/08, Series 1465, Class                                                                    10
                           SA, IF, IO*

                     102   3.47%, 5/15/08, Series 1506, Class                                                                   103
                           F*

                     462   3.66%, 5/15/08, Series 1513, Class                                                                   467
                           AG*

                   3,000   6.50%, 5/15/08, Series 1512, Class                                                                 3,145
                           J

                   1,220   6.50%, 5/15/08, Series 1513, Class                                                                 1,263
                           N

                     237   6.88%, 5/15/08, Series 1506, Class                                                                    16
                           SD, IF, IO*

                      17   16.90%, 5/15/08, Series 1506, Class                                                                   20
                            S, IF*

                     172   6.00%, 7/15/08, Series 1708, Class                                                                   173

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                           D

                     299   8.50%, 7/15/08, Series 1549, Class                                                                   314
                           K

                     504   11.41%, 7/15/08, Series 1544, Class                                                                  530
                            J, IF*

                      73   7.50%, 8/1/08, Gold Pool #G10117                                                                      76

                     740   0.00%, 8/15/08, Series 1900, Class                                                                   719
                           T, PO

                     886   5.00%, 9/15/08, Series 1586, Class                                                                   899
                           M

                     332   0.00%, 10/15/08, Series 1967, Class                                                                  320
                           PC, PO

                     302   8.60%, 10/15/08, Series 1600, Class                                                                  318
                           SC, IF*

                   3,958   16.16%, 10/15/08, Series 1587,                                                                     4,337
                           Class SL, IF*

                     370   13.14%, 11/15/08, Series 1604,                                                                       403
                           Class SA, IF*

                     661   18.27%, 11/15/08, Series 1606,                                                                       761
                           Class SC, IF*

                  13,383   6.00%, 12/15/08, Series 1624, Class                                                               13,865
                            KZ

                     316   8.50%, 12/15/08, Series 1625, Class                                                                  336
                            SD, IF*

                     156   17.76%, 12/15/08, Series 2017,                                                                       178
                           Class SE, IF*

                     230   6.50%, 1/15/09, Series 1660, Class                                                                   237
                           P

                   1,445   5.50%, 2/15/09, Series 2410, Class                                                                 1,483
                           HC

                      65   12.27%, 2/15/09, Series 1796, Class                                                                   67
                            S, IF*

                     794   13.20%, 2/15/09, Series 2412, Class                                                                  861
                            SE*

                     575   10.10%, 3/15/09, Series 1698, Class                                                                  630
                            SC, IF*

                     651   7.50%, 8/1/09, Gold Pool #G10740                                                                     692

                     854   6.00%, 9/15/09, Series 2097, Class                                                                   888
                           PV

                     129   8.50%, 1/1/10, Gold Pool #E00356                                                                     139

                     258   8.50%, 1/1/10, Gold Pool #G10305                                                                     278

                      20   7.00%, 8/1/10, Gold Pool #E20187                                                                      21

                     708   6.50%, 8/15/10, Series 2324, Class                                                                   718
                           PN

                     267   7.00%, 9/1/10, Gold Pool #E00393                                                                     284

                     166   7.50%, 9/1/10, Gold Pool #E62448                                                                     177

                     179   7.50%, 7/1/11, Gold Pool #E20253                                                                     191

                     596   7.00%, 9/1/12, Gold Pool #E00506                                                                     632

                   2,611   6.00%, 10/15/12, Series 2391, Class                                                                2,748
                            VQ

                   2,395   6.30%, 1/15/13, Series 2025, Class                                                                 2,498
                           PE

                     931   6.50%, 2/15/13, Series 2444, Class                                                                   936
                           VG

                   2,612   5.50%, 10/15/13, Series 2527, Class                                                                2,719
                            VU

                   3,788   6.25%, 10/15/13, Series 1607, Class                                                                3,997
                            H

                      36   6.50%, 12/1/13, Gold Pool #C90043                                                                     39

                     800   6.00%, 12/15/13, Series 2102, Class                                                                  843
                            TC

                   2,708   6.00%, 2/15/14, Series 2594, Class                                                                 2,838
                           VP

                   6,321   6.00%, 3/15/14, Series 2594, Class                                                                 6,638
                           VA

                   2,000   6.50%, 5/15/14, Series 2312, Class                                                                 2,063
                           KV

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                     122   7.00%, 5/15/14, Series 2299, Class                                                                   122
                           G

                   3,600   5.00%, 7/15/14, Series 2557, Class                                                                 3,693
                           WJ

                     648   6.00%, 7/15/14, Series 2405, Class                                                                   652
                           PC

                     399   7.50%, 10/1/14, Gold Pool #G11169                                                                    425

                   3,500   5.50%, 5/15/15, Series 2391, Class                                                                 3,576
                           QE

                     123   12.00%, 8/1/15, Pool #170269                                                                         138

                   4,250   6.50%, 9/15/15, Series 2353, Class                                                                 4,308
                           PC

                   1,798   5.78%, 10/15/15, Series 2668, Class                                                                1,628
                            SB*

                   1,469   6.50%, 10/15/15, Series 2454, Class                                                                1,525
                            VB

                     198   8.50%, 11/15/15, Series 2496, Class                                                                  202
                            LD

                   5,000   5.50%, 12/15/15, Series 2500, Class                                                                5,151
                            GD

                   5,000   5.50%, 2/15/16, Series 2500, Class                                                                 5,160
                           TD

                   5,000   5.50%, 6/15/16, Series 2498, Class                                                                 5,178
                           UD

                   3,000   6.50%, 8/15/16, Series 2345, Class                                                                 3,167
                           PQ

                   2,972   6.00%, 9/15/16, Series 2360, Class                                                                 3,098
                           PG

                   2,000   6.00%, 9/15/16, Series 2355, Class                                                                 2,100
                           BP

                  13,000   6.00%, 9/15/16, Series 2353, Class                                                                13,751
                           TD

                   2,000   6.00%, 10/15/16, Series 2366, Class                                                                2,098
                           MD

                   3,500   6.50%, 10/15/16, Series 2349, Class                                                                3,584
                           NW

                   2,448   6.50%, 11/15/16, Series 2369, Class                                                                2,467
                           VB

                     754   4.50%, 12/15/16, Series 2643, Class                                                                   92
                           HI, IO

                   2,500   5.50%, 12/15/16, Series 2391, Class                                                                2,605
                            QR

                     749   6.50%, 5/1/17, Pool #89523                                                                           793

                     545   5.50%, 6/1/17, Gold Pool #E01173                                                                     564

                   2,100   5.50%, 12/15/17, Series 2537, Class                                                                2,184
                           TE

                   1,500   6.50%, 12/15/17, Series 2357, Class                                                                1,539
                           VX

                     797   6.00%, 4/1/18, Gold Pool #E01403                                                                     836

                   5,000   6.50%, 4/15/18, Series 2461, Class                                                                 5,222
                           VB

                   6,026   4.00%, 5/15/18, Series 2643, Class                                                                 6,092
                           KG

                   2,000   4.50%, 5/15/18, Series 2617, Class                                                                 1,923
                           GR

                   1,875   6.50%, 5/15/18, Series 2056, Class                                                                 1,978
                           TD

                   1,000   4.50%, 6/15/18, Series 2631, Class                                                                   966
                           LC

                   2,269   4.00%, 8/1/18, Gold Pool #E01424                                                                   2,220

                   2,500   4.00%, 9/15/18, Series 2675, Class                                                                 2,313
                           CK

                   1,439   4.50%, 10/1/18, Gold Pool #B32489                                                                  1,439

                   8,608   6.00%, 1/15/19, Series 2367, Class                                                                 8,729
                           VD

                      52   12.00%, 7/1/19, Pool #555238                                                                          58

                   2,000   6.00%, 7/15/19, Series 2435, Class                                                                 2,088

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                           VH

                     242   9.50%, 7/15/19, Series 11, Class D                                                                   243

                   2,000   6.50%, 3/15/20, Series 2347, Class                                                                 2,105
                           VP

                   1,000   5.00%, 5/15/20, Series 2686, Class                                                                 1,015
                           GB

                       4   84.00%, 5/15/20, Series 41, Class I,                                                                   4
                           HB

                   1,805   6.50%, 6/15/20, Series 2362, Class                                                                 1,831
                           PD

                      46   10.00%, 6/15/20, Series 47, Class                                                                     46
                           F

                      46   8.00%, 7/1/20, Gold Pool #A01047                                                                      51

                   2,000   6.00%, 8/15/20, Series 2594, Class                                                                 2,130
                           VQ

                     104   7.80%, 9/15/20, Series 46, Class B                                                                   105

                      66   9.00%, 10/15/20, Series 1807, Class                                                                   70
                            G

                   2,000   6.00%, 12/15/20, Series 2392, Class                                                                2,082
                            PV

                     468   6.95%, 1/15/21, Series 114, Class                                                                    468
                           H

                       2   8.60%, 1/15/21, Series 85, Class C                                                                     2

                      86   9.50%, 1/15/21, Series 99, Class Z                                                                    86

                      42   2.58%, 5/15/21, Series 1084, Class                                                                    42
                           F*

                      33   28.48%, 5/15/21, Series 1079, Class                                                                   34
                            S, IF*

                      29   37.91%, 5/15/21, Series 1084, Class                                                                   31
                            S, IF*

                     178   8.50%, 9/15/21, Series 1144, Class                                                                   178
                           KB

                   2,360   5.00%, 10/15/21, Series 2619, Class                                                                  364
                            IM, IO

                   7,904   6.05%, 10/15/21, Series 2611, Class                                                                  909
                            SH, IO, IF*

                       1   1180.80%, 11/15/21, Series 1172,                                                                       1
                           Class L, HB, IF*

                       3   996.96%, 1/15/22, Series 1196,                                                                         7
                           Class B, HB, IF*

                   5,909   8.00%, 2/15/22, Series 1212, Class                                                                 6,170
                           IZ

                     389   7.00%, 3/15/22, Series 1206, Class                                                                   398
                           LA

                       3   7.00%, 4/1/22, Gold Pool #D17768                                                                       3

                     269   7.00%, 5/15/22, Series 1250, Class                                                                   272
                           J

                   1,000   3.25%, 7/15/22, Series 2640, Class                                                                   856
                           VE

                     645   8.00%, 8/15/22, Series 1343, Class                                                                   672
                           LA

                   2,576   5.00%, 9/15/22, Series 2749, Class                                                                   228
                           PK, IO

                   3,000   5.50%, 10/15/22, Series 2512, Class                                                                3,077
                            PG

                   1,208   6.50%, 11/1/22, Pool #G30234                                                                       1,273

                   1,000   5.00%, 11/15/22, Series 2672, Class                                                                  991
                           ME

                     602   6.00%, 12/1/22, Pool #C90600                                                                         627

                       2   2.28%, 12/15/22, Series 1483, Class                                                                    2
                           FB*

                   1,500   5.50%, 12/15/22, Series 2535, Class                                                                1,549
                           BK

                     447   2.31%, 1/15/23, Series 1603, Class                                                                   448
                           IF*

                      38   2.76%, 2/15/23, Series 1470, Class                                                                    38
                           F*

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                   2,905   7.50%, 2/15/23, Series 1466, Class                                                                 3,110
                           PZ

                     176   3.58%, 4/15/23, Series 1672, Class                                                                   177
                           FB*

                   1,166   7.50%, 4/15/23, Series 1491, Class                                                                 1,246
                           I

                   1,272   5.00%, 5/15/23, Series 1798, Class                                                                 1,292
                           F

                   1,155   7.40%, 5/15/23, Series 1518, Class                                                                 1,145
                           G, IF*

                       1   1566.12%, 5/15/23, Series 204,                                                                         8
                           Class E, HB, IF*

                     307   3.73%, 6/15/23, Series 1665, Class                                                                   310
                           FA*

                   1,083   3.71%, 7/15/23, Series 1541, Class                                                                 1,090
                           O*

                   2,500   6.50%, 7/15/23, Series 1558, Class                                                                 2,609
                           D

                   1,672   2.88%, 8/15/23, Series 1611, Class                                                                 1,722
                           JA*

                   1,525   16.31%, 8/15/23, Series 1611, Class                                                                1,666
                            JB, IF*

                   1,500   6.50%, 9/15/23, Series 1608, Class                                                                 1,600
                           L

                     744   9.89%, 10/15/23, Series 1689, Class                                                                  798
                            SD, IF*

                      14   17.47%, 10/15/23, Series 1602,                                                                        15
                           Class SA, IF*

                      71   6.00%, 11/15/23, Series 1685, Class                                                                   73
                            Z

                   1,795   13.81%, 11/15/23, Series 1609,                                                                     1,968
                           Class LG, IF*

                   1,181   6.25%, 11/25/23, Series 24, Class                                                                  1,241
                           ZE

                   1,000   6.50%, 12/15/23, Series 2283, Class                                                                1,086
                            K

                   2,476   6.50%, 1/15/24, Series 2345, Class                                                                 2,540
                           PV

                     468   0.00%, 2/15/24, Series 1700, Class                                                                   429
                           GA, PO

                     141   7.00%, 2/15/24, Series 1670, Class                                                                   141
                           L

                   2,000   7.00%, 3/15/24, Series 1706, Class                                                                 2,153
                           K

                     358   23.28%, 3/15/24, Series 2033, Class                                                                  120
                            SN, IF, IO*

                     605   0.00%, 5/15/24, Series 2306, Class                                                                   538
                           K, PO

                   1,474   6.37%, 5/15/24, Series 2306, Class                                                                   230
                           SE, IF, IO*

                     133   8.00%, 8/1/24, Gold Pool #G00245                                                                     146

                     568   7.50%, 8/15/24, Series 1745, Class                                                                   587
                           D

                     124   8.00%, 11/1/24, Gold Pool #C00376                                                                    136

                   2,282   16.80%, 2/15/25, Series 2656, Class                                                                2,522
                            SH, IF*

                     195   7.50%, 8/1/25, Gold Pool #C00414                                                                     210

                     280   7.00%, 4/1/26, Gold Pool #C00452                                                                     298

                      99   6.98%, 7/1/26, Pool #785618*                                                                         101

                   1,281   3.58%, 1/1/27, Pool #611141*                                                                       1,325

                   5,397   7.50%, 1/15/27, Series 1927, Class                                                                 5,727
                           PH

                   2,474   6.00%, 5/15/27, Series 1981, Class                                                                 2,561
                           Z

                     891   7.50%, 9/15/27, Series 1987, Class                                                                   937
                           PE

                     845   6.50%, 1/15/28, Series 2137, Class                                                                   853
                           TM

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                   1,050   7.00%, 3/15/28, Series 2038, Class                                                                   172
                           PN, IO

                   1,800   7.50%, 3/15/28, Series 2040, Class                                                                 1,941
                           PE

                   6,963   6.50%, 6/15/28, Series 2063, Class                                                                 7,276
                           PG

                   1,000   7.00%, 6/15/28, Series 2064, Class                                                                 1,061
                           TE

                     745   8.50%, 7/1/28, Gold Pool #G00981                                                                     821

                   1,500   6.25%, 8/15/28, Series 2075, Class                                                                 1,579
                           PM

                   4,620   6.50%, 8/15/28, Series 2075, Class                                                                 4,833
                           PH

                   2,142   6.50%, 10/15/28, Series 2362, Class                                                                2,166
                            PJ

                   1,226   7.00%, 10/15/28, Series 2089, Class                                                                  216
                            PJ, IO

                   2,095   6.00%, 2/15/29, Series 2125, Class                                                                 2,173
                           JZ

                   2,500   7.00%, 6/15/29, Series 2169, Class                                                                 2,730
                           TB

                     544   7.50%, 6/15/29, Series 2163, Class                                                                    82
                           PC, IO

                   1,000   7.00%, 7/15/29, Series 2172, Class                                                                 1,094
                           QC

                   2,288   6.00%, 11/15/29, Series 2460, Class                                                                2,378
                           VZ

                      61   7.50%, 11/15/29, Series 2196, Class                                                                   66
                           TL

                   1,727   8.00%, 11/15/29, Series 2201, Class                                                                1,845
                           C

                   2,813   8.00%, 1/15/30, Series 2210, Class                                                                 2,991
                           Z

                   1,666   8.00%, 3/15/30, Series 2224, Class                                                                 1,761
                           CB

                      16   20.48%, 3/15/30, Series 2534, Class                                                                   16
                           SN, IF*

                   3,000   6.00%, 5/15/30, Series 2565, Class                                                                 3,072
                           MB

                   1,700   7.25%, 9/15/30, Series 2256, Class                                                                 1,792
                           MC

                   2,629   7.00%, 10/15/30, Series 2259, Class                                                                2,760
                           ZM

                   2,636   7.25%, 12/15/30, Series 2271, Class                                                                2,755
                           PC

                   2,000   5.50%, 1/15/31, Series 2744, Class                                                                 2,117
                           PC

                     582   6.50%, 2/15/31, Series 2382, Class                                                                    46
                           TL, IO

                   1,500   7.00%, 3/15/31, Series 2296, Class                                                                 1,575
                           PD

                   2,187   6.50%, 4/15/31, Series 2317, Class                                                                 2,237
                           VG

                   1,500   6.00%, 7/15/31, Series 2333, Class                                                                 1,528
                           HC

                  14,655   6.50%, 8/15/31, Series 2344, Class                                                                15,321
                           ZD

                   4,030   6.50%, 8/15/31, Series 2344, Class                                                                 4,200
                           ZJ

                   3,129   6.50%, 8/15/31, Series 2345, Class                                                                 3,255
                           NE

                   1,221   6.50%, 8/15/31, Series 2351, Class                                                                 1,317
                           PZ

                     577   8.50%, 9/15/31, Series 2519, Class                                                                   625
                           BT

                   1,500   0.00%, 2/15/32, Series 2513, Class                                                                 1,273

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                           YO, PO

                   2,750   6.38%, 2/15/32, Series 2410, Class                                                                 2,883
                           OE

                   1,700   6.50%, 2/15/32, Series 2410, Class                                                                 1,795
                           NG

                   1,545   7.05%, 2/15/32, Series 2410, Class                                                                   156
                           QX, IF, IO*

                   2,000   12.90%, 2/15/32, Series 2412, Class                                                                2,058
                            SP, IF*

                   5,000   15.34%, 2/15/32, Series 2410, Class                                                                5,601
                           QS, IF*

                   3,926   6.35%, 3/15/32, Series 2444, Class                                                                   311
                           ES, IF, IO*

                   3,558   6.50%, 3/15/32, Series 2597, Class                                                                 3,813
                           AD

                   1,200   7.00%, 3/15/32, Series 2423, Class                                                                 1,264
                           MC

                   3,000   7.00%, 3/15/32, Series 2423, Class                                                                 3,147
                           MT

                   5,000   6.50%, 4/15/32, Series 2466, Class                                                                 5,232
                           PG

                   1,500   6.50%, 4/15/32, Series 2441, Class                                                                 1,579
                           GF

                   1,200   6.50%, 4/15/32, Series 2435, Class                                                                 1,268
                           CJ

                   6,000   7.00%, 4/15/32, Series 2434, Class                                                                 6,373
                           TC

                   2,000   5.50%, 5/15/32, Series 2744, Class                                                                 2,036
                           TU

                   2,000   6.50%, 5/15/32, Series 2455, Class                                                                 2,036
                           GK

                   3,811   7.00%, 5/15/32, Series 2450, Class                                                                 3,969
                           GZ

                   7,000   6.50%, 6/15/32, Series 2462, Class                                                                 7,380
                           JG

                   5,000   6.50%, 6/15/32, Series 2466, Class                                                                 5,234
                           DH

                   2,000   6.50%, 7/15/32, Series 2474, Class                                                                 2,102
                           NR

                   2,302   6.50%, 7/15/32, Series 2484, Class                                                                 2,417
                           LZ

                   1,136   7.50%, 7/25/32, Series T-41, Class                                                                 1,235
                           3A

                   3,000   6.00%, 9/15/32, Series 2500, Class                                                                 3,103
                           MC

                   3,337   6.00%, 12/15/32, Series 2543, Class                                                                3,444
                            YX

                  15,039   5.40%, 2/15/33, Series 2599, Class                                                                 1,475
                           DS, IF, IO*

                   6,523   5.95%, 2/15/33, Series 2597, Class                                                                   577
                           DS, IF, IO*

                   4,000   6.00%, 2/15/33, Series 2575, Class                                                                 4,126
                           ME

                  14,508   5.50%, 3/15/33, Series 2610, Class                                                                 1,469
                           DS, IF, IO*

                   3,267   6.50%, 3/15/33, Series 2586, Class                                                                   619
                           WI, IO

                     638   9.63%, 6/15/33, Series 2631, Class                                                                   587
                           BS, IF*

                   2,496   5.50%, 8/15/33, Series 2744, Class                                                                 2,621
                           PD

                   1,000   0.00%, 9/15/33, Series 2733, Class                                                                   952
                           GF, IF*
                   1,200   0.00%, 10/15/33, Series 2684, Class                                                                  668
                            TO, PO

                   2,290   6.53%, 10/15/33, Series 2682, Class                                                                1,657
                            YS, IF*

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                     928   6.60%, 10/15/33, Series 2691, Class                                                                  685
                            WS, IF*

                   1,352   6.11%, 11/15/33, Series 2705, Class                                                                1,014
                            SD, IF*

                   1,352   6.60%, 11/15/33, Series 2705, Class                                                                  994
                            SC, IF*

                   1,895   6.00%, 1/1/34, Gold Pool #A17537                                                                   1,960

                     200   0.00%, 1/15/34, Series 2727, Class                                                                   132
                           PO, PO

                   7,300   6.68%, 1/15/34, Series 2727, Class                                                                 4,807
                           BS, IF*

                   1,250   8.80%, 1/15/34, Series 2739, Class                                                                 1,090
                           S, IF*

                   1,197   0.00%, 2/15/34, Series 2744, Class                                                                 1,060
                           FE, IF*

                   1,700   8.80%, 2/15/34, Series 2753, Class                                                                 1,391
                           S, IF*

                     734   0.00%, 3/15/34, Series 2769, Class                                                                   512
                           PO, PO

                   1,500   0.00%, 8/15/34, Series 2846, Class                                                                 1,092
                           PO, PO

                     997   7.50%, 8/25/42, Series T-51, Class                                                                 1,071
                           2A

                   9,778   6.50%, 2/25/43, Series T-54, Class                                                                10,343
                           2A

                   3,355   7.00%, 2/25/43, Series T-54, Class                                                                 3,604
                           3A

                     760   0.00%, 9/25/43, Series T-58, Class                                                                   672
                           A, PO                                                                                            -------
                                                                                                                            429,672
                                                                                                                            -------
Government National Mortgage Assoc. (7.5%):

                       2   9.00%, 5/15/05, Pool #288771                                                                           2

                       1   9.00%, 6/15/05, Pool #283904                                                                           1

                       1   9.00%, 8/15/05, Pool #297031                                                                           1

                       1   9.00%, 10/15/05, Pool #292589                                                                          1

                       2   9.50%, 10/15/05, Pool #291846                                                                          2

                       1   9.00%, 11/15/05, Pool #292610                                                                          1

                       1   9.00%, 11/15/05, Pool #299161                                                                          1

                       3   7.50%, 2/15/06, Pool #9989                                                                             3

                       5   8.50%, 4/15/06, Pool #307487                                                                           5

                       3   7.50%, 6/15/06, Pool #12149                                                                            3

                       7   8.00%, 10/15/06, Pool #11503                                                                           7

                      26   7.50%, 5/15/07, Pool #329528                                                                          27

                       5   7.50%, 7/15/07, Pool #17316                                                                            5

                      20   7.50%, 8/15/07, Pool #19015                                                                           21

                       3   9.00%, 1/15/09, Pool #26076                                                                            3

                      25   9.00%, 4/15/09, Pool #30352                                                                           27

                      14   8.00%, 5/15/09, Pool #385676                                                                          15

                     539   6.50%, 7/15/09, Pool #780316                                                                         571

                       2   8.00%, 8/15/09, Pool #372143                                                                           2

                      55   8.00%, 10/15/09, Pool #380639                                                                         58

                       5   9.50%, 10/15/09, Pool #36582                                                                           5

                     125   7.50%, 2/15/12, Pool #393363                                                                         134

                     217   7.50%, 3/15/12, Pool #441145                                                                         232

                      95   7.50%, 3/15/12, Pool #399163                                                                         101

                   5,982   6.00%, 3/20/13, Series 02-67, Class                                                                6,197
                           VA

                     874   6.00%, 11/20/13, Series 02-79,                                                                       915
                           Class KV

                   1,765   5.50%, 12/20/13, Series 03-4, Class                                                                1,840
                           NY

                   1,381   8.00%, 1/15/16, Pool #781570                                                                       1,483

                       8   9.00%, 8/15/16, Pool #164502                                                                           9

                       5   9.00%, 9/15/16, Pool #179044                                                                           5

                       3   9.50%, 9/15/16, Pool #158201                                                                           3

                   1,682   6.50%, 9/20/16, Series 02-48, Class                                                                1,757
                           VM

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                       1   9.50%, 1/15/17, Pool #185619                                                                           1

                       1   8.50%, 3/15/17, Pool #196700                                                                           2

                       8   9.00%, 3/15/17, Pool #180330                                                                           9

                       1   8.50%, 6/15/17, Pool #188545                                                                           1

                   2,000   6.50%, 9/20/17, Series 02-47, Class                                                                2,075
                           VB

                     869   6.00%, 10/15/17, Pool #530747                                                                        918

                     223   8.50%, 11/15/17, Pool #780086                                                                        247

                   7,389   6.00%, 12/20/17, Series 02-88,                                                                     7,722
                           Class VA

                      21   9.00%, 7/15/18, Pool #226769                                                                          24

                       1   9.50%, 9/15/18, Pool #258627                                                                           1

                       2   9.50%, 12/15/18, Pool #229531                                                                          3

                  12,000   6.50%, 7/20/19, Series 02-36, Class                                                               12,482
                           VB

                     265   12.00%, 11/15/19, Pool #780149                                                                       304

                       4   9.00%, 2/15/20, Pool #286315                                                                           4

                      26   9.50%, 2/15/20, Pool #284959                                                                          29

                       5   9.50%, 9/15/20, Pool #292918                                                                           5

                       2   8.00%, 5/15/22, Pool #320675                                                                           2

                       7   8.00%, 7/15/22, Pool #183670                                                                           8

                     142   8.00%, 9/15/22, Pool #297628                                                                         156

                      61   7.50%, 11/15/22, Pool #313110                                                                         66

                     134   7.00%, 8/15/23, Pool #352108                                                                         144

                   1,244   7.00%, 9/15/23, Pool #363030                                                                       1,333

                     181   7.00%, 11/15/23, Pool #352022                                                                        194

                   1,014   6.50%, 1/15/24, Pool #366706                                                                       1,076

                   1,723   7.00%, 2/15/24, Pool #371281                                                                       1,847

                   1,000   7.49%, 7/16/24, Series 94-3, Class                                                                 1,078
                           PQ

                   4,146   7.99%, 7/16/24, Series 94-4, Class                                                                 4,463
                           KQ

                   3,000   6.50%, 10/16/24, Series 94-7, Class                                                                3,216
                           PQ

                     278   9.00%, 11/15/24, Pool #780029                                                                        313

                      41   8.50%, 3/20/25, Pool #1974                                                                            45

                     275   8.50%, 4/20/25, Pool #1989                                                                           302

                     257   8.50%, 5/20/25, Pool #2006                                                                           282

                   1,459   8.05%, 6/16/25, Series 95-3, Class                                                                 1,560
                           DQ

                     458   7.50%, 9/16/25, Series 95-7, Class                                                                   481
                           CQ

                     726   7.50%, 9/17/25, Series 98-26, Class                                                                  777
                           K

                     640   9.50%, 12/15/25, Pool #780965                                                                        726

                      60   8.00%, 12/20/25, Pool #2141                                                                           66

                      61   7.50%, 1/15/26, Pool #416874                                                                          65

                      77   7.50%, 3/15/26, Pool #422292                                                                          83

                      31   7.50%, 4/15/26, Pool #426059                                                                          34

                   2,000   7.50%, 6/16/26, Series 00-9, Class                                                                 2,113
                           PB

                      94   8.00%, 6/20/26, Pool #2234                                                                           102

                     175   8.00%, 7/15/26, Pool #426612                                                                         192

                   3,292   7.50%, 8/16/26, Series 96-16, Class                                                                3,496
                           E

                     106   8.00%, 8/20/26, Pool #2270                                                                           116

                     119   8.00%, 9/20/26, Pool #2285                                                                           130

                     187   7.50%, 11/15/26, Pool #442119                                                                        202

                      91   8.00%, 11/20/26, Pool #2324                                                                           99

                      54   7.50%, 7/15/27, Pool #442119                                                                          59

                     264   7.50%, 7/15/27, Pool #411829                                                                         285

                     229   8.00%, 10/20/27, Pool #2499                                                                          249

                     204   8.00%, 11/20/27, Pool #2512                                                                          222

                      82   8.00%, 12/20/27, Pool #2525                                                                           89

                     121   7.50%, 2/20/28, Pool #2549                                                                           130

                   1,858   6.00%, 3/20/28, Pool #2562                                                                         1,931

                      32   8.00%, 5/15/28, Pool #456883                                                                          35

                      77   8.00%, 6/20/28, Pool #2606                                                                            84

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                      52   7.50%, 7/15/28, Pool #481915                                                                          56

                      34   8.00%, 7/15/28, Pool #468066                                                                          37

                      69   8.00%, 8/15/28, Pool #468149                                                                          76

                      22   8.00%, 8/20/28, Pool #2633                                                                            24

                   2,044   6.50%, 9/15/28, Pool #468236                                                                       2,164

                     195   7.50%, 9/15/28, Pool #486537                                                                         210

                     357   7.50%, 9/20/28, Pool #2646                                                                           384

                     218   8.00%, 10/20/28, Pool #2661                                                                          237

                   2,836   6.00%, 11/15/28, Pool #466406                                                                      2,953

                   3,436   5.50%, 11/20/28, Series 02-88,                                                                       253
                           Class LI, IO

                   9,777   6.00%, 2/20/29, Series 99-4, Class                                                                10,256
                           ZB

                   4,556   6.50%, 4/20/29, Series 99-10, Class                                                                4,768
                           ZC

                   2,123   7.00%, 8/16/29, Series 99-30, Class                                                                  219
                           S, IF, IO*

                   1,458   8.00%, 11/16/29, Series 99-41,                                                                     1,580
                           Class Z

                   1,191   7.50%, 12/20/29, Series 99-44,                                                                     1,257
                           Class PC

                   2,000   7.00%, 2/16/30, Series 00-14, Class                                                                2,144
                           PD

                   1,252   7.50%, 2/16/30, Series 00-16, Class                                                                1,331
                           ZN

                   3,244   8.50%, 2/16/30, Series 00-9, Class                                                                 3,719
                           ZJ

                   2,742   7.50%, 2/20/30, Series 00-6, Class                                                                 2,932
                           Z

                     483   8.00%, 6/20/30, Series 00-9, Class                                                                   516
                           Z

                     572   7.15%, 12/20/30, Series 00-38,                                                                       596
                           Class AH

                   6,852   8.00%, 12/20/30, Series 00-37,                                                                     7,338
                           Class B

                   2,829   7.10%, 1/16/31, Series 02-31, Class                                                                  221
                           S, IF, IO*

                   3,500   6.50%, 3/20/31, Series 01-7, Class                                                                 3,653
                           PK

                     602   25.57%, 4/20/31, Series 02-51,                                                                       736
                           Class SG, IF*

                     264   16.13%, 7/20/31, Series 01-32,                                                                       285
                           Class WA, IF*

                   3,026   5.40%, 9/17/31, Series 03-95, Class                                                                  152
                           SC, IO, IF*

                   2,000   6.50%, 12/20/31, Series 01-64,                                                                     2,096
                           Class MQ

                   4,133   5.50%, 1/20/32, Series 03-4, Class                                                                   635
                           NI, IO

                   1,000   6.50%, 1/20/32, Series 02-7, Class                                                                 1,042
                           PG

                     468   7.50%, 6/15/32, Pool #568309                                                                         504

                  11,000   6.50%, 6/20/32, Series 02-45, Class                                                               11,508
                           QE

                   2,000   6.50%, 6/20/32, Series 02-40, Class                                                                2,102
                           UK

                   2,000   6.50%, 7/16/32, Series 02-47, Class                                                                2,167
                           PG

                   2,000   6.00%, 7/20/32, Series 02-47, Class                                                                2,071
                           PY

                   2,877   6.50%, 7/20/32, Series 02-47, Class                                                                3,044
                           ZA

                   1,800   6.50%, 8/20/32, Series 02-54, Class                                                                1,876
                           GB

                   1,191   6.50%, 2/15/33, Pool #607645                                                                       1,258

                   1,107   0.00%, 3/16/33, Series 03-24, Class                                                                  967
                           PO, PO

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                   1,500   6.50%, 3/20/33, Series 03-40, Class                                                                1,594
                           TJ

                   1,519   7.00%, 6/15/33, Pool #781614                                                                       1,637

                   2,949   0.00%, 6/16/33, Series 03-52, Class                                                                2,275
                           AP, PO

                     672   0.00%, 8/20/33, Series 03-66, Class                                                                  444
                           EO, PO

                     544   15.26%, 4/16/34, Series 04-28,                                                                       624
                           Class S, IF*                                                                                     -------
                                                                                                                            149,056
                                                                                                                            -------
TOTAL U.S. GOVERNMENT AGENCY MORTGAGES                                                                                      906,249
                                                                                                                            -------

U.S. GOVERNMENT AGENCY SECURITIES (0.9%):
Fannie Mae (0.7%):

                   2,500   5.25%, 1/15/09 (e)                                                                                 2,665

                     600   6.63%, 11/15/10                                                                                      683

                   3,350   6.25%, 2/1/11 (e)                                                                                  3,704

                   4,000   5.50%, 3/15/11 (e)                                                                                 4,313

                   1,200   6.13%, 3/15/12 (e)                                                                                 1,339
                                                                                                                            -------
                                                                                                                             12,704
                                                                                                                            -------
Federal Home Loan Bank (0.1%):

                   1,000   7.59%, 3/10/05, Series Q-05 (e)                                                                    1,025

                   1,000   6.21%, 6/2/09, Series GA09 (e)                                                                     1,111
                                                                                                                            -------
                                                                                                                              2,136
                                                                                                                            -------
Freddie Mac (0.1%):

                     855   7.20%, 7/18/06                                                                                       923

                   1,750   6.88%, 9/15/10 (e)                                                                                 2,015
                                                                                                                            -------
                                                                                                                              2,938
                                                                                                                            -------
Other U.S. Agencies (0.0%):
                     845   Federal Housing Administration,                                                                      849
                                                                                                                            -------
                           Project #07335307, 7.43%, 1/1/22
TOTAL U.S. GOVERNMENT AGENCY SECURITIES                                                                                      18,627
                                                                                                                            -------

U.S. TREASURY OBLIGATIONS (17.9%):
U.S. Treasury Bonds (10.1%):

                   1,650   6.50%, 10/15/06                                                                                    1,777

                  22,076   12.75%, 11/15/10 (e)                                                                              24,612

                  42,060   10.38%, 11/15/12 (e)                                                                              51,241

                  51,800   12.00%, 8/15/13 (e)                                                                               68,411

                   7,200   12.50%, 8/15/14 (e)                                                                               10,117

                  30,000   11.75%, 11/15/14 (e)                                                                              41,556

                   2,000   9.88%, 11/15/15 (e)                                                                                2,984
                                                                                                                            -------
                                                                                                                            200,698
                                                                                                                            -------
U.S. Treasury Inflation Protected Bonds (0.9%):

                   4,850   3.38%, 1/15/07                                                                                     6,196
                   9,400   4.25%, 1/15/10 (e)                                                                                12,285
                                                                                                                            -------
                                                                                                                             18,481
                                                                                                                            -------
U.S. Treasury Notes (1.0%):

                   2,150   6.13%, 8/15/07 (e)                                                                                 2,343

                  14,500   6.50%, 2/15/10 (e)                                                                                16,642

                   1,500   5.75%, 8/15/10 (e)                                                                                 1,673
                                                                                                                            -------
                                                                                                                             20,658
                                                                                                                            -------
U.S. Treasury STRIPS (5.9%):

                   7,500   11/15/09 (e)                                                                                       6,236

                   3,500   11/15/12 (e)                                                                                       2,503

                  11,205   11/15/14 (e)                                                                                       7,170

                  11,200   11/15/15 (e)                                                                                       6,768

                   3,000   2/15/09 (e)                                                                                        2,594

                   2,500   2/15/10 (e)                                                                                        2,063

                   6,500   2/15/11 (e)                                                                                        5,104

                     300   2/15/12                                                                                              224

                  10,000   2/15/13 (e)                                                                                        7,061

                  11,250   2/15/14 (e)                                                                                        7,516

                  19,450   2/15/16 (e)                                                                                       11,570

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                   6,000   5/15/08 (e)                                                                                        5,364

                  12,600   5/15/09                                                                                           10,782

                   2,000   5/15/10 (e)                                                                                        1,631

                   8,300   5/15/11 (e)                                                                                        6,435

                  18,500   5/15/12 (e)                                                                                       13,609

                   6,500   5/15/14 (e)                                                                                        4,284

                   3,000   5/15/16 (e)                                                                                        1,756

                     500   8/15/12                                                                                              362

                   1,000   8/15/13                                                                                              687

                  17,300   8/15/14 (e)                                                                                       11,247

                     625   8/15/15 (e)                                                                                          384

                   2,000   8/15/16 (e)                                                                                        1,153
                                                                                                                        -----------
                                                                                                                            116,503
                                                                                                                        -----------
TOTAL U.S. TREASURY OBLIGATIONS                                                                                             356,340
                                                                                                                        -----------

INVESTMENT COMPANIES (4.0%):

                  79,231   One Group Prime Money Market                                                                      79,231
                           Fund, Class I (d)                                                                            -----------

TOTAL INVESTMENT COMPANIES                                                                                                   79,231
                                                                                                                        -----------
REPURCHASE AGREEMENT (0.9%):

Bank holding companies (0.9%):

                  17,165   State Street Bank and Trust, 1.00%,                                                               17,165
                           10/1/04 (Proceeds at maturity                                                                -----------
                           $17,165, collateralized by various
                           U.S. Government securities)

TOTAL REPURCHASE AGREEMENT                                                                                                   17,165
                                                                                                                        -----------
SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING (18.2%):

                 362,827   Pool of various securities for One                                                               362,827
                           Group Bond Funds #                                                                           -----------

TOTAL SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING                                                       362,827
                                                                                                                        -----------
TOTAL (COST $2,297,883) (a)                                                                                             $ 2,346,757
                                                                                                                        ===========

------------
Percentages indicated are based on net assets of $1,988,265.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

Unrealized appreciation................................  $  67,320

Unrealized depreciation................................    (18,446)
                                                         ---------
Net unrealized appreciation (depreciation)               $  48,874
                                                         =========


      Aggregate cost for federal income tax purposes differs from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities have been determined to be liquid under procedures established by the Board of Trustees.

(c) Defaulted security.

(d) Investment in affiliate.

(e) Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.

(f) Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees.

Amounts shown as 0 rounded to less than 1,000.

* The interest rate for this variable rate note, which will change periodically, is based upon prime rates or an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect as of September 30, 2004.

# The cash collateral received by the Fund was pooled and at September 30, 2004 was invested in Commercial Paper (with interest rates ranging from 1.61% to 1.96% and maturity dates ranging from October 2004 through July 2005), Repurchase Agreements (with interest rates ranging from 1.82% to

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

2.06% and maturity dates of October 1, 2004), and Master Notes (with interest rates ranging from 1.68% to 2.30% and maturity dates ranging from October 2004 to July 2007).

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

ONE GROUP MUTUAL FUNDS

BOND FUND

Schedule of Portfolio Investments                             September 30, 2004
(Amounts in thousands)
(Unaudited)

THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("THE LIST") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security

             SHARES
               OR
            PRINCIPAL                               SECURITY
             AMOUNT                                DESCRIPTION                                                              VALUE
             ------                                -----------                                                              -----
ASSET BACKED SECURITIES  (2.2%):

                           3,294     Americredit Automobile Receivables                                                  $     3,360
                                     Trust, Series 01-C, Class A4, 5.01%,
                                     7/14/08

                           7,100     Americredit Automobile Receivables                                                        7,190
                                     Trust, Series 01-D, Class A4, 4.41%,
                                     11/12/08

                           3,075     Americredit Automobile Receivables                                                        3,130
                                     Trust, Series 02-A, Class A4, 4.61%,
                                     1/12/09

                           2,000     Americredit Automobile Receivables                                                        2,015
                                     Trust, Series 02-D, Class A4, 3.40%,
                                     4/13/09

                           1,000     Americredit Automobile Receivables                                                          997
                                     Trust, Series 03-BX, Class A4A,
                                     2.72%, 1/6/10

                           1,864     Capital One Auto Finance Trust,                                                           1,897
                                     Series 01-A, Class A4, 5.40%,
                                     5/15/08

                           2,400     Capital One Master Trust, Series                                                          2,505
                                     01-5, Class A, 5.30%, 6/15/09

                           3,071     Chase Funding Loan Acquisition                                                            3,082
                                     Trust, Series 02-C1, Class IA5,
                                     6.86%, 1/25/32 * (c)

                           8,735     Citibank Credit Card Issuance Trust,                                                      9,768
                                     Series 02-C2, Class C2, 6.95%,
                                     2/18/14

                           4,165     CNH Equipment Trust, Series 03-B,                                                         4,182
                                     Class A4B, 3.38%, 2/15/11

                           6,300     Conseco Finance, Series 01-B,                                                             6,499
                                     Class 1M1, 7.27%, 6/15/32

                           1,380     Ford Credit Auto Owner Trust, Series                                                      1,383
                                     04-A, Class A3, 2.93%, 3/15/08

                           2,977     GE Capital Mortgage Services, Inc.,                                                       3,004
                                     Series 99-HE1, Class M, 6.71%,
                                     4/25/29

                           1,871     Green Tree Financial Corp., Series                                                        1,945
                                     95-4, Class A6, 7.30%, 6/15/25

                           1,018     Household Automotive Trust, Series                                                        1,038
                                     00-3, Class A4, 7.16%, 5/17/07

                           3,900     Household Automotive Trust, Series                                                        3,949
                                     01-3, Class A4, 4.37%, 12/17/08

                           3,500     MBNA Master Credit Card Trust,                                                            3,908
                                     Series 00-D, Class C, 8.40%, 9/15/09
                                     (b)

                           4,000     MBNA Master Credit Card Trust,                                                            4,629
                                     Series 99-J, Class C, 7.85%, 2/15/12
                                     (b)

                           2,300     MBNA Master Credit Card Trust,                                                            2,436
                                     Series 03-C1, Class C, 3.30%,
                                     6/15/12 *

                           5,505     MBNA Master Credit Card Trust,                                                            6,112
                                     Series 02-C1, Class C1, 6.80%,
                                     7/15/14

                           2,434     Merrill Lynch, Inc., Series 144-S,                                                        2,446

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                                     7.43%, 7/25/24

                           1,000     Onyx Acceptance Auto Trust, Series                                                        1,004
                                     04-B, Class A3, 3.09%, 9/15/08

                           1,742     Onyx Acceptance Auto Trust, Series                                                        1,759
                                     01-D, Class A4, 4.32%, 10/15/08

                           3,000     Onyx Acceptance Auto Trust, Series                                                        3,044
                                     02-C, Class A4, 4.07%, 4/15/09

                           2,000     Onyx Acceptance Auto Trust, Series                                                        2,012
                                     02-D, Class A4, 3.10%, 7/15/09

                           3,907     Residential Asset Mortgage                                                                3,955
                                     Products, Inc., Series 01-RS3, Class
                                     AI4, 6.29%, 10/25/31

                           1,800     Standard Credit Card Master Trust,                                                        1,921
                                     Series 94-2, Class A, 7.25%, 4/7/08

                           9,274     Textron Financial Corp., Receivables                                                      9,392
                                     Trust, Series 00-C, Class A3, 6.61%,
                                     2/15/15 (b)

                           1,250     Union Acceptance Corp., Series                                                            1,276
                                     00-D, Class B, 8.25%, 7/8/08

                           2,195     WFS Financial Owner Trust, Series                                                         2,194
                                     03-1, Class A3, 2.03%, 8/20/07

                           1,370     WFS Financial Owner Trust, Series                                                         1,361
                                     04-1, Class A3, 2.19%, 6/20/08

                           1,000     WFS Financial Owner Trust, Series                                                         1,001
                                     04-2, Class A3, 2.85%, 9/22/08

                           4,200     WFS Financial Owner Trust, Series                                                         4,283
                                     02-1, Class A4A, 4.87%, 9/20/09

                           3,400     WFS Financial Owner Trust, Series                                                         3,440
                                     02-3, Class A4, 3.50%, 2/20/10

                           4,700     WFS Financial Owner Trust, Series                                                         4,789
                                     02-2, Class A4, 4.50%, 2/20/10

                           3,250     WFS Financial Owner Trust, Series                                                         3,254
                                     02-4, Class A4A, 3.11%, 8/20/10

                           2,200     WFS Financial Owner Trust, Series                                                         2,182
                                     03-2, Class A4, 2.41%, 12/20/10

                           2,945     WFS Financial Owner Trust, Series                                                         2,946
                                     03-4, Class A4, 3.15%, 5/20/11                                                          -------
TOTAL ASSET BACKED SECURITIES                                                                                                125,288
                                                                                                                             -------
COLLATERALIZED MORTGAGE
OBLIGATIONS (6.2%):

                           3,400     American Express Credit Account                                                           3,490
                                     Master Trust, Series 04-3, Class A,
                                     4.35%, 12/15/11

                           2,283     BAE Systems 2001 Asset Trust,                                                             2,465
                                     Series 01, Class B, 7.16%, 12/15/11
                                     (b)

                           5,200     Banc of America Funding Corp.,                                                            5,237
                                     Series 03-3, Class 1A33, 5.50%,
                                     10/25/33

                           1,957     Bank of America Mortgage                                                                  1,980
                                     Securities, Series 03-7, Class A2,
                                     4.75%, 9/25/18

                          44,376     Bank of America Mortgage                                                                    351
                                     Securities, Series 04-3, Class 15IO,
                                     0.22%, 4/25/19, IO

                           2,828     Bank of America Mortgage                                                                  2,170
                                     Securities, Series 03-8, Class A,
                                     0.00%, 11/25/33, PO

                           3,036     Bank of America Mortgage                                                                  2,320
                                     Securities, Series 03-11, Class PO,
                                     0.00%, 1/25/34, PO

                           5,137     Bank of America Mortgage                                                                  3,958
                                     Securities, Series 04-1, Class PO,
                                     0.00%, 3/25/34, PO

                           1,549     Bank of America Mortgage                                                                  1,170
                                     Securities, Series 04-4, Class APO,

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.


                                     0.00%, 5/25/34, PO

                           5,000     Bank of America Mortgage                                                                  4,943
                                     Securities, Series 04-E, Class 2A5,
                                     4.13%, 6/25/34

                           5,981     Bank of America Mortgage                                                                  4,361
                                     Securities, Series 04-6 Class APO,
                                     0.00%, 7/25/34, PO

                           2,000     Bear Stearns Adjustable Rate                                                              1,956
                                     Mortgage Trust, Series 04-4, Class
                                     A4, 3.52%, 6/25/34

                           3,166     Cendant Mortgage Corp., Series                                                            2,157
                                     03-8, Class 1P, 0.00%, 10/25/33, PO

                           2,666     Citicorp Mortgage Securities, Inc.,                                                       2,694
                                     Series 93-14, Class A3, 2.82%,
                                     11/25/23 *

                             205     Citicorp Mortgage Securities, Inc.,                                                         205
                                     Series 95-2, Class A7, 7.50%,
                                     4/25/25

                          13,149     Citigroup Mortgage Loan Trust, Inc.,                                                     13,394
                                     Series 03-UST1, Class A1, 5.50%,
                                     12/25/18

                           5,443     Citigroup Mortgage Loan Trust, Inc.,                                                      5,548
                                     Series 03-UP3, Class A3, 7.00%,
                                     9/25/33

                           2,770     Citigroup Mortgage Loan Trust, Inc.,                                                      1,923
                                     Series 03-1, Class PO2, 0.00%,
                                     10/25/33, PO

                           2,254     Citigroup Mortgage Loan Trust, Inc.,                                                      1,565
                                     Series 03-1, Class PO3, 0.00%,
                                     10/25/33, PO

                           6,500     Countrywide Alternative Loan Trust,                                                       6,641
                                     Series 01-10, Class A5, 6.75%,
                                     12/25/31

                          13,002     Countrywide Alternative Loan Trust,                                                      12,990
                                     Series 02-2, Class A12, 6.75%,
                                     4/25/32

                           6,000     Countrywide Alternative Loan Trust,                                                       6,195
                                     Series 02-8, Class A4, 6.50%,
                                     7/25/32

                          14,956     Countrywide Home Loans, Series                                                           14,841
                                     03-J7, Class 4A3, 7.70%, 8/25/18,
                                     IF*

                           1,339     Countrywide Home Loans, Series                                                            1,338
                                     02-J2, Class A11AA, 6.50%, 6/25/32

                           2,371     Countrywide Home Loans, Series                                                            2,268
                                     02-16, Class AR, 2.50%, 1/25/33

                           6,253     Countrywide Home Loans, Series                                                              427
                                     03-J2, Class A17, 5.79%, 4/25/33, IF,
                                     IO*

                          21,363     Countrywide Home Loans, Series                                                           21,156
                                     03-26, Class 1A6, 3.50%, 8/25/33

                           2,000     Countrywide Home Loans, Series                                                            1,198
                                     03-44, Class A9, 0.00%, 10/25/33,
                                     PO

                             220     DLJ Mortgage Acceptance Corp.,                                                              219
                                     Series 98-A, Class A2, 10.15%,
                                     5/28/28, IF* (b)

                             294     First Boston Mortgage Securities                                                            260
                                     Corp., Series C, 0.00%, 4/25/17, PO

                             304     First Boston Mortgage Securities                                                             77
                                     Corp., Series C, 10.97%, 4/25/17, IO

                             958     Impac Secured Assets Common                                                                 957
                                     Owner Trust, Series 00-1, Class A8,
                                     8.15%, 4/25/30

                           5,000     Master Alternative Loans Trust,                                                           4,950
                                     Series 04-10, Class IAI, 4.50%,
                                     9/1/19

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                           2,076     Master Asset Securitization Trust,                                                        1,657
                                     Series 04-8, Class PO, 0.00%,
                                     8/25/19, PO

                           2,811     Master Asset Securitization Trust,                                                        1,819
                                     Series 03-12, Class 30PO, 0.00%,
                                     12/25/33, PO

                           1,909     Master Asset Securitization Trust,                                                        1,303
                                     Series 04-1, Class 30PO, 0.00%,
                                     2/25/34, PO

                           1,115     Merrill Lynch Trust, Series 47, Class                                                     1,184
                                     Z, 8.99%, 10/20/20

                               0     Morgan Stanley Mortgage Trust,                                                               53
                                     Series 35, Class 2, 3418.04%,
                                     4/20/21, HB, IF*

                               0     Morgan Stanley Mortgage Trust,                                                               57
                                     Series 37, Class 2, 3418.04%,
                                     7/20/21, HB, IF*

                              54     Morgan Stanley Mortgage Trust,                                                               53
                                     Series 39, Class 3, 0.00%, 12/20/21,
                                     PO

                           1,678     Nomura Asset Acceptance Corp.,                                                            1,709
                                     Series 03-A1, Class A7, 5.00%,
                                     4/25/18

                           1,418     Nomura Asset Acceptance Corp.,                                                            1,428
                                     Series 03-A1, Class A5, 7.00%,
                                     4/25/33

                           6,022     Nomura Asset Acceptance Corp.,                                                            6,176
                                     Series 03-A1, Class A1, 5.50%,
                                     5/25/33

                           6,397     Nomura Asset Acceptance Corp.,                                                            6,547
                                     Series 03-A1, Class A2, 6.00%,
                                     5/25/33

                           7,749     Nomura Asset Acceptance Corp.,                                                            8,139
                                     Series 04-R2, Class A1, 6.50%,
                                     10/25/34

                              61     Paine Webber CMO Trust, Series H,                                                            66
                                     Class 4, 8.75%, 4/1/18

                             285     Paine Webber CMO Trust, Series P,                                                           303
                                     Class 4, 8.50%, 8/1/19

                              74     PNC Mortgage Securities Corp.,                                                               74
                                     Series 98-8, Class 1A11, 6.75%,
                                     8/25/29

                          10,000     Residential Accredit Loans, Inc.,                                                        10,247
                                     Series 02-QS8, Class A5, 6.25%,
                                     6/25/17

                           4,973     Residential Accredit Loans, Inc.,                                                         5,268
                                     Series 02-QS16, Class A3, 13.25%,
                                     10/25/17, IF*

                           8,537     Residential Accredit Loans, Inc.,                                                           876
                                     Series 03-QS3, Class A8, 5.99%,
                                     2/25/18, IO, IF*

                           9,808     Residential Accredit Loans, Inc.,                                                        10,212
                                     Series 03-QS3, Class A2, 12.95%,
                                     2/25/18, IF*

                          22,120     Residential Accredit Loans, Inc.,                                                         2,872
                                     Series 03-QS9, Class A3, 5.94%,
                                     5/25/18, IO, IF*

                           5,488     Residential Accredit Loans, Inc.,                                                           909
                                     Series 03-QS12, Class A5, 5.00%,
                                     6/25/18, IO

                          18,033     Residential Accredit Loans, Inc.,                                                         1,809
                                     Series 03-QS13, Class A2A, 5.99%,
                                     6/25/18, IO, IF*

                          12,809     Residential Accredit Loans, Inc.,                                                        12,956
                                     Series 03-QS18, Class A1, 5.00%,
                                     9/25/18

                             481     Residential Accredit Loans, Inc.,                                                           480

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                                     Series 96-QS3, Class AI-11, 7.75%,
                                     6/25/26

                             177     Residential Accredit Loans, Inc.,                                                           177
                                     Series 98-QS4, Class AI5, 7.00%,
                                     3/25/28

                           3,500     Residential Accredit Loans, Inc.,                                                         3,652
                                     Series 02-QS3, Class A10, 6.75%,
                                     3/25/32

                             798     Residential Accredit Loans, Inc.,                                                           799
                                     Series 02-QS6, Class A10, 6.50%,
                                     5/25/32

                           3,000     Residential Accredit Loans, Inc.,                                                         3,050
                                     Series 04-QS8, Class A2, 5.00%,
                                     6/25/34

                           2,617     Residential Asset Securitization                                                          2,630
                                     Trust, Series 03-A13, Class A3,
                                     5.50%, 1/25/34

                           1,153     Residential Funding Mortgage                                                              1,152
                                     Securities I, Inc., Series 94-S8, Class
                                     A6, 6.00%, 3/25/09

                           5,348     Residential Funding Mortgage                                                              4,513
                                     Securities I, Inc., Series 03-S14,
                                     Class A4, 0.00%, 7/25/18, PO

                           4,000     Residential Funding Mortgage                                                              3,859
                                     Securities I, Inc., Series 03-S12,
                                     Class 4A5, 4.50%, 12/25/32

                          21,495     Residential Funding Mortgage                                                             21,181
                                     Securities I, Inc., Series 03-S7, Class
                                     A17, 4.00%, 5/25/33

                           3,000     Residential Funding Mortgage                                                              2,833
                                     Securities I, Inc., Series 02-S13,
                                     Class A3, 5.50%, 6/25/33

                           1,179     Residential Funding Securities Corp.,                                                       898
                                     Series 03-RM2, Class AP3, 0.00%,
                                     5/25/33, PO

                             178     Rural Housing Trust, Series 87-1,                                                           179
                                     Class 3B, 7.33%, 4/1/26

                           2,374     Salomon Brothers Mortgage                                                                 2,009
                                     Securities Trust VII, Series 03-UP2,
                                     Class P01, 0.00%, 12/25/18, PO

                             147     Salomon Brothers Mortgage                                                                   153
                                     Securities Trust VII, Series 00-UP1,
                                     Class A2, 8.00%, 9/25/30

                           7,500     Structured Adjustable Rate Mortgage                                                       7,713
                                     Loan, Series 04-6, Class 5A4, 5.02%,
                                     6/25/34

                             266     Structured Asset Securities Corp.,                                                          266
                                     Series 01-1, Class 1A8, 6.85%,
                                     2/25/31

                           1,011     Structured Asset Securities Corp.,                                                          874
                                     Series 02-10H, Class 1AP, 0.00%,
                                     5/25/32, PO

                           3,033     Vendee Mortgage Trust, Series 94-1,                                                       3,159
                                     Class 2J, 6.50%, 2/15/13

                           4,240     Vendee Mortgage Trust, Series 94-1,                                                       4,352
                                     Class 1, 5.63%, 2/15/24

                           5,346     Vendee Mortgage Trust, Series 96-1,                                                       5,752

                                     Class 1Z, 6.75%, 2/15/26

                           3,746     Vendee Mortgage Trust, Series 96-2,                                                       4,010
                                     Class 1Z, 6.75%, 6/15/26

                           7,933     Vendee Mortgage Trust, Series 97-1,                                                       8,872
                                     Class 2Z, 7.50%, 2/15/27

                          11,000     Vendee Mortgage Trust, Series 98-1,                                                      11,586
                                     Class 2E, 7.00%, 9/15/27

                           4,000     Washington Mutual Mortgage                                                                3,860
                                     Securities Corp., Series 03-S8, Class
                                     A6, 4.50%, 9/25/18

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                                    1,698    Washington Mutual Mortgage                                                        1,255
                                             Securities Corp., Series 03-S10, Class
                                              A6, 0.00%, 10/25/18, PO

                                    4,000    Washington Mutual Mortgage                                                        3,889
                                             Securities Corp., Series 03-AR7,
                                             Class A6, 3.03%, 8/25/33

                                    2,867    Washington Mutual Mortgage                                                        1,895
                                             Securities Corp., Series 03-S9, Class
                                             P, 0.00%, 10/25/33, PO

                                    2,500    Wells Fargo Mortgage Backed                                                       2,423
                                             Securities Trust, Series 03-8, Class
                                             A9, 4.50%, 8/25/18

                                    3,932    Wells Fargo Mortgage Backed                                                       3,194
                                             Securities Trust, Series 03-11, Class
                                             1APO, 0.00%, 10/25/18, PO

                                    6,000    Wells Fargo Mortgage Backed                                                       6,082
                                             Securities Trust, Series 03-11, Class
                                             1A4, 4.75%, 10/25/18

                                    5,000    Wells Fargo Mortgage Backed                                                       4,743
                                             Securities Trust, Series 03-13, Class
                                             A7, 4.50%, 11/25/18

                                    6,863    Wells Fargo Mortgage Backed                                                       6,935
                                             Securities Trust, Series 04-7, Class
                                             2A2, 5.00%, 7/25/19

                                    7,500    Wells Fargo Mortgage Backed                                                       7,411
                                             Securities Trust, Series 09-05, Class                                           -------
                                             A5, 3.54%, 8/25/34

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS                                                                                    346,957
                                                                                                                             -------
CORPORATE BONDS  (14.8%):

Aerospace & Defense  (0.0%):

                                    1,750    General Dynamics Corp., 4.50%,                                                    1,790
                                             8/15/10 (d)                                                                     -------

Airlines  (0.5%):

                                    2,500    Continental Airlines, Inc., Series                                                2,476
                                             99-2, Class A2, 7.06%, 9/15/09

                                    1,023    Continental Airlines, Inc., Series                                                1,011
                                             99-2, Class A1, 7.26%, 3/15/20

                                    1,668    Delta Airlines, Inc., Series 00-1,                                                1,542
                                             Class A1, 7.38%, 5/18/10 (d)

                                    3,850    Delta Airlines, Inc., Series 00-1,                                                3,460
                                             Class A2, 7.57%, 11/18/10 (d)

                                    3,200    Delta Airlines, Inc., Series 02-1,                                                3,251
                                             Class G2, 6.42%, 7/2/12

                                      893    Northwest Airlines, Inc., Series 01-1,                                              685
                                             Class B, 7.69%, 4/1/17

                                      985    Northwest Airlines, Inc., Series 01-1,                                              965
                                             Class A1, 7.04%, 4/1/22

                                    2,253    Southwest Airlines Co., Series 01-1,                                              2,305
                                             Class A1, 5.10%, 5/1/06

                                    2,495    United Airlines, Inc., Series 01-1,                                               2,077
                                             Class A2, 6.20%, 9/1/08 (d)

                                    1,500    United Airlines, Inc., Series 00-1,                                               1,220
                                             Class A2, 7.73%, 7/1/10 (d)

                                    3,386    United Airlines, Inc., Series 00-2,                                               2,846
                                             Class A2, 7.19%, 4/1/11

                                    1,887    United Airlines, Inc., Series 01-1,                                               1,568
                                             Class A2, 6.07%, 3/1/13 (d)

                                    5,670    United Airlines, Inc., Series 00-1,                                               4,660
                                             Class A1, 7.78%, 1/1/14                                                         -------
                                                                                                                              28,066
                                                                                                                             -------
Automotive  (0.4%):

                                    2,500    Daimler Chrysler NA Holdings,                                                     2,537
                                             7.40%, 1/20/05

                                    2,600    Daimler Chrysler NA Holdings,                                                     2,680

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                                         4.75%, 1/15/08 (d)

                                5,725    Daimler Chrysler NA Holdings,                                                         6,450
                                         7.20%, 9/1/09

                                  600    General Motors Acceptance Corp.,                                                        626
                                         6.75%, 1/15/06 (d)

                                4,545    General Motors Corp., 7.20%,                                                          4,820
                                         1/15/11 (d)

                                2,970    General Motors Corp., 8.80%,                                                          3,261
                                         3/1/21                                                                               ------
                                                                                                                              20,374
                                                                                                                              ------
Banking, Finance & Insurance  (9.5%):

                                2,000    ABN AMRO Bank NV, Chicago,                                                            2,061
                                         7.25%, 5/31/05

                                1,230    AIG International Lease Finance                                                       1,310
                                         Corp., 5.88%, 5/1/13 (d)

                                1,500    American Express Credit, 3.00%,                                                       1,476
                                         5/16/08

                                2,850    American General Finance Corp.,                                                       2,935
                                         4.50%, 11/15/07

                                2,000    American General Finance Corp.,                                                       2,091
                                         5.38%, 10/1/12

                                3,900    American International Group,                                                         3,766
                                         4.25%, 5/15/13

                                5,800    ASIF Global Financing XIX, 4.90%,                                                     5,902
                                         1/17/13 (b)(d)

                                2,000    ASIF Global Financing XX, 2.65%,                                                      1,999
                                         1/17/06 (b)

                                6,000    ASIF Global Financing XXIII, 3.90%,                                                   6,054
                                         10/22/08 (b)(d)

                                2,625    Associates Corp., 8.55%, 7/15/09                                                      3,128

                                4,435    Associates Corp., 8.15%, 8/1/09                                                       5,214

                                2,500    Associates Corp., 7.95%, 2/15/10                                                      2,932

                                4,800    Bank of America Corp., 3.88%,                                                         4,875
                                         1/15/08

                               13,165    Bank of America Corp., 7.80%,                                                        15,483
                                         2/15/10

                                2,650    Bank of America Corp., 7.40%,                                                         3,092
                                         1/15/11

                                1,400    Bank United, 8.00%, 3/15/09                                                           1,634

                               10,000    Bear Stearns Co., Inc., 3.25%,                                                        9,723
                                         3/25/09 (d)

                                1,000    Bear Stearns Co., Inc., 7.63%,                                                        1,160
                                         12/7/09

                                2,300    BellSouth Capital Funding, 7.75%,                                                     2,682
                                         2/15/10 (d)
                                5,650    Boeing Capital Corp., 6.36%,                                                          5,777
                                         7/15/05

                                3,000    Capital One Bank, 8.25%, 6/15/05                                                      3,115

                                  425    Capital One Bank, 5.75%, 9/15/10                                                        454
                                         (d)

                                1,000    CIT Group, Inc., 7.63%, 8/16/05                                                       1,044

                                3,410    CIT Group, Inc., 6.50%, 2/7/06 (d)                                                    3,574

                                1,250    Citigroup, Inc., 3.50%, 2/1/08 (d)                                                    1,254

                                  750    Citigroup, Inc., 6.20%, 3/15/09                                                         822

                                1,000    Citigroup, Inc., 5.63%, 8/27/12                                                       1,071

                                1,000    Corporation Andina de Fomento                                                         1,022
                                         California, 5.20%, 5/21/13

                                2,500    Countrywide Home Loans, 7.20%,                                                        2,696
                                         10/30/06

                                3,000    Countrywide Home Loans, 3.25%,                                                        2,953
                                         5/21/08

                                5,500    Countrywide Home Loans, 4.00%,                                                        5,349
                                         3/22/11

                                1,100    Credit Suisse First Boston (USA),                                                     1,133
                                         Inc., 4.70%, 6/1/09

                               15,425    Credit Suisse First Boston (USA),                                                    16,829
                                         Inc., 6.13%, 11/15/11

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                            2,500    Credit Suisse First Boston (USA),                                                         2,603
                                     Inc., 5.50%, 8/15/13

                            3,000    Dow Capital BV, 8.50%, 6/8/10                                                             3,546

                            1,900    First Union National, Inc., 7.80%,                                                        2,241
                                     8/18/10

                            5,500    Firstar Bank N.A., 7.13%, 12/1/09                                                         6,326

                            1,490    Ford Motor Credit Co., 7.60%,                                                             1,548
                                     8/1/05

                           13,260    Ford Motor Credit Co., 6.88%,                                                            13,880
                                     2/1/06

                            3,250    Ford Motor Credit Co., 5.80%,                                                             3,372
                                     1/12/09 (d)

                           14,925    Ford Motor Credit Co., 7.38%,                                                            16,365
                                     10/28/09

                            8,140    Ford Motor Credit Co., 7.88%,                                                             9,090
                                     6/15/10 (d)

                            1,000    GE Capital Corp., 2.80%, 1/15/07                                                            994

                            5,300    GE Capital Corp., 4.25%, 1/15/08                                                          5,442

                            4,000    GE Capital Corp., 3.50%, 5/1/08 (d)                                                       4,007

                            2,100    GE Capital Corp., 4.63%, 9/15/09                                                          2,175
                                     (d)

                            8,300    GE Capital Corp., 6.13%, 2/22/11                                                          9,164

                           13,100    GE Capital Corp., 5.88%, 2/15/12                                                         14,242

                            9,280    GE Capital Corp., 6.00%, 6/15/12                                                         10,211
                                     (d)

                            5,100    GE Capital Corp., 6.75%, 3/15/32                                                          5,889
                                     (d)

                            9,170    GMAC, 6.13%, 9/15/06                                                                      9,591

                           18,015    GMAC, 7.25%, 3/2/11 (d)                                                                  19,258

                              510    Goldman Sachs Group LP, 7.35%,                                                              586
                                     10/1/09

                           11,300    Goldman Sachs Group LP, 6.88%,                                                           12,778
                                     1/15/11

                            3,825    Goldman Sachs Group LP, 6.60%,                                                            4,279
                                     1/15/12

                            1,600    Goldman Sachs Group LP, 4.75%,                                                            1,573
                                     7/15/13

                            2,740    Goldman Sachs Group LP, 5.25%,                                                            2,764
                                     10/15/13

                            3,330    Goldman Sachs Group, Inc., 3.88%,                                                         3,337
                                     1/15/09 (d)

                            1,000    Goldman Sachs Group, Inc., 6.65%,                                                         1,115
                                     5/15/09

                            1,000    Household Finance Corp., 7.20%,                                                           1,072
                                     7/15/06

                            4,500    Household Finance Corp., 7.88%,                                                           4,983
                                     3/1/07

                            3,000    Household Finance Corp., 6.40%,                                                           3,276
                                     6/17/08

                            5,670    Household Finance Corp., 6.50%,                                                           6,245
                                     11/15/08

                           18,020    Household Finance Corp., 5.88%,                                                          19,443
                                     2/1/09

                            2,500    Household Finance Corp., 4.75%,                                                           2,583
                                     5/15/09

                              835    Household Finance Corp., 6.75%,                                                             941
                                     5/15/11

                              500    Household Finance Corp., 6.38%,                                                             555
                                     11/27/12

                              550    Household Finance Corp., 7.35%,                                                             658
                                     11/27/32

                            3,125    Huntington National Bank, 8.00%,                                                          3,672
                                     4/1/10

                            1,545    International Lease Finance Corp.,                                                        1,597
                                     4.50%, 5/1/08

                            4,500    Jackson National Life Global, 6.13%,                                                      4,901
                                     5/30/12 (b)

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                            2,500    John Hancock Global Funding II,                                                           2,476
                                     3.50%, 1/30/09 (b)

                            2,700    John Hancock Global Funding II,                                                           3,193
                                     7.90%, 7/2/10 (b)

                            1,250    Key Bank, 7.50%, 9/15/08                                                                  1,414

                            4,100    KeyCorp, 4.70%, 5/21/09                                                                   4,220

                              660    Lehman Brothers Holdings, Inc.,                                                             776
                                     7.88%, 11/1/09

                            3,870    Lehman Brothers Holdings, Inc.,                                                           4,335
                                     6.63%, 1/18/12

                            4,100    Massmutual Global Funding II,                                                             4,126
                                     3.25%, 6/15/07 (b)(d)

                            4,400    Massmutual Global Funding II,                                                             4,282
                                     3.50%, 3/15/10 (b)

                            2,000    Merrill Lynch & Co., 3.38%, 9/14/07                                                       2,000

                            2,100    Merrill Lynch & Co., 3.70%, 4/21/08                                                       2,106

                            5,200    Merrill Lynch & Co., 4.13%, 1/15/09                                                       5,247

                            2,900    Metropolitan Life Insurance Co.,                                                          2,968
                                     5.20%, 9/18/13 (b)

                            1,500    MGIC Investment Corp., 6.00%,                                                             1,593
                                     3/15/07

                            2,900    Monumental Global Funding II,                                                             3,045
                                     5.20%, 1/30/07 (b)

                            6,000    Monumental Global Funding II,                                                             6,090
                                     Series 144A, 4.38%, 7/30/09 (b)

                            1,300    Morgan Stanley Dean Witter and                                                            1,308
                                     Co., 4.25%, 5/15/10

                              900    Morgan Stanley Dean Witter and                                                            1,076
                                     Co., 8.00%, 6/15/10

                           13,250    Morgan Stanley Dean Witter and                                                           14,877
                                     Co., 6.75%, 4/15/11

                            6,450    Morgan Stanley Dean Witter and                                                            7,203
                                     Co., 6.60%, 4/1/12

                            2,915    Morgan Stanley Dean Witter and                                                            2,827
                                     Co., 4.75%, 4/1/14

                           17,075    National Rural Utilities, 6.00%,                                                         17,912
                                     5/15/06

                            1,200    Nationwide Financial Services,                                                            1,316
                                     6.25%, 11/15/11

                            2,375    New York Life Global Funding,                                                             2,386
                                     3.88%, 1/15/09 (b)

                            7,000    New York Life Global Funding,                                                             7,319
                                     5.38%, 9/15/13 (b)

                            1,515    Pacific Life Global Funding, 3.75%,                                                       1,518
                                     1/15/09 (b)

                            3,335    PHH Corp., 7.13%, 3/1/13                                                                  3,820

                            1,500    Popular North America, Inc., 4.25%,                                                       1,529
                                     4/1/08

                              600    Principal Life Global Funding, 5.13%,                                                       628
                                     6/28/07 (b)

                            2,500    Principal Life Global Funding, 2.80%,                                                     2,442
                                     6/26/08 (b)

                           10,750    Principal Life Global Funding, 6.25%,                                                    11,886
                                     2/15/12 (b)

                            2,140    Protective Life Secured Trust,                                                            2,137
                                     4.00%, 10/7/09

                            6,000    Protective Life Secured Trust,                                                            5,871
                                     4.00%, 4/1/11

                            3,985    Royal Bank of Canada, 3.88%,                                                              3,993
                                     5/4/09

                            2,500    SLM Corp., Series A, 5.38%,                                                               2,606
                                     1/15/13

                            3,000    Spear Leeds & Kellogg LP, 8.25%,                                                          3,149
                                     8/15/05 (b)

                            3,400    State Street Corp., 7.65%, 6/15/10                                                        4,037

                            2,000    Suntrust Bank, 6.38%, 4/1/11                                                              2,233

                            1,400    Toyota Motor Credit Corp., 2.88%,                                                         1,369

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                                        8/1/08

                               7,600    U.S. Bancorp, 6.50%, 2/1/08                                                            8,300

                               2,500    U.S. Bancorp, 7.50%, 6/1/26                                                            3,032

                               4,000    USAA Capital Corp., 7.05%, 11/8/06                                                     4,333
                                        (b)

                               4,800    Wachovia Corp, 3.50%, 8/15/08                                                          4,790

                               6,315    Wachovia Corp., 3.63%, 2/17/09                                                         6,272

                               1,700    Washington Mutual Finance, 6.88%,                                                      1,949
                                        5/15/11

                               1,750    Washington Mutual Finance, 6.88%,                                                      1,981
                                        6/15/11

                               5,235    Wells Fargo Bank, 3.13%, 4/1/09                                                        5,102
                                        (d)

                               5,100    Wells Fargo Bank, 7.55%, 6/21/10                                                       5,984

                               2,500    World Savings Bank FSB, 4.50%,                                                         2,564
                                        6/15/09

                                 625    XL Capital Ltd., 5.25%, 9/15/14                                                          629
                                                                                                                             -------
                                                                                                                             537,161
                                                                                                                             -------
Energy  (0.4%):

                                 700    Appalachian Power, 6.60%, 5/1/09                                                         771

                               2,250    Carolina Power and Light, 5.13%,                                                       2,309
                                        9/15/13

                               3,200    Constellation Energy Group, 6.35%,                                                     3,426
                                        4/1/07

                               1,000    Constellation Energy Group, 7.00%,                                                     1,134
                                        4/1/12 (d)

                               3,750    DTE Energy Co., 6.65%, 4/15/09                                                         4,098

                               5,000    Duke Energy Corp., 4.20%, 10/1/08                                                      5,055
                                        (d)

                               3,600    Duke Energy Corp., 5.63%,                                                              3,780
                                        11/30/12                                                                             -------
                                                                                                                              20,573
                                                                                                                             -------
Governments (Foreign) (0.6%):

                               2,500    Province of Quebec, 6.50%,                                                             2,616
                                        1/17/06

                              11,500    Province of Quebec, 5.75%,                                                            12,444
                                        2/15/09

                               1,000    Province of Quebec, 7.37%, 3/6/26                                                      1,260
                               4,130    United Mexican States, 4.63%,                                                          4,176
                                        10/8/08

                               1,080    United Mexican States, 6.38%,                                                          1,140
                                        1/16/13

                               8,715    United Mexican States, 7.50%,                                                          9,181
                                        4/8/33 (d)                                                                           -------
                                                                                                                              30,817
                                                                                                                             -------
Industrial Goods & Services (0.6%):

                               1,035    Dow Chemical, 6.13%, 2/1/11 (d)                                                        1,131

                               2,000    First Data Corp., 3.90%, 10/1/09                                                       1,999

                               2,800    IBM Corp., 5.39%, 1/22/09                                                              2,967

                               1,000    IBM Corp., 6.22%, 8/1/27                                                               1,077

                               1,800    International Paper Co., 6.50%,                                                        1,957
                                        11/15/07

                               1,570    International Paper Co., 4.25%,                                                        1,577
                                        1/15/09

                               3,400    International Paper Co., 4.00%,                                                        3,326
                                        4/1/10

                               4,500    Phillips Petroleum Co., 8.75%,                                                         5,543
                                        5/25/10

                               1,150    Tyco International Group, 8.20%,                                                       1,319
                                        10/15/08

                               2,500    Tyco International Group, 6.75%,                                                       2,816
                                        2/15/11

                               5,500    Tyco International Group, 6.38%,                                                       6,092
                                        10/15/11

                                 500    Weyerhaeuser Co., 6.13%, 3/15/07                                                         533

                               1,250    Weyerhaeuser Co., 6.75%, 3/15/12                                                       1,404
                                                                                                                             -------

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                                        (d)

                                                                                                                              31,741
                                                                                                                              ------
Multimedia  (0.4%):

                               2,200    AOL Time Warner, Inc., 5.63%,                                                          2,240
                                        5/1/05

                               1,600    AOL Time Warner, Inc., 8.18%,                                                          1,792
                                        8/15/07

                               2,200    AOL Time Warner, Inc., 7.48%,                                                          2,411
                                        1/15/08

                               2,300    AOL Time Warner, Inc., 10.15%,                                                         2,989
                                        5/1/12

                               3,125    AOL Time Warner, Inc., 9.15%,                                                          4,036
                                        2/1/23

                                 455    AOL Time Warner, Inc., 7.70%,                                                            531
                                        5/1/32 (d)

                               3,740    Comcast Corp., 5.50%, 3/15/11 (d)                                                      3,903

                               2,000    Cox Radio, Inc., 6.38%, 5/15/05                                                        2,037

                               1,500    Knight-Ridder, Inc., 7.13%, 6/1/11                                                     1,726

                               1,000    Viacom, Inc., 7.75%, 6/1/05                                                            1,036
                                                                                                                             -------
                                                                                                                              22,701
                                                                                                                             -------
Real Estate (0.1%):

                               4,810    EOP Operating LP, 6.75%, 2/15/12                                                       5,338

                                 700    ERP Operating LP, 4.75%, 6/15/09                                                         719

                                 900    Harrah's Operating Co., Inc., 8.00%,                                                   1,046
                                        2/1/11 (d)                                                                           -------

                                                                                                                               7,103
                                                                                                                             -------

Retailers (0.2%):

                               3,000    Kroger Co., 8.05%, 2/1/10                                                              3,529

                               5,250    Wal-Mart Stores, Inc., 4.13%,                                                          5,265
                                        2/15/11                                                                              -------
                                                                                                                               8,794
                                                                                                                             -------
Telecommunications (1.6%):

                               3,500    Ameritech Capital Funding Corp.,                                                       3,535
                                        5.95%, 1/15/38

                                 815    AT&T Wireless Services, Inc.,                                                            898
                                        7.50%, 5/1/07

                               4,235    AT&T Wireless Services, Inc.,                                                          5,024
                                        7.88%, 3/1/11 (d)

                               2,200    Bell Telephone Co., Pennsylvania,                                                      2,793
                                        8.35%, 12/15/30

                               4,126    Bellsouth Telecommunications,                                                          4,539
Telecom PLC, 8.38%,

                               7,975    British Telecom PLC, 8.38%,                                                            9,628
                                        12/15/10

                                 750    Cox Communications, Inc., 6.88%,                                                         769
                                        6/15/05

                               1,825    Cox Communications, Inc., 7.75%,                                                       2,036
                                        11/1/10

                               5,000    France Telecom, 8.50%, 3/1/11 *                                                        5,993

                               2,000    GTE Corp. (Verizon                                                                     2,272
                                        Communications), 7.51%, 4/1/09

                                 220    Liberty Media Corp., 5.70%,                                                              218
                                        5/15/13

                               5,650    Nynex Capital Funding, 8.23%,                                                          6,607
                                        10/15/09

                               2,300    Sprint Capital Corp., 7.13%,                                                           2,426
                                        1/30/06

                              11,350    Sprint Capital Corp., 6.00%, 1/15/07                                                  12,020
                                        (d)

                               3,000    Sprint Capital Corp., 7.63%,                                                           3,470
                                        1/30/11

                               1,000    Sprint Capital Corp., 8.38%, 3/15/12                                                   1,213
                                        (d)

                               1,400    Sprint Capital Corp., 8.75%, 3/15/32                                                   1,782
                                        (d)

                               7,300    TCI Communications, Inc., 9.80%,                                                       9,321

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                                      2/1/12

                             2,700    Telus Corp., 8.00%, 6/1/11                                                               3,168

                             8,250    Verizon Global Funding Corp.,                                                            9,524
                                      7.25%, 12/1/10 (d)

                             1,470    Verizon Maryland, Inc., 6.13%,                                                           1,585
                                      3/1/12

                             2,130    Verizon New England, Inc., 6.50%,                                                        2,353
                                      9/15/11

                             1,705    Verizon New York, Inc., 6.88%,                                                           1,899
                                      4/1/12                                                                                 -------
                                                                                                                              93,073
                                                                                                                             -------
Transportation & Shipping  (0.1%):

                             2,545    Burlington North Sante Fe, 7.13%,                                                        2,904
                                      12/15/10                                                                               -------

Utilities  (0.4%):

                               700    Alabama Power Co., 4.70%,                                                                  718
                                      12/1/10

                             2,480    American Electric Power Co., Series                                                      2,601
                                      A, 6.13%, 5/15/06 (d)

                             1,260    Appalachian Power Co., Series E,                                                         1,277
                                      4.80%, 6/15/05

                             1,710    Dominion Resources, Inc., 2.80%,                                                         1,712
                                      2/15/05

                             3,310    Dominion Resources, Inc., 6.25%,                                                         3,600
                                      6/30/12

                             5,025    Exelon Generation Co., LLC, 6.95%,                                                       5,686
                                      6/15/11 (d)

                             1,800    Keyspan Gas East, 7.88%, 2/1/10                                                          2,121

                             2,000    Ohio Valley Electric Co., 5.94%,                                                         2,085
                                      2/12/06 (b)

                             2,360    PSEG Power, 7.75%, 4/15/11 (d)                                                           2,751

                               500    Virginia Electric & Power Co., 5.38%,                                                      523
                                      2/1/07                                                                                 -------
                                                                                                                              23,074
                                                                                                                             -------
TOTAL CORPORATE BONDS                                                                                                        828,171
                                                                                                                             -------
U.S. GOVERNMENT AGENCY MORTGAGES
(48.3%):
Fannie Mae (19.0%):

                                 0    758.75%, 1/25/06, Series 91-4,                                                               1
                                      Class N, HB

                                 0    1008.00%, 4/25/06, Series 91-33,                                                             1
                                      Class J, HB

                               151    0.00%, 9/25/06, Series 96-46, Class                                                        147
                                      PE, PO

                               414    8.00%, 8/25/07, Series 92-152,                                                              33
                                      Class N, IO

                             3,362    7.50%, 9/25/07, Series 92-156,                                                           3,497
                                      Class K

                               722    7.00%, 1/25/08, Series 93-8, Class                                                         750
                                      H

                               843    2.38%, 5/25/08, Series 93-59, Class                                                        850
                                      FA*

                               250    2.72%, 5/25/08, Series 93-72, Class                                                        249
                                      F*

                             1,984    6.50%, 5/25/08, Series 93-55, Class                                                      2,062
                                      K

                               119    2.67%, 6/25/08, Series 93-107,                                                             119
                                      Class F*

                                77    9.06%, 7/25/08, Series 93-238,                                                              77
                                      Class SB, IF*

                             2,623    0.00%, 9/25/08, Series 96-39, Class                                                      2,537
                                      J, PO

                               617    0.00%, 9/25/08, Series 96-20, Class                                                        597
                                      L, PO

                               470    9.25%, 9/25/08, Series 93-186,                                                             496

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                                     Class SA, IF*

                              462    12.89%, 9/25/08, Series 93-175,                                                             503
                                     Class SA, IF*

                            1,677    14.59%, 9/25/08, Series 93-164,                                                           1,851
                                     Class SC, IF*

                            2,055    0.00%, 10/25/08, Series 96-24,                                                            1,996
                                     Class B, PO

                              452    2.72%, 10/25/08, Series 93-196,                                                             449
                                     Class FA*

                              253    9.25%, 10/25/08, Series 93-196,                                                             268
                                     Class SB, IF*

                              574    13.07%, 10/25/08, Series 93-197,                                                            623
                                     Class SB, IF*

                            1,389    13.14%, 10/25/08, Series 93-94,                                                           1,504
                                     Class S, IF*

                               20    256.00%, 11/1/08, Series K, Class 2,                                                         66
                                      HB

                            1,487    0.00%, 12/25/08, Series 98-27,                                                            1,436
                                     Class B, PO

                            1,122    2.73%, 12/25/08, Series 93-221,                                                           1,141
                                     Class FH*

                              546    9.50%, 12/25/08, Series 93-221,                                                             588
                                     Class SE, IF*

                            1,670    15.55%, 12/25/08, Series 93-233,                                                          1,877
                                     Class SB, IF*

                              139    2.87%, 1/25/09, Series 94-12, Class                                                         138
                                     FC*

                              244    17.52%, 2/25/09, Series 94-13,                                                              276
                                     Class SK, IF*

                              958    0.00%, 3/25/09, Series 96-24, Class                                                         922
                                     E, PO

                               44    2.03%, 3/25/09, Series 94-33, Class                                                          44
                                     F*

                               40    2.72%, 3/25/09, Series 94-32, Class                                                          40
                                     F*

                              822    2.82%, 3/25/09, Series 94-33, Class                                                         817
                                     FA*

                            4,999    6.00%, 3/25/09, Series 94-34, Class                                                       5,182
                                     DZ

                               68    6.50%, 3/25/09, Series 95-13, Class                                                          69
                                     B

                            3,983    13.17%, 3/25/09, Series 02-8, Class                                                       4,349
                                     SR, IF*

                               87    14.70%, 3/25/09, Series 94-32,                                                               89
                                     Class S, IF*

                              649    6.50%, 4/1/09, Pool #190760                                                                 687

                            1,348    6.50%, 4/1/09, Pool #190831                                                               1,427

                            2,100    6.38%, 6/15/09 (d)                                                                        2,341

                            2,650    12.21%, 11/25/09, Series 02-73,                                                           2,871
                                     Class S, IF*

                            2,350    7.13%, 6/15/10 (d)                                                                        2,730

                            2,927    6.50%, 11/25/10, Series 01-52,                                                            3,069
                                     Class XM

                            2,431    6.00%, 7/15/11, Series 2480, Class                                                        2,565
                                     PV

                              541    6.50%, 12/25/11, Series 01-12,                                                              541
                                     Class VC

                              917    7.00%, 5/18/12, Series 97-51, Class                                                          90
                                     PM, IO

                              902    5.50%, 6/1/12, Pool #254368                                                                 938

                            2,078    8.00%, 11/1/12, Pool #535710                                                              2,221

                           12,350    5.00%, 11/25/12, Series 03-16,                                                              742
                                     Class PI, IO

                            1,228    6.50%, 12/25/12, Series 02-9, Class                                                       1,277
                                     VE

                            1,261    5.50%, 5/1/13, Pool #254774                                                               1,319

                            2,009    12.75%, 11/25/13, Series 93-230,                                                          2,134

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                                     Class SG, IF*

                            3,000    4.50%, 1/25/14, Series 03-128,                                                            3,012
                                     Class KE

                              879    6.00%, 2/1/14, Pool #190632                                                                 922

                            2,800    4.50%, 3/25/15, Series 03-65, Class                                                         476
                                     CI, IO

                            2,000    6.50%, 8/25/15, Series 01-61, Class                                                       2,096
                                     VQ

                              476    8.00%, 11/1/15, Pool #535852                                                                509

                           11,000    5.00%, 11/25/15, Series 02-74,                                                           11,232
                                     Class PD

                            3,750    6.00%, 11/25/15, Series 01-49,                                                            3,890
                                     Class DQ

                            8,000    6.50%, 11/25/15, Series 01-52,                                                            8,438
                                     Class XN

                            4,000    6.00%, 12/25/15, Series 01-78,                                                            4,107
                                     Class VB

                              190    12.50%, 1/1/16, Pool #303306                                                                217

                            8,000    5.00%, 1/25/16, Series 02-74, Class                                                       8,161
                                     LD

                            4,000    6.00%, 3/25/16, Series 01-5, Class                                                        4,205
                                     OW

                            5,028    6.00%, 3/25/16, Series 01-07, Class                                                       5,421
                                     PR

                            8,363    6.04%, 3/25/16, Series 03-8, Class                                                          693
                                     SB, IO, IF*

                            5,897    6.00%, 4/25/16, Series 01-10, Class                                                       6,339
                                     PR

                            5,700    5.50%, 5/25/16, Series 02-61, Class                                                       5,900
                                     PE

                            1,258    6.00%, 6/1/16, Pool #583745                                                               1,320

                           23,000    6.00%, 8/15/16, Series 2344, Class                                                       24,059
                                     QG

                            2,912    5.00%, 12/1/16, Pool #615017                                                              2,972

                            9,422    6.00%, 12/25/16, Series 01-71,                                                            9,898
                                     Class QE

                            6,000    6.00%, 12/25/16, Series 01-74,                                                            6,388
                                     Class MB

                            3,000    6.00%, 12/25/16, Series 01-71,                                                            3,161
                                     Class MB

                            2,000    6.50%, 12/25/16, Series 01-50,                                                            2,086
                                     Class VB

                            5,000    7.00%, 12/25/16, Series 01-61,                                                            5,329
                                     Class VB

                            9,200    6.00%, 2/25/17, Series 02-2, Class                                                        9,597
                                     UC

                           18,500    6.00%, 2/25/17, Series 02-3, Class                                                       19,529
                                     OG

                            3,856    5.50%, 3/1/17, Pool #638411                                                               3,986

                            1,629    6.50%, 3/1/17, Pool #627139                                                               1,726

                            1,190    7.00%, 3/1/17, Pool #627140                                                               1,263

                            1,438    7.00%, 3/1/17, Pool # 649312                                                              1,526

                              914    7.50%, 3/1/17, Pool #637095                                                                 973

                              259    2.13%, 3/25/17, Series 96-27, Class                                                         261
                                     FA*

                            2,300    5.50%, 3/25/17, Series 02-11, Class                                                       2,399
                                     QG

                            4,000    6.00%, 3/25/17, Series 02-7, Class                                                        4,223
                                     OG

                            6,692    6.00%, 3/25/17, Series 02-7, Class                                                        7,072
                                     TG

                                4    7.00%, 4/1/17, Pool #44699                                                                    5

                              296    7.00%, 4/1/17, Pool #635028                                                                 314

                            1,700    4.50%, 4/25/17, Series 03-27, Class                                                       1,677
                                     DW

                           17,750    5.50%, 4/25/17, Series 02-18, Class                                                      18,597
                                     PC

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                            5,000    6.00%, 4/25/17, Series 02-19, Class                                                       5,273
                                     PE

                            3,000    6.00%, 4/25/17, Series 02-24, Class                                                       3,161
                                     AJ

                            1,470    7.00%, 5/1/17, Pool #254353                                                               1,560

                              972    7.00%, 6/1/17, Pool #650505                                                               1,032

                              857    7.00%, 6/1/17, Pool #644053                                                                 910

                            2,000    6.00%, 7/25/17, Series 02-42, Class                                                       2,126
                                     C

                              749    6.00%, 8/1/17, Pool #666358                                                                 786

                            1,048    6.50%, 8/1/17, Pool #653148                                                               1,110

                            2,814    5.50%, 9/1/17, Pool #665775                                                               2,908

                            1,567    7.00%, 9/1/17, Pool #672400                                                               1,664

                               84    10.00%, 9/1/17, Series 23, Class 2,                                                          24
                                     IO

                           30,000    5.50%, 9/25/17, Series 02-56, Class                                                      31,162
                                     UC

                            1,800    5.50%, 9/25/17, Series 02-55, Class                                                       1,865
                                     QE

                            1,342    6.00%, 11/1/17, Pool #668811                                                              1,408

                              905    6.50%, 11/1/17, Pool #668821                                                                959

                            8,250    5.50%, 1/25/18, Series 02-94, Class                                                       8,611
                                     BK

                            1,190    6.50%, 2/25/18, Series 01-64, Class                                                       1,195
                                     VB

                               57    9.25%, 4/25/18, Series 88-7, Class                                                           62
                                     Z

                            1,809    6.00%, 5/1/18, Pool #254786                                                               1,898

                              322    9.00%, 5/1/18, Pool #426836                                                                 363

                            1,756    5.00%, 6/1/18, Pool #709877                                                               1,788

                            2,640    4.50%, 7/1/18, Pool #720393                                                               2,635

                            2,822    4.50%, 9/25/18, Series 03-81, Class                                                       2,727
                                     LC

                            3,096    7.44%, 9/25/18, Series 03-92, Class                                                       2,715
                                     SH, IF*

                            2,545    4.00%, 10/1/18, Pool #73471                                                               2,487

                            1,560    5.00%, 11/1/18, Pool #740462                                                              1,589

                              412    9.85%, 11/1/18, Series 97-77, Class                                                         457
                                     M

                               87    3.08%, 1/1/19, Pool #70226*                                                                  89

                              646    4.50%, 2/25/19, Series 04-2, Class                                                          645
                                     ZD

                              300    3.26%, 3/1/19, Pool #116612*                                                                308

                            3,847    4.50%, 3/1/19, Pool #742078                                                               3,840

                               10    10.50%, 3/1/19, Series 50, Class 2,                                                           3
                                     IO

                            1,853    10.90%, 4/15/19, Pool #458096                                                             2,098

                            3,707    4.00%, 4/25/19, Series 04-22, Class                                                       3,510
                                     A

                            2,000    4.00%, 10/25/19, Series 04-76,                                                            1,869
                                     Class CL

                              307    8.00%, 10/25/19, Series 89-70,                                                              333
                                     Class G

                              185    8.50%, 11/25/19, Series 89-83,                                                              203
                                     Class H

                              221    9.00%, 11/25/19, Series 89-89,                                                              243
                                     Class H

                              111    9.40%, 11/25/19, Series 89-78,                                                              124
                                     Class H

                              146    8.80%, 1/25/20, Series 90-1, Class                                                          161
                                     D

                            2,000    6.00%, 2/25/20, Series 02-7, Class                                                        2,051
                                     QM

                            2,500    6.00%, 2/25/20, Series 01-28, Class                                                       2,562
                                     VB

                               42    5.50%, 6/25/20, Series 90-60, Class                                                          43
                                     K

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                               57    9.50%, 6/25/20, Series 90-63, Class                                                          63
                                     H

                               79    5.50%, 8/25/20, Series 90-93, Class                                                          82
                                     G

                              228    6.50%, 8/25/20, Series 90-102,                                                              235
                                     Class J

                                2    504.00%, 8/25/20, Series 90-94,                                                              17
                                     Class H, HB*

                                1    1118.04%, 8/25/20, Series 90-95,                                                             31
                                     Class J, HB

                              509    9.00%, 10/25/20, Series 90-120,                                                             547
                                     Class H

                               48    19.16%, 11/25/20, Series 90-134,                                                             61
                                     Class SC, IF*

                                2    652.15%, 12/25/20, Series 90-140,                                                            42
                                     Class K, HB

                                0    907.20%, 2/25/21, Series 91-7,                                                                9
                                     Class K, HB*

                              234    5.00%, 3/25/21, Series 91-24, Class                                                         238
                                     Z

                            3,850    7.00%, 3/25/21, Series 01-4, Class                                                        4,126
                                     PC

                                9    915.12%, 6/25/21, Series G-17,                                                              169
                                     Class S, HB, IF*

                            5,000    6.00%, 8/25/21, Series 01-71, Class                                                       5,217
                                     JW

                            7,389    6.50%, 9/25/21, Series 01-48, Class                                                       7,962
                                     Z

                               15    7.50%, 9/25/21, Series 91-126,                                                               16
                                     Class ZB

                              586    13.48%, 9/25/21, Series G-28, Class                                                         696
                                     S, IF*

                              464    8.75%, 10/25/21, Series G-35, Class                                                         511
                                     M

                              195    18.21%, 12/25/21, Series G-51,                                                              255
                                     Class SA, IF*

                            1,117    7.00%, 1/25/22, Series G92-15,                                                            1,174
                                     Class Z

                            3,000    6.50%, 2/25/22, Series 02-1, Class                                                        3,156
                                     HC

                              303    7.50%, 2/25/22, Series 92-38, Class                                                         319
                                     Z

                                1    9995.64%, 5/25/22, Series G92-27,                                                           138
                                     Class SQ, HB, IF*

                            2,235    5.50%, 6/25/22, Series 02-91, Class                                                         363
                                     UH, IO

                               38    7.50%, 6/25/22, Series 92-101,                                                               39
                                     Class J

                            2,036    3.00%, 7/25/22, Series 03-68, Class                                                       1,951
                                     QP

                              288    7.00%, 7/25/22, Series G92-42,                                                              307
                                     Class Z

                            2,495    7.50%, 7/25/22, Series G92-35,                                                            2,664
                                     Class E

                           13,647    8.00%, 7/25/22, Series G92-44,                                                           14,783
                                     Class ZQ

                                2    1184.78%, 7/25/22, Series G92-35,                                                            50
                                     Class G, HB*

                            1,250    6.00%, 8/25/22, Series 92-136,                                                            1,307
                                     Class PK

                              678    6.50%, 8/25/22, Series 96-59, Class                                                         711
                                     J

                              611    0.00%, 9/25/22, Series 97-70, Class                                                         607
                                     PO, PO

                              377    1.65%, 9/25/22, Series G92-52,                                                              375
                                     Class FD*

                              861    5.50%, 9/25/22, Series 92-143,                                                              896

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                                     Class MA

                              211    6.50%, 9/25/22, Series 93-185,                                                                6
                                     Class A, IO

                            3,224    7.50%, 9/25/22, Series G92-54,                                                            3,472
                                     Class ZQ

                            1,916    7.75%, 9/25/22, Series 92-163,                                                            2,073
                                     Class M

                              640    0.00%, 10/25/22, Series G92-62,                                                             566
                                     Class B, PO

                              423    2.52%, 10/25/22, Series G92-59,                                                             421
                                     Class F*

                              295    2.92%, 10/25/22, Series G92-61,                                                             295
                                     Class FJ*

                              506    7.00%, 10/25/22, Series G92-61,                                                             547
                                     Class Z

                            3,327    7.50%, 10/25/22, Series 92-188,                                                           3,603
                                     Class PZ

                               76    16.76%, 10/25/22, Series 92-201,                                                             84
                                     Class SB, IF*

                               87    7.00%, 11/25/22, Series 93-138,                                                               1
                                     Class JH, IO

                           14,277    6.50%, 12/1/22, Pool #555791                                                             15,040

                            4,000    5.00%, 12/25/22, Series 03-122,                                                           3,998
                                     Class TE

                              400    9.48%, 12/25/22, Series 93-225,                                                             419
                                     Class VO, IF*

                            2,800    7.90%, 1/25/23, Series G93-1, Class                                                       3,015
                                     KA

                              600    6.50%, 2/25/23, Series 93-5, Class                                                          629
                                     Z

                           11,868    7.00%, 2/25/23, Series 97-61, Class                                                      12,678
                                     ZC

                            2,215    7.50%, 2/25/23, Series 03-106,                                                            1,937
                                     Class WS*

                              590    15.50%, 2/25/23, Series 93-27,                                                              739
                                     Class SA, IF*

                              865    6.50%, 3/25/23, Series G93-14,                                                              889
                                     Class J

                            2,065    7.50%, 3/25/23, Series 93-25, Class                                                       2,220
                                     J

                            1,554    7.70%, 3/25/23, Series 93-21, Class                                                       1,680
                                     KA

                              328    7.50%, 4/1/23, Series 218, Class 2,                                                          58
                                     IO

                              349    0.00%, 4/25/23, Series 98-4, Class                                                          308
                                     C, PO

                            1,953    6.00%, 4/25/23, Series G93-17,                                                            1,906
                                     Class SI, IF*

                            2,819    13.25%, 4/25/23, Series 98-43,                                                              910
                                     Class SA, IF, IO*

                              949    16.30%, 4/25/23, Series 93-62,                                                            1,167
                                     Class SA, IF*

                            3,500    5.50%, 5/25/23, Series 03-39, Class                                                       3,583
                                     LW

                            5,000    5.50%, 5/25/23, Series 03-41, Class                                                       5,165
                                     PE

                           15,075    0.00%, 6/25/23, Series 93-257,                                                           13,774
                                     Class C, PO

                           13,000    5.00%, 6/25/23, Series 03-83, Class                                                      12,910
                                     PG

                           48,773    6.04%, 6/25/23, Series 03-80, Class                                                       5,713
                                     SY, IO, IF*

                              615    0.00%, 7/25/23, Series 93-159,                                                              613
                                     Class PD, PO

                            2,002    2.51%, 8/25/23, Series G93-27,                                                            2,034
                                     Class FD*

                            5,524    6.44%, 8/25/23, Series 99-38, Class                                                         612

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                                     SK, IF, IO*

                            7,300    6.50%, 8/25/23, Series 96-14, Class                                                       1,294
                                     SE, IO, IF*

                           14,300    6.88%, 8/25/23, Series 02-83, Class                                                      15,247
                                     CS

                              334    0.00%, 9/25/23, Series G93-37,                                                              286
                                     Class H, PO

                            1,207    0.00%, 9/25/23, Series 93-205,                                                            1,058
                                     Class H, PO

                            2,477    7.00%, 9/25/23, Series 93-167,                                                            2,604
                                     Class GA

                              427    11.00%, 9/25/23, Series 93-165,                                                             446
                                     Class SD, IF*

                              928    12.50%, 9/25/23, Series 93-165,                                                           1,093
                                     Class SK, IF*

                            2,461    2.18%, 10/25/23, Series 93-199,                                                           2,484
                                     Class FA*

                              724    3.58%, 10/25/23, Series 93-189,                                                             727
                                     Class FB*

                              430    10.50%, 10/25/23, Series 93-179,                                                            484
                                     Class SC, IF*

                            1,202    18.86%, 10/25/23, Series 99-52,                                                           1,444
                                     Class NS, IF*

                              647    21.81%, 10/25/23, Series 93-179,                                                            826
                                     Class SB, IF*

                              666    6.50%, 11/25/23, Series 95-19,                                                              725
                                     Class Z

                            6,000    6.65%, 11/25/23, Series 03-106,                                                           4,379
                                     Class US, IF*

                              309    2.23%, 12/25/23, Series 93-230,                                                             313
                                     Class FA*

                            1,944    2.63%, 12/25/23, Series 93-247,                                                           1,985
                                     Class FE*

                              966    6.50%, 12/25/23, Series 93-225,                                                           1,004
                                     Class UB

                            1,387    6.75%, 12/25/23, Series 94-55,                                                            1,417
                                     Class G

                            4,042    7.00%, 12/25/23, Series 93-250,                                                           4,262
                                     Class Z

                              901    11.13%, 12/25/23, Series 93-247,                                                          1,028
                                     Class SU, IF*

                            1,944    18.81%, 12/25/23, Series 02-1,                                                            2,237
                                     Class UD, IF*

                              138    7.00%, 1/1/24, Pool #50966                                                                  148

                              260    9.00%, 3/1/24, Series 265, Class 2                                                          276

                            9,000    6.50%, 3/25/24, Series 02-4, Class                                                        9,457
                                     VC

                            5,000    6.50%, 3/25/24, Series 94-37, Class                                                       5,282
                                     L

                           13,826    6.50%, 3/25/24, Series 94-40, Class                                                      14,706
                                     Z

                            2,500    5.50%, 7/25/24, Series 04-53, Class                                                       2,579
                                     NC

                              954    8.50%, 1/25/25, Series 95-2, Class                                                        1,039
                                     Z

                              639    8.80%, 1/25/25, Series G95-1, Class                                                         707
                                     C

                              518    9.00%, 4/1/25, Pool #552737                                                                 581

                              303    9.00%, 12/1/25, Pool #550292                                                                340

                            2,500    7.00%, 1/25/26, Series 96-32, Class                                                       2,607
                                     PH

                              852    7.00%, 4/1/26, Pool #399269                                                                 909

                               95    9.00%, 4/1/26, Pool #446278                                                                 106

                            1,144    8.00%, 3/1/27, Pool #689977                                                               1,253

                            8,802    1.84%, 3/25/27, Series 97-20, Class                                                         439
                                     IO, IO

                              580    7.50%, 4/18/27, Series 97-27, Class                                                         622

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                                     J

                              955    7.50%, 4/20/27, Series 97-29, Class                                                       1,011
                                     J

                            5,918    7.50%, 5/20/27, Series 97-39, Class                                                       6,278
                                     PD

                              688    8.00%, 6/1/27, Pool #695533                                                                 754

                              851    6.50%, 7/18/27, Series 97-42, Class                                                         880
                                     ZC

                            4,374    7.25%, 7/18/27, Series 97-42, Class                                                       4,591
                                     EN

                            1,157    3.52%, 9/1/27, Pool #54844*                                                               1,179

                            2,323    7.00%, 12/18/27, Series 97-81,                                                              422
                                     Class PL, IO

                            1,003    8.00%, 6/1/28, Pool #535183                                                               1,098

                              235    9.50%, 7/1/28, Pool #457268                                                                 267

                            8,292    6.00%, 7/18/28, Series 98-36, Class                                                       8,495
                                     ZB

                            2,226    8.00%, 9/1/28, Pool #756024                                                               2,436

                            6,782    8.00%, 11/1/28, Pool #755973                                                              7,409

                              658    6.00%, 12/1/28, Pool #455759                                                                683

                            3,429    6.54%, 12/25/28, Series 98-66,                                                              420
                                     Class SB*

                            1,919    6.00%, 1/1/29, Pool #252211                                                               1,992

                            1,215    7.00%, 1/1/29, Pool #459097                                                               1,292

                            1,194    4.03%, 3/1/29, Pool #303532*                                                              1,212

                            2,734    6.50%, 3/1/29, Pool #252409                                                               2,898

                            3,002    5.50%, 4/18/29, Series 99-18, Class                                                       2,842
                                     Z

                            1,577    6.35%, 4/25/29, Series 99-17, Class                                                       1,672
                                     C

                            5,750    6.00%, 7/25/29, Series 01-80, Class                                                       6,011
                                     PE

                           13,000    6.00%, 7/25/29, Series 02-W5, Class                                                      13,087
                                     A6

                            3,238    7.50%, 12/18/29, Series 99-62,                                                            3,485
                                     Class PB

                            1,976    7.00%, 12/25/29, Series 02-36,                                                            2,036
                                     Class HZ

                            8,505    7.50%, 2/25/30, Series 00-2, Class                                                        9,162
                                     ZE

                            4,336    7.49%, 7/25/30, Series 00-20, Class                                                         580
                                     SA, IF, IO*

                            5,000    6.25%, 8/25/30, Series 02-W5, Class                                                       5,175
                                     A7

                            7,744    6.49%, 11/25/30, Series 02-W5,                                                              654
                                     Class A10, IF, IO*

                              932    8.50%, 1/25/31, Series 00-52, Class                                                         156
                                     IO, IO

                            5,295    7.00%, 3/25/31, Series 01-7, Class                                                        5,558
                                     PF

                            2,653    6.00%, 5/25/31, Series 01-31, Class                                                       2,796
                                     VD

                           13,605    6.00%, 7/25/31, Series 01-33, Class                                                       2,495
                                     ID, IO

                            4,100    7.00%, 7/25/31, Series 01-30, Class                                                       4,269
                                     PM

                            2,135    6.50%, 8/1/31, Pool #598559                                                               2,268

                            6,500    7.00%, 8/25/31, Series 01-36, Class                                                       6,847
                                     DE

                            4,100    6.50%, 9/25/31, Series 01-49, Class                                                       4,276
                                     Z

                            5,000    7.00%, 9/25/31, Series 01-44, Class                                                       5,254
                                     PU

                           10,255    7.00%, 9/25/31, Series 01-44, Class                                                      11,109
                                     MY

                            3,803    7.00%, 9/25/31, Series 01-44, Class                                                       3,982
                                     PD

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                            2,869    6.50%, 10/25/31, Series 01-52,                                                            2,990
                                     Class KB

                            5,369    18.11%, 10/25/31, Series 03-52,                                                           6,131
                                     Class SX, IF*

                           12,500    6.00%, 11/25/31, Series 02-74,                                                           13,100
                                     Class VB

                            9,955    6.00%, 11/25/31, Series 02-74,                                                           10,291
                                     Class VA

                            6,864    7.00%, 11/25/31, Series 01-61,                                                            7,280
                                     Class Z

                            2,476    13.70%, 12/25/31, Series 01-72,                                                           2,588
                                     Class SX*

                            3,506    19.94%, 2/25/32, Series 02-1, Class                                                       4,123
                                     SA, IF*

                            7,633    6.40%, 3/15/32, Series 2450, Class                                                          743
                                     SW, IF, IO*

                           21,978    1.60%, 3/25/32, Series 02-12, Class                                                         990
                                     SJ, IF, IO*

                              446    10.00%, 3/25/32, Series 02-13,                                                              482
                                     Class ST*

                            1,109    0.00%, 4/25/32, Series 02-21, Class                                                         925
                                     LO, PO

                           11,800    6.50%, 4/25/32, Series 02-59, Class                                                      12,257
                                     VB

                            5,133    6.50%, 4/25/32, Series 02-59, Class                                                       5,245
                                     VA

                            7,000    6.50%, 4/25/32, Series 02-21, Class                                                       7,274
                                     PE

                           14,000    6.50%, 5/25/32, Series 02-28, Class                                                      14,276
                                     PK

                            1,132    7.00%, 6/1/32, Pool #649734                                                               1,201

                            6,980    6.50%, 6/25/32, Series 02-37, Class                                                       7,300
                                     Z

                            3,223    7.00%, 8/1/32, Pool #649624                                                               3,436

                           10,000    6.50%, 11/25/32, Series 02-48,                                                           10,592
                                     Class GH

                            5,896    0.00%, 12/1/32, Series 329, Class 1,                                                      4,728
                                     PO

                            2,826    6.00%, 12/1/32, Pool #675555                                                              2,929

                            7,997    11.52%, 12/25/32, Series 02-77,                                                           8,229
                                     Class S, IF*

                              856    7.00%, 2/1/33, Pool #653815                                                                 909

                            1,143    6.00%, 3/1/33, Pool #688655                                                               1,185

                              901    6.00%, 3/1/33, Pool #674349                                                                 934

                            1,245    6.00%, 3/1/33, Pool #688625                                                               1,291

                            1,139    6.00%, 3/1/33, Pool #695584                                                               1,180

                            6,700    4.00%, 4/25/33, Series 03-22, Class                                                       5,579
                                     UD

                            1,950    4.00%, 5/25/33, Series 03-42, Class                                                       1,713
                                     GB

                            4,027    6.00%, 5/25/33, Series 03-34, Class                                                       4,153
                                     ED

                            5,063    6.00%, 5/25/33, Series 03-39, Class                                                         941
                                     IO, IO

                            4,667    6.00%, 5/25/33, Series 03-34, Class                                                       4,822
                                     AX

                           26,004    5.49%, 6/25/33, Series 04-4, Class                                                        2,261
                                     QI, IO, IF*

                            2,000    5.75%, 6/25/33, Series 03-47, Class                                                       1,998
                                     PE

                            2,080    9.63%, 7/25/33, Series 03-64, Class                                                       1,703
                                     SX, IF*

                            5,883    0.00%, 8/1/33, Series 340, Class 1,                                                       4,381
                                     PO

                            4,496    0.00%, 8/25/33, Series 03-132,                                                            3,640
                                     Class 0A, PO

                            6,582    5.27%, 8/25/33, Series 03-71, Class                                                       5,176

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                                     DS, IF*

                            1,872    7.26%, 8/25/33, Series 03-74, Class                                                       1,530
                                     SH, IF*

                            2,550    6.00%, 9/1/33, Pool #752786                                                               2,643

                            1,833    6.00%, 9/1/33, Pool #737825                                                               1,900

                            5,394    9.81%, 9/25/33, Series 03-91, Class                                                       5,404
                                     SD*

                           50,780    5.99%, 11/25/33, Series 03-116,                                                           4,240
                                     Class SB, IO*

                           13,966    5.50%, 12/1/33, Pool #725017                                                             14,186

                            1,604    5.50%, 1/1/34, Pool #759424                                                               1,629

                            3,000    5.50%, 1/25/34, Series 04-25, Class                                                       3,088
                                     PC

                            5,416    9.10%, 1/25/34, Series 03-130,                                                            5,599
                                     Class SX, IF*

                            2,000    5.50%, 2/25/34, Series 04-36, Class                                                       2,079
                                     PC

                           14,472    22.14%, 2/25/34, Series 04-10,                                                           18,998
                                     Class SC, IF*

                            1,445    5.50%, 3/1/34, Pool #767378                                                               1,466

                            7,120    6.65%, 3/25/34, Series 04-14, Class                                                       5,554
                                     CD, PO*

                            6,374    0.00%, 4/25/34, Series 04-21, Class                                                       3,984
                                     CO, PO

                            1,500    7.06%, 4/25/34, Series 04-58, Class                                                       1,479
                                     ST*

                           21,556    15.08%, 4/25/34, Series 04-25,                                                           24,061
                                     Class SA, IF*

                           15,242    15.08%, 5/25/34, Series 04-36,                                                           16,959
                                     Class SA, IF*

                            2,419    6.50%, 10/25/42, Series 03-W4,                                                            2,504
                                     Class 2A

                            5,000    4.75%, 12/25/42, Series 03-W8,                                                            5,058
                                     Class 1A3

                           14,302    6.50%, 12/25/42, Series 03-W1,                                                           15,124
                                     Class 1A1

                            4,805    7.50%, 12/25/42, Series 03-W1,                                                            5,199
                                     Class 2A

                           16,473    7.00%, 2/25/44, Series 04-W2, Class                                                      17,624
                                      2A2                                                                                  ---------
                                                                                                                           1,060,023
                                                                                                                           ---------
Freddie Mac  (21.5%):

                                1    1008.00%, 5/15/06, Series 1072,                                                               1
                                     Class A, HB*

                                0    1008.00%, 6/15/06, Series 1098,                                                               1
                                     Class M, HB*

                                1    981.87%, 6/15/07, Series 1298,                                                                4
                                     Class L, HB

                              252    7.00%, 1/15/08, Series 1473, Class                                                          256
                                     HA

                              186    7.38%, 2/15/08, Series 1465, Class                                                           12
                                     SA, IF, IO*

                              127    3.47%, 5/15/08, Series 1506, Class                                                          127
                                     F*

                            1,696    6.50%, 5/15/08, Series 1513, Class                                                        1,757
                                     N

                            5,000    6.50%, 5/15/08, Series 1512, Class                                                        5,241
                                     J

                              430    6.88%, 5/15/08, Series 1506, Class                                                           28
                                     SD, IF, IO*

                               26    16.90%, 5/15/08, Series 1506, Class                                                          29
                                     S, IF*

                              589    11.41%, 7/15/08, Series 1544, Class                                                         620
                                     J, IF*

                              694    0.00%, 8/15/08, Series 1561, Class                                                          674
                                     TA, PO

                              987    0.00%, 8/15/08, Series 1900, Class                                                          958

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                                     T, PO

                              558    3.13%, 8/15/08, Series 1575, Class                                                          567
                                     FB*

                              233    14.63%, 8/15/08, Series 1575, Class                                                         249
                                     SB, IF*

                              883    0.00%, 10/15/08, Series 1967, Class                                                         850
                                     PC, PO

                            1,138    6.00%, 11/15/08, Series 1807, Class                                                       1,175
                                     A

                              783    13.14%, 11/15/08, Series 1604,                                                              853
                                     Class SA, IF*

                            1,348    13.44%, 11/15/08, Series 1612,                                                            1,471
                                     Class SD, IF*

                            1,239    18.27%, 11/15/08, Series 1606,                                                            1,427
                                     Class SC, IF*

                              492    8.50%, 12/15/08, Series 1625, Class                                                         522
                                     SD, IF*

                              351    17.76%, 12/15/08, Series 2017,                                                              400
                                     Class SE, IF*

                              438    8.50%, 1/15/09, Series 1659, Class                                                          464
                                     SB, IF*

                               47    12.27%, 2/15/09, Series 1796, Class                                                          48
                                     S, IF*

                            2,381    13.20%, 2/15/09, Series 2412, Class                                                       2,582
                                     SE*

                              312    6.50%, 3/15/09, Series 1701, Class                                                          314
                                     B

                            1,039    10.10%, 3/15/09, Series 1698, Class                                                       1,139
                                     SC, IF*

                            1,255    6.50%, 5/1/09, Gold Pool #G11216                                                          1,326

                            2,161    6.00%, 9/15/09, Series 2097, Class                                                        2,249
                                     PV

                            2,373    5.50%, 5/15/10, Series 2521, Class                                                        2,480
                                     PU

                            1,599    7.50%, 9/1/10, Gold Pool #E62448                                                          1,699

                            1,222    7.50%, 4/1/11, Gold Pool #E65441                                                          1,300

                            2,250    5.75%, 1/15/12                                                                            2,459

                            2,611    6.00%, 10/15/12, Series 2391, Class                                                       2,748
                                     VQ

                            2,475    6.50%, 12/15/12, Series 2419, Class                                                       2,544
                                     VG

                            3,173    6.30%, 1/15/13, Series 2025, Class                                                        3,310
                                     PE

                            4,298    6.50%, 5/15/13, Series 2055, Class                                                        4,513
                                     OE

                            3,900    6.00%, 8/15/13, Series 2513, Class                                                        4,008
                                     VA

                            5,185    5.50%, 9/15/13, Series 2518, Class                                                        5,418
                                     PX

                            6,965    5.50%, 10/15/13, Series 2527, Class                                                       7,252
                                     VU

                              214    6.50%, 10/15/13, Series 1844, Class                                                         219
                                     E

                            1,800    6.50%, 10/15/13, Series 1596, Class                                                       1,897
                                     D

                              593    7.00%, 10/15/13, Series 1595, Class                                                         621
                                     D

                              206    18.23%, 10/15/13, Series 1607,                                                              251
                                     Class SA, IF*

                            5,741    6.00%, 12/15/13, Series 2102, Class                                                       6,010
                                     TU

                            7,008    6.00%, 12/15/13, Series 2102, Class                                                       7,381
                                     TC

                           23,739    6.00%, 1/15/14, Series 2115, Class                                                       24,842
                                     PE

                           11,733    6.00%, 2/15/14, Series 2594, Class                                                       12,300
                                     VP

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                            1,129    0.00%, 3/15/14, Series 2355, Class                                                        1,122
                                     BC, PO

                            5,418    6.00%, 3/15/14, Series 2594, Class                                                        5,690
                                     VA

                              629    6.50%, 3/15/14, Series 2135, Class                                                           94
                                     UK, IO

                              243    7.00%, 5/15/14, Series 2299, Class                                                          243
                                     G

                            3,000    7.00%, 5/15/14, Series 2335, Class                                                        3,157
                                     VH

                            4,552    6.00%, 7/15/14, Series 2405, Class                                                        4,581
                                     PC

                            1,298    7.50%, 10/1/14, Gold Pool #G11169                                                         1,382

                            3,400    5.50%, 12/15/14, Series 2374, Class                                                       3,499
                                     PV

                            3,465    5.00%, 2/15/15, Series 2638, Class                                                          146
                                     IA, IO

                              925    6.00%, 4/15/15, Series 2368, Class                                                          928
                                     TE

                            5,000    5.50%, 5/15/15, Series 2391, Class                                                        5,109
                                     QE

                              177    12.00%, 8/1/15, Pool #170269                                                                199

                            3,803    6.00%, 8/15/15, Series 2371, Class                                                        3,950
                                     VB

                            6,376    6.50%, 9/15/15, Series 2353, Class                                                        6,463
                                     PC

                            8,989    5.78%, 10/15/15, Series 2668, Class                                                       8,141
                                     SB*

                              887    7.50%, 11/1/15, Pool #E99747                                                                943

                              500    8.50%, 11/1/15, Gold Pool #E81720                                                           539

                              595    8.50%, 11/15/15, Series 2496, Class                                                         606
                                     LD

                            5,500    5.50%, 12/15/15, Series 2500, Class                                                       5,666
                                     GD

                            5,000    5.50%, 2/15/16, Series 2500, Class                                                        5,160
                                     TD

                           16,000    5.00%, 5/15/16, Series 2721, Class                                                        1,621
                                     PI, IO

                            5,464    5.50%, 6/15/16, Series 2498, Class                                                        5,659
                                     UD

                                1    7.50%, 7/1/16, Pool #274081                                                                   1

                            5,000    6.50%, 7/15/16, Series 2295, Class                                                        5,133
                                     VB

                            2,000    6.50%, 7/15/16, Series 2304, Class                                                        2,064
                                     VB

                              883    6.50%, 8/1/16, Pool #E85156                                                                 935

                            4,700    6.50%, 8/15/16, Series 2345, Class                                                        4,961
                                     PQ

                            2,116    5.73%, 9/15/16, Series 2672, Class                                                        1,872
                                     SJ, IF*

                            2,000    6.00%, 9/15/16, Series 2359, Class                                                        2,106
                                     PM

                            6,000    6.00%, 9/15/16, Series 2353, Class                                                        6,347
                                     TD

                           14,862    6.00%, 9/15/16, Series 2360, Class                                                       15,492
                                     PG

                            2,500    6.00%, 9/15/16, Series 2363, Class                                                        2,625
                                     PF

                            6,000    6.00%, 9/15/16, Series 2355, Class                                                        6,300
                                     BP

                            5,000    6.00%, 10/15/16, Series 2366, Class                                                       5,244
                                     MD

                            3,751    6.50%, 10/15/16, Series 2349, Class                                                       3,841
                                     NW

                           16,572    5.50%, 11/15/16, Series 2638, Class                                                       1,652
                                     SA, IF*

                            8,159    6.50%, 11/15/16, Series 2369, Class                                                       8,222

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                                     VB

                            4,080    4.50%, 12/15/16, Series 2643, Class                                                         499
                                     HI, IO

                           13,500    5.50%, 12/15/16, Series 2391, Class                                                      14,069
                                     QR

                            5,458    6.00%, 12/15/16, Series 2394, Class                                                       5,747
                                     MC

                            3,000    5.50%, 2/15/17, Series 2541, Class                                                        3,118
                                     GX

                            6,000    6.00%, 3/15/17, Series 2425, Class                                                        6,277
                                     OB

                              918    7.00%, 4/1/17, Gold Pool #E89332                                                            974

                            1,090    5.50%, 6/1/17, Gold Pool #E01173                                                          1,129

                            2,500    5.50%, 6/15/17, Series 2458, Class                                                        2,602
                                     QE

                            4,646    4.50%, 8/15/17, Series 2640, Class                                                          570
                                     UR, IO

                            4,000    6.50%, 8/15/17, Series 2342, Class                                                        4,086
                                     PW

                              963    6.50%, 11/1/17, Gold Pool #E01277                                                         1,020

                            1,081    6.50%, 12/1/17, Gold Pool #E01312                                                         1,145

                            6,000    5.50%, 12/15/17, Series 2537, Class                                                       6,241
                                     TE

                            3,000    6.50%, 12/15/17, Series 2357, Class                                                       3,077
                                     VX

                            1,328    6.00%, 4/1/18, Gold Pool #E01403                                                          1,393

                            7,000    6.50%, 4/15/18, Series 2461, Class                                                        7,311
                                     VB

                           17,444    4.00%, 5/15/18, Series 2643, Class                                                       17,635
                                     KG

                            4,000    4.50%, 5/15/18, Series 2617, Class                                                        3,847
                                     GR

                            3,000    4.50%, 5/15/18, Series 2611, Class                                                        2,885
                                     UH

                           12,207    4.34%, 6/15/18, Series 2637, Class                                                          952
                                     SA, IO, IF*

                            6,000    4.50%, 6/15/18, Series 2631, Class                                                        5,797
                                     LC

                            9,078    4.00%, 8/1/18, Gold Pool #E01424                                                          8,879

                            2,622    4.50%, 8/1/18, Gold Pool #E97838                                                          2,620

                           15,000    4.00%, 9/15/18, Series 2675, Class                                                       13,876
                                     CK

                            2,110    0.00%, 10/15/18, Series 2696, Class                                                       1,507
                                     CO, PO

                           17,301    6.00%, 1/15/19, Series 2367, Class                                                       17,546
                                     VD

                            2,426    7.00%, 1/25/19, Series 03-67, Class                                                       2,520
                                     VQ

                            1,006    6.50%, 3/15/19, Series 2134, Class                                                          183
                                     PI, IO

                            3,833    4.50%, 4/15/19, Series 2780, Class                                                        3,698
                                     JG

                            6,367    4.00%, 5/1/19, Gold Pool #E01647                                                          6,221

                              783    3.46%, 7/1/19, Pool #846489*                                                                806

                               68    12.00%, 7/1/19, Pool #555238                                                                 76

                            5,000    6.00%, 7/15/19, Series 2435, Class                                                        5,221
                                     VH

                              606    9.50%, 7/15/19, Series 11, Class D                                                          607

                              177    9.50%, 4/15/20, Series 22, Class C                                                          178

                              252    9.60%, 4/15/20, Series 23, Class F                                                          252

                            4,000    5.00%, 5/15/20, Series 2686, Class                                                        4,062
                                     GB

                                6    84.00%, 5/15/20, Series 41, Class I,                                                          6
                                     HB

                           13,993    6.50%, 6/15/20, Series 2362, Class                                                       14,190
                                     PD

                               46    10.00%, 6/15/20, Series 47, Class                                                            46

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                                     F

                            9,400    6.00%, 8/15/20, Series 2594, Class                                                       10,010
                                     VQ

                              127    9.00%, 10/15/20, Series 1807, Class                                                         135
                                     G

                            5,000    6.00%, 12/15/20, Series 2392, Class                                                       5,204
                                     PV

                               97    9.50%, 1/15/21, Series 99, Class Z                                                           97

                            1,454    5.50%, 2/15/21, Series 2683, Class                                                        1,521
                                     VA

                                0    1065.60%, 2/15/21, Series 1045,                                                               0
                                     Class G, HB*

                              119    9.00%, 4/15/21, Series 1065, Class                                                          129
                                     J

                              223    2.58%, 5/15/21, Series 1084, Class                                                          223
                                     F*

                               45    28.48%, 5/15/21, Series 1079, Class                                                          46
                                     S, IF*

                              156    37.91%, 5/15/21, Series 1084, Class                                                         162
                                     S, IF*

                              216    5.50%, 8/15/21, Series 1116, Class                                                          216
                                     I

                              160    8.50%, 9/15/21, Series 1144, Class                                                          160
                                     KB

                            6,293    5.00%, 10/15/21, Series 2619, Class                                                         970
                                     IM, IO

                           16,258    6.00%, 10/15/21, Series 2686, Class                                                       1,606
                                     NS, IO, IF*

                           41,890    6.05%, 10/15/21, Series 2611, Class                                                       4,815
                                     SH, IO, IF*

                                1    1180.80%, 11/15/21, Series 1172,                                                              2
                                     Class L, HB, IF*

                                9    1029.55%, 1/15/22, Series 1196,                                                              19
                                     Class B, HB, IF*

                            3,143    8.00%, 2/15/22, Series 1212, Class                                                        3,282
                                     IZ

                               57    9.00%, 4/1/22, Series 134, Class B,                                                           0
                                     IO

                              379    7.00%, 5/15/22, Series 1250, Class                                                          384
                                     J

                              537    7.50%, 8/15/22, Series 1343, Class                                                          557
                                     LB

                              426    8.00%, 8/15/22, Series 1343, Class                                                          443
                                     LA

                            1,140    2.78%, 9/15/22, Series 1370, Class                                                        1,161
                                     JA*

                           12,894    5.00%, 9/15/22, Series 2749, Class                                                        1,141
                                     PK, IO

                            3,000    5.50%, 10/15/22, Series 2512, Class                                                       3,077
                                     PG

                            2,500    6.00%, 10/15/22, Series 2323, Class                                                       2,598
                                     VO

                           10,372    6.50%, 11/1/22, Pool #G30234                                                             10,929

                            5,000    5.00%, 11/15/22, Series 2672, Class                                                       4,956
                                     ME

                            1,127    12.04%, 11/15/22, Series 1592,                                                            1,164
                                     Class KB, IF*

                            3,211    6.00%, 12/1/22, Pool #C90600                                                              3,345

                                5    2.28%, 12/15/22, Series 1483, Class                                                           5
                                     FB*

                              931    3.86%, 12/15/22, Series 1455, Class                                                         867
                                     WB, IF*

                            4,500    5.50%, 12/15/22, Series 2535, Class                                                       4,647
                                     BK

                            1,042    2.31%, 1/15/23, Series 1603, Class                                                        1,044
                                     IF*

                            3,198    5.00%, 1/15/23, Series 2702, Class                                                        3,205
                                     PC

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                            4,000    5.00%, 1/15/23, Series 2715, Class                                                        4,001
                                     OG

                               77    2.76%, 2/15/23, Series 1470, Class                                                           77
                                     F*

                            4,469    7.50%, 2/15/23, Series 1466, Class                                                        4,785
                                     PZ

                            3,550    7.00%, 3/25/23, Series 8, Class ZA                                                        3,795

                            5,385    2.78%, 4/15/23, Series 1498, Class                                                        5,478
                                     I, IF*

                              176    3.58%, 4/15/23, Series 1672, Class                                                          177
                                     FB*

                            4,437    7.00%, 4/15/23, Series 1502, Class                                                        4,707
                                     PX

                            6,785    5.00%, 5/15/23, Series 1798, Class                                                        6,893
                                     F

                              830    7.00%, 5/15/23, Series 1505, Class                                                          874
                                     Q

                            2,163    7.40%, 5/15/23, Series 1518, Class                                                        2,144
                                     G, IF*

                                3    1566.12%, 5/15/23, Series 204,                                                               27
                                     Class E, HB, IF*

                           40,638    4.95%, 6/15/23, Series 2626, Class                                                        3,406
                                     NS, IO, IF*

                            2,054    3.71%, 7/15/23, Series 1541, Class                                                        2,067
                                     O*

                            2,500    6.50%, 7/15/23, Series 1558, Class                                                        2,609
                                     D

                              754    20.34%, 7/15/23, Series 1541, Class                                                         936
                                     M, IF*

                            2,100    2.88%, 8/15/23, Series 1611, Class                                                        2,162
                                     JA*

                              189    3.32%, 8/15/23, Series 1570, Class                                                          191
                                     F*

                            2,000    16.31%, 8/15/23, Series 1611, Class                                                       2,185
                                     JB, IF*

                            7,500    6.50%, 9/15/23, Series 1608, Class                                                        8,000
                                     L

                            4,397    7.00%, 9/15/23, Series 1573, Class                                                        4,765
                                     PZ

                            2,500    27.60%, 9/15/23, Series 2571, Class                                                       3,444
                                     SK, IF*

                            2,623    7.00%, 9/25/23, Series 29, Class J                                                        2,710

                            3,819    6.25%, 10/15/23, Series 1591, Class                                                       3,997
                                     PV

                              882    9.89%, 10/15/23, Series 1689, Class                                                         946
                                     SD, IF*

                               70    17.47%, 10/15/23, Series 1602,                                                               73
                                     Class SA, IF*

                            5,000    6.00%, 11/15/23, Series 1642, Class                                                       5,228
                                     PJ

                              446    6.00%, 11/15/23, Series 1685, Class                                                         459
                                     Z

                            3,332    13.81%, 11/15/23, Series 1609,                                                            3,653
                                     Class LG, IF*

                            8,000    4.50%, 12/15/23, Series 2716, Class                                                       7,498
                                     UN, IO

                            4,000    5.00%, 12/15/23, Series 2720, Class                                                       3,998
                                     PC

                            3,900    6.50%, 12/15/23, Series 2283, Class                                                       4,234
                                     K

                            4,519    6.50%, 1/15/24, Series 2345, Class                                                        4,636
                                     PV

                            2,375    0.00%, 2/15/24, Series 1700, Class                                                        2,178
                                     GA, PO

                              722    0.00%, 2/15/24, Series 1865, Class                                                          640
                                     D, PO

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                              262    10.00%, 2/15/24, Series 1671, Class                                                         283
                                     QC, IF*

                               75    15.58%, 2/15/24, Series 1686, Class                                                          78
                                     SH, IF*

                              502    2.23%, 3/15/24, Series 1699, Class                                                          507
                                     FC*

                              250    3.38%, 3/15/24, Series 1709, Class                                                          249
                                     FA*

                            2,502    7.00%, 3/15/24, Series 1706, Class                                                        2,694
                                     K

                            1,000    7.00%, 3/15/24, Series 1695, Class                                                        1,075
                                     EB

                            1,343    23.28%, 3/15/24, Series 2033, Class                                                         450
                                     SN, IF, IO*

                           12,867    0.60%, 4/25/24, Series 55, Class Gl,                                                        115
                                     IF, IO*

                            1,185    0.00%, 5/15/24, Series 2306, Class                                                        1,052
                                     K, PO

                            2,798    6.37%, 5/15/24, Series 2306, Class                                                          436
                                     SE, IF, IO*

                              864    7.50%, 8/15/24, Series 1745, Class                                                          893
                                     D

                            9,889    16.80%, 2/15/25, Series 2656, Class                                                      10,929
                                     SH, IF*

                            1,751    6.50%, 3/15/26, Series 1829, Class                                                        1,842
                                     ZB

                            1,698    6.50%, 7/15/26, Series 1863, Class                                                        1,778
                                     Z

                            1,212    7.50%, 9/15/26, Series 1890, Class                                                        1,305
                                     H

                            2,980    8.00%, 9/15/26, Series 1899, Class                                                        3,180
                                     ZE

                            2,775    7.50%, 1/15/27, Series 1963, Class                                                        2,921
                                     Z

                              197    2.33%, 2/15/27, Series 1935, Class                                                          200
                                     FL*

                            3,792    6.00%, 5/15/27, Series 1981, Class                                                        3,924
                                     Z

                              702    6.50%, 7/15/27, Series 2137, Class                                                          703
                                     TG

                              445    7.25%, 7/15/27, Series 1970, Class                                                          457
                                     PG

                            2,128    7.50%, 9/15/27, Series 1987, Class                                                        2,237
                                     PE

                              441    6.50%, 10/15/27, Series 2136, Class                                                         445
                                     PQ

                            3,463    6.50%, 12/15/27, Series 2019, Class                                                       3,633
                                     Z

                            1,940    6.00%, 2/15/28, Series 2143, Class                                                        1,987
                                     CD

                            4,900    6.00%, 2/15/28, Series 2130, Class                                                        5,023
                                     QR

                            2,586    14.95%, 2/15/28, Series 2189, Class                                                       2,871
                                     SA, IF*

                            3,832    7.00%, 3/15/28, Series 2038, Class                                                          628
                                     PN, IO

                            2,750    7.50%, 3/15/28, Series 2040, Class                                                        2,966
                                     PE

                            5,511    7.50%, 5/15/28, Series 2054, Class                                                        5,861
                                     PV

                            4,750    6.25%, 8/15/28, Series 2075, Class                                                        5,001
                                     PM

                           12,609    6.50%, 8/15/28, Series 2075, Class                                                       13,190
                                     PH

                            6,000    6.00%, 9/15/28, Series 2086, Class                                                        6,255
                                     GB

                            4,997    6.50%, 10/15/28, Series 2362, Class                                                       5,055

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                                     PJ

                            4,768    7.00%, 10/15/28, Series 2089, Class                                                         841
                                     PJ, IO

                           10,205    6.00%, 11/15/28, Series 2095, Class                                                      10,705
                                     PE

                            4,190    6.00%, 2/15/29, Series 2125, Class                                                        4,346
                                     JZ

                            1,304    23.40%, 3/15/29, Series 2132, Class                                                       1,607
                                     SB, IF*

                              693    7.00%, 4/15/29, Series 2141, Class                                                          128
                                     IO, IO

                            4,000    7.00%, 6/15/29, Series 2169, Class                                                        4,368
                                     TB

                            1,669    7.50%, 6/15/29, Series 2163, Class                                                          253
                                     PC, IO

                            2,500    7.00%, 7/15/29, Series 2172, Class                                                        2,734
                                     QC

                            3,130    7.00%, 8/15/29, Series 2176, Class                                                        3,311
                                     OJ

                            5,721    6.00%, 11/15/29, Series 2460, Class                                                       5,944
                                     VZ

                            4,318    8.00%, 11/15/29, Series 2201, Class                                                       4,613
                                     C

                            3,000    8.00%, 1/15/30, Series 2209, Class                                                        3,269
                                     TC

                            4,501    8.00%, 1/15/30, Series 2210, Class                                                        4,786
                                     Z

                            1,333    8.00%, 3/15/30, Series 2224, Class                                                        1,409
                                     CB

                               46    20.48%, 3/15/30, Series 2534, Class                                                          47
                                     SN, IF*

                              844    3.55%, 4/1/30, Pool #846812*                                                                880

                            4,162    8.00%, 4/15/30, Series 2230, Class                                                        4,432
                                     Z

                            6,000    6.00%, 5/15/30, Series 2565, Class                                                        6,144
                                     MB

                            3,042    7.50%, 5/15/30, Series 2234, Class                                                        3,246
                                     PZ

                            3,036    7.50%, 8/15/30, Series 2247, Class                                                        3,124
                                     Z

                            3,000    7.25%, 9/15/30, Series 2256, Class                                                        3,162
                                     MC

                            6,572    7.00%, 10/15/30, Series 2259, Class                                                       6,899
                                     ZM

                              515    7.50%, 10/15/30, Series 2261, Class                                                         536
                                     ZY

                            1,102    7.50%, 10/15/30, Series 2262, Class                                                       1,143
                                     Z

                            8,504    7.25%, 12/15/30, Series 2271, Class                                                       8,886
                                     PC

                            2,000    5.50%, 1/15/31, Series 2744, Class                                                        2,117
                                     PC

                            1,208    6.50%, 2/15/31, Series 2382, Class                                                           95
                                     TL, IO

                            5,000    7.00%, 3/15/31, Series 2296, Class                                                        5,251
                                     PD

                            4,648    6.50%, 4/15/31, Series 2317, Class                                                        4,753
                                     VG

                            4,640    6.50%, 5/15/31, Series 2313, Class                                                        4,860
                                     LA

                            5,300    7.00%, 6/15/31, Series 2325, Class                                                        5,740
                                     PM

                            2,698    8.50%, 6/15/31, Series 2359, Class                                                        3,198
                                     ZB

                            5,184    6.50%, 8/15/31, Series 2345, Class                                                        5,393
                                     NE

                            4,885    6.50%, 8/15/31, Series 2344, Class                                                        5,091

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                                     ZJ

                           25,646    6.50%, 8/15/31, Series 2344, Class                                                       26,812
                                     ZD

                            3,000    6.50%, 8/15/31, Series 2454, Class                                                        3,116
                                     BG

                            1,710    6.50%, 8/15/31, Series 2351, Class                                                        1,844
                                     PZ

                            2,210    8.50%, 9/15/31, Series 2519, Class                                                        2,397
                                     BT

                            4,200    6.50%, 10/15/31, Series 2367, Class                                                       4,476
                                     ME

                            2,200    5.00%, 1/15/32, Series 2640, Class                                                          746
                                     UG, IO

                            5,000    6.50%, 1/15/32, Series 2399, Class                                                        5,255
                                     OH

                            8,000    6.50%, 1/15/32, Series 2399, Class                                                        8,399
                                     TH

                            9,500    0.00%, 2/15/32, Series 2513, Class                                                        8,062
                                     YO, PO

                            1,775    5.00%, 2/15/32, Series 2672, Class                                                        1,764
                                     WD

                            4,000    6.38%, 2/15/32, Series 2410, Class                                                        4,193
                                     OE

                           10,000    6.50%, 2/15/32, Series 2410, Class                                                       10,558
                                     NG

                            9,410    6.50%, 2/15/32, Series 2420, Class                                                        9,881
                                     XK

                            4,979    7.05%, 2/15/32, Series 2410, Class                                                          503
                                     QX, IF, IO*

                            3,625    12.90%, 2/15/32, Series 2412, Class                                                       3,731
                                     SP, IF*

                            7,250    15.34%, 2/15/32, Series 2410, Class                                                       8,122
                                     QS, IF*

                            9,540    6.35%, 3/15/32, Series 2444, Class                                                          756
                                     ES, IF, IO*

                            6,000    6.50%, 3/15/32, Series 2430, Class                                                        6,324
                                     WF

                            7,500    7.00%, 3/15/32, Series 2423, Class                                                        7,900
                                     MC

                           10,000    7.00%, 3/15/32, Series 2423, Class                                                       10,490
                                     MT

                            1,500    6.50%, 4/15/32, Series 2435, Class                                                        1,585
                                     CJ

                            5,100    6.50%, 4/15/32, Series 2466, Class                                                        5,337
                                     PG

                            8,600    7.00%, 4/15/32, Series 2436, Class                                                        9,202
                                     MC

                            7,000    7.00%, 4/15/32, Series 2434, Class                                                        7,436
                                     TC

                            8,618    5.50%, 5/15/32, Series 2744, Class                                                        8,772
                                     TU

                           10,064    6.50%, 5/15/32, Series 2455, Class                                                       10,247
                                     GK

                            5,150    7.00%, 5/15/32, Series 2450, Class                                                        5,363
                                     GZ

                            7,000    6.50%, 6/15/32, Series 2462, Class                                                        7,380
                                     JG

                            2,500    6.50%, 6/15/32, Series 2466, Class                                                        2,642
                                     PH

                              663    7.00%, 7/1/32, Pool #C68485                                                                 704

                            4,143    6.50%, 7/15/32, Series 2484, Class                                                        4,350
                                     LZ

                            5,000    6.50%, 7/15/32, Series 2474, Class                                                        5,255
                                     NR

                            7,862    7.50%, 7/25/32, Series T-41, Class                                                        8,547
                                     3A

                            1,575    7.00%, 8/1/32, Gold Pool #G01448                                                          1,672

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                            6,000    6.00%, 9/15/32, Series 2500, Class                                                        6,207
                                     MC

                              182    11.46%, 11/15/32, Series 2527,                                                              183
                                     Class QS, IF*

                            5,000    6.00%, 12/15/32, Series 2543, Class                                                       5,161
                                     YX

                            6,500    6.00%, 12/15/32, Series 2544, Class                                                       6,713
                                     HC

                            6,720    6.00%, 1/15/33, Series 2552, Class                                                        6,944
                                     ME

                           40,647    5.40%, 2/15/33, Series 2599, Class                                                        3,987
                                     DS, IF, IO*

                           28,336    5.95%, 2/15/33, Series 2597, Class                                                        2,507
                                     DS, IF, IO*

                           10,000    6.00%, 2/15/33, Series 2575, Class                                                       10,315
                                     ME

                            3,400    6.00%, 2/15/33, Series 2567, Class                                                        3,508
                                     QD

                           45,232    5.50%, 3/15/33, Series 2610, Class                                                        4,580
                                     DS, IF, IO*

                            3,663    6.00%, 3/15/33, Series 2596, Class                                                        3,782
                                     QG

                           12,316    6.50%, 3/15/33, Series 2586, Class                                                        2,332
                                     WI, IO

                            3,062    5.00%, 6/15/33, Series 2624, Class                                                          653
                                     IU, IO

                            1,511    9.63%, 6/15/33, Series 2631, Class                                                        1,389
                                     BS, IF*

                            2,765    0.00%, 8/15/33, Series 2663, Class                                                        1,962
                                     EO, PO

                            2,000    0.00%, 9/15/33, Series 2733, Class                                                        1,904
                                     GF, IF*

                            8,114    5.50%, 10/1/33, Gold Pool #A13625                                                         8,245

                            8,000    0.00%, 10/15/33, Series 2684, Class                                                       4,450
                                     TO, PO

                            8,245    6.53%, 10/15/33, Series 2682, Class                                                       5,965
                                     YS, IF*

                            6,034    6.60%, 10/15/33, Series 2691, Class                                                       4,454
                                     WS, IF*

                            7,659    6.11%, 11/15/33, Series 2705, Class                                                       5,744
                                     SD, IF*

                            4,055    6.60%, 11/15/33, Series 2705, Class                                                       2,981
                                     SC, IF*

                            1,973    6.00%, 12/1/33, Pool #A16107                                                              2,042

                            2,218    0.00%, 12/15/33, Series 2771, Class                                                       1,945
                                     FG*

                            3,984    6.00%, 1/1/34, Gold Pool #A17537                                                          4,121

                            1,600    0.00%, 1/15/34, Series 2727, Class                                                        1,053
                                     PO, PO

                           20,500    6.68%, 1/15/34, Series 2727, Class                                                       13,500
                                     BS, IF*

                            6,500    8.80%, 1/15/34, Series 2739, Class                                                        5,667
                                     S, IF*

                            3,592    0.00%, 2/15/34, Series 2744, Class                                                        3,180
                                     FE, IF*

                            4,526    5.50%, 2/15/34, Series 3744, Class                                                        4,717
                                     PE

                            4,200    8.80%, 2/15/34, Series 2753, Class                                                        3,437
                                     S, IF*

                            4,700    0.00%, 3/15/34, Series 2769, Class                                                        3,281
                                     PO, PO

                            6,000    0.00%, 8/15/34, Series 2846, Class                                                        4,367
                                     PO, PO

                            1,100    0.00%, 8/15/34, Series 2841, Class                                                          782
                                     GO, PO

                            4,987    7.50%, 8/25/42, Series T-51, Class                                                        5,353
                                     2A

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                                     24,444    6.50%, 2/25/43, Series T-54, Class                                             25,856
                                               2A

                                      8,388    7.00%, 2/25/43, Series T-54, Class                                              9,009
                                               3A

                                      3,042    0.00%, 9/25/43, Series T-58, Class                                              2,687
                                               A, PO                                                                       ---------
                                                                                                                           1,194,568
                                                                                                                           ---------
Government National Mortgage Assoc. (7.8%):

                                         60    8.50%, 7/15/08, Pool #023594                                                       64

                                      6,706    6.00%, 3/20/12, Series 02-70, Class                                             7,074
                                               AV

                                     17,092    6.00%, 3/20/13, Series 02-67, Class                                            17,704
                                               VA

                                        211    7.00%, 8/16/13, Series 96-22, Class                                               211
                                               VB

                                      3,060    6.00%, 11/20/13, Series 02-79,                                                  3,203
                                               Class KV

                                      3,530    5.50%, 12/20/13, Series 03-4, Class                                             3,679
                                               NY

                                      2,658    6.00%, 12/20/14, Series 02-71,                                                  2,801
                                               Class VJ

                                      4,781    8.00%, 1/15/16, Pool #781570                                                    5,134

                                         39    9.00%, 12/15/16, Pool #190923                                                      44

                                      1,347    6.50%, 6/15/17, Pool #589297                                                    1,434

                                      2,663    6.50%, 7/20/17, Series 01-60, Class                                             2,785
                                               VP

                                      8,000    6.50%, 9/20/17, Series 02-47, Class                                             8,298
                                               VB

                                        591    6.50%, 12/15/17, Pool #603460                                                     629

                                      5,542    6.00%, 12/20/17, Series 02-88,                                                  5,790
                                               Class VA

                                      6,000    6.50%, 4/20/18, Series 02-41, Class                                             6,223
                                               VB

                                     11,000    6.50%, 7/20/19, Series 02-36, Class                                            11,441
                                               VB

                                      1,541    6.50%, 7/20/22, Series 02-40, Class                                             1,545
                                               VD

                                        229    8.00%, 9/15/22, Pool #297628                                                      252

                                         90    7.50%, 11/15/22, Pool #313110                                                      98

                                        318    11.05%, 12/16/22, Series 00-30,                                                   358
                                               Class ST, IF*

                                         17    7.50%, 3/15/23, Pool #345288                                                       18

                                      8,422    7.49%, 7/16/24, Series 94-3, Class                                              9,075
                                               PQ

                                      5,971    7.99%, 7/16/24, Series 94-4, Class                                              6,427
                                               KQ

                                     12,000    6.50%, 10/16/24, Series 94-7, Class                                            12,864
                                               PQ

                                        562    8.50%, 5/20/25, Pool #2006                                                        617

                                      3,922    7.50%, 9/17/25, Series 98-26, Class                                             4,198
                                               K

                                         64    8.00%, 12/20/25, Pool #2141                                                        70

                                      2,243    7.50%, 6/16/26, Series 00-9, Class                                              2,370
                                               PB

                                        223    8.00%, 6/20/26, Pool #2234                                                        243

                                      4,527    7.50%, 8/16/26, Series 96-16, Class                                             4,807
                                               E

                                        128    8.00%, 8/20/26, Pool #2270                                                        140

                                        152    8.00%, 9/20/26, Pool #2285                                                        166

                                        189    8.00%, 11/20/26, Pool #2324                                                       206

                                      8,051    7.50%, 5/16/27, Series 97-8, Class                                              8,549
                                               PN

                                      1,928    7.50%, 7/20/27, Series 97-11, Class                                             2,040
                                               D

                                        292    8.00%, 10/20/27, Pool #2499                                                       318

                                        289    8.00%, 11/20/27, Pool #2512                                                       314

                                        138    8.00%, 12/20/27, Pool #2525                                                       150

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                              453    7.50%, 2/20/28, Pool #2549                                                                  486

                              977    6.50%, 3/15/28, Pool #554108                                                              1,034

                               32    8.00%, 5/15/28, Pool #456883                                                                 35

                               21    8.00%, 5/15/28, Pool #476291                                                                 23

                              104    8.00%, 5/15/28, Pool #460372                                                                114

                              106    7.50%, 7/15/28, Pool #481872                                                                114

                               60    8.00%, 7/15/28, Pool #468066                                                                 66

                              108    8.00%, 8/15/28, Pool #468149                                                                118

                              390    7.50%, 9/15/28, Pool #486537                                                                420

                              863    7.50%, 9/20/28, Pool #2646                                                                  927

                              123    8.00%, 9/20/28, Pool #2647                                                                  133

                              527    6.50%, 10/15/28, Pool #486631                                                               558

                           11,090    5.50%, 11/20/28, Series 02-88,                                                              816
                                     Class LI, IO

                            2,200    6.50%, 1/16/29, Series 99-15, Class                                                       2,311
                                     E

                            3,250    5.00%, 2/20/29, Series 03-98, Class                                                       3,332
                                     PC

                           18,856    6.00%, 2/20/29, Series 99-4, Class                                                       19,777
                                     ZB

                            8,478    6.50%, 4/20/29, Series 99-10, Class                                                       8,872
                                     ZC

                            5,262    7.00%, 8/16/29, Series 99-30, Class                                                         543
                                     S, IF, IO*

                              240    9.20%, 9/16/29, Series 99-33, Class                                                         257
                                     SM

                            7,292    8.00%, 11/16/29, Series 99-41,                                                            7,898
                                     Class Z

                            4,971    7.50%, 11/20/29, Series 99-40,                                                            5,366
                                     Class ZW

                            8,075    8.50%, 12/16/29, Series 99-44,                                                            9,153
                                     Class ZC

                            2,383    7.50%, 12/20/29, Series 99-44,                                                            2,514
                                     Class PC

                            7,283    8.00%, 12/20/29, Series 99-44,                                                            7,765
                                     Class ZG

                            4,265    6.55%, 1/19/30, Series 01-4, Class                                                          273
                                     SJ, IF, IO*

                            3,000    7.00%, 2/16/30, Series 00-14, Class                                                       3,217
                                     PD

                            1,878    7.50%, 2/16/30, Series 00-16, Class                                                       1,997
                                     ZN

                            8,846    8.50%, 2/16/30, Series 00-9, Class                                                       10,142
                                     ZJ

                            2,930    31.25%, 2/16/30, Series 00-12,                                                            4,328
                                     Class ST, IF*

                            5,963    7.50%, 2/20/30, Series 00-6, Class                                                        6,377
                                     Z

                           11,887    9.00%, 3/16/30, Series 00-21, Class                                                      13,884
                                     Z

                           39,028    5.90%, 4/16/30, Series 02-31, Class                                                       3,847
                                     SE, IO, IF*

                            2,895    8.00%, 6/20/30, Series 00-9, Class                                                        3,094
                                     Z

                            2,218    7.75%, 9/20/30, Series 00-26, Class                                                       2,318
                                     Z

                            1,319    8.50%, 9/20/30, Series 00-26, Class                                                       1,447
                                     TZ

                              103    9.00%, 10/15/30, Pool #479674                                                               115

                            2,316    6.93%, 10/20/30, Series 00, Class                                                           155
                                     34, IF, IO*

                            2,584    9.00%, 10/20/30, Series 00-31,                                                            2,931
                                     Class Z

                              589    9.00%, 11/16/30, Series 00-36,                                                              113
                                     Class IK, IO

                            3,505    9.00%, 11/20/30, Series 00-35,                                                            3,779
                                     Class ZA

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                            1,430    7.15%, 12/20/30, Series 00-38,                                                            1,490
                                     Class AH

                            2,570    8.00%, 12/20/30, Series 00-37,                                                            2,752
                                     Class B

                            6,035    6.95%, 3/16/31, Series 01-06, Class                                                         444
                                     SD, IF, IO*

                            7,488    6.50%, 3/20/31, Series 01-8, Class                                                        7,787
                                     Z

                            5,500    6.50%, 3/20/31, Series 01-7, Class                                                        5,741
                                     PK

                            1,126    25.57%, 4/20/31, Series 02-51,                                                            1,378
                                     Class SG, IF*

                              352    16.13%, 7/20/31, Series 01-32,                                                              380
                                     Class WA, IF*

                            3,827    6.45%, 8/16/31, Series 01-36, Class                                                         259
                                     S, IO, IF*

                            5,555    6.65%, 8/16/31, Series 01-35, Class                                                         399
                                     SA, IO, IF*

                           16,440    5.40%, 9/17/31, Series 03-95, Class                                                         827
                                     SC, IO, IF*

                           22,390    5.60%, 9/20/31, Series 03-76, Class                                                       1,806
                                     LS*

                              676    7.50%, 11/15/31, Pool #553979                                                               729

                            5,000    6.50%, 12/20/31, Series 01-64,                                                            5,240
                                     Class MQ

                            5,485    5.79%, 1/16/32, Series 02-3, Class                                                          343
                                     SP, IF, IO*

                           12,817    5.50%, 1/20/32, Series 03-4, Class                                                        1,968
                                     NI, IO

                            5,000    6.50%, 1/20/32, Series 02-7, Class                                                        5,210
                                     PG

                            2,795    7.00%, 1/20/32, Series 02-80, Class                                                       2,984
                                     EB

                           18,159    6.35%, 4/16/32, Series 02-24, Class                                                       1,834
                                     AG, IO, IF*

                            1,788    9.53%, 4/16/32, Series 02-24, Class                                                       1,681
                                     SB, IF*

                              623    9.00%, 6/16/32, Series 02-41, Class                                                         665
                                     SV, IF*

                            5,200    6.50%, 6/20/32, Series 02-40, Class                                                       5,466
                                     UK

                           25,000    6.50%, 6/20/32, Series 02-45, Class                                                      26,153
                                     QE

                            1,400    6.50%, 7/15/32, Pool #591882                                                              1,479

                            7,100    6.50%, 7/16/32, Series 02-47, Class                                                       7,692
                                     PG

                            8,266    6.50%, 7/20/32, Series 02-52, Class                                                       8,625
                                     GH

                           15,166    6.50%, 7/20/32, Series 02-47, Class                                                      16,048
                                     ZA

                           31,714    6.10%, 8/20/32, Series 02-70, Class                                                       2,587
                                     PS, IF, IO*

                            5,000    6.50%, 8/20/32, Series 02-54, Class                                                       5,210
                                     GB

                            2,519    6.00%, 11/20/32, Series 02-75,                                                            2,579
                                     Class PB

                            5,707    6.50%, 1/20/33, Series 03-58, Class                                                       6,166
                                     BE

                            2,382    6.50%, 2/15/33, Pool #607645                                                              2,517

                            1,139    7.00%, 2/15/33, Pool #607724                                                              1,214

                           20,106    6.10%, 2/16/33, Series 03-11, Class                                                       2,000
                                     SK, IO, IF*

                           11,463    6.10%, 2/20/33, Series 03-12, Class                                                         872
                                     SP, IO, IF*

                            2,215    0.00%, 3/16/33, Series 03-24, Class                                                       1,934
                                     PO, PO

                            3,700    6.50%, 3/20/33, Series 03-46, Class                                                       3,996

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                                                    TC

                                           3,500    6.50%, 3/20/33, Series 03-40, Class                                        3,720
                                                    TJ

                                           3,500    7.50%, 3/20/33, Series 03-40, Class                                        3,984
                                                    TC

                                           1,494    6.50%, 4/15/33, Pool #604209                                               1,578

                                           2,000    6.50%, 5/20/33, Series 03-46, Class                                        2,171
                                                    MG

                                           3,376    7.00%, 6/15/33, Pool #781614                                               3,638

                                           4,794    0.00%, 6/16/33, Series 03-52, Class                                        3,699
                                                    AP, PO

                                           2,267    0.00%, 8/20/33, Series 03-66, Class                                        1,499
                                                    EO, PO

                                           1,020    0.00%, 10/20/33, Series 03-86,                                               686
                                                    Class CO, PO

                                           2,847    0.00%, 10/20/33, Series 03-90,                                             2,506
                                                    Class PO, PO

                                          34,587    4.95%, 12/16/33, Series 03-112,                                            2,090
                                                    Class SA, IO*

                                          54,414    3.90%, 2/20/34, Series 04-11, Class                                        2,962
                                                    SW, IO*

                                           4,942    15.26%, 4/16/34, Series 04-28,                                             5,676
                                                    Class S, IF*                                                           ---------
                                                                                                                             434,652
                                                                                                                           ---------
TOTAL U.S. GOVERNMENT AGENCY MORTGAGES                                                                                     2,689,243
                                                                                                                           ---------

U.S. GOVERNMENT AGENCY SECURITIES 0.8%):
Fannie Mae  (0.6%):

                                          10,500    7.25%, 1/15/10 (d)                                                        12,189
                                           8,610    6.25%, 2/1/11 (d)                                                          9,519
                                           4,000    5.50%, 3/15/11 (d)                                                         4,312
                                           3,175    6.13%, 3/15/12 (d)                                                         3,543
                                                                                                                           ---------
                                                                                                                              29,563
                                                                                                                           ---------
Freddie Mac  (0.2%):

                                           2,000    6.63%, 9/15/09 (d)                                                         2,258
                                          10,000    6.88%, 9/15/10 (d)                                                        11,519
                                                                                                                           ---------
                                                                                                                              13,777
                                                                                                                           ---------
Other U.S. Agencies  (0.0%):
                                             840    Federal Housing Administration,                                              844
                                                    Merrill Lynch Project, 7.43%, 8/1/20
                                           1,715    Federal Housing Administration,                                            1,724
                                                    Project #07335307, 7.43%, 1/1/22                                       ---------
                                                                                                                               2,568
                                                                                                                           ---------
TOTAL U.S. GOVERNMENT AGENCY SECURITIES                                                                                       45,908
                                                                                                                           ---------

U.S. TREASURY OBLIGATIONS  (23.5%):
U.S. Treasury Bonds  (10.1%):

                                           2,000    10.75%, 8/15/05 (d)                                                        2,148
                                           5,000    6.50%, 10/15/06 (d)                                                        5,385
                                          24,100    6.00%, 8/15/09 (d)                                                        26,949
                                           6,925    11.75%, 2/15/10 (d)                                                        7,173
                                         130,080    12.75%, 11/15/10 (d)                                                     145,024
                                          80,445    10.38%, 11/15/12 (d)                                                      98,005
                                         112,925    12.00%, 8/15/13 (d)                                                      149,135
                                           1,000    13.25%, 5/15/14                                                            1,422
                                          22,400    12.50%, 8/15/14 (d)                                                       31,476
                                          26,285    11.75%, 11/15/14 (d)                                                      36,410
                                           3,900    9.88%, 11/15/15 (d)                                                        5,818
                                           1,300    9.25%, 2/15/16 (d)                                                         1,872
                                           7,395    7.50%, 11/15/16 (d)                                                        9,506
                                           8,695    8.75%, 5/15/17 (d)                                                        12,270
                                           8,550    8.75%, 8/15/20 (d)                                                        12,397
                                          11,100    7.88%, 2/15/21 (d)                                                        15,024
                                           3,000    7.63%, 2/15/25 (d)                                                         4,055
                                                                                                                           ---------
                                                                                                                             564,069
                                                                                                                           ---------

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

U.S. Treasury Inflation Protected Bonds  (1.4%):

                                           5,000    3.88%, 1/15/09 (d)                                                         6,502
                                          32,775    4.25%, 1/15/10 (d)                                                        42,833
                                          18,050    3.63%, 4/15/28 (d)                                                        26,826
                                                                                                                           ---------
                                                                                                                              76,161
                                                                                                                           ---------
U.S. Treasury Notes  (1.7%):

                                           1,000    6.88%, 5/15/06 (d)                                                         1,070
                                           1,925    3.50%, 11/15/06 (d)                                                        1,959
                                           5,500    6.13%, 8/15/07 (d)                                                         5,995
                                           1,500    5.63%, 5/15/08 (d)                                                         1,632
                                           1,000    3.13%, 9/15/08 (d)                                                         1,000
                                             700    10.38%, 11/15/09 (d)                                                         707
                                          72,100    6.50%, 2/15/10 (d)                                                        82,752
                                           1,000    5.75%, 8/15/10 (d)                                                         1,115
                                             600    8.88%, 2/15/19 (d)                                                           867
                                                                                                                           ---------
                                                                                                                              97,097
                                                                                                                           ---------
U.S. Treasury STRIPS  (10.3%):

                                          14,850    11/15/09 (d)                                                              12,348
                                          13,500    11/15/12 (d)                                                               9,655
                                          36,200    11/15/14 (d)                                                              23,163
                                          14,455    11/15/15 (d)                                                               8,774
                                          64,275    11/15/15 (d)                                                              38,843
                                           7,000    11/15/16 (d)                                                               3,972
                                          27,100    2/15/10 (d)                                                               22,361
                                          19,700    2/15/11 (d)                                                               15,469
                                          64,025    2/15/13 (d)                                                               45,208
                                          16,700    2/15/14 (d)                                                               11,157
                                         113,485    2/15/16 (d)                                                               67,507
                                          22,700    2/15/17 (d)                                                               12,684
                                          29,590    2/15/19 (d)                                                               14,571
                                           1,800    2/15/22 (d)                                                                  740
                                          14,050    2/15/23 (d)                                                                5,442
                                           5,500    5/15/07 (d)                                                                5,112
                                          18,800    5/15/08 (d)                                                               16,806
                                           3,865    5/15/09                                                                    3,307
                                          19,000    5/15/10 (d)                                                               15,495
                                          47,348    5/15/11 (d)                                                               36,710
                                          71,630    5/15/12 (d)                                                               52,689
                                          15,050    5/15/14 (d)                                                                9,919
                                          43,395    5/15/15 (d)                                                               27,049
                                          20,600    5/15/16 (d)                                                               12,060
                                          81,695    5/15/18 (d)                                                               42,192
                                          14,250    8/15/13                                                                    9,795
                                          38,860    8/15/14 (d)                                                               25,263
                                          36,055    8/15/15 (d)                                                               22,131
                                           4,700    8/15/16 (d)                                                                2,711
                                                                                                                           ---------
                                                                                                                             573,133
                                                                                                                           ---------
TOTAL U.S. TREASURY OBLIGATIONS                                                                                            1,310,460
                                                                                                                           ---------

MUNICIPAL BONDS  (0.1%):

Illinois  (0.1%):

                                           6,000    State Pension, GO, 5.10%, 6/1/33                                           5,715
                                                                                                                           ---------
TOTAL MUNICIPAL BONDS                                                                                                          5,715
                                                                                                                           ---------
INVESTMENT COMPANIES  (4.0%):

                                         223,319    One Group Prime Money Market                                             223,319
                                                    Fund, Class I (c)                                                      ---------
TOTAL INVESTMENT COMPANIES                                                                                                   223,319
                                                                                                                           ---------
REPURCHASE AGREEMENT  (0.0%):

Bank holding companies  (0.0%):

                                             818    State Street Bank and Trust, 1.00%,                                          818
                                                    10/1/04 (Proceeds at maturity $818,                                    ---------
                                                    collateralized by various U.S.

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                                                    Government securities)
TOTAL REPURCHASE AGREEMENT                                                                                                       818
                                                                                                                         -----------
SHORT-TERM SECURITIES HELD AS COLLATERAL FOR
SECURITIES LENDING  (21.5%):

                                       1,201,703    Pool of various securities for One                                     1,201,703
                                                    Group Bond Funds #                                                   -----------

TOTAL SHORT-TERM SECURITIES HELD AS COLLATERAL
FOR SECURITIES LENDING                                                                                                     1,201,703
                                                                                                                         -----------

TOTAL (COST $6,628,665) (a)                                                                                              $ 6,777,582
                                                                                                                         ===========

------------

Percentages indicated are based on net assets of $5,581,821.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

Unrealized                                                                  $  202,195
appreciation.........................................................
Unrealized                                                                     (53,278)
depreciation.........................................................
                                                                            ----------
Net unrealized appreciation (depreciation)...........................       $  148,917
                                                                            ==========

      Aggregate cost for federal income tax purposes differs from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities have been determined to be liquid under procedures established by the Board of Trustees.

(c) Investment in affiliate.

(d) Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.

Amounts shown as 0 are either 0, or rounded to less than 1,000.

* The interest rate for this variable rate note, which will change periodically, is based upon prime rates or an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect as of September 30, 2004.

# The cash collateral received by the Fund was pooled and at September 30, 2004 was invested in Commercial Paper (with interest rates ranging from 1.61% to 1.96% and maturity dates ranging from October 2004 through July 2005), Repurchase Agreements (with interest rates ranging from 1.82% to 2.06% and maturity dates of October 1, 2004), and Master Notes (with interest rates ranging from 1.68% to 2.30% and maturity dates ranging from October 2004 to July
2007).

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

ONE GROUP MUTUAL FUNDS

INCOME BOND FUND

Schedule of Portfolio Investments                             September 30, 2004
(Amounts in thousands)
(Unaudited)

THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("THE LIST") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

          SHARES
            OR
         PRINCIPAL                     SECURITY
          AMOUNT                      DESCRIPTION                                                                         VALUE
          ------                      -----------                                                                         -----
ASSET BACKED SECURITIES (4.1%):
                   1,336   Americredit Automobile Receivables                                                          $      1,362
                           Trust, Series 01-C, Class A4, 5.01%,
                           7/14/08

                   1,700   Americredit Automobile Receivables                                                                 1,721
                           Trust, Series 01-D, Class A4, 4.41%,
                           11/12/08

                   1,000   Americredit Automobile Receivables                                                                 1,018
                           Trust, Series 02-A, Class A4, 4.61%,
                           1/12/09

                   1,975   BankBoston Home Equity Loan                                                                        2,036
                           Trust, Series 98-1, Class A6, 6.35%,
                           2/25/13

                   1,880   Capital One Master Trust, Series                                                                   1,962
                           01-5, Class A, 5.30%, 6/15/09

                   2,000   Chase Funding Loan Acquisition                                                                     2,007
                           Trust, Series 02-C1, Class IIM1,
                           2.30%, 1/25/32 * (e)

                   5,000   Citibank Credit Card Issuance Trust,                                                               5,217
                           Series 02-A1, Class A1, 4.95%,
                           2/9/09

                   2,900   Citibank Credit Card Issuance Trust,                                                               3,243
                           Series 02-C2, Class C2, 6.95%,
                           2/18/14

                   2,000   CNH Equipment Trust, Series 03-B,                                                                  1,996
                           Class A3B, 2.47%, 1/15/08

                     478   CS First Boston Mortgage Securities                                                                  492
                           Corp., Series 02-HE4, Class AF,
                           5.51%, 8/25/32

                   5,000   Fleet Credit Card Master Trust II,                                                                 5,205
                           Series 00-C, Class A, 7.02%,
                           2/15/08

                   5,000   Ford Credit Auto Owner Trust, Series                                                               5,010
                           04-A, Class A3, 2.93%, 3/15/08

                     312   GE Capital Mortgage Services, Inc.,                                                                  312
                           Series 97-HE3, Class A6, 6.72%,
                           10/25/27

                   4,350   Green Tree Financial Corp., Series                                                                 4,394
                           95-2, Class B1, 8.60%, 5/15/26

                   4,610   Green Tree Financial Corp., Series                                                                 3,541
                           95-10, Class B1, 7.05%, 2/15/27

                     262   MBNA Master Credit Card Trust,                                                                       277
                           Series 99-D, Class D, 6.50%,
                           11/17/08

                   1,500   MBNA Master Credit Card Trust,                                                                     1,675
                           Series 00-D, Class C, 8.40%, 9/15/09
                           (b)

                   1,000   MBNA Master Credit Card Trust,                                                                     1,059
                           Series 03-C1, Class C, 3.30%,
                           6/15/12 *

                   3,100   Onyx Acceptance Auto Trust, Series                                                                 3,111
                           04-B, Class A3, 3.09%, 9/15/08

                     391   Residential Asset Mortgage                                                                           395
                           Products, Inc., Series 01-RS3, Class
                           AI4, 6.29%, 10/25/31

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                     810   Saxon Asset Securities Trust, Series                                                                 810
                           99-1, Class AF6, 6.35%, 2/25/29

                     675   Security Pacific Acceptance Corp.,                                                                   702
                           Series 95-1, Class A3, 7.25%,
                           4/10/20

                     600   Standard Credit Card Master Trust,                                                                   640
                           Series 94-2, Class A, 7.25%, 4/7/08

                   4,600   Union Acceptance Corp., Series                                                                     4,696
                           00-D, Class B, 8.25%, 7/8/08

                   3,926   WFS Financial Owner Trust, Series                                                                  3,927
                           03-4, Class A4, 3.15%, 5/20/11                                                                    ------

TOTAL ASSET BACKED SECURITIES                                                                                                56,808
                                                                                                                             ------

COLLATERALIZED MORTGAGE OBLIGATIONS (3.2%):
                     704   ABN AMRO Mortgage Corp., Series                                                                      697
                           03-7, Class A3, 4.50%, 7/25/18

                   2,885   American Express Credit Account                                                                    2,961
                           Master Trust, Series 04-3, Class A,
                           4.35%, 12/15/11

                      42   American Housing Trust, Series V,                                                                     42
                           Class 1G, 9.13%, 4/25/21

                      96   American Housing Trust, Series XI,                                                                    99
                           Class 3G, 8.25%, 1/25/22

                   1,567   BAE Systems 2001 Asset Trust,                                                                      1,692
                           Series 01, Class B, 7.16%, 12/15/11
                           (b)

                   1,957   Bank of America Mortgage                                                                           1,980
                           Securities, Series 03-7, Class A2,
                           4.75%, 9/25/18

                   1,279   Bear Stearns Mortgage Securities,                                                                  1,277
                           Inc., Series 96-7, Class A10, 6.00%,
                           10/28/08

                      45   Bear Stearns Mortgage Securities,                                                                     45
                           Inc., Series 97-6, Class 1A, 6.79%,
                           3/25/31 *

                     439   BHN Mortgage Fund, Series 97-1,                                                                       22
                           Class A2, 0.00%, 7/25/09 (b)(c)(g)

                     790   BHN Mortgage Fund, Series 97-2,                                                                       79
                           Class A2, 7.54%, 5/31/17 (b)(c)(g)

                     381   Citicorp Mortgage Securities, Inc.,                                                                  385
                           Series 94-9, Class A4, 5.75%,
                           6/25/09

                     102   Citicorp Mortgage Securities, Inc.,                                                                  102
                           Series 95-2, Class A7, 7.50%,
                           4/25/25

                       2   CMC Securities Corp. IV, Series                                                                        2
                           97-NAM3, Class FXA5, 7.25%,
                           10/25/27

                   6,803   Countrywide Alternative Loan Trust,                                                                6,937
                           Series 04-16CB, Class 2A2, 5.00%,
                           8/25/19

                      35   CS First Boston Mortgage Securities                                                                   35
                           Corp., Series 01-9, Class 2A5, 8.50%,
                           4/25/31

                   5,000   Master Alternative Loans Trust,                                                                    4,950
                           Series 04-10, Class IAI, 4.50%,
                           9/1/19

                     878   Master Alternative Loans Trust,                                                                      904
                           Series 03-8, Class 3A1, 5.50%,
                           12/25/33

                     989   Master Asset Securitization Trust,                                                                   789
                           Series 04-8, Class PO, 0.00%,
                           8/25/19, PO

                     182   Merrill Lynch Mortgage Investors,                                                                    182
                           Inc., Series 01-S1, Class 2A, 0.00%,
                           5/25/29, PO

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                      1,453  Nomura Asset Acceptance Corp.,                                                                   1,526
                             Series 04-R2, Class A1, 6.50%,
                             10/25/34

                         51  Paine Webber CMO Trust, Series H,                                                                   56
                             Class 4, 8.75%, 4/1/18

                         10  Paine Webber CMO Trust, Series J,                                                                   10
                             Class 3, 8.80%, 5/1/18

                         57  Paine Webber CMO Trust, Series L,                                                                   62
                             Class 4, 8.95%, 7/1/18

                         37  PNC Mortgage Securities Corp.,                                                                      36
                             Series 98-7, Class 1A5, 6.75%,
                             9/25/28

                        147  PNC Mortgage Securities Corp.,                                                                     148
                             Series 99-4, Class 4A4, 6.50%,
                             5/25/29

                          6  Residential Accredit Loans, Inc.,                                                                    5
                             Series 98-QS8, Class NB, 6.50%,
                             6/25/13

                        223  Residential Accredit Loans, Inc.,                                                                  223
                             Series 97-QS9, Class A8, 7.25%,
                             9/25/27

                        329  Residential Funding Mortgage                                                                       330
                             Securities I, Series 93-S49, Class A3,
                             6.00%, 12/25/08

                        109  Residential Funding Mortgage                                                                       110
                             Securities I, Series 94-S14, Class A1,
                             6.50%, 6/25/09

                      2,263  Residential Funding Mortgage                                                                     2,230
                             Securities I, Inc., Series 03-S7, Class
                             A17, 4.00%, 5/25/33

                         17  Structured Asset Securities Corp.,                                                                  17
                             Series 00-3, Class 2A6, 8.00%,
                             7/25/30

                      2,614  Vendee Mortgage Trust, Series 96-2,                                                              2,798
                             Class 1Z, 6.75%, 6/15/26

                      7,200  Vendee Mortgage Trust, Series 98-1,                                                              7,584
                             Class 2E, 7.00%, 9/15/27

                      2,000  Wells Fargo Mortgage Backed                                                                      1,976
                             Securities Trust, Series 09-05, Class
                             A5, 3.54%, 8/25/34

                        494  Wells Fargo Mortgage Backed                                                                        497
                             Securities Trust, Series 04-Q, Class
                             1A3, 4.98%, 9/25/34

                      3,180  Wells Fargo Mortgage Backed                                                                      3,202
                             Securities Trust, Series 04-Q, Class                                                            ------
                             2A2, 4.98%, 9/25/34

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS                                                                                    43,990
                                                                                                                             ------

CORPORATE BONDS (34.6%):

Aerospace & Defense (0.2%):
                        500  Aviall, Inc., 7.63%, 7/1/11                                                                        543

                        500  Bombardier, Inc., 6.30%, 5/1/14                                                                    433
                             (b)(f)

                      1,000  General Dynamics Corp., 4.50%,                                                                   1,022
                             8/15/10 (f)

                        500  L-3 Communications Corp., 6.13%,                                                                   509
                             7/15/13

                        250  L-3 Communications Corp., 6.13%,                                                                   251
                             1/15/14                                                                                         ------

                                                                                                                              2,758
                                                                                                                             ------

Air Transport (0.1%):
                        463  Atlantic Coast Airlines, Inc., 8.75%,                                                              373
                             1/1/07 (b)(g)

                        500  Offshore Logistics, Inc., 6.13%,                                                                   510
                             6/15/13                                                                                         ------

                                                                                                                                883
                                                                                                                             ------

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

Airlines (0.4%):
                                  500  American Airlines, Inc., 7.25%,                                                          463
                                       2/5/09 (b)

                                  992  American Airlines, Inc., Series                                                          653
                                       91-A2, 10.18%, 1/2/13

                                  500  Continental Airlines, Inc., Series A,                                                    471
                                       7.88%, 7/2/18

                                  642  Delta Airlines, Series K, 10.00%,                                                        183
                                       12/5/14 (b)

                                1,000  United Airlines, Inc., 9.13%, 1/15/12                                                     64
                                       (c)(f)

                                4,482  United Airlines, Inc., Series 01-1,                                                    3,724
                                       Class A2, 6.07%, 3/1/13                                                               ------

                                                                                                                              5,558
                                                                                                                             ------
Automotive (0.5%):
                                  500  Anchor Lamina, Inc., 9.88%, 2/1/08                                                       368

                                  750  Arvin Industries, Inc., 7.13%,                                                           780
                                       3/15/09

                                1,000  Daimler Chrysler NA Holdings,                                                          1,015
                                       7.40%, 1/20/05

                                2,000  Daimler Chrysler NA Holdings,                                                          2,276
                                       7.30%, 1/15/12 (f)

                                1,000  General Motors Corp., 7.20%,                                                           1,060
                                       1/15/11 (f)

                                  750  General Motors Corp., 8.80%,                                                             823
                                       3/1/21

                                  500  Navistar International, 7.50%,                                                           536
                                       6/15/11

                                  300  Stena AB, 9.63%, 12/1/12                                                                 336
                                                                                                                             ------
                                                                                                                              7,194
                                                                                                                             ------

Banking, Finance & Insurance (15.1%):
                                3,500  ABN AMRO Bank NV, Chicago,                                                             3,607
                                       7.25%, 5/31/05

                                  210  AIG International Lease Finance                                                          224
                                       Corp., 5.88%, 5/1/13

                                3,000  American Express Credit, 3.00%,                                                        2,951
                                       5/16/08

                                1,000  American International Group,                                                            966
                                       4.25%, 5/15/13

                                  550  Arch Western Finance, 6.75%,                                                             594
                                       7/1/13 * (b)

                                1,000  ASIF Global Financing XXIII, 3.90%,                                                    1,009
                                       10/22/08 (b)(f)

                                1,200  ASIF Global Financing XXVI, 2.50%,                                                     1,185
                                       1/30/07 (b)

                                  150  Associates Corp., 7.63%, 4/27/05                                                         154

                                1,000  Associates Corp., 6.63%, 6/15/05                                                       1,028

                                1,000  Associates Corp., 6.25%, 11/1/08                                                       1,097

                                6,000  Associates Corp., 8.15%, 8/1/09                                                        7,054

                                  500  Associates Corp., Series B, 7.95%,                                                       586
                                       2/15/10

                                2,900  Bank of America Corp., 7.80%,                                                          3,411
                                       2/15/10

                                1,000  Bank of America Corp., 4.38%,                                                          1,009
                                       12/1/10

                                1,000  Bank of America Corp., 7.40%,                                                          1,167
                                       1/15/11

                                  500  Bank of America Corp., 7.80%,                                                            614
                                       9/15/16

                                1,500  Bank of America Corp., 6.98%,                                                          1,789
                                       3/7/37

                                  250  Bankers Trust Corp., 7.25%,                                                              289
                                       10/15/11

                                1,800  Bear Stearns Co., Inc., 7.63%,                                                         2,088
                                       12/7/09

                                2,000  Bear Stearns Co., Inc., 4.50%,                                                         2,019
                                       10/28/10

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                                1,000  Branch Banking & Trust, 6.50%,                                                         1,119
                                       8/1/11

                                1,750  Branch Banking & Trust, 4.88%,                                                         1,766
                                       1/15/13

                                  200  Capital One Bank, 4.88%, 5/15/08                                                         207

                                3,450  CIT Group, Inc., 4.13%, 2/21/06                                                        3,512

                                1,500  CitiFinancial, 7.75%, 3/1/05                                                           1,534

                                5,000  Citigroup, Inc., 6.25%, 12/1/05 (f)                                                    5,196

                                1,000  Comerica Bank, 7.65%, 8/15/10                                                          1,042

                                6,500  Corestates Capital Trust I, 8.00%,                                                     7,212
                                       12/15/26, Callable 12/15/06 @ 103.88
                                       (b)

                                  600  Corporation Andina de Fomento                                                            613
                                       California, 5.20%, 5/21/13

                                1,500  Countrywide Funding, 6.88%,                                                            1,555
                                       9/15/05

                                1,000  Countrywide Home Loans, 7.20%,                                                         1,078
                                       10/30/06

                                  750  Countrywide Home Loans, Series K,                                                        787
                                       5.50%, 2/1/07

                                1,000  Countrywide Home Loans, 3.25%,                                                           984
                                       5/21/08

                                1,690  Credit Suisse First Boston (USA),                                                      1,844
                                       Inc., 6.13%, 11/15/11

                                2,000  Credit Suisse First Boston (USA),                                                      2,083
                                       Inc., 5.50%, 8/15/13

                                  500  Donaldson Lufkin & Jenrette, 6.50%,                                                      546
                                       4/1/08

                                1,000  Donaldson Lufkin & Jenrette, 6.50%,                                                    1,094
                                       6/1/08

                                1,000  Dow Capital BV, 8.50%, 6/8/10                                                          1,182

                                  724  Ford Motor Credit Co., 7.75%,                                                            741
                                       3/15/05

                                  250  Ford Motor Credit Co., 6.25%,                                                            259
                                       12/8/05

                                4,100  Ford Motor Credit Co., 7.38%,                                                          4,496
                                       10/28/09

                                1,680  Ford Motor Credit Co., 7.88%,                                                          1,876
                                       6/15/10 (f)

                                5,000  GE Capital Corp., 2.80%, 1/15/07                                                       4,972

                                  885  GE Capital Corp., 4.25%, 1/15/08                                                         909

                                  500  GE Capital Corp., 3.50%, 5/1/08 (f)                                                      501

                                1,750  GE Capital Corp., 6.13%, 2/22/11                                                       1,932

                                1,750  GE Capital Corp., 5.88%, 2/15/12                                                       1,903

                                  700  GE Capital Corp., 6.00%, 6/15/12                                                         770
                                       (f)

                                1,100  GE Capital Corp., 6.75%, 3/15/32                                                       1,270
                                       (f)

                                1,300  GMAC, 6.13%, 9/15/06 (f)                                                               1,360

                                  750  GMAC, 6.13%, 1/22/08                                                                     790

                                4,100  GMAC, 7.25%, 3/2/11 (f)                                                                4,383

                                  500  Goldman Sachs Group LP, 6.75%,                                                           525
                                       2/15/06 (b)

                                1,500  Goldman Sachs Group LP, 6.88%,                                                         1,696
                                       1/15/11

                                2,000  Goldman Sachs Group LP, 6.60%,                                                         2,238
                                       1/15/12

                                  575  Goldman Sachs Group LP, 4.75%,                                                           565
                                       7/15/13

                                  780  Goldman Sachs Group LP, 5.25%,                                                           787
                                       10/15/13

                                1,300  Hanson Australia Funding, 5.25%,                                                       1,323
                                       3/15/13

                                1,000  Household Finance Corp., 7.25%,                                                        1,069
                                       5/15/06

                                1,000  Household Finance Corp., 6.50%,                                                        1,101

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                                       11/15/08

                                7,200  Household Finance Corp., 5.88%,                                                        7,768
                                       2/1/09

                                  500  Household Finance Corp., 6.38%,                                                          555
                                       11/27/12

                                  400  Household Finance Corp., 7.35%,                                                          478
                                       11/27/32

                                2,000  Huntington National Bank, 8.00%,                                                       2,350
                                       4/1/10

                                  500  International Lease Finance Corp.,                                                       509
                                       5.12%, 6/1/05

                                  500  International Lease Finance Corp.,                                                       508
                                       4.00%, 1/17/06

                                1,000  International Lease Finance Corp.,                                                     1,057
                                       5.63%, 6/1/07 (f)

                                  190  International Lease Finance Corp.,                                                       196
                                       4.50%, 5/1/08

                                2,000  John Hancock Global Funding II,                                                        1,981
                                       3.50%, 1/30/09 (b)

                                  700  Key Bank, Series T, 5.70%,                                                               742
                                       8/15/12

                                5,000  Key Bank NA, 7.55%, 9/15/06                                                            5,440

                                  235  Lehman Brothers Holdings, Inc.,                                                          233
                                       3.60%, 3/13/09

                                  295  Lehman Brothers Holdings, Inc.,                                                          372
                                       8.50%, 8/1/15

                                5,000  Lehman Brothers, Inc., 11.63%,                                                         5,267
                                       5/15/05

                                  250  Lion Connecticut Holding, 7.63%,                                                         294
                                       8/15/26

                                1,740  Marshall & Ilsley Corp., 4.38%,                                                        1,775
                                       8/1/09

                                6,000  Massmutual Global Funding II,                                                          5,839
                                       3.50%, 3/15/10 (b)

                                  350  MBNA Bank, 5.38%, 1/15/08                                                                367

                                  500  Mellon Financial Corp., 6.38%,                                                           551
                                       2/15/10

                                2,750  Merrill Lynch & Co., 3.38%, 9/14/07                                                    2,750

                                1,900  Merrill Lynch & Co., 4.13%, 1/15/09                                                    1,917

                                  500  Metropolitan Life Insurance Co.,                                                         512
                                       5.20%, 9/18/13 (b)

                                  500  MGIC Investment Corp., 6.00%,                                                            531
                                       3/15/07

                                5,000  MIC Financing Trust I, Series Unit,                                                    5,403
                                       8.38%, 2/1/27, Callable 2/1/07 @ 100
                                       (b)

                                2,000  Monumental Global Funding II,                                                          2,100
                                       5.20%, 1/30/07 (b)

                                1,350  Monumental Global Funding II,                                                          1,370
                                       Series 144A, 4.38%, 7/30/09 (b)

                                1,750  Morgan Stanley Dean Witter and                                                         1,761
                                       Co., 4.25%, 5/15/10

                                1,850  Morgan Stanley Dean Witter and                                                         2,088
                                       Co., 6.75%, 4/15/11

                                3,500  Morgan Stanley Dean Witter and                                                         3,909
                                       Co., 6.60%, 4/1/12

                                1,500  National City Bank, 4.63%, 5/1/13                                                      1,482

                                3,500  National Rural Utilities, 6.00%,                                                       3,672
                                       5/15/06

                                1,000  New York Life Global Funding,                                                          1,005
                                       3.88%, 1/15/09 (b)

                                1,250  New York Life Global Funding,                                                          1,307
                                       5.38%, 9/15/13 (b)

                                  575  Newcourt Credit Group, Series B,                                                         585
                                       6.88%, 2/16/05

                                  600  News America, Inc., 6.75%, 1/9/38                                                        671

                                2,015  Pacific Life Global Funding, 3.75%,                                                    2,019

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                                1/15/09 (b)

                         1,300  PHH Corp., 7.13%, 3/1/13                                                                       1,489

                           500  Popular North America, Inc., Series                                                              528
                                E, 6.13%, 10/15/06

                           825  Popular North America, Inc., 4.25%,                                                              841
                                4/1/08

                         1,000  Principal Life Global Funding, 5.13%,                                                          1,047
                                6/28/07 (b)

                         2,500  Principal Life Global Funding, 2.80%,                                                          2,442
                                6/26/08 (b)

                         2,100  Protective Life Secured Trust,                                                                 2,055
                                4.00%, 4/1/11

                         2,035  Royal Bank of Canada, 3.88%,                                                                   2,039
                                5/4/09

                         1,250  SLM Corp., 3.50%, 9/30/06                                                                      1,267

                         2,250  Spear Leeds & Kellogg LP, 8.25%,                                                               2,362
                                8/15/05 (b)

                         5,000  Sun Life Capital Trust, 8.53%,                                                                 5,773
                                5/29/49 (b)

                           419  SunAmerica, Inc., 8.13%, 4/28/23                                                                 537

                         2,500  SunTrust Banks, Inc., 6.00%,                                                                   2,660
                                2/15/26

                           400  Torchmark Corp., 7.88%, 5/15/23                                                                  496

                           700  Toyota Motor Credit Corp., 2.88%,                                                                685
                                8/1/08

                           750  Tyco Capital Corp., 7.25%, 8/15/05                                                               780

                         2,500  U.S. Bancorp, 6.50%, 2/1/08                                                                    2,730

                         2,000  U.S. Bancorp, 7.50%, 6/1/26                                                                    2,426

                           500  Unionbancal Corp., 5.25%,                                                                        511
                                12/16/13

                         1,500  Wells Fargo & Co., 5.90%, 5/21/06                                                              1,576

                         1,500  Wells Fargo & Co., 6.38%, 8/1/11                                                               1,675

                         1,000  Wells Fargo Bank, 6.45%, 2/1/11                                                                1,123

                         2,000  World Savings Bank FSB, 4.50%,                                                                 2,051
                                6/15/09

                           275  XL Capital Ltd., 5.25%, 9/15/14                                                                  277
                                                                                                                             -------
                                                                                                                             208,395
                                                                                                                             -------
Beverages & Tobacco (0.5%):
                           500  Bavaria S.A., 8.88%, 11/1/10 (b)                                                                 531

                           400  Coca-Cola Enterprises, 6.95%,                                                                    465
                                11/15/26

                         4,580  Diageo PLC, 7.45%, 4/15/35                                                                     5,728

                           250  Standard Commercial Corp., 8.00%,                                                                258
                                4/15/12 (b)                                                                                  -------

                                                                                                                               6,982
                                                                                                                             -------

Broadcast Radio & TV (0.1%):
                         1,000  Spanish Broadcasting System,                                                                   1,053
                                9.63%, 11/1/09                                                                               -------

Building & Development (0.1%):
                         1,000  KB Homes, 5.75%, 2/1/14 (f)                                                                    1,000
                                                                                                                             -------

Cable Television (0.9%):
                         1,000  AOL Time Warner Entertainment,                                                                 1,231
                                8.88%, 10/1/12

                           500  Century Communications, Corp.,                                                                   538
                                9.50%, 3/1/05 (c)(f)

                         1,000  Charter Communications Holdings,                                                                 808
                                Inc., LLC, 10.25%, 1/15/10

                         4,000  Comcast Cable Communications,                                                                  4,470
                                8.38%, 5/1/07

                         1,500  CSC Holdings, Inc., 7.25%,                                                                     1,567
                                7/15/08

                           750  CSC Holdings, Inc., Series B,                                                                    801
                                8.13%, 7/15/09

                           500  Echostar DBS Corp., 5.75%,                                                                       505
                                10/1/08

                           500  Insight Midwest, 10.50%, 11/1/10                                                                 550

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                                    500  LE Groupe Videotron Ltee, 6.88%,                                                       515
                                         1/15/14

                                    800  Mediacom LLC, Series B, 8.50%,                                                         822
                                         4/15/08 (f)

                                    200  Mediacom LLC, 9.50%, 1/15/13 (f)                                                       194

                                  1,000  RCN Corp., 10.13%, 1/15/10 (c)(f)                                                      525

                                    500  Rogers Cable, Inc., 6.25%, 6/15/13                                                     493
                                                                                                                             ------
                                                                                                                             13,019
                                                                                                                             ------

Chemicals & Plastics (0.6%):
                                    750  Airgas, Inc., 6.25%, 7/15/14                                                           754

                                     99  Celanase Dollar Term Loan B,                                                           100
                                         4.52%, 4/30/11 *

                                    246  Celenase Lein, 4.52%, 4/1/11 *                                                         250

                                    250  Eastman Chemical, 7.60%, 2/1/27                                                        291

                                    500  Equistar Chemicals LP, 8.75%,                                                          541
                                         2/15/09

                                    500  Georgia Gulf Corp., 7.13%,                                                             521
                                         12/15/13

                                    500  Hercules, Inc., 6.75%, 10/15/29 (b)                                                    513

                                  1,000  Huntsman ICI Chemicals, 10.13%,                                                      1,055
                                         7/1/09 (f)

                                      9  IMC Global, Inc., 7.63%, 11/1/05                                                         9

                                  1,000  ISP Chemco, 10.25%, 7/1/11                                                           1,119

                                    500  Lyondell Chemical Co., 11.13%,                                                         583
                                         7/15/12 (f)

                                    900  Nova Chemicals, Ltd., 6.50%,                                                           934
                                         1/15/12

                                    500  Polyone Corp., 8.88%, 5/1/12 (f)                                                       513

                                    750  Rhodia SA, 7.63%, 6/1/10 (f)                                                           703

                                    500  Terra Capital, Inc., 11.50%, 6/1/10                                                    568
                                         (f)                                                                                 ------
                                                                                                                              8,454
                                                                                                                             ------

Clothing/Textiles (0.0%):
                                    300  Levi Strauss & Co., 12.25%,                                                            319
                                         12/15/12 (f)                                                                        ------
Conglomerates (0.1%):
                                    500  Case New Holland, Inc., 9.25%,                                                         563
                                         8/1/11 (b)(f)

                                    750  SPX Corp., 7.50%, 1/1/13 (f)                                                           765
                                                                                                                             ------
                                                                                                                              1,328
                                                                                                                             ------

Containers & Packaging (0.1%):
                                    250  Ball Corp., 6.88%, 12/15/12                                                            268

                                    387  Home Products International, Inc.,                                                     327
                                         9.63%, 5/15/08

                                    500  Owens-Brockway Glass Containers,                                                       545
                                         Inc., 8.88%, 2/15/09

                                    250  Owens-Brockway Glass Containers,                                                       268
                                         Inc., 7.75%, 5/15/11                                                                ------
                                                                                                                              1,408
                                                                                                                             ------

Cosmetics/Toiletries (0.0%):
                                    993  Drypers Corp., Series B, 0.00%,                                                          0
                                         6/15/07 (c)                                                                         ------

Ecological Services & Equipment (0.1%):
                                  1,000  Allied Waste N.A., Series B, 8.88%,                                                  1,090
                                         4/1/08                                                                              ------

Electric services (0.1%):
                                  1,000  Carolina Power & Light, 5.95%,                                                       1,072
                                         3/1/09                                                                              ------

Electrical & Electronic (0.4%):
                                  2,400  Exelon Corp., 6.75%, 5/1/11                                                          2,684

                                    650  IBM, 7.00%, 10/30/25                                                                   761

                                    700  Viacom, Inc., 7.70%, 7/30/10                                                           815

                                    750  Viacom, Inc., 8.63%, 8/1/12                                                            928
                                                                                                                             ------
                                                                                                                              5,188
                                                                                                                             ------

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

Electronics/Electric (0.4%):
                                500  Avnet, Inc., 9.75%, 2/15/08                                                                569

                                500  Corning, Inc., 6.20%, 3/15/16                                                              494

                              1,000  Flextronics International Ltd., 6.50%,                                                   1,027
                                     5/15/13 (f)

                                750  Freescale Semiconductor, Inc.,                                                             784
                                     6.88%, 7/15/11 (b)

                                750  Ingram Micro, Inc., 9.88%, 8/15/08                                                         823

                                450  Iron Mountain, Inc., 8.63%, 4/1/13                                                         491

                                500  Seagate Technology, Inc., 8.00%,                                                           535
                                     5/15/09

                                630  Wesco Distribution, Inc., Series B,                                                        653
                                     9.13%, 6/1/08

                                500  Xerox Corp., 7.13%, 6/15/10                                                                536
                                                                                                                             ------
                                                                                                                              5,912
                                                                                                                             ------

Energy (0.6%):
                              1,250  Carolina Power and Light, 5.13%,                                                         1,283
                                     9/15/13

                              1,555  Constellation Energy Group, 6.35%,                                                       1,664
                                     4/1/07

                              1,000  DTE Energy Co., 6.65%, 4/15/09                                                           1,093

                              2,500  Duke Energy Corp., 4.20%, 10/1/08                                                        2,527
                                     (f)

                              1,000  Duke Energy Corp., 5.63%,                                                                1,050
                                     11/30/12

                                500  Key Energy Services, Inc., 6.38%,                                                          498
                                     5/1/13                                                                                  ------
                                                                                                                              8,115
                                                                                                                             ------

Equipment Leasing (0.1%):
                                500  Nationsrent, Inc., 9.50%, 10/15/10                                                         545

                                750  United Rentals NA, Inc., 6.50%,                                                            726
                                     2/15/12 (f)                                                                             ------

                                                                                                                              1,271
                                                                                                                             ------

Equipment Trust Certificate (0.9%):
                              3,690  Federal Express, Series A-1, 7.85%,                                                      4,130
                                     1/30/15

                              4,954  Northwest Air Trust, Series A,                                                           5,028
                                     9.25%, 6/21/14

                              3,538  Northwest Air Trust, Series B,                                                           3,096
                                     10.23%, 6/21/14                                                                         ------

                                                                                                                             12,254
                                                                                                                             ------
Financial (0.1%):
                              1,000  FMR Corp., 4.75%, 3/1/13 (b)                                                             1,003
                                                                                                                             ------
Financial Services (0.1%):
                                673  Citicorp Mortgage Securities, Inc.,                                                        672
                                     Series 94-4, Class A8, 6.00%,
                                     2/25/09

                                250  Istar Financial, Inc., 4.88%,                                                              252
                                     1/15/09

                                250  Istar Financial, Inc., 6.00%,                                                              261
                                     12/15/10

                                500  Thornburg Mortgage, Inc., 8.00%,                                                           520
                                     5/15/13                                                                                 ------

                                                                                                                              1,705
                                                                                                                             ------

Food & Drug Retailers (0.0%):
                                500  Ahold Finance USA, Inc., 8.25%,                                                            566
                                     7/15/10                                                                                 ------

Food Products (0.1%):
                                500  Delhaize America, Inc., 7.38%,                                                             532
                                     4/15/06

                                500  Smithfield Foods, Inc., Series B,                                                          545
                                     7.75%, 5/15/13                                                                          ------

                                                                                                                              1,077
                                                                                                                             ------

Food Products & Services (0.1%):

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                                 500  Corn Products International, Inc.,                                                       554
                                      8.25%, 7/15/07

                                 500  Dole Foods Co., 7.25%, 6/15/10                                                           519

                                 750  Premium Standard Farms, 9.25%,                                                           787
                                      6/15/11 (f)                                                                            -----

                                                                                                                             1,860
                                                                                                                             -----
Food Service (0.0%):
                                 400  Tyson Foods, Inc., 7.25%, 10/1/06                                                        429
                                                                                                                             -----
Forest Products (0.5%):
                                 500  Abitibi-Consolidated, Inc., 5.38%,                                                       508
                                      6/15/11 *

                                 500  Abitibi-Consolidated, Inc., 6.00%,                                                       463
                                      6/20/13 (f)

                                 879  American Tissue, Inc., Series B,                                                           0
                                      12.50%, 7/15/06 (c)

                                 750  Bowater, Inc., 6.50%, 6/15/13 (f)                                                        731

                               1,000  Buckeye Technologies, Inc., 9.25%,                                                     1,004
                                      9/15/08 (f)

                                 500  Cascades, Inc., 7.25%, 2/15/13                                                           526

                                 750  Georgia-Pacific Corp., 8.00%,                                                            858
                                      1/15/14 (f)

                                 401  Koch Cellulose, LLC, Term Loan,                                                          406
                                      4.77%, 5/6/11 *

                                  99  Koch Cellulose, LLC, Term Loan,                                                          100
                                      4.77%, 5/6/11 *

                                 500  Meadwestvaco Corp., 6.85%, 4/1/12                                                        558
                                      (f)

                                 750  Norampac, Inc., 6.75%, 6/1/13                                                            786

                                 350  Norske Skog Canada, Inc., 8.63%,                                                         382
                                      6/15/11

                                 750  Pope & Talbot, 8.38%, 6/1/13                                                             788
                                                                                                                             -----
                                                                                                                             7,110
                                                                                                                             -----
Forestry (0.0%):
                                 500  Tembec Industries, Inc., 8.63%,                                                          521
                                      6/30/09                                                                                -----

Governments (Foreign) (0.2%):
                                 430  United Mexican States, 4.63%,                                                            435
                                      10/8/08 (f)

                               1,300  United Mexican States, 6.38%,                                                          1,372
                                      1/16/13

                               1,350  United Mexican States, 7.50%,                                                          1,422
                                      4/8/33 (f)                                                                             -----
                                                                                                                             3,229
                                                                                                                             -----
Health Care (0.3%):
                               1,000  Fisher Scientific International, Inc.,                                                 1,055
                                      6.75%, 8/15/14 (b)

                                 350  Fresenius Medical Care Capital                                                           390
                                      Trust, Series IV, 7.88%, 6/15/11

                               1,000  HCA-The Healthcare Company,                                                            1,174
                                      8.75%, 9/1/10

                                 750  Perkinelmer, Inc., 8.88%, 1/15/13                                                        851

                                 500  Ventas Realty, 9.00%, 5/1/12                                                             573
                                                                                                                             -----
                                                                                                                             4,043
                                                                                                                             -----

Hotels/Motels/Inns & Casinos (0.4%):
                                 500  Aztar Corp., 7.88%, 6/15/14 (b)                                                          533

                                 250  Felcor Lodging LP, 9.00%, 6/1/11 *                                                       276
                                      (f)

                                 500  Host Marriott LP, 7.00%, 8/15/12                                                         529
                                      (b)

                                 500  La Quinta Properties, 8.88%,                                                             563
                                      3/15/11

                                 400  La Quinta Properties, Series 144A,                                                       424
                                      7.00%, 8/15/12 (b)

                               1,000  MGM Mirage, Inc., 6.00%, 10/1/09                                                       1,018

                                 750  Mohegan Tribal Gaming, Series                                                            788
                                      144A, 7.13%, 8/15/14 (b)

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                                500   Park Place Entertainment, 7.50%,                                                          566
                                      9/1/09

                                750   Station Casinos, Inc., 6.00%, 4/1/12                                                      773
                                      (f)                                                                                    ------
                                                                                                                              5,470

Industrial Equipment (0.1%):
                                889   Airxcel, Inc., 11.00%, 11/15/07                                                           885
                                                                                                                             ------
Industrial Goods & Services (1.9%):
                              3,000   Beckman Coulter, Inc., 7.05%,                                                           3,444
                                      6/1/26

                              3,000   Boise Cascade Co., 9.45%,                                                               3,704
                                      11/1/09

                                400   Brunswick Corp., 7.38%, 9/1/23                                                            471

                              1,000   IBM Corp., 5.39%, 1/22/09                                                               1,060

                                300   Ingersoll Rand Co., 7.20%, 6/1/25                                                         348

                                700   International Paper Co., 6.50%,                                                           761
                                      11/15/07

                              1,050   International Paper Co., 5.85%,                                                         1,111
                                      10/30/12

                                400   Loral Corp., 7.00%, 9/15/23                                                               448

                              3,061   Newmont Mining Corp., Series A1,                                                        3,336
                                      8.91%, 1/5/09

                                800   News America Holdings, 7.75%,                                                             936
                                      1/20/24

                              2,860   Oslo Seismic Service, 8.28%,                                                            3,091
                                      6/1/11

                              3,000   Phillips Petroleum Co., 8.75%,                                                          3,695
                                      5/25/10

                                300   Pitney Bowes, Inc., 3.88%, 6/15/13                                                        285

                                250   Russel Metals, Inc., 6.38%, 3/1/14                                                        246
                                      (b)

                              1,300   Tyco International Group, 8.20%,                                                        1,491
                                      10/15/08

                              1,000   Tyco International Group, 6.38%,                                                        1,108
                                      10/15/11

                                500   Valmont Industries, Inc., 6.88%,                                                          518
                                      5/1/14 (b)

                                220   Weyerhaeuser Co., 6.13%, 3/15/07                                                          234

                                500   Weyerhaeuser Co., 7.50%, 3/1/13                                                           581
                                      (f)                                                                                    ------

                                                                                                                             26,868
                                                                                                                             ------

Insurance (0.1%):
                              1,350   Berkshire Hathaway, 4.20%,                                                              1,357
                                      12/15/10                                                                               ------

Leasing (0.6%):
                              5,000   Hertz Corp., 6.50%, 5/15/06                                                             5,218

                              2,500   Hertz Corp., 6.63%, 5/15/08                                                             2,629
                                                                                                                             ------
                                                                                                                              7,847
                                                                                                                             ------

Leisure (0.4%):
                              1,000   Bally Total Fitness Holdings, Series                                                      815
                                      D, 9.88%, 10/15/07 (f)

                                500   Intrawest Corp., 7.50%, 10/15/13                                                          521

                                500   K2 Corp., 7.38%, 7/1/14 (b)                                                               533

                              3,000   Royal Caribbean Cruises, 8.25%,                                                         3,093
                                      4/1/05

                                750   Speedway Motorsports, Inc., 6.75%,                                                        786
                                      6/1/13                                                                                 ------
                                                                                                                              5,748
                                                                                                                             ------

Multimedia (0.2%):
                                375   AOL Time Warner, Inc., 8.18%,                                                             420
                                      8/15/07

                                750   AOL Time Warner, Inc., 10.15%,                                                            975
                                      5/1/12

                              1,000   AOL Time Warner, Inc., 9.15%,                                                           1,292
                                      2/1/23

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                                             470   AOL Time Warner, Inc., 7.70%,                                                548
                                                   5/1/32                                                                     -----
                                                                                                                              3,235
                                                                                                                              -----

Nitrogenous Fertilizers (0.1%):
                                             735   Monsanto Co., 7.38%, 8/15/12                                                 862
                                                                                                                              -----
Nonferrous Metals & Minerals (0.1%):
                                             750   Ball Corp., 7.75%, 8/1/06                                                    800

                                             750   Massey Energy Co., 6.63%,                                                    786
                                                   11/15/10

                                             500   Oglebay Norton Co., 10.00%, 2/1/09                                           253
                                                   (c)                                                                        -----
                                                                                                                              1,839
                                                                                                                              -----

Oil & Gas (0.5%):
                                           1,500   BP Captial Markets PLC, 2.75%,                                             1,495
                                                   12/29/06

                                             500   Chesapeake Energy Corp., 7.50%,                                              550
                                                   9/15/13

                                             250   Chesapeake Energy Corp., 6.88%,                                              263
                                                   1/15/16

                                             500   Citgo Petroleum Corp., 11.38%,                                               591
                                                   2/1/11

                                             500   Evergreen Resources, Inc., 5.88%,                                            518
                                                   3/15/12

                                               1   Lyondell-Citgo Refining LP, Term                                               1
                                                   Loan, 4.11%, 5/3/07 *

                                               1   Lyondell-Citgo Refining LP, Term                                               1
                                                   Loan, 4.48%, 5/3/07 *

                                             250   Plains Exploration & Production Co.,                                         269
                                                   7.13%, 6/15/14 (b)

                                             500   Premcor Refining Group, 9.50%,                                               591
                                                   2/1/13

                                             250   Premcor Refining Group, 7.50%,                                               270
                                                   6/15/15

                                             250   Semco Energy, Inc., 7.75%, 5/15/13                                           271
                                                   (f)
                                             500   Sequa Corp., 8.88%, 4/1/08                                                   545

                                             835   Southern California Gas Co., 4.38%,                                          845
                                                   1/15/11

                                             500   Transwestern Pipeline, Term Loan,                                            501
                                                   3.95%, 4/30/09 *

                                             500   Western Resources, Inc., 7.88%,                                              557
                                                   5/1/07                                                                     -----
                                                                                                                              7,268
                                                                                                                              -----
Oil & Gas Exploration Production & Services (0.3%):
                                             775   Dupont, 4.13%, 4/30/10                                                       783

                                             500   Grant Prideco Group, 9.00%,                                                  561
                                                   12/15/09

                                             750   Pride International, Inc., 7.38%,                                            836
                                                   7/15/14 (b)

                                             825   Ultramar Diamond Shamrock,                                                   956
                                                   6.75%, 10/15/37

                                           1,349   USX Corp., 6.65%, 2/1/06                                                   1,416
                                                                                                                              -----
                                                                                                                              4,552
                                                                                                                              -----

Publishing (0.2%):
                                             530   Phoenix Color Corp., 10.38%,                                                 511
                                                   2/1/09

                                             250   Reader's Digest Association, Inc.,                                           259
                                                   6.50%, 3/1/11

                                           1,800   Thomson Corp., 4.25%, 8/15/09                                              1,817
                                                                                                                              -----
                                                                                                                              2,587
                                                                                                                              -----

Railroads (0.1%):
                                             969   Burlington Northern, Series 00-2,                                          1,164
                                                   7.91%, 1/15/20

                                             280   Canadian Pacific Railway, 9.45%,                                             394
                                                                                                                              -----

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                            8/1/21

                                                                                                                               1,558
                                                                                                                               -----

Real Estate (0.2%):
                     700    EOP Operating LP, 6.75%, 2/15/12                                                                     777

                     750    EOP Operating LP, 7.25%, 2/15/18                                                                     854

                     250    ERP Operating LP, 4.75%, 6/15/09                                                                     257

                     750    Forest City Enterprises, Inc., 7.63%,                                                                791
                            6/1/15, Callable on 6/1/08 @                                                                       -----
                            103.813

                                                                                                                               2,679
                                                                                                                               -----

Retailers (0.5%):
                   1,650    Albertsons, Inc, 6.95%, 8/1/09                                                                     1,834

                   1,000    Central Tractor, 10.63%, 4/1/07 (c)                                                                    0

                   1,000    Kroger Co., 8.05%, 2/1/10                                                                          1,176

                     500    Michaels Stores, Inc., 9.25%, 7/1/09,                                                                545
                            Callable 7/1/05 @ 104.63

                     185    Payless Shoesource, Inc., 8.25%,                                                                     180
                            8/1/13 (f)
                   1,000    Service Corp. International, 6.88%,                                                                1,053
                            10/1/07

                   2,550    Wal-Mart Stores, Inc., 4.13%,                                                                      2,558
                                                                                                                               -----
                            2/15/11

                                                                                                                               7,346
                                                                                                                               -----

Steel (0.2%):
                     500    AK Steel Corp., 7.88%, 2/15/09                                                                       499

                     500    California Steel Industries, 6.13%,                                                                  490
                            3/15/14

                     750    International Steel Group, 6.50%,                                                                    754
                            4/15/14 (b)

                     421    U.S. Steel Corp., 9.75%, 5/15/10                                                                     484
                                                                                                                               -----
                                                                                                                               2,227
                                                                                                                               -----

Surface Transport (0.1%):
                     750    CP Ships, Ltd., 10.38%, 7/15/12 (f)                                                                  862

                     500    Gulfmark Offshore, Inc., 7.75%,                                                                      509
                            7/15/14 (b)

                     400    Stena AB, 7.50%, 11/1/13                                                                             403
                                                                                                                               -----
                                                                                                                               1,774
                                                                                                                               -----

Telecommunications (2.6%):
                     530    Alaska Communication System                                                                          504
                            Holdings Group, Inc., 9.38%, 5/15/09

                   8,500    Ameritech Capital Funding Corp.,                                                                   8,583
                            5.95%, 1/15/38

                     240    AT&T Broadband Corp., 9.46%,                                                                         322
                            11/15/22

                   1,000    AT&T Corp./Liberty Media Group,                                                                    1,117
                            7.88%, 7/15/09 (f)

                   1,250    AT&T Wireless Services, Inc.,                                                                      1,483
                            7.88%, 3/1/11

                   4,000    Bell Telephone Co., Pennsylvania,                                                                  5,077
                            8.35%, 12/15/30

                     100    Bellsouth Corp., 6.88%, 10/15/31                                                                     110

                   2,000    British Telecom PLC, 8.38%,                                                                        2,414
                            12/15/10 *

                     600    Cox Communications, Inc., 6.88%,                                                                     615
                            6/15/05

                     500    Crown Castle International Corp.,                                                                    578
                            9.38%, 8/1/11, Callable 8/1/06 @
                            104.69 (f)

                     500    Eircom PLC, 8.25%, 8/15/13                                                                           550

                     676    Exodus Communications, Inc.,                                                                           3
                            10.75%, 12/15/09 (c)

                     500    Mastec, Inc., 7.75%, 2/1/08 (f)                                                                      456

                     111    MCI, Inc., 5.91%, 5/1/07 (f)                                                                         110

                     111    MCI, Inc., 6.69%, 5/1/09                                                                             107

                      95    MCI, Inc., 7.74%, 5/1/14                                                                              90

                     500    New York Telephone Co., 6.13%,                                                                       533

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                                              1/15/10

                                        965   Nynex Corp., 9.55%, 5/1/10                                                      1,103

                                        500   Qwest Corp., 7.88%, 9/1/11 (b)                                                    521

                                      1,000   Rural Cellular Corp., Series B,                                                   930
                                              9.63%, 5/15/08 (f)

                                      1,600   Sprint Capital Corp., 6.00%, 1/15/07                                            1,695
                                              (f)

                                      1,000   Sprint Capital Corp., 7.63%,                                                    1,157
                                              1/30/11

                                        370   Sprint Capital Corp., 8.38%,                                                      449
                                              3/15/12

                                        800   Sprint Capital Corp., 8.75%, 3/15/32                                            1,018
                                              (f)

                                      1,500   TCI Communications, Inc., 9.80%,                                                1,915
                                              2/1/12

                                      1,250   Telus Corp., 8.00%, 6/1/11                                                      1,467

                                        270   United Telephones of Florida, Series                                              350
                                              HH, 8.38%, 1/15/25

                                        400   Verizon Communications, 7.90%,                                                    439
                                              2/1/27, Callable 2/1/07 @ 103.95

                                      1,500   Verizon New York, Inc., 6.88%,                                                  1,671
                                              4/1/12                                                                         ------

                                                                                                                             35,367
                                                                                                                             ------

Telecommunications/Mobile, Cellular (0.1%):
                                      1,000   Nextel Communications, Inc.,                                                    1,063
                                              9.38%, 11/15/09 (f)

                                        500   Rogers Wireless Communications,                                                   463
                                              Inc., 6.38%, 3/1/14 (b)                                                        ------
                                                                                                                              1,526
                                                                                                                             ------

Transportation & Shipping (0.1%):
                                        500   Burlington North Sante Fe, 7.13%,                                                 570
                                              12/15/10

                                      1,000   Fedex Corp., 9.65%, 6/15/12                                                     1,306
                                                                                                                             ------
                                                                                                                              1,876
                                                                                                                             ------

Utilities (1.9%):
                                        625   AES Corp., 9.50%, 6/1/09                                                          702

                                        890   Alabama Power Co., 2.80%,                                                         886
                                              12/1/06

                                        200   Allete, Inc., 7.50%, 8/1/07, Callable                                             207
                                              8/1/05 @ 100.00

                                      1,445   American Electric Power Co., Series                                             1,514
                                              A, 6.13%, 5/15/06

                                        400   Appalachian Power Co., Series E,                                                  405
                                              4.80%, 6/15/05

                                      1,500   Calpine Corp., 8.63%, 8/15/10 (f)                                                 983

                                      1,000   Cleco Corp., 7.00%, 5/1/08                                                      1,057

                                      1,000   CMS Energy Corp., 7.00%, 1/15/05                                                1,011

                                      1,000   Consolidated Edison, Inc., 4.70%,                                               1,038
                                              6/15/09

                                        400   Dominion Resources, Inc., 6.25%,                                                  435
                                              6/30/12

                                        750   DPL, Inc., 8.25%, 3/1/07 (f)                                                      814

                                        500   Dynegy Holdings Term Loan, 5.75%,                                                 511
                                               5/28/10 *

                                      1,000   Edison Mission Energy, 9.88%,                                                   1,170
                                              4/15/11

                                        500   El Paso Natural Gas, Series A,                                                    538
                                              7.63%, 8/1/10

                                        710   FPL Energy Wind Funding, 6.88%,                                                   710
                                              6/27/17 (b)

                                        500   Gulfterra Energy Partners, 6.25%,                                                 555
                                              6/1/10

                                        335   Gulfterra Energy Partners, 10.63%,                                                422
                                              12/1/12

                                      1,000   Keyspan Gas East, 7.88%, 2/1/10                                                 1,177

                                        500   La Grange Acquisition LP, Term Loan                                               506

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                              B, 4.95%, 10/2/05 *

                        750   Mid American Energy Holdings,                                                                      781
                              7.23%, 9/15/05

                        500   Mirant Americas LLC, 8.30%, 5/1/11                                                                 443
                              (c)(f)

                        400   National Rural Utilities, 7.25%,                                                                   464
                              3/1/12 (f)

                        375   Nevada Power Co., 8.25%, 6/1/11                                                                    422

                        125   Nevada Power Co., 6.50%, 4/15/12                                                                   130
                              (b)

                      1,000   Northeast Utilties, 3.30%, 6/1/08                                                                  977

                        499   Ormat Funding Corp., 8.25%,                                                                        497
                              12/30/20 (b)

                        500   Plains All American Pipeline, 7.75%,                                                               589
                              10/15/12

                        500   PSEG Energy Holdings, 7.75%,                                                                       536
                              4/16/07

                      1,400   PSEG Power, 7.75%, 4/15/11 (f)                                                                   1,631

                      1,546   Ras Laffan Gas, 7.63%, 9/15/06                                                                   1,624
                              (b)

                        250   Scottish Power PLC, 7.24%,                                                                         282
                              8/16/23

                        500   Semco Energy, Inc., 7.13%,                                                                         530
                              5/15/08

                        750   Sierra Pacific Power Co., 6.25%,                                                                   769
                              4/15/12 (b)

                      1,000   Teco Energy, Inc., 10.50%, 12/1/07                                                               1,165
                              (f)

                        600   Texas-New Mexico Power Co.,                                                                        624
                              6.13%, 6/1/08                                                                                  -------

                                                                                                                              26,105
                                                                                                                             -------
Yankee & Eurodollar (1.2%):
                      7,125   Bank of Scotland, 7.00%, 11/29/49                                                                7,829
                              (b)

                      3,000   Mobil Oil Canada, 5.00%, 12/21/04                                                                3,018

                      5,055   Societe Generale Estate L.L.C.,                                                                  5,614
                              7.64%, 12/29/49 (b)                                                                            -------
                                                                                                                              16,461
                                                                                                                             -------
TOTAL CORPORATE BONDS                                                                                                        480,233
                                                                                                                             -------
U.S. GOVERNMENT AGENCY MORTGAGES (22.1%):

Fannie Mae (7.7%):
                        330   7.50%, 6/25/07, Series 92-78, Class                                                                343
                              H

                        379   7.00%, 9/25/07, Series 92-179,                                                                     386
                              Class H

                        486   6.50%, 5/25/08, Series 93-55, Class                                                                505
                              K

                        405   6.50%, 6/25/08, Series 93-86, Class                                                                421
                              H

                        556   6.50%, 9/25/08, Series 95-19, Class                                                                576
                              K

                      1,771   6.50%, 9/25/08, Series 93-175,                                                                   1,832
                              Class PG

                        314   6.00%, 12/25/08, Series 93-231,                                                                    322
                              Class M

                        153   6.50%, 3/25/09, Series 94-32, Class                                                                158
                              Z

                        259   8.00%, 11/25/10, Series 93-17,                                                                     268
                              Class C

                      1,902   8.50%, 11/1/11, Pool #313650                                                                     2,052

                        771   7.50%, 2/1/12, Pool #693747                                                                        819

                      2,500   6.00%, 4/18/12, Series 97-31, Class                                                              2,650
                              EB

                        123   6.50%, 3/25/13, Series 93-140,                                                                     125
                              Class H

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                   1,086   6.50%, 5/1/13, Pool #251700                                                                        1,151

                   2,141   6.00%, 1/1/14, Pool #440777                                                                        2,251

                   1,000   4.50%, 1/25/14, Series 03-128,                                                                     1,004
                           Class KE

                   1,500   6.50%, 1/25/14, Series 94-1, Class                                                                 1,599
                           L

                   1,007   7.00%, 3/1/15, Pool #555187                                                                        1,069

                   2,000   5.00%, 11/25/15, Series 02-74,                                                                     2,042
                           Class PD

                     138   12.50%, 1/1/16, Pool #303306                                                                         158

                   2,000   6.00%, 3/25/16, Series 01-5, Class                                                                 2,102
                           OW

                   1,500   5.50%, 5/25/16, Series 02-61, Class                                                                1,553
                           PE

                   3,000   6.00%, 8/15/16, Series 2344, Class                                                                 3,138
                           QG

                      15   9.00%, 3/1/17, Pool #177563                                                                           16

                   1,000   5.50%, 3/25/17, Series 02-11, Class                                                                1,043
                           QG

                   5,000   5.50%, 4/25/17, Series 02-18, Class                                                                5,239
                           PC

                       0   7.50%, 6/1/17, Pool #294569                                                                            1

                   1,000   5.50%, 9/25/17, Series 02-55, Class                                                                1,036
                           QE

                      59   9.30%, 5/25/18, Series 88-13, Class                                                                   66
                           C

                   2,194   5.00%, 6/1/18, Pool #709877                                                                        2,235

                   1,000   6.50%, 6/25/18, Series 02-16, Class                                                                1,027
                           VD

                     873   4.00%, 7/1/18, Pool #721608                                                                          853

                   1,496   4.50%, 7/1/18, Pool #720393                                                                        1,493

                     919   4.00%, 10/1/18, Pool #73471                                                                          898

                   2,294   5.00%, 11/1/18, Pool #740462                                                                       2,337

                       9   9.00%, 1/1/19, Pool #70318                                                                            10

                     716   9.35%, 10/25/19, Series 89-72,                                                                       799
                           Class E

                      23   11.50%, 12/25/19, Series 89-98,                                                                       26
                           Class H

                      40   8.80%, 1/25/20, Series 90-1, Class                                                                    44
                           D

                      48   8.75%, 9/25/20, Series 90-110,                                                                        53
                           Class H

                      34   8.95%, 10/25/20, Series 90-117,                                                                       38
                           Class E

                   2,800   7.00%, 3/25/21, Series 01-4, Class                                                                 3,001
                           PC

                     712   4.25%, 6/25/21, Series 03-60, Class                                                                  702
                           DA

                     141   8.50%, 9/25/21, Series G-29, Class                                                                   151
                           O

                     353   8.00%, 10/25/21, Series 91-141,                                                                      388
                           Class PZ

                   1,196   7.00%, 1/25/22, Series G92-15,                                                                     1,258
                           Class Z

                     174   7.75%, 3/25/22, Series 92-31, Class                                                                  187
                           M

                      89   7.00%, 6/25/22, Series G92-30,                                                                        93
                           Class Z

                     190   7.50%, 6/25/22, Series 92-101,                                                                       195
                           Class J

                     220   9.00%, 6/25/22, Series 92-79, Class                                                                  244
                           Z

                     364   6.00%, 8/25/22, Series 94-23, Class                                                                  367
                           PE

                     192   0.00%, 10/25/22, Series G92-62,                                                                      170
                           Class B, PO

                   2,016   7.50%, 10/25/22, Series 92-188,                                                                    2,184

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                           Class PZ

                     574   7.50%, 10/25/22, Series 95-4, Class                                                                  629
                           Z

                     153   7.50%, 3/25/23, Series 93-23, Class                                                                  166
                           PZ

                   1,638   6.50%, 4/25/23, Series 93-160,                                                                     1,705
                           Class AJ

                     423   7.00%, 5/25/23, Series 93-60, Class                                                                  456
                           Z

                     695   7.00%, 5/25/23, Series 93-56, Class                                                                  743
                           PZ

                   1,171   0.00%, 6/25/23, Series 93-257,                                                                     1,070
                           Class C, PO

                   2,000   5.00%, 6/25/23, Series 03-83, Class                                                                1,986
                           PG

                   1,350   7.00%, 6/25/23, Series 93-79, Class                                                                1,414
                           PL

                     655   6.50%, 7/25/23, Series 96-59, Class                                                                  681
                           K

                   3,580   6.00%, 8/25/23, Series 94-23, Class                                                                3,726
                           PX

                   2,000   6.50%, 8/25/23, Series 94-28, Class                                                                2,086
                           K

                   1,172   7.00%, 8/25/23, Series 93-149,                                                                     1,230
                           Class M

                   2,322   7.00%, 8/25/23, Series 93-141,                                                                     2,478
                           Class Z

                      41   0.00%, 9/25/23, Series 93-205,                                                                        36
                           Class H, PO

                   1,465   6.50%, 9/25/23, Series 93-160,                                                                     1,586
                           Class ZA

                     649   6.50%, 11/25/23, Series 95-19,                                                                       707
                           Class Z

                     120   7.10%, 12/25/23, Series 93-255,                                                                      129
                           Class E

                     560   0.00%, 4/25/24, Series 94-65, Class                                                                  492
                           PK, PO

                   1,000   5.50%, 7/25/24, Series 04-53, Class                                                                1,031
                           NC

                      15   9.00%, 4/1/25, Pool # 250228                                                                          17

                     767   7.50%, 9/1/25, Pool #324179                                                                          825

                     320   8.50%, 12/1/25, Pool #313692                                                                         354

                      13   7.50%, 10/1/26, Pool #365997                                                                          14

                      20   7.50%, 3/1/27, Pool #250854                                                                           21

                     644   7.00%, 3/18/27, Series 97-11, Class                                                                  686
                           E

                     859   6.00%, 3/25/27, Series 98-63, Class                                                                  866
                           PG

                     290   7.50%, 4/18/27, Series 97-27, Class                                                                  311
                           J

                     500   8.00%, 7/18/27, Series 97-42, Class                                                                  571
                           EG

                   3,835   6.50%, 9/18/27, Series 97-63, Class                                                                4,057
                           ZA

                      30   7.00%, 3/1/28, Pool #251569                                                                           32

                     763   6.50%, 4/1/28, Pool #420165                                                                          802

                     673   5.50%, 12/1/28, Pool #455598                                                                         687

                   1,057   5.50%, 7/1/29, Pool #517656                                                                        1,078

                     639   6.50%, 7/1/29, Pool #252570                                                                          672

                   1,251   6.50%, 7/1/29, Pool #517679                                                                        1,315

                     540   6.50%, 8/1/29, Pool #323866                                                                          567

                   1,722   8.00%, 9/18/29, Series 99-47, Class                                                                1,867
                           JZ

                   2,113   7.50%, 2/20/30, Series 00-8, Class                                                                 2,258
                           Z

                   2,000   5.75%, 6/25/33, Series 03-47, Class                                                                1,998
                           PE

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                   1,246   6.00%, 9/1/33, Pool #738348                                                                        1,291

                   2,793   5.50%, 12/1/33, Pool #725017                                                                       2,837

                     943   5.50%, 1/1/34, Pool #759424                                                                          958

                     689   6.00%, 1/1/34, Pool #759893                                                                          714

                   4,811   5.50%, 3/1/34, Pool #751182                                                                        4,882

                   1,647   7.00%, 2/25/44, Series 04-W2, Class                                                                1,762
                           2A2                                                                                             -------
                                                                                                                            106,471
                                                                                                                            -------

Freddie Mac (12.1%):
                       6   8.50%, 1/1/08, Gold Pool #G10164                                                                       6

                      66   8.00%, 2/1/08, Gold Pool #E47060                                                                      69

                      17   8.75%, 4/1/08, Pool #160043                                                                           18

                     478   6.75%, 4/15/08, Series 1506, Class                                                                   488
                           PH

                   3,540   6.50%, 6/15/08, Series 1538, Class                                                                 3,727
                           J

                      19   8.00%, 8/1/08, Pool #180531                                                                           21

                     560   6.50%, 8/15/08, Series 1561, Class                                                                   586
                           J

                      10   8.25%, 9/1/08, Pool #186743                                                                           10

                     680   6.50%, 9/15/08, Series 1587, Class                                                                   685
                           H

                   1,537   6.50%, 12/15/08, Series 1796, Class                                                                1,595
                           B

                     786   6.00%, 1/15/09, Series 1667, Class                                                                   820
                           B

                     466   7.00%, 6/1/09, Gold Pool #E00313                                                                     495

                      25   10.25%, 6/1/09, Pool #160081                                                                          27

                      25   8.00%, 8/1/09, Pool #256159                                                                           25

                     108   8.00%, 2/1/10, Pool #180084                                                                          116

                     107   9.00%, 2/1/10, Gold Pool #E82421                                                                     110

                       2   14.75%, 3/1/10, Pool #170027                                                                           2

                     245   8.50%, 6/1/10, Gold Pool #G10505                                                                     259

                     499   7.50%, 9/1/10, Gold Pool #E62448                                                                     530

                       2   14.50%, 12/1/10, Pool #170040                                                                          2

                       2   13.50%, 1/1/11, Pool #170042                                                                           2

                       1   14.50%, 3/1/11, Pool #170046                                                                           1

                       4   15.00%, 3/1/11, Pool #170045                                                                           5

                     595   7.00%, 5/1/11, Gold Pool #E00434                                                                     631

                     492   7.50%, 5/1/11, Gold Pool #E00438                                                                     524

                     692   7.00%, 6/1/11, Gold Pool #E64220                                                                     735

                       6   14.50%, 12/1/11, Pool #181072                                                                          7

                     112   9.25%, 5/1/12, Pool #251452                                                                          121

                       0   13.50%, 10/1/12, Pool #183150                                                                          0

                   4,133   6.50%, 5/15/13, Series 2055, Class                                                                 4,339
                           OE

                     115   6.50%, 8/15/13, Series 1556, Class                                                                   121
                           H

                     510   7.00%, 10/15/13, Series 1595, Class                                                                  535
                           D

                      12   12.50%, 1/1/14, Pool #304168                                                                          13

                       1   13.00%, 6/1/14, Pool #170096                                                                           2

                   4,830   6.50%, 7/1/14, Gold Pool #E00721                                                                   5,116

                   2,000   5.00%, 7/15/14, Series 2557, Class                                                                 2,052
                           WJ

                   1,166   7.00%, 12/1/14, Gold Pool #P60089                                                                  1,233

                     604   6.00%, 7/15/15, Series 2353, Class                                                                   609
                           TC

                      32   12.00%, 8/1/15, Pool #170269                                                                          36

                   1,348   5.78%, 10/15/15, Series 2668, Class                                                                1,221
                           SB*

                   1,069   7.00%, 3/1/16, Gold Pool #P60090                                                                   1,130

                   3,000   6.50%, 8/15/16, Series 2345, Class                                                                 3,167
                           PQ

                   2,500   6.00%, 10/15/16, Series 2368, Class                                                                2,624
                           TG

                       5   7.50%, 11/1/16, Pool #280421                                                                           5

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                   4,000   6.00%, 12/15/16, Series 2394, Class                                                                4,212
                           MC

                   1,000   6.00%, 1/15/17, Series 2399, Class                                                                 1,054
                           PG

                      14   7.50%, 2/1/17, Pool #285128                                                                           15

                     168   6.00%, 2/15/17, Series 2108, Class                                                                   168
                           VB

                   1,586   4.00%, 5/15/18, Series 2643, Class                                                                 1,603
                           KG

                   2,000   4.50%, 5/15/18, Series 2617, Class                                                                 1,923
                           GR

                   4,539   4.00%, 8/1/18, Gold Pool #E01424                                                                   4,440

                   4,898   4.00%, 5/1/19, Gold Pool #E01647                                                                   4,785

                      37   12.00%, 7/1/19, Pool #555238                                                                          42

                     186   9.50%, 7/15/19, Series 11, Class D                                                                   187

                     301   7.50%, 10/1/19, Gold Pool #G00016                                                                    324

                   3,500   5.00%, 5/15/20, Series 2686, Class                                                                 3,554
                           GB

                      83   9.50%, 5/15/20, Series 38, Class D                                                                    83

                      89   9.20%, 10/15/20, Series 84, Class                                                                     89
                           F

                      51   8.13%, 11/15/20, Series 81, Class                                                                     51
                           A

                      58   9.10%, 1/15/21, Series 109, Class I                                                                   58

                     366   8.00%, 4/15/22, Series 1254, Class                                                                   373
                           N

                     797   8.00%, 6/15/22, Series 1316, Class                                                                   825
                           Z

                     215   7.50%, 8/15/22, Series 1343, Class                                                                   223
                           LB

                      18   8.50%, 9/15/22, Series 198, Class                                                                     18
                           Z

                   6,365   6.50%, 11/1/22, Pool #G30234                                                                       6,707

                      26   6.50%, 11/15/22, Series 1552, Class                                                                   26
                           HB

                      60   6.75%, 11/15/22, Series 1552, Class                                                                   60
                           H

                     678   3.50%, 12/15/22, Series 2602, Class                                                                  661
                           BX

                     414   7.50%, 1/15/23, Series 1456, Class                                                                   435
                           Z

                   1,089   8.00%, 2/15/23, Series 201, Class                                                                  1,112
                           Z

                     802   6.00%, 5/15/23, Series 1630, Class                                                                   820
                           PJ

                   6,731   6.00%, 6/15/23, Series 1637, Class                                                                 6,939
                           G

                   1,000   7.00%, 7/15/23, Series 1543, Class                                                                 1,073
                           VN

                     353   10.00%, 8/15/23, Series 1611, Class                                                                  375
                           JC, IF

                     567   6.50%, 9/15/23, Series 1577, Class                                                                   588
                           PV

                   1,500   7.00%, 9/25/23, Series 29, Class J                                                                 1,550

                   4,332   6.25%, 11/25/23, Series 24, Class                                                                  4,527
                           J

                     548   6.50%, 11/25/23, Series 23, Class                                                                    580
                           KZ

                   2,000   4.50%, 12/15/23, Series 2716, Class                                                                1,875
                           UN, IO

                   5,000   5.00%, 12/15/23, Series 2720, Class                                                                4,997
                           PC

                   3,302   6.50%, 12/15/23, Series 1628, Class                                                                3,526
                           LZ

                   1,196   6.50%, 1/1/24, Gold Pool #C80091                                                                   1,263

                   1,967   5.00%, 2/15/24, Series 2756, Class                                                                 1,990
                           NA

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                     112   10.00%, 2/15/24, Series 1671, Class                                                                  120
                           QC, IF*

                     393   8.00%, 4/25/24, Series 31, Class Z                                                                   445

                      59   7.50%, 6/1/24, Gold Pool #C80161                                                                      64

                     813   7.00%, 9/1/24, Gold Pool #G00271                                                                     868

                     227   7.50%, 10/1/24, Gold Pool #C80245                                                                    245

                     667   7.00%, 11/1/24, Gold Pool #G00278                                                                    712

                       6   7.50%, 2/1/27, Gold Pool #D78499                                                                       6

                      21   7.50%, 2/1/27, Gold Pool #C00496                                                                      22

                   2,000   5.00%, 5/15/27, Series 2764, Class                                                                 2,042
                           UC

                     702   6.50%, 7/15/27, Series 2137, Class                                                                   703
                           TG

                     317   7.00%, 8/1/27, Gold Pool #D81734                                                                     338

                     645   8.00%, 8/1/27, Gold Pool #G00747                                                                     704

                     130   6.50%, 10/15/27, Series 2154, Class                                                                  130
                           PK

                   1,368   6.00%, 11/15/27, Series 2132, Class                                                                1,402
                           PD

                   3,492   6.00%, 12/15/27, Series 2123, Class                                                                3,581
                           PE

                   4,900   6.25%, 1/15/28, Series 2122, Class                                                                 5,033
                           QR

                   1,780   6.50%, 1/15/28, Series 2036, Class                                                                 1,878
                           PG

                   1,183   6.50%, 1/15/28, Series 2137, Class                                                                 1,194
                           TM

                     594   6.50%, 1/15/28, Series 2022, Class                                                                   622
                           PE

                      19   7.00%, 2/1/28, Gold Pool #D86005                                                                      20

                   1,177   6.00%, 4/15/28, Series 2161, Class                                                                 1,205
                           PG

                     613   7.00%, 10/15/28, Series 2089, Class                                                                  108
                           PJ, IO

                  10,000   6.00%, 11/15/28, Series 2091, Class                                                               10,346
                           PG

                   1,108   6.00%, 2/1/29, Gold Pool #C21930                                                                   1,148

                     595   6.50%, 6/1/29, Gold Pool #C00785                                                                     626

                     260   7.00%, 8/1/29, Gold Pool #C30263                                                                     276

                       9   7.50%, 11/1/29, Gold Pool #C32536                                                                     10

                   1,727   8.00%, 11/15/29, Series 2201, Class                                                                1,845
                           C

                       2   8.00%, 3/1/30, Gold Pool #C37157                                                                       3

                       4   7.50%, 10/1/30, Gold Pool #C44034                                                                      5

                     928   7.50%, 10/15/30, Series 2261, Class                                                                  965
                           ZY

                     491   6.00%, 4/15/31, Series 2310, Class                                                                   501
                           Z

                     348   6.50%, 5/15/31, Series 2313, Class                                                                   365
                           LA

                   8,000   6.50%, 6/15/31, Series 2330, Class                                                                 8,332
                           PE

                   5,608   6.50%, 8/15/31, Series 2454, Class                                                                 5,825
                           BG

                     300   6.25%, 2/15/32, Series 2410, Class                                                                   315
                           QB

                   1,000   6.50%, 3/15/32, Series 2430, Class                                                                 1,054
                           WF

                   1,500   6.50%, 5/15/32, Series 2455, Class                                                                 1,527
                           GK

                  10,000   6.50%, 6/15/32, Series 2457, Class                                                                10,310
                           PE

                   2,000   6.50%, 6/15/32, Series 2466, Class                                                                 2,094
                           DH

                   2,000   6.00%, 12/15/32, Series 2543, Class                                                                2,064
                           YX

                     903   0.00%, 6/15/34, Series 2811, Class                                                                   656

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                                              PO, PO

                                      1,222   6.50%, 2/25/43, Series T-54, Class                                              1,293
                                              2A                                                                            -------
                                                                                                                            167,953
                                                                                                                            -------

Government National Mortgage Assoc. (2.3%):
                                         35   7.50%, 6/15/07, Pool #17109                                                        37

                                          3   8.00%, 10/15/07, Pool #20471                                                        3

                                         14   8.00%, 10/15/07, Pool #19860                                                       14

                                          8   8.00%, 11/15/07, Pool #21064                                                        9

                                          4   8.00%, 1/15/08, Pool #21259                                                         4

                                         15   8.00%, 5/15/08, Pool #23139                                                        16

                                          5   13.00%, 1/15/15, Pool #121789                                                       5

                                         27   9.00%, 4/15/16, Pool #159851                                                       30

                                         26   9.00%, 9/15/16, Pool #179836                                                       30

                                          9   9.00%, 9/15/16, Pool #164740                                                       10

                                          8   9.00%, 10/15/16, Pool #170831                                                       9

                                         12   9.00%, 12/15/16, Pool #183237                                                      14

                                         75   9.00%, 12/15/16, Pool #190923                                                      85

                                          8   9.00%, 12/15/16, Pool #151253                                                       9

                                          1   9.00%, 5/15/17, Pool #203439                                                        1

                                         11   9.00%, 7/15/18, Pool #216264                                                       12

                                         19   9.00%, 3/15/20, Pool #160559                                                       21

                                         10   10.00%, 11/15/20, Pool #299559                                                     12

                                         28   7.25%, 7/15/21, Pool #310456                                                       30

                                         13   9.00%, 7/15/21, Pool #313183                                                       15

                                        160   7.25%, 9/15/21, Pool #313389                                                      173

                                        124   7.25%, 10/15/21, Pool #309750                                                     133

                                          6   9.00%, 11/15/21, Pool #218409                                                       7

                                         87   7.25%, 1/15/22, Pool #314497                                                       94

                                         69   9.00%, 1/15/22, Pool #316247                                                       78

                                      3,954   6.50%, 7/20/22, Series 02-40, Class                                             3,967
                                              VD

                                        219   7.50%, 10/15/22, Pool #297656                                                     237

                                         88   7.00%, 1/15/23, Pool #339885                                                       94

                                        118   7.00%, 2/15/24, Pool #376855                                                      127

                                         16   7.00%, 4/15/24, Pool #389850                                                       17

                                         14   7.00%, 4/15/24, Pool #380930                                                       15

                                        195   7.00%, 4/15/24, Pool #359713                                                      209

                                        243   9.00%, 11/15/24, Pool #780029                                                     274

                                        106   9.00%, 1/15/25, Pool #369632                                                      120

                                         51   7.50%, 8/20/25, Pool #2056                                                         55

                                         44   8.50%, 11/15/25, Pool #405529                                                      48

                                        169   7.50%, 7/15/26, Pool #430999                                                      183

                                         35   8.00%, 8/20/26, Pool #2270                                                         39

                                         32   8.00%, 9/20/26, Pool #2285                                                         35

                                         91   7.00%, 12/15/26, Pool #780481                                                      97

                                         16   7.50%, 2/15/27, Pool #442422                                                       17

                                         48   7.75%, 2/15/27, Pool #438633                                                       52

                                         36   8.00%, 2/20/27, Pool #2379                                                         39

                                         20   8.00%, 3/20/27, Pool #2397                                                         22

                                        984   7.50%, 5/16/27, Series 97-8, Class                                              1,045
                                              PN

                                        768   9.00%, 5/16/27, Series 97-7, Class                                                840
                                              ZA

                                        229   8.00%, 6/20/27, Pool #2445                                                        249

                                        497   7.50%, 7/20/27, Pool #2457                                                        534

                                         32   7.00%, 11/15/27, Pool #460982                                                      34

                                         77   7.25%, 1/15/28, Pool #427295                                                       82

                                        164   8.00%, 1/20/28, Pool #2538                                                        179

                                      1,134   6.50%, 2/15/28, Pool #460759                                                    1,201

                                         57   7.00%, 2/15/28, Pool #408006                                                       61

                                         13   7.00%, 4/15/28, Pool #360750                                                       14

                                         14   8.00%, 4/20/28, Pool #2581                                                         15

                                         10   8.00%, 6/20/28, Pool #2606                                                         11

                                         82   8.00%, 7/20/28, Pool #2619                                                         89

                                         85   8.00%, 8/20/28, Pool #2633                                                         93

                                      2,292   6.00%, 11/15/28, Pool #486678                                                   2,386

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                                             89   6.50%, 2/20/29, Pool #2714                                                     94

                                            836   6.50%, 6/15/29, Pool #472969                                                  884

                                             84   7.50%, 9/15/29, Pool #511482                                                   91

                                          1,068   6.50%, 10/15/29, Pool #781118                                               1,130

                                            202   9.35%, 11/16/29, Series 99-43,                                                223
                                                  Class TA

                                          2,738   8.00%, 12/20/29, Series 99-44,                                              2,919
                                                  Class ZG

                                          3,355   8.00%, 1/16/30, Series 00-1, Class                                          3,663
                                                  PK

                                          1,670   8.00%, 6/20/30, Series 00-9, Class                                          1,784
                                                  Z

                                          1,460   7.75%, 9/20/30, Series 00-26, Class                                         1,525
                                                  Z

                                          2,762   7.00%, 1/20/32, Series 02-4, Class                                          2,937
                                                  TD

                                          3,000   6.50%, 6/20/32, Series 02-45, Class                                         3,138
                                                  QE

                                            150   6.00%, 7/16/32, Series 02-47, Class                                           157
                                                  HM                                                                        -------
                                                                                                                             31,876
                                                                                                                            -------
TOTAL U.S. GOVERNMENT AGENCY MORTGAGES                                                                                      306,300

U.S. GOVERNMENT AGENCY SECURITIES (5.8%):                                                                                   -------

Fannie Mae (1.4%):
                                          5,000   5.75%, 2/15/08 (f)                                                          5,388

                                          1,935   6.25%, 2/1/11 (f)                                                           2,139

                                          7,500   6.13%, 3/15/12 (f)                                                          8,369

                                            815   8.00%, 1/1/16                                                                 871

                                          2,000   8.20%, 3/10/16 (f)                                                          2,615
                                                                                                                            -------
                                                                                                                             19,382
                                                                                                                            -------

Federal Home Loan Bank (0.1%):
                                          1,500   5.09%, 10/7/08, Series LZ08 (f)                                             1,589
                                                                                                                            -------
Freddie Mac (1.4%):
                                         20,000   3.25%, 11/15/04 (f)                                                        20,033
                                                                                                                            -------
Other U.S. Agencies (0.1%):
                                          1,399   Federal Housing Administration,                                             1,406
                                                  Merrill Lynch Project, 7.43%, 8/1/20                                      -------

Resolution Funding Corporation STRIPS (2.8%):
                                         65,000   10/15/19                                                                   30,195

                                          5,000   10/15/19 (f)                                                                2,311

                                         10,000   4/15/19 (f)                                                                 4,762
                                                                                                                            -------
                                                                                                                             37,268
                                                                                                                            -------
TOTAL U.S. GOVERNMENT AGENCY SECURITIES                                                                                      79,678
                                                                                                                            -------
U.S. TREASURY OBLIGATIONS (27.5%):

U.S. Treasury Bonds (17.3%):
                                         37,130   10.75%, 8/15/05 (f)                                                        39,881

                                          3,500   6.00%, 8/15/09 (f)                                                          3,914

                                         41,595   12.75%, 11/15/10 (f)                                                       46,374

                                          6,385   10.38%, 11/15/12 (f)                                                        7,779

                                          1,500   7.50%, 11/15/16 (f)                                                         1,928

                                         10,925   8.88%, 8/15/17 (f)                                                         15,589

                                         15,125   9.13%, 5/15/18 (f)                                                         22,128

                                         14,000   9.00%, 11/15/18 (f)                                                        20,380

                                          5,000   8.13%, 8/15/19 (f)                                                          6,847

                                          6,000   8.75%, 5/15/20 (f)                                                          8,686

                                         12,685   8.13%, 5/15/21 (f)                                                         17,573

                                         12,300   8.13%, 8/15/21 (f)                                                         17,062

                                          7,125   8.00%, 11/15/21 (f)                                                         9,796

                                          2,700   7.25%, 8/15/22                                                              3,477

                                         13,600   7.13%, 2/15/23 (f)                                                         17,343
                                                                                                                            -------
                                                                                                                            238,757
                                                                                                                            -------

U.S. Treasury Inflation Protected Bonds (0.5%):
                                          2,600   3.38%, 1/15/07 (f)                                                          3,322

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                       2,000   3.88%, 1/15/09 (f)                                                                             2,601

                       1,000   3.63%, 4/15/28 (f)                                                                             1,486
                                                                                                                            -------
                                                                                                                              7,409
                                                                                                                            -------
U.S. Treasury Notes (8.9%):
                      35,000   2.00%, 8/31/05 (f)                                                                            34,957

                      10,000   1.88%, 1/31/06 (f)                                                                             9,944

                      20,000   6.88%, 5/15/06 (f)                                                                            21,409

                      19,000   5.63%, 5/15/08 (f)                                                                            20,668

                      15,000   6.50%, 2/15/10 (f)                                                                            17,216

                      17,300   5.00%, 2/15/11 (f)                                                                            18,605
                                                                                                                            -------
                                                                                                                            122,799
                                                                                                                            -------

U.S. Treasury STRIPS (0.8%):
                       1,250   2/15/10 (f)                                                                                    1,031

                       5,000   2/15/11 (f)                                                                                    3,926

                       7,500   5/15/12 (f)                                                                                    5,517

                         308   5/15/13                                                                                          215

                       1,040   5/15/18 (f)                                                                                      537
                                                                                                                            -------
                                                                                                                             11,226
                                                                                                                            -------
TOTAL U.S. TREASURY OBLIGATIONS                                                                                             380,191
                                                                                                                            -------

MUNICIPAL BONDS (0.2%):

Illinois (0.2%):
                       3,460   State Pension, GO, 5.10%, 6/1/33                                                               3,296
                                                                                                                            -------
TOTAL MUNICIPAL BONDS                                                                                                         3,296
                                                                                                                            -------
COMMON STOCKS (0.2%):

Cable Television (0.0%):
                           3   Classic Holdco. LLC (d)                                                                          241
                                                                                                                            -------
Chemicals & Plastics (0.0%):
                          10   Polymer Group, Inc. (d)                                                                          109
                                                                                                                            -------
Energy (0.2%):
                          76   NRG Energy, Inc.                                                                               2,038
                                                                                                                            -------
Equipment Leasing (0.0%):
                          67   NES Rentals Holdings, Inc. (d)                                                                   531
                                                                                                                            -------
Telecommunications (0.0%):
                           1   Abovenet, Inc. (d)                                                                                27

                           7   Cincinnati Bell, Inc. (d)                                                                         25

                           3   Global Crossing Ltd. (d)                                                                          43

                           2   Leucadia National Corp.                                                                          132

                           1   XO Communications, Inc. (d)                                                                        3
                                                                                                                            -------
                                                                                                                                230
                                                                                                                            -------
TOTAL COMMON STOCKS                                                                                                           3,149
                                                                                                                            -------
PREFERRED STOCKS (0.0%):

Cable Television (0.0%):
                           0   Classic Holdco. LLC, 9.00%                                                                       204
                                                                                                                            -------
Chemicals & Plastics (0.0%):
                           0   Polymer Group, Inc., P.I.K.                                                                       81
                               Preferred (b) (g)                                                                            -------
Telecommunications (0.0%):
                           3   McleodUSA, Inc., 2.50%                                                                             9
                                                                                                                            -------
TOTAL PREFERRED STOCKS                                                                                                          294
                                                                                                                            -------
WARRANTS (0.0%):

Automotive (0.0%):
                           1   Hayes Lemmerz International, Inc.                                                                  2
                                                                                                                            -------
Telecommunications (0.0%):
                           0   Abovenet, Inc.                                                                                     3

                           0   Abovenet, Inc.                                                                                     2

                           8   McleodUSA, Inc.                                                                                    1

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                       2   XO Communications, Inc., Series A                                                                      2

                       2   XO Communications, Inc., Series B                                                                      1

                       2   XO Communications, Inc., Series C                                                                      1
                                                                                                                         ----------
                                                                                                                                 10

TOTAL WARRANTS                                                                                                                   12
                                                                                                                         ----------
INVESTMENT COMPANIES  (2.2%):

                  29,827   One Group Prime Money Market                                                                      29,827
                           Fund, Class I (e)                                                                             ----------

TOTAL INVESTMENT COMPANIES                                                                                                   29,827
                                                                                                                         ----------

SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING  (28.9%):

                 399,594   Pool of various securities for One                                                               399,594
                           Group Bond Funds #                                                                            ----------

TOTAL SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING                                                       399,594
                                                                                                                         ----------

TOTAL (COST $1,727,840) (a)                                                                                              $1,783,372
                                                                                                                         ==========

------------

Percentages indicated are based on net assets of $1,384,541.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

Unrealized appreciation....................................      $ 76,747
Unrealized depreciation....................................     ($ 21,215)
                                                                 --------
Net unrealized appreciation (depreciation).................      $ 55,532
                                                                 ========

      Aggregate cost for federal income tax purposes differs from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

(b) Security exempts from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities have been determined to be liquid under procedures established by the Board of Trustees.

(c)   Defaulted security.

(d)   Non-income producing security.

(e)   Investment in affiliate.

(f) Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.

(g) Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees. Amounts shown as 0 are either 0, or rounded to less than 1,000.

* The interest rate for this variable rate note, which will change periodically, is based upon prime rates or an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at September 30, 2004.

# The cash collateral received by the Fund was pooled and at September 30, 2004 was invested in Commercial Paper (with interest rates ranging from 1.61% to 1.96% and maturity dates ranging from October 2004 through July
      2005), Repurchase Agreements (with interest rates ranging from 1.82% to 2.06% and maturity dates of October 1, 2004), and Master Notes (with interest rates ranging from 1.68% to 2.30% and maturity dates ranging from October 2004 to July 2007).

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

ONE GROUP MUTUAL FUNDS
MORTGAGE-BACKED SECURITIES FUND
Schedule of Portfolio Investments                             September 30, 2004
(Amounts in thousands)
(Unaudited)

THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("THE LIST") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

        SHARES
          OR
       PRINCIPAL                       SECURITY
        AMOUNT                        DESCRIPTION                                                                             VALUE
       ---------                      -----------                                                                            ------
ASSET BACKED SECURITIES (0.2%):
                   1,153   Merrill Lynch, Inc., Series 144-S,                                                                $1,159
                           7.43%, 7/25/24

                   1,563   Residential Asset Mortgage                                                                         1,581
                           Products, Inc., Series 01-RS3, Class                                                              ------
                           AI4, 6.29%, 10/25/31

TOTAL ASSET BACKED SECURITIES                                                                                                 2,740
                                                                                                                             ------
COLLATERALIZED MORTGAGE OBLIGATIONS  (13.1%):
                     848   ABN AMRO Mortgage Corp., Series                                                                      840
                           03-7, Class A3, 4.50%, 7/25/18

                   5,000   Banc of America Funding Corp.,                                                                     5,036
                           Series 03-3, Class 1A33, 5.50%,
                           10/25/33

                  25,592   Bank of America Mortgage                                                                             203
                           Securities, Series 04-3, Class 15IO,
                           0.22%, 4/25/19, IO

                     943   Bank of America Mortgage                                                                             723
                           Securities, Series 03-8, Class A,
                           0.00%, 11/25/33, PO

                     363   Bank of America Mortgage                                                                             231
                           Securities, Series 03-9, Class 1A2,
                           0.00%, 12/25/33, PO

                   1,858   Bank of America Mortgage                                                                           1,420
                           Securities, Series 03-11, Class PO,
                           0.00%, 1/25/34, PO

                   1,876   Bank of America Mortgage                                                                           1,446
                           Securities, Series 04-1, Class PO,
                           0.00%, 3/25/34, PO

                   1,352   Bank of America Mortgage                                                                           1,021
                           Securities, Series 04-4, Class APO,
                           0.00%, 5/25/34, PO

                   5,000   Bank of America Mortgage                                                                           4,943
                           Securities, Series 04-E, Class 2A5,
                           4.13%, 6/25/34

                   1,668   Bank of America Mortgage                                                                           1,217
                           Securities, Series 04-6 Class APO,
                           0.00%, 7/25/34, PO

                   4,000   Bear Stearns Adjustable Rate                                                                       3,912
                           Mortgage Trust, Series 04-4, Class
                           A4, 3.52%, 6/25/34

                   1,765   Cendant Mortgage Corp., Series                                                                     1,179
                           03-9, Class 1P, 0.00%, 11/25/33, PO

                       9   Citicorp Mortgage Securities, Inc.,                                                                    9
                           Series 94-6, Class A3, 5.75%,
                           3/25/09

                     136   Citicorp Mortgage Securities, Inc.,                                                                  136
                           Series 95-2, Class A7, 7.50%,
                           4/25/25

                   1,500   Citicorp Mortgage Securities, Inc.,                                                                1,511
                           Series 04-11, Class 1A14, 6.00%,
                           11/25/32

                   1,782   Citicorp Mortgage Securities, Inc.,                                                                1,280
                           Series 03-8, Class APO, 0.00%,
                           8/25/33, PO

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                   4,931   Citigroup Mortgage Loan Trust, Inc.,                                                               5,023
                           Series 03-UST1, Class A1, 5.50%,
                           12/25/18

                   2,342   Citigroup Mortgage Loan Trust, Inc.,                                                               2,387
                           Series 03-UP3, Class A3, 7.00%,
                           9/25/33

                   1,915   Citigroup Mortgage Loan Trust, Inc.,                                                               1,330
                           Series 03-1, Class PO3, 0.00%,
                           10/25/33, PO

                     971   Citigroup Mortgage Loan Trust, Inc.,                                                                 987
                           Series 03-1, Class WA2, 6.50%,
                           10/25/33

                   3,514   Countrywide Alternative Loan Trust,                                                                3,511
                           Series 02-2, Class A12, 6.75%,
                           4/25/32

                   2,000   Countrywide Alternative Loan Trust,                                                                2,065
                           Series 02-8, Class A4, 6.50%,
                           7/25/32

                   2,177   Countrywide Alternative Loan Trust,                                                                1,809
                           Series 03-J1, Class PO, 0.00%,
                           10/25/33, PO

                   5,235   Countrywide Home Loans, Series                                                                     5,195
                           03-J7, Class 4A3, 7.70%, 8/25/18,
                           IF*

                   2,340   Countrywide Home Loans, Series                                                                     2,398
                           03-J10, Class 2A1, 5.00%, 11/25/18

                   4,167   Countrywide Home Loans, Series                                                                       285
                           03-J2, Class A17, 5.79%, 4/25/33, IF,
                           IO*

                     554   Countrywide Home Loans, Series                                                                       551
                           03-18, Class A12, 5.50%, 7/25/33

                   6,330   Countrywide Home Loans, Series                                                                     6,269
                           03-26, Class 1A6, 3.50%, 8/25/33

                     410   Countrywide Home Loans, Series                                                                       245
                           03-44, Class A9, 0.00%, 10/25/33,
                           PO

                   1,707   Countrywide Home Loans, Series                                                                     1,127
                           04-3, Class PO, 0.00%, 4/25/34, PO

                      77   DLJ Mortgage Acceptance Corp.,                                                                        77
                           Series 98-A, Class A2, 10.15%,
                           5/28/28, IF* (b)

                   2,000   First Horizon Mortgage Trust, Series                                                               2,001
                           04-4, Class 2A2, 4.50%, 7/25/19

                     440   GSR Mortgage Loan Trust, Series                                                                      606
                           04-3F, Class 3A8, 13.50%, 2/25/34

                     228   Impac Secured Assets Common                                                                          228
                           Owner Trust, Series 00-1, Class A8,
                           8.15%, 4/25/30

                     550   Kidder Peabody Mortgage Assets                                                                       488
                           Trust, Series B, Class A1, 0.00%,
                           4/22/18, PO

                   5,000   Master Alternative Loans Trust,                                                                    4,950
                           Series 04-10, Class IAI, 4.50%,
                           9/1/19

                   2,634   Master Alternative Loans Trust,                                                                    2,713
                           Series 03-8, Class 3A1, 5.50%,
                           12/25/33

                   1,498   Master Alternative Loans Trust,                                                                    1,274
                           Series 04-1, Class 30PO, 0.00%,
                           2/25/34, PO

                   3,053   Master Alternative Loans Trust,                                                                    2,566
                           Series 04-3, Class 30PO, 0.00%,
                           4/25/34, PO

                   2,520   Master Alternative Loans Trust,                                                                      435
                           Series 04-3, Class 30X1, 6.00%,
                           4/25/34, IO

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                   2,990   Master Alternative Loans Trust,                                                                    2,392
                           Series 04-5, Class 30PO, 0.00%,
                           6/25/34, PO

                   1,562   Master Alternative Loans Trust,                                                                      224
                           Series 04-5, Class 30X1, 6.00%,
                           6/25/34, IO

                   1,475   Master Alternative Loans Trust,                                                                      269
                           Series 04-6, Class 30X1, 5.50%,
                           7/25/34, IO

                   3,828   Master Alternative Loans Trust,                                                                      785
                           Series 04-7, Class AX1, 5.50%,
                           8/25/34, IO

                   3,642   Master Asset Securitization Trust,                                                                 3,739
                           Series 04-6, Class 2A9, 5.25%,
                           11/26/16

                   1,350   Master Asset Securitization Trust,                                                                 1,070
                           Series 03-10, Class 15PO, 0.00%,
                           11/25/18, PO

                     813   Master Asset Securitization Trust,                                                                   689
                           Series 03-11, Class 15P0, 0.00%,
                           12/25/18, PO

                   2,970   Master Asset Securitization Trust,                                                                 2,371
                           Series 04-8, Class PO, 0.00%,
                           8/25/19, PO

                   1,573   Master Asset Securitization Trust,                                                                 1,607
                           Series 03-4, Class 5A1, 5.50%,
                           5/25/33

                     955   Master Asset Securitization Trust,                                                                   651
                           Series 04-1, Class 30PO, 0.00%,
                           2/25/34, PO

                   1,503   Master Asset Securitization Trust,                                                                 1,169
                           Series 04-3, Class PO, 0.00%,
                           3/25/34, PO

                      14   Merrill Lynch Trust, Series 7, Class                                                                  14
                           B, 0.00%, 4/20/18, PO

                     558   Merrill Lynch Trust, Series 47, Class                                                                592
                           Z, 8.99%, 10/20/20

                       0   Morgan Stanley Mortgage Trust,                                                                        39
                           Series 35, Class 2, 3418.04%,
                           4/20/21, HB, IF*

                       1   Morgan Stanley Mortgage Trust,                                                                        73
                           Series 37, Class 2, 3418.04%,
                           7/20/21, HB, IF*

                      23   Morgan Stanley Mortgage Trust,                                                                        20
                           Series 38, Class 4, 0.00%, 11/20/21,
                           PO

                       9   Morgan Stanley Mortgage Trust,                                                                         9
                           Series 39, Class 3, 0.00%, 12/20/21,
                           PO

                   2,079   Nomura Asset Acceptance Corp.,                                                                     2,118
                           Series 03-A1, Class A7, 5.00%,
                           4/25/18

                     709   Nomura Asset Acceptance Corp.,                                                                       714
                           Series 03-A1, Class A5, 7.00%,
                           4/25/33

                   2,409   Nomura Asset Acceptance Corp.,                                                                     2,471
                           Series 03-A1, Class A1, 5.50%,
                           5/25/33

                   1,919   Nomura Asset Acceptance Corp.,                                                                     1,964
                           Series 03-A1, Class A2, 6.00%,
                           5/25/33

                   6,296   Nomura Asset Acceptance Corp.,                                                                     6,613
                           Series 04-R2, Class A1, 6.50%,
                           10/25/34

                   1,117   Residential Accredit Loans, Inc.,                                                                  1,183
                           Series 02-QS16, Class A3, 13.25%,
                           10/25/17, IF*

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                   4,507   Residential Accredit Loans, Inc.,                                                                    462
                           Series 03-QS3, Class A8, 5.99%,
                           2/25/18, IO, IF*

                   2,926   Residential Accredit Loans, Inc.,                                                                  3,046
                           Series 03-QS3, Class A2, 12.95%,
                           2/25/18, IF*

                   7,171   Residential Accredit Loans, Inc.,                                                                    931
                           Series 03-QS9, Class A3, 5.94%,
                           5/25/18, IO, IF*

                   2,352   Residential Accredit Loans, Inc.,                                                                    390
                           Series 03-QS12, Class A5, 5.00%,
                           6/25/18, IO

                   7,713   Residential Accredit Loans, Inc.,                                                                    774
                           Series 03-QS13, Class A2A, 5.99%,
                           6/25/18, IO, IF*

                   8,539   Residential Accredit Loans, Inc.,                                                                  8,638
                           Series 03-QS18, Class A1, 5.00%,
                           9/25/18

                     112   Residential Accredit Loans, Inc.,                                                                    112
                           Series 97-QS9, Class A8, 7.25%,
                           9/25/27

                     319   Residential Accredit Loans, Inc.,                                                                    320
                           Series 02-QS6, Class A10, 6.50%,
                           5/25/32

                  54,448   Residential Accredit Loans, Inc.,                                                                    918
                           Series 03-QS13, Class A6, 0.60%,
                           7/25/33, IO, IF*

                   3,261   Residential Accredit Loans, Inc.,                                                                  3,315
                           Series 04-QS8, Class A2, 5.00%,
                           6/25/34

                   4,418   Residential Accredit Loans, Inc.,                                                                  4,688
                           Series 04-QS10, Class A6, 6.00%,
                           7/25/34

                   1,047   Residential Asset Securitization                                                                   1,052
                           Trust, Series 03-A13, Class A3,
                           5.50%, 1/25/34

                   2,292   Residential Funding Mortgage                                                                       1,934
                           Securities I, Inc., Series 03-S14,
                           Class A4, 0.00%, 7/25/18, PO

                   2,500   Residential Funding Mortgage                                                                       2,412
                           Securities I, Inc., Series 03-S12,
                           Class 4A5, 4.50%, 12/25/32

                   4,902   Residential Funding Mortgage                                                                       4,831
                           Securities I, Inc., Series 03-S7, Class
                           A17, 4.00%, 5/25/33

                   3,000   Residential Funding Mortgage                                                                       2,833
                           Securities I, Inc., Series 02-S13,
                           Class A3, 5.50%, 6/25/33

                     485   Residential Funding Securities Corp.,                                                                430
                           Series 02-RM1, Class API, 0.00%,
                           12/25/17, PO

                     892   Residential Funding Securities Corp.,                                                                679
                           Series 03-RM2, Class AP3, 0.00%,
                           5/25/33, PO

                   1,371   Salomon Brothers Mortgage                                                                          1,160
                           Securities Trust VII, Series 03-UP2,
                           Class P01, 0.00%, 12/25/18, PO

                      88   Salomon Brothers Mortgage                                                                             91
                           Securities Trust VII, Series 00-UP1,
                           Class A2, 8.00%, 9/25/30

                   5,666   Structured Adjustable Rate Mortgage                                                                5,827
                           Loan, Series 04-6, Class 5A4, 5.02%,
                           6/25/34

                     125   Structured Asset Securities Corp.,                                                                   125
                           Series 01-1, Class 1A8, 6.85%,
                           2/25/31

                     614   Structured Asset Securities Corp.,                                                                   531
                           Series 02-10H, Class 1AP, 0.00%,
                           5/25/32, PO

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                     700   Vendee Mortgage Trust, Series 02-2,                                                                  722
                           Class J, 6.00%, 1/15/09

                   1,783   Vendee Mortgage Trust, Series 01-1,                                                                1,904
                           Class 2J, 7.00%, 5/15/10

                     383   Vendee Mortgage Trust, Series 94-2,                                                                  385
                           Class 3ZA, 6.50%, 2/15/20

                   2,785   Vendee Mortgage Trust, Series 03-1,                                                                2,846
                           Class B, 5.75%, 12/15/20

                   3,208   Vendee Mortgage Trust, Series 96-1,                                                                3,451
                           Class 1Z, 6.75%, 2/15/26

                   1,917   Vendee Mortgage Trust, Series 96-2,                                                                2,052
                           Class 1Z, 6.75%, 6/15/26

                   3,526   Vendee Mortgage Trust, Series 97-1,                                                                3,943
                           Class 2Z, 7.50%, 2/15/27

                   3,000   Vendee Mortgage Trust, Series 98-1,                                                                3,160
                           Class 2E, 7.00%, 9/15/27

                   3,000   Washington Mutual Mortgage                                                                         2,895
                           Securities Corp., Series 03-S8, Class
                           A6, 4.50%, 9/25/18

                     849   Washington Mutual Mortgage                                                                           627
                           Securities Corp., Series 03-S10, Class
                           A6, 0.00%, 10/25/18, PO

                   1,500   Washington Mutual Mortgage                                                                         1,458
                           Securities Corp., Series 03-AR7,
                           Class A6, 3.03%, 8/25/33

                     956   Washington Mutual Mortgage                                                                           632
                           Securities Corp., Series 03-S9, Class
                           P, 0.00%, 10/25/33, PO

                   2,300   Wells Fargo Mortgage Backed                                                                        2,229
                           Securities Trust, Series 03-8, Class
                           A9, 4.50%, 8/25/18

                   3,586   Wells Fargo Mortgage Backed                                                                        2,913
                           Securities Trust, Series 03-11, Class
                           1APO, 0.00%, 10/25/18, PO

                   7,000   Wells Fargo Mortgage Backed                                                                        7,096
                           Securities Trust, Series 03-11, Class
                           1A4, 4.75%, 10/25/18

                   2,710   Wells Fargo Mortgage Backed                                                                        2,570
                           Securities Trust, Series 03-13, Class
                           A7, 4.50%, 11/25/18

                  69,824   Wells Fargo Mortgage Backed                                                                          339
                           Securities Trust, Series 03-16, Class
                           2AI0, 0.12%, 12/25/18, IO

                   9,804   Wells Fargo Mortgage Backed                                                                        9,906
                           Securities Trust, Series 04-7, Class
                           2A2, 5.00%, 7/25/19

                   3,615   Wells Fargo Mortgage Backed                                                                        2,535
                           Securities Trust, Series 03-17, Class
                           APO, 0.00%, 1/25/34, PO

                     909   Wells Fargo Mortgage Backed                                                                          509
                           Securities Trust, Series 04-1, Class
                           A11, 0.00%, 2/25/34

                   7,110   Wells Fargo Mortgage Backed                                                                        7,026
                           Securities Trust, Series 09-05, Class
                           A5, 3.54%, 8/25/34

                   1,639   Wells Fargo Mortgage Backed                                                                        1,649
                           Securities Trust, Series 04-Q, Class                                                              ------
                           1A3, 4.98%, 9/25/34

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS                                                                                   210,749
                                                                                                                            -------

U.S. GOVERNMENT AGENCY MORTGAGES (73.5%):
Fannie Mae (29.4%):

                       0   758.75%, 1/25/06, Series 91-4,                                                                         0
                           Class N, HB

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                       0   778.65%, 1/25/06, Series 91-4,                                                                         1
                           Class H, HB

                       0   908.75%, 3/25/06, Series 91-20,                                                                        1
                           Class M, HB

                       0   1008.25%, 4/25/06, Series 91-33,                                                                       0
                           Class J, HB

                       0   1087.97%, 6/25/06, Series 91-71,                                                                       1
                           Class E, HB

                       0   1182.80%, 9/25/06, Series 91-133,                                                                      1
                           Class L, HB

                     407   7.00%, 9/25/07, Series 92-170,                                                                       421
                           Class K

                     115   8.50%, 12/1/07, Pool #420646                                                                         118

                     722   7.00%, 1/25/08, Series 93-8, Class                                                                   750
                           H

                     368   6.50%, 4/1/08, Pool #629154                                                                          383

                      70   2.72%, 5/25/08, Series 93-72, Class                                                                   70
                           F*

                     233   6.00%, 6/1/08, Pool #251827                                                                          245

                     323   7.00%, 7/25/08, Series 93-131,                                                                       335
                           Class Z

                      31   9.06%, 7/25/08, Series 93-238,                                                                        31
                           Class SB, IF*

                     528   0.00%, 9/25/08, Series 96-20, Class                                                                  511
                           L, PO

                     136   12.89%, 9/25/08, Series 93-175,                                                                      148
                           Class SA, IF*

                     240   14.59%, 9/25/08, Series 93-164,                                                                      264
                           Class SA, IF*

                     546   0.00%, 10/25/08, Series 96-24,                                                                       530
                           Class B, PO

                      66   2.72%, 10/25/08, Series 93-196,                                                                       66
                           Class FA*

                     199   8.38%, 10/25/08, Series 93-192,                                                                      211
                           Class SC, IF*

                      66   9.25%, 10/25/08, Series 93-196,                                                                       70
                           Class SB, IF*

                   1,041   13.14%, 10/25/08, Series 93-94,                                                                    1,128
                           Class S, IF*

                     145   19.11%, 10/25/08, Series 93-196,                                                                     169
                           Class SA, IF*

                      56   13.15%, 12/25/08, Series 93-233,                                                                      61
                           Class SC, IF*

                     798   13.88%, 12/25/08, Series 93-234,                                                                     898
                           Class SC, IF*

                     701   17.52%, 2/25/09, Series 94-13,                                                                       793
                           Class SK, IF*

                   3,570   6.00%, 3/25/09, Series 94-34, Class                                                                3,701
                           DZ

                      47   6.50%, 3/25/09, Series 95-13, Class                                                                   47
                           B

                   1,912   13.17%, 3/25/09, Series 02-8, Class                                                                2,088
                           SR, IF*

                     463   6.50%, 4/1/09, Pool #190830                                                                          489

                     382   6.50%, 4/1/09, Pool #190760                                                                          404

                   1,702   12.21%, 11/25/09, Series 02-73,                                                                    1,844
                           Class S, IF*

                      47   9.00%, 2/1/10, Pool #303165                                                                           48

                     234   8.00%, 4/1/11, Pool #738780                                                                          250

                   1,012   6.50%, 7/1/11, Pool #545431                                                                        1,073

                   1,621   6.00%, 7/15/11, Series 2480, Class                                                                 1,710
                           PV

                     801   8.50%, 9/1/11, Pool #74417                                                                           864

                     677   8.50%, 9/1/11, Pool #724433                                                                          730

                     515   6.50%, 12/25/11, Series 01-12,                                                                       515
                           Class VC

                   1,839   5.50%, 6/1/12, Pool #254368                                                                        1,911

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                     994   8.00%, 11/1/12, Pool #535710                                                                       1,062

                   4,117   5.00%, 11/25/12, Series 03-16,                                                                       247
                           Class PI, IO

                     819   6.50%, 12/25/12, Series 02-9, Class                                                                  851
                           VE

                   1,133   5.50%, 5/1/13, Pool #254774                                                                        1,186

                   2,412   5.50%, 5/1/13, Pool #254827                                                                        2,523

                     241   10.25%, 7/25/13, Pool #100121                                                                        269

                     252   6.50%, 9/1/13, Pool #251982                                                                          267

                   1,607   12.75%, 11/25/13, Series 93-230,                                                                   1,707
                           Class SG, IF*

                     350   20.64%, 12/25/13, Series 93-225,                                                                     409
                           Class SG, IF*

                   2,000   4.50%, 1/25/14, Series 03-128,                                                                     2,008
                           Class KE

                   1,353   6.00%, 2/1/14, Pool #190632                                                                        1,418

                   1,500   4.50%, 3/25/15, Series 03-65, Class                                                                  255
                           CI, IO

                     366   8.00%, 6/1/15, Pool #535377                                                                          392

                     334   8.00%, 9/1/15, Pool #535460                                                                          357

                     430   8.00%, 11/1/15, Pool #535852                                                                         460

                   3,000   5.00%, 11/25/15, Series 02-74,                                                                     3,063
                           Class PD

                   2,000   6.00%, 11/25/15, Series 01-49,                                                                     2,074
                           Class DQ

                   3,845   6.00%, 11/25/15, Series 01-59,                                                                     3,961
                           Class VB

                   2,000   6.50%, 11/25/15, Series 01-52,                                                                     2,110
                           Class XN

                     565   8.00%, 12/1/15, Pool #650496                                                                         604

                   1,000   6.00%, 12/25/15, Series 01-78,                                                                     1,027
                           Class VB

                     157   12.50%, 1/1/16, Pool #303306                                                                         179

                   4,000   5.00%, 1/25/16, Series 02-74, Class                                                                4,080
                           LD

                      47   9.00%, 2/1/16, Pool #573019                                                                           51

                   2,000   6.00%, 3/25/16, Series 01-5, Class                                                                 2,102
                           OW

                   5,575   6.04%, 3/25/16, Series 03-8, Class                                                                   462
                           SB, IO, IF*

                   1,370   6.00%, 4/15/16, Series 2458, Class                                                                 1,406
                           OD

                   2,012   6.00%, 6/1/16, Pool #583745                                                                        2,112

                     107   6.50%, 6/1/16, Pool #368930                                                                          114

                   8,000   6.00%, 8/15/16, Series 2344, Class                                                                 8,369
                           QG

                     971   5.00%, 12/1/16, Pool #615017                                                                         991

                   1,247   7.00%, 12/1/16, Pool #742771                                                                       1,324

                   4,000   6.00%, 12/25/16, Series 01-71,                                                                     4,202
                           Class QE

                   1,000   6.00%, 12/25/16, Series 01-74,                                                                     1,065
                           Class MB

                   2,000   7.00%, 12/25/16, Series 01-61,                                                                     2,132
                           Class VB

                   1,000   4.50%, 2/25/17, Series 03-86, Class                                                                  998
                           PX

                   2,000   5.50%, 2/25/17, Series 02-3, Class                                                                 2,066
                           PG

                   2,872   5.50%, 3/1/17, Pool #638411                                                                        2,969

                   1,303   6.50%, 3/1/17, Pool #627139                                                                        1,381

                   1,173   7.00%, 3/1/17, Pool #636917                                                                        1,245

                   1,055   7.50%, 3/1/17, Pool #637095                                                                        1,123

                   4,000   5.50%, 3/25/17, Series 02-11, Class                                                                4,172
                           QG

                   1,872   15.44%, 3/25/17, Series 02-9, Class                                                                2,192
                           ST*

                     181   7.00%, 4/1/17, Pool #635028                                                                          193

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                       8   7.00%, 4/1/17, Pool #44699                                                                             8

                   2,000   4.50%, 4/25/17, Series 03-27, Class                                                                1,973
                           DW

                   9,000   5.50%, 4/25/17, Series 02-18, Class                                                                9,430
                           PC

                   3,000   6.00%, 4/25/17, Series 02-19, Class                                                                3,164
                           PE

                   2,247   7.00%, 5/1/17, Pool #641191                                                                        2,386

                   1,029   7.00%, 5/1/17, Pool #254353                                                                        1,092

                     824   7.00%, 6/1/17, Pool #650505                                                                          875

                      37   9.50%, 7/1/17, Series 59, Class 2,                                                                     8
                           IO

                     488   6.00%, 8/1/17, Pool #666358                                                                          512

                   2,065   7.00%, 8/1/17, Pool #254454                                                                        2,192

                   2,100   0.00%, 8/25/17, Series 03-106,                                                                     1,824
                           Class PO, PO

                   1,407   5.50%, 9/1/17, Pool #665775                                                                        1,454

                   1,306   7.00%, 9/1/17, Pool #672400                                                                        1,386

                      97   10.00%, 9/1/17, Series 23, Class 2,                                                                   27
                           IO

                   3,000   5.50%, 9/25/17, Series 02-55, Class                                                                3,108
                           QE

                  11,562   5.50%, 9/25/17, Series 02-56, Class                                                               12,011
                           UC

                     744   7.50%, 10/1/17, Pool #665498                                                                         792

                   1,800   5.50%, 10/25/17, Series 02-63,                                                                     1,873
                           Class LB

                     671   6.00%, 11/1/17, Pool #668811                                                                         704

                     619   6.50%, 12/1/17, Pool #254608                                                                         656

                   2,284   8.00%, 1/25/18, Series 92-7, Class                                                                 2,468
                           Q

                   1,190   6.50%, 2/25/18, Series 01-64, Class                                                                1,195
                           VB

                     518   9.25%, 4/25/18, Series 88-7, Class                                                                   567
                           Z

                     107   9.00%, 5/1/18, Pool #426836                                                                          121

                      31   0.00%, 5/25/18, Series 88-11, Class                                                                   27
                           D, PO

                   1,756   5.00%, 6/1/18, Pool #709877                                                                        1,788

                   3,232   5.00%, 6/1/18, Pool #707826                                                                        3,291

                   4,000   6.50%, 6/25/18, Series 02-16, Class                                                                4,109
                           VD

                   3,054   4.00%, 7/1/18, Pool #721608                                                                        2,985

                   2,146   4.50%, 7/1/18, Pool #720393                                                                        2,141

                   1,172   6.00%, 7/1/18, Pool #254858                                                                        1,230

                   2,000   4.50%, 9/25/18, Series 03-81, Class                                                                1,933
                           LC

                   1,947   7.44%, 9/25/18, Series 03-92, Class                                                                1,707
                           SH, IF*

                   1,468   5.00%, 11/1/18, Pool #740462                                                                       1,496

                     338   9.85%, 11/1/18, Series 97-77, Class                                                                  375
                           M

                     265   10.50%, 11/1/18, Pool #550942                                                                        299

                      27   9.50%, 12/25/18, Series 88-29,                                                                        30
                           Class B

                     236   4.50%, 2/25/19, Series 04-2, Class                                                                   235
                           ZD

                     198   3.26%, 3/1/19, Pool #116612*                                                                         203

                   2,885   4.50%, 3/1/19, Pool #742078                                                                        2,880

                     134   11.00%, 4/1/19, Pool #550294                                                                         152

                   3,707   4.00%, 4/25/19, Series 04-22, Class                                                                3,510
                           A

                      93   10.30%, 4/25/19, Series 89-19,                                                                       102
                           Class A

                      53   10.45%, 4/25/19, Series 89-21,                                                                        57
                           Class G

                     163   6.90%, 6/25/19, Series 89-27, Class Y                                                                170

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                     263   10.00%, 7/1/19, Pool #559204                                                                         296

                     153   8.00%, 10/25/19, Series 89-70,                                                                       167
                           Class G

                      74   9.00%, 11/25/19, Series 89-89,                                                                        81
                           Class H

                      74   9.40%, 11/25/19, Series 89-78,                                                                        83
                           Class H

                   1,672   7.50%, 12/25/19, Series 99-57,                                                                     1,793
                           Class Z

                   4,755   6.00%, 2/25/20, Series 01-28, Class                                                                4,873
                           VB

                   2,000   6.00%, 2/25/20, Series 02-7, Class                                                                 2,051
                           QM

                     229   7.00%, 4/1/20, Pool #408002                                                                          244

                      69   5.50%, 6/25/20, Series 90-60, Class                                                                   72
                           K

                      66   5.50%, 8/25/20, Series 90-93, Class                                                                   68
                           G

                     271   6.50%, 8/25/20, Series 90-102,                                                                       278
                           Class J

                      87   11.00%, 8/25/20, Pool #100120                                                                         99

                       1   1118.04%, 8/25/20, Series 90-95,                                                                      31
                           Class J, HB

                      34   19.16%, 11/25/20, Series 90-134,                                                                      44
                           Class SC, IF*

                       2   652.15%, 12/25/20, Series 90-140,                                                                     47
                           Class K, HB

                       0   908.50%, 2/25/21, Series 91-7,                                                                         7
                           Class K, HB*

                     554   10.30%, 6/25/21, Pool #458063                                                                        628

                       1   1009.00%, 6/25/21, Series 91-60,                                                                      21
                           Class PM, HB

                     470   7.50%, 9/1/21, Pool #254002                                                                          504

                   1,547   3.85%, 12/25/21, Series G92-4,                                                                     1,566
                           Class F, IF*

                     798   7.00%, 1/25/22, Series G92-15,                                                                       838
                           Class Z

                     839   8.50%, 1/25/22, Series G92-7, Class                                                                  919
                           JQ

                   2,000   6.50%, 2/25/22, Series 02-1, Class                                                                 2,104
                           HC

                     287   7.00%, 2/25/22, Series G92-14,                                                                       306
                           Class Z

                     303   7.50%, 2/25/22, Series 92-38, Class                                                                  319
                           Z

                     183   7.70%, 2/25/22, Series G92-12,                                                                       198
                           Class B

                     401   3.78%, 3/25/22, Series 92-33, Class                                                                  406
                           F*

                     824   4.00%, 5/25/22, Series 03-79, Class                                                                  813
                           NM

                   1,089   7.50%, 5/25/22, Series 92-73, Class                                                                1,152
                           H

                       0   9995.64%, 5/25/22, Series G92-27,                                                                     83
                           Class SQ, HB, IF*

                     531   7.00%, 6/17/22, Series G94-13,                                                                       548
                           Class J

                     370   5.50%, 6/25/22, Series 02-91, Class                                                                   60
                           UH, IO

                     127   7.50%, 6/25/22, Series 92-101,                                                                       130
                           Class J

                   5,700   3.00%, 7/25/22, Series 03-68, Class                                                                5,462
                           QP

                     181   7.00%, 7/25/22, Series G92-42,                                                                       193
                           Class Z

                   6,609   8.00%, 7/25/22, Series G92-44,                                                                     7,159
                           Class ZQ

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                     136   6.50%, 8/25/22, Series 96-59, Class                                                                  142
                           J

                     921   7.50%, 9/25/22, Series G92-54,                                                                       992
                           Class ZQ

                     192   0.00%, 10/25/22, Series G92-62,                                                                      170
                           Class B, PO

                   1,073   7.00%, 10/25/22, Series G92-61,                                                                    1,159
                           Class Z

                   2,521   7.50%, 10/25/22, Series 92-188,                                                                    2,730
                           Class PZ

                  10,279   6.50%, 12/1/22, Pool #555791                                                                      10,830

                   1,500   5.00%, 12/25/22, Series 03-122,                                                                    1,499
                           Class TE

                     261   9.48%, 12/25/22, Series 93-225,                                                                      273
                           Class VO, IF*

                   1,143   7.90%, 1/25/23, Series G93-1, Class                                                                1,231
                           KA

                   1,699   0.00%, 2/25/23, Series 93-51, Class                                                                1,653
                           B, PO

                     211   0.00%, 2/25/23, Series 93-108,                                                                       195
                           Class D, PO

                   1,180   7.31%, 2/25/23, Series 93-27, Class                                                                1,124
                           S*

                   4,318   8.00%, 3/1/23, Series 213, Class 2,                                                                  888
                           IO

                   2,478   7.50%, 3/25/23, Series 93-25, Class                                                                2,664
                           J

                     525   7.50%, 3/25/23, Series 93-31, Class                                                                  555
                           K

                     781   6.00%, 4/25/23, Series G93-17,                                                                       762
                           Class SI, IF*

                   3,882   7.00%, 4/25/23, Series 93-54, Class                                                                4,174
                           Z

                   2,115   13.25%, 4/25/23, Series 98-43,                                                                       682
                           Class SA, IF, IO*

                     286   16.30%, 4/25/23, Series 93-62,                                                                       352
                           Class SA, IF*

                     203   2.88%, 5/25/23, Series 93-97, Class                                                                  209
                           FA*

                   4,650   5.50%, 5/25/23, Series 03-41, Class                                                                4,803
                           PE

                     114   6.50%, 5/25/23, Series 93-204,                                                                        12
                           Class PE, IO

                   2,059   0.00%, 6/25/23, Series 93-257,                                                                     1,881
                           Class C, PO

                   5,795   5.00%, 6/25/23, Series 03-83, Class                                                                5,755
                           PG

                  23,943   6.04%, 6/25/23, Series 03-80, Class                                                                2,805
                           SY, IO, IF*

                     195   6.25%, 7/1/23, Pool #130057                                                                          205

                     318   2.58%, 8/25/23, Series 93-162,                                                                       326
                           Class F*

                   3,000   6.50%, 8/25/23, Series 96-14, Class                                                                  532
                           SE, IO, IF*

                     152   0.00%, 9/25/23, Series 93-228,                                                                       131
                           Class G, PO

                   1,905   7.00%, 9/25/23, Series 93-167,                                                                     2,003
                           Class GA

                      93   11.00%, 9/25/23, Series 93-165,                                                                       97
                           Class SD, IF*

                     724   3.58%, 10/25/23, Series 93-189,                                                                      727
                           Class FB*

                     933   21.81%, 10/25/23, Series 93-179,                                                                   1,191
                           Class SB, IF*

                   2,500   6.65%, 11/25/23, Series 03-106,                                                                    1,825
                           Class US, IF*

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                      86   2.23%, 12/25/23, Series 93-230,                                                                       87
                           Class FA*

                   4,042   7.00%, 12/25/23, Series 93-250,                                                                    4,262
                           Class Z

                   1,555   18.81%, 12/25/23, Series 02-1,                                                                     1,789
                           Class UD, IF*

                     122   10.00%, 2/1/24, Pool #479469                                                                         138

                     141   9.00%, 3/1/24, Series 265, Class 2                                                                   150

                   1,000   6.50%, 3/25/24, Series 94-37, Class                                                                1,056
                           L

                   3,000   5.50%, 7/25/24, Series 04-53, Class                                                                3,094
                           NC

                     485   9.00%, 11/1/24, Pool #544983                                                                         544

                     327   8.50%, 1/25/25, Series 95-2, Class                                                                   356
                           Z

                     609   9.00%, 10/1/25, Pool #547543                                                                         685

                     130   9.00%, 11/1/25, Pool #561547                                                                         146

                     284   8.50%, 4/1/26, Pool #755985                                                                          314

                      25   9.00%, 4/1/26, Pool #446278                                                                           28

                     327   9.00%, 7/1/26, Pool #414340                                                                          368

                     393   9.00%, 9/1/26, Pool #562278                                                                          441

                      87   9.00%, 1/1/27, Pool #568242                                                                           98

                     292   0.00%, 2/1/27, Series 285, Class 1,                                                                  259
                           PO

                   1,070   8.50%, 2/17/27, Series G97-2, Class                                                                1,137
                           ZA

                     636   8.00%, 3/1/27, Pool #689977                                                                          696

                   1,249   1.84%, 3/25/27, Series 97-20, Class                                                                   62
                           IO, IO

                     290   7.50%, 4/18/27, Series 97-27, Class                                                                  311
                           J

                     254   8.00%, 4/18/27, Series 97-24, Class                                                                  268
                           Z

                     492   8.00%, 6/1/27, Pool #695533                                                                          539

                     223   3.52%, 9/1/27, Pool #54844*                                                                          227

                     587   8.50%, 12/1/27, Pool #756020                                                                         646

                     260   7.00%, 12/18/27, Series 97-81,                                                                        47
                           Class PL, IO

                   1,500   6.00%, 3/25/28, Series 02-59, Class                                                                1,544
                           AC

                     772   8.00%, 6/1/28, Pool #535183                                                                          845

                   1,659   8.00%, 7/1/28, Pool #756015                                                                        1,818

                      90   9.50%, 7/1/28, Pool #457268                                                                          102

                   4,975   6.00%, 7/18/28, Series 98-36, Class                                                                5,097
                           ZB

                     694   6.00%, 7/18/28, Series 98-36, Class                                                                  714
                           J

                   1,366   7.00%, 10/1/28, Pool #252155                                                                       1,461

                     413   7.00%, 11/1/28, Pool #527285                                                                         441

                   5,168   8.00%, 11/1/28, Pool #755973                                                                       5,646

                     636   6.00%, 12/1/28, Pool #455759                                                                         660

                     906   4.03%, 3/1/29, Pool #303532*                                                                         919

                   3,417   6.50%, 3/1/29, Pool #252409                                                                        3,622

                   1,489   4.50%, 5/1/29, Pool #776702                                                                        1,439

                   3,000   6.00%, 7/25/29, Series 02-W5, Class                                                                3,020
                           A6

                   1,619   7.50%, 12/18/29, Series 99-62,                                                                     1,742
                           Class PB

                   1,976   7.00%, 12/25/29, Series 02-36,                                                                     2,036
                           Class HZ

                     892   8.50%, 2/1/30, Pool #567036                                                                          984

                     111   8.50%, 3/1/30, Pool #253275                                                                          122

                     180   8.50%, 6/1/30, Pool #535442                                                                          199

                   1,087   9.00%, 8/1/30, Pool #787741                                                                        1,223

                   2,224   6.49%, 11/25/30, Series 02-W5,                                                                       188
                           Class A10, IF, IO*

                     292   8.50%, 1/25/31, Series 00-52, Class                                                                   49
                           IO, IO

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                   2,716   7.00%, 3/25/31, Series 01-7, Class                                                                 2,850
                           PF

                   2,653   6.00%, 5/25/31, Series 01-31, Class                                                                2,796
                           VD

                     840   9.00%, 6/1/31, Pool #736113                                                                          944

                   3,000   6.00%, 7/25/31, Series 01-33, Class                                                                  550
                           ID, IO

                   1,422   8.50%, 7/25/31, Series 01-49, Class                                                                1,599
                           LZ

                   1,708   6.50%, 8/1/31, Pool #598559                                                                        1,814

                   2,300   7.00%, 8/25/31, Series 01-36, Class                                                                2,423
                           DE

                   1,901   7.00%, 9/25/31, Series 01-44, Class                                                                1,991
                           PD

                   4,000   7.00%, 9/25/31, Series 01-44, Class                                                                4,203
                           PU

                     895   18.11%, 10/25/31, Series 03-52,                                                                    1,022
                           Class SX, IF*

                     713   7.00%, 11/1/31, Pool #613000                                                                         756

                   3,000   6.00%, 11/25/31, Series 02-74,                                                                     3,144
                           Class VB

                   1,904   6.00%, 11/25/31, Series 02-74,                                                                     1,969
                           Class VA

                   1,961   7.00%, 11/25/31, Series 01-61,                                                                     2,080
                           Class Z

                   2,476   13.70%, 12/25/31, Series 01-72,                                                                    2,588
                           Class SX*

                   1,141   7.00%, 1/1/32, Pool #610591                                                                        1,211

                   1,137   19.94%, 2/25/32, Series 02-1, Class                                                                1,337
                           SA, IF*

                   2,670   6.40%, 3/15/32, Series 2450, Class                                                                   260
                           SW, IF, IO*

                   8,217   1.60%, 3/25/32, Series 02-12, Class                                                                  370
                           SJ, IF, IO*

                     626   10.00%, 3/25/32, Series 02-13,                                                                       677
                           Class ST*

                   3,422   6.50%, 4/25/32, Series 02-59, Class                                                                3,497
                           VA

                   2,000   6.50%, 4/25/32, Series 02-59, Class                                                                2,077
                           VB

                   1,033   7.00%, 5/1/32, Pool #644694                                                                        1,097

                   2,000   5.50%, 5/25/32, Series 04-25, Class                                                                2,085
                           PB

                   1,500   5.50%, 5/25/32, Series 04-36, Class                                                                1,593
                           PB

                     798   7.00%, 6/1/32, Pool #649734                                                                          846

                   1,163   6.50%, 6/25/32, Series 02-37, Class                                                                1,217
                           Z

                     813   7.00%, 8/1/32, Pool #668825                                                                          862

                   3,322   7.00%, 8/1/32, Pool #649624                                                                        3,542

                     604   5.41%, 11/1/32, Pool #672157*                                                                        613

                   1,191   6.00%, 12/1/32, Pool #668562                                                                       1,235

                     660   6.00%, 12/1/32, Pool #675555                                                                         684

                   3,732   11.52%, 12/25/32, Series 02-77,                                                                    3,840
                           Class S, IF*

                   1,420   7.00%, 2/1/33, Pool #653815                                                                        1,507

                   1,225   6.00%, 3/1/33, Pool #688625                                                                        1,269

                     917   6.00%, 3/1/33, Pool #674349                                                                          951

                   1,031   6.00%, 3/1/33, Pool #688655                                                                        1,069

                   1,083   6.00%, 3/1/33, Pool #695584                                                                        1,122

                   2,000   4.00%, 4/25/33, Series 03-22, Class                                                                1,665
                           UD

                   1,929   6.00%, 5/25/33, Series 03-39, Class                                                                  358
                           IO, IO

                   9,456   5.49%, 6/25/33, Series 04-4, Class                                                                   822
                           QI, IO, IF*

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                           2,172   0.00%, 8/1/33, Series 340, Class 1,                                                       1,618
                                   PO

                             994   4.00%, 8/1/33, Pool #753696                                                                 909

                             824   4.00%, 8/1/33, Pool #726912A                                                                755

                             963   6.50%, 8/1/33, Pool #726914                                                               1,011

                           2,781   0.00%, 8/25/33, Series 03-132,                                                            2,252
                                   Class 0A, PO

                             609   7.26%, 8/25/33, Series 03-74, Class                                                         497
                                   SH, IF*

                           1,177   6.00%, 9/1/33, Pool #752786                                                               1,220

                           1,689   6.00%, 9/1/33, Pool #737825                                                               1,750

                           1,798   9.81%, 9/25/33, Series 03-91, Class                                                       1,801
                                   SD*

                           2,455   0.00%, 10/25/33, Series 03-101,                                                           2,228
                                   Class FW, IF*

                          19,296   5.99%, 11/25/33, Series 03-116,                                                           1,611
                                   Class SB, IO*

                           9,311   5.50%, 12/1/33, Pool #725017                                                              9,459

                           2,059   5.50%, 1/1/34, Pool #759424                                                               2,091

                           1,500   5.50%, 1/25/34, Series 04-25, Class                                                       1,544
                                   PC

                           4,276   9.10%, 1/25/34, Series 03-130,                                                            4,420
                                   Class SX, IF*

                           6,180   22.14%, 2/25/34, Series 04-10,                                                            8,113
                                   Class SC, IF*

                             482   5.50%, 3/1/34, Pool #767378                                                                 489

                             970   5.50%, 3/1/34, Pool #767378                                                                 985

                           1,443   5.50%, 3/1/34, Pool #751182                                                               1,465

                           3,026   6.65%, 3/25/34, Series 04-14, Class                                                       2,360
                                   CD, PO*

                           5,924   4.00%, 4/1/34, Pool #776565                                                               5,433

                           4,007   0.00%, 4/25/34, Series 04-21, Class                                                       2,504
                                   CO, PO

                           7,000   7.06%, 4/25/34, Series 04-58, Class                                                       6,903
                                   ST*

                           6,663   15.08%, 4/25/34, Series 04-25,                                                            7,437
                                   Class SA, IF*

                           3,908   15.08%, 5/25/34, Series 04-36,                                                            4,348
                                   Class SA, IF*

                             390   0.00%, 12/25/41, Series 01-T10,                                                             295
                                   Class PO, PO

                             956   6.50%, 10/25/42, Series 03-W4,                                                              990
                                   Class 2A

                           3,600   4.75%, 12/25/42, Series 03-W8,                                                            3,642
                                   Class 1A3

                           4,805   6.50%, 12/25/42, Series 03-W1,                                                            5,082
                                   Class 1A1

                           2,670   7.50%, 12/25/42, Series 03-W1,                                                            2,889
                                   Class 2A

                           8,237   7.00%, 2/25/44, Series 04-W2, Class                                                       8,812
                                   2A2                                                                                    -------
                                                                                                                           473,891
                                                                                                                           -------

Freddie Mac (34.7%):

                               1   1008.50%, 5/15/06, Series 1072,                                                               1
                                   Class A, HB*

                               0   1008.00%, 6/15/06, Series 1098,                                                               0
                                   Class M, HB*

                             537   7.00%, 9/15/06, Series 1527, Class                                                          547
                                   KD

                              80   7.00%, 3/15/07, Series 1205, Class                                                           81
                                   G

                              10   8.50%, 5/1/07, Pool #277261                                                                  11

                             917   7.50%, 5/15/07, Series 1246, Class                                                          935
                                   J

                           3,462   7.50%, 5/15/07, Series 1263, Class                                                        3,547
                                   H

                               0   981.87%, 6/15/07, Series 1298,                                                                2
                                   Class L, HB

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                     353   4.50%, 11/15/07, Series 1404, Class                                                                  357
                           FA

                       4   8.50%, 2/1/08, Pool #252763                                                                            4

                     121   7.38%, 2/15/08, Series 1465, Class                                                                     8
                           SA, IF, IO*

                      50   3.47%, 5/15/08, Series 1506, Class                                                                    51
                           F*

                   3,000   6.50%, 5/15/08, Series 1512, Class                                                                 3,145
                           J

                     455   6.50%, 5/15/08, Series 1539, Class                                                                   468
                           PI

                   1,696   6.50%, 5/15/08, Series 1513, Class                                                                 1,757
                           N

                     853   7.50%, 7/1/08, Gold Pool #G10107                                                                     907

                     199   8.50%, 7/15/08, Series 1549, Class                                                                   209
                           K

                     786   11.41%, 7/15/08, Series 1544, Class                                                                  826
                           J, IF*

                     338   0.00%, 8/15/08, Series 1900, Class                                                                   329
                           T, PO

                     207   3.41%, 11/15/08, Series 1606, Class                                                                  209
                           M*

                     854   6.00%, 11/15/08, Series 1807, Class                                                                  881
                           A

                     661   18.27%, 11/15/08, Series 1606,                                                                       761
                           Class SC, IF*

                   1,668   6.50%, 12/15/08, Series 1647, Class                                                                1,734
                           PK

                     119   8.50%, 12/15/08, Series 1625, Class                                                                  125
                           SH, IF*

                     251   13.12%, 12/15/08, Series 1625,                                                                       269
                           Class SG, IF*

                     903   14.48%, 12/15/08, Series 1649,                                                                       999
                           Class S, IF*

                   2,167   5.50%, 2/15/09, Series 2410, Class                                                                 2,224
                           HC

                   1,905   13.20%, 2/15/09, Series 2412, Class                                                                2,066
                           SE*

                       2   7.50%, 3/1/09, Pool #258089                                                                            2

                     192   10.10%, 3/15/09, Series 1698, Class                                                                  210
                           SC, IF*

                      41   8.00%, 4/1/09, Pool #181504                                                                           42

                     878   6.50%, 5/1/09, Gold Pool #G11216                                                                     928

                   1,115   12.25%, 10/15/09, Series 2517,                                                                     1,164
                           Class SE, IF*

                     665   7.50%, 9/1/10, Gold Pool #E62448                                                                     706

                   1,030   6.00%, 2/15/11, Series 2389, Class                                                                 1,076
                           VA

                     722   7.50%, 8/1/11, Gold Pool #E20258                                                                     768

                   1,248   8.00%, 9/15/11, Series 1492, Class                                                                 1,301
                           VC

                     199   6.50%, 8/1/12, Gold Pool #E67412                                                                     211

                   1,650   6.50%, 12/15/12, Series 2419, Class                                                                1,696
                           VG

                   1,471   7.00%, 12/15/12, Series 1560, Class                                                                1,554
                           PN

                     221   6.50%, 1/1/13, Gold Pool #E68800                                                                     234

                     599   6.30%, 1/15/13, Series 2025, Class                                                                   624
                           PE

                   2,480   6.50%, 5/15/13, Series 2055, Class                                                                 2,604
                           OE

                      38   7.00%, 6/15/13, Series 1540, Class                                                                    41
                           IA

                   3,466   6.00%, 8/15/13, Series 2513, Class                                                                 3,562
                           VA

                   2,612   5.50%, 10/15/13, Series 2527, Class                                                                2,719
                           VU

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                     129   6.50%, 10/15/13, Series 1844, Class                                                                  131
                           E

                   1,800   6.50%, 10/15/13, Series 1596, Class                                                                1,897
                           D

                   4,921   6.00%, 12/15/13, Series 2102, Class                                                                5,151
                           TU

                   6,000   6.00%, 12/15/13, Series 2102, Class                                                                6,319
                           TC

                     220   6.00%, 1/1/14, Gold Pool #F80035                                                                     230

                   4,653   6.00%, 1/15/14, Series 2115, Class                                                                 4,869
                           PE

                   1,805   6.00%, 2/15/14, Series 2594, Class                                                                 1,892
                           VP

                   5,193   6.00%, 3/15/14, Series 2594, Class                                                                 5,452
                           VA

                     126   6.50%, 3/15/14, Series 2135, Class                                                                    19
                           UK, IO

                      71   7.25%, 3/15/14, Series 1688, Class                                                                    78
                           W

                   1,900   6.50%, 5/15/14, Series 2312, Class                                                                 1,960
                           KV

                      52   7.00%, 5/15/14, Series 2299, Class                                                                    52
                           G

                   3,000   5.00%, 7/15/14, Series 2557, Class                                                                 3,077
                           WJ

                   1,507   6.00%, 7/15/14, Series 2405, Class                                                                 1,517
                           PC

                     599   7.50%, 10/1/14, Gold Pool #G11169                                                                    638

                   3,120   7.00%, 12/1/14, Gold Pool #P60089                                                                  3,300

                   1,588   5.00%, 2/15/15, Series 2638, Class                                                                    67
                           IA, IO

                   2,642   5.50%, 5/15/15, Series 2391, Class                                                                 2,690
                           QT

                   1,000   5.50%, 5/15/15, Series 2391, Class                                                                 1,022
                           QE

                     115   12.00%, 8/1/15, Pool #170269                                                                         129

                   1,771   6.50%, 9/15/15, Series 2353, Class                                                                 1,795
                           PC

                   7,303   5.78%, 10/15/15, Series 2668, Class                                                                6,614
                           SB*

                     496   8.50%, 11/15/15, Series 2496, Class                                                                  505
                           LD

                     828   7.50%, 12/1/15, Gold Pool #E83879                                                                    881

                   3,000   5.50%, 12/15/15, Series 2500, Class                                                                3,090
                           GD

                   4,000   5.50%, 2/15/16, Series 2500, Class                                                                 4,128
                           TD

                   2,952   7.00%, 3/1/16, Gold Pool #P60090                                                                   3,122

                   5,091   5.00%, 5/15/16, Series 2721, Class                                                                   516
                           PI, IO

                   4,000   5.50%, 6/15/16, Series 2498, Class                                                                 4,143
                           UD

                       1   7.50%, 7/1/16, Pool #274081                                                                            1

                   1,000   6.50%, 7/15/16, Series 2322, Class                                                                 1,034
                           VN

                   1,269   5.73%, 9/15/16, Series 2672, Class                                                                 1,123
                           SJ, IF*

                   1,300   6.00%, 9/15/16, Series 2363, Class                                                                 1,365
                           PF

                   3,000   6.00%, 9/15/16, Series 2359, Class                                                                 3,158
                           PM

                   2,500   6.00%, 9/15/16, Series 2355, Class                                                                 2,625
                           BP

                   1,850   6.00%, 9/15/16, Series 2358, Class                                                                 1,944
                           PD

                   2,250   6.00%, 9/15/16, Series 2353, Class                                                                 2,380
                           TD

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                   4,954   6.00%, 9/15/16, Series 2360, Class                                                                 5,164
                           PG

                   2,500   6.00%, 10/15/16, Series 2366, Class                                                                2,622
                           MD

                   2,000   6.00%, 10/15/16, Series 2368, Class                                                                2,099
                           TG

                   2,000   6.50%, 10/15/16, Series 2349, Class                                                                2,048
                           NW

                      13   7.50%, 11/1/16, Pool #280421                                                                          14

                   2,035   4.50%, 12/15/16, Series 2643, Class                                                                  249
                           HI, IO

                   8,500   5.50%, 12/15/16, Series 2391, Class                                                                8,858
                           QR

                   1,000   6.00%, 12/15/16, Series 2394, Class                                                                1,053
                           MC

                     667   6.50%, 2/1/17, Gold Pool #E01127                                                                     706

                   1,000   5.50%, 2/15/17, Series 2541, Class                                                                 1,039
                           GX

                   1,450   7.00%, 3/1/17, Gold Pool #E01141                                                                   1,538

                      25   7.50%, 3/1/17, Pool #288120                                                                           27

                   3,000   6.00%, 3/15/17, Series 2425, Class                                                                 3,139
                           OB

                     843   7.00%, 4/1/17, Gold Pool #E01158                                                                     894

                     340   6.50%, 5/1/17, Gold Pool #E89922                                                                     360

                      13   7.50%, 5/1/17, Pool #292331                                                                           14

                      27   7.50%, 5/1/17, Pool #294000                                                                           29

                     727   5.50%, 6/1/17, Gold Pool #E01173                                                                     752

                     596   6.00%, 6/1/17, Gold Pool #E90323                                                                     625

                     924   7.00%, 6/1/17, Gold Pool #E90048                                                                     980

                     388   8.75%, 6/1/17, Pool #555325                                                                          411

                   3,285   5.50%, 6/15/17, Series 2458, Class                                                                 3,419
                           QE

                     750   7.00%, 7/1/17, Gold Pool #G11302                                                                     796

                   6,321   6.05%, 7/15/17, Series 2474, Class                                                                   508
                           SJ, IO, IF*

                   3,097   4.50%, 8/15/17, Series 2640, Class                                                                   380
                           UR, IO

                   2,000   6.50%, 8/15/17, Series 2342, Class                                                                 2,043
                           PW

                     623   6.50%, 10/1/17, Gold Pool #E01254                                                                    660

                     940   6.50%, 11/1/17, Gold Pool #E01277                                                                    995

                     958   6.50%, 11/15/17, Series 2777, Class                                                                1,020
                           DV

                   1,081   6.50%, 12/1/17, Gold Pool #E01312                                                                  1,145

                   2,000   5.50%, 12/15/17, Series 2533, Class                                                                2,082
                           HB

                   1,062   6.00%, 4/1/18, Gold Pool #E01403                                                                   1,114

                   3,562   6.50%, 4/15/18, Series 2461, Class                                                                 3,720
                           VB

                   4,757   4.00%, 5/15/18, Series 2643, Class                                                                 4,810
                           KG

                   4,500   4.50%, 5/15/18, Series 2617, Class                                                                 4,328
                           GR

                   2,000   4.50%, 5/15/18, Series 2611, Class                                                                 1,923
                           UH

                   4,000   4.50%, 6/15/18, Series 2631, Class                                                                 3,864
                           LC

                   7,982   4.50%, 6/15/18, Series 2637, Class                                                                   623
                           SA, IO, IF*

                  18,156   4.00%, 8/1/18, Gold Pool #E01424                                                                  17,760

                  13,000   4.00%, 9/15/18, Series 2675, Class                                                                12,027
                           CK

                   1,910   4.50%, 10/1/18, Gold Pool #B32489                                                                  1,909

                      15   8.00%, 10/15/18, Series 1, Class B,                                                                    3
                           IO

                   1,787   4.00%, 11/1/18, Gold Pool #B10492                                                                  1,748

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                   6,886   6.00%, 1/15/19, Series 2367, Class                                                                 6,983
                           VD

                   1,235   7.00%, 1/25/19, Series 03-67, Class                                                                1,283
                           VQ

                   6,708   4.50%, 4/15/19, Series 2780, Class                                                                 6,471
                           JG

                   3,239   5.00%, 4/15/19, Series 2780, Class                                                                 3,236
                           YC

                   1,272   3.50%, 5/1/19, Gold Pool #E01668                                                                   1,205

                   9,110   4.00%, 5/1/19, Gold Pool #E01647                                                                   8,902

                     147   10.50%, 5/1/19, Pool #530940                                                                         159

                      81   12.00%, 7/1/19, Pool #555238                                                                          91

                     368   9.50%, 7/15/19, Series 11, Class D                                                                   369

                     139   9.50%, 2/15/20, Series 30, Class D                                                                   139

                   2,000   6.50%, 3/15/20, Series 2347, Class                                                                 2,105
                           VP

                     124   9.50%, 4/15/20, Series 22, Class C                                                                   124

                     157   9.60%, 4/15/20, Series 23, Class F                                                                   157

                   8,100   5.00%, 5/15/20, Series 2686, Class                                                                 8,225
                           GB

                       4   84.00%, 5/15/20, Series 41, Class I,                                                                   4
                           HB

                      12   10.00%, 6/1/20, Series 16, Class B,                                                                    3
                           IO

                   3,819   6.50%, 6/15/20, Series 2362, Class                                                                 3,873
                           PD

                     114   10.00%, 6/15/20, Series 47, Class                                                                    114
                           F

                      87   9.00%, 10/15/20, Series 1807, Class                                                                   93
                           G

                      62   9.20%, 10/15/20, Series 84, Class                                                                     62
                           F

                      25   8.13%, 11/15/20, Series 81, Class                                                                     26
                           A

                   2,500   6.00%, 12/15/20, Series 2392, Class                                                                2,602
                           PV

                      64   9.50%, 1/15/21, Series 99, Class Z                                                                    64

                     889   5.50%, 2/15/21, Series 2683, Class                                                                   930
                           VA

                       0   1066.21%, 2/15/21, Series 1045,                                                                        1
                           Class G, HB*

                      29   9.00%, 4/15/21, Series 1065, Class                                                                    31
                           J

                      88   2.58%, 5/15/21, Series 1084, Class                                                                    88
                           F*

                     120   28.48%, 5/15/21, Series 1079, Class                                                                  123
                           S, IF*

                      62   37.91%, 5/15/21, Series 1084, Class                                                                   65
                           S, IF*

                       0   1007.80%, 5/15/21, Series 1082,                                                                        1
                           Class D, HB

                     968   10.50%, 7/20/21, Gold Pool                                                                         1,081
                           #G80208

                       0   1009.50%, 8/15/21, Series 186,                                                                         0
                           Class I, HB

                      79   7.00%, 9/15/21, Series 1133, Class                                                                    79
                           H

                     119   8.50%, 9/15/21, Series 1144, Class                                                                   119
                           KB

                       0   1010.00%, 9/15/21, Series 180,                                                                         0
                           Class J, HB

                   7,168   6.00%, 10/15/21, Series 2686, Class                                                                  708
                           NS, IO, IF*

                  11,856   6.05%, 10/15/21, Series 2611, Class                                                                1,363
                           SH, IO, IF*

                       0   1009.50%, 10/15/21, Series 189,                                                                        0
                           Class K, HB

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                     246   7.50%, 11/15/21, Series 1179, Class                                                                  247
                           H

                       1   1181.25%, 11/15/21, Series 1172,                                                                       1
                           Class L, HB, IF*

                   1,119   8.00%, 1/15/22, Series 2827, Class                                                                 1,223
                           NT

                       4   996.96%, 1/15/22, Series 1196,                                                                        10
                           Class B, HB, IF*

                      98   9.00%, 4/1/22, Series 134, Class B,                                                                    1
                           IO

                     366   8.00%, 4/15/22, Series 1254, Class                                                                   373
                           N

                   1,025   6.50%, 5/1/22, Gold Pool #D95395                                                                   1,080

                   1,663   6.50%, 6/15/22, Series 2462, Class                                                                 1,784
                           NB

                     215   7.50%, 8/15/22, Series 1343, Class                                                                   223
                           LB

                     430   8.00%, 8/15/22, Series 1343, Class                                                                   448
                           LA

                   4,663   5.00%, 9/15/22, Series 2749, Class                                                                   413
                           PK, IO

                   5,200   6.00%, 10/15/22, Series 2323, Class                                                                5,404
                           VO

                     232   6.00%, 10/15/22, Series 1395, Class                                                                  235
                           G

                   2,301   7.00%, 10/15/22, Series 1401, Class                                                                2,388
                           J

                     766   7.00%, 10/15/22, Series 1374, Class                                                                  812
                           Z

                   4,870   6.50%, 11/1/22, Pool #G30234                                                                       5,132

                   2,000   5.00%, 11/15/22, Series 2672, Class                                                                1,982
                           ME

                     483   12.04%, 11/15/22, Series 1592,                                                                       499
                           Class KB, IF*

                   9,231   6.00%, 12/1/22, Pool #C90600                                                                       9,618

                   1,600   5.50%, 12/15/22, Series 2535, Class                                                                1,652
                           BK

                   3,000   5.00%, 1/15/23, Series 2702, Class                                                                 3,007
                           PC

                   5,000   5.00%, 1/15/23, Series 2715, Class                                                                 5,001
                           OG

                     132   7.15%, 1/15/23, Series 1517, Class                                                                   133
                           I

                      77   2.76%, 2/15/23, Series 1470, Class                                                                    77
                           F*

                   2,681   7.50%, 2/15/23, Series 1466, Class                                                                 2,871
                           PZ

                   3,000   6.90%, 4/15/23, Series 1543, Class                                                                 3,202
                           VM

                   1,272   5.00%, 5/15/23, Series 1798, Class                                                                 1,292
                           F

                     848   7.40%, 5/15/23, Series 1518, Class                                                                   841
                           G, IF*

                      78   16.97%, 5/15/23, Series 1505, Class                                                                   91
                           QB, IF*

                       2   1566.12%, 5/15/23, Series 204,                                                                        19
                           Class E, HB, IF*

                  24,383   4.95%, 6/15/23, Series 2626, Class                                                                 2,044
                           NS, IO, IF*

                     680   6.50%, 6/15/23, Series 1526, Class                                                                   716
                           L

                     971   3.71%, 7/15/23, Series 1541, Class                                                                   977
                           O*

                   2,206   7.50%, 7/15/23, Series 1677, Class                                                                 2,429
                           Z

                   1,000   2.88%, 8/15/23, Series 1611, Class                                                                 1,029
                           JA*

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                     215   3.32%, 8/15/23, Series 1570, Class                                                                   218
                           F*

                     538   20.01%, 8/15/23, Series 1570, Class                                                                  668
                           SA, IF*

                   2,000   6.90%, 9/15/23, Series 1578, Class                                                                 2,128
                           K

                     255   7.00%, 9/15/23, Series 1578, Class                                                                    45
                           V, IO

                   1,240   27.60%, 9/15/23, Series 2571, Class                                                                1,708
                           SK, IF*

                   4,774   6.25%, 10/15/23, Series 1591, Class                                                                4,996
                           PV

                     372   9.89%, 10/15/23, Series 1689, Class                                                                  399
                           SD, IF*

                      29   17.47%, 10/15/23, Series 1602,                                                                        30
                           Class SA, IF*

                  12,415   4.50%, 11/15/23, Series 1813, Class                                                                1,321
                           J, IF, IO*

                     997   13.81%, 11/15/23, Series 1609,                                                                     1,093
                           Class LG, IF*

                   7,104   4.50%, 12/15/23, Series 2716, Class                                                                6,659
                           UN, IO

                   4,000   5.00%, 12/15/23, Series 2720, Class                                                                3,998
                           PC

                   1,000   6.50%, 12/15/23, Series 2283, Class                                                                1,086
                           K

                   4,015   6.50%, 12/15/23, Series 1628, Class                                                                4,287
                           LZ

                   2,000   6.75%, 12/15/23, Series 1644, Class                                                                2,155
                           K

                     500   3.73%, 1/15/24, Series 1671, Class                                                                   503
                           HA*

                   1,835   6.00%, 2/1/24, Gold Pool #C90826                                                                   1,911

                      56   0.00%, 2/15/24, Series 1865, Class                                                                    50
                           D, PO

                   1,475   5.00%, 2/15/24, Series 2756, Class                                                                 1,493
                           NA

                      56   10.00%, 2/15/24, Series 1671, Class                                                                   60
                           QC, IF*

                      33   15.58%, 2/15/24, Series 1686, Class                                                                   35
                           SH, IF*

                     335   2.23%, 3/15/24, Series 1699, Class                                                                   338
                           FC*

                   1,000   7.00%, 3/15/24, Series 1695, Class                                                                 1,075
                           EB

                     233   23.28%, 3/15/24, Series 2033, Class                                                                   78
                           SN, IF, IO*

                     514   3.73%, 4/15/24, Series 1715, Class                                                                   517
                           FA*

                     128   6.50%, 5/1/24, Gold Pool #D53146                                                                     135

                     526   0.00%, 5/15/24, Series 2306, Class                                                                   467
                           K, PO

                   1,316   6.37%, 5/15/24, Series 2306, Class                                                                   205
                           SE, IF, IO*

                     568   7.50%, 8/15/24, Series 1745, Class                                                                   587
                           D

                   4,564   16.80%, 2/15/25, Series 2656, Class                                                                5,044
                           SH, IF*

                   2,189   6.50%, 3/15/26, Series 1829, Class                                                                 2,303
                           ZB

                   2,717   6.50%, 7/15/26, Series 1863, Class                                                                 2,844
                           Z

                   1,113   8.00%, 9/15/26, Series 1899, Class                                                                 1,188
                           ZE

                   1,110   7.50%, 1/15/27, Series 1963, Class                                                                 1,168
                           Z

                     706   9.00%, 1/15/27, Series 1606, Class                                                                   750

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                           SC, IF*

                     304   8.00%, 7/15/27, Series 1985, Class                                                                    52
                           PR, IO

                     594   7.50%, 9/15/27, Series 1987, Class                                                                   624
                           PE

                     456   6.00%, 11/15/27, Series 2132, Class                                                                  467
                           PD

                     940   14.95%, 2/15/28, Series 2189, Class                                                                1,044
                           SA, IF*

                     414   7.00%, 3/15/28, Series 2042, Class                                                                   427
                           T

                     328   7.00%, 3/15/28, Series 2038, Class                                                                    54
                           PN, IO

                   1,000   7.50%, 3/15/28, Series 2040, Class                                                                 1,079
                           PE

                     589   6.00%, 4/15/28, Series 2161, Class                                                                   602
                           PG

                   1,249   6.50%, 5/15/28, Series 2060, Class                                                                 1,300
                           Z

                   3,475   6.50%, 6/15/28, Series 2061, Class                                                                   583
                           DC, IO

                   7,700   6.50%, 8/15/28, Series 2075, Class                                                                 8,055
                           PH

                   2,000   6.00%, 9/15/28, Series 2086, Class                                                                 2,085
                           GB

                     322   12.90%, 9/15/28, Series 2313, Class                                                                  329
                           SV, IF*

                     714   6.50%, 10/15/28, Series 2362, Class                                                                  722
                           PJ

                     506   7.00%, 10/15/28, Series 2089, Class                                                                   89
                           PJ, IO

                     176   6.00%, 11/1/28, Gold Pool #C18115                                                                    183

                   1,865   6.50%, 1/1/29, Gold Pool #C00701                                                                   1,962

                   4,618   5.90%, 1/15/29, Series 2111, Class                                                                   447
                           SB, IF, IO*

                   1,397   6.00%, 2/15/29, Series 2125, Class                                                                 1,449
                           JZ

                   1,232   6.50%, 3/15/29, Series 2132, Class                                                                 1,293
                           ZL

                     828   23.40%, 3/15/29, Series 2132, Class                                                                1,020
                           SB, IF*

                     117   7.00%, 4/15/29, Series 2141, Class                                                                    22
                           IO, IO

                   1,369   8.50%, 4/15/29, Series 2303, Class                                                                 1,668
                           ZN

                     445   7.50%, 6/15/29, Series 2163, Class                                                                    67
                           PC, IO

                     277   7.00%, 7/1/29, Pool #29470                                                                           294

                     865   7.00%, 8/15/29, Series 2178, Class                                                                   916
                           PB

                   1,716   6.00%, 11/15/29, Series 2460, Class                                                                1,783
                           VZ

                   1,382   8.00%, 11/15/29, Series 2201, Class                                                                1,476
                            C

                     599   4.44%, 1/1/30, Pool #645242*                                                                         617

                   3,725   8.00%, 1/15/30, Series 2209, Class                                                                 4,059
                           TC

                   1,688   8.00%, 1/15/30, Series 2210, Class                                                                 1,795
                           Z

                   1,000   8.00%, 3/15/30, Series 2224, Class                                                                 1,057
                           CB

                      41   20.48%, 3/15/30, Series 2534, Class                                                                   41
                           SN, IF*

                   2,000   6.00%, 5/15/30, Series 2565, Class                                                                 2,048
                           MB

                     680   8.50%, 8/1/30, Pool #A12679                                                                          743

                     609   7.50%, 8/15/30, Series 2247, Class                                                                   626

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                           Z

                   2,000   7.25%, 9/15/30, Series 2256, Class                                                                 2,108
                           MC

                     411   9.00%, 9/15/30, Series 2254, Class                                                                   452
                           Z

                   3,437   7.00%, 10/15/30, Series 2259, Class                                                                3,608
                           ZM

                   4,677   7.25%, 12/15/30, Series 2271, Class                                                                4,887
                           PC

                   2,880   5.50%, 1/15/31, Series 2744, Class                                                                 3,049
                           PC

                   1,500   7.00%, 3/15/31, Series 2296, Class                                                                 1,575
                           PD

                   2,625   6.50%, 4/15/31, Series 2317, Class                                                                 2,684
                           VG

                   1,881   4.00%, 6/15/31, Series 2694, Class                                                                 1,888
                           BA

                     645   8.50%, 6/15/31, Series 2359, Class                                                                   764
                           ZB

                     999   8.50%, 6/15/31, Series 2388, Class                                                                 1,095
                           UZ

                   5,251   6.50%, 8/15/31, Series 2344, Class                                                                 5,490
                           ZD

                     939   6.50%, 8/15/31, Series 2345, Class                                                                   976
                           NE

                   1,221   6.50%, 8/15/31, Series 2344, Class                                                                 1,273
                           ZJ

                   1,201   8.50%, 9/15/31, Series 2519, Class                                                                 1,303
                           BT

                     550   16.77%, 10/15/31, Series 2368,                                                                       636
                           Class AS, IF*

                     948   5.00%, 1/15/32, Series 2640, Class                                                                   321
                           UG, IO

                   2,000   6.50%, 1/15/32, Series 2399, Class                                                                 2,100
                           TH

                   4,000   0.00%, 2/15/32, Series 2513, Class                                                                 3,394
                           YO, PO

                   2,810   5.00%, 2/15/32, Series 2672, Class                                                                 2,793
                           WD

                   2,000   6.38%, 2/15/32, Series 2410, Class                                                                 2,097
                           OE

                   1,932   7.05%, 2/15/32, Series 2410, Class                                                                   195
                           QX, IF, IO*

                   2,000   15.34%, 2/15/32, Series 2410, Class                                                                2,241
                           QS, IF*

                   2,356   6.35%, 3/15/32, Series 2444, Class                                                                   187
                           ES, IF, IO*

                   3,000   7.00%, 3/15/32, Series 2423, Class                                                                 3,147
                           MT

                   2,000   7.00%, 3/15/32, Series 2423, Class                                                                 2,107
                           MC

                   2,000   7.00%, 4/15/32, Series 2434, Class                                                                 2,124
                           TC

                   5,000   7.00%, 4/15/32, Series 2436, Class                                                                 5,350
                           MC

                   4,000   5.50%, 5/15/32, Series 2744, Class                                                                 4,072
                           TU

                   2,060   7.00%, 5/15/32, Series 2450, Class                                                                 2,145
                           GZ

                     474   7.00%, 7/1/32, Pool #C68485                                                                          503

                   3,636   7.50%, 7/25/32, Series T-41, Class                                                                 3,954
                           3A

                   1,477   7.00%, 8/1/32, Gold Pool #G01448                                                                   1,568

                   6,910   5.40%, 2/15/33, Series 2599, Class                                                                   678
                           DS, IF, IO*

                   4,077   5.95%, 2/15/33, Series 2597, Class                                                                   361
                           DS, IF, IO*

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                   5,547   5.50%, 3/15/33, Series 2610, Class                                                                   562
                           DS, IF, IO*

                   5,152   6.50%, 3/15/33, Series 2586, Class                                                                   976
                           WI, IO

                   1,535   5.00%, 6/15/33, Series 2624, Class                                                                   327
                           IU, IO

                     390   5.00%, 7/15/33, Series 2753, Class                                                                   389
                           Z

                   1,383   0.00%, 8/15/33, Series 2663, Class                                                                   981
                           EO, PO

                   7,538   5.50%, 8/15/33, Series 2744, Class                                                                 7,916
                           PD

                   1,300   0.00%, 9/15/33, Series 2733, Class                                                                 1,238
                           GF, IF*

                   1,830   12.87%, 9/15/33, Series 2683, Class                                                                1,787
                           SG, IF*

                   7,212   5.50%, 10/1/33, Gold Pool #A13625                                                                  7,329

                   2,600   0.00%, 10/15/33, Series 2684, Class                                                                1,446
                           TO, PO

                   3,115   6.53%, 10/15/33, Series 2682, Class                                                                2,254
                           YS, IF*

                   2,321   6.60%, 10/15/33, Series 2691, Class                                                                1,713
                           WS, IF*

                   1,911   6.00%, 11/1/33, Gold Pool #A16253                                                                  1,978

                   3,199   6.11%, 11/15/33, Series 2705, Class                                                                2,399
                           SD, IF*

                   1,352   6.60%, 11/15/33, Series 2705, Class                                                                  994
                           SC, IF*

                   2,788   6.00%, 12/1/33, Gold Pool #A16843                                                                  2,884

                     450   0.00%, 1/15/34, Series 2727, Class                                                                   296
                           PO, PO

                   6,000   6.68%, 1/15/34, Series 2727, Class                                                                 3,951
                           BS, IF*

                   2,250   8.80%, 1/15/34, Series 2739, Class                                                                 1,962
                           S, IF*

                   1,593   0.00%, 2/15/34, Series 2744, Class                                                                 1,267
                           QO *

                     998   0.00%, 2/15/34, Series 2744, Class                                                                   883
                           FE, IF*

                   1,700   8.80%, 2/15/34, Series 2753, Class                                                                 1,391
                           S, IF*

                   1,500   0.00%, 3/15/34, Series 2769, Class                                                                 1,047
                           PO, PO

                   1,400   8.80%, 4/15/34, Series 2778, Class                                                                 1,410
                           LS

                   2,136   6.50%, 7/1/34, Gold Pool #A24712                                                                   2,244

                   2,500   0.00%, 8/15/34, Series 2846, Class                                                                 1,819
                           PO, PO

                     997   7.50%, 8/25/42, Series T-51, Class                                                                 1,071
                           2A

                   7,944   6.50%, 2/25/43, Series T-54, Class                                                                 8,404
                           2A

                   2,237   7.00%, 2/25/43, Series T-54, Class                                                                 2,402
                           3A

                   1,711   0.00%, 9/25/43, Series T-58, Class                                                                 1,512
                           A, PO

                     837   6.50%, 9/25/43, Series T-51, Class                                                                   885
                           1A                                                                                               -------
                                                                                                                            557,902
                                                                                                                            -------

Government National Mortgage Assoc.  (9.4%):

                      18   8.00%, 1/15/08, Pool #19368                                                                           19

                      24   8.00%, 2/15/08, Pool #20040                                                                           25

                       6   8.50%, 7/15/08, Pool #20682                                                                            7

                       5   8.50%, 8/15/08, Pool #23102                                                                            6

                      20   8.50%, 8/15/08, Pool #27089                                                                           22

                     984   6.50%, 11/20/11, Series 02-2, Class                                                                  985
                           VC

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                   2,490   6.00%, 3/20/12, Series 02-70, Class                                                                2,626
                           AV

                   5,477   6.00%, 3/20/13, Series 02-67, Class                                                                5,673
                           VA

                   4,372   6.00%, 11/20/13, Series 02-79,                                                                     4,575
                           Class KV

                   1,765   5.50%, 12/20/13, Series 03-4, Class                                                                1,840
                           NY

                     334   7.00%, 9/15/14, Pool #514610                                                                         356

                   2,215   6.00%, 12/20/14, Series 02-71,                                                                     2,334
                           Class VJ

                   3,727   8.00%, 1/15/16, Pool #781570                                                                       4,003

                     493   7.00%, 10/15/16, Pool #553974                                                                        526

                   1,671   6.00%, 4/20/17, Pool #3222                                                                         1,761

                   2,663   6.50%, 7/20/17, Series 01-60, Class                                                                2,785
                           VP

                   2,445   6.50%, 9/20/17, Series 02-47, Class                                                                2,536
                           VB

                     464   7.50%, 11/15/17, Pool #600065                                                                        497

                   1,847   6.00%, 12/20/17, Series 02-88,                                                                     1,930
                           Class VA

                   2,289   6.00%, 6/15/18, Pool #615791                                                                       2,418

                   5,000   6.50%, 7/20/19, Series 02-36, Class                                                                5,199
                           VB

                     982   8.50%, 9/15/20, Series 77, Class H                                                                   987

                     113   11.00%, 1/15/21, Pool #780709                                                                        128

                     770   6.50%, 7/20/22, Series 02-40, Class                                                                  773
                           VD

                     118   8.00%, 9/15/22, Pool #297628                                                                         130

                      62   7.50%, 11/15/22, Pool #313110                                                                         67

                     508   9.00%, 2/26/23, Series 02-33, Class                                                                  542
                           SY, IF*

                     565   6.50%, 3/15/23, Pool #554105                                                                         600

                      34   7.50%, 3/15/23, Pool #345288                                                                          37

                   1,364   7.00%, 8/15/23, Pool #623185                                                                       1,462

                       1   6.50%, 10/16/23, Series 96-6, Class                                                                    1
                           PH

                   1,219   6.50%, 11/15/23, Pool #628407                                                                      1,295

                     829   7.99%, 7/16/24, Series 94-4, Class                                                                   893
                           KQ

                   4,750   6.50%, 10/16/24, Series 94-7, Class                                                                5,091
                           PQ

                      68   8.50%, 3/20/25, Pool #1974                                                                            75

                     120   8.50%, 5/20/25, Pool #2006                                                                           132

                  20,188   6.70%, 9/16/25, Series 00-21, Class                                                                1,017
                           S, IO, IF*

                     726   7.50%, 9/17/25, Series 98-26, Class                                                                  777
                           K

                   4,000   7.50%, 6/16/26, Series 00-9, Class                                                                 4,227
                           PB

                      62   8.00%, 6/20/26, Pool #2234                                                                            68

                     615   6.38%, 8/15/26, Pool #441957                                                                         650

                   1,646   7.50%, 8/16/26, Series 96-16, Class                                                                1,748
                           E

                      76   8.00%, 8/20/26, Pool #2270                                                                            83

                      65   8.00%, 11/20/26, Pool #2324                                                                           71

                     352   7.50%, 2/20/27, Series 97-2, Class                                                                   375
                           E

                     474   7.50%, 7/20/27, Series 97-11, Class                                                                  502
                           D

                     146   8.00%, 10/20/27, Pool #2499                                                                          159

                      91   7.50%, 2/20/28, Pool #2549                                                                            97

                     782   6.50%, 3/15/28, Pool #554106                                                                         828

                      11   8.00%, 4/15/28, Pool #466027                                                                          12

                     161   7.50%, 7/15/28, Pool #450038                                                                         174

                      34   8.00%, 7/15/28, Pool #468066                                                                          37

                      57   7.50%, 8/15/28, Pool #476874                                                                          62

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.


                      23   7.50%, 8/15/28, Pool #482116                                                                          25

                     122   7.50%, 9/15/28, Pool #486537                                                                         132

                     180   7.50%, 9/20/28, Pool #2646                                                                           193

                     123   6.50%, 10/15/28, Pool #486631                                                                        130

                   3,436   5.50%, 11/20/28, Series 02-88,                                                                       253
                           Class LI, IO

                      46   8.00%, 11/20/28, Pool #2677                                                                           50

                   2,250   5.00%, 2/20/29, Series 03-98, Class                                                                2,306
                           PC

                   3,604   6.00%, 2/20/29, Series 99-4, Class                                                                 3,780
                           ZB

                   1,641   8.00%, 11/16/29, Series 99-41,                                                                     1,777
                           Class Z

                     172   9.35%, 11/16/29, Series 99-43,                                                                       190
                           Class TA

                     953   7.50%, 12/20/29, Series 99-44,                                                                     1,006
                           Class PC

                   4,381   8.00%, 12/20/29, Series 99-44,                                                                     4,670
                           Class ZG

                   2,205   31.25%, 1/16/30, Series 00-7, Class                                                                3,321
                           ST, IF*

                      28   9.00%, 2/15/30, Pool #479182                                                                          31

                   1,043   7.50%, 2/16/30, Series 00-16, Class                                                                1,109
                           ZN

                   3,099   7.50%, 2/16/30, Series 00-10, Class                                                                3,473
                           ZP

                   2,949   8.50%, 2/16/30, Series 00-9, Class                                                                 3,381
                           ZJ

                   2,193   31.25%, 2/16/30, Series 00-12,                                                                     3,239
                           Class ST, IF*

                   2,742   7.50%, 2/20/30, Series 00-6, Class                                                                 2,932
                           Z

                   2,620   9.00%, 3/16/30, Series 00-21, Class                                                                3,060
                           Z

                  13,023   5.90%, 4/16/30, Series 02-31, Class                                                                1,284
                           SE, IO, IF*

                   1,785   8.00%, 6/20/30, Series 00-9, Class                                                                 1,908
                           Z

                   1,635   7.75%, 9/20/30, Series 00-26, Class                                                                1,708
                           Z

                      44   9.00%, 10/15/30, Pool #479674                                                                         49

                     245   9.00%, 11/16/30, Series 00-36,                                                                        47
                           Class IK, IO

                     621   7.33%, 11/20/30, Series 00-36,                                                                       655
                           Class HC

                   1,732   7.15%, 12/20/30, Series 00-38,                                                                     1,806
                           Class AH

                     188   9.00%, 1/15/31, Pool #543873                                                                         208

                     610   25.57%, 4/20/31, Series 02-51,                                                                       746
                           Class SG, IF*

                     264   16.13%, 7/20/31, Series 01-32,                                                                       285
                           Class WA, IF*

                   1,913   6.45%, 8/16/31, Series 01-36, Class                                                                  129
                           S, IO, IF*

                   2,269   6.65%, 8/16/31, Series 01-35, Class                                                                  163
                           SA, IO, IF*

                   5,620   5.40%, 9/17/31, Series 03-95, Class                                                                  283
                           SC, IO, IF*

                   7,471   5.60%, 9/20/31, Series 03-76, Class                                                                  603
                           LS*

                   1,200   6.50%, 10/15/31, Pool #556255                                                                      1,268

                     810   21.03%, 11/20/31, Series 01-55,                                                                      945
                           Class SF, IF*

                   5,372   5.50%, 1/20/32, Series 03-4, Class                                                                   825
                           NI, IO

                   1,500   6.50%, 1/20/32, Series 02-7, Class                                                                 1,563
                           PG

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                            1,500   7.00%, 1/20/32, Series 02-4, Class                                                        1,595
                                    TD

                            3,261   7.00%, 1/20/32, Series 02-80, Class                                                       3,481
                                    EB

                              498   7.00%, 4/15/32, Pool #611453                                                                531

                            7,429   6.35%, 4/16/32, Series 02-24, Class                                                         750
                                    AG, IO, IF*

                            1,227   8.50%, 4/16/32, Series 02-24, Class                                                       1,396
                                    Z

                            2,146   9.53%, 4/16/32, Series 02-24, Class                                                       2,017
                                    SB, IF*

                            1,033   7.00%, 5/15/32, Pool #569423                                                              1,103

                            1,239   9.00%, 6/16/32, Series 02-41, Class                                                       1,321
                                    LS, IF*

                            2,000   6.50%, 6/20/32, Series 02-40, Class                                                       2,102
                                    UK

                            1,500   6.50%, 6/20/32, Series 02-45, Class                                                       1,569
                                    QE

                            1,400   6.50%, 7/15/32, Pool #591882                                                              1,479

                            1,058   7.00%, 7/15/32, Pool #552665                                                              1,129

                            1,500   6.50%, 7/16/32, Series 02-47, Class                                                       1,625
                                    PG

                            6,071   6.10%, 8/20/32, Series 02-70, Class                                                         495
                                    PS, IF, IO*

                            1,250   6.50%, 8/20/32, Series 02-54, Class                                                       1,303
                                    GB

                            1,027   6.50%, 9/15/32, Pool #577657                                                              1,085

                              264   7.50%, 9/15/32, Pool #530740                                                                285

                              793   7.50%, 1/15/33, Pool #591420                                                                854

                              953   6.50%, 2/15/33, Pool #607645                                                              1,007

                           15,487   6.10%, 2/16/33, Series 03-11, Class                                                       1,541
                                    SK, IO, IF*

                              486   0.00%, 3/16/33, Series 03-24, Class                                                         424
                                    PO, PO

                            1,075   6.50%, 4/15/33, Pool #604168                                                              1,136

                            1,078   7.00%, 5/15/33, Pool #615786                                                              1,149

                            1,688   7.00%, 6/15/33, Pool #781614                                                              1,819

                              916   0.00%, 8/20/33, Series 03-66, Class                                                         605
                                    EO, PO

                            1,970   3.50%, 9/20/33, Pool #3484                                                                1,765

                              440   0.00%, 10/20/33, Series 03-86,                                                              296
                                    Class CO, PO

                            1,220   0.00%, 10/20/33, Series 03-90,                                                            1,074
                                    Class PO, PO

                           17,292   4.95%, 12/16/33, Series 03-112,                                                           1,045
                                    Class SA, IO*

                           25,770   3.90%, 2/20/34, Series 04-11, Class                                                       1,403
                                    SW, IO*

                            1,465   15.26%, 4/16/34, Series 04-28,                                                            1,682
                                    Class S, IF*                                                                          ---------
                                                                                                                            151,822
                                                                                                                          ---------
TOTAL U.S. GOVERNMENT AGENCY MORTGAGES                                                                                    1,183,615
                                                                                                                          ---------

U.S. GOVERNMENT AGENCY SECURITIES (1.2%):
Fannie Mae (0.9%):

                            2,000   6.63%, 9/15/09                                                                            2,256

                            2,000   7.25%, 1/15/10                                                                            2,322

                            1,000   5.50%, 3/15/11 (d)                                                                        1,078

                            6,100   6.13%, 3/15/12 (d)                                                                        6,806

                            1,426   8.00%, 1/1/16                                                                             1,524
                                                                                                                          ---------
                                                                                                                             13,986
                                                                                                                          ---------
Freddie Mac (0.3%):

                            3,000   6.63%, 9/15/09                                                                            3,388
                            1,000   6.88%, 9/15/10 (d)                                                                        1,152
                                                                                                                          ---------
                                                                                                                              4,540
                                                                                                                          ---------

Other U.S. Agencies (0.0%):

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                               695   Federal Housing Administration,                                                            698
                                                                                                                         ----------
                           Merrill Lynch Project, 7.43%, 8/1/20
TOTAL U.S. GOVERNMENT AGENCY SECURITIES                                                                                      19,224
                                                                                                                         ----------

U.S. TREASURY OBLIGATIONS (1.2%):
U.S. Treasury Bonds (0.7%):

                             2,000   10.38%, 11/15/12                                                                         2,437

                             4,750   12.00%, 8/15/13                                                                          6,273

                             1,900   11.75%, 11/15/14                                                                         2,632
                                                                                                                         ----------
                                                                                                                             11,342
                                                                                                                         ----------

U.S. Treasury Notes (0.0%):

                               500   6.50%, 2/15/10 (d)                                                                         574
                                                                                                                         ----------
U.S. Treasury STRIPS (0.5%):

                             1,750   11/15/14 (d)                                                                             1,120

                             1,000   2/15/09 (d)                                                                                865

                             2,000   2/15/13 (d)                                                                              1,412

                               750   2/15/14                                                                                    501

                               250   2/15/16                                                                                    149

                               300   5/15/11 (d)                                                                                233

                             1,250   5/15/12 (d)                                                                                919

                             1,800   5/15/14                                                                                  1,186

                             2,500   8/15/14 (d)                                                                              1,625
                                                                                                                         ----------
                                                                                                                              8,010
                                                                                                                         ----------
TOTAL U.S. TREASURY OBLIGATIONS                                                                                              19,926
                                                                                                                         ----------

INVESTMENT COMPANIES  (4.0%):

                             65,030  One Group Prime Money Market                                                            65,030
                                                                                                                         ----------
                                     Fund, Class I (c)
TOTAL INVESTMENT COMPANIES                                                                                                   65,030
                                                                                                                         ----------
REPURCHASE AGREEMENT  (7.1%):

Bank holding companies  (7.1%):

                            113,849  State Street Bank and Trust, 1.00%,                                                    113,849
                                     01/1/04 (Proceeds at maturity                                                        ----------
                                     $113,852, collateralized by various
                                     U.S. Government securities)

TOTAL REPURCHASE AGREEMENT                                                                                                  113,849
                                                                                                                         ----------
SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING  (0.8%):

                             12,951  Pool of various securities for One                                                      12,951
                                     Group Bond Funds #                                                                  ----------

TOTAL SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING                                                        12,951
                                                                                                                         ----------

TOTAL (COST $1,601,198) (a)                                                                                              $1,628,084
                                                                                                                         ==========

------------

Percentages indicated are based on net assets of $1,610,276.
(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

Unrealized appreciation............................................   $ 39,464
Unrealized depreciation............................................  ($ 12,578)
                                                                      --------
Net unrealized appreciation (depreciation).........................   $ 26,886
                                                                      ========

     Aggregate cost for federal income tax purposes differs from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities have been determined to be liquid under procedures established by the Board of Trustees.

(c)   Investment in affiliate.

(d) Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction. Amounts shown as 0 rounded to less than 1,000.

* The interest rate for this variable rate note, which will change periodically, is based upon prime rates or an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at September 30, 2004.

# The cash collateral received by the Fund was pooled and at September 30, 2004 was invested in Commercial Paper (with interest rates ranging from 1.61% to 1.96% and maturity dates ranging from October 2004 through July
      2005), Repurchase Agreements (with interest rates ranging from 1.82% to 2.06% and maturity dates of October 1, 2004), and Master Notes (with interest rates ranging from 1.68% to 2.30% and maturity dates ranging from October 2004 to July 2007).

ONE GROUP MUTUAL FUNDS
GOVERNMENT BOND FUND
Schedule of Portfolio Investments                             September 30, 2004
(Amounts in thousands)
(Unaudited)

THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("THE LIST") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

         SHARES
           OR
        PRINCIPAL          SECURITY
         AMOUNT            DESCRIPTION                                                                                       VALUE
         ------            -----------                                                                                       -----
U.S. GOVERNMENT AGENCY MORTGAGES (59.2%):
Fannie Mae (30.6%):
                      94   7.00%, 9/1/07, Pool #185265                                                                      $    98

                     199   7.00%, 4/1/08, Pool #211750                                                                          211

                   2,026   8.30%, 10/25/08, Series 93-197,                                                                    2,134
                           Class SC*

                     553   6.25%, 1/25/09, Series 94-12, Class                                                                  569
                           C

                   1,206   19.18%, 2/25/09, Series 94-13,                                                                     1,387
                           Class SM, IF*

                   8,000   6.00%, 6/25/09, Series 94-86, Class                                                                8,359
                           PJ

                     322   7.00%, 7/1/10, Pool #250326                                                                          342

                     290   6.50%, 12/1/10, Pool #332301                                                                         307

                     956   6.00%, 3/1/11, Pool #340683                                                                        1,005

                   1,807   8.00%, 11/1/12, Pool #535710                                                                       1,931

                   9,394   6.00%, 1/17/13, Series 98-37, Class                                                                9,621
                           VB

                     433   6.00%, 4/1/13, Pool #425482                                                                          455

                  27,152   4.50%, 6/1/13, Pool #254758                                                                       27,456

                   2,852   6.50%, 6/25/13, Series 94-1, Class                                                                 2,921
                           K

                   1,893   6.35%, 8/25/13, Series 93-225B,                                                                    1,940
                           Class VG

                     386   7.50%, 6/1/14, Pool #250081                                                                          416

                     326   7.50%, 7/1/14, Pool #250082                                                                          352

                   1,630   6.00%, 8/1/14, Pool #598032                                                                        1,713

                      13   10.00%, 10/1/16, Pool #70110                                                                          14

                   4,244   5.50%, 11/1/16, Pool #618192                                                                       4,399

                  10,000   5.00%, 11/25/16, Series 03-35,                                                                    10,161
                           Class MD

                   3,000   5.50%, 2/25/17, Series 02-3, Class                                                                 3,100
                           PG

                   3,190   6.00%, 2/25/17, Series 02-2, Class                                                                 3,328
                           UC

                   5,000   5.50%, 4/25/17, Series 02-18, Class                                                                5,239
                           PC

                     638   10.00%, 9/1/17, Pool #303969                                                                         716

                   6,502   5.00%, 11/25/17, Series 02-73,                                                                     6,547
                           Class OE

                     700   9.50%, 6/25/18, Series 88-16, Class                                                                  766
                           B

                      46   10.00%, 10/1/19, Pool #231675                                                                         51

                     638   7.00%, 5/25/20, Series 90-57                                                                         678

                      13   10.00%, 7/1/20, Pool #050318                                                                          14

                      49   10.00%, 11/1/21, Pool #208374                                                                         55

                   8,738   6.00%, 3/1/22, Pool #254231                                                                        9,113

                     116   7.50%, 7/25/22, Series G92-35,                                                                       123
                           Class EB

                   1,586   8.00%, 7/25/22, Series G92-44,                                                                     1,718
                           Class ZQ

                   5,000   5.50%, 11/25/22, Series 03-74,                                                                     5,038
                           Class VL

                   1,209   0.00%, 5/25/23, Series 93-146,                                                                     1,073
                           Class E, PO

                   5,000   5.00%, 5/25/23, Series 04-2, Class                                                                 4,950

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                           OE

                   1,533   6.50%, 5/25/23, Series 94-110,                                                                     1,616
                           Class H

                     317   0.00%, 8/25/23, Series 93-217,                                                                       282
                           Class H, PO

                     190   0.00%, 9/25/23, Series 93-228,                                                                       164
                           Class G, PO

                     204   0.00%, 9/25/23, Series 93-205,                                                                       179
                           Class H, PO

                   7,400   7.00%, 9/25/23, Series 93-155,                                                                     8,080
                           Class PJ

                   3,305   5.00%, 11/1/23, Pool #762498                                                                       3,321

                   9,094   6.35%, 12/25/23, Series 94-43,                                                                     9,688
                           Class PJ

                  10,000   4.50%, 1/25/24, Series 03-128,                                                                     9,343
                           Class DY

                   5,042   7.00%, 1/25/24, Series 94-62, Class                                                                5,438
                           PJ

                     693   7.00%, 2/1/24, Pool #190257                                                                          741

                  10,556   6.00%, 3/25/24, Series 94-51, Class                                                               11,098
                           PV

                   4,500   6.50%, 3/25/24, Series 94-37, Class                                                                4,754
                           L

                     139   9.00%, 12/1/24, Pool #353898                                                                         156

                     349   7.00%, 8/1/25, Pool #315500                                                                          372

                     677   0.00%, 11/25/26, Series 97-47,                                                                       672
                           Class PA, PO

                   1,118   6.00%, 9/1/28, Pool #405220                                                                        1,162

                   3,020   5.50%, 2/1/29, Pool #483802                                                                        3,081

                   1,400   6.25%, 2/25/29, Series 94-W4, Class                                                                1,455
                           A9

                  10,000   6.00%, 6/25/29, Series 02-W7, Class                                                               10,564
                           A4

                   2,817   7.50%, 2/20/30, Series 00-8, Class                                                                 3,011
                           Z

                     203   7.50%, 3/1/30, Pool #524949                                                                          218

                     601   7.50%, 4/1/30, Pool #530816                                                                          645

                     288   7.50%, 4/1/30, Pool #536916                                                                          309

                  10,000   6.00%, 7/25/31, Series 01-33, Class                                                                1,834
                           ID, IO

                  20,000   5.00%, 12/25/32, Series 03-81,                                                                    19,919
                           Class MC

                   6,871   5.50%, 12/25/32, Series 02-86,                                                                     7,193
                           Class EJ

                  27,029   5.50%, 5/1/33, Pool #702435                                                                       27,454

                   8,175   5.37%, 8/25/33, Series 03-W18,                                                                     8,316
                           Class 1A6

                   8,980   4.00%, 9/1/33, Series 343, Class 23,                                                               1,280
                           IO

                  11,320   5.00%, 11/1/33, Pool #747628                                                                      11,233

                   9,301   5.50%, 12/1/33, Pool #753662                                                                       9,447

                   9,207   5.50%, 1/1/34, Pool #755615                                                                        9,352

                   5,721   6.50%, 12/25/42, Series 03-W1,                                                                     6,050
                           Class 1A1

                   2,670   7.50%, 12/25/42, Series 03-W1,
                           Class 2A                                                                                           2,889
                                                                                                                            -------
                                                                                                                            299,616
                                                                                                                            =======

Freddie Mac  (23.0%):
                       6   9.00%, 11/1/05, Pool #B00203                                                                           6

                       0   9.00%, 5/1/06, Pool #B00282                                                                            0

                     340   7.00%, 10/15/06, Series 1150, Class                                                                  340
                           I

                   3,940   6.50%, 4/15/08, Series 1489, Class                                                                 4,076
                           I

                     919   12.78%, 11/15/08, Series 1604,                                                                       997
                           Class MB, IF*

                     591   13.12%, 12/15/08, Series 1625,                                                                       665
                           Class SC, IF*

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                     413   7.50%, 4/1/09, Gold Pool #E00315                                                                     440

                     930   7.50%, 8/1/09, Gold Pool #G10740                                                                     988

                      45   9.00%, 8/1/09, Pool #279063                                                                           49

                      78   9.00%, 12/1/09, Pool #256360                                                                          81

                     275   8.50%, 1/1/10, Gold Pool #G10305                                                                     297

                     848   7.50%, 9/1/10, Gold Pool #E62448                                                                     901

                   1,886   6.00%, 6/15/11, Series 2366, Class                                                                 1,963
                           VG

                     108   6.50%, 12/1/12, Gold Pool #E00523                                                                    115

                   2,736   5.00%, 12/1/13, Gold Pool #E73637                                                                  2,796

                   8,912   5.50%, 1/15/14, Series 2571, Class                                                                 9,307
                           PV

                   3,731   6.00%, 4/1/14, Gold Pool #E76504                                                                   3,922

                     951   6.00%, 4/1/14, Gold Pool #E76438                                                                   1,000

                   5,880   6.50%, 6/1/14, Gold Pool #E00678                                                                   6,230

                       0   9.50%, 4/1/16, Pool #170161                                                                            0

                   1,375   6.50%, 8/15/16, Series 2345, Class                                                                 1,451
                           PQ

                   1,617   5.00%, 12/1/16, Pool #E89027                                                                       1,650

                      84   6.00%, 2/15/17, Series 2108, Class                                                                    84
                           VB

                      24   9.00%, 10/1/17, Gold Pool #A00756                                                                     26

                  15,000   5.00%, 2/15/18, Series 2578, Class                                                                14,981
                           P6

                      10   9.00%, 4/1/18, Gold Pool #A01143                                                                      10

                       1   9.00%, 10/1/20, Gold Pool #A01134                                                                      1

                       6   9.00%, 1/1/21, Gold Pool #A00948                                                                       6

                       7   9.00%, 6/1/21, Gold Pool #A01017                                                                       8

                   5,000   5.00%, 6/15/21, Series 2749, Class                                                                 5,022
                           TD

                       9   9.00%, 7/1/21, Gold Pool #A01093                                                                      11

                      22   9.00%, 9/1/21, Gold Pool #D32271                                                                      25

                       8   9.00%, 11/1/21, Gold Pool #D11866                                                                      9

                      10   9.00%, 11/1/21, Gold Pool #D11191                                                                     11

                      23   9.00%, 5/1/22, Gold Pool #D19203                                                                      26

                     430   8.00%, 8/15/22, Series 1343, Class                                                                   448
                           LA

                      35   7.00%, 8/25/22, Series 13, Class                                                                      35
                           PL

                   2,934   5.50%, 9/15/22, Series 1367, Class                                                                 2,995
                           K

                     219   6.50%, 11/15/22, Series 1552, Class                                                                  219
                           HB

                   8,837   6.00%, 10/15/23, Series 1785, Class                                                                9,218
                           A

                     585   10.00%, 10/15/23, Series 1591,                                                                       668
                           Class E

                     423   7.00%, 11/1/23, Series 155, Class                                                                     77
                           IO

                   2,007   6.50%, 12/15/23, Series 1633, Class                                                                2,116
                           Z

                   1,166   6.50%, 1/1/24, Gold Pool #C80091                                                                   1,231

                   3,000   6.50%, 3/15/24, Series 1694, Class                                                                 3,255
                           PK

                     294   8.50%, 5/1/24, Gold Pool #G00229                                                                     325

                     195   8.50%, 7/1/24, Gold Pool #C00354                                                                     215

                     121   7.50%, 9/1/24, Gold Pool #D56307                                                                     131

                     311   8.00%, 11/1/24, Gold Pool #C00376                                                                    340

                     261   7.00%, 8/1/25, Gold Pool #C00418                                                                     278

                     195   7.50%, 8/1/25, Gold Pool #C00414                                                                     210

                     151   7.00%, 9/1/25, Gold Pool #D63303                                                                     161

                     434   8.00%, 9/1/25, Gold Pool #D63705                                                                     475

                     784   7.00%, 4/1/26, Gold Pool #D69811                                                                     835

                     332   6.50%, 6/1/26, Pool #250575                                                                          350

                  11,800   6.50%, 10/17/26, Series 1985, Class                                                               12,220
                           PL

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                   1,247   3.58%, 1/1/27, Pool #611141*                                                                       1,289

                   2,965   6.00%, 2/15/27, Series 2091, Class                                                                 2,992
                           PF

                   3,116   6.25%, 4/15/27, Series 2018, Class                                                                 3,131
                           PE

                   1,600   7.00%, 10/15/27, Series 1999, Class                                                                1,696
                           PU

                     845   6.50%, 1/15/28, Series 2137, Class                                                                   853
                           TM

                  10,000   4.50%, 2/15/28, Series 2631, Class                                                                 9,857
                           TE

                   3,508   7.00%, 2/15/28, Series 2031, Class                                                                 3,720
                           PG

                   8,687   6.95%, 3/15/28, Series 2035, Class                                                                 9,133
                           PC

                   8,299   6.50%, 6/15/28, Series 2064, Class                                                                 8,672
                           PD

                     429   8.50%, 7/1/28, Gold Pool #G00981                                                                     473

                  14,000   6.50%, 10/25/28, Series 98-64,                                                                    14,726
                           Class TM

                   3,370   6.00%, 11/15/28, Series 2095, Class                                                                3,535
                           PE

                     897   6.50%, 2/1/29, Gold Pool #C22459                                                                     943

                  10,000   5.00%, 3/15/29, Series 2684, Class                                                                10,100
                           PD

                   3,517   6.50%, 4/1/29, Gold Pool #C00742                                                                   3,697

                      66   6.50%, 4/1/29, Gold Pool #C24553                                                                      69

                   2,191   6.50%, 5/15/29, Series 2152, Class                                                                 2,299
                           BD

                   1,236   6.50%, 6/1/29, Gold Pool #C00785                                                                   1,300

                     115   6.50%, 7/1/29, Gold Pool #C29124                                                                     121

                     169   3.55%, 4/1/30, Pool #846812*                                                                         176

                  10,000   5.00%, 10/15/31, Series 2580, Class                                                                9,850
                           QM

                   4,000   6.50%, 10/15/31, Series 2367, Class                                                                4,263
                           ME

                   1,873   6.00%, 2/1/32, Gold Pool #C01292                                                                   1,939

                   3,531   3.25%, 4/15/32, Series 2647, Class                                                                 3,476
                           A

                  13,500   6.00%, 8/15/32, Series 2480, Class                                                                14,345
                           EJ

                   9,000   5.00%, 10/15/32, Series 2656, Class                                                                8,968
                           BG

                   6,078   6.50%, 2/25/43, Series T-54, Class                                                                 6,430
                           2A

                   4,483   0.00%, 5/25/43, Series T-56, Class                                                                 3,891
                           APO, PO
                                                                                                                            -------
                                                                                                                            225,240
                                                                                                                            =======

Government National Mortgage Assoc.  (5.6%):
                       2   9.00%, 6/15/05, Pool #283904                                                                           2

                       2   9.00%, 8/15/05, Pool #291836                                                                           2

                       1   9.00%, 9/15/05, Pool #292898                                                                           1

                       2   8.00%, 7/15/06, Pool #11337                                                                            2

                       2   7.50%, 7/15/07, Pool #17316                                                                            2

                       7   8.00%, 8/15/07, Pool #18539                                                                            7

                       9   8.00%, 8/15/07, Pool #18677                                                                           10

                       7   7.50%, 12/15/07, Pool #338189                                                                          7

                     116   6.50%, 7/15/08, Pool #349693                                                                         122

                      11   9.00%, 11/15/08, Pool #27932                                                                          12

                      15   6.50%, 3/15/09, Pool #367398                                                                          16

                      19   9.00%, 4/15/09, Pool #30352                                                                           20

                     272   6.50%, 5/15/09, Pool #366779                                                                         289

                       1   9.00%, 5/15/09, Pool #32214                                                                            1

                       1   9.50%, 7/15/09, Pool #34487                                                                            1

                      53   9.50%, 9/15/09, Pool #34878                                                                           58

                       6   9.50%, 10/15/09, Pool #36804                                                                           7

                       5   11.00%, 11/15/09, Pool #37615                                                                          5

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                   4,972   5.50%, 7/20/15, Series 04-62, Class                                                                5,210
                           VA

                       0   9.00%, 5/15/16, Pool #149877                                                                           0

                       1   9.00%, 6/15/16, Pool #157147                                                                           1

                       5   9.00%, 6/15/16, Pool #166130                                                                           6

                      10   9.00%, 7/15/16, Pool #158921                                                                          11

                       7   9.00%, 7/15/16, Pool #151273                                                                           8

                       4   9.00%, 7/15/16, Pool #167475                                                                           5

                      19   9.00%, 7/15/16, Pool #144968                                                                          21

                      19   9.50%, 8/15/16, Pool #177531                                                                          21

                      14   9.00%, 9/15/16, Pool #179044                                                                          15

                      11   9.00%, 10/15/16, Pool #173089                                                                         13

                       7   9.00%, 11/15/16, Pool #156478                                                                          7

                       8   9.00%, 11/15/16, Pool #183868                                                                          9

                       0   9.50%, 1/15/17, Pool #185619                                                                           0

                      34   9.00%, 2/15/17, Pool #195058                                                                          38

                       2   9.00%, 2/15/17, Pool #201757                                                                           2

                       4   9.00%, 8/15/17, Pool #225825                                                                           4

                      57   9.50%, 8/15/17, Pool #201217                                                                          64

                       6   9.50%, 8/15/17, Pool #218841                                                                           7

                      18   9.00%, 6/15/18, Pool #238161                                                                          20

                       9   9.50%, 8/15/18, Pool #248390                                                                          10

                      13   10.00%, 4/15/19, Pool #257047                                                                         15

                       4   10.00%, 5/15/19, Pool #269607                                                                          5

                       1   9.00%, 10/15/19, Pool #267676                                                                          1

                      43   9.50%, 12/15/19, Pool #281696                                                                         49

                       5   9.00%, 2/15/20, Pool #276157                                                                           5

                       5   9.50%, 9/15/20, Pool #292918                                                                           5

                       8   9.50%, 12/15/20, Pool #291865                                                                          9

                   1,053   9.00%, 8/15/21, Pool #306081                                                                       1,190

                     295   9.00%, 12/15/21, Pool #780284                                                                        333

                       5   7.50%, 2/15/22, Pool #324025                                                                           5

                      31   8.00%, 7/15/22, Pool #321560                                                                          34

                      24   7.50%, 8/15/22, Pool #337141                                                                          26

                       4   7.00%, 11/15/22, Pool #323008                                                                          4

                       2   7.00%, 12/15/22, Pool #339969                                                                          2

                      16   7.00%, 1/15/23, Pool #341536                                                                          17

                      98   7.00%, 1/15/23, Pool #332022                                                                         105

                      20   7.00%, 1/15/23, Pool #346214                                                                          21

                      24   7.00%, 1/15/23, Pool #342248                                                                          26

                      12   7.00%, 1/15/23, Pool #321675                                                                          13

                     262   7.00%, 4/15/23, Pool #348645                                                                         280

                      34   6.50%, 5/15/23, Pool #343208                                                                          36

                     107   7.00%, 5/15/23, Pool #221604                                                                         114

                      62   7.00%, 5/15/23, Pool #351041                                                                          66

                      88   7.00%, 5/15/23, Pool #346572                                                                          95

                      31   7.00%, 5/15/23, Pool #342348                                                                          33

                       5   7.00%, 5/15/23, Pool #338005                                                                           6

                      12   6.50%, 6/15/23, Pool #346624                                                                          13

                       8   6.50%, 6/15/23, Pool #349788                                                                           9

                      33   6.50%, 6/15/23, Pool #348677                                                                          35

                      19   6.50%, 6/15/23, Pool #358250                                                                          20

                     305   7.50%, 6/15/23, Pool #358801                                                                         330

                     363   7.50%, 6/15/23, Pool #359588                                                                         393

                      93   6.50%, 7/15/23, Pool #322200                                                                          99

                       2   7.00%, 7/15/23, Pool #350709                                                                           2

                      21   7.00%, 7/15/23, Pool #360889                                                                          22

                      13   7.00%, 7/15/23, Pool #353569                                                                          14

                       8   7.00%, 7/15/23, Pool #357782                                                                           9

                       4   7.00%, 7/15/23, Pool #354538                                                                           4

                      40   7.00%, 7/15/23, Pool #358382                                                                          43

                     158   7.00%, 7/15/23, Pool #362982                                                                         169

                       8   7.00%, 7/15/23, Pool #325977                                                                           9

                     106   7.00%, 7/15/23, Pool #346673                                                                         113

                      82   6.50%, 8/15/23, Pool #344505                                                                          87

                      62   6.50%, 8/15/23, Pool #353137                                                                          66

                      32   6.50%, 8/15/23, Pool #360738                                                                          34

                      66   6.50%, 8/15/23, Pool #356717                                                                          70

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                     121   6.50%, 9/15/23, Pool #345375                                                                         128

                       6   6.50%, 9/15/23, Pool #339041                                                                           6

                     118   6.00%, 10/15/23, Pool #364717                                                                        123

                      63   6.00%, 10/15/23, Pool #345389                                                                         66

                      10   6.00%, 10/15/23, Pool #370006                                                                         10

                      40   6.50%, 10/15/23, Pool #345391                                                                         43

                     279   8.00%, 10/15/23, Pool #354681                                                                        307

                       3   6.50%, 11/15/23, Pool #370927                                                                          4

                      39   6.50%, 11/15/23, Pool #369356                                                                         42

                      19   6.50%, 12/15/23, Pool #349944                                                                         21

                     122   6.50%, 12/15/23, Pool #349265                                                                        129

                      13   6.50%, 12/15/23, Pool #365740                                                                         14

                       7   6.50%, 12/15/23, Pool #370289                                                                          7

                      82   6.50%, 12/15/23, Pool #369830                                                                         87

                      59   6.50%, 1/15/24, Pool #379127                                                                          63

                     137   6.50%, 2/15/24, Pool #389200                                                                         145

                      13   6.50%, 2/15/24, Pool #380818                                                                          14

                      67   6.50%, 2/15/24, Pool #370338                                                                          71

                     441   6.50%, 2/15/24, Pool #362341                                                                         468

                   2,654   6.50%, 2/15/24, Pool #354747                                                                       2,817

                     346   7.00%, 3/15/24, Pool #379328                                                                         370

                     173   7.00%, 3/15/24, Pool #391552                                                                         185

                     516   7.00%, 4/15/24, Pool #379001                                                                         552

                      98   7.00%, 4/15/24, Pool #355128                                                                         105

                      10   7.50%, 6/15/24, Pool #389827                                                                          11

                      50   7.50%, 6/15/24, Pool #388747                                                                          54

                     226   8.00%, 9/15/24, Pool #403212                                                                         249

                      13   8.00%, 9/15/24, Pool #393908                                                                          14

                      85   8.50%, 10/15/24, Pool #407073                                                                         94

                     694   9.00%, 11/15/24, Pool #780029                                                                        783

                       9   7.50%, 6/15/25, Pool #401860                                                                           9

                       5   8.00%, 6/15/25, Pool #385370                                                                           6

                     131   8.00%, 7/15/25, Pool #377557                                                                         144

                     700   6.50%, 9/16/25, Series 96-6, Class                                                                   739
                           PK

                     380   7.50%, 3/15/26, Pool #422308                                                                         410

                      12   7.50%, 3/15/26, Pool #381163                                                                          13

                     345   8.00%, 7/15/26, Pool #412644                                                                         379

                       8   8.00%, 8/15/26, Pool #436445                                                                           9

                     302   8.00%, 11/20/26, Pool #2324                                                                          330

                     675   8.00%, 12/20/26, Pool #2344                                                                          737

                     273   7.50%, 3/15/27, Pool #432398                                                                         295

                   2,452   6.50%, 6/20/27, Series 97-19, Class                                                                2,480
                           PJ

                     291   4.75%, 7/20/27, Pool #80094*                                                                         295

                   3,988   6.25%, 8/20/27, Series 98-1, Class                                                                 4,044
                           PD

                     894   8.00%, 11/20/27, Pool #2512                                                                          973

                     703   7.50%, 1/15/28, Pool #461625                                                                         758

                   1,294   7.50%, 2/15/28, Pool #462562                                                                       1,395

                      12   7.00%, 6/15/28, Pool #472679                                                                          13

                   1,521   7.50%, 9/16/28, Series 99-33B,                                                                     1,527
                           Class PQ

                   4,327   6.50%, 9/20/28, Series 98-22, Class                                                                4,537
                           PD

                   2,496   6.00%, 5/20/29, Series 99-17, Class                                                                2,595
                           L

                   6,000   6.50%, 3/16/31, Series 01-10, Class                                                                6,431
                           PE

                   5,838   6.50%, 12/20/31, Series 01-64,                                                                     6,128
                           Class PB

                   3,324   6.50%, 4/1/32, Pool #545639                                                                        3,505
                                                                                                                            -------
                                                                                                                             54,806
                                                                                                                            =======
TOTAL U.S. GOVERNMENT AGENCY MORTGAGES                                                                                      579,662
                                                                                                                            =======

U.S. GOVERNMENT AGENCY SECURITIES (13.1%):
Fannie Mae (3.6%):

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                  15,000   7.16%, 5/11/05 (c)                                                                                15,450

                  10,000   5.88%, 2/2/06 (c)                                                                                 10,429

                  16,000   0.00%, 10/9/19                                                                                     6,960

                   9,200   0.00%, 5/29/26 (c)                                                                                 2,627
                                                                                                                            -------
                                                                                                                             35,466
                                                                                                                            =======

Federal Home Loan Bank  (0.8%):

                   7,000   5.75%, 8/15/11 (c)                                                                                 7,629
                                                                                                                            -------
Financial Corporation STRIPS  (1.5%):

                     180   10/5/05                                                                                              176

                     500   10/6/06                                                                                              472

                   1,000   11/11/06                                                                                             940

                     334   12/27/05                                                                                             324

                     500   12/27/06                                                                                             468

                  26,153   12/6/18                                                                                           12,491
                                                                                                                            -------
                                                                                                                             14,871
                                                                                                                            =======

Freddie Mac  (0.5%):

                     250   7.93%, 1/20/05                                                                                       255

                   5,000   3.50%, 9/15/07 (c)                                                                                 5,055
                                                                                                                            -------
                                                                                                                              5,310
                                                                                                                            =======

Resolution Funding Corporation STRIPS  (6.4%):

                  25,000   10/15/20                                                                                          10,897

                  15,000   4/15/28                                                                                            4,253

                   5,000   4/15/30 (c)                                                                                        1,291

                  50,000   7/15/20                                                                                           22,075

                  53,000   7/15/20                                                                                           23,472
                                                                                                                            -------
                                                                                                                             61,988
                                                                                                                            =======

Tennessee Valley Authority STRIPS  (0.3%):

                   4,500   7/15/16                                                                                            2,470
                                                                                                                            -------
TOTAL U.S. GOVERNMENT AGENCY SECURITIES                                                                                     127,734
                                                                                                                            =======

U.S. TREASURY OBLIGATIONS (25.6%):

U.S. Treasury Bonds (8.3%):

                   1,000   9.38%, 2/15/06 (c)                                                                                 1,095

                  18,000   10.38%, 11/15/12 (c)                                                                              21,929

                  10,000   7.25%, 5/15/16 (c)                                                                                12,591

                  31,250   8.13%, 8/15/19 (c)                                                                                42,792

                   2,500   7.13%, 2/15/23 (c)                                                                                 3,188
                                                                                                                            -------
                                                                                                                             81,595
                                                                                                                            =======

U.S. Treasury Inflation Protected Bonds (2.6%):

                  20,000   3.63%, 1/15/08 (c)                                                                                25,721
                                                                                                                            -------

U.S. Treasury Notes  (5.7%):

                  25,000   6.13%, 8/15/07 (c)                                                                                27,249

                  10,000   5.50%, 5/15/09                                                                                    10,955

                   1,500   10.38%, 11/15/09 (c)                                                                               1,516

                  15,000   5.00%, 8/15/11                                                                                    16,126
                                                                                                                            -------
                                                                                                                             55,846
                                                                                                                            =======

U.S. Treasury STRIPS (9.0%):

                  50,000   11/15/09 (c)                                                                                      41,575

                  10,000   11/15/15 (c)                                                                                       6,043

                   7,500   5/15/15                                                                                            4,675

                  72,500   5/15/20 (c)                                                                                       33,264

                   2,500   8/15/15                                                                                            1,535
                                                                                                                            -------
                                                                                                                             87,092
                                                                                                                            =======
TOTAL U.S. TREASURY OBLIGATIONS                                                                                             250,254
                                                                                                                            =======

INVESTMENT COMPANIES  (2.0%):

                  19,262   One Group Government Money                                                                        19,262
                           Market Fund, Class I (b)                                                                         -------

TOTAL INVESTMENT COMPANIES                                                                                                   19,262
                                                                                                                            =======

REPURCHASE AGREEMENT  (0.0%):

Bank holding companies  (0.0%):


For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                     413   State Street Bank and Trust, 1.00%,
                           10/1/04 (Proceeds at maturity $413,
                           collateralized by various U.S.
                           Government securities)                                                                               413
                                                                                                                           --------
TOTAL REPURCHASE AGREEMENT                                                                                                      413
                                                                                                                           ========

SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING  (0.9%):

                   8,910   Pool of various securities for One
                           Group Bond Funds #                                                                                 8,910
                                                                                                                           --------
TOTAL SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING                                                         8,910
                                                                                                                           --------
TOTAL (COST $931,559) (a)........................                                                                          $986,235
                                                                                                                           ========

------------

Percentages indicated are based on net assets of $978,518.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

Unrealized
appreciation.....................................               $ 58,969
Unrealized depreciation..........................                 (4,293)
                                                                --------
Net unrealized appreciation......................               $ 54,676
(depreciation)...................................               ========

      Aggregate cost for federal income tax purposes differs from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

(b)   Investment in affiliate.

(c) Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.

Amounts shown as 0 are either 0, or rounded to less than 1,000.

* The interest rate for this variable rate note, which will change periodically, is based upon prime rates or an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect as of September 30, 2004.

# The cash collateral received by the Fund was pooled and at September 30, 2004 was invested in Commercial Paper (with interest rates ranging from 1.61% to 1.96% and maturity dates ranging from October 2004 through July
      2005), Repurchase Agreements (with interest rates ranging from 1.82% to 2.06% and maturity dates of October 1, 2004), and Master Notes (with interest rates ranging from 1.68% to 2.30% and maturity dates ranging from October 2004 to July 2007).

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

ONE GROUP MUTUAL FUNDS
TREASURY & AGENCY FUND
Schedule of Portfolio Investments                             September 30, 2004
(Amounts in thousands)
(Unaudited)

THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("THE LIST") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

          SHARES
            OR
         PRINCIPAL             SECURITY
          AMOUNT             DESCRIPTION                                                                                     VALUE
         ---------           -----------                                                                                     -----
U.S. GOVERNMENT AGENCY SECURITIES (25.6%):
Federal Farm Credit Bank (4.5%):

                     300   6.52%, 9/24/07                                                                                   $   328

                     800   5.75%, 1/25/08                                                                                       861

                   3,000   5.83%, 2/11/08                                                                                     3,239

                   1,720   6.82%, 3/16/09 (c)                                                                                 1,943

                     360   6.20%, 11/30/09                                                                                      399

                     210   7.06%, 5/24/10                                                                                       243

                     855   6.90%, 9/1/10                                                                                        986

                     500   6.27%, 1/26/16                                                                                       563
                                                                                                                            -------
                                                                                                                              8,562
                                                                                                                            -------

Federal Home Loan Bank  (20.3%):

                   4,000   8.22%, 11/17/04                                                                                    4,032

                  16,000   2.45%, 3/23/07                                                                                    15,789

                   1,265   5.93%, 4/9/08                                                                                      1,375

                     250   5.49%, 12/22/08                                                                                      269

                   8,000   5.61%, 2/11/09                                                                                     8,665

                     675   6.20%, 6/2/09                                                                                        746

                     100   7.03%, 7/14/09                                                                                       114

                   1,000   6.50%, 11/13/09                                                                                    1,128

                     690   7.38%, 2/12/10                                                                                       806

                   5,000   5.75%, 5/15/12                                                                                     5,460
                                                                                                                            -------
                                                                                                                             38,384
                                                                                                                            =======

Tennessee Valley Authority  (0.8%):

                   1,349   New Valley Generation I, 7.30%,                                                                    1,578
                           3/15/19                                                                                          -------

TOTAL U.S. GOVERNMENT AGENCY SECURITIES                                                                                      48,524
                                                                                                                            -------

U.S. TREASURY OBLIGATIONS (70.8%):

U.S. Treasury Bonds (39.2%):

                   7,000   6.63%, 5/15/07                                                                                     7,678

                  17,966   12.75%, 11/15/10 (c)                                                                              20,030

                  38,250   10.38%, 11/15/12 (c)                                                                              46,599
                                                                                                                            -------
                                                                                                                             74,307
                                                                                                                            =======

U.S. Treasury Notes (31.6%):

                  22,000   7.88%, 11/15/04                                                                                   22,170

                  15,000   1.63%, 4/30/05                                                                                    14,971

                  18,000   5.75%, 11/15/05                                                                                   18,700

                   3,000   3.38%, 11/15/08 (c)                                                                                3,022

                   1,000   3.88%, 5/15/09 (c)                                                                                 1,025
                                                                                                                            -------
                                                                                                                             59,888
                                                                                                                            =======

TOTAL U.S. TREASURY OBLIGATIONS                                                                                             134,195
                                                                                                                            =======

INVESTMENT COMPANIES  (1.2%):

                   2,296   One Group Treasury Only Money                                                                      2,296
                           Market Fund, Class I                                                                             -------

TOTAL INVESTMENT COMPANIES                                                                                                    2,296
                                                                                                                            =======

REPURCHASE AGREEMENT (0.1%):

Bank holding companies (0.1%):

                     216   State Street Bank and Trust, 1.00%,                                                                  216
                           10/1/04 (Proceeds at maturity $216,                                                              -------

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                           collateralized by various U.S.
                           Government securities)
TOTAL REPURCHASE AGREEMENT                                                                                                      216
                                                                                                                           --------
SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING  (1.1%):

                   2,102   Pool of various securities for One                                                                 2,102
                           Group Bond Funds #                                                                              --------

TOTAL SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING                                                         2,102
                                                                                                                           --------

TOTAL (COST $185,126) (a)                                                                                                  $187,333
                                                                                                                           ========

------------

Percentages indicated are based on net assets of $189,679.

(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

Unrealized appreciation.........................           $ 3,449
Unrealized depreciation.........................            (1,242)
                                                           -------
Net unrealized appreciation (depreciation)......           $ 2,207
                                                           =======

      Aggregate cost for federal income tax purposes differs from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

(b)   Investment in affiliate.

(c) Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.

# The cash collateral received by the Fund was pooled and at September 30, 2004 was invested in Commercial Paper (with interest rates ranging from 1.61% to 1.96% and maturity dates ranging from October 2004 through July
      2005), Repurchase Agreements (with interest rates ranging from 1.82% to 2.06% and maturity dates of October 1, 2004), and Master Notes (with interest rates ranging from 1.68% to 2.30% and maturity dates ranging from October 2004 to July 2007).

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

ONE GROUP MUTUAL FUNDS
HIGH YIELD BOND FUND
Schedule of Portfolio Investments                             September 30, 2004
(Amounts in thousands)
(Unaudited)

THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("THE LIST") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

        SHARES
          OR
       PRINCIPAL                        SECURITY
        AMOUNT                         DESCRIPTION                                                                           VALUE
        ------                         -----------                                                                           -----
CORPORATE BONDS  (96.1%):

Aerospace & Defense  (0.8%):

                   1,000   Aviall, Inc., 7.63%, 7/1/11                                                                      $ 1,085

                   1,000   BE Aerospace, Inc., 8.00%, 3/1/08                                                                    993
                           (f)

                   1,800   BE Aerospace, Inc., 9.50%, 11/1/08                                                                 1,872
                           (f)

                     795   Bombardier, Inc., 6.75%, 5/1/12                                                                      726
                           (b)(f)

                   2,550   Bombardier, Inc., 6.30%, 5/1/14                                                                    2,206
                           (b)(f)

                     500   L-3 Communications Corp., 6.13%,                                                                     509
                           7/15/13

                   1,250   L-3 Communications Corp., 6.13%,                                                                   1,256
                           1/15/14

                   1,100   Orbital Sciences Corp., 9.00%,                                                                     1,229
                           7/15/11

                     600   Transdigm, Inc., 8.38%, 7/15/11                                                                      645
                                                                                                                            -------
                                                                                                                             10,521
                                                                                                                            =======

Air Transport  (2.1%):

                     900   American Airlines, Inc., 7.80%,                                                                      749
                           10/1/06

                   2,139   American Airlines, Inc., 9.71%,                                                                    1,932
                           1/2/07

                   1,750   American Airlines, Inc., 7.32%,                                                                    1,387
                           10/15/09

                     925   Atlantic Coast Airlines, Inc., 8.75%,                                                                744
                           1/1/07 (g)

                   3,400   Continental Airlines, Inc., 7.57%,                                                                 2,491
                           12/1/06

                     691   Continental Airlines, Inc., 7.42%,                                                                   629
                           4/1/07

                   3,000   Continental Airlines, Inc., 6.32%,                                                                 2,926
                           11/1/08

                   3,570   Continental Airlines, Inc., 7.03%,                                                                 2,759
                           6/15/11

                   2,287   Continental Airlines, Inc., 9.56%,                                                                 2,275
                           9/1/19

                     755   Continental Airlines, Inc. Term Loan,                                                                634
                           3.00%, 12/31/06 *

                   2,790   Delta Air Lines, Inc., Series 01-1,                                                                1,162
                           Pass Through Certificates, 7.30%,
                           9/18/06

                   1,209   Delta Air Lines, Inc., 8.30%,                                                                        290
                           12/15/29 (f)

                     662   Northwest Airlines, Inc., 7.63%,                                                                     655
                           3/15/05 (f)

                   6,530   Northwest Airlines, Inc., 7.63%,                                                                   5,050
                           4/1/10 (f)

                   1,307   Northwest Airlines, Inc., 8.30%,                                                                   1,016
                           9/1/10

                     500   Offshore Logistics, Inc., 6.13%,                                                                     510
                           6/15/13

                   1,000   Worldspan LP/WS Financial Corp.,
                           9.63%, 6/15/11 (f)                                                                                   913
                                                                                                                            -------

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                                                                                                                             26,122
                                                                                                                            =======
Airlines  (0.2%):

                   1,400   American Airlines, Inc., 7.25%,                                                                    1,295
                           2/5/09 (b)

                   2,002   Delta Airlines, Inc., Series 00-1,                                                                 1,850
                           Class A1, 7.38%, 5/18/10 (f)                                                                     -------
                                                                                                                              3,145
                                                                                                                            =======

Automotive  (3.0%):

                     830   Anchor Lamina, Inc., 9.88%, 2/1/08                                                                   610

                   5,700   Asbury Automotive Group, 9.00%,                                                                    6,042
                           6/15/12 (f)

                   2,000   Asbury Automotive Group, 8.00%,                                                                    1,980
                           3/15/14

                   8,800   Autocam Corp, 10.88%, 6/15/14 (b)                                                                  8,822

                     950   Delco Remy International, Inc.,                                                                      974
                           8.63%, 12/15/07 (b)

                     750   Delco Remy International, Inc.,                                                                      758
                           5.60%, 4/15/09 *

                   3,750   Delco Remy International, Inc.,                                                                    3,956
                           11.00%, 5/1/09 (f)

                   2,800   Delco Remy International, Inc.,                                                                    2,758
                           9.38%, 4/15/12

                   2,750   Dura Operating Corp., 9.00%, 5/1/09                                                                2,461
                           (f)

                   7,000   Dura Operating Corp., 8.63%,                                                                       6,965
                           4/15/12 (f)

                   2,350   Eagle-Picher, Inc., 9.75%, 9/1/13                                                                  2,419
                                                                                                                            -------
                                                                                                                             37,745
                                                                                                                            =======

Beverages & Tobacco  (0.6%):

                   2,660   Bavaria S.A., 8.88%, 11/1/10 (b)                                                                   2,823

                     250   Constellation Brands, Inc., 8.13%,                                                                   276
                           1/15/12 (b)

                     450   Cott Beverages, Inc., 8.00%,                                                                         494
                           12/15/11

                   3,600   National Wine & Spirits, 10.13%,                                                                   3,473
                           1/15/09

                     500   North Atlantic Trading, 9.25%,                                                                       483
                           3/1/12

                     500   Standard Commercial Corp., 8.00%,                                                                    515
                           4/15/12 (b)                                                                                      -------
                                                                                                                              8,064
                                                                                                                            =======

Broadcast Radio & TV  (1.8%):

                     500   Canwest Media, Inc., 7.63%,                                                                          540
                           4/15/13

                   2,000   Corus Entertainment, Inc., 8.75%,                                                                  2,218
                           3/1/12

                   1,000   Granite Broadcasting, 9.75%,                                                                         930
                           12/1/10 (f)

                     875   LBI Media, Inc., 0.00%, 10/15/13                                                                     635

                   1,500   Nexstar Finance LLC, Inc., 0.00%,                                                                  1,157
                           4/1/13

                   2,000   Nexstar Finance, Inc., 7.00%,                                                                      1,980
                           1/15/14

                   2,750   Primedia, Inc., 7.63%, 4/1/08 (f)                                                                  2,729

                   1,600   Primedia, Inc., 7.09%, 5/15/10 * (b)                                                               1,616

                   1,500   Primedia, Inc., 8.88%, 5/15/11 (f)                                                                 1,508

                   1,500   Salem Communications Corp.,                                                                        1,590
                           7.75%, 12/15/10

                   2,025   Spanish Broadcasting System,                                                                       2,131
                           9.63%, 11/1/09

                   1,000   Susquehanna Media Co., 7.38%,                                                                      1,055
                           4/15/13

                   2,000   XM Satellite Radio, Inc., 7.19%,                                                                   2,045
                           5/1/09 *

                   1,000   Young Broadcasting, Inc., 8.50%,                                                                   1,068

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                           12/15/08

                   1,775   Young Broadcasting, Inc., 10.00%,                                                                  1,837
                           3/1/11 (f)                                                                                       -------
                                                                                                                             23,039
                                                                                                                            =======

Building & Development  (1.3%):

                   3,700   Fedders North America, 9.88%,                                                                      3,099
                           3/1/14

                   2,495   Interface, Inc, 9.50%, 2/1/14                                                                      2,595

                   1,000   Juno Lighting 2nd Lien Term Loan,                                                                  1,010
                           4.77%, 5/24/11 *

                   9,225   MMI Products, Inc., 11.25%,                                                                        9,363
                           4/15/07                                                                                          -------
                                                                                                                             16,067
                                                                                                                            =======

Business Equipment & Services  (0.4%):

                     650   Allied Security Escrow, 11.38%,                                                                      686
                           7/15/11 (b)

                   2,000   Corrections Corporation of America,                                                                2,243
                           9.88%, 5/1/09 (f)

                     625   Corrections Corporation of America,                                                                  663
                           7.50%, 5/1/11

                   1,600   Day International Group, Inc.,                                                                     1,632
                           9.50%, 3/15/08                                                                                   -------
                                                                                                                              5,224
                                                                                                                            =======

Cable Television  (5.4%):

                   1,000   Adelphia Communications, 9.25%,                                                                      885
                           10/1/02 (c)

                   1,450   Adelphia Communications, 8.13%,                                                                    1,276
                           7/15/03 (c)

                   2,000   Adelphia Communications, 7.50%,                                                                    1,740
                           1/15/04 (c)

                   1,150   Adelphia Communications, 7.75%,                                                                    1,018
                           1/15/09 (c)

                   1,725   Adelphia Communications, 9.38%,                                                                    1,596
                           11/15/09 (c)

                   3,500   Adelphia Communications, 10.88%,                                                                   3,238
                           10/1/10 (c)

                   2,000   Block Communications, Inc, 9.25%,                                                                  2,125
                           4/15/09

                   1,310   Century Communications, Corp.,                                                                     1,408
                           9.50%, 3/1/05 (c)(f)

                   3,500   Charter Communications Holdings,                                                                   2,826
                           Inc., LLC, 10.25%, 1/15/10

                   3,500   Charter Communications Holdings,                                                                   2,853
                           Inc., LLC, 11.13%, 1/15/11

                   1,900   Charter Communications Holdings,                                                                   1,905
                           Inc., LLC, 8.00%, 4/30/12 (b)

                   3,000   Charter Communications Holdings,                                                                   2,959
                           Inc., LLC, 8.75%, 11/15/13 (f)

                   1,000   Charter Communications Holdings,                                                                     999
                           Inc., LLC, 8.38%, 4/30/14 (b)

                   6,600   Charter Communications Holdings,                                                                   6,533
                           Inc., LLC Tranche B Facility Term
                           Loan, 4.94%, 4/27/11 *

                     250   CSC Holdings, Inc., 7.88%,                                                                           267
                           12/15/07

                   3,175   CSC Holdings, Inc., 7.25%,                                                                         3,318
                           7/15/08

                   1,500   CSC Holdings, Inc., 7.63%, 4/1/11                                                                  1,588

                     300   CSC Holdings, Inc., 6.75%, 4/15/12                                                                   302
                           (b)

                     400   Echostar DBS Corp., 5.75%,                                                                           404
                           10/1/08

                   2,900   Echostar DBS Corp., 6.63%, 10/1/14                                                                 2,896
                           (b)

                   2,000   Innova S DE R.L., 9.38%, 9/19/13                                                                   2,185

                   3,500   Insight Communications, Inc. Senior                                                                3,290


For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                           Discount Notes, 0.00%, 2/15/11 (f)

                   3,750   Insight Midwest, 10.50%, 11/1/10                                                                   4,124

                     500   LE Groupe Videotron Ltee, 6.88%,                                                                     515
                           1/15/14

                   2,700   Mediacom LLC, Series B, 8.50%,                                                                     2,774
                           4/15/08 (f)

                   3,750   Mediacom LLC, 9.50%, 1/15/13 (f)                                                                   3,628

                   1,100   NTL Cable Plc, 6.62%, 10/15/12 *                                                                   1,136
                           (b)

                     400   NTL Cable Plc, 8.75%, 4/15/14                                                                        435
                           (b)(f)

                   2,500   Panamsat Corp., 9.00%, 8/15/14                                                                     2,613
                           (b)

                   3,650   Panamsat Holding Corp., 0.00%,                                                                     2,149
                           11/1/14 (b)

                   2,250   RCN Corp., 10.13%, 1/15/10 (c)(f)                                                                  1,181

                   2,836   RCN Corp. Term Loan B, 5.81%,                                                                      2,815
                           6/3/07 *

                     500   Rogers Cable, Inc., 6.25%, 6/15/13                                                                   493
                                                                                                                            -------
                                                                                                                             67,474
                                                                                                                            =======

Chemicals & Plastics  (9.2%):

                     500   American Rock Salt Co. LLC,                                                                          520
                           9.50%, 3/15/14 (b)

                   4,200   BCP Caylux Holding SCA, 9.63%,                                                                     4,557
                           6/15/14 (b)(f)

                   1,000   Brenntag Beteiligungs GmbH, Term                                                                   1,015
                           Loan B2, 4.73%, 8/27/13 *

                      99   Celanase Dollar Term Loan B,                                                                         100
                           4.52%, 4/30/11 *

                   2,000   Celanese AG Term Loan C, 6.27%,                                                                    2,035
                           6/3/11 *

                     246   Celanese Dollar Term Loan, 4.52%,                                                                    250
                           10/1/11 *

                   3,000   Cognis Deutschland GmbH & Co.                                                                      3,075
                           Term Loan B, 6.31%, 11/15/13 *

                   2,000   Crompton Corp., 7.69%, 8/1/10 *                                                                    2,090
                           (b)

                   1,800   Crompton Corp., 9.88%, 8/1/12 (b)                                                                  1,899

                   1,000   Crompton Corp. Term Loan, 1.60%,                                                                   1,005
                           8/16/09 *

                   6,500   Crystal US Holdings, 0.00%, 10/1/14                                                                3,916
                           (b)

                     225   Directed Electronics, Inc. Term                                                                      227
                           Loan, 5.53%, 6/17/10 *

                     225   Directed Electronics, Inc. Term                                                                      227
                           Loan, 5.65%, 6/17/10 *

                     225   Directed Electronics, Inc. Term                                                                      227
                           Loan, 5.80%, 6/17/10 *

                   1,324   Directed Electronics, Inc. Term                                                                    1,333
                           Loan, 6.13%, 6/17/10 *

                   3,400   Equistar Chemicals, 10.13%, 9/1/08                                                                 3,851
                           (f)

                   2,800   Equistar Chemicals, 10.63%, 5/1/11                                                                 3,206
                           (f)

                   1,415   Ethyl Corp., 8.88%, 5/1/10                                                                         1,535

                   1,000   Hercules, Inc., 6.75%, 10/15/29 (b)                                                                1,025

                   1,000   HMP Equity Holdings Corp., 0.00%,                                                                    635
                           5/15/08

                     400   Huntsman Corp., LLC, 9.50%,                                                                          364
                           7/1/07 (b)

                   1,350   Huntsman ICI Chemicals, 10.13%,                                                                    1,424
                           7/1/09 (f)

                     800   Huntsman International, LLC, 9.88%,                                                                  886
                            3/1/09

                   1,600   Huntsman LLC, 11.50%, 7/15/12                                                                      1,774


                      24   IMC Global, Inc., 7.63%, 11/1/05                                                                      25

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                   2,500   IMC Global, Inc., 10.88%, 6/1/08                                                                   3,044

                   1,300   IMC Global, Inc., 11.25%, 6/1/11                                                                   1,541

                   1,300   Innophos, Inc., 8.88%, 8/15/14 (b)                                                                 1,391

                   1,500   Invista, 9.25%, 5/1/12 (b)(f)                                                                      1,609

                   3,350   ISP Chemco, 10.25%, 7/1/11                                                                         3,752

                   7,000   Johnsondiversey Holdings, Inc.,                                                                    5,809
                           0.00%, 5/15/13

                   1,000   Johnsondiversey, Inc., 9.63%,                                                                      1,125
                           5/15/12 (f)

                   3,920   Lyondell Chemical Co., 9.63%,                                                                      4,288
                           5/1/07

                     436   Lyondell Chemical Co., 9.88%,                                                                        463
                           5/1/07

                     500   Nova Chemicals, Ltd., 6.50%,                                                                         519
                           1/15/12

                   7,700   OM Group, Inc., 9.25%, 12/15/11                                                                    8,065

                   1,425   Omnova Solutions, Inc., 11.25%,                                                                    1,603
                           6/1/10

                   6,000   Polymer Group Inc., Term Loan,                                                                     5,984
                           4.72%, 12/31/06 *

                   3,000   Polymer Group Inc., Term Loan,                                                                     3,023
                           4.72%, 12/31/06 *

                   5,900   Polyone Corp., 10.63%, 5/15/10 (f)                                                                 6,489

                   4,525   Polyone Corp., 8.88%, 5/1/12 (f)                                                                   4,638

                   5,350   Rhodia SA, 7.63%, 6/1/10 (f)                                                                       5,016

                   2,400   Rhodia SA, 10.25%, 6/1/10 (f)                                                                      2,496

                   1,000   Rhodia SA, 8.88%, 6/1/11 (f)                                                                         875

                   1,450   Rockwood Specialties Corp.,                                                                        1,602
                           10.63%, 5/15/11

                   3,090   Terra Capital, Inc., 12.88%,                                                                       3,847
                           10/15/08

                   1,810   Terra Capital, Inc., 11.50%, 6/1/10                                                                2,054
                           (f)

                   1,000   UAP Holding Corp., 0.00%, 7/15/12                                                                    770
                           (b)

                     750   United Agricultural Products, 8.25%,                                                                 814
                           12/15/11 (b)

                   2,000   Wellman Inc. 1st Lien, Term Loan,                                                                  2,030
                           5.70%, 2/10/09 *

                   5,000   Wellman Inc. 2nd Lien, Term Loan,                                                                  5,062
                           8.45%, 2/10/10 *                                                                                 -------
                                                                                                                            115,110
                                                                                                                            =======

Clothing/Textiles  (1.0%):
                   2,000   Avondale Mills, Inc., 10.25%,                                                                      1,210
                           7/1/13

                   2,700   Broder Brothers Co., 11.25%,                                                                       2,714
                           10/15/10 (f)

                     200   Dyersburg Corp., 9.75%, 9/1/07 (c)                                                                     0

                   1,000   Levi Strauss & Co., 7.00%, 11/1/06                                                                 1,005
                           (f)

                   5,000   Levi Strauss & Co., 12.25%,                                                                        5,312
                           12/15/12 (f)

                   3,054   Westpoint Stevens, Inc., 9.50%,                                                                    2,169
                           11/30/04 *

                   1,850   Westpoint Stevens, Inc., 7.88%,                                                                        7
                           6/15/05 (c)                                                                                      -------
                                                                                                                             12,417
                                                                                                                            =======

Conglomerates  (1.0%):

                   1,300   Case New Holland, Inc., 6.00%,                                                                     1,294
                           6/1/09 (b)

                   1,000   Case New Holland, Inc., 9.25%,                                                                     1,125
                           8/1/11 (b)

                   1,850   Case New Holland, Inc., 9.25%,                                                                     2,080
                           8/1/11 (b)

                   1,650   Invensys Plc, 9.88%, 3/15/11 (b)(f)                                                                1,700

                   2,000   Mueller Group, Inc., 6.45%, 11/1/11 *                                                              2,070

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                           (b)

                   2,700   Playtex Products, Inc., 8.00%,                                                                     2,875
                           3/1/11

                   1,250   SPX Corp., 7.50%, 1/1/13 (f)                                                                       1,277
                                                                                                                            -------
                                                                                                                             12,421
                                                                                                                            =======

Containers & Packaging  (2.9%):

                   2,300   Anchor Glass Container Corp.,                                                                      2,634
                           11.00%, 2/15/13

                     650   Ball Corp., 6.88%, 12/15/12                                                                          696

                   1,000   Consolidated Container Co., 0.00%,                                                                   810
                           6/15/09 (b)

                   5,200   Constar International, 11.00%,                                                                     4,939
                           12/1/12 (f)

                   4,200   Crown European Holdings SA,                                                                        4,703
                           9.50%, 3/1/11 (f)

                   1,000   Crown European Holdings SA,                                                                        1,168
                           10.88%, 3/1/13

                   2,100   Graham Packaging Co., 8.50%,                                                                       2,123
                           10/15/12 (b)

                   1,000   Holmes Group, Inc. Term Loan B,                                                                      995
                           4.95%, 11/8/10 *

                   1,484   Home Products International, Inc.,                                                                 1,254
                           9.63%, 5/15/08

                     291   Indesco International, Inc., 10.00%,                                                                 424
                           3/8/08

                   1,000   Owens-Brockway Glass Containers,                                                                   1,093
                           Inc., 8.88%, 2/15/09

                   3,000   Owens-Brockway Glass Containers,                                                                   3,210
                           Inc., 8.25%, 5/15/13 (f)

                   4,700   Portola Packaging, Inc., 8.25%,                                                                    3,712
                           2/1/12 (f)

                   2,500   Tekni-Plex, Inc., 8.75%, 11/15/13                                                                  2,388
                           (b)(f)

                   4,175   U.S. Can Corp., 10.88%, 7/15/10                                                                    4,310

                   1,700   Vitro Envases Norteamrca, 10.75%,                                                                  1,675
                           7/23/11 (b)                                                                                      -------
                                                                                                                             36,134
                                                                                                                            =======

Cosmetics/Toiletries  (0.2%):

                   1,500   Chattem, Inc., 4.81%, 3/1/10 *                                                                     1,538

                   1,425   Drypers Corp., Series B, 10.25%,                                                                       0
                           6/15/07 (c)

                     400   Leiner Health Products, 11.00%,                                                                      427
                           6/1/12 (b)                                                                                       -------
                                                                                                                              1,965
                                                                                                                            =======

Drugs  (0.3%):

                   2,000   Alpharma, Inc., 8.63%, 5/1/11 (b)                                                                  2,060

                   1,700   Athena Neuro Financial LLC, 7.25%,                                                                 1,730
                           2/21/08                                                                                          -------
                                                                                                                              3,790
                                                                                                                            =======

Ecological Services & Equipment  (0.9%):

                   2,345   Allied Waste N.A., Series B, 8.88%,                                                                2,556
                           4/1/08

                   1,250   Allied Waste N.A., 6.50%, 11/15/10                                                                 1,244
                           (f)

                   3,000   Allied Waste N.A., 5.75%, 2/15/11                                                                  2,865
                           (f)

                   2,000   Allied Waste N.A., Series B, 9.25%,                                                                2,235
                           9/1/12

                   1,000   Allied Waste N.A., Series B, 7.88%,                                                                1,060
                           4/15/13 (f)

                     500   American ECO Corp., 9.63%,                                                                             0
                           5/15/08 (c)

                   1,200   IESI Corp., 10.25%, 6/15/12                                                                        1,302
                                                                                                                            -------
                                                                                                                             11,262
                                                                                                                            =======

Electronics/Electric  (5.8%):

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                   1,235   AMI Semiconductor, Inc., 10.75%,                                                                   1,445
                           2/1/13

                   8,100   Amkor Technologies, Inc., 7.13%,                                                                   6,682
                           3/15/11 (f)

                     500   Amkor Technologies, Inc., 7.75%,                                                                     413
                           5/15/13 (f)

                   3,500   Avnet, Inc., 9.75%, 2/15/08                                                                        3,980

                   1,800   Celestica, Inc., 7.88%, 7/1/11                                                                     1,877

                   4,000   Cookson PLC Term Loan, 6.38%,                                                                      4,101
                           11/1/09

                     500   Corning, Inc., 6.20%, 3/15/16                                                                        494

                   1,000   Danka Business Systems, 11.00%,                                                                    1,055
                           6/15/10

                   1,885   Digitalnet, Inc., 9.00%, 7/15/10                                                                   2,196

                     900   Flextronics International Ltd., 6.50%,                                                               925
                           5/15/13 (f)

                   1,400   Freescale Semiconductor, Inc.,                                                                     1,463
                           6.88%, 7/15/11 (b)

                     850   Freescale Semiconductor, Inc.,                                                                       888
                           7.13%, 7/15/14 (b)

                   2,350   Ingram Micro, Inc., 9.88%, 8/15/08                                                                 2,582

                   1,100   Interline Brands, Inc., 11.50%,                                                                    1,227
                           5/15/11

                     700   Iron Mountain, Inc., 8.63%, 4/1/13                                                                   763

                   1,500   Iron Mountain, Inc., 7.75%, 1/15/15                                                                1,598

                   2,000   Iron Mountain, Inc., 6.63%, 1/1/16                                                                 1,960

                   1,500   Jacuzzi Brands, Inc., 9.63%, 7/1/10                                                                1,665

                   2,000   Lucent Technologies, 5.50%,                                                                        2,010
                           11/15/08 (f)

                   3,500   Lucent Technologies, 6.50%,                                                                        2,853
                           1/15/28

                   1,300   Nortel Networks, Ltd., 6.13%,                                                                      1,333
                           2/15/06

                   8,040   Nortel Networks, Ltd., 4.25%, 9/1/08                                                               7,798
                           (f)

                     975   ON Semiconductor Corp., 13.00%,                                                                    1,097
                           5/15/08 * (f)

                     975   ON Semiconductor Corp., 12.00%,                                                                    1,126
                           3/15/10

                   1,000   Prestige Brands, Inc. Tranche B                                                                    1,008
                           Term Loan, 3.89%, 4/6/11 *

                   3,000   Prestige Brands, Inc. Tranche C                                                                    3,060
                           Term Loan, 5.89%, 10/6/11 *

                   1,000   Rayovac Corp., 8.50%, 10/1/13                                                                      1,090

                     600   Seagate Technology, Inc., 8.00%,                                                                     642
                           5/15/09

                   1,000   Stratus Technologies, Inc., 10.38%,                                                                  910
                           12/1/08

                   1,750   Viasystems, Inc., 10.50%, 1/15/11                                                                  1,671

                   3,800   Windmere Durable Holdings,                                                                         3,742
                           10.00%, 7/31/08

                   1,250   Xerox Corp., 9.75%, 1/15/09                                                                        1,463

                   2,000   Xerox Corp., 7.13%, 6/15/10 (f)                                                                    2,145

                   4,000   Xerox Corp., 6.88%, 8/15/11                                                                        4,199

                     400   Xerox Credit Corp., 7.00%, 1/8/18                                                                    382
                                                                                                                            -------
                                                                                                                             71,843
                                                                                                                            =======

Equipment Leasing  (1.6%):

                   2,342   Amerco, 9.00%, 3/15/09                                                                             2,447

                   2,901   Amerco, 12.00%, 3/15/11                                                                            2,988

                   3,000   NES Rentals Holdings, Inc. Term                                                                    3,000
                           Loan, 9.50%, 8/17/10 *

                   7,787   SAC Holdings Corp., 8.50%,                                                                         7,670
                           3/15/14

                   3,150   United Rentals NA, Inc., 6.50%,                                                                    3,048
                           2/15/12 (f)

                   1,500   United Rentals NA, Inc., 7.00%,                                                                    1,339
                                                                                                                            -------

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                           2/15/14                                                                                           20,492
                                                                                                                            =======
Financial Services  (2.0%):

                   6,070   Advanta Capital Trust, 8.99%,                                                                      5,523
                           12/17/26

                   3,750   Americredit Corp., 9.25%, 5/1/09                                                                   4,003

                   5,175   Providian Capital I, 9.53%, 2/1/27                                                                 5,356
                           (b)

                   2,600   Refco Finance Holdings, 9.00%,                                                                     2,789
                           8/1/12 (b)

                   4,750   Thornburg Mortgage, Inc., 8.00%,                                                                   4,940
                           5/15/13

                   2,200   Western Financial Bank, 9.63%,                                                                     2,497
                           5/15/12                                                                                          -------
                                                                                                                             25,108
                                                                                                                            =======

Food & Drug Retailers  (1.7%):

                   1,000   Ahold Finance USA, Inc., 6.25%,                                                                    1,040
                           5/1/09

                   5,200   Ahold Finance USA, Inc., 8.25%,                                                                    5,889
                           7/15/10

                   1,500   Duane Reade, Inc., 9.75%, 8/1/11                                                                   1,425
                           (b)

                   5,060   Great Atlantic & Pacific Tea, Inc.,                                                                4,428
                           7.75%, 4/15/07 (f)

                     190   Great Atlantic & Pacific Tea, Inc.,                                                                  146
                           9.13%, 12/15/11 (f)

                   1,500   Jean Coutu Group Pjc, Inc., 8.50%,                                                                 1,496
                           8/1/14 (b)

                   1,200   Petro Shopping Centre, 9.00%,                                                                      1,278
                           2/15/12

                   1,400   Rite Aid Corp., 8.13%, 5/1/10                                                                      1,477

                   3,000   Rite Aid Corp., 9.25%, 6/1/13 (f)                                                                  3,090

                   1,000   Roundy's, Inc., 8.88%, 6/15/12                                                                     1,083
                                                                                                                            -------
                                                                                                                             21,352
                                                                                                                            =======

Food Products & Services  (5.3%):

                   1,350   Amscan Holdings, Inc., 8.75%,                                                                      1,384
                           5/1/14 (b)

                     500   Amscan Holdings, Inc. Term Loan,                                                                     505
                           4.77%, 4/30/12 *

                   2,950   Apple South, Inc., 9.75%, 6/1/06                                                                   1,106
                           (c)

                   1,000   Avado Brands, Inc., 11.75%, 6/15/09                                                                   15
                           (c)

                   2,000   Burns Philip Capital Properties Ltd.,                                                              2,180
                           9.50%, 11/15/10

                   1,200   Burns Philip Capital Properties Ltd.,                                                              1,332
                           10.75%, 2/15/11

                   1,000   Chiquita Brands Intl., 7.50%, 11/1/14                                                              1,005
                           (b)

                   3,750   Corn Products International, Inc.,                                                                 4,153
                           8.25%, 7/15/07

                   3,400   Dole Foods Co., 7.25%, 6/15/10                                                                     3,528

                     800   Dole Foods Co., 8.88%, 3/15/11                                                                       874

                   2,755   Friendly Ice Cream Corp., 8.38%,                                                                   2,659
                           6/15/12 (f)

                   1,000   Gold Kist, Inc., 10.25%, 3/15/14 (b)                                                               1,115

                   4,500   Golden State Foods Corp., 9.24%,                                                                   4,534
                           1/10/12 (g)

                   1,230   Graphic Packaging International,                                                                   1,411
                           9.50%, 8/15/13

                   2,800   Jefferson Smurfit Corp., 7.50%,                                                                    2,968
                           6/1/13 (f)

                   5,500   Land O Lakes, Inc., 9.00%, 12/15/10                                                                5,754
                           (b)

                   8,025   Land O Lakes, Inc., 8.75%, 11/15/11                                                                7,544
                           (f)

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                   2,000   MDP Acquisitions PLC, 9.63%,                                                                       2,270
                           10/1/12

                     250   National Beef Pack, 10.50%,                                                                          258
                           8/1/11

                   7,504   Premium Standard Farms, 9.25%,                                                                     7,878
                           6/15/11 (f)

                   1,650   Real Mex Restaurants, Inc., 10.00%,                                                                1,667
                           4/1/10 (b)(f)

                   3,700   Sbarro, Inc., 11.00%, 9/15/09 (f)                                                                  3,478

                   3,150   Seminis Vegetable Seeds, Inc.,                                                                     3,528
                           Senior Subordinated Notes, 10.25%,
                           10/1/13 (f)

                   3,435   Swift & Company, 10.13%, 10/1/09                                                                   3,787

                   1,500   Swift & Company, 12.50%, 1/1/10                                                                    1,665
                           (f)                                                                                              -------
                                                                                                                             66,598
                                                                                                                            =======

Forest Products  (3.0%):

                   1,100   Abitibi-Consolidated, Inc., 5.38%,                                                                 1,117
                           6/15/11 *

                   3,300   Abitibi-Consolidated, Inc., 6.00%,                                                                 3,053
                           6/20/13 (f)

                   1,000   Ainsworth Lumber Co., Ltd., 5.67%,                                                                 1,015
                           10/1/10 * (b)

                     800   Ainsworth Lumber Co., Ltd., 7.25%,                                                                   812
                           10/1/12 (b)

                   1,200   Ainsworth Lumber Co., Ltd., 6.75%,                                                                 1,155
                           3/15/14

                   1,500   Ainsworth Lumber Co., Ltd., 6.75%,                                                                 1,451
                           3/15/14

                   3,076   American Tissue, Inc., Series B,                                                                       0
                           12.50%, 7/15/06 (c)

                   2,000   Bowater, Inc., 4.89%, 3/15/10 *                                                                    2,000

                   1,050   Bowater, Inc., 6.50%, 6/15/13 (b)                                                                  1,024

                   2,575   Buckeye Technologies, Inc., 9.25%,                                                                 2,588
                           9/15/08 (f)

                   4,700   Buckeye Technologies, Inc., 8.00%,                                                                 4,630
                           10/15/10 (f)

                     775   Buckeye Technologies, Inc., 8.50%,                                                                   837
                           10/1/13 (f)

                     395   Fibermark, Inc., 10.75%, 4/15/11                                                                     251
                           (c)(f)

                   4,150   Georgia-Pacific Corp., 8.00%,                                                                      4,751
                           1/15/14 (f)

                   2,005   Koch Cellulose, LLC, Term Loan,                                                                    2,028
                           4.77%, 5/6/11 *

                     495   Koch Cellulose, LLC, Term Loan,                                                                      500
                           4.77%, 5/6/11 *

                     150   Norampac, Inc., 6.75%, 6/1/13                                                                        157

                     650   Norske Skog Canada, Inc., 8.63%,                                                                     709
                           6/15/11

                   1,000   Norske Skog Canada, Inc., 7.38%,                                                                   1,050
                           3/1/14

                     335   Pope & Talbot, 8.38%, 6/1/13                                                                         352

                     975   Pope & Talbot, 8.38%, 6/1/13                                                                       1,024

                   6,500   Tembec Industries, Inc., 8.50%,                                                                    6,824
                           2/1/11 (f)

                   1,000   Tembec Industries, Inc., 7.75%,                                                                    1,010
                           3/15/12                                                                                          -------
                                                                                                                             38,338
                                                                                                                            =======

Health Care  (5.4%):

                   1,000   Alderwoods Group, 7.75%, 9/15/12                                                                   1,063
                           (b)

                   2,560   Alliance Imaging, 10.38%, 4/15/11                                                                  2,794
                           (f)

                   3,500   Ameripath, Inc., 10.50%, 4/1/13                                                                    3,587

                   1,000   Concentra Operating Corp., 9.50%,                                                                  1,110

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                           8/15/10
                   1,000   Concentra Operating Corp., 9.13%,                                                                  1,100
                           6/1/12 (b)

                   3,000   Encore Medical Corp., 9.75%,                                                                       2,978
                           10/1/12 (b)

                     250   Extendicare Health Services, 9.50%,                                                                  282
                            7/1/10

                     450   Fisher Scientific International, Inc.,                                                               475
                           6.75%, 8/15/14 (b)

                   1,500   Fresenius Medical Care Capital                                                                     1,673
                           Trust, Series IV, 7.88%, 6/15/11

                   3,000   HCA-The Healthcare Company,                                                                        3,521
                           8.75%, 9/1/10

                   1,500   Healthsouth Corp., 8.50%, 2/1/08                                                                   1,530
                           (f)

                   3,000   Healthsouth Corp., 8.38%, 10/1/11                                                                  2,996
                           (f)

                   2,250   Healthsouth Corp., 7.63%, 6/1/12                                                                   2,188
                           (f)

                     900   Iasis Healthcare Corp., 8.75%,                                                                       947
                           6/15/14 (b)

                   5,300   Insight Health Services, 9.88%,                                                                    5,326
                           11/1/11 (f)

                     654   Magellan Health Services, 9.38%,                                                                     711
                           11/15/08

                   1,000   Medcath Holdings Corp., 9.88%,                                                                     1,050
                           7/15/12 (b)

                   1,000   Medical Device Manufacturing, Inc.                                                                 1,005
                           Tranche B Term Loan, 4.50%, 6/30/10
                           *

                     600   Medical Device, Inc., 10.00%,                                                                        639
                           7/15/12 (b)

                   3,300   NDChealth Corp., 10.50%, 12/1/12                                                                   3,621

                   2,650   Prime Medical Services, Inc., 8.75%,                                                               2,663
                           4/1/08

                   1,200   Province Healthcare Co., 7.50%,                                                                    1,359
                           6/1/13

                   4,882   Res Care, Inc., 10.63%, 11/15/08                                                                   5,295

                   3,415   Sepracor, Inc., 5.00%, 2/15/07                                                                     3,517

                   2,000   Sterigenics International, Inc. 1st                                                                2,018
                           Lien Tranche B, 5.02%, 6/14/11 *

                   1,175   Team Health, Inc., 9.00%, 4/1/12                                                                   1,175
                           (b)(f)

                   2,000   Tenet Healthcare Corp., 6.38%,                                                                     1,805
                           12/1/11 (f)

                   2,650   Tenet Healthcare Corp., Senior                                                                     2,783
                           Notes, 9.88%, 7/1/14 (b)

                   2,000   Triad Hospitals, Senior Subordinated                                                               2,045
                           Notes, 7.00%, 11/15/13

                     750   Universal Hospital Serv, 10.13%,                                                                     765
                           11/1/11

                   3,400   Vanguard Health Holdings II, 9.00%,                                                                3,426
                           10/1/14 (b)

                   2,000   Ventas Realty, 9.00%, 5/1/12                                                                       2,290
                                                                                                                            -------
                                                                                                                             67,737
                                                                                                                            =======

Home Furnishings  (0.2%):

                   1,000   Sealy Mattress Co., 5.61%, 4/5/13                                                                  1,025
                           *

                   2,000   Simmons Co., Term Loan, 5.42%,                                                                     2,015
                           6/1/12 *                                                                                         -------
                                                                                                                              3,040
                                                                                                                            =======

Hotels/Motels/Inns & Casinos  (2.8%):

                   1,000   Aztar Corp., 7.88%, 6/15/14 (b)                                                                    1,065

                   2,000   Boyd Gaming, 7.75%, 12/15/12 (f)                                                                   2,155

                   3,800   Felcor Lodging LP, 5.84%, 6/1/11 *                                                                 3,856
                           (b)


For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                   1,400   Felcor Lodging LP, 9.00%, 6/1/11 *                                                                 1,547
                           (f)

                   1,000   Gaylord Entertainment Co., 8.00%,                                                                  1,058
                           11/15/13

                   1,000   Grupo Posadas S A DE C V, 8.75%,                                                                   1,025
                           10/4/11 (b)

                   1,050   Herbst Gaming, Inc., 8.13%, 6/1/12                                                                 1,082
                           (b)

                   3,000   Host Marriott LP, 7.00%, 8/15/12                                                                   3,173
                           (b)

                   1,100   Isle Of Capri Casinos, 7.00%,                                                                      1,111
                           3/1/14

                   3,000   John Q. Hamons Hotels, Inc.,                                                                       3,359
                           8.88%, 5/15/12 (f)

                   1,500   La Quinta Properties, 8.88%, 3/15/11                                                               1,688
                           (f)

                     500   MGM Mirage, Inc., 6.00%, 10/1/09                                                                     509
                           (b)

                   1,630   MGM Mirage, Inc., 6.00%, 10/1/09                                                                   1,661

                   2,800   MGM Mirage, Inc., 6.75%, 9/1/12                                                                    2,912
                           (b)

                   2,900   Park Place Entertainment, 7.88%,                                                                   3,291
                           3/15/10 (f)

                   1,000   Park Place Entertainment, 7.00%,                                                                   1,118
                           4/15/13

                   2,000   Pinnacle Entertainment, 8.75%,                                                                     2,060
                           10/1/13 (f)

                     150   Station Casinos, Inc., 6.00%, 4/1/12                                                                 155
                           (f)

                   2,100   Station Casinos, Inc., 6.88%,                                                                      2,168
                           3/1/16                                                                                           -------
                                                                                                                             34,993
                                                                                                                            =======

Industrial Equipment  (1.7%):

                   3,340   Airxcel, Inc., 11.00%, 11/15/07                                                                    3,323

                   1,850   Blount, Inc., 8.88%, 8/1/12 (b)                                                                    1,975

                     875   Columbus McKinnon Corp., 8.50%,                                                                      858
                           4/1/08 (f)

                   1,200   Columbus McKinnon Corp., 10.00%,                                                                   1,326
                           8/1/10

                   1,475   Key Components LLC, 10.50%,                                                                        1,519
                           6/1/08

                   3,000   Magnaquench, Inc., 1st Lien Term                                                                   3,000
                           Loan, 7.52%, 9/30/09 *

                   2,750   Milacron Escrow Corp, 11.50%,                                                                      2,929
                           5/15/11 (b)

                     900   Park-Ohio Industries, Inc., 9.25%,                                                                   918
                           12/1/07

                   1,500   Polypore, Inc., 8.75%, 5/15/12 (b)                                                                 1,564

                     182   Precision Partners, Inc., 18.00%,                                                                    182
                           1/1/07 (g)

                     139   Precision Partners, Inc., 12.00%,                                                                    139
                           2/1/07 (g)

                   1,000   Thermadyne Holdings Corp, 9.25%,                                                                     978
                           2/1/14 (f)

                   2,800   UCAR Finance, Inc., 10.25%,                                                                        3,220
                           2/15/12                                                                                          -------
                                                                                                                             21,931
                                                                                                                            =======

Insurance Carriers  (0.3%):

                   3,500   Crum & Forster Holdings Corp.,                                                                     3,754
                           10.38%, 6/15/13                                                                                  -------

Leisure  (1.6%):

                   2,000   Bally Total Fitness Holdings, Series                                                               1,630
                           D, 9.88%, 10/15/07 (f)

                   4,550   Bally Total Fitness Holdings, Series                                                               4,345
                           D, 10.50%, 7/15/11

                   1,200   Carmike Cinemas, 7.50%, 2/15/14                                                                    1,221

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.


                   4,550   Imax Corp., 9.63%, 12/1/10 (b)(f)                                                                  4,560

                   1,000   Intrawest Corp., 7.50%, 10/15/13                                                                   1,041

                     850   Intrawest Corp., 7.50%, 10/15/13                                                                     885
                           (b)

                     800   LCE Acquistion Corp, 9.00%, 8/1/14                                                                   830
                           (b)

                   1,000   Royal Caribbean Cruises, 8.75%,                                                                    1,173
                           2/2/11 (f)

                   1,000   Six Flags, Inc., 9.50%, 2/1/09 (f)                                                                   983

                   2,550   Universal City Development,                                                                        2,984
                           11.75%, 4/1/10                                                                                   -------
                                                                                                                             19,652
                                                                                                                            =======

Nonferrous Metals & Minerals  (1.1%):

                   3,250   Earle M. Jorgensen Co., 9.75%,                                                                     3,624
                           6/1/12

                     440   Horizon Natural Resources, 11.75%,                                                                     0
                           5/8/09 (c)

                     150   Massey Energy Co., 6.63%,                                                                            157
                           11/15/10

                   5,980   Oglebay Norton Co., 13.00%,                                                                        6,577
                           10/25/08 (c)(g)

                   4,250   Oglebay Norton Co., 10.00%, 2/1/09                                                                 2,146
                           (c)(f)

                   1,500   Wolverine Tube, Inc., 7.38%,                                                                       1,493
                           8/1/08                                                                                           -------
                                                                                                                             13,997
                                                                                                                            =======

Oil & Gas  (5.4%):

                   1,000   Chesapeake Energy Corp., 9.00%,                                                                    1,148
                           8/15/12

                   1,250   Chesapeake Energy Corp., 7.50%,                                                                    1,375
                           9/15/13

                   2,300   Chesapeake Energy Corp., 7.50%,                                                                    2,524
                           6/15/14

                     650   Chesapeake Energy Corp., 6.88%,                                                                      683
                           1/15/16

                   4,150   Citgo Petroleum Corp., 11.38%,                                                                     4,906
                           2/1/11

                   2,500   Compton Petroleum Corp., 9.90%,                                                                    2,788
                           5/15/09

                   5,000   Dresser, Inc., Senior Unsecured                                                                    5,080
                           Term Loan, 5.20%, 3/4/10 *

                     500   Evergreen Resources, Inc., 5.88%,                                                                    518
                           3/15/12

                   1,700   Frontier Oil Corp., 6.63%, 10/1/11                                                                 1,727
                           (b)

                     525   Hanover Compressor Co., 9.00%,                                                                       579
                           6/1/14

                   2,620   North American Energy Partners,                                                                    2,568
                           8.75%, 12/1/11 (b)

                   1,533   Orion Refining Corp., 10.00%,                                                                          0
                           11/15/10 (c)

                   2,850   Parker Drilling Co., 6.54%, 9/1/10 *                                                               2,871
                           (b)

                   3,450   Parker Drilling Co., 9.63%, 10/1/13                                                                3,864
                           (f)

                   1,000   Peabody Energy Corp., 5.88%,                                                                         993
                           4/15/16

                   8,780   Petro Gas-Services, 10.00%,                                                                        9,986
                           11/5/10

                   4,200   Petrobras International Finance,                                                                   4,179
                           7.75%, 9/15/14

                   1,000   Premcor Refining Group, 9.25%,                                                                     1,140
                           2/1/10

                     700   Premcor Refining Group, 9.50%,                                                                       828
                           2/1/13

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                   1,535   Premcor Refining Group, 7.50%,                                                                     1,658
                           6/15/15 (f)

                   1,000   Quality Distribution, Inc, 9.00%,                                                                    956
                           11/15/10 (b)

                   3,000   Secunda International LTD., 9.76%,                                                                 2,993
                           9/1/12 * (b)

                   1,000   Seitel, Inc., 11.75%, 7/15/11 (b)                                                                  1,028

                   3,370   Semco Energy, Inc., 7.75%,                                                                         3,648
                           5/15/13

                   4,950   Star Gas Partners, LP, 10.25%,                                                                     5,444
                           2/15/13

                   1,400   Transmontaigne, Inc., 9.13%,                                                                       1,579
                           6/1/10

                   1,000   Transwestern Pipeline, Term Loan,                                                                  1,003
                           3.95%, 4/30/09 *

                   1,350   Whiting Petroleum Corp., 7.25%,                                                                    1,370
                           5/1/12                                                                                           -------
                                                                                                                             67,436
                                                                                                                            =======

Publishing  (1.0%):

                   4,100   Cenveo Corp., 7.88%, 12/1/13 (f)                                                                   4,017

                   1,000   Dex Media West, 8.50%, 8/15/10                                                                     1,140

                     440   Dex Media West, 9.88%, 8/15/13                                                                       519

                   2,500   Dex Media, Inc., 0.00%, 11/15/13                                                                   1,844

                     930   Liberty Group Publishing, 9.38%,                                                                     942
                           2/1/08

                     500   Liberty Group Publishing, 11.63%,                                                                    498
                           2/1/09

                   3,584   Phoenix Color Corp., 10.38%,                                                                       3,459
                           2/1/09

                     425   Von Hoffmann Corp., 10.25%,                                                                          474
                           3/15/09                                                                                          -------
                                                                                                                             12,893
                                                                                                                            =======

Rail Industries  (0.8%):

                     250   TFM S.A. de C.V. - Grupo                                                                             260
                           Transportacion Ferroviaria Mexicana,
                           10.25%, 6/15/07

                   8,925   TFM S.A. de C.V. - Grupo                                                                           9,059
                           Transportacion Ferroviaria Mexicana,
                           11.75%, 6/15/09

                     934   TFM S.A. de C.V. - Grupo                                                                           1,041
                           Transportacion Ferroviaria Mexicana,                                                             -------
                           12.50%, 6/15/12
                                                                                                                             10,360
                                                                                                                            =======

Retailers  (1.2%):

                   1,000   American Safety Razor Co. Tranche                                                                  1,010
                           B Term Loan, 4.74%, 4/22/11 *

                     800   Buhrmann US, Inc., 8.25%, 7/1/14                                                                     804
                           (b)

                   1,250   Central Tractor, 10.63%, 4/1/07 (c)                                                                    0

                     800   FTD, Inc., 7.75%, 2/15/14                                                                            802

                   1,000   General Nuitrition Center, 8.50%,                                                                  1,028
                           12/1/10

                     815   Payless Shoesource, Inc., 8.25%,                                                                     795
                           8/1/13 (f)

                   1,750   Rent-Way, Inc., 11.88%, 6/15/10                                                                    1,916

                     900   Riddell Bell Holdings, 8.38%, 10/1/12                                                                919
                           (b)

                   3,400   Service Corp. International, 7.70%,                                                                3,680
                           4/15/09

                   1,000   Service Corp. International, 7.88%,                                                                1,070
                           2/1/13

                   1,900   Solo Cup Co., 8.50%, 2/15/14 (f)                                                                   1,881

                     995   Solo Cup Co., Term Loan, 4.52%,                                                                    1,002
                           2/27/11 *                                                                                        -------
                                                                                                                             14,907
                                                                                                                            =======

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

Steel  (2.4%):

                   6,975   AK Steel Corp., 7.88%, 2/15/09 (f)                                                                 6,957

                   1,000   Armco, Inc., 9.00%, 9/15/07                                                                        1,013

                   1,400   California Steel Industries, 6.13%,                                                                1,372
                           3/15/14 (f)

                   3,150   International Steel Group, 6.50%,                                                                  3,166
                           4/15/14 (b)(f)

                   4,500   Ispat Inland Ulc, 9.75%, 4/1/14 (f)                                                                4,984

                   1,250   JSC Severstal, 9.25%, 4/19/14 (b)                                                                  1,197

                   2,651   Neenah Corp., 11.00%, 9/30/10 (b)                                                                  2,909

                     709   Neenah Corp., 13.00%, 9/30/13                                                                        734

                   1,110   Oregon Steel, 10.00%, 7/15/09 (f)                                                                  1,218

                   1,250   Ryerson Tull, Inc., 9.13%, 7/15/06                                                                 1,325
                           (f)

                   2,307   U.S. Steel Corp., 9.75%, 5/15/10                                                                   2,653

                   2,632   U.S. Steel LLC, 10.75%, 8/1/08                                                                     3,119
                                                                                                                            -------
                                                                                                                             30,647
                                                                                                                            =======

Surface Transport  (1.3%):

                   3,250   CP Ships, Ltd., 10.38%, 7/15/12 (f)                                                                3,738

                   3,630   Greyhound Lines, 11.50%, 4/15/07                                                                   3,657
                           (f)

                     700   Gulfmark Offshore, Inc., 7.75%,                                                                      712
                           7/15/14 (b)

                   2,000   Helm Holding Corp. Tranche C Term                                                                  2,020
                           Loan, 8.25%, 12/15/10 *

                   1,000   Horizon Lines LLC, 9.00%, 11/1/12                                                                  1,060
                           (b)

                   1,300   Laidlaw International, Inc., 10.75%,                                                               1,490
                           6/15/11

                   2,000   OMI Corp., 7.63%, 12/1/13                                                                          2,063

                   1,550   Sea Containers Ltd., 10.50%,                                                                       1,591
                           5/15/12

                     550   Stena AB, 7.50%, 11/1/13                                                                             553
                                                                                                                            -------
                                                                                                                             16,884
                                                                                                                            =======

Telecommunications  (5.3%):

                   1,060   Alaska Communication System                                                                        1,007
                           Holdings Group, Inc., 9.38%, 5/15/09

                   2,000   Alaska Communication System                                                                        1,940
                           Holdings Group, Inc., 9.88%, 8/15/11

                   2,650   Cincinnati Bell, Inc., 7.25%, 7/15/13                                                              2,564
                           (f)

                   4,300   Cincinnati Bell, Inc., 8.38%, 1/15/14                                                              3,945
                           (f)

                   3,350   Convergent Communications, Inc.,                                                                       0
                           13.00%, 4/1/08 (c)

                     500   Eircom PLC, 8.25%, 8/15/13                                                                           550

                   2,198   Exodus Communications, Inc.,                                                                           8
                           10.75%, 12/15/09 (c)

                     500   Fisher Communications, Inc.,                                                                         523
                           8.63%, 9/15/14 (b)

                      97   KPNQwest, 10.00%, 3/15/12 (c)                                                                          0

                   3,325   Mastec, Inc., 7.75%, 2/1/08 (f)                                                                    3,034

                   2,588   MCI, Inc., 5.91%, 5/1/07 (f)                                                                       2,572

                   3,588   MCI, Inc., 6.69%, 5/1/09                                                                           3,467

                   2,218   MCI, Inc., 7.74%, 5/1/14                                                                           2,108

                   2,500   MetroPCS, Inc., 10.75%, 10/1/11                                                                    2,700
                           (f)

                   2,000   Microcell Solutions, Inc., 1st Lien,                                                               2,000
                           Tranche B Term Loan, 5.81%, 3/1/11
                           *

                   2,000   Primus Telecomm Group, 8.00%,                                                                      1,490
                           1/15/14 (f)

                   8,618   Qwest Communications Intl, 5.22%,                                                                  8,251
                           2/15/09 * (b)

                   2,000   Qwest Communications Intl, 7.25%,                                                                  1,905
                           2/15/11 (b)(f)

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                   4,800   Qwest Corp., 7.88%, 9/1/11 (b)                                                                     5,003

                   2,000   Qwest Services Corp., 14.00%,                                                                      2,345
                           12/15/10 (b)

                   1,000   Qwest Services Corp., 14.00%,                                                                      1,215
                           12/15/14 (b)

                   2,086   Rural Cellular Corp., Series B,                                                                    1,940
                           9.63%, 5/15/08 (f)

                   1,000   Rural Cellular Corp., 9.75%, 1/15/10                                                                 875
                           (f)

                   4,000   Rural Cellular Corp., 9.88%, 2/1/10                                                                3,980
                           (f)

                   1,000   Rural Cellular Corp., 6.39%, 3/15/10                                                               1,023
                           * (b)

                     750   Rural Cellular Corp., 8.25%, 3/15/12                                                                 767
                           (b)(f)

                   5,000   Time Warner Telcommunications                                                                      4,974
                           Holdings, 5.71%, 2/15/11 *

                     750   Time Warner Telcommunications                                                                        750
                           Holdings, 9.25%, 2/15/14 (f)

                   2,100   Time Warner Telecommunications,                                                                    2,090
                           Inc. LLC, 9.75%, 7/15/08 (f)

                     300   U.S. West Communications, 6.13%,                                                                     308
                           11/15/05

                   2,000   Western Wireless Corp., 5.02%,                                                                     2,028
                           5/28/11 *

                   1,800   Western Wireless Corp., 9.25%,                                                                     1,845
                           7/15/13                                                                                          -------
                                                                                                                             67,207
                                                                                                                            =======

Telecommunications/Mobile, Cellular  (3.2%):

                   3,827   Alamosa Delaware, Inc., 11.00%,                                                                    4,352
                           7/31/10

                   2,700   Alamosa Delaware, Inc., 8.50%,                                                                     2,747
                           1/31/12

                   3,250   American Cellular, 10.00%, 8/1/11                                                                  2,649

                   1,500   American Towers, Inc., 7.25%,                                                                      1,568
                           12/1/11 (f)

                   3,455   Centennial Communications Corp.,                                                                   3,653
                           10.13%, 6/15/13

                   1,900   Centennial Communications Corp.,                                                                   1,822
                           8.13%, 2/1/14 * (b)(f)

                   1,100   Horizon PCS, Inc., 13.75%, 6/15/11                                                                   446
                           (c)

                     750   Horizon PCS, Inc., 11.38%, 7/15/12                                                                   784
                           (b)

                   1,000   Nextel Communications, 6.88%,                                                                      1,045
                           10/31/13

                   3,500   Nextel Communications, 5.95%,                                                                      3,447
                           3/15/14 (f)

                   3,000   Nextel Communications, 7.38%,                                                                      3,240
                           8/1/15 (f)

                     500   Rogers Wireless Communications,                                                                      560
                           Inc., 9.63%, 5/1/11

                   2,400   Rogers Wireless Communications,                                                                    2,220
                           Inc., 6.38%, 3/1/14

                     892   SBA Senior Finance, Inc., Term                                                                       898
                           Loan, 5.39%, 10/30/08 *

                   2,950   SBA Telecommunications, Inc.,                                                                      2,404
                           0.00%, 12/15/11

                     650   Tritel PCS, Inc., 10.38%, 1/15/11                                                                    742

                   2,750   TSI Telecommunication Services,                                                                    3,094
                           Inc., Series B, 12.75%, 2/1/09 (f)

                   1,650   Ubiquitel Operating Co., 9.88%,                                                                    1,708
                           3/1/11 (b)

                   2,000   Ubiquitel Operating Company,                                                                       2,093
                           9.88%, 3/1/11

                     800   US Unwired, Inc., 6.13%, 6/15/10 *                                                                   824

                     450   US Unwired, Inc., 10.00%, 6/15/12                                                                    469
                                                                                                                            -------

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                                                                                                                             40,765
                                                                                                                            -------

Utilities  (11.9%):

                   5,000   AES Corp., 7.75%, 3/1/14 (f)                                                                       5,187

                   2,000   AES Corp., 9.00%, 5/15/15 (b)(f)                                                                   2,265

                     900   ANR Pipeline Co., 8.88%, 3/15/10                                                                   1,017

                   1,258   Astoria Energy LLC 1st Lien, 7.27%,                                                                1,277
                           4/22/12 *

                   1,160   Astoria Energy LLC 1st Lien, 7.27%,                                                                1,178
                           4/22/12 *

                   2,526   Astoria Energy LLC 1st Lien, 7.71%,                                                                2,564
                           4/22/12 *

                   4,100   Calpine Canada Energy Financing,                                                                   2,850
                           8.50%, 5/1/08 (f)

                   1,000   Calpine Corp., 8.75%, 7/15/07 (f)                                                                    798

                   1,000   Calpine Corp., 8.50%, 7/15/10                                                                        770
                           (b)(f)

                   4,000   Calpine Corp., 8.63%, 8/15/10 (f)                                                                  2,620

                   2,000   Calpine Corp., 9.88%, 12/1/11                                                                      1,580
                           (b)(f)

                   5,100   Calpine Generating Co., 7.00%,                                                                     4,871
                           4/1/10 * (b)

                   4,150   Calpine Generating Co., 10.25%,                                                                    3,756
                           4/1/11 * (b)

                   1,900   Cleco Corp., 7.00%, 5/1/08                                                                         2,008

                     450   CMS Energy Corp., 9.88%, 10/15/07                                                                    502
                           (f)

                   1,000   CMS Energy Corp., 7.50%, 1/15/09                                                                   1,053

                   1,500   CMS Energy Corp., 7.75%, 8/1/10                                                                    1,594
                           (b)(f)

                     500   CMS Energy Corp., 8.50%, 4/15/11                                                                     548

                   2,000   Coastal Corp., 7.63%, 9/1/08 (f)                                                                   2,025

                   3,250   DPL, Inc., 8.25%, 3/1/07 (f)                                                                       3,526

                   1,500   Dynegy Holdings Term Loan, 5.75%,                                                                  1,534
                           5/28/10 *

                   4,400   Dynegy Holdings, Inc., 9.88%,                                                                      4,993
                           7/15/10 (b)(f)

                   1,650   Dynegy Holdings, Inc., 6.88%,                                                                      1,580
                           4/1/11 (f)

                   2,000   Dynegy Holdings, Inc., 8.75%,                                                                      2,090
                           2/15/12 (f)

                   7,325   Edison Mission Energy, 9.88%,                                                                      8,569
                           4/15/11 (f)

                   5,000   Edison Mission Energy Term Loan,                                                                   5,024
                           Tranche EIX, Tranche #LN141031,
                           6.61%, 12/11/06 *

                   8,650   El Paso Corp., 7.88%, 6/15/12 (f)                                                                  8,627

                     603   El Paso Energy Partners, 8.50%,                                                                      681
                           6/1/11

                   4,000   El Paso Natural Gas, Series A,                                                                     4,300
                           7.63%, 8/1/10

                   2,700   El Paso Production Holdings, 7.75%,                                                                2,720
                           6/1/13

                   1,797   FPL Energy Wind Funding, 6.88%,                                                                    1,797
                           6/27/17 (b)

                     900   Gulfterra Energy Partners, 6.25%,                                                                    999
                           6/1/10

                     422   Gulfterra Energy Partners, 8.50%,                                                                    493
                           6/1/10

                   1,139   Gulfterra Energy Partners, 10.63%,                                                                 1,435
                           12/1/12

                   4,250   Illinois Power Co., 11.50%,                                                                        5,057
                           12/15/10

                   1,500   La Grange Acquisition LP, Term Loan                                                                1,519
                           B, 4.95%, 10/2/05 *

                   2,900   Midwest Generation, LLC, 8.30%,                                                                    3,047
                           7/2/09

                   3,100   Midwest Generation, LLC, 8.75%,                                                                    3,395

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                           5/1/34

                   1,000   Midwest Generation, LLC Term Loan,                                                                 1,014
                           4.38%, 4/28/11 *

                   1,000   Midwest Generation, LLC Term Loan,                                                                 1,014
                           4.57%, 4/28/11 *

                     500   Mirant Americas LLC, 7.63%, 5/1/06                                                                   445
                           (c)

                   4,600   Mirant Americas LLC, 8.30%, 5/1/11                                                                 4,071
                           (c)(f)

                   1,500   Mirant Americas LLC, 8.50%,                                                                        1,320
                           10/1/21 (c)

                   2,000   Nevada Power Co., 10.88%,                                                                          2,328
                           10/15/09 (f)

                     863   Nevada Power Co., 8.25%, 6/1/11                                                                      971

                     287   Nevada Power Co., 6.50%, 4/15/12                                                                     298
                           (b)

                   4,474   NGC Corp./Dynegy Holdings, Inc.,                                                                   3,937
                           7.13%, 5/15/18

                   1,000   Northwest Pipeline Corp., 8.13%,                                                                   1,126
                           3/1/10

                   3,600   NRG Energy, Inc., 8.00%, 12/15/13                                                                  3,875
                           (b)(f)

                   3,096   Ormat Funding Corp., 8.25%,                                                                        3,081
                           12/30/20 (b)

                   1,850   Pacific Energy Partners, 7.13%,                                                                    2,012
                           6/15/14 (b)

                   3,000   PSEG Energy Holdings, 7.75%,                                                                       3,218
                           4/16/07

                   3,775   Reliant Resources, Inc., 9.25%,                                                                    4,072
                           7/15/10 (f)

                   4,804   Reliant Resources, Inc. Term Loan,                                                                 4,780
                           Tranche RRI, Tranche # LN114470,
                           5.50%, 3/15/07 *

                   1,775   Reliant Resources, Inc., Senior                                                                    1,937
                           Secured Notes, 9.50%, 7/15/13

                   2,000   Southern Natural Gas, 8.88%,                                                                       2,260
                           3/15/10

                   4,800   Teco Energy, Inc., 10.50%, 12/1/07                                                                 5,591

                   1,600   Williams Companies, Inc., 7.63%,                                                                   1,760
                           7/15/19                                                                                        ---------
                                                                                                                            148,959
                                                                                                                          =========
TOTAL CORPORATE BONDS                                                                                                     1,209,393
                                                                                                                          =========

COMMON STOCKS  (0.8%):

Cable Television  (0.2%):

                       9   Classic Holdco. LLC (d)                                                                              778

                     170   Telewest Global, Inc.                                                                              1,980
                                                                                                                          ---------
                                                                                                                              2,758
                                                                                                                          =========

Chemicals & Plastics  (0.1%):

                       9   Continental AFA Dispensing Co. (d)                                                                    51

                      56   Polymer Group, Inc. (d)                                                                              635
                                                                                                                          ---------
                                                                                                                                686
                                                                                                                          =========

Ecological Services & Equipment  (0.1%):

                      32   Kaiser Group Holdings, Inc. (d)                                                                      821
                                                                                                                          ---------
Equipment Leasing  (0.1%):

                     112   NES Rentals Holdings, Inc. (d)                                                                       890
                                                                                                                          ---------
Industrial Equipment  (0.0%):

                       0   Precision Partners, Inc., 0.00% (d)                                                                  105

                       4   Simonds Industries, Inc.                                                                              62
                                                                                                                          ---------
                                                                                                                                167
                                                                                                                          =========

Oil & Gas  (0.0%):

                      75   Coho Energy, Inc. (d)                                                                                  0
                                                                                                                          ---------
Retailers  (0.0%):

                       1   Frank's Nursery & Crafts, Inc. (d)                                                                     0

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.


                      10   Mattress Discounters Corp. (d)                                                                        10

                                                                                                                            -------
Steel  (0.0%):

                     270   ACP Holding Co. (d)                                                                                  398
                                                                                                                            -------
Telecommunications  (0.3%):

                       4   Abovenet, Inc. (d)                                                                                    95

                      33   Cincinnati Bell, Inc. (d)                                                                            114

                       8   Convergent Communications, Inc.                                                                        0
                           (d)

                     193   Dobson Communications Corp. (d)                                                                      257

                      10   Global Crossing Ltd. (d)                                                                             170

                       9   Leucadia National Corp. (d)                                                                          530

                     166   MCI, Inc. (d)                                                                                      2,788

                       1   McleodUSA, Inc. (d)                                                                                    0

                       8   Metrocall Holdings, Inc. (d)(f)                                                                      543

                       1   Viatel Holdings Bermuda Ltd. (d)                                                                       1

                       2   Viatel, Inc. (d)                                                                                       2

                       4   XO Communications, Inc. (d)                                                                           11
                                                                                                                            -------
                                                                                                                              4,511
                                                                                                                            -------
TOTAL COMMON STOCKS                                                                                                          10,241
                                                                                                                            -------

PREFERRED STOCKS  (0.2%):

Automotive  (0.0%):

                       0   HLI Operating Co., Inc., Series A,                                                                    12
                           8.00%                                                                                            -------

Broadcast Radio & TV  (0.0%):

                       8   Spanish Broadcasting System,                                                                         887
                           10.75%                                                                                           -------

Cable Television  (0.1%):

                       0   Classic Holdco. LLC, 9.00%                                                                           653
                                                                                                                            -------
Chemicals & Plastics  (0.0%):

                       0   Polymer Group, Inc., P.I.K.                                                                          479
                           Preferred (b) (f)(g)                                                                              -------

Ecological Services & Equipment  (0.1%):

                      16   Kaiser Group Holdings, Inc., 7.00%                                                                   843
                           (f)                                                                                              -------

Telecommunications  (0.0%):

                       5   Dobson Communications Corp.,                                                                         150
                           6.00%

                      11   McleodUSA, Inc., 2.50%                                                                                27
                                                                                                                            -------
                                                                                                                                177
                                                                                                                            =======
TOTAL PREFERRED STOCKS                                                                                                        3,051
                                                                                                                            =======

WARRANTS  (0.0%):

Automotive  (0.0%):

                       3   Hayes Lemmerz International, Inc.                                                                      4
                                                                                                                            -------
Cable Television  (0.0%):

                       0   UIH Australia/Pacific                                                                                  0
                                                                                                                            -------
Steel  (0.0%):

                     243   ACP Holding Co.                                                                                      358
                                                                                                                            -------
Telecommunications  (0.0%):

                       1   Abovenet, Inc.                                                                                        13

                       2   Abovenet, Inc.                                                                                        10

                      24   McleodUSA, Inc.                                                                                        3

                       1   Pathnet, Inc.                                                                                          0

                       7   XO Communications, Inc., Series A                                                                      6

                       5   XO Communications, Inc., Series B                                                                      3

                       5   XO Communications, Inc., Series C                                                                      2

                                                                                                                                  -
                                                                                                                                 37
                                                                                                                            -------
TOTAL WARRANTS                                                                                                                  399
                                                                                                                            -------

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

INVESTMENT COMPANIES  (3.1%):

                  39,006   One Group Prime Money Market                                                                      39,006
                           Fund, Class I (e)                                                                             ----------

TOTAL INVESTMENT COMPANIES                                                                                                   39,006
                                                                                                                         ----------

SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING  (22.7%):

                 286,659   Pool of various securities for One                                                               286,659
                           Group Bond Funds #                                                                            ----------

TOTAL SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING                                                       286,659
                                                                                                                         ----------
TOTAL (COST $1,545,061) (A)                                                                                              $1,548,749
                                                                                                                         ==========

------------

Percentages indicated are based on net assets of $1,260,307.

(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

Unrealized appreciation.........................                $  67,203
Unrealized depreciation.........................                  (63,515)
                                                                ---------
Net unrealized appreciation (depreciation)......                $   3,688
                                                                =========

      Aggregate cost for federal income tax purposes differs from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities have been determined to be liquid under procedures established by the Board of Trustees.

(c)   Defaulted security.

(d)   Non-income producing security.

(e)   Investment in affiliate.

(f) Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.

(g) Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees.

      Amounts shown as 0 are either 0, or rounded to less than 1,000.

* The interest rate for this variable rate note, which will change periodically, is based upon prime rates or an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at September 30, 2004.

# The cash collateral received by the Fund was pooled and at September 30, 2004 was invested in Commercial Paper (with interest rates ranging from 1.61% to 1.96% and maturity dates ranging from October 2004 through July
      2005), Repurchase Agreements (with interest rates ranging from 1.82% to 2.06% and maturity dates of October 1, 2004), and Master Notes (with interest rates ranging from 1.68% to 2.30% and maturity dates ranging from October 2004 to July 2007).

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

ONE GROUP MUTUAL FUNDS
================================================================================
SCHEDULE OF PORTFOLIO INVESTMENTS

ABBREVIATIONS

ARM      Adjustable Rate Mortgage

CMO      Collateralized Mortgage Obligations

GO       General Obligation

HB High Coupon Bonds (a.k.a. "IOettes") represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO's the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the REMIC trust and allocating them to the small principal of the HB class.

IF Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index.

IO Interest Only represents the right to receive the monthly interest payment on an underlying pool of mortgage loans. The face amount shown represents the par value on the underlying pool. The yields on these securities are generally higher than prevailing market yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. These securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

MTN      Medium Term Notes

PO Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

ONE GROUP MUTUAL FUNDS
INVESTOR CONSERVATIVE GROWTH FUND
Schedule of Portfolio Investments                             September 30, 2004
(Amounts in thousands)
(Unaudited)

THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("THE LIST") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

                                       SECURITY
          SHARES                      DESCRIPTION                                                                           VALUE
          ------                      -----------                                                                           -----
INVESTMENT COMPANIES  (99.7%):
                   6,810   One Group Bond Fund, Class I (b)                                                                $ 74,635

                   3,308   One Group Diversified Equity Fund,                                                                37,711
                           Class I (b)

                   1,082   One Group Diversified International                                                               15,284
                           Equity Fund, Class I (b)

                     818   One Group Diversified Mid Cap                                                                     15,242
                           Fund, Class I (b)

                   2,275   One Group Equity Income Fund,                                                                     37,646
                           Class I (b)

                   7,184   One Group Government Bond Fund,                                                                   74,574
                           Class I (b)

                   7,181   One Group High Yield Bond Fund,                                                                   59,891
                           Class I (b)

                  11,262   One Group Income Bond Fund,                                                                       89,642
                           Class I (b)

                   6,245   One Group Intermediate Bond Fund,                                                                 67,200
                           Class I (b)

                     869   One Group International Equity Index                                                              15,212
                            Fund, Class I (b)

                   2,705   One Group Large Cap Growth Fund,                                                                  37,733
                           Class I (b) (c)

                   2,085   One Group Large Cap Value Fund,                                                                   30,087
                           Class I (b)

                   4,984   One Group Market Neutral Fund,                                                                    52,728
                           Class I (b)

                     353   One Group Mid Cap Growth Fund,                                                                     7,605
                           Class I (b) (c)

                     447   One Group Mid Cap Value Fund,                                                                      7,604
                           Class I (b)

                  14,851   One Group Prime Money Market                                                                      14,851
                           Fund, Class I (b)

                   7,030   One Group Short-Term Bond Fund,                                                                   75,007
                           Class I (b)

                   3,792   One Group Ultra Short-Term Bond                                                                   37,502
                           Fund, Class I (b)                                                                               --------

TOTAL INVESTMENT COMPANIES                                                                                                  750,154
                                                                                                                           --------
TOTAL (COST $720,090) (a)                                                                                                  $750,154
                                                                                                                           ========

------------

Percentages indicated are based on net assets of $752,303.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

Unrealized appreciation ..............................  $34,468
Unrealized depreciation ..............................   (4,404)
                                                        -------
Net unrealized appreciation (depreciation) ...........  $30,064
                                                        =======

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

      Aggregate cost for federal income tax purposes differs from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

(b) Investment in affiliate.

(c) Non-income producing security.

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

ONE GROUP MUTUAL FUNDS
INVESTOR BALANCED FUND
Schedule of Portfolio Investments                             September 30, 2004
(Amounts in thousands)
(Unaudited)

THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("THE LIST") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

                                       SECURITY
         SHARES                       DESCRIPTION                                                                           VALUE
         ------                       -----------                                                                           -----
INVESTMENT COMPANIES (100.1%):

                  10,669   One Group Bond Fund, Class I (b)                                                              $  116,936

                  12,943   One Group Diversified Equity Fund,                                                               147,552
                           Class I (b)

                   3,161   One Group Diversified International                                                               44,672
                           Equity Fund, Class I (b)

                   1,602   One Group Diversified Mid Cap                                                                     29,864
                           Fund, Class I (b)

                  3,564    One Group Equity Income Fund,                                                                    58,979
                           Class I (b)

                  12,675   One Group Government Bond Fund,                                                                  131,567
                           Class I (b)

                  15,828   One Group High Yield Bond Fund,                                                                  132,008
                           Class I (b)

                  20,173   One Group Income Bond Fund,                                                                      160,574
                           Class I (b)

                   6,799   One Group Intermediate Bond Fund,                                                                 73,162
                           Class I (b)

                   3,397   One Group International Equity Index                                                              59,490
                           Fund, Class I (b)

                   7,419   One Group Large Cap Growth Fund,                                                                 103,501
                           Class I (b) (c)

                   7,151   One Group Large Cap Value Fund,                                                                  103,191
                           Class I (b)

                   5,635   One Group Market Expansion Fund,                                                                  59,566
                           Class I (b)

                   9,750   One Group Market Neutral Fund,                                                                   103,156
                           Class I (b)

                   1,383   One Group Mid Cap Growth Fund,                                                                    29,793
                           Class I (b) (c)

                   2,622   One Group Mid Cap Value Fund,                                                                     44,629
                           Class I (b)

                  15,049   One Group Prime Money Market                                                                      15,049
                           Fund, Class I (b)

                   2,756   One Group Short-Term Bond Fund,                                                                   29,406
                           Class I (b)

                   1,285   One Group Small Cap Growth Fund,                                                                  14,876
                           Class I (b) (c)

                   1,486   One Group Ultra Short-Term Bond                                                                   14,693
                           Fund, Class I (b)                                                                             ----------

TOTAL INVESTMENT COMPANIES                                                                                                1,472,664
                                                                                                                         ----------
TOTAL (COST $1,394,934) (a)                                                                                              $1,472,664
                                                                                                                         ==========

------------

Percentages indicated are based on net assets of $1,471,674.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

Unrealized appreciation ..............................  $ 93,776
Unrealized depreciation ..............................   (16,046)
                                                        --------
Net unrealized appreciation (depreciation) ...........  $ 77,730
                                                        ========

    Aggregate cost for federal income tax purposes differs from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

(b) Investment in affiliate.

(c) Non-income producing security.

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

ONE GROUP MUTUAL FUNDS
INVESTOR GROWTH & INCOME FUND
Schedule of Portfolio Investments                             September 30, 2004
(Amounts in thousands)
(Unaudited)

THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("THE LIST") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

                                         SECURITY
             SHARES                     DESCRIPTION                                                                         VALUE
             ------                     -----------                                                                         -----
INVESTMENT COMPANIES (100.0%):
                   6,224   One Group Bond Fund, Class I (b)                                                              $   68,213

                  18,128   One Group Diversified Equity Fund,                                                               206,660
                           Class I (b)

                   6,152   One Group Diversified International                                                               86,923
                           Equity Fund, Class I (b)

                   3,735   One Group Diversified Mid Cap                                                                     69,628
                           Fund, Class I (b)

                   6,569   One Group Government Bond Fund,                                                                   68,185
                           Class I (b)

                  18,466   One Group High Yield Bond Fund,                                                                  154,003
                           Class I (b)

                  15,005   One Group Income Bond Fund,                                                                      119,437
                           Class I (b)

                   1,584   One Group Intermediate Bond Fund,                                                                 17,041
                           Class I (b)

                   3,965   One Group International Equity Index                                                              69,429
                            Fund, Class I (b)

                  16,077   One Group Large Cap Growth Fund,                                                                 224,275
                           Class I (b) (c)

                  15,491   One Group Large Cap Value Fund,                                                                  223,537
                           Class I (b)

                   6,573   One Group Market Expansion Fund,                                                                  69,481
                           Class I (b)

                  11,374   One Group Market Neutral Fund,                                                                   120,333
                           Class I (b)

                   3,227   One Group Mid Cap Growth Fund,                                                                    69,514
                           Class I (b) (c)

                   4,078   One Group Mid Cap Value Fund,                                                                     69,416
                           Class I (b)

                  18,263   One Group Prime Money Market                                                                      18,263
                           Fund, Class I (b)

                   3,011   One Group Small Cap Growth Fund,                                                                  34,871
                           Class I (b) (c)

                   1,408   One Group Small Cap Value Fund,                                                                   34,747
                           Class I (b)                                                                                   ----------

TOTAL INVESTMENT COMPANIES                                                                                                1,723,956
                                                                                                                         ----------
TOTAL (COST $1,624,194) (a)                                                                                              $1,723,956
                                                                                                                         ==========

------------

Percentages indicated are based on net assets of $1,724,325.

(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

Unrealized appreciation..........................     $132,862
Unrealized depreciation..........................     $(33,100)
                                                      --------
Net unrealized appreciation (depreciation).......     $ 99,762
                                                      ========

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

     Aggregate cost for federal income tax purposes differs from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

(b) Investment in affiliate.

(c) Non-income producing security.

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

ONE GROUP MUTUAL FUNDS
INVESTOR GROWTH FUND
Schedule of Portfolio Investments                             September 30, 2004
(Amounts in thousands)
(Unaudited)

THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("THE LIST") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.



                                       SECURITY
            SHARES                    DESCRIPTION                                                                           VALUE
            ------                    -----------                                                                           -----
INVESTMENT COMPANIES (99.8%):
                  13,477   One Group Diversified Equity Fund,                                                            $  153,638
                           Class I (b)

                   4,389   One Group Diversified International                                                               62,020
                           Equity Fund, Class I (b)

                   3,335   One Group Diversified Mid Cap                                                                     62,160
                           Fund, Class I (b)

                   6,078   One Group High Yield Bond Fund,                                                                   50,691
                           Class I (b)

                   3,533   One Group International Equity Index                                                              61,871
                            Fund, Class I (b)

                  11,015   One Group Large Cap Growth Fund,                                                                 153,661
                           Class I (b) (c)

                  11,337   One Group Large Cap Value Fund,                                                                  163,596
                           Class I (b)

                   3,911   One Group Market Expansion Fund,                                                                  41,339
                           Class I (b)

                   6,756   One Group Market Neutral Fund,                                                                    71,478
                           Class I (b)

                   2,879   One Group Mid Cap Growth Fund,                                                                    62,015
                           Class I (b) (c)

                   3,634   One Group Mid Cap Value Fund,                                                                     61,859
                           Class I (b)

                  20,014   One Group Prime Money Market                                                                      20,014
                           Fund, Class I (b)

                   2,732   One Group Small Cap Growth Fund,                                                                  31,634
                           Class I (b) (c)

                   1,265   One Group Small Cap Value Fund,                                                                   31,199
                           Class I (b)                                                                                   ----------

TOTAL INVESTMENT COMPANIES                                                                                                1,027,175
                                                                                                                         ----------
TOTAL (COST $962,795) (a)                                                                                                $1,027,175
                                                                                                                         ==========

------------

Percentages indicated are based on net assets of $1,028,850.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

Unrealized appreciation.......................   $ 91,517
Unrealized depreciation.......................    (27,137)
                                                 --------
Net unrealized appreciation (depreciation)....   $ 64,380
                                                 ========

     Aggregate cost for federal income tax purposes differs from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

(b) Investment in affiliate.

(c) Non-income producing security.

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

ONE GROUP MUTUAL FUNDS
INSTITUTIONAL PRIME MONEY MARKET FUND
Schedule of Portfolio Investments                             September 30, 2004
(Amounts in thousands)
(Unaudited)

THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("THE LIST") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

        PRINCIPAL                       SECURITY
         AMOUNT                        DESCRIPTION                                                                         VALUE
         ------                        -----------                                                                         -----
COMMERCIAL PAPER (13.0%):
Asset Backed (6.1%):
                 133,672   Atlantis One Funding Corp., 1.43%,                                                           $   133,457
                           11/10/04 (b)

                  68,532   Atlantis One Funding Corp., 1.44%,                                                                68,408
                           11/15/04 (b)

                 200,000   Clipper Receivables Corp., 1.69%,                                                                199,815
                           10/20/04 (b)

                 176,747   Crown Point Capital Co., L.L.C.,                                                                 176,641
                           1.15%, 10/19/04 (b)

                 193,044   Crown Point Capital Co., L.L.C.,                                                                 191,302
                           2.05%, 3/10/05 (b)

                 168,000   Grampian Funding Ltd., 1.49%,                                                                    167,657
                           11/19/04 (b)

                 390,000   Grampian Funding Ltd., 1.58%,                                                                    388,973
                           11/30/04 (b)

                 115,000   Mane Funding Corp., 1.56%,                                                                       114,872
                           10/26/04 (b)                                                                                 -----------
                                                                                                                          1,441,125
                                                                                                                        -----------
Banking (4.4%):
                 300,000   AB Spintab, 1.65%, 11/23/04                                                                      299,268

                  75,000   Banco Santander Central Hispano                                                                   74,857
                           Americano, 1.48%, 11/16/04

                 196,600   Banco Santander Central Hispano                                                                  195,615
                           Americano, 1.85%, 1/7/05

                 197,000   HSBC Bank Canada, 1.29%, 11/5/04                                                                 196,749
                           (b)

                 143,500   HSBC Bank Canada, 1.84%, 2/7/05                                                                  142,559
                           (b)

                 140,000   Nordeutsche Landesbank, 1.71%,                                                                   139,717
                           11/12/04 (b)                                                                                  ----------

                                                                                                                          1,048,765
                                                                                                                        -----------
Financial Services (2.5%):
                 320,000   Goldman Sachs Group, Inc., 1.65%,                                                                320,000
                           4/29/05 *

                 128,000   Morgan Stanley & Co., 1.86%,                                                                     128,000
                           4/1/05 *

                 150,000   Morgan Stanley & Co., 1.85%,                                                                     150,000
                           5/24/05 *                                                                                     ----------

                                                                                                                            598,000
                                                                                                                        -----------
TOTAL COMMERCIAL PAPER                                                                                                    3,087,890
                                                                                                                         ----------

EXTENDABLE COMMERCIAL NOTES (3.6%):
Asset Backed (3.6%):
                 162,000   ASAP Funding Ltd., 1.62%, 11/9/04                                                                161,712
                           (b)

                  70,000   ASAP Funding Ltd., 1.65%, 11/9/04                                                                 69,873
                           (b)

                  31,000   ASAP Funding Ltd., 1.67%, 11/15/04                                                                30,935
                           (b)

                 175,000   Dakota (Citibank Credit Card Master                                                              174,410
                           Trust), 1.81%, 12/7/04 (b)

                 225,000   Park Granada L.L.C., 1.43%, 10/6/04                                                              224,948
                           (b)


For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                 200,000   Park Granada L.L.C., 1.62%,                                                                      199,885
                           10/13/04 (b)                                                                                  ----------

TOTAL EXTENDABLE COMMERCIAL NOTES                                                                                           861,763
                                                                                                                         ----------

CORPORATE NOTES/MEDIUM TERM NOTES (26.4%):
Asset Backed (19.9%):
                  30,000   Beta Finance, Inc., 1.26%,                                                                        30,000
                           10/12/04

                 207,000   Blue Heron Funding Ltd., 1.84%,                                                                  207,000
                           10/15/04 * (b)

                 120,000   Blue Heron Funding Ltd., 1.84%,                                                                  120,000
                           12/17/04 * (b)

                 147,000   Blue Heron Funding Ltd., 1.87%,                                                                  147,000
                           2/23/05 * (b)

                 159,000   Blue Heron Funding Ltd., 1.95%,                                                                  159,000
                           3/18/05 * (b)

                  99,000   Blue Heron Funding Ltd., 1.85%,                                                                   99,000
                           5/18/05 * (b)

                 481,500   C.C. USA Inc., 1.81%, 6/15/05 *                                                                  481,397
                           (b)

                  72,000   Dorada Finance, Inc., 1.83%, 2/9/05                                                               71,997
                           *

                  64,196   G-Force Ltd., Series 02-1, 1.89%,                                                                 64,196
                           12/27/04 * (b)

                 109,300   G-Star Ltd., Series A-1MM, 1.90%,                                                                109,300
                           4/25/05 * (b)

                 175,000   Holmes Financing, PLC, 1.71%,                                                                    175,000
                           4/15/05 *

                  42,000   K2 (USA) L.L.C., 1.45%, 10/25/04                                                                  41,999
                           (b)

                 132,000   K2 (USA) L.L.C., 1.80%, 6/8/05 *                                                                 131,986
                           (b)

                 220,000   K2 (USA) L.L.C., 1.83%, 6/15/05 *                                                                219,985
                           (b)

                 250,000   K2 (USA) L.L.C., 1.72%, 7/15/05 *                                                                249,980
                           (b)

                 150,000   K2 (USA) L.L.C., 1.73%, 9/10/05 *                                                                150,004
                           (b)

                  50,000   K2 (USA) L.L.C., 1.74%, 9/15/05 *                                                                 50,000
                           (b)

                 100,000   Leafs L.L.C., 1.82%, 2/22/05 * (b)                                                               100,000

                 250,000   Links Finance L.L.C., 1.73%,                                                                     249,997
                           11/15/04 * (b)

                  75,000   Links Finance L.L.C., 1.48%,                                                                      74,964
                           4/15/05 (b)

                 120,000   Premium Asset Trust Series 2003-5,                                                               120,000
                           1.71%, 9/1/05 * (b)

                 200,000   Racers, Series 00-7-MM, 1.85%,                                                                   200,000
                           12/1/04 * (b)

                 232,000   Racers, Series 00-7-MM-A2, 1.85%,                                                                232,000
                           1/3/05 * (b)

                  75,000   Sigma Finance, Inc., 1.77%, 1/21/05                                                               74,997
                           * (b)

                  50,000   Sigma Finance, Inc., 1.65%, 3/4/05 *                                                              49,996
                           (b)

                  60,000   Sigma Finance, Inc., 1.71%, 3/15/05                                                               59,995
                           * (b)

                 100,000   Sigma Finance, Inc., 1.71%, 3/16/05                                                               99,991
                           * (b)

                 150,000   Sigma Finance, Inc., 1.48%, 4/15/05                                                              149,946
                           (b)

                 100,000   Sigma Finance, Inc., 1.71%, 4/15/05                                                               99,989
                           * (b)

                  95,000   Sigma Finance, Inc., 1.74%, 6/2/05 *                                                              94,984
                           (b)

                 100,000   Sigma Finance, Inc., 1.74%, 6/2/05 *                                                              99,983
                           (b)

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                 300,000   Sigma Finance, Inc., 1.81%, 6/13/05                                                              299,957
                            * (b)

                  50,000   Sigma Finance, Inc., 1.65%, 8/5/05 *                                                              49,986
                            (b)

                  75,000   Sigma Finance, Inc., 1.69%, 8/15/05                                                               74,992
                            * (b)

                  50,000   Structured Asset Repackaged Trust,                                                                50,000
                           Series 03-8, 1.81%, 8/15/05 * (b)

                  36,000   Tango Finance Corp., 1.94%,                                                                       36,000
                           6/30/05 * (b)                                                                                 ----------
                                                                                                                          4,725,621
                                                                                                                         ----------
Banking (6.0%):
                  60,000   American Express Bank, FSB,                                                                       59,990
                           1.22%, 10/15/04 *

                 125,000   American Express Bank, FSB,                                                                      124,986
                           1.72%, 4/15/05 *

                  25,000   American Express Centurion, 1.76%,                                                                24,999
                           1/20/05 *

                 100,000   American Express Centurion, 1.80%,                                                                99,988
                           4/29/05 *

                 300,000   Bayerische Landesbank, NY, 1.83%,                                                                300,000
                           8/24/05 *

                  20,000   Harris Trust and Savings Bank,                                                                    20,000
                           1.58%, 10/4/04

                 350,000   HBOS Treasury Services, PLC,                                                                     350,001
                           1.75%, 6/20/05 *

                 260,000   HBOS Treasury Services, PLC,                                                                     260,000
                           1.64%, 9/30/05 *

                 175,000   Wells Fargo & Co., 1.69%, 9/30/05                                                                175,000
                           *                                                                                             ----------
                                                                                                                          1,414,964
                                                                                                                         ----------
Financial Services (0.2%):
                  50,000   Toyota Motor Credit Corp., 1.90%,                                                                 50,006
                           12/23/04 *                                                                                    ----------

Retail Stores (0.3%):
                  70,000   Wal-Mart, 5.01%, 6/1/05                                                                           71,357
                                                                                                                         ----------
TOTAL CORPORATE NOTES/MEDIUM TERM NOTES                                                                                   6,261,948
                                                                                                                         ----------
MUNICIPAL NOTES AND BONDS (1.3%):
Georgia (0.5%):
                  89,796   Georgia Municipal Electric Authority,                                                             89,796
                           1.80%, 11/1/04

                  48,120   Georgia Municipal Electric Authority,                                                             48,120
                           1.80%, 11/1/04                                                                                ----------

                                                                                                                            137,916
                                                                                                                         ----------
Illinois (0.2%):
                  41,000   City of Chicago, 1.77%, 11/22/04                                                                  40,895
                                                                                                                         ----------
New Jersey (0.3%):
                  60,000   New Jersey Economic Development                                                                   60,000
                           Authority, Revenue, 1.84%, 2/15/29                                                            ----------
                           *
New York (0.3%):
                  60,000   New York, GO, Series A-10, 1.80%,                                                                 60,000
                           11/1/21, FSA *                                                                                ----------

TOTAL MUNICIPAL NOTES AND BONDS                                                                                             298,811
                                                                                                                         ----------
FUNDING AGREEMENTS (7.1%):

Insurance (7.1%):
                  75,000   AIG Life Insurance Co., 1.68%,                                                                    75,000
                           7/25/05 * (c)

                  82,000   GE Capital Assurance Co., 1.79%,                                                                  82,000
                           2/18/05 * (c)

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                 100,000   GE Capital Assurance Co., 1.80%,                                                                 100,000
                           5/24/05 * (c)

                 200,000   Metropolitan Life Insurance Co.,                                                                 200,000
                           1.95%, 3/15/05 * (c)

                 200,000   New York Life Insurance Co.,                                                                     200,000
                           1.75%, 11/5/04 * (c)

                 200,000   New York Life Insurance Co.,                                                                     200,000
                           1.85%, 2/25/05 * (c)

                 200,000   New York Life Insurance Co.,                                                                     200,000
                           1.72%, 7/27/05 * (c)

                 100,000   Transamerica Life Insurance &                                                                    100,000
                           Annuity Co., 1.84%, 10/11/05 * (c)

                  80,000   Transamerica Life Insurance &                                                                     80,000
                           Annuity Co., 1.87%, 10/11/05 * (c)

                  20,000   Transamerica Occidental Life                                                                      20,000
                           Insurance Co., 1.82%, 10/11/05 * (c)

                 175,000   Transamerica Occidental Life                                                                     175,000
                           Insurance Co., 1.82%, 10/11/05 * (c)

                 120,000   Travelers Insurance Co., 1.97%,                                                                  120,000
                           12/15/04 * (c)

                  80,000   Travelers Insurance Co., 1.96%,                                                                   80,000
                           3/8/05 * (c)

                  50,000   United of Omaha Life Insurance                                                                    50,000
                           Co., 1.80%, 11/18/04 * (c)                                                                    ----------

TOTAL FUNDING AGREEMENTS                                                                                                  1,682,000
                                                                                                                         ----------
CERTIFICATES OF DEPOSIT (23.2%):
Domestic (2.5%):
                 250,000   Bank of New York, 1.80%, 11/8/04                                                                 249,996
                           *
                 350,000   Discover Bank, 1.74%, 10/15/04                                                                   350,000
                                                                                                                         ----------

                                                                                                                            599,996
                                                                                                                         ----------
Euro (6.0%):
                  95,000   ABN Amro Bank, 1.25%, 11/2/04                                                                     95,002

                 367,500   CDC IXIS Asset Management                                                                        367,501
                           Services, 1.79%, 12/27/04

                  46,000   DNB NOR Bank ASA, 1.29%,                                                                          45,995
                           10/28/04

                 100,000   KBC Financial Products Int'l., 1.61%,                                                             99,929
                           2/28/05

                 100,000   Landesbank Hessen-Thueringen GZ,                                                                 100,000
                           1.45%, 10/1/04

                 100,000   Landesbank Hessen-Thueringen GZ,                                                                 100,000
                           1.46%, 10/1/04

                 200,000   Landesbank Hessen-Thueringen GZ,                                                                 200,002
                           1.41%, 11/15/04

                 350,000   Landesbank Hessen-Thueringen GZ,                                                                 350,021
                           1.56%, 5/4/05

                  59,000   Westdeutsche Landesbank GZ,                                                                       58,982
                           1.74%, 5/31/05 *                                                                              ----------
                                                                                                                          1,417,432
                                                                                                                         ----------
Yankee (14.7%):
                 250,000   Canadian Imperial Bank of                                                                        249,955
                           Commerce, 1.78%, 5/31/05 *

                 525,000   Canadian Imperial Bank of                                                                        525,000
                           Commerce, 1.81%, 9/15/05 *

                 100,000   Credit Agricole Indosuez, 1.80%,                                                                  99,995
                           12/9/04 *

                 500,000   Credit Agricole Indosuez, 1.80%,                                                                 499,945
                           4/21/05 *

                 300,000   Deutsche Bank, 1.40%, 2/14/05                                                                    300,000

                 500,000   Deutsche Bank, 1.31%, 4/13/05                                                                    500,000

                 247,000   Natexis Banques Populaires, NY,                                                                  247,000
                           1.30%, 1/18/05

                 100,000   Nordeutsche Landesbank, 1.44%,                                                                    99,999
                           11/16/04

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                 200,000   Nordeutsche Landesbank, 1.44%,                                                                   199,988
                           3/1/05

                 200,000   Nordeutsche Landesbank, 1.63%,                                                                   200,006
                           5/16/05

                 348,000   Societe Generale, 2.00%, 3/11/05                                                                 348,000

                 100,000   Societe Generale, 1.78%, 3/24/05 *                                                                99,996

                 100,000   Svenska Handelsbanken, 1.80%,                                                                     99,995
                           12/9/04 *                                                                                    -----------
                                                                                                                          3,469,879
                                                                                                                        -----------
TOTAL CERTIFICATES OF DEPOSIT                                                                                             5,487,307
                                                                                                                        -----------

U.S. GOVERNMENT AGENCY SECURITIES (4.5%):
Fannie Mae (2.3%):
                 125,000   1.60%, 12/29/04                                                                                  125,000
                 131,750   1.48%, 3/4/05                                                                                    131,750
                 125,000   1.40%, 5/3/05                                                                                    125,000
                 185,000   1.61%, 5/13/05                                                                                   185,000
                                                                                                                        -----------
                                                                                                                            566,750
                                                                                                                        -----------

Federal Home Loan Bank (2.2%):
                 150,000   1.40%, 3/29/05                                                                                   150,000
                 150,000   1.45%, 4/4/05                                                                                    150,000
                 210,000   1.35%, 4/29/05                                                                                   210,000
                                                                                                                        -----------
                                                                                                                            510,000
                                                                                                                        -----------

TOTAL U.S. GOVERNMENT AGENCY SECURITIES                                                                                   1,076,750
                                                                                                                        -----------

TIME DEPOSIT (4.0%):
Banking (4.0%):
                 400,000   Deutsche Bank, Grand Cayman,                                                                     400,000
                           1.97%, 10/1/04

                 548,000   US Bank, Grand Cayman, 1.94%,                                                                    548,000
                           10/1/04                                                                                      -----------

TOTAL TIME DEPOSIT                                                                                                          948,000
                                                                                                                        -----------
REPURCHASE AGREEMENTS (16.8%):
                 100,000   CS First Boston, 1.45%, 3/4/05                                                                   100,000
                           (Proceeds at maturity $101,549,
                           collateralized by various U.S.
                           Government securities)

                 385,071   Government Agency Joint                                                                          385,071
                           Repurchase Agreement, 1.90%,
                           10/1/04 (Proceeds at maturity
                           $385,091, collateralized by various
                           U.S. Government Agency securities)

               3,497,948   Mortgage Backed Joint Repurchase                                                               3,497,948
                           Agreement, 1.90%, 10/1/04 (Proceeds                                                          -----------
                           at maturity $3,498,133 collateralized
                           by various U.S. Government Agency
                           securities)

TOTAL REPURCHASE AGREEMENTS                                                                                               3,983,019
                                                                                                                        -----------

TOTAL (AMORTIZED COST $23,687,488) (a)                                                                                  $23,687,488
                                                                                                                        ===========

------------

Percentages indicated are based on net assets of $23,701,085.

(a) Aggregate cost for federal income tax purposes differs from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

(b) Security exempt from registration under Rule 144A and/or Section 4(2) of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities have been determined to be liquid under procedures established by the Board of Trustees.

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

(c) Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees.

* Variable rate securities. The interest rate, which will change periodically, is based upon an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at September 30, 2004.

FSA      Federal Security Assurance

GO       General Obligation

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

ONE GROUP MUTUAL FUNDS
TREASURY ONLY MONEY MARKET FUND
Schedule of Portfolio Investments                             September 30, 2004
(Amounts in thousands)
(Unaudited)

THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("THE LIST") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

           PRINCIPAL                 SECURITY
            AMOUNT                  DESCRIPTION                                                                             VALUE
            ------                  -----------                                                                             -----
U.S. TREASURY OBLIGATIONS (100.1%):
U.S. Treasury Bills (95.7%):
                 250,000   10/07/04                                                                                      $  249,946
                 293,075   10/14/04 (b)                                                                                     292,929
                 236,220   10/21/04 (b)                                                                                     236,041
                 199,135   10/28/04 (b)                                                                                     198,923
                 250,395   11/04/04 (b)                                                                                     250,050
                 248,790   11/12/04                                                                                         248,368
                 314,075   11/18/04                                                                                         313,470
                 245,745   11/26/04                                                                                         245,165
                 264,150   12/02/04                                                                                         263,441
                 299,255   12/09/04                                                                                         298,362
                 244,380   12/16/04                                                                                         243,538
                 250,000   12/23/04                                                                                         249,040
                 156,400   12/30/04                                                                                         155,747
                                                                                                                         ----------
                                                                                                                          3,245,020
                                                                                                                         ----------

U.S. Treasury Notes (4.4%):
                  75,000   2.00%, 11/30/04                                                                                   75,113
                  75,000   1.75%, 12/31/04                                                                                   75,122
                                                                                                                         ----------
                                                                                                                            150,235
                                                                                                                         ----------
TOTAL U.S. TREASURY OBLIGATIONS                                                                                           3,395,255
                                                                                                                         ----------
TOTAL (AMORTIZED COST $3,395,255) (a)                                                                                    $3,395,255
                                                                                                                         ==========


------------
Percentages indicated are based on net assets of $3,391,827.

(a) Aggregate cost for federal income tax purposes differs from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

(b) Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

ONE GROUP MUTUAL FUNDS
GOVERNMENT MONEY MARKET FUND
Schedule of Portfolio Investments                             September 30, 2004
(Amounts in thousands)
(Unaudited)

THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("THE LIST") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

            SHARES
              OR
           PRINCIPAL                     SECURITY
            AMOUNT                      DESCRIPTION                                                                         VALUE
            ------                      -----------                                                                         -----
U.S. GOVERNMENT AGENCY SECURITIES (70.2%):
Fannie Mae (26.9%):
                 180,000   1.75%, 10/28/04 *                                                                             $  179,996
                 180,000   1.86%, 12/8/04                                                                                   179,368
                  90,000   1.60%, 12/29/04                                                                                   90,000
                  90,000   1.63%, 1/3/05                                                                                     90,000
                 300,000   1.73%, 1/10/05 *                                                                                 299,958
                 290,000   1.50%, 2/14/05 *                                                                                 289,681
                 230,000   1.75%, 2/18/05 *                                                                                 229,987
                  92,000   1.88%, 2/23/05                                                                                    91,307
                 115,000   1.40%, 2/25/05                                                                                   115,000
                  72,500   2.01%, 3/9/05                                                                                     71,861
                 180,000   2.03%, 3/23/05                                                                                   178,258
                 115,000   1.40%, 5/3/05                                                                                    115,000
                  90,000   1.55%, 5/4/05                                                                                     90,000
                                                                                                                         ----------
                                                                                                                          2,020,416
                                                                                                                         ----------
Federal Farm Credit Bank (12.5%):
                 100,000   1.75%, 10/14/04 *                                                                                 99,999
                 270,000   1.74%, 10/28/04 *                                                                                269,996
                 275,000   1.65%, 2/10/05 *                                                                                 274,990
                 190,000   1.70%, 3/17/05 *                                                                                 189,983
                 105,000   1.81%, 9/2/05 *                                                                                  105,000
                                                                                                                         ----------
                                                                                                                            939,968
                                                                                                                         ----------
Federal Home Loan Bank (23.6%):
                  85,000   1.40%, 2/25/05                                                                                    85,000
                 230,000   1.76%, 2/25/05 *                                                                                 229,977
                 146,500   1.50%, 3/1/05                                                                                    146,500
                 140,000   1.40%, 3/23/05                                                                                   140,000
                 140,000   1.40%, 3/29/05                                                                                   140,000
                 135,000   1.80%, 4/7/05 *                                                                                  134,993
                 100,000   1.40%, 4/15/05                                                                                    99,992
                  95,000   1.30%, 4/25/05                                                                                    95,000
                 100,000   1.49%, 10/3/05 *                                                                                  99,950
                 250,000   1.76%, 10/3/05 *                                                                                 249,912
                 150,000   1.48%, 10/5/05 *                                                                                 149,931
                 200,000   1.84%, 3/28/06 *                                                                                 199,851
                                                                                                                         ----------
                                                                                                                          1,771,106
                                                                                                                         ----------
Freddie Mac (7.2%):
                  90,000   2.08%, 3/29/05                                                                                    89,078
                 230,000   1.83%, 9/9/05 *                                                                                  230,000
                 220,000   1.54%, 10/7/05 *                                                                                 220,000
                                                                                                                         ----------
                                                                                                                            539,078
                                                                                                                         ----------
TOTAL U.S. GOVERNMENT AGENCY SECURITIES                                                                                   5,270,568
                                                                                                                         ----------

REPURCHASE AGREEMENTS (29.8%):
                 100,000   CS First Boston, 1.54%, 4/8/05                                                                   100,000
                           (Proceeds at maturity $101,533,
                           collateralized by various U.S.
                           Government securities)

               2,142,787   Government Agency Joint                                                                        2,142,787
                           Repurchase Agreement, 1.90%,                                                                  ----------
                           10/1/04 (Proceeds at maturity
                           $2,142,900, collateralized by various
                           U.S. Government Agency securities)

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

TOTAL REPURCHASE AGREEMENTS                                                                                               2,242,787
                                                                                                                         ----------
TOTAL (AMORTIZED COST $7,513,355) (a)                                                                                    $7,513,355
                                                                                                                         ==========

------------
Percentages indicated are based on net assets of $7,513,764.

(a) Aggregate cost for federal income tax purposes differs from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

* Variable rate securities. The interest rate, which will change periodically, is based upon an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at September 30, 2004.

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

ONE GROUP MUTUAL FUNDS
PRIME MONEY MARKET FUND
Schedule of Portfolio Investments                             September 30, 2004
(Amounts in thousands)
(Unaudited)

THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("THE LIST") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

         PRINCIPAL                   SECURITY
          AMOUNT                    DESCRIPTION                                                                             VALUE
          ------                    -----------                                                                             -----
COMMERCIAL PAPER (16.1%):
Asset Backed (9.8%):
                  81,175   Bavaria Universal Funding Corp.,                                                              $   81,164
                           1.26%, 10/4/04 (b)

                  50,188   Concord Minutemen Capital Co.,                                                                    50,172
                           L.L.C., 1.42%, 10/8/04 (b)

                  56,302   Concord Minutemen Capital Co.,                                                                    56,274
                           L.L.C., 1.49%, 10/12/04 (b)

                 100,000   Crown Point Capital Co., L.L.C.,                                                                  99,940
                           1.15%, 10/19/04 (b)

                  90,000   Galaxy Funding, Inc., 1.69%,                                                                      89,838
                           11/8/04 (b)

                 115,000   Giro Multi-Funding Corp., 1.70%,                                                                 114,904
                           10/18/04 (b)

                  15,000   Giro Multi-Funding Corp., 1.68%,                                                                  14,981
                           10/27/04 (b)

                  50,000   Grampian Funding Ltd., 1.49%,                                                                     49,898
                           11/19/04 (b)

                  75,000   Grampian Funding Ltd., 1.58%,                                                                     74,803
                           11/30/04 (b)

                  57,000   K2 (USA) L.L.C., 2.06%, 3/22/05                                                                   56,444
                           (b)

                  52,575   Lexington Parker Capital Co., L.L.C.,                                                             52,489
                           1.45%, 11/10/04 (b)

                  56,250   Tango Finance Corp., 1.15%,                                                                       56,218
                           10/18/04 (b)                                                                                  ----------
                                                                                                                            797,125
                                                                                                                         ----------
Banking  (5.0%):
                 108,000   AB Spintab, 1.53%, 10/28/04                                                                      107,872

                  80,000   HSBC Bank Canada, 2.01%, 3/7/05                                                                   79,302

                  50,000   KBC Financial Products                                                                            49,887
                           International, 1.76%, 11/16/04 (b)

                  53,000   KBC Financial Products                                                                            52,873
                           International, 1.65%, 11/22/04 (b)

                  54,000   National Bank Of New Zealand,                                                                     53,974
                           1.19%, 10/15/04

                  65,000   National Bank Of New Zealand,                                                                     64,939
                           1.23%, 10/28/04                                                                               ----------

                                                                                                                            408,847
                                                                                                                         ----------
Financial Services (1.3%):
                 103,000   Goldman Sachs Group, Inc., 1.65%,                                                                103,000
                           4/29/05 * (b)                                                                                 ----------

TOTAL COMMERCIAL PAPER                                                                                                    1,308,972
                                                                                                                         ----------

EXTENDABLE COMMERCIAL NOTES (10.8%):
Asset Backed (10.8%):
                 100,000   ASAP Funding Ltd., 1.62%, 11/9/04                                                                 99,822
                           (b)

                  81,000   ASAP Funding Ltd., 1.65%, 11/9/04                                                                 80,853
                           (b)

                 100,000   Concord Minutemen Capital Co.,                                                                   100,000
                           L.L.C., Series B, 1.72%, 10/7/05 *
                           (b)

                 134,000   Concord Minutemen Capital Co.,                                                                   134,001

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                           L.L.C., Series B, 1.74%, 10/12/05 *
                           (b)

                  50,000   Concord Minutemen Capital Co.,                                                                    50,000
                           L.L.C., Series B, 1.74%, 10/14/05 *
                           (b)

                 100,000   Dakota (Citibank Credit Card Master                                                               99,775
                           Trust), 1.79%, 11/15/04 (b)

                  65,250   Halogen Funding Co., L.L.C., 1.74%,                                                               65,250
                           10/14/05 * (b)

                  25,000   Halogen Funding Co., L.L.C., 1.74%,                                                               25,000
                           10/14/05 * (b)

                  75,000   Park Granada L.L.C., 1.43%, 10/6/04                                                               74,982
                           (b)

                  70,000   Park Granada L.L.C., 1.45%, 10/8/04                                                               69,978
                           (b)

                  81,000   Park Granada L.L.C., 1.45%, 10/8/04                                                               80,974
                           (b)
                                                                                                                         ----------
TOTAL EXTENDABLE COMMERCIAL NOTES                                                                                           880,635
                                                                                                                         ----------


CORPORATE NOTES/MEDIUM TERM NOTES (31.4%):
Asset Backed (23.7%):
                  50,000   Belford Funding Co., L.L.C., 1.70%,                                                               50,000
                           10/7/04 * (b)

                 103,000   Blue Heron Funding Ltd., 1.84%,                                                                  103,000
                           10/15/04 * (b)

                  59,000   Blue Heron Funding Ltd., 1.84%,                                                                   59,000
                           12/17/04 * (b)

                  50,000   Blue Heron Funding Ltd., 1.85%,                                                                   50,000
                           5/18/05 * (b)

                 105,000   Blue Heron Funding Ltd., 1.87%,                                                                  105,000
                           5/27/05 * (b)

                  59,000   Dorada Finance, Inc., 1.49%,                                                                      58,957
                           10/18/04 (b)

                 100,000   Holmes Financing, PLC, 1.71%,                                                                    100,000
                           4/15/05 *

                  46,500   Leafs L.L.C., 1.82%, 2/22/05 * (b)                                                                46,500

                 150,000   Liberty Lighthouse U.S. Capital Co.,                                                             149,999
                           L.L.C., 1.54%, 10/7/04 * (b)

                  50,000   Liberty Lighthouse U.S. Capital Co.,                                                              49,998
                           L.L.C., 1.67%, 11/3/04 * (b)

                  20,000   Liberty Lighthouse U.S. Capital Co.,                                                              20,017
                           L.L.C., 1.73%, 4/8/05 * (b)

                  80,000   Liberty Lighthouse U.S. Capital Co.,                                                              79,991
                           L.L.C., 1.81%, 4/26/05 * (b)

                 100,000   Links Finance L.L.C., 1.85%,                                                                      99,887
                           5/19/05 (b)

                  80,000   Premium Asset Trust Series 2003-5,                                                                80,000
                           1.71%, 9/1/05 * (b)

                 168,000   Racers, Series 00-7-MM-A2, 1.85%,                                                                168,000
                           1/3/05 * (b)

                  45,000   Sigma Finance, Inc., 1.77%, 1/21/05                                                               44,998
                           * (b)

                  25,000   Sigma Finance, Inc., 1.77%, 1/21/05                                                               24,998
                           * (b)

                 100,000   Sigma Finance, Inc., 1.81%, 6/15/05                                                               99,986
                           * (b)

                  50,000   Structured Asset Repackaged Trust,                                                                50,000
                           Series 03-8, 1.81%, 8/15/05 * (b)

                 240,000   Structured Products Asset Returns                                                                240,001
                           Certificates, 1.69%, 1/26/05 * (b)

                  95,000   Syndicated Loan Funding Trust,                                                                    95,000
                           Series 04-2, 1.95%, 3/21/05 * (b)

                  75,000   Syndicated Loan Funding Trust,                                                                    75,000
                           Series 04-5, 1.90%, 5/16/05 * (b)

                  82,000   Winston Funding Ltd., 1.69%,                                                                      82,000
                           10/25/04 * (b)                                                                                ----------

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                                                                                                                          1,932,332
                                                                                                                         ----------

Banking (7.7%):
                 254,000   Bayerische Landesbank, NY, 1.83%,                                                                254,000
                           8/24/05 *

                 150,000   HBOS Treasury Services, PLC,                                                                     150,000
                           1.75%, 6/20/05 *

                 145,000   HBOS Treasury Services, PLC,                                                                     145,000
                           1.64%, 9/30/05 *

                  75,000   Wells Fargo & Co., 1.69%, 9/30/05                                                                 75,000
                           *                                                                                             ----------
                                                                                                                            624,000
                                                                                                                         ----------
TOTAL CORPORATE NOTES/MEDIUM TERM NOTES                                                                                   2,556,332
                                                                                                                         ----------


MUNICIPAL NOTES AND BONDS (3.1%):
Michigan (0.3%):
                  27,635   Battle Creek Downtown                                                                             27,635
                           Development, 1.89%, 12/1/08 *                                                                 ----------

New Jersey (1.1%):
                  86,500   New Jersey Economic Development                                                                   86,500
                           Authority, Revenue, 1.84%, 2/15/29                                                            ----------
                           *
New York (1.7%):
                 135,845   New York City Transitional Finance                                                               135,845
                           Authority, Revenue, Series B, 1.84%,                                                          ----------
                           5/1/30, LIQ: Westdeutsche
                           Landesbank*

TOTAL MUNICIPAL NOTES AND BONDS                                                                                             249,980
                                                                                                                         ----------
FUNDING AGREEMENTS (9.4%):
Insurance (9.4%):
                  75,000   AIG Life Insurance Co., 1.68%,                                                                    75,000
                           8/26/05 * (c)

                 100,000   Allstate Life Insurance Co., 1.94%,                                                              100,000
                           5/13/05 * (c)

                  75,000   General Electric Capital Assurance                                                                75,000
                           Co., 1.77%, 6/1/05 * (c)

                 100,000   Metropolitan Life Insurance Co.,                                                                 100,000
                           1.95%, 5/15/05 * (c)

                  50,000   New York Life Insurance Co.,                                                                      50,000
                           1.85%, 2/25/05 * (c)

                  50,000   Transamerica Life Insurance &                                                                     50,000
                           Annuity Co., 1.67%, 10/11/05 * (c)

                 315,000   Transamerica Occidental Life                                                                     315,000
                           Insurance Company, 1.87%, 9/9/05 *                                                            ----------
                           (c)

TOTAL FUNDING AGREEMENTS                                                                                                    765,000
                                                                                                                         ----------
CERTIFICATES OF DEPOSIT (10.4%):
Euro (2.8%):
                 125,000   CDC IXIS Asset Management                                                                        125,000
                           Services, 1.79%, 12/27/04

                 100,000   Landesbank Hessen-Thueringen GZ,                                                                 100,006
                           1.56%, 5/4/05                                                                                 ----------
                                                                                                                            225,006
                                                                                                                         ----------
Yankee (7.6%):
                 225,000   Canadian Imperial Bank of                                                                        224,999
                           Commerce, 1.81%, 9/15/05 *

                 100,000   Deutsche Bank, 1.40%, 2/14/05                                                                    100,000

                  50,000   Nordeutsche Landesbank, 1.44%,                                                                    50,000
                           11/16/04

                 100,000   Nordeutsche Landesbank, 1.44%,                                                                    99,994
                           3/1/05

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                 148,000   Societe Generale, 2.00%, 3/11/05                                                                 148,000
                                                                                                                         ----------
                                                                                                                            622,993
                                                                                                                         ----------
TOTAL CERTIFICATES OF DEPOSIT                                                                                               847,999
                                                                                                                         ----------

U.S. GOVERNMENT AGENCY SECURITIES (7.4%):
Fannie Mae (5.2%):
                  75,000   1.60%, 12/29/04                                                                                   75,000
                 100,000   1.50%, 2/14/05                                                                                   100,000
                 150,000   1.50%, 2/15/05                                                                                   149,983
                 100,000   1.40%, 5/3/05                                                                                    100,000
                                                                                                                         ----------
                                                                                                                            424,983
                                                                                                                         ----------
Federal Home Loan Bank (2.2%):
                  96,000   1.50%, 3/1/05                                                                                     96,000
                  80,000   1.40%, 3/29/05                                                                                    80,000
                                                                                                                         ----------
                                                                                                                            176,000
                                                                                                                         ----------
TOTAL U.S. GOVERNMENT AGENCY SECURITIES                                                                                     600,983
                                                                                                                         ----------

REPURCHASE AGREEMENTS (11.4%):
                 928,253   Mortgage Backed Joint Repurchase                                                                 928,253
                           Agreement, 1.90%, 10/1/04 (Proceeds                                                           ----------
                           at maturity $928,302, collateralized
                           by various U.S. Government Agency
                           securities)

TOTAL REPURCHASE AGREEMENTS                                                                                                 928,253
                                                                                                                         ----------

TOTAL (AMORTIZED COST $8,138,154) (a)                                                                                    $8,138,154
                                                                                                                         ==========

------------
Percentages indicated are based on net assets of $8,138,865.

(a) Aggregate cost for federal income tax purposes differs from cost for financial reporting purposes by less than 2% of net assets as is therefore considered substantially the same.

(b) Security exempt from registration under Rule 144A and/or Section 4(2) of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities have been determined to be liquid under procedures established by the Board of Trustees.

(c) Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees.

* Variable rate securities. The interest rate, which will change periodically, is based upon an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at September 30, 2004.

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

ONE GROUP MUTUAL FUNDS
U.S. TREASURY SECURITIES MONEY MARKET FUND
Schedule of Portfolio Investments                             September 30, 2004
(Amounts in thousands)
(Unaudited)

THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("THE LIST") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

        PRINCIPAL                       SECURITY
         AMOUNT                       DESCRIPTION                                                                           VALUE
        ---------                     -----------                                                                           -----
U.S. TREASURY OBLIGATIONS (19.3%):
U.S. Treasury Bills (10.2%):
                  50,000   10/07/04                                                                                      $   49,991
                  50,000   10/21/04                                                                                          49,968
                  50,000   11/18/04                                                                                          49,911
                  50,000   11/26/04                                                                                          49,894
                  50,000   12/16/04                                                                                          49,824
                  50,000   12/23/04                                                                                          49,809
                  50,000   12/30/04                                                                                          49,789
                  50,000   2/03/05                                                                                           49,695
                  50,000   2/24/05                                                                                           49,646
                                                                                                                         ----------
                                                                                                                            448,527
                                                                                                                         ----------

U.S. Treasury Notes (9.1%):
                 150,000   5.88%, 11/15/04                                                                                  150,849
                 150,000   2.00%, 11/30/04                                                                                  150,188
                 100,000   1.75%, 12/31/04                                                                                  100,116
                                                                                                                         ----------
                                                                                                                            401,153
                                                                                                                         ----------

TOTAL U.S. TREASURY OBLIGATIONS                                                                                             849,680
                                                                                                                         ----------
REPURCHASE AGREEMENTS (80.7%):
                 100,000   CS First Boston, 1.34%, 2/22/05                                                                  100,000
                           (Proceeds at maturity $101,450,
                           collateralized by various U.S.
                           Treasury securities)

                 100,000   CS First Boston, 1.36%, 2/22/05                                                                  100,000
                           (Proceeds at maturity $101,472,
                           collateralized by various U.S.
                           Treasury securities)

                 100,000   CS First Boston, 1.45%, 3/1/05                                                                   100,000
                           (Proceeds at maturity $101,567,
                           collateralized by various U.S.
                           Treasury securities)

                 100,000   CS First Boston, 1.49%, 5/2/05                                                                   100,000
                           (Proceeds at maturity $101,610,
                           collateralized by various U.S.
                           Treasury securities)

                 425,000   GNMA Joint Repurchase Agreement,                                                                 425,000
                           1.81%, 10/1/04 (Proceeds at maturity
                           $425,021, collateralized by various
                           U.S. Government securities)

               2,738,860   Treasury Joint Repurchase                                                                      2,738,860
                           Agreement, 1.77%, 10/1/04 (Proceeds                                                           ----------
                           at maturity $2,738,995, collateralized
                           by various U.S. Treasury securities)

TOTAL REPURCHASE AGREEMENTS                                                                                               3,563,860
                                                                                                                         ----------

TOTAL (AMORTIZED COST $4,413,540) (a)                                                                                    $4,413,540
                                                                                                                         ==========

------------

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

Percentages indicated are based on net assets of $4,413,719.

(a) Aggregate cost for federal income tax purposes differs from cost for financial purposes by less than 2% of net assets and is therefore considered substantially the same.

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

ONE GROUP MUTUAL FUNDS
U.S. GOVERNMENT SECURITIES MONEY MARKET FUND
Schedule of Portfolio Investments                             September 30, 2004
(Amounts in thousands)
(Unaudited)

THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("THE LIST") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

       PRINCIPAL                        SECURITY
        AMOUNT                        DESCRIPTION                                                                           VALUE
        ------                        -----------                                                                           ------
U.S. GOVERNMENT AGENCY SECURITIES (74.3%):
Fannie Mae (27.9%):
                  20,000   1.75%, 10/28/04 *                                                                               $ 19,999
                  20,000   1.86%, 12/8/04                                                                                    19,930
                  10,000   1.60%, 12/29/04                                                                                   10,000
                  10,000   1.63%, 1/3/05                                                                                     10,000
                  10,000   1.50%, 2/14/05                                                                                    10,000
                  15,000   1.92%, 2/16/05                                                                                    14,890
                  20,000   1.75%, 2/18/05 *                                                                                  19,999
                   8,000   1.88%, 2/23/05                                                                                     7,940
                  10,000   1.40%, 2/25/05                                                                                    10,000
                  20,000   2.03%, 3/23/05                                                                                    19,806
                  35,000   1.40%, 5/3/05                                                                                     34,999
                  10,000   1.55%, 5/4/05                                                                                     10,000
                                                                                                                           --------
                                                                                                                            187,563
                                                                                                                           --------

Federal Farm Credit Bank (22.8%):
                  30,000   1.74%, 10/28/04 *                                                                                 30,000
                  25,000   1.65%, 2/10/05 *                                                                                  24,999
                  15,000   1.70%, 3/17/05 *                                                                                  14,999
                  10,000   1.65%, 5/17/05                                                                                     9,963
                  15,575   1.65%, 8/3/05                                                                                     15,482
                  20,000   1.81%, 9/2/05 *                                                                                   20,000
                  12,780   1.54%, 9/15/05                                                                                    12,674
                  25,000   1.80%, 2/24/06 *                                                                                  25,000
                                                                                                                           --------
                                                                                                                            153,117
                                                                                                                           --------

Federal Home Loan Bank (14.7%):
                   5,000   1.40%, 2/25/05                                                                                     5,000
                  20,000   1.76%, 2/25/05 *                                                                                  19,998
                  10,000   1.50%, 3/1/05                                                                                     10,000
                  10,000   1.40%, 3/23/05                                                                                    10,000
                  10,000   1.40%, 3/29/05                                                                                    10,000
                  15,000   1.80%, 4/7/05 *                                                                                   14,999
                   5,000   1.30%, 4/25/05                                                                                     5,000
                  10,000   1.55%, 5/4/05                                                                                     10,000
                  13,420   1.70%, 8/19/05                                                                                    13,340
                                                                                                                           --------
                                                                                                                             98,337
                                                                                                                           --------

Freddie Mac (8.9%):
                  10,000   2.02%, 3/21/05                                                                                     9,905
                  10,000   2.08%, 3/29/05                                                                                     9,898
                  20,000   1.83%, 9/9/05 *                                                                                   20,000
                  20,000   1.54%, 10/7/05 *                                                                                  20,000
                                                                                                                           --------
                                                                                                                             59,803
                                                                                                                           --------
TOTAL U.S. GOVERNMENT AGENCY SECURITIES                                                                                     498,820
                                                                                                                            -------

REPURCHASE AGREEMENTS (25.7%):
                  72,142   Government Agency Joint                                                                           72,142
                           Repurchase Agreement, 1.90%,
                           10/1/04 (Proceeds at maturity
                           $72,146, collateralized by various
                           U.S. Government Agency securities)

                 100,000   Mortgage Backed Joint Repurchase                                                                 100,000
                           Agreement, 1.90%, 10/1/04 (Proceeds                                                             --------
                           at maturity $100,005, collateralized

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                           by various U.S. Government Agency
                           securities)

TOTAL REPURCHASE AGREEMENTS                                                                                                 172,142
                                                                                                                           --------

TOTAL (AMORTIZED COST $670,962) (a)                                                                                        $670,962
                                                                                                                           ========

------------

Percentages indicated are based on net assets of $670,995.

(a) Aggregate cost for federal income tax purposes differs from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

* Variable rate securities. The interest rate, which will change periodically, is based upon an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at September 30, 2004.

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

ONE GROUP MUTUAL FUNDS
MUNICIPAL MONEY MARKET FUND
Schedule of Portfolio Investments                             September 30, 2004
(Amounts in thousands)
(Unaudited)

THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("THE LIST") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

      PRINCIPAL                        SECURITY
        AMOUNT                        DESCRIPTION                                                                           VALUE
        ------                        -----------                                                                           ------
ANTICIPATION NOTES (10.0%):
California (2.3%):
                  10,000   Oakland, Tax & Revenue                                                                          $ 10,125
                           Anticipation Notes, GO, 3.00%,
                           7/27/05

                  18,000   State Revenue Anticpation Note,                                                                   18,165
                           Series A, GO, 3.00%, 6/30/05                                                                    --------

                                                                                                                             28,290
                                                                                                                           --------

Ohio (1.3%):
                   2,000   Cincinnati City School District, GO,                                                               2,017
                           2.50%, 9/9/05

                   1,500   City of Powell, Bond Anticipation                                                                  1,500
                           Note,  GO, 1.50%, 11/3/04

                   3,375   Erie County, Bond Anticipation Note,                                                               3,390
                           GO, 2.00%, 4/13/05

                   1,250   Fairfield Township Road                                                                            1,254
                           Improvement, GO, 2.25%, 7/14/05

                   4,000   Lakewood, GO, 2.25%, 6/2/05                                                                        4,017

                   1,275   West Chester Township, GO, 2.05%,                                                                  1,280
                           8/11/05

                   2,750   Youngstown City School District,                                                                   2,756
                           GO, 2.00%, 3/9/05                                                                               --------

                                                                                                                             16,214
                                                                                                                           --------

Pennsylvania (0.7%):
                   8,500   Philadelphia School District, Tax &                                                                8,587
                           Revenue Anticipation Note, GO,                                                                  --------
                           3.00%, 6/30/05

Texas (2.8%):
                  34,000   State Tax & Revenue, GO, 3.00%,                                                                   34,429
                           8/31/05                                                                                         --------

Wisconsin (2.9%):
                  10,000   Madison Metropolitian School                                                                      10,129
                           District, Tax & Revenue Anticipation
                           Notes, 3.00%, 9/9/05

                  25,700   Waukesha School District, Tax &                                                                   26,043
                           Revenue Anticipation Note, 3.00%,                                                               --------
                           8/22/05

                                                                                                                             36,172
                                                                                                                           --------

TOTAL ANTICIPATION NOTES                                                                                                    123,692
                                                                                                                           --------

TAX FREE COMMERCIAL PAPER (5.1%):

Indiana (2.7%):
                  15,000   Development Finance Authority,                                                                    15,000
                           Solid Waste-Pure Air Authority, Series
                           90, AMT, 1.15%, 10/6/04, LOC:
                           Landesbank Hessesn-Thueringen

                  18,000   Development Finance Authority,                                                                    18,000
                           Solid Waste-Pure Air Authority, Series                                                          --------
                           91, AMT, 1.15%, 10/6/04, LOC:
                           Landesbank Hessesn-Thueringen

                                                                                                                             33,000
                                                                                                                           --------
Michigan (2.4%):
                  12,900   State Housing Development                                                                         12,900
                           Authority, Multi-Family, Series A,

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                           AMT, 1.19%, 11/15/04, LOC:
                           Landesbank Hessen-Thueringen

                   7,900   State Housing Development                                                                          7,900
                           Authority, Multi-Family, Series A,
                           AMT, 1.21%, 11/15/04, LOC:
                           Landesbank Hessen-Thueringen

                   9,460   University of Michigan, Series F,                                                                  9,460
                           1.25%, 10/15/04                                                                                   ------

                                                                                                                             30,260
                                                                                                                             ------
TOTAL TAX FREE COMMERCIAL PAPER                                                                                              63,260
                                                                                                                             ------

MUNICIPAL NOTES AND BONDS (3.3%):
Indiana (0.4%):
                   5,000   State Housing Finance Authority,                                                                   5,000
                           Single Family Mortgage Revenue,                                                                   ------
                           Series E-03, AMT, 1.25%, 1/6/05

Michigan (1.1%):
                   3,750   Municipal Bond Authority, Series B-1,                                                              3,797
                           GO, 3.00%, 8/19/05

                   3,000   State Housing Development                                                                          3,000
                           Authority, Series B, AMT, 1.22%,
                           12/1/04

                   6,545   State Housing Development                                                                          6,545
                           Authority, Series C, AMT, 1.22%,                                                                  ------
                           6/1/30, INS: FSA, LIQ: Dexia Public
                           Finance
                                                                                                                             13,342
                                                                                                                             ------

Oregon (1.1%):
                   4,000   State Housing & Community                                                                          4,000
                           Services Department, Single Family
                           Mortgage Revenue, Series M, 1.20%,
                           7/1/19

                  10,000   State Housing & Community                                                                         10,000
                           Services Department, Single Family                                                                ------
                           Mortgage Revenue, Series N, AMT,
                           1.25%, 7/1/19

                                                                                                                             14,000
                                                                                                                             ------
South Carolina (0.7%):
                   9,000   State Association of Governmental                                                                  9,058
                           Organizations, GO, 2.75%, 4/15/05                                                                 -------

TOTAL MUNICIPAL NOTES AND BONDS                                                                                              41,400
                                                                                                                             ------

DAILY DEMAND NOTES (8.8%):
Alaska (0.9%):
                   3,195   Valdez Marine Terminal Revenue,                                                                    3,195
                           Exxon Pipeline Project, 1.61%,
                           10/1/25, GTY: Exxon *

                   8,400   Valdez Marine Terminal Revenue, BP                                                                 8,400
                           Pipelines Project, Series B, 1.74%,                                                               ------
                           7/1/37, GTY: BP North America *

                                                                                                                             11,595
                                                                                                                             ------

Kansas (0.2%):
                   2,475   State Department of Transportation,                                                                2,475
                           Highway Revenue, 1.66%, 9/1/20 *                                                                  ------

Kentucky (0.6%):
                   7,485   Louisville & Jefferson County                                                                      7,485
                           Airport Authority, Series A, AMT,                                                                 ------
                           1.77%, 1/1/29, GTY: UPS *

Massachusetts (1.1%):
                  11,800   State Development Finance Agency,                                                                 11,800
                           Revenue, Boston University, Series
                           R-4, GO, 1.65%, 10/1/42, INS: XL
                           Capital, LIQ: Societe Generale*

                   1,500   State, Central Artery, Series A, GO,                                                               1,500
                                                                                                                             ------

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                           1.74%, 12/1/30, LOC: Landesbank
                           Hessen-Thueringen*

                                                                                                                             13,300
                                                                                                                             ------

Michigan (0.7%):
                     825   Jackson County Economic                                                                              825
                           Development Corp., Limited
                           Obligation Revenue, Vista Grande
                           Villa, Series A, 1.74%, 11/1/31, LOC:
                           ABN AMRO*

                     950   State Strategic Fund, Limited                                                                        950
                           Obligation Revenue, Detroit
                           Symphony, Series A, 1.72%, 6/1/31,
                           LOC: ABN AMRO*

                   6,285   University of Michigan, Hospital                                                                   6,285
                           Revenue, Series 92-A, 1.72%, 12/1/19
                           *

                     300   University of Michigan, Hospital                                                                     300
                           Revenue, Series 98-A2, 1.72%,                                                                     ------
                           12/1/24 *

                                                                                                                              8,360
                                                                                                                             ------

Missouri (0.3%):
                   3,100   St. Louis, IDA, Elderly Housing                                                                    3,100
                           Revenue, Homer G. Phillips Project,                                                               ------
                           Series B, AMT, 1.87%, 12/1/31, LOC:
                           U.S. Bancorp*

Nevada (0.8%):
                  10,200   Clark County School District, Series                                                              10,200
                           B, 1.61%, 6/15/21, LOC: FSA, LIQ:                                                                 ------
                           Bayerische Landesbank*

Ohio (2.0%):
                   6,775   State Air Quality Development                                                                      6,775
                           Authority, Revenue, Ohio Edison Co.
                           Project, Series 88-C, AMT, 1.72%,
                           9/1/18, LOC: Barclays Bank*

                     500   State Solid Waste Revenue, BP                                                                        500
                           Products, Series B, AMT, 1.78%,
                           8/1/34, GTY: BP North America *

                     300   State Solid Waste Revenue, BP                                                                        300
                           Products, Series B, AMT, 1.78%,
                           8/1/34, GTY: BP North America*

                   1,835   State Solid Waste Revenue, BP                                                                      1,835
                           Chemical, Inc. Project, AMT, 1.78%,
                           8/1/34, GTY: BP North America*

                   5,675   State Solid Waste Revenue, BP                                                                      5,675
                           Exploration & Oil Project, AMT, 1.78%,
                           2/1/33, GTY: BP North America*

                   3,600   State Solid Waste Revenue, BP                                                                      3,600
                           Exploration & Oil Project, AMT, 1.78%,
                           8/1/34, GTY: BP North America*

                   1,300   State Solid Waste Revenue, BP                                                                      1,300
                           Exploration & Oil Project, Series 99,
                           AMT, 1.78%, 8/1/34, GTY: BP North
                           America*
                   3,565   State Solid Waste Revenue, BP                                                                      3,565
                           Products, AMT, 1.78%, 8/1/34, GTY:
                           BP North America*

                     500   State Water Development Authority,                                                                   500
                                                                                                                                ---
                           Pollution Control Facilities Revenue,
                           Edison Co. Project, Series B, 1.78%,
                           9/1/18, LOC: Barclays Bank*
                                                                                                                             24,050
                                                                                                                             ------

Oregon (0.5%):
                   6,670   Port of Portland, Special Obligation                                                               6,670
                           Revenue, Horizon Airlines Industries,                                                             ------
                           Inc. Project, AMT, 1.72%, 6/15/27, LOC: Bank of
                           America*

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

Tennessee (1.3%):
                   3,095   Clarksville, Public Building Authority,                                                            3,095
                           Revenue, 1.76%, 1/1/33, LOC: Bank
                           of America*

                  13,500   Clarksville, Public Building Authority,                                                           13,500
                           Revenue, 1.76%, 7/1/34, LOC: Bank                                                                -------
                           of America*

                                                                                                                             16,595
                                                                                                                            -------

Virginia (0.4%):
                   2,300   King George County, IDA, Revenue,                                                                  2,300
                           Birchwood Power Partners Project,
                           AMT, 1.85%, 11/1/25, LOC: Credit
                           Suisse First Boston*

                   2,700   King George County, IDA, Revenue,                                                                  2,700
                           Birchwood Power Partners Project,                                                                -------
                           AMT, 1.85%, 3/1/27, LOC: Credit
                           Suisse First Boston*

                                                                                                                              5,000
                                                                                                                            -------
TOTAL DAILY DEMAND NOTES                                                                                                    108,830
                                                                                                                            -------

WEEKLY DEMAND NOTES (67.9%):
Arizona (0.8%):
                   5,000   Tucson, IDA, Multi-Family Housing                                                                  5,000
                           Revenue, Series 02-A, 1.69%,
                           1/15/32, INS: FNMA*

                   5,270   Tucson, Single Family Mortgage                                                                     5,270
                           Revenue, Roaring Fork Trust, Series                                                              -------
                           01-A, AMT, 1.84%, 1/1/34, GTY:
                           FNMA, LIQ: Bank of New York* (b)
                                                                                                                             10,270
                                                                                                                             ------
Arkansas (0.3%):
                   3,720   State Development Finance                                                                          3,720
                           Authority, IDR, Semco, Inc. Project,                                                             -------
                           AMT, 1.80%, 12/1/19, LOC: Bank of
                           America*

California (3.2%):
                  14,927   Federal Home Loan Mortgage Corp.,                                                                 14,927
                           Multi-Family Variable Certificates,
                           Series M001, Class A, AMT, 1.84%,
                           8/15/45 * (b)

                   7,000   State Economic Recovery Bonds,                                                                     7,000
                           Series C-11, GO, 1.67%, 7/1/23, LOC:
                           BNP Paribas*

                  10,000   State Economic Recovery Bonds,                                                                    10,000
                           Series C-15, GO, 1.70%, 7/1/23, INS:
                           FSA, LIQ: Dexia Public Finance
                           Bank*

                   8,000   State Economic Recovery Bonds,                                                                     8,000
                           Series C-19, GO, 1.62%, 7/1/23, INS:                                                             -------
                           XL Capital, LIQ: Dexia Public Finance
                           Bank*

                                                                                                                             39,927
                                                                                                                            -------

Colorado (2.5%):
                   1,400   Colorado Springs YMCA, Pikes Peak                                                                  1,400
                           Project, 1.71%, 11/1/22, LOC: Wells
                           Fargo*

                   9,800   Denver Airport System Revenue,                                                                     9,800
                           AMT, 1.80%, 11/15/25, LOC: Societe
                           Generale*

                   7,000   Denver City & County, Certificates                                                                 7,000
                           of Participation, Wellington E Webb,
                           Series 03-C, 1.70%, 12/1/29, LOC:
                           AMBAC, LIQ: Dexia Public Finance
                           Bank*

                   5,915   Denver City & County, Single                                                                       5,915
                           Family Mortgage Revenue, AMT,

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                           1.84%, 11/1/32, LIQ: Bank of New
                           York* (b)

                   3,945   El Paso County, Single Family                                                                      3,945
                           Mortgage Revenue, AMT, 1.84%,
                           11/1/33, LIQ: Bank of New York* (b)

                   2,440   School of Mines, EDC, Revenue,                                                                     2,440
                           1.76%, 9/1/26, LOC: Allied Irish                                                                  ------
                           Bank*

                                                                                                                             30,500
                                                                                                                             ------

Florida (2.5%):
                  11,000   Highlands County Health Facilities                                                                11,000
                           Authority, Revenue, Adventist Health
                           System, Series 2003-C, 1.78%,
                           11/15/21, LIQ: Adventist Health
                           System*

                   4,955   Palm Beach County, Multi-Family                                                                    4,955
                           Housing Revenue, Caribbean Villas,
                           AMT, 1.74%, 9/15/28, GTY: FNMA*

                  10,000   Palm Beach County, Revenue,                                                                       10,000
                           Morse Obligation Group, 1.72%,
                           5/1/33, LOC: KeyBank*

                   5,500   Palm Beach County, Revenue,                                                                        5,500
                           Zoological Society, Inc. Project, AMT,                                                            ------
                           1.75%, 5/1/31, LOC: Northern Trust
                           Co.*

                                                                                                                             31,455
                                                                                                                             ------

Georgia (0.4%):
                   5,000   Medical Center, Hospital Authority                                                                 5,000
                           Revenue, Spring Harbor at Green                                                                   ------
                           Island, 1.69%, 7/1/34 *

Idaho (0.6%):
                   6,920   State University Foundation, Inc.,                                                                 6,920
                           Revenue, L.E. & Thelma Stephens                                                                   ------
                           Project, 1.71%, 5/1/21, LOC: Wells
                           Fargo Bank*

Illinois (3.0%):
                   5,000   Carol Stream, Multi-Family Housing                                                                 5,000
                           Revenue, St. Charles Square, AMT,
                           1.80%, 3/15/27, GTY: FNMA*

                   7,480   Chicago Board of Education,                                                                        7,480
                           Merlots, Series A47, 1.74%, 12/1/26,
                           INS: FGIC, LIQ: Wachovia Bank*
                           (b)

                   2,871   Chicago O'Hare International Airport,                                                              2,871
                           Revenue, Second Lien, Series B,
                           AMT, 1.77%, 1/1/18, LOC: Societe
                           Generale*

                  10,000   Chicago O'Hare International Airport,                                                             10,000
                           Revenue, Series 01-B6, AMT, 1.79%,
                           1/1/32, INS: AMBAC, LIQ: Wachovia
                           Bank* (b)

                   7,635   Housing Development Authority,                                                                     7,635
                           Multi-Family Revenue, Pheasant
                           Ridge/Hunter Apartments, AMT,
                           1.78%, 4/1/32, LOC: ABN AMRO*
                           (b)

                   3,930   Will & Kankakee County                                                                             3,930
                           Development Authority, IDR, JRS                                                                   ------
                           Realty Association L.L.C. Project A,
                           AMT, 1.82%, 12/1/18, LOC: PNC
                           Bank* (b)

                                                                                                                             36,916
                                                                                                                             ------

Indiana (0.9%):
                   3,865   Health Facilities Financing Authority,                                                             3,865
                           Hospital Revenue, Mary Sherman
                           Hospital, 1.71%, 5/1/19, LOC: Fifth
                           Third Bank*

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                   2,100   Indianapolis Economic Development                                                                  2,100
                           Revenue, Roth Companies, Inc.
                           Project, AMT, 1.71%, 8/1/19 *

                   1,500   Jasper Economic Development                                                                        1,500
                           Revenue, Best Chairs, Inc. Project,
                           AMT, 1.77%, 3/1/19, LOC: PNC Bank*
                           (b)

                   3,370   Miami County, IDR, Dukes Memorial                                                                  3,370
                           Hospital, Series 2000, 1.71%,                                                                     ------
                           10/1/30, LOC: Wells Fargo*

                                                                                                                             10,835
                                                                                                                             ------

Iowa (2.0%):
                   9,020   Finance Authority, Multi-Family                                                                    9,020
                           Revenue, Prestwick Apartments,
                           AMT, 1.84%, 6/20/36, LIQ: Bank of
                           New York* (b)

                  15,760   Finance Authority, Private School                                                                 15,760
                           Facilities Revenue, 1.76%, 6/1/19,                                                                ------
                           LOC: Allied Irish Bank* (b)

                                                                                                                             24,780
                                                                                                                             ------

Kansas (2.4%):
                   7,000   City of Independence, Matcor                                                                       7,000
                           Metals, Inc., AMT, 1.84%, 12/1/22,
                           LOC: Comerica Bank* (b)

                  22,125   Sedgewick & Shawnee Counties,                                                                     22,125
                           Single Family Mortgage Revenue,                                                                   ------
                           Roaring Fork Trust, Series 01-B2,
                           AMT, 1.84%, 12/1/33, LIQ: Bank of
                           New York* (b)
                                                                                                                             29,125
                                                                                                                             ------

Kentucky (0.1%):
                   1,260   City of Mayfield, League of Cities                                                                 1,260
                           Lease Finance Program, Revenue,                                                                   ------
                           1.69%, 7/1/26, LOC: PNC Bank*

Michigan (10.9%):
                   3,265   City of Dearborn, EDC, Revenue,                                                                    3,265
                           Henry Ford Village, 1.74%, 10/1/23,
                           LOC: Comerica Bank*

                   1,050   Grand Rapids Education, Revenue,                                                                   1,050
                           Holland Home Project, 1.69%,
                           11/1/20, LOC: Fifth Third Bank*

                   5,000   Higher Education Student Loan                                                                      5,000
                           Authority, Revenue, Series X11-B,
                           AMT, 1.71%, 10/1/13, INS: AMBAC,
                           LIQ: Kredietbank KB*

                   7,205   Higher Education Student Loan                                                                      7,205
                           Authority, Revenue, Series B, Hope
                           College, 1.73%, 4/1/32, LOC: Fifth
                           Third Bank*

                     170   Oakland University, Revenue,                                                                         170
                           1.70%, 3/1/31, INS: FGIC*

                   1,900   State Hospital Finance Authority,                                                                  1,900
                           Revenue, Hospital Equipment Loan
                           Program, Series A, 1.66%, 12/1/23,
                           LOC: National City Bank*

                   3,250   State Hospital Finance Authroity,                                                                  3,250
                           Revenue, Southwestern Rehab,
                           1.71%, 6/1/35, LOC: Fifth Third
                           Bank*

                   2,795   State Strategic Fund, Limited                                                                      2,795
                           Obligation Revenue, Wayne Disposal
                           Oakland Project, AMT, 1.75%, 3/1/05,
                           LOC: Comerica Bank*

                   2,130   State Strategic Fund, Limited                                                                      2,130
                           Obligation Revenue, Petosky
                           Plastics, Inc. Project, AMT, 1.84%,
                           8/1/16, LOC: Comerica Bank* (b)

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                   1,700   State Strategic Fund, Limited                                                                      1,700
                           Obligation Revenue, Saginaw
                           Products Corp. Project, AMT, 1.84%,
                           9/1/17, LOC: Comerica Bank* (b)

                   2,100   State Strategic Fund, Limited                                                                      2,100
                           Obligation Revenue, Pyper Products
                           Corp. Project, AMT, 1.84%, 10/1/18, LOC: Comerica
                           Bank* (b)

                   1,390   State Strategic Fund, Limited                                                                      1,390
                           Obligation Revenue, Quincy, Inc.
                           Project, AMT, 1.84%, 12/1/22, LOC:
                           Comerica Bank* (b)

                   2,830   State Strategic Fund, Limited                                                                      2,830
                           Obligation Revenue, JEB Properties,
                           Inc. Project, AMT, 1.84%, 9/1/30, LOC: Comerica Bank*
                           (b)

                   2,885   State Strategic Fund, Limited                                                                      2,885
                           Obligation Revenue, Sterling Die &
                           Engineering Project, AMT, 1.84%,
                           8/1/35, LOC: Comerica Bank* (b)

                   3,400   State Strategic Fund, Limited                                                                      3,400
                           Obligation Revenue, Artinian, Inc.
                           Project, AMT, 1.84%, 3/1/33, LOC:
                           Comerica Bank*

                   1,080   State Strategic Fund, Limited                                                                      1,080
                           Obligation Revenue, DuoForm
                           Acquisition Project, AMT, 1.86%,
                           7/1/21, LOC: Wachovia Bank* (b)

                   3,000   State Strategic Fund, Limited                                                                      3,000
                           Obligation Revenue, MANS Project,
                           AMT, 1.84%, 4/1/15, LOC: Comerica
                           Bank*

                   2,600   State Strategic Fund, Limited                                                                      2,600
                           Obligation Revenue, YMCA Greater
                           Grand Rapids, 1.69%, 7/1/34, LOC:
                           Fifth Third Bank*

                  27,030   State University Revenue, Series                                                                  27,030
                           00-A, 1.65%, 8/15/30, LIQ: Dexia
                           Public Finance Bank*

                  17,665   State University Revenue, Series                                                                  17,665
                           00-A, 1.65%, 8/15/30, LIQ: Dexia
                           Public Finance Bank*

                   1,875   University of Michigan, Higher                                                                     1,875
                           Education Revenue, 1.69%, 4/1/32 *

                  11,825   University of Michigan, Hospital                                                                  11,825
                           Revenue, 1.70%, 12/1/27 *

                   5,875   University of Michigan, Hospital                                                                   5,875
                           Revenue, 1.70%, 12/1/27 *

                  23,820   Wayne County Airport, Series A,                                                                   23,820
                           AMT, 1.72%, 12/1/16, INS: AMBAC,                                                                 -------
                           LIQ: Bayerische Landesbank*

                                                                                                                            135,840
                                                                                                                            -------
Minnesota (1.1%):
                   5,635   Minneapolis Convention Center, GO,                                                                 5,635
                           1.56%, 12/1/18, LIQ: Dexia Public
                           Finance Bank*

                   3,250   St. Paul Housing & Redevelopment                                                                   3,250
                           Authority, Revenue, Derham Hall
                           Project, 1.71%, 2/1/26, LOC: Allied
                           Irish Bank*

                   5,000   State Higher Education, Facilities                                                                 5,000
                           Authority, Revenue, Mitchell Law,                                                                -------
                           Series 5S, 1.71%, 10/1/33, LOC: US
                           Bank*

                                                                                                                             13,885
                                                                                                                            -------

Mississippi (1.3%):
                  13,830   Home Corp., Single Family Mortgage                                                                13,830

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                           Revenue, Series 02A, Roaring Fork
                           02-2, 1.84%, 6/1/34, LIQ: Bank of
                           New York* (b)

                   2,250   Hospital Equipment & Facilities                                                                    2,250
                           Authority, Revenue, North Mississippi                                                             ------
                           Health Services, Series 1, 1.71%,
                           5/15/30, LOC: Westdeutsche
                           Landesbank*

                                                                                                                             16,080
                                                                                                                             ------

Missouri (0.7%):
                   9,075   Housing Development Commission,                                                                    9,075
                           Single Family Housing Revenue,                                                                    ------
                           AMT, 1.82%, 3/1/34, LIQ: Bank of
                           America* (b)

Montana (0.5%):
                   6,475   State Board of Housing, Single                                                                     6,475
                           Family Housing Revenue, Macon                                                                     ------
                           Trust 02-L, Series B-2, AMT, 1.82%,
                           6/1/34, LIQ: Bank of America* (b)

Nebraska (2.3%):
                  27,577   America Public Energy Agency, Gas                                                                 27,577
                           Supply Revenue, Series A, 1.72%,
                           2/1/14, LIQ: Societe Generale*

                     675   Investment Finance Authority,                                                                        675
                           Single Family Housing Revenue,                                                                    ------
                           Series H, AMT, 1.84%, 9/1/17, LIQ:
                           Bank of America* (b)

                                                                                                                             28,252
                                                                                                                             ------

North Carolina (1.7%):
                  21,000   Capital Facilities Finance Agency,                                                                21,000
                           Student Revenue, Housing, NC A & T                                                                ------
                           University Foundation Project, Series
                           B, 1.74%, 6/1/35, LIQ: Wachovia
                           Bank*

Ohio (9.0%):
                   2,575   Cuyahoga County, Health Care                                                                       2,575
                           Facilities, Revenue, Eliza Jennings
                           Home Project, Series 01, 1.72%,
                           2/1/31, LOC: ABN AMRO*

                   4,305   Housing Finance Agency, Revenue,                                                                   4,305
                           Assisted Living Concepts, Series A-1,
                           AMT, 1.77%, 7/1/18, LOC: US
                           Bank*

                   2,300   Housing Finance Agency, Revenue,                                                                   2,300
                           Series C, AMT, 1.79%, 9/1/13, LIQ:
                           Wachovia Bank* (b)

                   5,050   Kent State University, University                                                                  5,050
                           Revenue, General Receipts, 1.70%,
                           5/1/31, INS: MBIA, LIQ: Dexia Public
                           Finance Bank*

                   9,570   Lake County, Hospital Facilities                                                                   9,570
                           Revenue, Lake Hospital Systems,
                           Inc. Project, 1.77%, 12/1/32, INS:
                           Radian Insurance, LIQ: Fleet National
                           Bank*

                   8,445   Lyndhurst, EDR, Hawken School                                                                      8,445
                           Project, 1.73%, 5/1/27, LOC: National
                           City Bank*

                   4,375   Mahoning County, Hospital Facilities                                                               4,375
                           Revenue, Forum Health Obligation
                           Group, Series 02-B, 1.73%, 12/1/27,
                           LOC: Fifth Third Bank*

                   5,000   Pike County, Health Care Facilities,                                                               5,000
                           Revenue, Hill View Retirement,
                           1.69%, 12/1/34, LOC: Fifth Third
                           Bank*

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                   4,175   State Air Quality Development                                                                      4,175
                           Authority, Revenue, JMG Funding
                           Ltd. Partnership, Series A, AMT,
                           1.66%, 4/1/28, LOC: Westdeutsche
                           Landesbank*

                   1,875   State Air Quality Development                                                                      1,875
                           Authority, Revenue, JMG Funding
                           Ltd. Partnership, Series A, AMT,
                           1.66%, 4/1/29, LOC: Westdeutsche
                           Landesbank*

                   4,925   State Air Quality Development                                                                      4,925
                           Authority, Revenue, JMG Funding
                           Ltd. Partnership, Series B, AMT,
                           1.75%, 4/1/28, LOC: Westdeutsche
                           Landesbank*

                   1,200   State Air Quality Development                                                                      1,200
                           Authority, Revenue, JMG Funding
                           Ltd. Partnership, Series B, AMT,
                           1.75%, 4/1/29, LOC: Westdeutsche
                           Landesbank*

                   2,000   State Higher Education Facilities                                                                  2,000
                           Revenue, John Carroll University,
                           Series B, 1.71%, 2/1/32, LOC: Allied
                           Irish Bank*

                   1,225   State University, Revenue, General                                                                 1,225
                           Receipts, Series B, 1.60%, 12/1/19,
                           GTY: Ohio State University*

                   8,675   Student Loan Funding Corp.,                                                                        8,675
                           Cincinnati Student Loan Revenue,
                           Series A-1, AMT, 1.74%, 1/1/07, LIQ:
                           SLMA* (b)

                  42,505   Student Loan Funding Corp.,                                                                       42,505
                           Cincinnati Student Loan Revenue,
                           Series A-2, AMT, 1.74%, 8/1/10, LIQ:
                           SLMA* (b)

                   3,080   Warren County, EDR, Ralph J.                                                                       3,080
                           Stolle Countryside, 1.53%, 8/1/20,                                                               -------
                           LOC: Fifth Third Bank* (b)

                                                                                                                            111,280
                                                                                                                            -------

Oklahoma (0.5%):
                   6,000   Industrial Authority, Hospital                                                                     6,000
                           Revenue, Deaconess Health Care                                                                   -------
                           Corp., Series A, 1.87%, 10/1/17, LOC:
                           KBC Bank N.V.*

Other (8.8%):
                  15,000   Charter Mac, Revenue, AMT, 1.79%,                                                                 15,000
                           9/1/40, INS: MBIA* (b)

                  24,500   Charter Mac, Revenue, AMT, 1.83%,                                                                 24,500
                           4/1/43, INS: MBIA* (b)

                  10,000   Charter Mac, Revenue, AMT, 1.83%,                                                                 10,000
                           6/1/44, INS: MBIA* (b)

                  45,019   Clipper State Street Trust, Series                                                                45,020
                           02-9, GO, 1.89%, 12/1/07, LIQ: State
                           Street Bank* (b)

                  14,997   Federal Home Loan Mortgage Corp.,                                                                 14,997
                           Multi-Family Variable Certificates,                                                              -------
                           Series M002, Class A, AMT, 1.89%,
                           1/15/47 * (b)

                                                                                                                            109,517
                                                                                                                            -------

Pennsylvania (4.3%):
                  29,425   Delaware County Health Authority,                                                                 29,425
                           Revenue, Mercy Health System,
                           1.79%, 11/15/16, LOC: Westdeutsche
                           Landesbank* (b)

                  10,000   Higher Education Assistance                                                                       10,000
                           Agency, Student Loan Revenue, AMT,
                           1.70%, 6/1/31, INS: AMBAC, LIQ:

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                           Lloyds Bank*

                  10,000   Lancaster County Hospital                                                                         10,000
                           Authority, Revenue, Willow Valley,
                           1.79%, 12/1/32, INS: Radian
                           Insurance, LIQ: Fleet National Bank*

                   4,300   State Economic Development                                                                         4,300
                           Finance Authority, Revenue, Fabtech,                                                              ------
                           Inc. Project, Series 98-D, AMT, 1.77%, 6/1/10, LOC:
                           PNC Bank*

                                                                                                                             53,725
                                                                                                                             ------

South Carolina (1.6%):
                   8,300   State Educational Facilities Authority                                                             8,300
                           for Private Nonprofit Institutions,
                           Converse College Project, 1.70%,
                           7/1/15, LOC: Bank of America* (b)

                   8,650   State Jobs Economic Development                                                                    8,650
                           Authority, Health Facilities, Revenue,
                           1.79%, 4/1/27, INS: Radian
                           Insurance, LIQ: Wachovia Bank*

                   2,350   State Jobs Economic Development                                                                    2,350
                           Authority, IDR, Facilities Leasing                                                                ------
                           Project, AMT, 1.80%, 12/1/13, LOC:
                           Bank of America*

                                                                                                                             19,300
                                                                                                                             ------

Texas (3.2%):
                   5,010   Gulf Coast Waste Disposal                                                                          5,010
                           Authority, Revenue, AMT, 1.71%,
                           9/1/22, LOC: Wells Fargo*

                   3,400   Lower Neches Valley Authority, IDC,                                                                3,400
                           Onyx Environmental Services, AMT,
                           1.75%, 5/1/28, LOC: Fleet National
                           Bank*

                   4,085   Lubbock Housing Finance Corp.,                                                                     4,085
                           Roaring Fork Trust, Single Family
                           Housing Revenue, Series 01-1, Class
                           A, AMT, 1.84%, 10/1/30, LIQ: Bank of
                           New York* (b)

                   5,185   Nacogdoches County, Hospital                                                                       5,185
                           District Sales Tax Revenue, Series
                           A59, 1.74%, 5/15/26, INS: AMBAC,
                           LIQ: Wachovia Bank* (b)

                   5,200   San Antonio Health Facilities                                                                      5,200
                           Development Corp., Revenue, CTRC
                           Clinical Foundation Project, 1.71%,
                           6/1/20, LOC: Wells Fargo*

                   6,900   State Department Housing &                                                                         6,900
                           Community Affairs, Multi-Family
                           Housing Revenue, Timber Point
                           Apartments, Series A-1, AMT, 1.73%,
                           9/1/32, GTY: FHLMC*

                  10,470   Trinity River Authority, Solid Waste                                                              10,470
                           Disposal Revenue, Community                                                                       ------
                           Waste Disposal Project, AMT, 1.71%,
                           5/1/21, LOC: Wells Fargo*

                                                                                                                             40,250
                                                                                                                             ------

Washington (1.1%):
                  13,700   Snohomish County Public Hospital,                                                                 13,700
                           Revenue, 1.68%, 12/5/18, LOC: Bank                                                                ------
                           of America*

West Virginia (0.9%):
                  10,800   Putnam County, Solid Waste                                                                        10,800
                           Disposal Revenue, Toyota Motor                                                                    ------
                           Manufacturing Project, Series A, AMT,
                           1.72%, 8/1/29, GTY: Toyota*

Wisconsin (0.6%):
                   7,245   Housing & Economic Development                                                                     7,245
                           Authority, Home Ownership Revenue,                                                                ------

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                           Series B, AMT, 1.73%, 9/1/34, LIQ:
                           State Street Bank*

Wyoming (0.7%):
                   8,600   Green River, Solid Waste Disposal,                                                                 8,600
                           Revenue, OCI Wyoming LP Project,                                                              ----------
                           AMT, 1.94%, 8/1/17, LOC: Comerica
                           Bank*

TOTAL WEEKLY DEMAND NOTES                                                                                                   841,732
                                                                                                                         ----------

MONTHLY DEMAND NOTES (3.9%):
District of Columbia  (2.6%):
                  32,300   Housing Finance Agency, Single                                                                    32,300
                           Family Mortgage Revenue, AMT,                                                                 ----------
                           1.84%, 12/1/53, GTY: GE* (b)
Oklahoma (1.3%):
                  16,285   Canadian County, Home Finance                                                                     16,285
                           Authority, Single Family Mortgage                                                             ----------
                           Revenue, Series A, AMT, 1.83%,
                           4/25/07 * (b)

TOTAL MONTHLY DEMAND NOTES                                                                                                   48,585
                                                                                                                         ----------
INVESTMENT COMPANIES  (1.3%):
                   5,117   Merrill Lynch Institutional Tax                                                                    5,117
                           Exempt Fund

                  10,506   TFIC Cash Reserve                                                                                 10,507
                                                                                                                         ----------

TOTAL INVESTMENT COMPANIES                                                                                                   15,624
                                                                                                                         ----------

TOTAL (AMORTIZED COST $1,243,123) (a)                                                                                    $1,243,123
                                                                                                                         ==========

------------

Percentages indicated are based on net assets of $1,239,386.

(a) Aggregate cost for federal income tax purposes differs from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities have been determined to be liquid under procedures established by the Board of Trustees.

* Variable rate securities. The interest rate, which will change periodically, is based upon an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at September 30, 2004.

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

ONE GROUP MUTUAL FUNDS

MICHIGAN MUNICIPAL MONEY MARKET FUND

Schedule of Portfolio Investments                             September 30, 2004
(Amounts in thousands)
(Unaudited)

THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("THE LIST") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

       PRINCIPAL                          SECURITY
        AMOUNT                           DESCRIPTION                                                                        VALUE
        ------                           -----------                                                                        -----
TAX FREE COMMERCIAL PAPER (7.1%):
Michigan  (7.1%):
                   8,500   State Housing Development                                                                      $   8,500
                           Authority, Multi-Family, Series A,
                           AMT, 1.19%, 11/15/04, LOC:
                           Landesbank Hessen-Thueringen

                   1,000   State Housing Development                                                                          1,000
                           Authority, Multi-Family, Series A,
                           AMT, 1.21%, 11/15/04, LOC:
                           Landesbank Hessen-Thueringen

                   3,505   University oF Michigan, Series F,                                                                  3,505
                           1.32%, 12/1/04, LIQ: University of                                                             ---------
                           Michigan
                                                                                                                          ---------
                                                                                                                             13,005
                                                                                                                          ---------

TOTAL TAX FREE COMMERCIAL PAPER                                                                                              13,005
                                                                                                                          ---------

MUNICIPAL NOTES AND BONDS  (6.4%):
Michigan  (6.4%):
                   2,300   Jackson Public Schools, GO, 2.45%,                                                                 2,312
                           5/23/05, LOC: Comerica Bank

                   4,500   Municipal Bond Authority, Series B-1,                                                              4,557
                           GO, 3.00%, 8/19/05

                   1,000   Oakland County, EDC, Revenue,                                                                      1,004
                           Cranbrook Elderly Community, Series
                           B, 6.375%, 11/1/14

                     500   State Comprehensive Transportation                                                                   511
                           Revenue, Series A, 5.00%, 5/15/05,
                           INS: FSA

                     835   State Hospital Finance Authority,                                                                    838
                           Revenue, Hospital Charity Obligation
                           Group, 4.80%, 11/1/17

                   1,500   State Housing Development                                                                          1,500
                           Authority, Series B, AMT, 1.22%,
                           12/1/04

                   1,000   State Trunk Line, Revenue, Series                                                                  1,003
                           A, 5.00%, 11/1/04                                                                              ---------
                                                                                                                             11,725
                                                                                                                          ---------
TOTAL MUNICIPAL NOTES AND BONDS                                                                                              11,725
                                                                                                                          ---------
DAILY DEMAND NOTES  (7.3%):
Alaska  (1.4%):
                   2,650   Valdez Marine Terminal Revenue,                                                                    2,650
                           Exxon Pipeline Project, 1.61%,                                                                 ---------
                           10/1/25, GTY: Exxon *

Michigan  (5.9%):
                   2,475   Jackson County Economic                                                                            2,475
                           Development Corp., Limited
                           Obligation Revenue, Vista Grande
                           Villa, Series A, 1.74%, 11/1/31, LOC:
                           ABN AMRO*

                   4,000   State Strategic Fund Revenue,                                                                      4,000
                           Henry Ford Project, 1.77%, 12/1/33,
                           LOC: Comerica Bank*

                   1,050   State Strategic Fund, Limited                                                                      1,050

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                           Obligation Revenue, Detroit
                           Symphony, Series A, 1.72%, 6/1/31,
                           LOC: ABN AMRO*

                   2,115   University of Michigan, Hospital                                                                   2,115
                           Revenue, Series 92-A, 1.72%, 12/1/19
                            *
                   1,120   University of Michigan, Hospital                                                                   1,120
                           Revenue, Series 98-A2, 1.72%,                                                                  ---------
                           12/1/24 *
                                                                                                                             10,760
                                                                                                                          ---------
TOTAL DAILY DEMAND NOTES                                                                                                     13,410
                                                                                                                          ---------
WEEKLY DEMAND NOTES  (79.1%):
Michigan  (76.1%):
                   2,495   City of Detroit, Resource Recovery,                                                                2,495
                           Series 01-A, AMT, 1.79%, 5/1/08,
                           INS: AMBAC, LIQ: Wachovia* (b)

                   1,835   Delta County, EDR, Corporate                                                                       1,835
                           Environmental Improvement,
                           Revenue, 1.77%, 4/15/27, GTY:
                           Merrill Lynch, LIQ: Merrill Lynch* (b)

                   4,685   Detroit Sewer Disposal System,                                                                     4,685
                           Revenue, Merlot, Series 01-A112,
                           1.74%, 7/1/32, INS: MBIA, LIQ:
                           Wachovia* (b)

                   6,305   Detroit Water Supply System                                                                        6,305
                           Revenue, Series 01-C, 1.70%, 7/1/29,
                           FGIC*

                   4,300   Detroit, EDC, Waterfront                                                                           4,300
                           Reclamation, Series A, 1.70%, 5/1/09,
                           LOC: Bank of America*

                   1,100   Detroit, EDC, Waterfront                                                                           1,100
                           Reclamation, Series B, 1.70%, 5/1/09,
                           LOC: Bank of America*

                   2,440   Grand Rapids Education, Revenue,                                                                   2,440
                           Holland Home Project, 1.69%,
                           11/1/20, LOC: Fifth Third Bank*

                   2,000   Grand Rapids, EDC, Revenue,                                                                        2,000
                           Cornerstone University, 1.73%,
                           5/1/34, LOC: National City Bank*

                   5,000   Higher Education Facility Authority,                                                               5,000
                           Davenport University, 1.51%, 6/1/34,
                           LOC: Fifth Third Bank*

                   1,700   Higher Education Student Loan                                                                      1,700
                           Authority, Revenue, Series X11-B,
                           AMT, 1.71%, 10/1/13, INS: AMBAC,
                           LIQ: Kredietbank KB*

                     750   Higher Education Student Loan                                                                        750
                           Authority, Revenue, Series B, Hope
                           College, 1.73%, 4/1/32, LOC: Fifth
                           Third Bank*

                   2,425   Higher Education Student Loan                                                                      2,425
                           Authority, Revenue, Series XII-Y,
                           AMT, 1.71%, 9/1/36, INS: AMBAC,
                           LIQ: Lloyds Bank*

                   2,555   Jackson County, EDC, Revenue,                                                                      2,555
                           Industrial Steel Treating Co. Project,
                           AMT, 1.84%, 6/1/17, LOC: Comerica
                           Bank* (b)

                   1,000   Kalamazoo County, EDC, Revenue,                                                                    1,000
                           WBC Properties Ltd. Project, 1.76%,
                           9/1/15, LOC: Fifth Third Bank*

                   1,500   Kalamazoo, EDC, Revenue,                                                                           1,500
                           Heritage Project, 1.69%, 5/15/17,
                           LOC: Fifth Third Bank*

                   6,205   Municipal Bond Authority, Revenue,                                                                 6,205

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                           Clean Water Project, Series 397,
                           1.72%, 10/1/09, LIQ: Merrill Lynch*
                           (b)

                   2,520   Oakland County, EDC, Revenue,                                                                      2,520
                           Graph Tech Project, 1.77%, 4/1/28,
                           LOC: ABN AMRO*

                   1,525   Oakland County, EDC, Revenue,                                                                      1,525
                           IBC North America, Inc. Project, AMT,
                           1.84%, 7/1/18, LOC: Comerica Bank*
                           (b)

                  10,350   Oakland University, Revenue,                                                                      10,350
                           1.70%, 3/1/31, INS: FGIC*

                   5,000   State Building Authority,Revenue,                                                                  5,000
                           Series 517X, 1.73%, 10/15/10, INS:
                           FSA, LIQ: Morgan Stanley* (b)

                     550   State Hospital Finance Authority,                                                                    550
                           Revenue, Hospital Equipment Loan
                           Program, Series A, 1.66%, 12/1/23,
                           LOC: National City Bank*

                   3,630   State Housing Development                                                                          3,630
                           Authority, Single Family Revenue,
                           AMT, 1.77%, 6/1/11, INS: MBIA, LIQ:
                           Landesbank Hessen-Thueringen* (b)

                   4,910   State Housing Development                                                                          4,910
                           Authority, Multi-Family Housing
                           Revenue, River Place Apartments,
                           AMT, 1.67%, 6/1/18, LOC: Bank Of
                           New York*

                   5,100   State Housing Development                                                                          5,100
                           Authority, Multi-Family Housing
                           Revenue, Taylor Apartments, Series
                           A, 1.69%, 8/15/32, GTY: FNMA*

                   1,220   State Housing Development                                                                          1,220
                           Authority, Rental Housing Revenue,
                           Series A, AMT, 1.75%, 4/1/37, INS:
                           MBIA, LIQ: Landesbank Hessen
                           Thueringen*

                   3,000   State Housing Development                                                                          3,000
                           Authority, Series B, Rental Housing
                           Revenue, 1.70%, 4/1/19, LOC:
                           Landesbank Hessen*

                   1,100   State Strategic Fund, EDC,                                                                         1,100
                           Commercial Tool and Die, Inc., AMT,
                           1.83%, 4/1/12, LOC: ABN AMRO*
                           (b)

                     695   State Strategic Fund, EDC, Dennen                                                                    695
                           lease L.L.C. Project, AMT, 1.84%,
                           4/1/10, LOC: Fifth Third Bank*

                   2,300   State Strategic Fund, EDC, Rapid                                                                   2,300
                           line, Inc. Project, AMT, 1.86%,
                           12/1/31, LOC: U.S. Bancorp* (b)

                   2,000   State Strategic Fund, EDC,                                                                         2,000
                           Steketee-Van Huis Project, AMT,
                           1.86%, 5/1/21, LOC: Fifth Third Bank*
                           (b)

                   1,210   State Strategic Fund, Limited                                                                      1,210
                           Obligation Revenue, Quincy, Inc.
                           Project, AMT, 1.84%, 12/1/22, LOC:
                           Comerica Bank* (b)

                   4,150   State Strategic Fund, Limited                                                                      4,150
                           Obligation Revenue, Van Poppelen
                           Brothers, Series 2000, AMT, 1.84%,
                           6/1/25, LOC: Comerica Bank* (b)

                   1,395   State Strategic Fund, Limited                                                                      1,395
                           Obligation Revenue, DuoForm
                           Acquisition Project, AMT, 1.86%,
                           7/1/21, LOC: Wachovia Bank* (b)

                   1,630   State Strategic Fund, Revenue,                                                                     1,630

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                           Atmosphere Heat Treating Project,
                           AMT, 1.84%, 8/1/27, LOC: Comerica*
                           (b)

                   2,275   State Strategic Fund, Revenue,                                                                     2,275
                           Custom Profile Project, AMT, 1.86%,
                           1/1/26, LOC: U.S. Bancorp* (b)

                     290   State Strategic Fund, Revenue,                                                                       290
                           Ironwood Plastics, Inc. Poject, AMT,
                           1.84%, 11/1/11, LOC: National City
                           Bank*

                     800   State Strategic Fund, Revenue,                                                                       800
                           Pinnacle Molded Plastics, AMT,
                           1.83%, 11/1/09, LOC: ABN AMRO*

                   3,945   State Strategic Fund, Revenue,                                                                     3,945
                           Scolan II Project, AMT, 1.79%, 5/1/24,
                           LOC: ABN-AMRO* (b)

                   3,150   State Strategic Fund, Revenue, Tim                                                                 3,150
                           Properties L.L.C. Project, AMT,
                           1.81%, 5/1/25, LOC: Fifth Third
                           Bank*

                   1,500   State Strategic Fund, Revenue,                                                                     1,500
                           Washtenaw Christian Project, 1.70%,
                           11/1/33, LOC: ABN AMRO* (b)

                     550   State University Revenue, Series                                                                     550
                           00-A, 1.65%, 8/15/30, LIQ: Dexia
                           Public Finance Bank*

                   2,060   State University Revenue, Series                                                                   2,060
                           00-A, 1.65%, 8/15/30, LIQ: Dexia
                           Public Finance Bank*

                   5,144   Strategic Fund Solid Waste                                                                         5,144
                           Disposal, Revenue, AMT, Grayling
                           Generating Project, 1.72%, 1/1/14,
                           LOC: Barclay's Bank, New York*

                   6,125   University of Michigan, Higher                                                                     6,125
                           Education Revenue, 1.69%, 4/1/32 *

                   3,740   University of Michigan, Hospital                                                                   3,740
                           Revenue, 1.70%, 12/1/27 *

                     325   University of Michigan, Hospital                                                                     325
                           Revenue, 1.70%, 12/1/27 *

                   5,200   Wayne County Airport, Series A,                                                                    5,200
                           AMT, 1.66%, 12/1/08, INS: FSA, LIQ:
                           Bayerische Landesbank*

                   6,000   Wayne County Airport, Series A,                                                                    6,000
                           AMT, 1.72%, 12/1/16, INS: AMBAC,                                                               ---------
                           LIQ: Bayerische Landesbank*

                                                                                                                            139,684
                                                                                                                          ---------
Puerto Rico  (3.0%):
                   3,500   Public Building Authority, Revenue,                                                                3,500
                           Series B, PA-577, 1.68%, 7/1/21, INS:
                           AMBAC, LIQ: Merrill Lynch* (b)

                   2,000   Public Building Authority, Revenue,                                                                2,000
                           Tic Toc,  Series 1, GO, State Strategic                                                        ---------
                           Fund, EDC, Steketee-Van Huis
                           Project, AMT, 1.68%, 4/1/27, LIQ:
                           Bank of New York* (b)

                                                                                                                              5,500
                                                                                                                          ---------
TOTAL WEEKLY DEMAND NOTES                                                                                                   145,184
                                                                                                                          ---------

TOTAL (AMORTIZED COST $183,324) (a)                                                                                       $ 183,324
                                                                                                                          =========

--------------------
Percentages indicated are based on net assets of $183,520.

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

(a) Aggregate cost for federal income tax purposes differs from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities have been determined to be liquid under procedures established by the Board of Trustees.

* Variable rate securities. The interest rate, which will change periodically, is based on an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect on September 30, 2004.

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

ONE GROUP MUTUAL FUNDS

OHIO MUNICIPAL MONEY MARKET FUND

Schedule of Portfolio Investments                             September 30, 2004
(Amounts in thousands)
(Unaudited)

THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("THE LIST") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

      PRINCIPAL                          SECURITY
        AMOUNT                          DESCRIPTION                                                                         VALUE
        ------                          -----------                                                                         -----
ANTICIPATION NOTES  (9.2%):
Ohio  (9.2%):
                   2,150   Butler County, GO, AMT, 2.75%,                                                                 $   2,163
                           6/9/05

                   1,000   Butler County, Series A, GO, 2.00%,                                                                1,004
                           3/11/05

                   1,000   Cincinnati City School District, GO,                                                               1,008
                           2.50%, 9/9/05

                   1,250   Fairfield Township Road                                                                            1,254
                           Improvement, GO, 2.25%, 7/14/05

                   1,263   Lakewood, GO, 2.25%, 6/2/05                                                                        1,269

                   1,000   Powell, GO, 1.65%, 11/3/04                                                                         1,000

                   1,000   West Chester Township, GO, 2.05%,                                                                  1,004
                           8/11/05

                   1,000   Youngstown City School District,                                                                   1,002
                           GO, 2.00%, 3/9/05                                                                              ---------

                                                                                                                              9,704
                                                                                                                          ---------
TOTAL ANTICIPATION NOTES                                                                                                      9,704
                                                                                                                          =========
MUNICIPAL NOTES AND BONDS  (2.1%):
Ohio  (2.1%):
                     500   Cincinnati School District,                                                                          502
                           Classroom Facilities Construction &
                           Improvement, GO, 4.00%, 12/1/04

                   1,700   Dublin City School District, GO,                                                                   1,714
                           6.15%, 12/1/04, INS: FGIC                                                                      ---------
                                                                                                                              2,216
                                                                                                                          ---------
TOTAL MUNICIPAL NOTES AND BONDS                                                                                               2,216
                                                                                                                          =========
DAILY DEMAND NOTES  (3.9%):
Ohio  (3.9%):
                     400   Paulding County, Solid Waste                                                                         400
                           Disposal Revenue, Lafarge Corp.
                           Project, AMT, 1.70%, 8/1/26, LOC:
                           Bayerische Landesbank *

                   1,960   State Air Quality Development                                                                      1,960
                           Authority, Revenue, Ohio Edison Co.
                           Project, Series 88-C, AMT, 1.72%,
                           9/1/18, LOC: Barclays Bank*

                     700   State Solid Waste Revenue, BP                                                                        700
                           Products, Series B, AMT, 1.78%,
                           8/1/34, GTY: BP North America*

                     150   State Solid Waste Revenue, BP                                                                        150
                           Chemical, Inc. Project, AMT, 1.78%,
                           8/1/34, GTY: BP North America*

                     685   State Solid Waste Revenue, BP                                                                        685
                           Products, AMT, 1.78%, 8/1/34, GTY:
                           BP North America*

                     200   State Water Development Authority,                                                                   200
                           Pollution Control Facilities Revenue,                                                          ---------
                           Edison Co. Project, Series B, 1.78%,
                           9/1/18, LOC: Barclays Bank*
                                                                                                                              4,095
                                                                                                                          ---------
TOTAL DAILY DEMAND NOTES                                                                                                      4,095
                                                                                                                          =========

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

WEEKLY DEMAND NOTES  (84.6%):
Ohio  (84.6%):
                   5,000   ABN AMRO Munitops Certificates                                                                     5,000
                           01-7, GO, 1.73%, 12/1/07, INS:
                           AMBAC* (b)

                     200   Cleveland Airport System, Revenue,                                                                   200
                           Series C, 1.68%, 1/1/31, INS: FSA,
                           LIQ: Westdeutsche Landesbank*

                     970   Cleveland Airport System, Revenue,                                                                   970
                           Series D, AMT, 1.71%, 1/1/27, LOC:
                           Westdeutsche Landesbank*

                   2,000   Cleveland Airport System, Revenue,                                                                 2,000
                           Series PT-799, AMT, 1.78%, 1/1/11,
                           INS: FSA, LIQ: Merrill Lynch* (b)

                   3,046   Cleveland Income Tax Revenue,                                                                      3,046
                           Series 94, AMT, 1.61%, 5/15/24, INS:
                           AMBAC, LIQ: Toronto Dominion*

                   2,300   Cuyahoga County, EDR, Gilmore                                                                      2,300
                           Academy Project, 1.53%, 2/1/22,
                           LOC: Fifth Third Bank* (b)

                     800   Cuyahoga County, EDR, Hathaway                                                                       800
                           Brown School Project, 1.70%, 11/1/24,
                           LOC: Key Bank*

                   1,825   Cuyahoga County, Health Care                                                                       1,825
                           Facilities, Revenue, Eliza Jennings
                           Home Project, Series 01, 1.72%,
                           2/1/31, LOC: ABN AMRO*

                   3,210   Cuyahoga County, IDR, Playhouse                                                                    3,210
                           Square Foundation Project, AMT,
                           1.75%, 12/1/12, LOC:  National City
                           Bank*

                   2,000   Franklin County, Health Care                                                                       2,000
                           Facilities Revenue, Friendship Village
                           Dublin, Series A, 1.69%, 11/1/22,
                           LOC: Lasalle Bank North America*

                   4,810   Franklin County, Health Care                                                                       4,810
                           Facilities Revenue, Refunding &
                           Improvement, Series B, 1.72%,
                           7/1/33, LOC: National City Bank*

                   4,000   Franklin County, Hospital Revenue,                                                                 4,000
                           Series II-R55, 1.75%, 6/1/17, LIQ:
                           Citigroup* (b)

                   5,550   Franklin County, Multi-Family                                                                      5,550
                           Revenue, Ashton Square Apartments
                           Project, AMT, 1.74%, 6/15/32, GTY:
                           FNMA*

                   1,500   Hamilton County, Hospital Facilities                                                               1,500
                           Revenue, Children's Hospital Medical
                           Center, Series A, 1.72%, 5/15/17,
                           LOC: PNC Bank*

                   2,560   Hamilton County, Hospital Facilities                                                               2,560
                           Revenue, Health Alliance, Series
                           97-F, 1.70%, 1/1/18, INS: MBIA, LIQ:
                           Credit Suisse Group*

                     925   Hamilton County, Hospital Facilities                                                                 925
                           Revenue, Health Alliance, Series A,
                           1.61%, 1/1/18, INS: MBIA, LIQ: Credit
                           Suisse Group*

                   5,305   Housing Finance Agency, Revenue,                                                                   5,305
                           Assisted Living Concepts, Series A-1,
                           AMT, 1.77%, 7/1/18, LOC: US
                           Bank*

                   2,340   Housing Finance Agency, Revenue,                                                                   2,340
                           Merlots Series A34, AMT, 1.79%,
                           9/1/22, GTY: FHLB, LIQ: Wachovia
                           Bank* (b)

                   1,040   Huron County, Economic Revenue,                                                                    1,040

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                           Norwalk Furniture Project, AMT,
                           1.84%, 11/1/21, LOC: Comerica
                           Bank* (b)

                   2,255   Kent State University, University                                                                  2,255
                           Revenue, General Receipts, 1.70%,
                           5/1/31, INS: MBIA, LIQ: Dexia Public
                           Finance Bank*

                   1,575   Lake County, Hospital Facilities                                                                   1,575
                           Revenue, Lake Hospital Systems,
                           Inc. Project, 1.77%, 12/1/32, INS:
                           Radian Insurance, LIQ: Fleet National
                           Bank*

                   1,700   Lake County, Revenue, Pressure                                                                     1,700
                           Technology, AMT, 1.86%, 7/1/09,
                           LOC: Wachovia Bank*

                   1,550   Lyndhurst, EDR, Hawken School                                                                      1,550
                           Project, 1.73%, 5/1/27, LOC: National
                           City Bank*

                     380   Mahoning County, Hospital Facilities                                                                 380
                           Revenue, Forum Health Obligation
                           Group, Series 02-B, 1.73%, 12/1/27,
                           LOC: Fifth Third Bank*

                   4,763   Montgomery County, Revenue,                                                                        4,763
                           Pedcor Lyons Gate Project, AMT,
                           1.73%, 1/1/29, GTY: FHLB*

                   1,100   State Air Quality Development                                                                      1,100
                           Authority, Revenue, JMG Funding
                           Ltd. Partnership, Series A, AMT,
                           1.66%, 4/1/28, LOC: Westdeutsche
                           Landesbank*

                   2,125   State Air Quality Development                                                                      2,125
                           Authority, Revenue, JMG Funding
                           Ltd. Partnership, Series B, AMT,
                           1.75%, 4/1/28, LOC: Westdeutsche
                           Landesbank*

                   4,800   State Air Quality Development                                                                      4,800
                           Authority, Revenue, JMG Funding
                           Ltd. Partnership, Series B, AMT,
                           1.75%, 4/1/29, LOC: Westdeutsche
                           Landesbank*

                   1,030   State Higher Education Facilities                                                                  1,030
                           Revenue, Case Western Reserve
                           University, Series A, 1.70%, 10/1/22
                           *

                   2,070   State Higher Education Facilities                                                                  2,070
                           Revenue, John Carroll University,
                           Series A, 1.71%, 11/15/31, LOC:
                           Allied Irish Bank*

                   2,600   State Higher Education Facilities                                                                  2,600
                           Revenue, John Carroll University,
                           Series B, 1.71%, 2/1/32, LOC: Allied
                           Irish Bank*

                   1,800   State Higher Education Facilities                                                                  1,800
                           Revenue, Xavier University Project,
                           Series B, 1.69%, 11/1/30, LOC: US
                           Bank*

                     825   Student Loan Funding Corp.,                                                                          825
                           Cincinnati Student Loan Revenue,
                           Series A-1, AMT, 1.74%, 1/1/07, LIQ:
                           SLMA* (b)

                   3,495   Student Loan Funding Corp.,                                                                        3,495
                           Cincinnati Student Loan Revenue,
                           Series A-2, AMT, 1.74%, 8/1/10, LIQ:
                           SLMA* (b)

                   3,000   Summit County, IDR, Quality Mold,                                                                  3,000
                           Inc. Project, Series 99, AMT, 1.82%,
                           6/1/19, LOC: Keybank* (b)

                   1,900   Warren County, EDR, Ralph J.                                                                       1,900

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

                           Stolle Countryside, 1.53%, 8/1/20,
                           LOC: Fifth Third Bank* (b)

                     967   Warren County, Health Care                                                                           967
                           Facilities Revenue, Otterbein Homes,
                           Series B, 1.73%, 7/1/23, LOC: Fifth
                           Third Bank*

                   2,000   Wooster, IDR, Allen Group, Inc.,                                                                   2,000
                           1.69%, 12/1/10, LOC: Wachovia                                                                  ---------
                           Bank*

                                                                                                                             89,316
                                                                                                                          ---------
TOTAL WEEKLY DEMAND NOTES                                                                                                    89,316
                                                                                                                          =========
INVESTMENT COMPANIES  (0.1%):
Ohio  (0.1%):
                      90   Federated Ohio Municipal Cash Trust                                                                   90
                           Fund                                                                                          ---------
TOTAL INVESTMENT COMPANIES                                                                                                       90
                                                                                                                          ---------

TOTAL (AMORTIZED COST $105,421) (a)                                                                                       $ 105,421
                                                                                                                          =========

------------
Percentages indicated are based on net assets of $105,554.

(a) Aggregate cost for federal income tax purposes differ from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities have been determined to be liquid under procedures established by the Board of Trustees.

* Variable rate securities. The interest rate, which will change periodically, is based an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at September 30, 2004.

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Annual Report.

ONE GROUP MUTUAL FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS

ABBREVIATIONS

AMBAC      Insured by AMBAC Indemnity Corporation
AMT        Alternative Minimum Tax Paper
EDC        Economic Development Corporation
EDR        Economic Development Revenue
FGIC       Insured by Financial Guaranty Insurance Corporation
FHLB       Insured by Federal Home Loan Bank
FHLMC      Insured by Federal Home Loan Mortgage Corporation
FNMA       Insured by Fannie Mae
FSA        Insured by Federal Security Assurance
GO         General Obligation
GTY        Guaranty
IDA        Industrial Development Authority
IDR        Industrial Development Revenue
INS        Insured
LIQ        Liquidity Agreement
LOC        Letter of Credit
MBIA       Insured by Municipal Bond Insurance Association
SLMA       Insured by Student Loan Marketing Association
TFIC       Tax-Free Investment Co.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed and are operating effectively to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                      One Group Mutual Funds

By (Signature and Title)                          /s/ George C.W. Gatch
                                                  ------------------------------
                                                  George C.W. Gatch, President

Date November 29, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)                          /s/ Stephanie J. Dorsey
                                                  ------------------------------
                                                  Stephanie J. Dorsey, Treasurer

Date November 29, 2004

By (Signature and Title)                          /s/ George C. W. Gatch
                                                  ------------------------------
                                                  George C. W. Gatch, President

Date November 29, 2004